UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class Z : FIKPX

This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,913,969,437
Number of Holdings	1,970
Portfolio Turnover	301%
What did the Fund invest in?
(as of February 28, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	7.0
2 - 2.99%	35.1
3 - 3.99%	25.2
4 - 4.99%	18.1
5 - 5.99%	5.5
6 - 6.99%	4.9
7 - 7.99%	0.0
8 - 8.99%	0.0
12 - 12.99%	0.0
13 - 13.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.3
CMOs and Other Mortgage Related Securities - 25.2
U.S. Government Agency - Mortgage Securities - 24.0
U.S. Government Agency Obligations - 0.3
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.0
Freddie Mac Multifamily Structured pass-thru certificates	18.7
US Treasury Bonds	15.3
Fannie Mae Mortgage pass-thru certificates	14.7
Freddie Mac Gold Pool	8.8
Ginnie Mae II Pool	5.6
Fannie Mae Guaranteed REMICS	2.4
Ginnie Mae I Pool	1.6
Ginnie Mae REMIC pass-thru certificates	1.3
Freddie Mac Non Gold Pool	0.9
100.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915403.100    3305-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class C : FCEPX

This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.52%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$39,049,825,301
Number of Holdings	6,996
Portfolio Turnover	237%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 52.8
AAA - 8.0
AA - 1.1
A - 7.6
BBB - 15.8
BB - 4.4
B - 5.4
CCC,CC,C - 1.7
D - 0.0
Not Rated - 5.0
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 32.3
Corporate Bonds - 27.3
U.S. Government Agency - Mortgage Securities - 20.5
Asset-Backed Securities - 7.7
CMOs and Other Mortgage Related Securities - 6.8
Bank Loan Obligations - 5.5
Foreign Government and Government Agency Obligations - 1.2
Preferred Securities - 0.4
Common Stocks - 0.1
Other Investments - 0.1
Options - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.7
Grand Cayman (UK Overseas Ter) - 4.6
United Kingdom - 1.6
Mexico - 1.4
Germany - 0.9
France - 0.7
Ireland - 0.6
Switzerland - 0.6
Canada - 0.5
Others - 3.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	21.5
US Treasury Bonds	10.8
Fannie Mae Mortgage pass-thru certificates	7.6
Ginnie Mae II Pool	6.0
Freddie Mac Gold Pool	4.5
Uniform Mortgage Backed Securities	1.7
JPMorgan Chase & Co	1.2
Petroleos Mexicanos	1.2
Bank of America Corp	0.8
Goldman Sachs Group Inc/The	0.8
56.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915429.100    1343-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class A : FEBBX

This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.69%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$39,870,051
Number of Holdings	233
Portfolio Turnover	68%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 48.9
AAA - 1.0
AA - 1.8
A - 13.0
BBB - 25.4
BB - 3.1
B - 0.3
Not Rated - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 42.0
U.S. Treasury Obligations - 32.4
U.S. Government Agency - Mortgage Securities - 16.1
Asset-Backed Securities - 2.6
CMOs and Other Mortgage Related Securities - 2.3
Foreign Government and Government Agency Obligations - 1.8
Preferred Securities - 0.5
U.S. Government Agency Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.1
Germany - 3.2
United Kingdom - 2.8
Ireland - 1.6
France - 1.6
Italy - 1.2
Luxembourg - 1.0
Denmark - 0.8
Netherlands - 0.8
Others - 3.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	21.7
US Treasury Bonds	10.7
Freddie Mac Gold Pool	8.0
Fannie Mae Mortgage pass-thru certificates	7.4
Freddie Mac Multifamily Structured pass-thru certificates	2.0
PNC Financial Services Group Inc/The	1.7
Verizon Communications Inc	1.5
German Federal Republic	1.3
AES Corp/The	1.1
BNP Paribas SA	1.1
56.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915472.100    6380-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Total Bond K6 Fund Fidelity® Total Bond K6 Fund : FTKFX

This semi-annual shareholder report contains information about Fidelity® Total Bond K6 Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond K6 Fund	$ 15	0.30%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$6,677,960,974
Number of Holdings	4,494
Portfolio Turnover	268%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 57.0
AAA - 6.3
AA - 0.5
A - 6.3
BBB - 14.6
BB - 4.5
B - 5.4
CCC,CC,C - 1.4
D - 0.0
Not Rated - 5.8
Equities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (2.0)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 37.7
Corporate Bonds - 24.6
U.S. Government Agency - Mortgage Securities - 19.3
Asset-Backed Securities - 7.1
CMOs and Other Mortgage Related Securities - 6.7
Bank Loan Obligations - 5.0
Foreign Government and Government Agency Obligations - 1.1
Preferred Securities - 0.3
Common Stocks - 0.1
Alternative Funds - 0.1
Options - 0.0
Other Investments - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.0)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.4
Grand Cayman (UK Overseas Ter) - 3.4
United Kingdom - 1.3
Mexico - 1.1
Germany - 0.8
Ireland - 0.7
Bailiwick Of Jersey - 0.6
Canada - 0.5
Switzerland - 0.4
Others - 2.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	26.0
US Treasury Bonds	11.7
Fannie Mae Mortgage pass-thru certificates	6.8
Ginnie Mae II Pool	5.9
Freddie Mac Gold Pool	4.5
Uniform Mortgage Backed Securities	1.5
JPMorgan Chase & Co	1.2
Petroleos Mexicanos	1.0
Bank of America Corp	0.8
Wells Fargo & Co	0.7
60.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915453.100    2944-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class I : FEPIX

This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.51%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$39,049,825,301
Number of Holdings	6,996
Portfolio Turnover	237%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 52.8
AAA - 8.0
AA - 1.1
A - 7.6
BBB - 15.8
BB - 4.4
B - 5.4
CCC,CC,C - 1.7
D - 0.0
Not Rated - 5.0
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 32.3
Corporate Bonds - 27.3
U.S. Government Agency - Mortgage Securities - 20.5
Asset-Backed Securities - 7.7
CMOs and Other Mortgage Related Securities - 6.8
Bank Loan Obligations - 5.5
Foreign Government and Government Agency Obligations - 1.2
Preferred Securities - 0.4
Common Stocks - 0.1
Other Investments - 0.1
Options - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.7
Grand Cayman (UK Overseas Ter) - 4.6
United Kingdom - 1.6
Mexico - 1.4
Germany - 0.9
France - 0.7
Ireland - 0.6
Switzerland - 0.6
Canada - 0.5
Others - 3.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	21.5
US Treasury Bonds	10.8
Fannie Mae Mortgage pass-thru certificates	7.6
Ginnie Mae II Pool	6.0
Freddie Mac Gold Pool	4.5
Uniform Mortgage Backed Securities	1.7
JPMorgan Chase & Co	1.2
Petroleos Mexicanos	1.2
Bank of America Corp	0.8
Goldman Sachs Group Inc/The	0.8
56.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915431.100    1345-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class C : FEBDX

This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.45%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$39,870,051
Number of Holdings	233
Portfolio Turnover	68%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 48.9
AAA - 1.0
AA - 1.8
A - 13.0
BBB - 25.4
BB - 3.1
B - 0.3
Not Rated - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 42.0
U.S. Treasury Obligations - 32.4
U.S. Government Agency - Mortgage Securities - 16.1
Asset-Backed Securities - 2.6
CMOs and Other Mortgage Related Securities - 2.3
Foreign Government and Government Agency Obligations - 1.8
Preferred Securities - 0.5
U.S. Government Agency Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.1
Germany - 3.2
United Kingdom - 2.8
Ireland - 1.6
France - 1.6
Italy - 1.2
Luxembourg - 1.0
Denmark - 0.8
Netherlands - 0.8
Others - 3.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	21.7
US Treasury Bonds	10.7
Freddie Mac Gold Pool	8.0
Fannie Mae Mortgage pass-thru certificates	7.4
Freddie Mac Multifamily Structured pass-thru certificates	2.0
PNC Financial Services Group Inc/The	1.7
Verizon Communications Inc	1.5
German Federal Republic	1.3
AES Corp/The	1.1
BNP Paribas SA	1.1
56.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915473.100    6381-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Government Income Fund Fidelity® Government Income Fund : FGOVX

This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Income Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,913,969,437
Number of Holdings	1,970
Portfolio Turnover	301%
What did the Fund invest in?
(as of February 28, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	7.0
2 - 2.99%	35.1
3 - 3.99%	25.2
4 - 4.99%	18.1
5 - 5.99%	5.5
6 - 6.99%	4.9
7 - 7.99%	0.0
8 - 8.99%	0.0
12 - 12.99%	0.0
13 - 13.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.3
CMOs and Other Mortgage Related Securities - 25.2
U.S. Government Agency - Mortgage Securities - 24.0
U.S. Government Agency Obligations - 0.3
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.0
Freddie Mac Multifamily Structured pass-thru certificates	18.7
US Treasury Bonds	15.3
Fannie Mae Mortgage pass-thru certificates	14.7
Freddie Mac Gold Pool	8.8
Ginnie Mae II Pool	5.6
Fannie Mae Guaranteed REMICS	2.4
Ginnie Mae I Pool	1.6
Ginnie Mae REMIC pass-thru certificates	1.3
Freddie Mac Non Gold Pool	0.9
100.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915404.100    54-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Series Government Bond Index Fund Fidelity® Series Government Bond Index Fund : FHNFX

This semi-annual shareholder report contains information about Fidelity® Series Government Bond Index Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,252,273,467
Number of Holdings	246
Portfolio Turnover	21%
What did the Fund invest in?
(as of February 28, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	14.9
1 - 1.99%	19.4
2 - 2.99%	13.6
3 - 3.99%	19.9
4 - 4.99%	28.1
5 - 5.99%	1.9
6 - 6.99%	0.8
7 - 7.99%	0.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 97.6
U.S. Government Agency Obligations - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	75.4
US Treasury Bonds	22.2
Fannie Mae	0.3
Federal Farm Credit Banks Funding Corp	0.3
Tennessee Valley Authority	0.2
Federal Home Loan Bank	0.2
Freddie Mac Non Gold Pool	0.1
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915460.100    3221-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Total Bond Fund Fidelity® Total Bond Fund : FTBFX

This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$39,049,825,301
Number of Holdings	6,996
Portfolio Turnover	237%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 52.8
AAA - 8.0
AA - 1.1
A - 7.6
BBB - 15.8
BB - 4.4
B - 5.4
CCC,CC,C - 1.7
D - 0.0
Not Rated - 5.0
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 32.3
Corporate Bonds - 27.3
U.S. Government Agency - Mortgage Securities - 20.5
Asset-Backed Securities - 7.7
CMOs and Other Mortgage Related Securities - 6.8
Bank Loan Obligations - 5.5
Foreign Government and Government Agency Obligations - 1.2
Preferred Securities - 0.4
Common Stocks - 0.1
Other Investments - 0.1
Options - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.7
Grand Cayman (UK Overseas Ter) - 4.6
United Kingdom - 1.6
Mexico - 1.4
Germany - 0.9
France - 0.7
Ireland - 0.6
Switzerland - 0.6
Canada - 0.5
Others - 3.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	21.5
US Treasury Bonds	10.8
Fannie Mae Mortgage pass-thru certificates	7.6
Ginnie Mae II Pool	6.0
Freddie Mac Gold Pool	4.5
Uniform Mortgage Backed Securities	1.7
JPMorgan Chase & Co	1.2
Petroleos Mexicanos	1.2
Bank of America Corp	0.8
Goldman Sachs Group Inc/The	0.8
56.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915433.100    820-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class I : FVIIX

This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.50%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,913,969,437
Number of Holdings	1,970
Portfolio Turnover	301%
What did the Fund invest in?
(as of February 28, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	7.0
2 - 2.99%	35.1
3 - 3.99%	25.2
4 - 4.99%	18.1
5 - 5.99%	5.5
6 - 6.99%	4.9
7 - 7.99%	0.0
8 - 8.99%	0.0
12 - 12.99%	0.0
13 - 13.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.3
CMOs and Other Mortgage Related Securities - 25.2
U.S. Government Agency - Mortgage Securities - 24.0
U.S. Government Agency Obligations - 0.3
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.0
Freddie Mac Multifamily Structured pass-thru certificates	18.7
US Treasury Bonds	15.3
Fannie Mae Mortgage pass-thru certificates	14.7
Freddie Mac Gold Pool	8.8
Ginnie Mae II Pool	5.6
Fannie Mae Guaranteed REMICS	2.4
Ginnie Mae I Pool	1.6
Ginnie Mae REMIC pass-thru certificates	1.3
Freddie Mac Non Gold Pool	0.9
100.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915402.100    1759-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Intermediate Government Income Fund Fidelity® Intermediate Government Income Fund : FSTGX

This semi-annual shareholder report contains information about Fidelity® Intermediate Government Income Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Government Income Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$484,841,261
Number of Holdings	209
Portfolio Turnover	161%
What did the Fund invest in?
(as of February 28, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	4.6
1 - 1.99%	15.2
2 - 2.99%	13.9
3 - 3.99%	16.4
4 - 4.99%	38.4
5 - 5.99%	2.2
6 - 6.99%	0.5

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 75.2
CMOs and Other Mortgage Related Securities - 14.9
U.S. Government Agency - Mortgage Securities - 1.1
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 8.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	74.7
Freddie Mac Multifamily Structured pass-thru certificates	12.3
Fannie Mae Mortgage pass-thru certificates	2.0
Fannie Mae Guaranteed REMICS	1.1
Freddie Mac Gold Pool	1.1
FREMF Mortgage Trust	0.9
Ginnie Mae II Pool	0.6
US Treasury Bonds	0.5
Ginnie Mae I Pool	0.2
Freddie Mac Non Gold Pool	0.1
93.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915426.100    452-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class I : FEBFX

This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.45%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$39,870,051
Number of Holdings	233
Portfolio Turnover	68%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 48.9
AAA - 1.0
AA - 1.8
A - 13.0
BBB - 25.4
BB - 3.1
B - 0.3
Not Rated - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 42.0
U.S. Treasury Obligations - 32.4
U.S. Government Agency - Mortgage Securities - 16.1
Asset-Backed Securities - 2.6
CMOs and Other Mortgage Related Securities - 2.3
Foreign Government and Government Agency Obligations - 1.8
Preferred Securities - 0.5
U.S. Government Agency Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.1
Germany - 3.2
United Kingdom - 2.8
Ireland - 1.6
France - 1.6
Italy - 1.2
Luxembourg - 1.0
Denmark - 0.8
Netherlands - 0.8
Others - 3.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	21.7
US Treasury Bonds	10.7
Freddie Mac Gold Pool	8.0
Fannie Mae Mortgage pass-thru certificates	7.4
Freddie Mac Multifamily Structured pass-thru certificates	2.0
PNC Financial Services Group Inc/The	1.7
Verizon Communications Inc	1.5
German Federal Republic	1.3
AES Corp/The	1.1
BNP Paribas SA	1.1
56.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915475.100    6383-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class A : FVIAX

This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.80%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,913,969,437
Number of Holdings	1,970
Portfolio Turnover	301%
What did the Fund invest in?
(as of February 28, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	7.0
2 - 2.99%	35.1
3 - 3.99%	25.2
4 - 4.99%	18.1
5 - 5.99%	5.5
6 - 6.99%	4.9
7 - 7.99%	0.0
8 - 8.99%	0.0
12 - 12.99%	0.0
13 - 13.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.3
CMOs and Other Mortgage Related Securities - 25.2
U.S. Government Agency - Mortgage Securities - 24.0
U.S. Government Agency Obligations - 0.3
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.0
Freddie Mac Multifamily Structured pass-thru certificates	18.7
US Treasury Bonds	15.3
Fannie Mae Mortgage pass-thru certificates	14.7
Freddie Mac Gold Pool	8.8
Ginnie Mae II Pool	5.6
Fannie Mae Guaranteed REMICS	2.4
Ginnie Mae I Pool	1.6
Ginnie Mae REMIC pass-thru certificates	1.3
Freddie Mac Non Gold Pool	0.9
100.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915399.100    1755-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class A : FEPAX

This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.75%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$39,049,825,301
Number of Holdings	6,996
Portfolio Turnover	237%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 52.8
AAA - 8.0
AA - 1.1
A - 7.6
BBB - 15.8
BB - 4.4
B - 5.4
CCC,CC,C - 1.7
D - 0.0
Not Rated - 5.0
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 32.3
Corporate Bonds - 27.3
U.S. Government Agency - Mortgage Securities - 20.5
Asset-Backed Securities - 7.7
CMOs and Other Mortgage Related Securities - 6.8
Bank Loan Obligations - 5.5
Foreign Government and Government Agency Obligations - 1.2
Preferred Securities - 0.4
Common Stocks - 0.1
Other Investments - 0.1
Options - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.7
Grand Cayman (UK Overseas Ter) - 4.6
United Kingdom - 1.6
Mexico - 1.4
Germany - 0.9
France - 0.7
Ireland - 0.6
Switzerland - 0.6
Canada - 0.5
Others - 3.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	21.5
US Treasury Bonds	10.8
Fannie Mae Mortgage pass-thru certificates	7.6
Ginnie Mae II Pool	6.0
Freddie Mac Gold Pool	4.5
Uniform Mortgage Backed Securities	1.7
JPMorgan Chase & Co	1.2
Petroleos Mexicanos	1.2
Bank of America Corp	0.8
Goldman Sachs Group Inc/The	0.8
56.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915428.100    1341-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class Z : FEBGX

This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$39,870,051
Number of Holdings	233
Portfolio Turnover	68%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 48.9
AAA - 1.0
AA - 1.8
A - 13.0
BBB - 25.4
BB - 3.1
B - 0.3
Not Rated - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 42.0
U.S. Treasury Obligations - 32.4
U.S. Government Agency - Mortgage Securities - 16.1
Asset-Backed Securities - 2.6
CMOs and Other Mortgage Related Securities - 2.3
Foreign Government and Government Agency Obligations - 1.8
Preferred Securities - 0.5
U.S. Government Agency Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.1
Germany - 3.2
United Kingdom - 2.8
Ireland - 1.6
France - 1.6
Italy - 1.2
Luxembourg - 1.0
Denmark - 0.8
Netherlands - 0.8
Others - 3.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	21.7
US Treasury Bonds	10.7
Freddie Mac Gold Pool	8.0
Fannie Mae Mortgage pass-thru certificates	7.4
Freddie Mac Multifamily Structured pass-thru certificates	2.0
PNC Financial Services Group Inc/The	1.7
Verizon Communications Inc	1.5
German Federal Republic	1.3
AES Corp/The	1.1
BNP Paribas SA	1.1
56.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915476.100    6384-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class M : FVITX

This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 38	0.77%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,913,969,437
Number of Holdings	1,970
Portfolio Turnover	301%
What did the Fund invest in?
(as of February 28, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	7.0
2 - 2.99%	35.1
3 - 3.99%	25.2
4 - 4.99%	18.1
5 - 5.99%	5.5
6 - 6.99%	4.9
7 - 7.99%	0.0
8 - 8.99%	0.0
12 - 12.99%	0.0
13 - 13.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.3
CMOs and Other Mortgage Related Securities - 25.2
U.S. Government Agency - Mortgage Securities - 24.0
U.S. Government Agency Obligations - 0.3
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.0
Freddie Mac Multifamily Structured pass-thru certificates	18.7
US Treasury Bonds	15.3
Fannie Mae Mortgage pass-thru certificates	14.7
Freddie Mac Gold Pool	8.8
Ginnie Mae II Pool	5.6
Fannie Mae Guaranteed REMICS	2.4
Ginnie Mae I Pool	1.6
Ginnie Mae REMIC pass-thru certificates	1.3
Freddie Mac Non Gold Pool	0.9
100.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915401.100    1758-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class M : FEBEX

This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 34	0.68%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$39,870,051
Number of Holdings	233
Portfolio Turnover	68%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 48.9
AAA - 1.0
AA - 1.8
A - 13.0
BBB - 25.4
BB - 3.1
B - 0.3
Not Rated - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 42.0
U.S. Treasury Obligations - 32.4
U.S. Government Agency - Mortgage Securities - 16.1
Asset-Backed Securities - 2.6
CMOs and Other Mortgage Related Securities - 2.3
Foreign Government and Government Agency Obligations - 1.8
Preferred Securities - 0.5
U.S. Government Agency Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.1
Germany - 3.2
United Kingdom - 2.8
Ireland - 1.6
France - 1.6
Italy - 1.2
Luxembourg - 1.0
Denmark - 0.8
Netherlands - 0.8
Others - 3.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	21.7
US Treasury Bonds	10.7
Freddie Mac Gold Pool	8.0
Fannie Mae Mortgage pass-thru certificates	7.4
Freddie Mac Multifamily Structured pass-thru certificates	2.0
PNC Financial Services Group Inc/The	1.7
Verizon Communications Inc	1.5
German Federal Republic	1.3
AES Corp/The	1.1
BNP Paribas SA	1.1
56.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915474.100    6382-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class C : FVICX

This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 77	1.56%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,913,969,437
Number of Holdings	1,970
Portfolio Turnover	301%
What did the Fund invest in?
(as of February 28, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	7.0
2 - 2.99%	35.1
3 - 3.99%	25.2
4 - 4.99%	18.1
5 - 5.99%	5.5
6 - 6.99%	4.9
7 - 7.99%	0.0
8 - 8.99%	0.0
12 - 12.99%	0.0
13 - 13.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.3
CMOs and Other Mortgage Related Securities - 25.2
U.S. Government Agency - Mortgage Securities - 24.0
U.S. Government Agency Obligations - 0.3
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.0
Freddie Mac Multifamily Structured pass-thru certificates	18.7
US Treasury Bonds	15.3
Fannie Mae Mortgage pass-thru certificates	14.7
Freddie Mac Gold Pool	8.8
Ginnie Mae II Pool	5.6
Fannie Mae Guaranteed REMICS	2.4
Ginnie Mae I Pool	1.6
Ginnie Mae REMIC pass-thru certificates	1.3
Freddie Mac Non Gold Pool	0.9
100.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915400.100    1757-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class Z : FBKWX

This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$39,049,825,301
Number of Holdings	6,996
Portfolio Turnover	237%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 52.8
AAA - 8.0
AA - 1.1
A - 7.6
BBB - 15.8
BB - 4.4
B - 5.4
CCC,CC,C - 1.7
D - 0.0
Not Rated - 5.0
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 32.3
Corporate Bonds - 27.3
U.S. Government Agency - Mortgage Securities - 20.5
Asset-Backed Securities - 7.7
CMOs and Other Mortgage Related Securities - 6.8
Bank Loan Obligations - 5.5
Foreign Government and Government Agency Obligations - 1.2
Preferred Securities - 0.4
Common Stocks - 0.1
Other Investments - 0.1
Options - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.7
Grand Cayman (UK Overseas Ter) - 4.6
United Kingdom - 1.6
Mexico - 1.4
Germany - 0.9
France - 0.7
Ireland - 0.6
Switzerland - 0.6
Canada - 0.5
Others - 3.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	21.5
US Treasury Bonds	10.8
Fannie Mae Mortgage pass-thru certificates	7.6
Ginnie Mae II Pool	6.0
Freddie Mac Gold Pool	4.5
Uniform Mortgage Backed Securities	1.7
JPMorgan Chase & Co	1.2
Petroleos Mexicanos	1.2
Bank of America Corp	0.8
Goldman Sachs Group Inc/The	0.8
56.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915432.100    2733-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Environmental Bond Fund Fidelity® Environmental Bond Fund : FFEBX

This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Environmental Bond Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$39,870,051
Number of Holdings	233
Portfolio Turnover	68%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 48.9
AAA - 1.0
AA - 1.8
A - 13.0
BBB - 25.4
BB - 3.1
B - 0.3
Not Rated - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 42.0
U.S. Treasury Obligations - 32.4
U.S. Government Agency - Mortgage Securities - 16.1
Asset-Backed Securities - 2.6
CMOs and Other Mortgage Related Securities - 2.3
Foreign Government and Government Agency Obligations - 1.8
Preferred Securities - 0.5
U.S. Government Agency Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.1
Germany - 3.2
United Kingdom - 2.8
Ireland - 1.6
France - 1.6
Italy - 1.2
Luxembourg - 1.0
Denmark - 0.8
Netherlands - 0.8
Others - 3.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	21.7
US Treasury Bonds	10.7
Freddie Mac Gold Pool	8.0
Fannie Mae Mortgage pass-thru certificates	7.4
Freddie Mac Multifamily Structured pass-thru certificates	2.0
PNC Financial Services Group Inc/The	1.7
Verizon Communications Inc	1.5
German Federal Republic	1.3
AES Corp/The	1.1
BNP Paribas SA	1.1
56.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915471.100    6379-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class M : FEPTX

This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 38	0.75%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$39,049,825,301
Number of Holdings	6,996
Portfolio Turnover	237%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 52.8
AAA - 8.0
AA - 1.1
A - 7.6
BBB - 15.8
BB - 4.4
B - 5.4
CCC,CC,C - 1.7
D - 0.0
Not Rated - 5.0
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 32.3
Corporate Bonds - 27.3
U.S. Government Agency - Mortgage Securities - 20.5
Asset-Backed Securities - 7.7
CMOs and Other Mortgage Related Securities - 6.8
Bank Loan Obligations - 5.5
Foreign Government and Government Agency Obligations - 1.2
Preferred Securities - 0.4
Common Stocks - 0.1
Other Investments - 0.1
Options - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.7
Grand Cayman (UK Overseas Ter) - 4.6
United Kingdom - 1.6
Mexico - 1.4
Germany - 0.9
France - 0.7
Ireland - 0.6
Switzerland - 0.6
Canada - 0.5
Others - 3.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	21.5
US Treasury Bonds	10.8
Fannie Mae Mortgage pass-thru certificates	7.6
Ginnie Mae II Pool	6.0
Freddie Mac Gold Pool	4.5
Uniform Mortgage Backed Securities	1.7
JPMorgan Chase & Co	1.2
Petroleos Mexicanos	1.2
Bank of America Corp	0.8
Goldman Sachs Group Inc/The	0.8
56.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915430.100    1344-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Environmental Bond Fund

Semi-Annual Report
February 28, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Environmental Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 2.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.6%
Goodleap Sustainable Home Solution Trust Series 2021-5CS Class A, 2.31% 10/20/2048 (b)	280,177	229,122
Goodleap Sustainable Home Solution Trust Series 2023-4C Class A, 6.48% 3/20/2057 (b)	88,353	88,702
Helios Issuer LLC Series 2022-A Class A, 2.79% 2/22/2049 (b)	207,879	184,171
Hertz Vehicle Financing III LLC Series 2023-1A Class A, 5.49% 6/25/2027 (b)	100,000	100,740
Mosaic Solar Loans LLC Series 2024-1A Class A, 5.5% 9/20/2049 (b)	82,257	81,217
Sunrun Callisto Issuer LLC Series 2021-2A Class A, 2.27% 1/30/2057 (b)	166,123	144,416
Sunrun Julius Issuer LLC Series 2023-2A Class A1, 6.6% 1/30/2059 (b)	145,310	147,676
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	35,569	35,678
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	38,000	38,387
TOTAL UNITED STATES		1,050,109
TOTAL ASSET-BACKED SECURITIES (Cost $1,139,243)		1,050,109

Commercial Mortgage Securities - 2.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.3%
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (b)	100,000	103,345
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-KG03 Class A2, 1.297% 6/25/2030 (c)	160,000	136,958
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-KG07 Class A2, 3.123% 8/25/2032	200,000	182,510
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-KSG4 Class A2, 3.4% 8/25/2032 (c)	200,000	185,735
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-KG08 Class A2, 4.134% 5/25/2033	300,000	291,260
TOTAL UNITED STATES		899,808
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $934,821)		899,808

Foreign Government and Government Agency Obligations - 1.8%
		Principal Amount (a)	Value ($)
GERMANY - 1.3%
German Federal Republic 0% 10/10/2025 (d)	EUR	285,000	291,861
German Federal Republic 0% 8/15/2030 (d)	EUR	137,000	127,001
German Federal Republic 0% 8/15/2031 (d)	EUR	110,000	99,468
TOTAL GERMANY			518,330
UNITED KINGDOM - 0.2%
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (d)	GBP	55,000	56,486
United Kingdom of Great Britain and Northern Ireland 0.875% 7/31/2033 (d)	GBP	10,000	9,513
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (d)	GBP	20,000	25,161
TOTAL UNITED KINGDOM			91,160
URUGUAY - 0.3%
Uruguay Republic 5.75% 10/28/2034		100,000	103,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $718,094)			713,290

Non-Convertible Corporate Bonds - 42.0%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lendlease Finance Ltd 3.4% 10/27/2027 (d)	AUD	20,000	11,839
BELGIUM - 0.5%
Financials - 0.5%
Banks - 0.5%
KBC Group NV 4.932% 10/16/2030 (b)(c)		200,000	199,888
CANADA - 0.7%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
TELUS Corp 3.4% 5/13/2032		300,000	270,922
CHINA - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		100,000	86,446
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033		200,000	197,526

TOTAL CHINA			283,972
DENMARK - 0.8%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 4.75% 6/21/2030 (c)(d)	EUR	100,000	111,075
Industrials - 0.3%
Marine Transportation - 0.3%
AP Moller - Maersk A/S 5.875% 9/14/2033 (b)		100,000	104,403
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Orsted AS 3.25% 9/13/2031 (d)	EUR	100,000	103,504
TOTAL DENMARK			318,982
FINLAND - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Citycon Treasury BV 5% 3/11/2030 (d)	EUR	100,000	105,508
FRANCE - 1.6%
Financials - 1.6%
Banks - 1.6%
BNP Paribas SA 1.675% 6/30/2027 (b)(c)		200,000	192,451
BNP Paribas SA 5.497% 5/20/2030 (b)(c)		200,000	203,785
BNP Paribas SA 5.786% 1/13/2033 (b)(c)		39,000	39,993
Societe Generale SA 5.5% 4/13/2029 (b)(c)		200,000	202,438

TOTAL FRANCE			638,667
GERMANY - 1.9%
Consumer Discretionary - 0.7%
Automobile Components - 0.7%
ZF Finance GmbH 2% 5/6/2027 (d)	EUR	100,000	99,237
ZF North America Capital Inc 6.75% 4/23/2030 (b)		100,000	98,381
ZF North America Capital Inc 6.875% 4/23/2032 (b)		100,000	96,616
			294,234
Financials - 0.2%
Banks - 0.2%
Commerzbank AG 3.625% 1/14/2032 (c)(d)	EUR	100,000	104,748
Materials - 0.3%
Chemicals - 0.3%
Evonik Industries AG 1.375% 9/2/2081 (c)(d)	EUR	100,000	99,853
Construction Materials - 0.0%
Heidelberg Materials AG 3.95% 7/19/2034 (d)	EUR	10,000	10,796
Utilities - 0.7%
Electric Utilities - 0.3%
Amprion GmbH 3.875% 9/7/2028 (d)	EUR	100,000	107,070
Independent Power and Renewable Electricity Producers - 0.4%
RWE Finance US LLC 6.25% 4/16/2054 (b)		150,000	152,134
TOTAL UTILITIES			259,204

TOTAL GERMANY			768,835
IRELAND - 1.6%
Financials - 0.6%
Banks - 0.6%
AIB Group PLC 2.875% 5/30/2031 (c)(d)	EUR	125,000	129,112
Bank of Ireland Group PLC 5% 7/4/2031 (c)(d)	EUR	100,000	113,053
			242,165
Materials - 1.0%
Containers & Packaging - 1.0%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030 (b)		200,000	203,566
Smurfit Westrock Financing DAC 5.418% 1/15/2035 (b)		200,000	203,006
			406,572
TOTAL IRELAND			648,737
ITALY - 1.0%
Utilities - 1.0%
Electric Utilities - 1.0%
Enel Finance International NV 5.125% 6/26/2029 (b)		400,000	403,598
JAPAN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
NTT Finance Corp 4.372% 7/27/2027 (b)		100,000	99,904
LUXEMBOURG - 1.0%
Financials - 0.5%
Financial Services - 0.5%
Acef Holding SCA 1.25% 4/26/2030 (d)	EUR	100,000	93,212
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (d)	EUR	100,000	111,702
			204,914
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Blackstone Property Partners Europe Holdings Sarl 1.625% 4/20/2030 (d)	EUR	100,000	93,901
P3 Group Sarl 4% 4/19/2032 (d)	EUR	100,000	105,219
			199,120
TOTAL LUXEMBOURG			404,034
NETHERLANDS - 0.5%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
REWE International Finance BV 4.875% 9/13/2030 (d)	EUR	100,000	111,602
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CTP NV 1.5% 9/27/2031 (d)	EUR	100,000	91,146
TOTAL NETHERLANDS			202,748
NORWAY - 0.3%
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 4% 3/14/2029 (c)(d)	EUR	100,000	107,732
PORTUGAL - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
EDP SA 1.7% 7/20/2080 (c)(d)	EUR	100,000	103,005
SPAIN - 0.5%
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)		200,000	188,641
UNITED KINGDOM - 2.6%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (b)		100,000	87,660
Financials - 1.6%
Banks - 1.6%
Barclays PLC 5.367% 2/25/2031 (c)		200,000	202,328
Lloyds Banking Group PLC 3.875% 5/14/2032 (c)(d)	EUR	100,000	106,826
NatWest Group PLC 3.673% 8/5/2031 (c)(d)	EUR	100,000	106,385
NatWest Group PLC 4.964% 8/15/2030 (c)		200,000	200,187
			615,726
Utilities - 0.8%
Electric Utilities - 0.3%
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (d)	EUR	100,000	104,849
Water Utilities - 0.5%
Severn Trent Utilities Finance PLC 4% 3/5/2034 (d)	EUR	100,000	107,594
United Utilities Water Finance PLC 3.5% 2/27/2033 (d)	EUR	100,000	103,875
			211,469
TOTAL UTILITIES			316,318

TOTAL UNITED KINGDOM			1,019,704
UNITED STATES - 27.4%
Communication Services - 2.3%
Diversified Telecommunication Services - 1.8%
AT&T Inc 5.4% 2/15/2034		150,000	153,372
Verizon Communications Inc 2.55% 3/21/2031		50,000	43,987
Verizon Communications Inc 3.875% 2/8/2029		450,000	438,873
Verizon Communications Inc 5.05% 5/9/2033		100,000	100,770
			737,002
Entertainment - 0.3%
Netflix Inc 4.9% 8/15/2034		100,000	100,162
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 4.2% 10/1/2029		100,000	98,024
TOTAL COMMUNICATION SERVICES			935,188

Consumer Discretionary - 0.2%
Automobiles - 0.2%
General Motors Financial Co Inc 4.9% 10/6/2029		100,000	98,788
Consumer Staples - 2.5%
Beverages - 0.2%
PepsiCo Inc 3.9% 7/18/2032		100,000	95,472
Consumer Staples Distribution & Retail - 0.6%
Walmart Inc 1.8% 9/22/2031		300,000	256,757
Food Products - 1.7%
Bunge Ltd Fin Corp 4.1% 1/7/2028		55,000	54,341
Bunge Ltd Fin Corp 4.2% 9/17/2029		100,000	98,198
General Mills Inc 2.25% 10/14/2031		450,000	384,783
Mondelez International Inc 4.75% 8/28/2034		100,000	97,987
			635,309
TOTAL CONSUMER STAPLES			987,538

Financials - 9.9%
Banks - 5.6%
Bank of America Corp 5.425% 8/15/2035 (c)		100,000	98,743
Bank of America Corp 6.204% 11/10/2028 (c)		290,000	300,958
Citigroup Inc 4.542% 9/19/2030 (c)		100,000	98,510
Fifth Third Bancorp 1.707% 11/1/2027 (c)		300,000	285,876
Fifth Third Bancorp 4.895% 9/6/2030 (c)		100,000	100,013
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 9/15/2030 (b)		100,000	89,667
JPMorgan Chase & Co 4.603% 10/22/2030 (c)		150,000	148,828
JPMorgan Chase & Co 6.07% 10/22/2027 (c)		200,000	204,788
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)		200,000	200,168
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (c)		200,000	198,329
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (c)		100,000	101,047
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (c)		150,000	154,697
Santander Holdings USA Inc 5.807% 9/9/2026 (c)		43,000	43,232
Wells Fargo & Co 4.54% 8/15/2026 (c)		100,000	99,923
Wells Fargo & Co 5.244% 1/24/2031 (c)		55,000	55,901
			2,180,680
Capital Markets - 2.4%
GA Global Funding Trust 5.2% 12/9/2031 (b)		150,000	149,409
GA Global Funding Trust 5.4% 1/13/2030 (b)		150,000	153,241
Moody's Corp 5% 8/5/2034		100,000	100,212
Morgan Stanley 4.654% 10/18/2030 (c)		100,000	99,057
Morgan Stanley 5.23% 1/15/2031 (c)		79,000	80,218
Nuveen LLC 5.55% 1/15/2030 (b)		18,000	18,524
S&P Global Inc 2.7% 3/1/2029		400,000	374,045
			974,706
Consumer Finance - 0.5%
Ford Motor Credit Co LLC 5.125% 11/5/2026		200,000	199,412
Financial Services - 0.2%
Mastercard Inc 4.35% 1/15/2032		100,000	98,126
Insurance - 1.2%
Aon Corp 6.25% 9/30/2040		100,000	108,028
Arthur J Gallagher & Co 5% 2/15/2032		12,000	12,002
Arthur J Gallagher & Co 5.15% 2/15/2035		150,000	149,297
Pine Street Trust III 6.223% 5/15/2054 (b)		200,000	209,728
			479,055
TOTAL FINANCIALS			3,931,979

Health Care - 2.0%
Health Care Providers & Services - 1.3%
CVS Health Corp 5.25% 1/30/2031		100,000	100,757
CVS Health Corp 5.875% 6/1/2053		50,000	48,173
Humana Inc 5.375% 4/15/2031		122,000	123,046
Icon Investments Six DAC 6% 5/8/2034		200,000	206,425
Kaiser Foundation Hospitals 3.15% 5/1/2027		50,000	48,789
			527,190
Pharmaceuticals - 0.7%
Merck & Co Inc 1.9% 12/10/2028		300,000	274,718
TOTAL HEALTH CARE			801,908

Industrials - 0.5%
Ground Transportation - 0.5%
Uber Technologies Inc 4.8% 9/15/2034		100,000	97,491
Uber Technologies Inc 5.35% 9/15/2054		100,000	95,179
			192,670
Information Technology - 2.5%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC / EMC Corp 4.85% 2/1/2035		100,000	96,639
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices Inc 1.7% 10/1/2028		300,000	273,226
Broadcom Inc 4.55% 2/15/2032		200,000	195,776
Micron Technology Inc 2.703% 4/15/2032		200,000	171,533
			640,535
Software - 0.6%
Autodesk Inc 2.4% 12/15/2031		300,000	257,512
TOTAL INFORMATION TECHNOLOGY			994,686

Materials - 0.8%
Chemicals - 0.8%
Dow Chemical Co/The 5.15% 2/15/2034		200,000	198,750
LYB International Finance III LLC 5.625% 5/15/2033		100,000	102,513
			301,263
Real Estate - 2.5%
Diversified REITs - 0.3%
WP Carey Inc 2.45% 2/1/2032		150,000	127,343
Health Care REITs - 0.6%
Healthpeak OP LLC 2.125% 12/1/2028		150,000	137,080
Healthpeak OP LLC 5.375% 2/15/2035		100,000	100,721
			237,801
Office REITs - 0.4%
Boston Properties LP 6.75% 12/1/2027		22,000	23,023
Hudson Pacific Properties LP 5.95% 2/15/2028		151,000	133,799
			156,822
Residential REITs - 1.2%
American Homes 4 Rent LP 5.5% 2/1/2034		50,000	50,752
UDR Inc 1.9% 3/15/2033		525,000	414,022
			464,774
TOTAL REAL ESTATE			986,740

Utilities - 4.2%
Electric Utilities - 2.8%
Clearway Energy Operating LLC 3.75% 1/15/2032 (b)		200,000	173,372
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		325,000	306,517
MidAmerican Energy Co 5.35% 1/15/2034		150,000	154,355
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		100,000	95,358
Pacific Gas and Electric Co 5.9% 10/1/2054		53,000	51,823
Pacific Gas and Electric Co 6.7% 4/1/2053		100,000	107,409
Public Service Electric and Gas Co 4.65% 3/15/2033		100,000	99,101
Puget Sound Energy Inc 5.448% 6/1/2053		100,000	98,255
Wisconsin Power and Light Co 4.95% 4/1/2033		50,000	49,694
			1,135,884
Independent Power and Renewable Electricity Producers - 1.1%
AES Corp/The 2.45% 1/15/2031		400,000	342,469
AES Corp/The 5.45% 6/1/2028		100,000	101,738
			444,207
Multi-Utilities - 0.3%
New York State Electric & Gas Corp 5.3% 8/15/2034 (b)		100,000	100,820
TOTAL UTILITIES			1,680,911

TOTAL UNITED STATES			10,911,671
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $16,993,999)			16,688,387

Preferred Securities - 0.5%
		Principal Amount (a)	Value ($)
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Terna - Rete Elettrica Nazionale 2.375% (c)(d)(e)	EUR	100,000	100,504
NETHERLANDS - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
TenneT Holding BV 4.625% (c)(d)(e)	EUR	100,000	109,665
TOTAL PREFERRED SECURITIES (Cost $221,136)			210,169

U.S. Government Agency - Mortgage Securities - 16.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 16.1%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	203,909	174,154
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	115,289	104,410
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	163,764	148,822
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	180,502	145,008
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	88,084	73,778
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	879,182	769,314
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	547,509	528,223
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	268,390	264,351
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	188,339	185,859
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	190,117	187,732
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	94,588	93,342
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	131,588	132,127
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	80,565	80,840
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	60,373	62,359
Freddie Mac Gold Pool 1.5% 12/1/2031	193,494	180,263
Freddie Mac Gold Pool 2% 1/1/2052	705,667	565,578
Freddie Mac Gold Pool 2% 3/1/2052	213,472	171,027
Freddie Mac Gold Pool 2% 4/1/2051	75,657	60,803
Freddie Mac Gold Pool 2.5% 2/1/2052	689,274	577,332
Freddie Mac Gold Pool 2.5% 3/1/2052	891,507	746,721
Freddie Mac Gold Pool 3.5% 6/1/2052	87,705	79,667
Freddie Mac Gold Pool 4% 12/1/2052	367,612	345,108
Freddie Mac Gold Pool 5% 6/1/2053	183,285	180,985
Freddie Mac Gold Pool 5.5% 10/1/2053	181,980	182,726
Freddie Mac Gold Pool 6.5% 1/1/2053	49,553	51,459
Freddie Mac Gold Pool 6.5% 6/1/2053	49,157	50,877
Ginnie Mae II Pool 2% 2/20/2051	177,872	146,223
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (f)	175,000	146,316
TOTAL UNITED STATES		6,435,404
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,713,731)		6,435,404

U.S. Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Tennessee Valley Authority 1.5% 9/15/2031 (Cost $199,976)	200,000	168,814

U.S. Treasury Obligations - 32.4%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 2% 11/15/2041 (h)	2.12 to 2.14	1,770,000	1,251,653
US Treasury Bonds 2.875% 5/15/2052	3.42	115,000	84,992
US Treasury Bonds 3.625% 2/15/2053	3.56	100,000	85,703
US Treasury Bonds 3.625% 5/15/2053	3.78 to 4.00	405,000	347,319
US Treasury Bonds 4.125% 8/15/2053	4.73	270,000	253,199
US Treasury Bonds 4.25% 2/15/2054	4.03 to 4.79	570,000	546,777
US Treasury Bonds 4.25% 8/15/2054	3.97 to 4.97	530,000	509,297
US Treasury Bonds 4.5% 11/15/2054	4.77 to 4.80	530,000	531,408
US Treasury Bonds 4.625% 2/15/2055	4.50	100,000	102,359
US Treasury Bonds 4.625% 5/15/2054	4.43 to 4.64	350,000	357,451
US Treasury Bonds 4.75% 11/15/2053	4.05 to 4.52	190,000	197,489
US Treasury Notes 2.875% 5/15/2032	3.00	63,000	58,156
US Treasury Notes 3.5% 1/31/2028	3.59 to 4.86	53,000	52,310
US Treasury Notes 3.625% 9/30/2031	3.60 to 4.23	1,450,000	1,410,975
US Treasury Notes 3.75% 8/31/2031	3.61 to 3.82	730,000	715,742
US Treasury Notes 3.875% 8/15/2034	3.65 to 4.20	350,000	341,262
US Treasury Notes 3.875% 9/30/2029	3.46	95,000	94,443
US Treasury Notes 4% 1/31/2031	4.16 to 4.72	800,000	796,969
US Treasury Notes 4% 7/31/2030	4.26 to 4.42	1,520,000	1,516,972
US Treasury Notes 4.125% 10/31/2031	4.39	300,000	300,469
US Treasury Notes 4.125% 11/30/2031	4.13	650,000	650,939
US Treasury Notes 4.125% 7/31/2031	3.96 to 4.19	1,550,000	1,553,019
US Treasury Notes 4.25% 11/15/2034	4.45	400,000	401,563
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.21	105,000	105,939
US Treasury Notes 4.25% 2/28/2031	4.21	150,000	151,418
US Treasury Notes 4.375% 11/30/2030	3.96	300,000	304,770
US Treasury Notes 4.625% 9/30/2028 (h)	4.60	190,000	193,956
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,443,262)			12,916,549

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $732,468)	4.35	732,321	732,468

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $41,096,730)	39,814,998
NET OTHER ASSETS (LIABILITIES) - 0.1%	55,053
NET ASSETS - 100.0%	39,870,051

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 5 Year US Treasury Notes Contracts (United States)	4	Jun 2025	431,750	6,433	6,433

Sold

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	11	Mar 2025	1,345,339	14,605	14,605
Eurex Euro-Bund Contracts (Germany)	4	Mar 2025	552,659	9,521	9,521
Eurex Euro-Schatz Contracts (Germany)	9	Mar 2025	998,315	4,306	4,306

TOTAL SOLD					28,432

TOTAL FUTURES CONTRACTS					34,865
The notional amount of futures purchased as a percentage of Net Assets is 1.1%
The notional amount of futures sold as a percentage of Net Assets is 7.3%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	7,239	EUR	7,000	BNP Paribas SA	4/10/25	(37)
EUR	6,000	USD	6,275	JPMorgan Chase Bank NA	4/10/25	(39)
USD	6,177	GBP	5,000	Royal Bank of Canada	4/10/25	(112)
USD	93,838	GBP	75,000	BNP Paribas SA	4/10/25	(496)
USD	8,422	EUR	8,000	Bank of America NA	4/10/25	106
EUR	3,000	USD	3,123	JPMorgan Chase Bank NA	4/10/25	(5)
EUR	7,000	USD	7,177	JPMorgan Chase Bank NA	4/10/25	99
EUR	40,000	USD	41,612	BNP Paribas SA	3/04/25	(118)
USD	3,099	EUR	3,000	Bank of America NA	4/10/25	(19)
USD	33,920	EUR	33,000	JPMorgan Chase Bank NA	4/10/25	(380)
USD	15,643	EUR	15,000	JPMorgan Chase Bank NA	4/10/25	52
USD	4,159	EUR	4,000	JPMorgan Chase Bank NA	4/10/25	1
USD	2,086	EUR	2,000	Royal Bank of Canada	4/10/25	7
USD	58,601	EUR	56,000	State Street Bank & Trust Co	4/10/25	395
EUR	4,000	USD	4,134	BNP Paribas SA	4/10/25	24
USD	13,666	GBP	11,000	BNP Paribas SA	4/10/25	(170)
EUR	72,000	USD	74,972	Bank of America NA	4/10/25	(136)
USD	104,343	EUR	99,000	Bank of America NA	4/10/25	1,443
USD	13,640	EUR	13,000	Canadian Imperial Bank of Commerce	4/10/25	128
EUR	5,000	USD	5,216	JPMorgan Chase Bank NA	4/10/25	(19)
GBP	5,000	USD	6,100	JPMorgan Chase Bank NA	4/10/25	189
USD	8,395	EUR	8,000	JPMorgan Chase Bank NA	4/10/25	80
USD	45,860	EUR	44,000	BNP Paribas SA	4/10/25	126
EUR	3,000	USD	3,102	Bank of America NA	4/10/25	17
USD	3,001,198	EUR	2,875,000	Citibank NA	4/10/25	12,956
USD	2,106	EUR	2,000	JPMorgan Chase Bank NA	4/10/25	27
EUR	56,000	USD	58,061	Brown Brothers Harriman & Co	4/10/25	144
USD	6,271	EUR	6,000	JPMorgan Chase Bank NA	4/10/25	35
EUR	3,000	USD	3,131	Bank of America NA	4/10/25	(13)
USD	11,868	AUD	19,000	JPMorgan Chase Bank NA	4/10/25	75

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						14,360
Unrealized Appreciation						15,904
Unrealized Depreciation						(1,544)

Currency Abbreviations
AUD	-	Australian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,524,679 or 11.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,162,502 or 7.9% of net assets.

(e)	Security is perpetual in nature with no stated maturity date.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $53,658.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	674,248	7,698,541	7,640,321	16,542	-	-	732,468	732,321	0.0%
Total	674,248	7,698,541	7,640,321	16,542	-	-	732,468	732,321

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,050,109	-	1,050,109	-

Commercial Mortgage Securities	899,808	-	899,808	-

Foreign Government and Government Agency Obligations	713,290	-	713,290	-

Non-Convertible Corporate Bonds
Communication Services	1,393,674	-	1,393,674	-
Consumer Discretionary	393,022	-	393,022	-
Consumer Staples	1,099,140	-	1,099,140	-
Financials	6,156,894	-	6,156,894	-
Health Care	801,908	-	801,908	-
Industrials	297,073	-	297,073	-
Information Technology	1,278,658	-	1,278,658	-
Materials	818,484	-	818,484	-
Real Estate	1,394,353	-	1,394,353	-
Utilities	3,055,181	-	3,055,181	-

Preferred Securities
Utilities	210,169	-	210,169	-

U.S. Government Agency - Mortgage Securities	6,435,404	-	6,435,404	-

U.S. Government Agency Obligations
Utilities	168,814	-	168,814	-

U.S. Treasury Obligations	12,916,549	-	12,916,549	-

Money Market Funds	732,468	732,468	-	-
Total Investments in Securities:	39,814,998	732,468	39,082,530	-
Derivative Instruments:

Assets
Futures Contracts	34,865	34,865	-	-
Forward Foreign Currency Contracts	15,904	-	15,904	-
Total Assets	50,769	34,865	15,904	-

Liabilities
Forward Foreign Currency Contracts	(1,544)	-	(1,544)	-
Total Liabilities	(1,544)	-	(1,544)	-
Total Derivative Instruments:	49,225	34,865	14,360	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	15,904	(1,544)
Total Foreign Exchange Risk	15,904	(1,544)
Interest Rate Risk
Futures Contracts (b)	34,865	0
Total Interest Rate Risk	34,865	0
Total Value of Derivatives	50,769	(1,544)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $40,364,262)	$39,082,530
Fidelity Central Funds (cost $732,468)	732,468

Total Investment in Securities (cost $41,096,730)		$39,814,998
Cash		18,611
Foreign currency held at value (cost $25,736)		25,927
Unrealized appreciation on forward foreign currency contracts		15,904
Receivable for fund shares sold		53,970
Interest receivable		315,062
Distributions receivable from Fidelity Central Funds		2,768
Receivable from investment adviser for expense reductions		1,499
Total assets		40,248,739
Liabilities
Payable for investments purchased
Regular delivery	$137,323
Delayed delivery	143,213
Unrealized depreciation on forward foreign currency contracts	1,544
Payable for fund shares redeemed	6,835
Distributions payable	72,626
Accrued management fee	11,451
Distribution and service plan fees payable	1,021
Payable for daily variation margin on futures contracts	2,298
Other affiliated payables	2,217
Other payables and accrued expenses	160
Total liabilities		378,688
Net Assets		$39,870,051
Net Assets consist of:
Paid in capital		$51,684,306
Total accumulated earnings (loss)		(11,814,255)
Net Assets		$39,870,051

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,174,010 ÷ 137,389 shares)(a)		$8.55
Maximum offering price per share (100/96.00 of $8.55)		$8.91
Class M :
Net Asset Value and redemption price per share ($788,187 ÷ 92,239 shares)(a)		$8.55
Maximum offering price per share (100/96.00 of $8.55)		$8.91
Class C :
Net Asset Value and offering price per share ($758,904 ÷ 88,899 shares)(a)		$8.54
Fidelity Environmental Bond Fund :
Net Asset Value, offering price and redemption price per share ($11,171,510 ÷ 1,307,343 shares)		$8.55
Class I :
Net Asset Value, offering price and redemption price per share ($386,968 ÷ 45,324 shares)		$8.54
Class Z :
Net Asset Value, offering price and redemption price per share ($25,590,472 ÷ 2,994,820 shares)		$8.54
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$3,108
Interest		800,183
Income from Fidelity Central Funds		16,542
Total income		819,833
Expenses
Management fee	$67,382
Transfer agent fees	13,213
Distribution and service plan fees	6,071
Independent trustees' fees and expenses	51
Total expenses before reductions	86,717
Expense reductions	(6,473)
Total expenses after reductions		80,244
Net Investment income (loss)		739,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(192,717)
Forward foreign currency contracts	189,765
Foreign currency transactions	2,658
Futures contracts	(31,739)
Total net realized gain (loss)		(32,033)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(365,530)
Forward foreign currency contracts	19,826
Assets and liabilities in foreign currencies	(2,346)
Futures contracts	33,122
Total change in net unrealized appreciation (depreciation)		(314,928)
Net gain (loss)		(346,961)
Net increase (decrease) in net assets resulting from operations		$392,628
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$739,589	$1,279,866
Net realized gain (loss)	(32,033)	(614,116)
Change in net unrealized appreciation (depreciation)	(314,928)	1,918,420
Net increase (decrease) in net assets resulting from operations	392,628	2,584,170
Distributions to shareholders	(737,244)	(1,175,819)

Share transactions - net increase (decrease)	2,712,732	3,329,779
Total increase (decrease) in net assets	2,368,116	4,738,130

Net Assets
Beginning of period	37,501,935	32,763,805
End of period	$39,870,051	$37,501,935

Financial Highlights
Fidelity Advisor® Environmental Bond Fund Class A

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.62	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.152	.289	.223	.101	.010
Net realized and unrealized gain (loss)	(.071)	.304	(.337)	(1.386)	.101
Total from investment operations	.081	.593	(.114)	(1.285)	.111
Distributions from net investment income	(.151)	(.263)	(.306)	(.100) D	(.011)
Distributions from net realized gain	-	-	-	(.005) D	-
Total distributions	(.151)	(.263)	(.306)	(.105)	(.011)
Net asset value, end of period	$8.55	$8.62	$8.29	$8.71	$10.10
Total Return E,F,G	.97%	7.31%	(1.30)%	(12.79)%	1.11%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.69% J	.69%	.71%	.67%	.65% J
Expenses net of fee waivers, if any	.69 % J	.69%	.71%	.67%	.65% J
Expenses net of all reductions	.69% J	.69%	.70%	.67%	.65% J
Net investment income (loss)	3.61% J	3.47%	2.66%	1.07%	.50% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,174	$1,011	$1,000	$778	$809
Portfolio turnover rate K	68 % J	97%	84%	198%	12% L

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity Advisor® Environmental Bond Fund Class M

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.62	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.153	.290	.225	.101	.010
Net realized and unrealized gain (loss)	(.071)	.305	(.337)	(1.386)	.101
Total from investment operations	.082	.595	(.112)	(1.285)	.111
Distributions from net investment income	(.152)	(.265)	(.308)	(.100) D	(.011)
Distributions from net realized gain	-	-	-	(.005) D	-
Total distributions	(.152)	(.265)	(.308)	(.105)	(.011)
Net asset value, end of period	$8.55	$8.62	$8.29	$8.71	$10.10
Total Return E,F,G	.98%	7.33%	(1.28)%	(12.78)%	1.11%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.68% J	.68%	.69%	.67%	.65% J
Expenses net of fee waivers, if any	.68 % J	.68%	.69%	.67%	.65% J
Expenses net of all reductions	.67% J	.67%	.69%	.66%	.65% J
Net investment income (loss)	3.63% J	3.48%	2.68%	1.07%	.50% J
Supplemental Data
Net assets, end of period (000 omitted)	$788	$780	$729	$736	$809
Portfolio turnover rate K	68 % J	97%	84%	198%	12% L

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity Advisor® Environmental Bond Fund Class C

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.62	$8.28	$8.70	$10.09	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.120	.226	.162	.030	(.005)
Net realized and unrealized gain (loss)	(.081)	.315	(.337)	(1.382)	.095
Total from investment operations	.039	.541	(.175)	(1.352)	.090
Distributions from net investment income	(.119)	(.201)	(.245)	(.033) D	-
Distributions from net realized gain	-	-	-	(.005) D	-
Total distributions	(.119)	(.201)	(.245)	(.038)	-
Net asset value, end of period	$8.54	$8.62	$8.28	$8.70	$10.09
Total Return E,F,G	.47%	6.65%	(2.02)%	(13.42)%	.90%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.45% J	1.44%	1.43%	1.42%	1.39% J
Expenses net of fee waivers, if any	1.45 % J	1.44%	1.43%	1.42%	1.39% J
Expenses net of all reductions	1.45% J	1.43%	1.43%	1.42%	1.39% J
Net investment income (loss)	2.85% J	2.72%	1.93%	.32%	(.25)% J
Supplemental Data
Net assets, end of period (000 omitted)	$759	$777	$732	$741	$808
Portfolio turnover rate K	68 % J	97%	84%	198%	12% L

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity® Environmental Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.62	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.162	.309	.245	.120	.015
Net realized and unrealized gain (loss)	(.071)	.304	(.337)	(1.385)	.101
Total from investment operations	.091	.613	(.092)	(1.265)	.116
Distributions from net investment income	(.161)	(.283)	(.328)	(.120) D	(.016)
Distributions from net realized gain	-	-	-	(.005) D	-
Total distributions	(.161)	(.283)	(.328)	(.125)	(.016)
Net asset value, end of period	$8.55	$8.62	$8.29	$8.71	$10.10
Total Return E,F	1.09%	7.57%	(1.05)%	(12.60)%	1.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I	.45%	.45%	.45%	.45% I
Expenses net of fee waivers, if any	.45 % I	.45%	.45%	.45%	.45% I
Expenses net of all reductions	.45% I	.45%	.45%	.45%	.45% I
Net investment income (loss)	3.85% I	3.71%	2.91%	1.29%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$11,172	$11,610	$10,241	$10,796	$7,663
Portfolio turnover rate J	68 % I	97%	84%	198%	12% K

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Environmental Bond Fund Class I

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.62	$8.28	$8.70	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.162	.303	.236	.109	.016
Net realized and unrealized gain (loss)	(.081)	.315	(.339)	(1.372)	.100
Total from investment operations	.081	.618	(.103)	(1.263)	.116
Distributions from net investment income	(.161)	(.278)	(.317)	(.132) D	(.016)
Distributions from net realized gain	-	-	-	(.005) D	-
Total distributions	(.161)	(.278)	(.317)	(.137)	(.016)
Net asset value, end of period	$8.54	$8.62	$8.28	$8.70	$10.10
Total Return E,F	.97%	7.63%	(1.18)%	(12.58)%	1.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I	.57%	.58%	.60%	.40% I
Expenses net of fee waivers, if any	.45 % I	.52%	.58%	.60%	.40% I
Expenses net of all reductions	.44% I	.52%	.57%	.59%	.40% I
Net investment income (loss)	3.85% I	3.64%	2.79%	1.14%	.74% I
Supplemental Data
Net assets, end of period (000 omitted)	$387	$393	$482	$996	$809
Portfolio turnover rate J	68 % I	97%	84%	198%	12% K

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Environmental Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.62	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.166	.316	.252	.130	.017
Net realized and unrealized gain (loss)	(.081)	.305	(.337)	(1.386)	.101
Total from investment operations	.085	.621	(.085)	(1.256)	.118
Distributions from net investment income	(.165)	(.291)	(.335)	(.129) D	(.018)
Distributions from net realized gain	-	-	-	(.005) D	-
Total distributions	(.165)	(.291)	(.335)	(.134)	(.018)
Net asset value, end of period	$8.54	$8.62	$8.29	$8.71	$10.10
Total Return E,F	1.02%	7.67%	(.96)%	(12.52)%	1.18%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40% I	.40%	.40%	.40%	.40% I
Expenses net of fee waivers, if any	.36 % I	.36%	.36%	.36%	.36% I
Expenses net of all reductions	.36% I	.36%	.36%	.36%	.36% I
Net investment income (loss)	3.94% I	3.80%	3.00%	1.38%	.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$25,590	$22,930	$19,580	$16,331	$809
Portfolio turnover rate J	68 % I	97%	84%	198%	12% K

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Environmental Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Environmental Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund normally invests in issuers whose products or services are intended or likely to have a positive environmental impact. Some industries and sectors might be more likely to issue environmental bonds, and events or factors impacting these sectors may have a greater effect on, and may more adversely affect, the Fund than they would a fund that does not invest in issuers with a common purpose. The Fund also will be affected by a decrease in governmental or other support for environmental initiatives.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$491,803
Gross unrealized depreciation	(1,684,170)
Net unrealized appreciation (depreciation)	$(1,192,367)
Tax cost	$41,056,590

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(8,880,600)
Long-term	(1,690,619)
Total capital loss carryforward	$(10,571,219)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Environmental Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	189,765	19,826
Total Foreign Exchange Risk	189,765	19,826
Interest Rate Risk
Futures Contracts	(31,739)	33,122
Total Interest Rate Risk	(31,739)	33,122
Totals	158,026	52,948

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Environmental Bond Fund	4,323,214

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Environmental Bond Fund	3,252,324

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Environmental Bond Fund	7,871,196	8,293,955
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees and other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,286	956
Class M	- %	.25%	968	928
Class C	.75%	.25%	3,817	3,709
			6,071	5,593

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	61
Class M	4
Class C A	70
135

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets A
Class A	447.09
Class M	272.07
Class C	340.09
Fidelity Environmental Bond Fund	5,641.10
Class I	445.23
Class Z	6,068.05
	13,213
A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class I	.45%	262
Class Z	.36%	5,253
		5,515

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $958.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Environmental Bond Fund
Distributions to shareholders
Class A	$18,249	$31,659
Class M	13,860	23,579
Class C	10,739	17,738
Fidelity Environmental Bond Fund	214,114	355,569
Class I	7,271	14,010
Class Z	473,011	733,264
Total	$737,244	$1,175,819
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2025	Year ended August 31, 2024	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Environmental Bond Fund
Class A
Shares sold	22,436	805	$187,894	$6,715
Reinvestment of distributions	2,146	3,798	18,224	31,655
Shares redeemed	(4,435)	(7,975)	(36,982)	(66,981)
Net increase (decrease)	20,147	(3,372)	$169,136	$(28,611)
Class M
Shares sold	187	368	$1,589	$3,060
Reinvestment of distributions	1,633	2,827	13,860	23,568
Shares redeemed	(34)	(705)	(294)	(5,892)
Net increase (decrease)	1,786	2,490	$15,155	$20,736
Class C
Shares sold	1,249	2,248	$10,525	$18,938
Reinvestment of distributions	1,264	2,127	10,714	17,717
Shares redeemed	(3,859)	(2,504)	(32,236)	(20,421)
Net increase (decrease)	(1,346)	1,871	$(10,997)	$16,234
Fidelity Environmental Bond Fund
Shares sold	100,825	253,726	$858,600	$2,138,894
Reinvestment of distributions	22,975	38,933	195,081	324,640
Shares redeemed	(162,790)	(181,609)	(1,385,351)	(1,519,593)
Net increase (decrease)	(38,990)	111,050	$(331,670)	$943,941
Class I
Shares sold	1,985	2,162	$16,867	$17,936
Reinvestment of distributions	791	1,564	6,713	13,011
Shares redeemed	(3,060)	(16,262)	(26,384)	(134,626)
Net increase (decrease)	(284)	(12,536)	$(2,804)	$(103,679)
Class Z
Shares sold	456,516	514,452	$3,902,137	$4,288,702
Reinvestment of distributions	2,549	5,118	21,638	42,627
Shares redeemed	(123,304)	(222,445)	(1,049,863)	(1,850,171)
Net increase (decrease)	335,761	297,125	$2,873,912	$2,481,158
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Environmental Bond Fund	15%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Environmental Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class I and Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.45% and 0.36%, respectively, through December 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9901919.103
ENB-SANN-0425
Fidelity® Total Bond Fund

Semi-Annual Report
February 28, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Total Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 7.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.3%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/19/2037 (b)(c)(d)	41,979,000	42,248,253
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/20/2037 (b)(c)(d)	30,827,000	30,946,424
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 7/18/2037 (b)(c)(d)	41,704,000	41,906,932
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.5432% 7/20/2037 (b)(c)(d)	390,000	393,961
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (b)(c)(d)	175,000	177,365
Invesco US CLO Ltd Series 2023-2A Class F, CME Term SOFR 3 month Index + 7.58%, 11.8732% 4/21/2036 (b)(c)(d)	327,000	327,789
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8032% 7/20/2037 (b)(c)(d)	19,593,000	19,658,343
Midocean Credit Clo Xii Ltd Series 2024-12A Class ER, CME Term SOFR 3 month Index + 6.65%, 10.9432% 4/18/2036 (b)(c)(d)	326,000	327,590
Midocean Credit Clo Xv Ltd Series 2024-15A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5432% 7/21/2037 (b)(c)(d)	250,000	255,527
TOTAL BAILIWICK OF JERSEY		136,242,184
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	5,502,159	5,582,611
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	9,283,442	9,391,624
TOTAL CANADA		14,974,235
GRAND CAYMAN (UK OVERSEAS TER) - 4.6%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.3816% 7/20/2034 (b)(c)(d)	125,000	126,656
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.7001% 7/22/2037 (b)(c)(d)	13,287,000	13,332,003
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6429% 7/17/2037 (b)(c)(d)	23,628,000	23,734,326
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5448% 4/20/2034 (b)(c)(d)	39,309,000	39,379,206
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8076% 4/16/2037 (b)(c)(d)	26,700,000	26,870,560
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 7/20/2034 (b)(c)(d)	18,308,000	18,323,598
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7332% 7/21/2037 (b)(c)(d)	35,274,000	35,372,979
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (b)(c)(d)	285,000	285,139
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	26,579,464	26,598,442
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5917% 4/25/2034 (b)(c)(d)	13,014,000	13,020,507
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (b)(c)(d)	150,000	154,498
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.672% 10/15/2037 (b)(c)(d)	16,637,000	16,711,284
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.632% 1/15/2035 (b)(c)(d)	30,273,000	30,339,782
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6336% 4/15/2034 (b)(c)(d)	27,448,000	27,475,448
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.562% 1/15/2038 (b)(c)(d)	15,712,000	15,810,373
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0432% 1/20/2037 (b)(c)(d)	30,407,000	30,601,514
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6632% 10/20/2037 (b)(c)(d)	28,887,000	29,016,992
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5817% 4/25/2034 (b)(c)(d)	28,623,000	28,657,691
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3218% 3/30/2038 (b)(c)(d)	367,000	367,000
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.552% 7/15/2039 (b)(c)(d)	250,000	255,328
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6029% 1/17/2035 (b)(c)(d)	31,025,000	31,115,810
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 0% 4/15/2038 (b)(c)(d)(g)	261,000	261,000
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 2.75% 4/22/2038 (b)(c)(d)(g)	540,000	540,000
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.802% 7/15/2037 (b)(c)(d)	462,000	468,305
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0432% 10/20/2037 (b)(c)(d)	153,000	157,643
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.5536% 4/15/2029 (b)(c)(d)	1,628,531	1,630,246
Capital Trust RE CDO Ltd Series 2005-1A Class E, CME Term SOFR 1 month Index + 2.2145%, 6.5132% 3/20/2050 (b)(c)(d)(e)	330,000	0
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6032% 1/20/2038 (b)(c)(d)	18,307,000	18,470,280
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7101% 7/25/2037 (b)(c)(d)	30,219,000	30,397,594
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 11.1501% 4/25/2037 (b)(c)(d)	250,000	256,384
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	181,000	185,656
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.9214% 10/20/2037 (b)(c)(d)	150,000	154,098
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 5.6917% 10/25/2034 (b)(c)(d)	14,593,000	14,593,000
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 1.2% 1/25/2038 (b)(c)(d)	21,618,000	21,618,000
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1432% 7/20/2036 (b)(c)(d)	17,958,000	18,013,778
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/20/2037 (b)(c)(d)	18,972,000	19,008,957
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6048% 4/20/2034 (b)(c)(d)	23,812,000	23,835,812
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	160,000	160,770
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 1% 4/18/2035 (b)(c)(d)	26,759,000	26,759,000
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7248% 10/20/2034 (b)(c)(d)	23,751,000	23,787,862
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (b)(c)(d)(e)(f)	407,341	0
Dryden 58 Clo Ltd / Dryden 58 Clo LLC Series 2018-58A Class A1, CME Term SOFR 3 month Index + 1.2616%, 5.5645% 7/17/2031 (b)(c)(d)	4,860,078	4,859,587
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 5.6645% 7/17/2034 (b)(c)(d)	23,939,000	23,939,000
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5901% 4/20/2035 (b)(c)(d)	16,182,000	16,224,089
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.8232% 4/18/2037 (b)(c)(d)	24,322,000	24,422,596
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.682% 7/15/2037 (b)(c)(d)	24,007,000	24,118,296
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7135% 2/20/2035 (b)(c)(d)	12,306,000	12,308,461
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8329% 4/17/2037 (b)(c)(d)	30,702,000	30,823,979
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.8136% 1/15/2034 (b)(c)(d)	6,600,000	6,605,003
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.692% 10/15/2037 (b)(c)(d)	27,944,000	28,083,720
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.682% 10/15/2037 (b)(c)(d)	36,609,000	36,670,467
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.7019% 5/20/2036 (b)(c)(d)	41,926,000	42,038,152
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/19/2037 (b)(c)(d)	27,878,000	28,089,064
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6646% 11/16/2034 (b)(c)(d)	13,787,447	13,862,299
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	4,139,913	3,984,666
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6817% 10/22/2034 (b)(c)(d)	16,712,000	16,764,108
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.852% 4/15/2037 (b)(c)(d)	21,493,000	21,623,849
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.632% 4/15/2035 (b)(c)(d)	37,587,000	37,689,725
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8901% 1/22/2037 (b)(c)(d)	12,766,000	12,872,826
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 4/19/2034 (b)(c)(d)	33,250,000	33,319,260
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6517% 1/22/2035 (b)(c)(d)	26,843,000	26,920,335
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.8101% 4/25/2037 (b)(c)(d)	27,525,000	27,720,180
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	16,653,000	16,659,561
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 10/20/2034 (b)(c)(d)	5,653,000	5,655,827
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.0901% 4/22/2036 (b)(c)(d)	11,974,000	11,988,429
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1433% 10/25/2037 (b)(c)(d)	28,658,000	28,841,956
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	14,906,000	15,000,459
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5748% 4/20/2034 (b)(c)(d)	23,008,000	23,056,570
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6917% 1/25/2035 (b)(c)(d)	19,791,000	19,830,899
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.652% 7/15/2037 (b)(c)(d)	29,129,000	29,278,956
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.302% 7/15/2037 (b)(c)(d)	150,000	153,479
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	21,992,000	22,070,687
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.542% 1/15/2038 (b)(c)(d)	24,127,000	24,274,995
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.6606% 10/20/2037 (b)(c)(d)	180,000	184,441
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6248% 10/20/2030 (b)(c)(d)	11,040,801	11,072,820
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6932% 7/18/2038 (b)(c)(d)	22,806,000	22,949,564
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 11.7932% 4/20/2038 (b)(c)(d)	613,000	631,041
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6432% 7/20/2037 (b)(c)(d)	38,437,000	38,654,515
OCP CLO Ltd Series 2024-11A Class ER2, CME Term SOFR 3 month Index + 6.82%, 11.1201% 4/26/2036 (b)(c)(d)	428,000	429,345
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8432% 7/20/2037 (b)(c)(d)	200,000	203,930
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5801% 1/22/2038 (b)(c)(d)	27,221,000	27,385,088
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6232% 10/20/2037 (b)(c)(d)	22,652,000	22,782,702
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/20/2037 (b)(c)(d)	31,144,000	31,276,736
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9432% 4/20/2037 (b)(c)(d)	1,651,000	1,657,354
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.4619% 2/20/2038 (b)(c)(d)	18,423,000	18,432,212
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.8219% 2/20/2038 (b)(c)(d)	285,000	284,999
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	9,378,000	9,422,789
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (b)(c)(d)	285,000	293,509
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9932% 7/20/2037 (b)(c)(d)	500,000	511,084
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	14,599,000	14,623,147
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (b)(c)(d)	285,000	287,265
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 0.8% 2/15/2033 (b)(c)(d)(g)	26,801,000	26,801,000
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.6974% 8/8/2032 (b)(c)(d)	800,000	802,113
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6848% 10/20/2034 (b)(c)(d)	21,089,000	21,134,890
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.118% 4/20/2038 (b)(c)(d)	107,000	107,019
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	12,266,736	11,505,585
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6748% 4/20/2034 (b)(c)(d)	31,749,000	31,793,353
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (b)(c)(d)	150,000	153,494
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.652% 10/15/2039 (b)(c)(d)	11,991,000	12,044,960
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.642% 1/15/2037 (b)(c)(d)	31,230,000	31,316,538
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6103% 4/23/2035 (b)(c)(d)	32,177,000	32,236,849
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	19,181,000	19,295,530
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6348% 4/20/2033 (b)(c)(d)	25,427,783	25,467,526
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 9.0647% (b)(c)(d)(e)(f)	965,083	0
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	10,267,960	9,875,956
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	14,805,683	14,068,212
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1177% 4/6/2042 (b)(c)(d)	1,639,000	1,226,180
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0932% 1/20/2037 (b)(c)(d)	23,148,000	23,319,434
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	18,502,000	18,618,267
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	7,846,000	7,874,034
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,766,322,482
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	12,137,454	12,262,869
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/18/2037 (b)(c)(d)	18,984,000	19,106,276
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 7/20/2035 (b)(c)(d)	18,066,000	18,066,000
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 1.18% 4/20/2038 (b)(c)(d)	18,066,000	18,066,000
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8001% 7/27/2037 (b)(c)(d)	25,309,000	25,425,042
TOTAL MULTI-NATIONAL		80,663,318
UNITED STATES - 2.6%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	17,038,594	17,503,385
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	15,601,419	16,027,005
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	14,628,000	14,920,560
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)	3,546,252	3,209,368
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)	454,340	440,727
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	9,886,961	9,541,008
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	3,803,418	2,302,004
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	12,117,452	11,468,169
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	30,255,824	27,951,768
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	5,500,000	5,544,284
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	2,634,319	2,640,360
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6401% 7/20/2037 (b)(c)(d)	26,319,958	26,414,710
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	8,822,000	8,864,416
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	19,831,000	20,100,702
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(d)(e)(h)	727,712	7
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	3,771,419	3,620,875
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	597,912	535,093
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (d)	6,545,231	6,595,526
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6936% 1/15/2035 (b)(c)(d)	23,740,000	23,805,000
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	23,232,085	21,516,367
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(i)	7,998,090	7,983,214
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	2,956,077	2,867,394
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	11,162,441	10,437,168
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	7,616,545	5,769,533
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	2,233,415	2,161,294
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6101% 4/20/2035 (b)(c)(d)	28,708,000	28,726,718
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	4,090,347	4,054,144
Cldcd Series 2024-2A Class A2, 5.923% 11/22/2049 (d)	1,412,000	1,437,392
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (b)(c)(d)	285,000	293,102
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	17,432,850	17,091,419
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	6,358,905	6,219,101
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2021-1A Class A2, 3.933% 9/25/2051 (d)	994,000	961,894
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	2,107,436	2,114,850
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	5,174,000	5,254,291
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	6,600,000	6,617,651
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.812% 7/15/2037 (b)(c)(d)	24,041,000	24,195,199
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	9,223,478	9,287,881
Firstkey Homes Trust Series 2020-SFR1 Class F2, 4.284% 8/17/2037 (d)	756,000	749,153
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.7719% 1/15/2038 (b)(c)(d)	26,077,000	26,207,385
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	7,100,000	6,949,535
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	33,246,000	33,797,884
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	10,757,000	10,852,602
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	5,328,000	5,346,937
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	18,730,000	18,876,042
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9932% 7/20/2037 (b)(c)(d)	588,000	598,853
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	22,967,000	23,021,983
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	26,860,000	27,012,350
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (d)	884,712	824,048
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (d)	3,987,228	3,831,665
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (d)	575,120	516,541
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	6,100,000	6,160,331
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	9,871,250	9,635,196
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	19,990,000	20,335,563
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	7,703,821	7,781,626
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	14,000,000	14,162,600
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (b)(c)(d)	150,000	152,496
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (d)	23,937,000	23,151,613
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6788% 1/25/2036 (b)(c)	34,726	34,580
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	13,385,000	13,430,739
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	4,714,237	4,794,608
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	16,944,200	15,938,172
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	22,471,558	21,790,467
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	16,295,210	15,189,855
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	7,120,000	7,145,393
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.985% 7/25/2054 (b)(c)(d)	8,523,135	8,520,411
Progress Residential Trust Series 2021-SFR2 Class H, 4.998% 4/19/2038 (d)	735,000	733,014
Progress Residential Trust Series 2021-SFR6 Class F, 3.422% 7/17/2038 (d)	546,000	533,447
Progress Residential Trust Series 2021-SFR6 Class G, 4.003% 7/17/2038 (d)	273,000	264,664
Progress Residential Trust Series 2021-SFR8 Class F, 3.181% 10/17/2038 (d)	361,000	349,721
Progress Residential Trust Series 2021-SFR8 Class G, 4.005% 10/17/2038 (d)	2,380,000	2,318,996
Progress Residential Trust Series 2022-SFR2 Class E2, 4.8% 4/17/2027 (d)	1,225,000	1,183,601
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (d)	1,450,000	1,448,183
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (d)	1,423,000	1,445,144
Progress Residential Trust Series 2022-SFR5 Class E1, 6.618% 6/17/2039 (d)	922,000	934,196
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (d)	1,544,000	1,559,606
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	5,785,734	5,663,864
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class A2, 4.992% 9/15/2049 (d)	567,000	559,747
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (d)	1,286,000	1,280,382
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	13,069,451	12,415,979
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	1,251,052	1,138,457
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	9,101,000	8,871,328
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	6,959,000	6,459,808
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (d)	1,105,872	1,107,881
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (b)(d)	1,360,000	1,101,688
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 month Index + 4.5%, 8.8119% 5/17/2039 (b)(c)(d)	2,884,000	2,855,487
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	20,674,185	21,612,789
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	39,653,618	40,505,623
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	23,573,918	24,363,448
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	30,099,563	30,587,088
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	31,383,345	31,237,139
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	22,675,170	22,734,865
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (d)	2,160,000	2,266,195
T-Mobile US Trust Series 2025-1A Class A, 4.74% 11/20/2029 (d)	6,900,000	6,904,313
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2938% 9/25/2034 (b)(c)	12,034	12,403
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)	8,693,499	8,720,283
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (d)	13,782,703	13,863,787
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	2,704,796	2,711,011
TOWD Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/2058 (d)	453,961	446,943
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	5,865,193	5,870,949
Tricon American Homes Series 2019-SFR1 Class F, 3.745% 3/17/2038 (d)	924,000	909,330
Tricon American Homes Series 2020-SFR1 Class F, 4.882% 7/17/2038 (d)	269,000	266,507
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (d)	315,000	304,962
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (d)	1,931,000	1,913,782
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (d)	2,399,000	2,384,515
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (d)	476,000	493,933
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	3,099,966	3,104,204
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (d)	1,980,000	2,032,941
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (d)	3,835,000	4,041,281
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	15,500,000	15,576,367
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	10,280,451	10,636,630
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	6,547,000	6,594,464
TOTAL UNITED STATES		997,603,152
TOTAL ASSET-BACKED SECURITIES (Cost $3,006,886,781)		3,008,068,240

Bank Loan Obligations - 5.5%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0519% 8/1/2029 (b)(c)(j)	2,012,194	1,773,246
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 12/13/2029 (b)(c)(j)	2,942,614	2,941,790
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 1/22/2031 (b)(c)(j)	1,262,491	1,260,686
		4,202,476
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 9/23/2030 (b)(c)(j)	5,321,108	5,293,013
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 11/30/2029 (b)(c)(j)	5,127,484	5,131,997
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 8/1/2030 (b)(c)(j)	2,999,700	3,006,718
		13,431,728
TOTAL CONSUMER DISCRETIONARY		17,634,204

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2882% 6/27/2031 (b)(c)(j)	1,561,088	1,419,856
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Partners LP 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8119% 9/18/2031 (b)(c)(j)	3,685,000	3,694,213
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5616% 3/15/2030 (b)(c)(j)	1,950,262	1,946,615
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0403% 12/6/2028 (b)(c)(j)	4,172,929	4,185,448
Health Care Technology - 0.0%
PointClickCare Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 11/3/2031 (b)(c)(j)	1,665,000	1,667,081
TOTAL HEALTH CARE		5,852,529

Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3373% 3/21/2031 (b)(c)(j)	1,632,663	1,637,773
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.6455% 9/13/2029 (b)(c)(e)(j)	83,580	83,580
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 1/31/2030 (b)(c)(j)	5,229,497	5,222,960
		5,306,540
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2701% 5/27/2028 (b)(c)(j)	2,199,633	1,945,883
TOTAL CANADA		39,437,613
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3404% 2/4/2028 (b)(c)(j)	2,244,138	2,243,195
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (b)(c)(j)	24,365,174	21,824,130
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6821% 8/14/2026 (b)(c)(j)	470,000	407,579
TOTAL FRANCE		22,231,709
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 7.7368% 4/30/2030 (b)(c)(j)	2,434,937	2,435,253
Professional Services - 0.0%
Stepstone Group MidCo 2 GmbH/The Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 12/19/2031 (b)(c)(j)(k)	1,660,000	1,643,400
TOTAL GERMANY		4,078,653
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8586% 10/18/2029 (b)(c)(j)	2,034,900	2,043,813
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4956% 1/9/2032 (b)(c)(j)	2,540,275	2,554,043
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN, term loan CME Term SOFR 3 month Index + 8%, 12.357% 4/9/2026 (b)(c)(e)(j)	17,764	17,720
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.2933% 4/9/2026 (b)(c)(j)(l)	59,033	58,885
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL , term loan CME Term SOFR 3 month Index + 8%, 12.357% 4/9/2026 (b)(c)(e)(j)	80,192	79,991
BYJUs Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(f)(j)(k)	3,386,224	331,850

TOTAL INDIA		488,446
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.302% 10/31/2027 (b)(c)(j)	1,683,145	1,449,609
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 2.48%, 12.1971% 9/29/2028 (b)(c)(j)	3,447,358	3,223,280
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (b)(c)(f)(j)(k)	1,442,974	21,644
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Aea International Holdings Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 9/7/2028 (b)(c)(j)	1,474,741	1,469,211
Information Technology - 0.0%
Software - 0.0%
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 3/19/2031 (b)(c)(j)	942,875	951,125
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.7229% 2/9/2026 (b)(c)(j)	3,190,884	2,979,935
TOTAL LUXEMBOURG		10,094,804
NETHERLANDS - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.005% 1/3/2028 (b)(c)(j)	4,811,288	4,807,006
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5529% 1/20/2032 (b)(c)(j)	14,817,656	14,706,524
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5531% 4/3/2028 (b)(c)(j)	4,278,514	4,293,232
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5539% 4/3/2028 (b)(c)(j)	1,633,531	1,641,698
		5,934,930
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 8/27/2028 (b)(c)(j)	5,426,265	4,341,012
TOTAL NETHERLANDS		29,789,472
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6707% 1/31/2028 (b)(c)(j)	6,532,000	6,504,762
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4263% 10/15/2029 (b)(c)(j)	1,415,000	1,386,261
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1763% 10/16/2028 (b)(c)(j)	1,930,000	1,667,037

TOTAL PUERTO RICO		9,558,060
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.49% 11/16/2028 (b)(c)(j)	4,122,401	4,122,401
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.74% 11/16/2028 (b)(c)(j)	1,463,387	1,466,431

TOTAL SWEDEN		5,588,832
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8132% 11/15/2030 (b)(c)(j)	4,396,775	4,242,888
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 12/12/2026 (b)(c)(j)	1,554,352	1,531,426
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8238% 9/13/2029 (b)(c)(j)	1,574,658	1,369,070
		2,900,496
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5586% 12/2/2031 (b)(c)(j)	9,370,000	9,337,205
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4383% 7/21/2030 (b)(c)(j)	11,835,000	11,746,238
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.9288% 3/16/2027 (b)(c)(j)	1,833,500	1,832,840
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 10/31/2029 (b)(c)(j)	3,082,482	3,084,887
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 11/25/2030 (b)(c)(j)	6,742,890	6,719,694
		23,383,659
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5632% 2/7/2028 (b)(c)(j)	6,957,518	6,994,810
TOTAL UNITED KINGDOM		42,616,170
UNITED STATES - 5.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6804% 7/31/2025 (b)(c)(j)	6,534,996	4,705,197
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 13.9153% 11/1/2025 (b)(c)(j)	4,023,789	107,314
Aventiv Technologies LLC Tranche DEC FLSO, term loan CME Term SOFR 3 month Index + 0%, 14.5876% 12/24/2025 (b)(c)(e)(j)	293,400	287,532
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0904% 7/31/2025 (b)(c)(j)	170,244	165,137
Consolidated Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9383% 10/2/2027 (b)(c)(j)	3,255,000	3,239,148
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7923% 7/1/2031 (b)(c)(j)	6,184,500	6,205,094
Lorca Co-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 4/17/2031 (b)(c)(j)	1,255,513	1,255,513
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3238% 6/1/2028 (b)(c)(j)	2,475,829	2,471,199
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7883% 4/16/2029 (b)(c)(j)	4,762,923	4,480,148
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7883% 4/15/2030 (b)(c)(j)	9,653,489	9,050,242
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1738% 10/1/2031 (b)(c)(j)	4,500,000	4,516,875
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4383% 3/9/2027 (b)(c)(j)	6,829,224	6,514,533
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 3/9/2027 (b)(c)(j)	1,045,438	1,005,324
		44,003,256
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9788% 2/10/2027 (b)(c)(j)	8,029,978	4,797,912
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9383% 9/1/2027 (b)(c)(j)	4,724,709	4,447,132
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9383% 9/1/2027 (b)(c)(j)	4,085,000	3,820,496
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 8/30/2030 (b)(c)(j)	1,381,085	1,388,860
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6883% 8/5/2028 (b)(c)(j)	2,877,962	2,877,962
		17,332,362
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 7/8/2031 (b)(c)(j)	1,271,813	1,273,402
Media - 0.2%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8053% 10/28/2027 (b)(c)(j)	3,385,256	3,376,793
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7869% 10/30/2030 (b)(c)(j)	2,712,370	2,718,310
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5604% 12/15/2031 (b)(c)(j)	16,416,832	16,387,939
CSC Holdings LLC Tranche B-5 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1735% 4/15/2027 (b)(c)(j)	434,836	409,232
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8119% 1/18/2028 (b)(c)(j)	4,793,997	4,704,110
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8086% 12/1/2028 (b)(c)(j)	7,377,507	7,414,395
Nexstar Media Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9383% 9/19/2026 (b)(c)(j)	2,125,844	2,123,782
Planet US Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3185% 2/10/2031 (b)(c)(j)	2,736,250	2,738,986
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 2/13/2030 (b)(c)(j)(k)	1,085,000	1,030,750
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 6/24/2029 (b)(c)(j)	2,830,982	2,788,517
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 1/31/2029 (b)(c)(j)	4,703,226	4,585,645
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9383% 1/31/2029 (b)(c)(j)	1,651,700	1,635,183
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.7237% 3/31/2031 (b)(c)(j)	3,280,000	3,189,800
Virgin Media Bristol LLC Tranche Y3 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.577% 3/31/2031 (b)(c)(j)	2,691,000	2,616,998
		55,720,440
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3086% 1/30/2031 (b)(c)(j)	6,238,650	6,263,979
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.08% 1/27/2031 (b)(c)(j)	900,442	900,064
		7,164,043
TOTAL COMMUNICATION SERVICES		125,493,503

Consumer Discretionary - 1.2%
Automobile Components - 0.1%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1738% 3/5/2028 (b)(c)(j)	3,710,623	3,117,851
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 5/6/2030 (b)(c)(j)	4,673,288	4,649,921
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 1/28/2032 (b)(c)(j)	7,830,000	7,810,425
Novae LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4235% 12/22/2028 (b)(c)(j)	1,952,063	1,826,409
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1738% 1/26/2029 (b)(c)(j)	2,925,784	2,719,165
		20,123,771
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9383% 6/3/2028 (b)(c)(j)	6,502,977	6,369,211
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5788% 4/22/2030 (b)(c)(j)	3,675,693	3,680,288
		10,049,499
Broadline Retail - 0.3%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (b)(c)(j)	14,045,009	12,923,937
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8019% 11/8/2032 (b)(c)(j)	4,348,842	4,336,012
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 1/23/2032 (b)(c)(j)	59,619,647	59,731,732
		76,991,681
Distributors - 0.0%
BCPE Empire Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 12/26/2028 (b)(c)(j)	7,144,120	7,128,690
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/20/2032 (b)(c)(j)(k)	3,130,000	3,110,438
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4383% 1/6/2028 (b)(c)(j)	1,212,743	1,202,640
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8223% 8/1/2030 (b)(c)(j)	4,478,369	4,461,575
		15,903,343
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3086% 7/31/2028 (b)(c)(j)	9,283,275	9,249,391
Frontdoor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 12/19/2031 (b)(c)(j)	1,030,000	1,035,149
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5369% 6/12/2030 (b)(c)(j)	7,494,180	7,517,113
Learning Care Group US No 2 Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3046% 8/11/2028 (b)(c)(j)	2,221,959	2,208,072
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (b)(c)(j)	27,645,895	23,898,771
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (b)(j)	2,556,997	2,378,007
		46,286,503
Hotels, Restaurants & Leisure - 0.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6573% 2/7/2029 (b)(c)(j)	5,335,347	5,225,332
Aramark Services Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1761% 1/15/2027 (b)(c)(j)	2,289,288	2,295,011
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2091% 11/24/2028 (b)(c)(j)	2,386,527	2,393,997
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5632% 1/26/2030 (b)(c)(j)	14,393,750	14,386,553
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5632% 2/6/2031 (b)(c)(j)	4,823,550	4,823,550
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3185% 10/18/2028 (b)(c)(j)	4,453,823	4,451,195
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3185% 8/9/2027 (b)(c)(j)	1,974,388	1,970,696
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 9/18/2026 (b)(c)(j)	7,032,619	7,065,250
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5625% 11/1/2031 (b)(c)(j)	2,673,300	2,505,738
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5625% 6/29/2029 (b)(c)(j)	2,299,925	2,176,304
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 4/1/2029 (b)(c)(j)	6,909,809	6,630,514
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 1/27/2029 (b)(c)(j)	29,309,881	29,302,260
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5738% 2/12/2029 (b)(c)(j)	1,736,875	1,755,876
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 1/28/2032 (b)(c)(j)	5,545,000	5,494,153
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6883% 12/1/2028 (b)(c)(j)	1,476,461	1,481,082
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 5/26/2030 (b)(c)(j)	4,388,175	4,366,234
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5573% 12/4/2031 (b)(c)(j)	1,980,100	1,995,881
Herschend Entertainment Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 8/27/2028 (b)(c)(j)	1,330,313	1,333,638
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 1/17/2031 (b)(c)(j)	2,595,388	2,591,676
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 8/2/2028 (b)(c)(j)	9,278,911	9,273,715
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0693% 11/8/2030 (b)(c)(j)	2,008,852	2,015,762
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/31/2031 (b)(c)(j)	5,155,000	5,051,900
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 4/26/2030 (b)(c)(j)	1,395,000	1,388,457
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7215% 4/26/2028 (b)(c)(j)	1,683,989	1,676,091
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7961% 10/22/2031 (b)(c)(j)	3,965,000	3,965,000
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5619% 4/16/2029 (b)(c)(j)	3,343,283	3,343,818
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 4/1/2031 (b)(c)(j)	3,203,900	3,203,900
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5989% 11/10/2028 (b)(c)(j)	1,469,589	1,472,896
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 7/18/2031 (b)(c)(j)	2,244,538	2,239,757
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 9/18/2031 (b)(c)(j)	668,325	667,209
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 3/14/2031 (b)(c)(j)	6,495,913	6,486,948
TAIT LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8238% 10/1/2031 (b)(c)(j)	1,315,000	1,324,863
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (b)(c)(j)	15,553,200	15,001,062
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2027 (b)(c)(j)	500,000	401,250
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2026 (b)(c)(j)	2,209,075	2,148,326
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 8/3/2028 (b)(c)(j)	6,779,109	6,769,144
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (b)(c)(j)	5,756,653	5,555,171
		174,230,209
Household Durables - 0.1%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 9/26/2031 (b)(c)(j)	957,600	958,395
Runner Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1139% 10/21/2028 (b)(c)(j)	1,769,950	591,163
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8819% 10/24/2031 (b)(c)(j)	5,690,000	5,685,733
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 6/29/2028 (b)(c)(j)	5,217,192	4,947,202
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 10/30/2027 (b)(c)(j)	9,710,061	9,625,098
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6738% 10/30/2027 (b)(c)(j)	1,221,679	1,215,571
		23,023,162
Leisure Products - 0.0%
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 3/18/2030 (b)(c)(j)	4,498,588	4,443,299
Specialty Retail - 0.1%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1731% 11/6/2027 (b)(c)(j)	1,434,000	1,432,208
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6731% 7/24/2028 (b)(c)(j)	1,741,500	683,539
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0519% 10/2/2031 (b)(c)(j)	7,172,025	7,187,732
Harbor Freight Tools USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 6/5/2031 (b)(c)(j)	1,397,975	1,381,926
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8202% 6/9/2031 (b)(c)(j)	2,862,825	2,850,887
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (b)(c)(j)	4,685,000	4,674,599
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1674% 6/6/2031 (b)(c)(j)	10,524,978	10,241,646
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(f)(j)(k)	1,421,743	145,729
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9383% 10/20/2028 (b)(c)(j)	3,147,474	3,098,562
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1738% 2/8/2028 (b)(c)(j)	3,248,860	3,042,753
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0407% 9/10/2029 (b)(c)(j)	11,118,918	10,436,105
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 4/16/2028 (b)(c)(j)	3,918,186	3,910,232
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 1/30/2031 (b)(c)(j)	3,432,930	3,422,047
Woof Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3404% 12/21/2027 (b)(c)(j)	2,686,736	1,565,024
		54,072,989
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 2/20/2029 (b)(c)(j)	2,691,182	2,700,951
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 11/23/2028 (b)(c)(j)	445,802	444,687
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.068% 8/26/2031 (b)(c)(j)	5,285,000	5,281,037
		8,426,675
TOTAL CONSUMER DISCRETIONARY		433,551,131

Consumer Staples - 0.1%
Beverages - 0.0%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.4288% 1/24/2029 (b)(c)(j)	4,498,221	2,712,202
Naked Juice LLC 2LN, term loan CME Term SOFR 3 month Index + 6%, 10.4288% 1/24/2030 (b)(c)(j)	1,930,000	412,055
Triton Water Holdings Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5904% 3/31/2028 (b)(c)(j)	12,306,884	12,316,361
		15,440,618
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0573% 2/5/2029 (b)(c)(j)	1,895,078	1,908,893
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1788% 8/1/2029 (b)(c)(j)	4,345,886	3,710,778
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 14% 11/20/2027 (b)(c)(j)	3,710,196	148,407
Northeast Grocery Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.823% 12/13/2028 (b)(c)(j)	1,661,000	1,664,322
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5461% 4/2/2029 (b)(c)(j)	4,399,703	4,383,204
		11,815,604
Food Products - 0.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 12/23/2030 (b)(c)(j)	2,568,680	2,575,101
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 10/25/2027 (b)(c)(j)	4,046,258	4,065,761
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8512% 8/2/2028 (b)(c)(j)	6,743,785	4,457,642
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.6162% 8/2/2028 (b)(c)(j)	3,835,890	3,818,629
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 2/12/2031 (b)(c)(j)	3,333,271	3,329,971
Savor Acquisition Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/4/2032 (b)(c)(j)(k)	1,096,552	1,097,747
Savor Acquisition Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/4/2032 (b)(c)(j)(k)	103,448	103,561
		19,448,412
Household Products - 0.0%
Resideo Funding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0619% 2/14/2028 (b)(c)(j)	662,380	663,625
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1883% 5/17/2028 (b)(c)(j)	3,715,200	3,400,077
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9238% 2/23/2029 (b)(c)(j)	1,006,900	932,782
		4,332,859
TOTAL CONSUMER STAPLES		51,701,118

Energy - 0.2%
Energy Equipment & Services - 0.0%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0767% 6/22/2029 (b)(c)(j)	5,566,050	5,543,897
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0601% 7/9/2031 (b)(c)(j)	3,132,150	3,124,320
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3288% 10/31/2028 (b)(c)(j)	1,839,042	1,838,269
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 12/31/2030 (b)(c)(j)	11,726,555	11,701,695
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3529% 12/30/2027 (b)(c)(j)	1,925,000	1,928,619
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9238% 11/19/2029 (b)(c)(j)	5,061,260	5,040,712
Eastern Power LLC Tranche B, term loan CME Term SOFR 1 month Index + 5.25%, 9.5738% 4/3/2028 (b)(c)(j)	1,189,555	1,186,391
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/24/2029 (b)(c)(j)(k)	2,015,000	2,017,519
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.302% 10/9/2031 (b)(c)(j)	2,805,000	2,812,517
EPIC Y-Grade Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0437% 6/29/2029 (b)(c)(j)	4,353,125	4,355,171
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 9/29/2028 (b)(c)(j)	4,381,380	4,423,003
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 5/30/2031 (b)(c)(j)	1,243,330	1,244,685
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3152% 2/5/2030 (b)(c)(j)	2,225,000	2,225,000
Mesquite Energy Inc 1LN, term loan 0% (b)(e)(f)(j)(k)	907,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(e)(f)(j)(k)	2,102,309	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2908% 10/30/2028 (b)(c)(j)	7,870,500	7,398,270
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 10/30/2028 (b)(c)(j)(k)	12,585,000	11,641,125
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0382% 2/28/2030 (b)(c)(j)	1,862,957	1,855,188
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 8/1/2029 (b)(c)(j)	1,419,293	1,431,002
		64,223,486
TOTAL ENERGY		69,767,383

Financials - 0.6%
Capital Markets - 0.1%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 2/14/2031 (b)(c)(j)	8,599,938	8,598,820
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 6/16/2031 (b)(c)(j)	5,383,913	5,381,060
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 10/24/2031 (b)(c)(j)	8,503,926	8,513,536
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 5/19/2031 (b)(c)(j)	3,112,200	3,097,728
Fleet US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.055% 2/10/2031 (b)(c)(j)	1,283,035	1,281,430
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 9/17/2031 (b)(c)(j)	7,700,000	7,683,599
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 9/5/2031 (b)(c)(j)	4,245,000	4,237,699
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0711% 4/21/2028 (b)(c)(j)	4,504,181	4,492,921
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3132% 12/15/2031 (b)(c)(j)	6,790,689	6,703,700
NGP XI Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 7/25/2031 (b)(c)(j)	1,450,000	1,455,437
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 11/19/2031 (b)(c)(j)	2,730,000	2,733,413
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1883% 12/1/2028 (b)(c)(j)	2,038,583	2,048,266
		56,227,609
Financial Services - 0.2%
ACNR Holdings Inc term loan 13% (b)(e)(j)(m)	543,490	545,555
Agellan Portfolio 9% 8/7/2025 (e)(j)	424,000	424,000
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2907% 1/31/2031 (b)(c)(j)	15,027,338	15,008,554
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7908% 12/19/2030 (b)(c)(j)	80,000	78,410
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/30/2031 (b)(c)(j)	2,245,000	2,245,561
Empire Today Ip, LLC Tranche EXCH 1ST OUT TLB, term loan 9.9263% 8/30/2029 (b)(j)	174,150	169,216
Empire Today Ip, LLC Tranche EXCH FLSO TL, term loan 9.4263% 8/30/2029 (b)(j)	1,059,413	593,271
Empire Today Ip, LLC Tranche NEW $ 1ST OUT TLA, term loan 9.9263% 8/30/2029 (b)(j)	330,486	321,124
Epic Creations Inc Tranche DD DIP TL, term loan 5.3238% 5/2/2025 (b)(e)(j)	27,913	27,913
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(c)(e)(f)(j)(k)	357,500	268,125
Inception Finco Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 3/10/2031 (b)(c)(j)	1,099,475	1,103,598
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.3185% 1/9/2026 (b)(c)(e)(j)	6,198,931	5,981,968
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0529% 4/16/2029 (b)(c)(j)	2,068,193	2,069,910
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 11/17/2031 (b)(c)(j)	6,780,000	6,770,711
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6738% 11/5/2029 (b)(c)(j)	1,555,000	1,551,392
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3116% 7/18/2031 (b)(c)(j)	8,622,265	8,621,317
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0738% 5/16/2031 (b)(c)(j)	1,798,805	1,801,053
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0466% 2/20/2030 (b)(c)(j)	2,332,375	2,344,037
STG DISTRIBUTION LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.6586% 10/3/2029 (b)(c)(e)(j)	760,076	754,755
STG DISTRIBUTION LLC Tranche EXCHANGE FLSO 2LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.9086% 9/30/2029 (b)(c)(e)(j)	1,626,709	1,202,138
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 6/6/2031 (b)(c)(j)	2,824,896	2,820,178
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 6/24/2031 (b)(c)(j)	1,843,962	1,840,588
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.58% 11/21/2031 (b)(c)(j)	1,970,000	1,969,882
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/12/2032 (b)(c)(j)	14,940,000	14,943,735
		73,456,991
Insurance - 0.3%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 11/6/2030 (b)(c)(j)	27,821,624	27,769,598
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 1/21/2032 (b)(c)(j)	6,080,000	6,068,144
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3256% 12/29/2031 (b)(c)(j)	2,608,732	2,601,115
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4238% 8/19/2028 (b)(c)(j)	4,331,321	4,319,757
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6738% 8/19/2028 (b)(c)(j)	6,081,429	6,072,854
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5616% 9/19/2030 (b)(c)(j)	20,072,485	19,978,345
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6883% 1/31/2028 (b)(c)(j)	11,900,000	11,622,968
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6883% 1/20/2029 (b)(c)(j)	5,814,000	5,633,243
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 7/31/2027 (b)(c)(j)	3,646,369	3,641,008
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7869% 6/20/2030 (b)(c)(j)	15,137,289	15,146,826
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 9/15/2031 (b)(c)(j)	3,616,735	3,611,310
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 5/6/2032 (b)(c)(j)	3,373,684	3,420,916
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 5/6/2031 (b)(c)(j)	4,136,371	4,128,098
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5788% 9/27/2030 (b)(c)(j)	1,382,570	1,376,528
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 11/23/2029 (b)(c)(j)	6,840,196	6,816,666
		122,207,376
TOTAL FINANCIALS		251,891,976

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4238% 11/8/2027 (b)(c)(j)	161,761	162,342
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3132% 3/31/2029 (b)(c)(j)	3,550,531	3,543,891
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 8/1/2031 (b)(c)(j)	7,918,969	7,942,092
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 10/21/2028 (b)(c)(j)	18,866,721	18,886,910
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 5/30/2031 (b)(c)(j)	2,164,575	2,164,575
Viant Medical Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3238% 10/16/2031 (b)(c)(j)	1,625,000	1,641,656
		34,341,466
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7288% 2/15/2029 (b)(c)(j)	2,495,802	1,955,735
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.8288% 6/28/2029 (b)(c)(j)	1,205,562	1,129,214
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5652% 2/11/2028 (b)(c)(j)	470,000	468,750
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0521% 2/11/2028 (b)(c)(j)	2,963,811	2,955,927
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 5/9/2031 (b)(c)(j)	3,561,075	3,561,823
Examworks Bidco Inc Tranche B 1LN, term loan 7.0738% 11/1/2028 (b)(j)	2,135,000	2,131,798
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4288% 10/1/2027 (b)(c)(j)	8,909,102	8,274,328
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3238% 9/24/2031 (b)(c)(j)	5,365,000	5,138,651
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 10/23/2031 (b)(c)(j)	1,731,996	1,733,088
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/16/2031 (b)(c)(j)(k)(l)	223,004	223,144
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 7/3/2028 (b)(c)(j)	1,801,860	1,810,455
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 7/3/2028 (b)(c)(j)	448,935	451,076
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 4/15/2031 (b)(c)(j)	3,469,229	3,476,619
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 7/1/2031 (b)(c)(j)	1,980,050	1,575,783
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 2/21/2031 (b)(c)(j)	2,635,121	2,624,817
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 11/15/2028 (b)(c)(j)	8,872,824	8,883,028
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5902% 1/31/2029 (b)(c)(j)	673,631	659,908
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7147% 12/4/2031 (b)(c)(j)	7,165,000	7,168,726
TTF Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0016% 7/18/2031 (b)(c)(j)	2,040,000	2,045,100
US Anesthesia Partners Inc 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9231% 10/1/2029 (b)(c)(j)	565,000	478,837
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.7849% 10/14/2031 (b)(c)(j)	1,583,043	1,591,956
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 2.25% 10/7/2031 (b)(c)(j)(l)	71,957	72,362
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 12/15/2027 (b)(c)(j)	1,152,113	1,150,258
		59,561,383
Health Care Technology - 0.1%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 2/15/2029 (b)(c)(j)	12,782,155	12,745,598
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (j)	1,300,000	1,298,375
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/17/2032 (b)(c)(j)(k)	2,345,000	2,312,756
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0586% 4/30/2031 (b)(c)(j)	7,721,747	7,634,878
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 9/28/2029 (b)(c)(j)	4,034,513	4,000,905
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 11/26/2031 (b)(c)(j)	5,005,000	4,983,128
		32,975,640
Pharmaceuticals - 0.0%
Bausch Health Cos Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/27/2027 (b)(c)(j)(k)	475,000	471,973
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1586% 8/1/2027 (b)(c)(j)	5,605,580	5,597,115
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 4/23/2031 (b)(c)(j)	4,763,063	4,763,063
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 5/5/2028 (b)(c)(j)	5,958,119	5,962,766
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5702% 5/19/2031 (b)(c)(j)	4,085,137	4,068,102
		20,863,019
TOTAL HEALTH CARE		147,741,508

Industrials - 0.8%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 10/31/2030 (b)(c)(j)	1,651,972	1,651,460
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3235% 1/27/2032 (b)(c)(j)	2,340,000	2,329,025
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (b)(c)(j)(k)	7,287,500	7,245,597
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (b)(c)(j)(k)	687,500	683,547
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 2/27/2032 (b)(c)(j)(k)	1,170,000	1,167,075
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3962% 12/11/2031 (b)(c)(j)	3,438,462	3,429,866
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 11/24/2031 (b)(c)(j)(k)(l)	286,538	285,822
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 8/24/2028 (b)(c)(j)	13,754,616	13,779,374
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 3/22/2030 (b)(c)(j)	2,374,037	2,376,007
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 1/20/2032 (b)(c)(j)	3,072,300	3,074,481
		36,022,254
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 10/31/2031 (b)(c)(j)	3,035,422	3,032,721
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 10/31/2031 (b)(c)(j)	1,154,578	1,153,550
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.4238% 11/23/2029 (b)(c)(e)(j)	1,525,000	1,524,999
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0788% 3/18/2030 (b)(c)(j)	2,469,193	2,464,872
Stonepeak Nile Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/3/2032 (b)(c)(j)(k)	2,210,000	2,202,398
		10,378,540
Building Products - 0.1%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8404% 5/17/2028 (b)(c)(j)	9,227,675	6,892,520
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3116% 1/3/2029 (b)(c)(j)	4,029,370	4,022,964
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 5/11/2029 (b)(c)(j)	493,934	496,650
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 10/22/2028 (b)(c)(j)	2,426,340	2,422,288
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 8/2/2031 (b)(c)(j)	1,910,213	1,905,093
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 1/24/2029 (b)(c)(j)	3,070,829	3,086,183
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 3/28/2031 (b)(c)(j)	1,198,975	1,200,341
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.4952% 4/29/2029 (b)(c)(j)	6,544,941	6,500,763
PHRG Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 2/16/2032 (b)(c)(j)(k)	3,760,000	3,731,800
		30,258,602
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 12/21/2028 (b)(c)(j)	18,140,173	18,104,618
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.75%, 8.1738% 5/14/2028 (b)(c)(j)	14,050,758	14,061,858
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0586% 11/3/2031 (b)(c)(j)	2,698,621	2,704,234
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 10/10/2031 (b)(c)(j)(k)(l)	311,379	312,027
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (b)(c)(j)	5,135,888	5,058,028
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 5/31/2028 (b)(c)(j)	2,838,650	2,842,198
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (b)(c)(j)	15,305,792	14,832,231
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.3288% 5/2/2030 (b)(c)(j)	1,246,875	1,248,434
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9408% 5/3/2029 (b)(c)(j)	3,255,932	2,770,798
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2704% 2/10/2031 (b)(c)(j)	1,192,973	1,195,215
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 8/1/2029 (b)(c)(j)	5,012,818	5,028,759
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 10/21/2028 (b)(c)(j)	3,603,258	3,619,761
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5738% 4/14/2029 (b)(c)(j)	1,832,254	1,860,892
GFL Environmental Services Inc/ON Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 2/4/2032 (b)(c)(j)(k)	5,460,000	5,442,965
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (b)(c)(j)	6,291,895	6,282,898
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1389% 10/11/2028 (b)(c)(j)	987,400	873,385
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (b)(c)(j)	15,740,429	13,955,936
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0498% 7/25/2030 (b)(c)(j)	4,783,559	4,778,010
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 1/31/2032 (b)(c)(j)	2,020,000	2,002,325
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5674% 11/30/2028 (b)(c)(j)	1,859,116	1,857,257
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5674% 11/30/2028 (b)(c)(j)	142,830	142,688
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.438% 12/10/2026 (b)(c)(j)	2,101,403	2,098,777
Tidal Waste & Recycling Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 10/6/2031 (b)(c)(j)	1,385,000	1,388,892
Vestis Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5786% 2/24/2031 (b)(c)(j)	2,010,794	2,011,638
Wellful Inc Tranche BOOTSTRAP FLSO TL, term loan CME Term SOFR 3 month Index + 6.25%, 10.6761% 10/19/2030 (b)(c)(j)	1,842,354	1,272,385
Wellful Inc Tranche PRIMING TL, term loan CME Term SOFR 3 month Index + 5%, 9.4383% 4/19/2030 (b)(c)(j)	1,921,215	1,874,395
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 11/3/2029 (b)(c)(j)	5,449,366	5,427,569
		123,048,173
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0604% 3/21/2031 (b)(c)(j)	2,190,110	2,189,496
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8103% 11/3/2031 (b)(c)(j)	2,805,000	2,795,659
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 2/16/2028 (b)(c)(j)	1,345,896	1,350,378
		6,335,533
Electrical Equipment - 0.0%
Array Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.688% 10/14/2027 (b)(c)(j)	1,805,536	1,801,023
Vertiv Group Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0586% 3/2/2027 (b)(c)(j)	5,352,725	5,347,532
		7,148,555
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 4/10/2031 (b)(c)(j)	3,810,450	3,793,798
Machinery - 0.0%
Ali Group North America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4383% 7/22/2029 (b)(c)(j)	2,180,256	2,186,382
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8051% 3/18/2030 (b)(c)(j)	4,190,487	4,190,487
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8086% 9/28/2028 (b)(c)(j)	2,347,215	2,230,183
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8137% 10/10/2031 (b)(c)(j)	1,330,000	1,333,325
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6738% 1/2/2032 (b)(c)(j)	1,190,000	1,193,225
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4238% 3/25/2031 (b)(c)(j)	4,848,363	4,766,134
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.3221% 12/3/2026 (b)(c)(e)(j)	1,004,780	937,259
		16,836,995
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3048% 4/20/2028 (b)(c)(j)	5,716,100	5,831,851
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.9588% 6/4/2029 (b)(c)(j)	2,173,050	2,163,097
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0432% 10/20/2027 (b)(c)(j)	1,624,041	1,644,959
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3223% 11/30/2025 (b)(c)(j)	1,064,678	1,059,355
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2966% 2/24/2031 (b)(c)(j)	3,535,669	3,535,669
		14,234,931
Professional Services - 0.2%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9383% 2/4/2028 (b)(c)(j)	4,466,966	4,477,017
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 9/29/2031 (b)(c)(j)	9,260,000	9,109,525
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0596% 10/30/2031 (b)(c)(j)	1,980,000	1,967,625
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 12/30/2028 (b)(c)(j)	9,400,597	9,083,327
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3955% 9/29/2028 (b)(c)(j)	1,405,293	1,404,858
CHG Healthcare Services Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.2755% 9/29/2028 (b)(c)(j)	1,703,895	1,703,366
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9383% 6/2/2028 (b)(c)(j)	4,310,886	4,289,332
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7908% 3/3/2031 (b)(c)(j)	1,766,125	1,762,822
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 8/16/2028 (b)(c)(j)	2,858,665	2,850,318
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0408% 7/31/2030 (b)(c)(j)	3,039,284	2,655,575
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 5/30/2031 (b)(c)(j)	1,114,400	1,114,868
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3132% 7/31/2031 (b)(c)(j)	3,285,472	3,286,359
		43,704,992
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8021% 1/29/2028 (b)(c)(j)	710,000	674,500
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5518% 1/29/2031 (b)(c)(j)	6,521,480	6,195,406
United Rentals North America Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 2/14/2031 (b)(c)(j)	2,074,325	2,090,401
		8,960,307
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2784% 4/8/2030 (b)(c)(j)	4,318,133	4,322,624
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5644% 1/2/2029 (b)(c)(j)	843,178	862,850
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 5.9289% 8/10/2029 (b)(c)(j)	2,102,531	1,434,977
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 8.3144% 1/2/2029 (b)(c)(j)	189,366	134,923
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 5.9289% 8/10/2029 (b)(c)(j)	365,219	105,457
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3288% 7/26/2028 (b)(c)(j)	3,580,453	3,565,916
		10,426,747
TOTAL INDUSTRIALS		311,149,427

Information Technology - 1.0%
Communications Equipment - 0.0%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0618% 10/24/2030 (b)(c)(j)	1,100,499	1,103,448
CommScope LLC 1LN, term loan 9.5738% 12/17/2029 (b)(j)	8,990,000	9,183,824
		10,287,272
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 7/2/2029 (b)(c)(j)	5,135,540	5,117,360
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.1883% 3/31/2029 (b)(c)(j)	600,000	589,500
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1883% 3/31/2028 (b)(c)(j)	3,978,258	3,989,875
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 3.75% 3/31/2028 (b)(c)(j)(l)	116,071	116,410
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 6/2/2031 (b)(c)(j)	5,440,784	5,430,610
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 11/13/2029 (b)(c)(j)	2,421,399	2,417,840
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5788% 8/18/2031 (b)(c)(j)	4,663,313	4,649,696
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 2/20/2032 (b)(c)(j)(k)	2,060,000	2,060,000
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5715% 10/15/2031 (b)(c)(j)	2,605,000	2,620,187
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5586% 5/30/2030 (b)(c)(j)	1,813,102	1,816,129
		28,807,607
IT Services - 0.2%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3007% 2/3/2031 (b)(c)(j)	1,949,068	1,953,493
Constant Contact Inc term loan CME Term SOFR 3 month Index + 7.5%, 0% 2/10/2029 (b)(c)(j)(k)	115,000	94,539
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (b)(c)(j)	9,599,476	8,872,028
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.4288% 6/30/2028 (b)(c)(j)	1,091,570	851,425
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 3/6/2028 (b)(c)(j)	420,000	419,126
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 6/17/2031 (b)(c)(j)	6,174,525	6,127,043
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1738% 2/1/2028 (b)(c)(j)	16,383,599	14,791,277
Plano HoldCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 10/2/2031 (b)(c)(j)	1,605,000	1,611,019
Tempo Acquisition LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 8/31/2028 (b)(c)(j)	886,519	880,562
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0616% 6/23/2031 (b)(c)(j)	4,000,000	4,004,000
X Corp 1LN, term loan 9.5% 10/29/2029 (j)	12,700,000	12,967,208
X Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.9788% 10/26/2029 (b)(c)(j)	8,560,000	8,535,518
		61,107,238
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5887% 8/17/2029 (b)(c)(j)	3,573,533	3,575,320
Software - 0.7%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0786% 2/24/2031 (b)(c)(j)	5,806,347	5,840,024
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1738% 12/10/2029 (b)(c)(j)	1,457,616	1,454,278
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.957% 12/10/2028 (b)(c)(j)	10,134,000	10,046,949
Camelot US Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 1/31/2031 (b)(c)(j)	8,064,912	7,947,971
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0788% 3/24/2031 (b)(c)(j)	7,471,275	7,492,045
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 3/29/2029 (b)(c)(j)	10,481,674	10,504,314
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0904% 9/30/2028 (b)(c)(j)	5,372,546	5,374,803
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 10/16/2026 (b)(c)(j)	16,142,779	15,640,416
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3238% 2/19/2029 (b)(c)(j)	3,528,409	2,834,477
Eagle Parent Canada Inc Tranche INCR B, term loan CME Term SOFR 3 month Index + 4.25%, 8.5531% 3/17/2029 (b)(c)(e)(j)	5,360,000	5,038,400
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 10/29/2029 (b)(c)(j)	5,461,269	5,455,425
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 5/30/2031 (b)(c)(j)	4,878,980	4,892,592
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.6455% 9/13/2029 (b)(c)(e)(j)	3,569,731	3,569,731
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3487% 3/3/2028 (b)(c)(j)	4,019,639	4,018,634
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 9/12/2029 (b)(c)(j)	7,025,100	7,007,046
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (b)(c)(j)	5,725,000	5,705,478
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5352% 10/12/2032 (b)(c)(j)	2,465,000	2,430,219
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3086% 3/1/2029 (b)(c)(j)	9,550,130	9,516,705
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 12/31/2031 (b)(c)(j)	6,875,295	6,591,689
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 5/3/2028 (b)(c)(j)	11,789,059	11,520,504
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5738% 2/23/2029 (b)(c)(j)	2,065,000	2,021,552
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7908% 7/1/2031 (b)(c)(j)	9,600,938	9,374,931
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5498% 7/31/2026 (b)(c)(j)	3,502,350	2,715,582
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 6/2/2028 (b)(c)(j)	22,128,209	22,059,169
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4132% 6/4/2029 (b)(c)(j)	2,110,000	2,077,696
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 0% 11/22/2032 (b)(c)(j)(k)	3,045,000	3,054,531
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (b)(c)(j)(k)	2,430,000	2,437,606
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 10/28/2030 (b)(c)(j)	5,161,065	5,177,219
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3069% 7/16/2031 (b)(c)(j)	1,820,000	1,817,834
Project Boost Purchaser LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5569% 7/17/2032 (b)(c)(j)	875,000	892,771
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 8/31/2028 (b)(c)(j)	8,582,099	8,599,950
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1746% 5/15/2028 (b)(c)(j)	6,040,953	3,450,894
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6746% 5/15/2028 (b)(c)(j)	1,407,183	1,450,398
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0788% 4/24/2028 (b)(c)(j)	1,510,000	1,515,028
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5904% 4/22/2028 (b)(c)(j)	6,146,980	6,104,075
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9238% 9/30/2028 (b)(c)(j)	3,789,329	3,727,753
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 4/8/2030 (b)(c)(j)	6,790,855	6,604,107
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 11/23/2029 (b)(c)(j)	2,155,854	2,153,439
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.9261% 8/11/2028 (b)(c)(j)	1,339,650	1,337,559
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 5/9/2031 (b)(c)(j)	5,448,539	5,456,330
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2998% 2/10/2031 (b)(c)(j)	18,729,665	18,723,484
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0702% 4/14/2031 (b)(c)(j)	4,315,217	4,311,636
		247,945,244
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.33% 12/15/2031 (b)(c)(j)	12,470,000	12,220,600
TOTAL INFORMATION TECHNOLOGY		363,943,281

Materials - 0.4%
Chemicals - 0.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5788% 12/14/2029 (b)(c)(j)	3,592,825	3,146,704
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0738% 11/24/2027 (b)(c)(j)	1,764,000	1,750,770
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.1738% 11/24/2028 (b)(c)(j)	935,000	906,950
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4238% 11/24/2027 (b)(c)(j)	3,084,381	3,056,098
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4383% 6/4/2028 (b)(c)(j)	747,256	663,721
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (b)(c)(j)(l)	234,451	236,209
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(c)(j)	219,818	221,467
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9238% 9/30/2028 (b)(c)(j)	7,267,523	7,270,794
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.4238% 10/1/2029 (b)(c)(j)	675,000	658,685
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2852% 8/29/2029 (b)(c)(j)	946,318	946,914
Axalta Coating Systems US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 12/20/2029 (b)(c)(j)	1,008,492	1,010,267
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0873% 12/23/2031 (b)(c)(j)	3,890,000	3,857,168
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 8/18/2028 (b)(c)(j)	7,371,124	7,337,364
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3073% 11/1/2030 (b)(c)(j)	2,898,137	2,898,861
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0401% 10/4/2029 (b)(c)(j)	8,375,608	8,350,063
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (b)(c)(j)	6,826,023	6,543,835
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3174% 3/15/2029 (b)(c)(j)	14,512,654	14,415,855
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8613% 3/15/2030 (b)(c)(j)	1,281,176	1,241,140
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1738% 3/1/2030 (b)(c)(j)	1,280,500	1,232,481
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6738% 4/2/2029 (b)(c)(j)	4,909,778	4,787,034
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0501% 8/22/2031 (b)(c)(j)	10,474,540	10,151,610
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.3662% 12/1/2026 (b)(c)(j)	2,013,990	1,902,717
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2908% 1/31/2029 (b)(c)(j)	2,369,867	2,367,758
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1086% 11/24/2031 (b)(c)(j)	4,635,000	4,582,856
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 9/30/2031 (b)(c)(j)	1,817,720	1,822,265
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 9/30/2031 (b)(c)(j)(k)(l)	187,280	187,748
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/22/2028 (b)(c)(j)	1,774,687	1,772,468
		93,319,802
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5685% 1/30/2032 (b)(c)(j)	2,340,000	2,337,075
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5601% 1/30/2032 (b)(c)(j)	7,010,000	6,996,891
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 4/2/2029 (b)(c)(j)	1,631,281	1,637,398
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 3/27/2028 (b)(c)(j)	3,288,094	3,286,450
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 10/19/2029 (b)(c)(j)	2,438,235	2,429,652
		16,687,466
Containers & Packaging - 0.1%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 3/3/2028 (b)(c)(j)	5,539,415	5,528,280
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8108% 6/9/2031 (b)(c)(j)	8,591,799	8,586,473
Berry Global Inc Tranche AA 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.1746% 7/1/2029 (b)(c)(j)	2,599,844	2,598,622
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3073% 12/2/2030 (b)(c)(j)	4,472,493	4,476,071
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4988% 4/13/2029 (b)(c)(j)	16,412,355	16,402,180
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 8/4/2027 (b)(c)(j)	3,748,922	3,747,048
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 5/1/2031 (b)(c)(j)	2,756,813	2,753,366
Pactiv Evergreen Group Holdings Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 9/25/2028 (b)(c)(j)	1,761,664	1,760,889
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 8/3/2026 (b)(c)(j)	1,083,594	1,086,129
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1738% 1/30/2027 (b)(c)(j)	2,939,699	2,940,404
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 4/21/2031 (b)(c)(j)	947,838	952,728
		50,832,190
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 5/23/2031 (b)(c)(j)	2,569,490	2,561,987
TOTAL MATERIALS		163,401,445

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0501% 8/21/2030 (b)(c)(j)	2,396,541	2,392,059
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0439% 4/16/2031 (b)(c)(j)	3,137,098	3,134,149
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 12/20/2030 (b)(c)(j)	4,977,030	4,971,854
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5586% 1/20/2031 (b)(c)(j)	8,396,927	8,379,126
		16,485,129
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 9/30/2031 (b)(c)(j)	3,182,025	3,187,498
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 7/31/2030 (b)(c)(j)	2,115,000	2,111,489
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/13/2032 (b)(c)(j)(k)	2,725,000	2,720,231
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.0524% 11/14/2025 (b)(c)(j)	2,066,345	2,056,013
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.818% 12/10/2031 (b)(c)(j)	1,380,000	1,381,035
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1883% 3/25/2028 (b)(c)(j)	7,818,726	7,720,993
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 3/27/2028 (b)(c)(j)(k)	1,420,000	1,416,450
		20,593,709
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 6/23/2028 (b)(c)(j)	175,466	174,432
TOTAL UTILITIES		37,253,270

TOTAL UNITED STATES		1,958,286,101
TOTAL BANK LOAN OBLIGATIONS (Cost $2,171,455,555)		2,135,027,045

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	8,844,000	8,992,696
KeyBank NA/Cleveland OH 6.95% 2/1/2028	1,259,000	1,326,603
Regions Bank/Birmingham AL 6.45% 6/26/2037	15,683,000	16,544,730

TOTAL BANK NOTES (Cost $25,774,178)		26,864,029

Collateralized Mortgage Obligations - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (d)	9,840,857	8,563,411
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	11,909,370	11,836,197
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)	6,748,797	6,688,934
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	9,146,057	8,959,567
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	5,037,006	4,975,571
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(e)	153,098	15
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.6216% 5/27/2037 (b)(c)(d)	353,162	349,996
Fannie Mae Guaranteed REMICS Series 1999-17 Class PG, 6% 4/25/2029	22,712	23,071
Fannie Mae Guaranteed REMICS Series 1999-25 Class Z, 6% 6/25/2029	26,138	26,267
Fannie Mae Guaranteed REMICS Series 1999-32 Class PL, 6% 7/25/2029	31,270	31,845
Fannie Mae Guaranteed REMICS Series 1999-33 Class PK, 6% 7/25/2029	23,539	23,955
Fannie Mae Guaranteed REMICS Series 2001-20 Class Z, 6% 5/25/2031	31,192	31,837
Fannie Mae Guaranteed REMICS Series 2001-31 Class ZC, 6.5% 7/25/2031	12,758	12,923
Fannie Mae Guaranteed REMICS Series 2001-52 Class YZ, 6.5% 10/25/2031	4,549	4,708
Fannie Mae Guaranteed REMICS Series 2002-16 Class ZD, 6.5% 4/25/2032	14,620	15,037
Fannie Mae Guaranteed REMICS Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2665% 2/25/2032 (b)(c)	3,192	3,202
Fannie Mae Guaranteed REMICS Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4531% 3/18/2032 (b)(c)	5,701	5,751
Fannie Mae Guaranteed REMICS Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 4/25/2032 (b)(c)	5,973	6,022
Fannie Mae Guaranteed REMICS Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 10/25/2032 (b)(c)	7,358	7,419
Fannie Mae Guaranteed REMICS Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.2165% 1/25/2032 (b)(c)	2,943	2,949
Fannie Mae Guaranteed REMICS Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0835% 11/25/2032 (b)(h)	9,332	234
Fannie Mae Guaranteed REMICS Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6335% 12/25/2033 (b)(h)	117,445	13,432
Fannie Mae Guaranteed REMICS Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6335% 3/25/2033 (b)(h)	6,266	640
Fannie Mae Guaranteed REMICS Series 2005-102 Class CO, 0% 11/25/2035 (n)	16,571	14,232
Fannie Mae Guaranteed REMICS Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2535% 6/25/2035 (b)(h)	150,829	10,982
Fannie Mae Guaranteed REMICS Series 2005-72 Class ZC, 5.5% 8/25/2035	465,394	478,283
Fannie Mae Guaranteed REMICS Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 5.9371% 8/25/2035 (b)(c)	3,166	3,266
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035	391,932	384,212
Fannie Mae Guaranteed REMICS Series 2005-81 Class PC, 5.5% 9/25/2035	58,812	60,283
Fannie Mae Guaranteed REMICS Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2135% 11/25/2036 (b)(h)	88,724	8,490
Fannie Mae Guaranteed REMICS Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1735% 12/25/2036 (b)(h)	54,620	5,391
Fannie Mae Guaranteed REMICS Series 2006-12 Class BO, 0% 10/25/2035 (n)	73,519	65,051
Fannie Mae Guaranteed REMICS Series 2006-15 Class OP, 0% 3/25/2036 (n)	114,067	96,500
Fannie Mae Guaranteed REMICS Series 2006-37 Class OW, 0% 5/25/2036 (n)	12,181	9,871
Fannie Mae Guaranteed REMICS Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9735% 5/25/2037 (b)(h)	29,207	3,150
Fannie Mae Guaranteed REMICS Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 13.8211% 6/25/2037 (b)(c)	23,792	29,020
Fannie Mae Guaranteed REMICS Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8011% 7/25/2037 (b)(c)	36,006	44,226
Fannie Mae Guaranteed REMICS Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8011% 7/25/2037 (b)(c)	7,436	8,248
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040	959,072	922,357
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041	1,462,738	1,441,766
Fannie Mae Guaranteed REMICS Series 2011-39 Class ZA, 6% 11/25/2032	132,387	136,631
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041	570,431	567,182
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (h)	2,137	17
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (h)	309,333	7,691
Fannie Mae Guaranteed REMICS Series 2012-134 Class MX, 3.5% 5/25/2042	485,414	474,289
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043	960,041	889,559
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042	1,201,652	1,110,855
Fannie Mae Guaranteed REMICS Series 2012-67 Class AI, 4.5% 7/25/2027 (h)	3,687	61
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.0835% 6/25/2041 (b)(h)	8,175	35
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (h)	37,609	215
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5835% 1/25/2044 (b)(h)	201,536	21,371
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (h)	1,052,345	156,953
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045	969,118	921,380
Fannie Mae Guaranteed REMICS Series 2016-104 Class B, 4% 12/25/2044	845,263	830,185
Fannie Mae Guaranteed REMICS Series 2016-99 Class KA, 4% 11/25/2042	1,042,809	1,028,707
Fannie Mae Guaranteed REMICS Series 2017-22 Class ED, 3.5% 6/25/2044	341,533	337,703
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (h)	641,740	94,780
Fannie Mae Guaranteed REMICS Series 2020-45 Class JC, 1.5% 7/25/2040	13,651,512	11,502,429
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	7,396,990	6,538,032
Fannie Mae Guaranteed REMICS Series 2021-21 Class HG, 2% 11/25/2047	3,365,453	2,995,478
Fannie Mae Guaranteed REMICS Series 2021-45 Class DA, 3% 7/25/2051	4,528,545	3,994,499
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	2,611,754	2,160,481
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	2,767,620	2,305,109
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	2,941,188	2,449,670
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	2,561,045	2,144,844
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	2,428,457	2,132,047
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	11,278,894	9,857,270
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	7,424,003	6,532,426
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	26,602,938	23,316,986
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	3,958,535	3,443,427
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	2,380,453	2,179,451
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	3,175,260	2,904,474
Fannie Mae Guaranteed REMICS Series 2022-12 Class GD, 2.25% 3/25/2052	2,979,117	2,676,266
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	2,528,923	2,360,765
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	4,596,407	4,209,270
Fannie Mae Guaranteed REMICS Series 2022-15 Class GC, 3% 1/25/2047	3,853,720	3,591,026
Fannie Mae Guaranteed REMICS Series 2022-17 Class BH, 3% 5/25/2047	4,192,654	3,925,381
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	1,468,170	1,334,659
Fannie Mae Guaranteed REMICS Series 2022-25 Class AB, 4% 9/25/2047	4,148,925	4,030,524
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	10,889,536	9,627,136
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	27,913,347	24,428,402
Fannie Mae Guaranteed REMICS Series 2022-35 Class CK, 4% 3/25/2047	8,698,535	8,389,637
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	2,877,760	2,518,747
Fannie Mae Guaranteed REMICS Series 2022-4 Class YT, 2% 2/25/2052	3,294,711	2,924,693
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	1,905,579	1,846,258
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	3,611,483	3,074,649
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	9,256,416	8,202,314
Fannie Mae Guaranteed REMICS Series 2022-69 Class AB, 4.5% 1/25/2044	7,801,478	7,634,273
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	3,381,801	3,096,746
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	10,901,720	9,769,923
Fannie Mae Guaranteed REMICS Series 2023-13 Class CK, 1.5% 11/25/2050	8,121,368	6,463,850
Fannie Mae Guaranteed REMICS Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.802% 11/25/2053 (b)(c)	21,746,758	21,903,832
Fannie Mae Guaranteed REMICS Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.882% 7/25/2054 (b)(c)	4,455,303	4,475,714
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	3,070	3,138
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (n)	36,760	30,434
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (n)	58,201	48,470
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (h)	579,699	24,167
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	4,536,299	4,161,634
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	2,302,710	2,088,046
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 6/25/2054 (b)(c)	13,475,665	13,483,263
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7487% 3/25/2055 (b)(c)	17,300,000	17,355,256
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 9/25/2054 (b)(c)	6,311,106	6,321,188
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 2/25/2055 (b)(c)	10,578,535	10,601,441
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 9/25/2054 (b)(c)	10,602,908	10,619,293
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(c)	12,999,137	13,022,971
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	5,542,264	5,555,573
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	3,076,821	2,908,170
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	7,828,408	7,347,007
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	6,103,449	5,991,078
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	3,503,191	3,207,544
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (h)	29,808	4,360
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (h)	27,791	4,149
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(h)	18,329	3,361
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(h)	11,231	1,753
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (h)	17,148	2,960
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(h)	10,150	1,818
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (h)	116,614	19,001
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	8,165	8,292
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	24,203	24,615
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	1,425,057	1,383,534
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	2,379,462	2,089,453
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	2,261,999	1,973,991
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	2,429,111	2,135,347
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	3,223,696	2,697,604
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	12,361	12,613
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	90,094	91,968
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	5,188	5,285
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	14,559	14,847
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	24,267	24,760
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	15,393	15,704
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	8,617	8,729
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	8,822	9,010
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	84,966	87,010
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2531% 1/15/2032 (b)(c)	2,285	2,292
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 3/15/2032 (b)(c)	3,261	3,279
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4531% 3/15/2032 (b)(c)	3,120	3,145
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 6/15/2031 (b)(c)	5,257	5,283
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 3/15/2032 (b)(c)	1,825	1,835
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	21,976	22,654
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	31,369	31,908
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	58,447	60,256
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	560,315	565,153
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	31,827	32,548
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	758,278	749,723
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	251,172	259,369
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	483,568	476,123
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	490	489
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	130,974	133,124
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (n)	10,326	10,090
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1469% 2/15/2036 (b)(h)	39,609	3,515
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (n)	138,946	113,060
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (n)	20,556	17,730
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (n)	74,685	61,394
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (n)	82,725	68,622
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	128,949	134,222
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	630,176	642,918
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2069% 11/15/2036 (b)(h)	186,599	16,098
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	41,161	42,088
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1269% 6/15/2037 (b)(h)	121,790	13,433
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.7031% 5/15/2037 (b)(c)	145,986	142,402
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	58,888	59,371
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	592,249	597,826
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	93,070	92,450
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4026 Class MQ, 4% 4/15/2042	111,319	107,706
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	909,286	845,643
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (h)	327,433	22,100
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (h)	376	1
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (h)	1,757	13
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)	418,791	16,222
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	288,557	284,445
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4492 Class LB, 4% 3/15/2044	29,914	29,848
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4506 Class LB, 4% 4/15/2044	55,827	55,703
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	311,956	310,293
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4522 Class LB, 4% 6/15/2044	56,609	56,467
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4535 Class LB, 4% 8/15/2044	60,346	60,191
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-4636 Class AE, 4% 7/15/2042	115,053	114,754
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	597,337	592,847
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4661 Class AC, 4% 4/15/2043	134,346	133,844
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4676 Class VD, 4% 8/15/2037	70,668	70,483
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	1,441,346	1,384,200
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	2,093,551	2,028,586
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	945,882	860,811
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	1,011,158	986,376
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	2,760,329	2,232,808
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	1,535,754	1,393,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5050 Class KP, 1% 12/25/2050	1,685,689	1,386,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	5,601,829	4,853,531
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	1,806,108	1,576,790
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	4,581,934	4,335,141
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	6,435,209	5,732,773
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	6,186,063	5,443,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	1,906,602	1,588,324
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	6,581,993	5,848,641
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	2,548,726	2,128,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	2,516,675	2,079,128
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	6,418,303	5,613,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	2,411,766	2,104,158
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	14,236,380	12,309,496
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	6,734,028	5,903,105
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	5,607,123	4,904,735
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,827,756	2,527,243
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	18,816,929	16,551,998
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,867,681	1,632,779
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	3,882,176	3,393,952
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,774,686	1,585,070
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	3,248,892	2,839,835
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	3,324,459	2,868,429
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	3,248,903	2,839,837
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,346,752	1,203,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	5,795,301	5,208,823
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	2,384,084	2,077,092
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	7,774,658	7,173,024
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class LA, 3% 10/25/2048	7,013,607	6,408,277
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	1,775,560	1,619,971
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	7,426,632	6,799,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,444,995	1,293,188
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	2,649,822	2,376,974
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	4,169,120	3,883,835
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	2,541,205	2,391,696
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	6,017,544	5,636,414
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	3,502,286	3,311,429
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	5,003,683	4,725,047
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	2,755,206	2,761,456
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	7,192,623	7,051,464
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	6,381,388	6,318,407
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	18,981,463	19,004,753
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(c)	5,333,324	5,319,027
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.602% 10/25/2054 (b)(c)	9,765,644	9,789,915
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	22,913,838	22,964,645
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	28,754	29,308
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	2,779	2,829
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	4,397	4,471
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (n)	42,648	34,775
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7599% 5/20/2060 (b)(c)(o)	223,395	222,952
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.74% 8/20/2060 (b)(c)(o)	65,514	65,298
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.82% 12/20/2060 (b)(c)(o)	164,630	164,186
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 12/20/2060 (b)(c)(o)	143,867	143,764
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 2/20/2061 (b)(c)(o)	135,562	135,425
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.93% 2/20/2061 (b)(c)(o)	158,705	158,509
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 4/20/2061 (b)(c)(o)	155,840	155,734
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.94% 5/20/2061 (b)(c)(o)	140,240	140,080
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.94% 5/20/2061 (b)(c)(o)	144,533	144,420
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.97% 6/20/2061 (b)(c)(o)	166,483	166,429
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.04% 10/20/2061 (b)(c)(o)	308,603	308,767
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.14% 11/20/2061 (b)(c)(o)	220,963	221,325
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.14% 1/20/2062 (b)(c)(o)	106,378	106,574
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.07% 1/20/2062 (b)(c)(o)	218,149	218,358
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.07% 3/20/2062 (b)(c)(o)	104,668	104,736
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.09% 5/20/2061 (b)(c)(o)	11,361	11,356
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.96% 10/20/2062 (b)(c)(o)	91,897	91,839
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.8% 3/20/2063 (b)(c)(o)	189,500	189,037
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.04% 1/20/2064 (b)(c)(o)	95,249	95,300
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.04% 12/20/2063 (b)(c)(o)	159,932	160,028
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 6/20/2064 (b)(c)(o)	628,914	628,474
Ginnie Mae Mortgage pass-thru certificates Series 2014-H20 Class BF, CME Term SOFR 1 month Index + 0.6145%, 4.94% 9/20/2064 (b)(c)(o)	2,276,636	2,274,684
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (o)	10,733	10,441
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.84% 12/20/2062 (b)(c)(o)	24,627	24,447
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	1,385,776	1,257,814
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.58% 8/20/2066 (b)(c)(o)	671,061	666,844
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	201,605	199,418
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0737% 5/16/2034 (b)(h)	40,974	2,619
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7737% 8/17/2034 (b)(h)	40,225	3,450
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 13.642% 6/16/2037 (b)(c)	2,327	2,650
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2637% 6/16/2037 (b)(h)	75,890	7,342
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	5,143,968	4,938,868
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	2,324,478	2,249,955
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	513,776	496,829
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9799% 3/20/2060 (b)(c)(o)	284,871	284,822
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (h)	18,651	887
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6737% 7/20/2041 (b)(h)	198,372	18,491
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	1,057,674	1,035,287
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	2,847,581	2,592,293
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	1,066,515	981,687
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,810,098	1,639,131
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	1,465,624	1,336,097
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	920,804	846,209
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	4,491,942	4,027,162
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	2,605,442	2,392,763
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.8263% 1/20/2049 (b)(c)	3,136,778	3,111,473
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9263% 10/20/2049 (b)(c)	1,022,664	1,003,637
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.8763% 2/20/2049 (b)(c)	2,005,493	1,976,119
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	8,212,226	7,916,825
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	6,500,343	6,073,761
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	4,264,711	3,989,052
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	2,523,433	2,331,733
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	4,782,805	4,464,490
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	1,263,450	1,247,588
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	1,364,115	1,330,329
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	3,536,142	3,531,501
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	8,058,648	7,616,727
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	9,452,378	9,256,590
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	2,886,578	2,824,112
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(d)	1,487,778	1,449,516
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	10,316,739	9,942,091
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (d)	2,265,562	2,162,985
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (d)	559,218	557,508
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (b)(c)	2,079	1,925
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.0738% 9/25/2043 (b)(c)	910,184	871,400
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	6,510,254	6,123,614
TOTAL UNITED STATES		738,167,551
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $734,215,280)		738,167,551

Commercial Mortgage Securities - 4.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.9%
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.3509% 10/15/2034 (b)(c)(d)	2,069,000	2,073,894
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	14,236,000	13,399,635
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	3,196,000	2,848,435
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (b)(d)	1,322,000	1,097,194
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 8.1765% 9/15/2038 (b)(c)(d)	1,120,000	946,003
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	15,270,484	15,227,536
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.862% 1/15/2039 (b)(c)(d)	2,884,868	2,865,936
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.462% 1/15/2039 (b)(c)(d)	2,059,584	2,042,850
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8231% 7/15/2049 (b)	845,000	819,119
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class D, 3% 7/15/2049 (d)	2,108,000	1,882,104
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.7214% 7/15/2049 (b)(h)	14,727,259	147,187
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class C, 4.352% 2/15/2050 (b)	610,000	579,261
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (d)	1,426,000	1,035,097
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	1,078,153	1,065,656
BANK Series 2017-BNK8 Class D, 2.6% 11/15/2050 (d)	1,738,000	892,705
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (d)	1,092,000	487,183
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	2,529,507	2,498,872
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (b)	2,308,000	2,181,509
BANK Series 2018-BN15 Class D, 3% 11/15/2061 (d)	735,000	595,926
BANK Series 2018-BN15 Class E, 3% 11/15/2061 (d)	735,000	547,671
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	644,000	620,087
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	2,606,000	2,362,994
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,738,726	1,663,791
BANK Series 2020-BN25 Class C, 3.3496% 1/15/2063 (b)	1,375,000	1,188,136
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (d)	430,000	309,107
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	1,473,000	1,251,224
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	639,000	544,642
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (d)	441,000	315,434
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (b)	3,731,000	1,868,828
BANK Series 2021-BN32 Class A5, 2.643% 4/15/2054	630,000	555,082
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	1,238,000	1,087,075
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	1,016,000	865,206
BANK Series 2021-BN33 Class XA, 1.0458% 5/15/2064 (b)(h)	10,192,541	453,024
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	1,860,000	1,588,396
BANK Series 2021-BN38 Class C, 3.2178% 12/15/2064 (b)	260,000	211,061
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,626,000	1,439,160
BANK Series 2022-BNK40 Class A4, 3.3929% 3/15/2064 (b)	522,000	472,283
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (b)	1,746,000	1,681,447
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (d)	943,000	696,669
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (d)	738,000	512,270
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (d)	1,759,000	1,322,106
BANK Series 2022-BNK44 Class AS, 5.7442% 11/15/2055 (b)	1,097,000	1,137,080
BANK Series 2022-BNK44 Class C, 5.7442% 11/15/2055 (b)	2,063,000	2,071,946
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	4,700,000	4,761,043
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (b)	1,465,000	1,513,769
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	2,191,000	2,301,076
BANK Series 2023-BNK46 Class B, 6.7739% 8/15/2056 (b)	1,491,000	1,617,760
BANK5 Series 2024-5YR12 Class C, 6.3029% 12/15/2057 (b)	1,461,000	1,501,335
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.6089% 8/14/2036 (b)(d)	868,000	780,141
BBCMS Mortgage Trust Series 2016-ETC Class E, 3.6089% 8/14/2036 (b)(d)	637,000	558,552
BBCMS Mortgage Trust Series 2019-C3 Class C, 4.178% 5/15/2052	477,000	413,297
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (d)	333,000	267,626
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	851,000	729,879
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5934% 4/15/2053 (b)	817,000	677,488
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (d)	1,476,000	941,254
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	501,000	437,124
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (b)	2,455,000	2,164,590
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	2,126,000	1,945,362
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	3,210,000	3,147,970
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	791,000	732,387
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055	2,520,000	2,453,762
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055	1,050,000	990,798
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (d)	3,429,000	2,503,603
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	2,816,000	2,961,463
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.151% 12/15/2055 (b)	1,323,000	1,389,157
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	1,796,000	1,853,863
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	1,566,000	1,631,427
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2965% 9/15/2056 (b)	1,105,000	1,183,397
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.2965% 9/15/2056 (b)	1,661,000	1,719,459
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.1269% 11/15/2056 (b)	1,757,000	1,854,891
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	790,000	808,884
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	520,000	527,004
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	1,264,000	1,290,481
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	948,000	959,472
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.8473% 3/15/2058 (b)(d)	1,385,000	1,372,104
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (b)	1,183,000	1,226,778
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (d)	713,000	609,757
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	2,953,000	2,890,639
Benchmark Mortgage Trust Series 2018-B6 Class D, 3.0883% 10/10/2051 (b)(d)	1,089,000	841,851
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	2,200,000	2,155,896
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (b)(d)	614,000	472,527
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	840,000	743,082
Benchmark Mortgage Trust Series 2019-B13 Class D, 2.5% 8/15/2057 (d)(e)	1,197,000	640,243
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.2943% 12/15/2062 (b)(d)	719,000	17,658
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.2943% 12/15/2062 (b)(d)	485,000	5,745
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7554% 12/15/2062 (b)(h)	30,537,552	689,410
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.3885% 7/15/2053 (b)(d)	1,995,000	1,909,888
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (d)(e)	1,365,000	776,961
Benchmark Mortgage Trust Series 2020-B20 Class E, 2% 10/15/2053 (d)	1,029,000	611,738
Benchmark Mortgage Trust Series 2020-B21 Class A5, 1.9775% 12/17/2053	1,502,000	1,278,248
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	592,000	502,714
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (d)(e)	798,000	538,607
Benchmark Mortgage Trust Series 2020-B22 Class A5, 1.973% 1/15/2054	1,043,000	885,939
Benchmark Mortgage Trust Series 2020-IG2 Class C, 3.2931% 9/15/2048 (b)(d)	546,000	292,325
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.2931% 9/15/2048 (b)(d)(e)	2,679,000	1,105,136
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (b)(d)	1,400,000	1,098,235
Benchmark Mortgage Trust Series 2021-B25 Class 300D, 2.9942% 4/15/2054 (b)(d)(e)	1,520,000	775,322
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 2.9942% 4/15/2054 (b)(d)(e)	504,000	195,049
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	3,032,000	2,603,848
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	1,900,000	1,645,664
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	942,000	859,160
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (d)	1,701,000	1,134,366
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	1,094,000	1,054,710
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	1,092,000	1,066,390
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (d)	1,259,000	874,922
Benchmark Mortgage Trust Series 2022-B37 Class A5, 5.7502% 11/15/2055 (b)	1,270,000	1,341,086
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.7502% 11/15/2055 (b)	767,000	779,596
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.7502% 11/15/2055 (b)	1,456,000	1,340,444
Benchmark Mortgage Trust Series 2023-B38 Class A4, 5.5246% 4/15/2056	1,084,000	1,123,941
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.2445% 4/15/2056 (b)	1,058,000	1,122,388
Benchmark Mortgage Trust Series 2023-B38 Class C, 6.2445% 4/15/2056 (b)	1,415,000	1,478,814
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	2,406,000	2,533,618
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.5736% 7/15/2056 (b)	1,638,000	1,691,557
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.9514% 11/15/2041 (b)(c)(d)	2,385,000	2,392,452
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.0008% 8/15/2026 (b)(c)(d)	1,878,096	1,892,211
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)	12,003,615	12,007,366
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (b)(d)	798,000	615,349
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (b)(d)(e)	966,000	721,941
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	2,917,000	2,644,617
BMO Mortgage Trust Series 2022-C3 Class D, 2.5% 9/15/2054 (d)	639,000	403,670
BMO Mortgage Trust Series 2023-C4 Class B, 5.3957% 2/15/2056 (b)	835,000	847,798
BMO Mortgage Trust Series 2023-C4 Class C, 5.8628% 2/15/2056 (b)	2,333,000	2,396,495
BMO Mortgage Trust Series 2023-C4 Class D, 5.8628% 2/15/2056 (b)(d)	520,000	479,449
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	1,355,000	1,425,617
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	1,107,000	1,179,872
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (b)	2,200,000	2,381,727
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (b)	1,000,000	1,015,728
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6838% 6/15/2041 (b)(c)(d)	17,666,000	17,677,041
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9534% 6/15/2041 (b)(c)(d)	8,722,000	8,722,000
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.1531% 6/15/2041 (b)(c)(d)	6,167,000	6,167,000
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (b)(d)	1,704,000	1,745,118
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (b)(d)	2,332,000	2,425,576
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2099% 4/15/2037 (b)(c)(d)	45,757,000	45,814,146
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7589% 4/15/2037 (b)(c)(d)	17,226,000	17,247,533
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (b)(d)	1,264,000	1,290,798
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (b)(d)	738,000	682,522
Braemar Hotels & Resorts Trust Series 2018-PRME Class E, CME Term SOFR 1 month Index + 2.572%, 6.884% 6/15/2035 (b)(c)(d)	294,000	291,819
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (b)(d)	5,861,000	5,287,996
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (b)(d)	5,065,000	4,515,332
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.9998% 5/15/2034 (b)(c)(d)	6,108,582	6,131,483
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7035% 3/15/2041 (b)(c)(d)	61,137,116	61,213,537
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 8.0002% 3/15/2041 (b)(c)(d)	5,315,331	5,298,698
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)	10,114,868	10,051,650
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6583% 4/15/2034 (b)(c)(d)	11,328,000	11,243,040
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9583% 4/15/2034 (b)(c)(d)	7,490,000	7,429,144
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2583% 4/15/2034 (b)(c)(d)	7,862,000	7,793,208
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.9583% 4/15/2034 (b)(c)(d)	1,533,000	1,479,033
BX Commercial Mortgage Trust Series 2021-MC Class G, CME Term SOFR 1 month Index + 3.2013%, 7.5133% 4/15/2034 (b)(c)(d)	709,000	625,236
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	37,565,000	37,371,222
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3253% 10/15/2036 (b)(c)(d)	4,838,000	4,810,786
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5251% 10/15/2036 (b)(c)(d)	6,475,000	6,430,484
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7248% 10/15/2036 (b)(c)(d)	6,286,000	6,238,855
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.374% 10/15/2036 (b)(c)(d)	21,856,000	21,787,700
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.3726% 10/15/2036 (b)(c)(d)	1,428,000	1,409,738
BX Commercial Mortgage Trust Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2265% 6/15/2038 (b)(c)(d)	3,466,621	3,435,481
BX Commercial Mortgage Trust Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 8.1765% 6/15/2038 (b)(c)(d)	2,618,816	2,592,220
BX Commercial Mortgage Trust Series 2021-VINO Class F, CME Term SOFR 1 month Index + 2.9168%, 7.2288% 5/15/2038 (b)(c)(d)	1,400,000	1,398,687
BX Commercial Mortgage Trust Series 2021-VINO Class G, CME Term SOFR 1 month Index + 4.0668%, 8.3788% 5/15/2038 (b)(c)(d)	2,471,700	2,466,888
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8029% 4/15/2037 (b)(c)(d)	18,025,253	18,030,885
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	26,185,593	26,136,495
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6242% 2/15/2039 (b)(c)(d)	10,531,500	10,511,791
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8736% 2/15/2039 (b)(c)(d)	8,991,500	8,986,899
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.2727% 2/15/2039 (b)(c)(d)	8,991,500	8,969,021
BX Commercial Mortgage Trust Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.4177% 2/15/2039 (b)(c)(d)	3,502,800	3,496,286
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0733% 12/9/2040 (b)(c)(d)	13,154,514	13,183,289
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5027% 12/9/2040 (b)(c)(d)	2,908,428	2,916,608
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.952% 12/9/2040 (b)(c)(d)	1,575,219	1,580,142
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.9007% 12/9/2040 (b)(c)(d)	1,967,592	1,971,279
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.8514% 11/15/2041 (b)(c)(d)	1,801,000	1,787,584
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	8,962,000	8,959,199
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (b)(d)	32,729,067	32,790,435
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.0002% 5/15/2041 (b)(c)(d)	2,767,914	2,763,823
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 8.0502% 2/15/2039 (b)(c)(d)	1,869,195	1,873,930
BX Commercial Mortgage Trust Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (b)(d)	2,095,000	2,120,309
BX Commercial Mortgage Trust Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (b)(d)	513,000	523,057
BX Commercial Mortgage Trust Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (b)(d)	1,935,000	1,958,881
BX Commercial Mortgage Trust Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (b)(d)	6,680,000	7,193,202
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.9003% 3/15/2034 (b)(c)(d)	1,930,000	1,940,301
BX Trust 2019-OC11 Series 2019-OC11 Class A, 3.202% 12/9/2041 (d)	3,131,000	2,904,553
BX Trust 2019-OC11 Series 2019-OC11 Class D, 3.944% 12/9/2041 (b)(d)	168,000	155,326
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(d)	10,841,000	9,939,119
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2497% 7/15/2029 (b)(c)(d)	6,050,000	5,974,375
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.7215% 11/15/2038 (b)(c)(d)	1,388,768	1,376,122
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)	5,800,000	5,792,750
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 6.8265% 2/15/2036 (b)(c)(d)	947,000	929,113
BX Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.5145%, 6.8265% 2/15/2036 (b)(c)(d)	270,457	265,348
BX Trust Series 2021-LBA Class GJV, CME Term SOFR 1 month Index + 3.1145%, 7.4265% 2/15/2036 (b)(c)(d)	2,779,000	2,681,024
BX Trust Series 2021-LBA Class GV, CME Term SOFR 1 month Index + 3.1145%, 7.4265% 2/15/2036 (b)(c)(d)	1,144,302	1,103,958
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.4265% 1/15/2034 (b)(c)(d)	2,640,400	2,616,819
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.3265% 1/15/2034 (b)(c)(d)	142,800	140,859
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	14,324,142	14,288,332
BX Trust Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8263% 9/15/2036 (b)(c)(d)	4,693,000	4,657,803
BX Trust Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.2763% 9/15/2036 (b)(c)(d)	6,499,000	6,466,758
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2519% 4/15/2037 (b)(c)(d)	11,697,700	11,701,356
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6019% 4/15/2037 (b)(c)(d)	2,324,000	2,324,726
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1509% 4/15/2037 (b)(c)(d)	1,945,300	1,945,908
BX Trust Series 2022-IND Class F, CME Term SOFR 1 month Index + 4.786%, 9.0979% 4/15/2037 (b)(c)(d)	2,916,200	2,934,853
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.0119% 1/15/2039 (b)(c)(d)	2,075,000	2,069,813
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.6619% 1/15/2039 (b)(c)(d)	2,072,000	2,066,515
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.5119% 1/15/2039 (b)(c)(d)	651,000	649,276
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6109% 1/15/2039 (b)(c)(d)	783,000	774,955
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	38,342,881	38,390,809
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0034% 4/15/2041 (b)(c)(d)	6,111,396	6,113,306
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.253% 4/15/2041 (b)(c)(d)	5,073,388	5,074,974
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.0005% 4/15/2041 (b)(c)(d)	4,359,124	4,338,351
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.252% 11/15/2041 (b)(c)(d)	981,844	982,151
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.2506% 11/15/2041 (b)(c)(d)	4,711,913	4,714,696
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(c)(d)	28,132,869	28,176,826
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1034% 2/15/2039 (b)(c)(d)	3,541,030	3,545,457
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.4999% 2/15/2039 (b)(c)(d)	3,393,285	3,383,436
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0031% 3/15/2041 (b)(c)(d)	10,444,751	10,451,279
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2527% 3/15/2041 (b)(c)(d)	13,866,382	13,875,048
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)	22,459,000	22,416,798
BX Trust Series 2025-DIME Class E, 7.3103% 2/15/2035 (d)	2,846,000	2,835,093
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	67,106,000	67,022,138
BX Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.717% 3/15/2030 (b)(c)(d)	9,826,000	9,813,718
BX Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.8668% 3/15/2030 (b)(c)(d)	13,843,000	13,825,696
BX Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.2648% 3/15/2030 (b)(c)(d)	4,768,000	4,763,231
BX Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.5131% 3/15/2042 (b)(c)(d)	1,150,000	1,147,124
BX Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 8.262% 3/15/2042 (b)(c)(d)	3,043,000	3,031,589
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (b)(d)	336,000	244,700
BXSC Commercial Mortgage Trust Series 2022-WSS Class F, 9.641% 3/15/2035 (b)(d)	2,721,000	2,736,462
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/2039 (b)(d)	1,743,000	1,103,935
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.679% 12/15/2037 (b)(c)(d)	1,538,000	1,538,000
CAMB Commercial Mortgage Trust Series 2019-LIFE Class E, CME Term SOFR 1 month Index + 2.447%, 6.759% 12/15/2037 (b)(c)(d)(e)	4,468,000	4,468,000
CAMB Commercial Mortgage Trust Series 2019-LIFE Class G, CME Term SOFR 1 month Index + 3.547%, 7.859% 12/15/2037 (b)(c)(d)	3,325,000	3,322,177
CD Mortgage Trust Series 2017-CD3 Class C, 4.5316% 2/10/2050 (b)	1,482,000	607,888
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (d)(e)	1,340,000	290,539
CEDR Commercial Mortgage Trust Series 2022-SNAI Class F, CME Term SOFR 1 month Index + 3.6135%, 7.9254% 2/15/2039 (b)(c)(d)	3,948,000	3,493,980
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	36,435,022	34,759,103
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	4,691,805	4,584,077
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	3,193,235	3,077,078
CGMS Commercial Mortgage Trust Series 2017-B1 Class A4, 3.458% 8/15/2050	1,400,000	1,353,050
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 0.9242% 4/10/2048 (b)(h)	13,111,825	1,018
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.848% 9/10/2058 (b)(h)	45,422,863	83,682
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	3,539,305	3,471,199
Citigroup Commercial Mortgage Trust Series 2016-P4 Class D, 3.9442% 7/10/2049 (b)(d)	1,707,000	1,298,132
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5491% 12/10/2049 (b)(h)	36,093,601	267,407
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class D, 3% 8/10/2056 (d)	378,000	286,687
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (b)(d)	496,000	435,151
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (b)(d)	2,374,000	2,056,904
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (d)	1,806,000	1,218,020
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (b)(d)	1,225,000	1,253,883
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.3597% 7/10/2028 (b)(d)	1,195,000	1,210,606
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 10/12/2040 (b)(d)	2,143,000	2,137,989
COMM Mortgage Trust Series 2012-CR1 Class D, 5.1034% 5/15/2045 (b)(d)	1,216,872	1,089,811
COMM Mortgage Trust Series 2012-LC4 Class C, 5.3749% 12/10/2044 (b)	166,000	148,195
COMM Mortgage Trust Series 2013-LC6 Class D, 3.7356% 1/10/2046 (b)(d)	181,971	171,618
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (d)	959,000	855,297
COMM Mortgage Trust Series 2014-CR15 Class D, 3.9701% 2/10/2047 (b)(d)	298,000	274,053
COMM Mortgage Trust Series 2014-CR17 Class E, 4.8712% 5/10/2047 (b)(d)	255,000	192,579
COMM Mortgage Trust Series 2014-CR20 Class C, 4.7359% 11/10/2047 (b)	516,910	496,880
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.9113% 3/10/2047 (b)(d)	577,621	431,772
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (b)	2,526,000	2,428,712
COMM Mortgage Trust Series 2015-DC1 Class C, 4.29% 2/10/2048 (b)	2,803,000	2,524,417
COMM Mortgage Trust Series 2015-LC19 Class B, 3.829% 2/10/2048	177,000	173,582
COMM Mortgage Trust Series 2015-LC19 Class C, 4.1219% 2/10/2048 (b)(e)	2,097,600	2,021,947
COMM Mortgage Trust Series 2015-LC19 Class D, 2.867% 2/10/2048 (d)	2,184,000	1,999,298
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (b)	1,316,000	1,205,184
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (d)	312,000	260,950
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5873% 9/10/2050 (b)	1,148,000	1,081,422
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (d)	368,000	318,792
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.658% 9/15/2033 (b)(c)(d)	468,000	34,941
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.6643% 9/15/2033 (b)(c)(d)	544,000	10,913
Commercial Mortgage Trust Series 2016-CD2 Class C, 3.9869% 11/10/2049 (b)	619,000	360,077
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7369% 11/10/2049 (b)	546,000	132,063
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	6,748,000	6,625,441
Computershare Corporate Trust Series 2020-C58 Class A4, 2.092% 7/15/2053	2,055,000	1,767,733
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2003% 8/15/2041 (b)(c)(d)	2,124,000	2,121,330
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (b)(d)	1,687,000	1,356,738
CPT Mortgage Trust Series 2019-CPT Class F, 2.9968% 11/13/2039 (b)(d)	1,196,000	888,992
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.7432% 6/15/2034 (c)(d)(e)	1,135,200	447,053
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 7.8857% 5/9/2025 (b)(c)(d)	1,351,203	1,315,751
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2593% 6/15/2050 (b)	2,305,000	2,005,445
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class C, 4.8168% 4/15/2051 (b)	495,000	462,832
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	3,580,000	3,465,666
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (b)	1,113,000	1,028,092
CSAIL Commercial Mortgage Trust Series 2019-C18 Class AS, 3.3214% 12/15/2052	849,706	770,627
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (b)(d)	4,421,000	3,807,924
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	2,979,638	2,915,679
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6378% 10/15/2051 (b)	355,000	306,426
DBGS Mortgage Trust Series 2019-1735 Class F, 4.1946% 4/10/2037 (b)(d)	1,188,000	747,877
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	639,000	545,241
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/2053 (d)	377,000	269,115
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3852% 8/10/2044 (b)(d)	671,757	643,208
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.1405% 9/12/2040 (b)(d)	2,017,000	2,052,318
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/2045 (b)(d)	449,000	342,636
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4767% 8/10/2049 (b)	382,000	332,823
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.3119% 3/15/2034 (b)(c)(d)	2,848,000	2,861,965
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	5,523,000	5,655,447
DTP Coml Mtg Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (b)(d)	621,000	630,375
DTP Coml Mtg Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (b)(d)	5,078,000	5,055,383
DTP Coml Mtg Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (b)(d)	810,000	767,053
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	57,379,211	57,181,970
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.0935% 11/15/2038 (b)(c)(d)	5,045,128	5,032,515
ELP Commercial Mortgage Trust Series 2021-ELP Class G, CME Term SOFR 1 month Index + 3.2305%, 7.5425% 11/15/2038 (b)(c)(d)	1,967,710	1,962,790
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0414% 11/15/2038 (b)(c)(d)	4,948,240	4,890,875
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	1,911,000	1,936,784
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (b)(d)	1,614,000	1,633,127
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (b)(d)	341,000	345,897
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)	14,874,719	14,874,719
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8065% 7/15/2038 (b)(c)(d)	17,659,662	17,670,613
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1265% 7/15/2038 (b)(c)(d)	5,299,200	5,302,512
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6765% 7/15/2038 (b)(c)(d)	10,705,980	10,719,351
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1265% 7/15/2038 (b)(c)(d)	6,126,007	6,141,309
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.9619% 12/15/2039 (b)(c)(d)	2,997,000	3,021,347
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	2,103,191	2,090,374
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	8,700,000	8,538,341
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	2,884,880	2,836,510
FS Commercial Mortgage Trust Series 2023-4SZN Class C, 8.1209% 11/10/2039 (b)(d)	2,396,000	2,486,763
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.0801% 11/10/2039 (b)(d)	555,000	581,478
GS Mortgage Securities Trust Series 2010-C1 Class B, 5.148% 8/10/2043 (d)	10,237	10,225
GS Mortgage Securities Trust Series 2010-C1 Class X, 0.4297% 8/10/2043 (b)(d)(h)	380,363	343
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.1251% 8/10/2044 (b)(d)	908,923	785,982
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.1251% 8/10/2044 (b)(d)	623,936	443,714
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.1251% 8/10/2044 (b)(d)(e)	773,957	170,882
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (d)(e)	1,339,218	4,018
GS Mortgage Securities Trust Series 2012-GCJ9 Class D, 4.6749% 11/10/2045 (b)(d)	1,525,991	1,388,737
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.6749% 11/10/2045 (b)(d)	896,000	736,240
GS Mortgage Securities Trust Series 2015-GC34 Class A3, 3.244% 10/10/2048	1,157,715	1,150,423
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.2063% 10/10/2048 (b)(h)	14,865,871	41,074
GS Mortgage Securities Trust Series 2016-GS2 Class D, 2.753% 5/10/2049 (d)	703,000	642,431
GS Mortgage Securities Trust Series 2016-GS4 Class C, 3.9492% 11/10/2049 (b)	464,000	403,314
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (b)	1,155,000	710,325
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	1,755,354	1,693,552
GS Mortgage Securities Trust Series 2018-GS9 Class D, 3% 3/10/2051 (d)	835,000	667,028
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (d)	1,000,000	804,739
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (d)	1,176,000	867,269
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.6976% 9/10/2052 (b)	3,532,000	3,002,322
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (d)	408,000	299,182
GS Mortgage Securities Trust Series 2020-GC45 Class D, 2.85% 2/13/2053 (d)(e)	952,000	727,971
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (b)(d)	735,000	590,719
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.4525% 5/12/2053 (b)(d)	336,000	251,766
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	18,953,000	18,834,711
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5765% 10/15/2036 (b)(c)(d)	2,930,000	2,907,640
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9765% 10/15/2036 (b)(c)(d)	2,414,000	2,401,291
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (b)(d)	4,514,000	4,568,363
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (b)(d)	989,000	992,620
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (b)(d)	5,051,000	4,898,487
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (b)(d)	5,070,000	4,893,753
Home Partners of America Trust Series 2019-1 Class E, 3.604% 9/17/2039 (d)	543,435	512,878
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (d)	88,413	82,502
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.4431% 7/10/2039 (b)(d)	861,000	780,667
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (d)	1,866,000	1,751,330
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 6.8006% 8/15/2039 (b)(c)(d)	27,660,000	27,736,588
Intown Mortgage Trust Series 2022-STAY Class E, CME Term SOFR 1 month Index + 5.0314%, 9.3434% 8/15/2039 (b)(c)(d)	1,087,000	1,086,321
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class A5, 3.9342% 9/15/2047	97,011	95,789
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (d)	194,000	188,567
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.7096% 1/15/2048 (b)(d)	3,811,000	3,258,405
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA, 0.3977% 7/15/2048 (b)(h)	33,588,152	9,048
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.7009% 11/15/2048 (b)(e)	1,942,000	814,201
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3793% 12/15/2049 (b)(d)	1,251,000	887,518
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	3,040,167	2,972,827
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	377,194	371,413
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class C, 3.0384% 12/15/2049 (b)	603,000	500,145
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0384% 12/15/2049 (b)(d)	1,242,000	909,607
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2563% 6/15/2051 (b)(d)	406,000	306,800
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (d)	567,000	263,500
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,000,000	820,975
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (d)(e)	714,000	370,348
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.5373% 2/15/2046 (b)(d)(e)	1,156,000	601,132
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class G, 4.409% 2/15/2046 (b)(d)	368,000	36,024
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class H, 4.409% 2/15/2046 (b)(d)(e)	828,000	54,202
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class J, 4.409% 2/15/2046 (b)(d)(e)	106,000	321
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6896% 6/15/2045 (b)(d)	1,301,753	1,171,062
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (d)(e)	1,124,000	925,729
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (d)(e)	1,233,000	682,043
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class C, 3.9582% 4/15/2046 (b)	1,025,000	615,010
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.4168% 4/15/2046 (b)(e)	1,638,000	409,516
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (b)(d)	1,851,000	30,727
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.8046% 6/10/2027 (b)(d)(e)	945,000	2,376
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (b)(d)(e)	1,519,000	3,741
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (b)(d)	743,000	111,449
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	8,593,000	8,163,351
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	2,322,000	1,758,915
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	4,241,000	2,724,843
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(d)(h)	35,039,000	521,464
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (d)	1,569,000	1,463,414
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.7828% 6/5/2039 (b)(d)	876,000	784,138
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (b)(d)	1,690,000	1,445,814
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (d)(e)	723,000	281,536
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (d)(e)	1,145,000	274,457
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.6882% 1/16/2037 (b)(d)	441,000	63,901
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (b)(d)	3,083,000	3,017,102
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 6.1845% 8/15/2038 (b)(c)(d)	512,789	506,058
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.7345% 8/15/2038 (b)(c)(d)	2,729,584	2,698,877
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.3845% 8/15/2038 (b)(c)(d)	1,968,832	1,937,978
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 7.3174% 3/15/2042 (b)(c)(d)	2,226,000	2,226,000
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8% 6/15/2039 (b)(c)(d)	860,000	859,463
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.7489% 6/15/2039 (b)(c)(d)	1,570,000	1,570,178
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (d)	2,924,026	2,823,581
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6071% 5/15/2039 (b)(c)(d)	41,422,000	40,593,560
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1058% 5/15/2039 (b)(c)(d)	24,765,000	23,464,838
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.405% 5/15/2039 (b)(c)(d)	13,877,000	13,113,765
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8538% 5/15/2039 (b)(c)(d)	12,332,000	11,539,118
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.3065% 3/15/2038 (b)(c)(d)	1,244,260	1,241,149
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5265% 3/15/2038 (b)(c)(d)	2,956,800	2,942,016
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8265% 3/15/2038 (b)(c)(d)	4,112,500	4,086,797
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1765% 3/15/2038 (b)(c)(d)	3,593,100	3,557,169
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (b)(d)	1,563,000	1,605,029
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/2040 (b)(d)	819,000	488,525
Mft Trust Series 2020-B6 Class C, 3.2828% 8/10/2040 (b)(d)	707,000	457,631
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0274% 4/15/2038 (b)(c)(d)	1,937,600	1,935,784
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6274% 4/15/2038 (b)(c)(d)	3,853,600	3,776,528
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8265% 5/15/2038 (b)(c)(d)	724,800	719,364
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 7/15/2038 (b)(c)(d)	3,100,000	3,094,188
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.6265% 7/15/2038 (b)(c)(d)	3,028,000	3,020,430
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.1765% 7/15/2038 (b)(c)(d)	1,752,000	1,747,620
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.3765% 7/15/2038 (b)(c)(d)	1,281,000	1,274,389
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.5711% 1/15/2027 (b)(c)(d)	346,413	345,114
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.2694% 1/15/2027 (b)(c)(d)	1,033,770	1,024,462
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (d)	867,000	890,582
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class D, 4.4894% 11/15/2045 (b)(d)(e)	1,469,000	1,177,493
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.4894% 11/15/2045 (b)(d)	693,000	93,714
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013 Class C, 4.1634% 2/15/2046 (b)(e)	39,382	37,565
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.7066% 10/15/2046 (b)(d)	1,299,000	1,174,712
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.7167% 5/15/2046 (b)	920,000	822,984
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.8047% 5/15/2046 (b)(d)	2,660,000	2,330,308
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class E, 3.8047% 5/15/2046 (b)(d)	722,000	618,646
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 0.9824% 10/15/2048 (b)(h)	19,223,684	41,959
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class C, 4.0356% 9/15/2049 (b)	266,000	231,551
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class C, 4.2547% 11/15/2049 (b)	603,000	521,469
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class C, 4.2661% 12/15/2049 (b)	415,000	379,767
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (d)	947,000	821,869
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (b)(d)	704,828	696,370
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.2113% 6/15/2044 (b)(d)	748,000	450,072
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.476% 6/15/2044 (b)(d)(h)	2,427,167	8,830
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.9419% 7/15/2049 (b)(d)	346,574	340,506
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.9419% 7/15/2049 (b)(d)	332,000	311,538
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9419% 7/15/2049 (b)(d)	1,123,200	1,000,113
Morgan Stanley Capital I Trust Series 2012-C4 Class D, 5.3359% 3/15/2045 (b)(d)	166,237	164,073
Morgan Stanley Capital I Trust Series 2014-150E Class C, 4.295% 9/9/2032 (b)(d)	418,000	283,404
Morgan Stanley Capital I Trust Series 2014-150E Class F, 4.295% 9/9/2032 (b)(d)(e)	734,000	276,424
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.0163% 5/15/2048 (b)	467,000	444,995
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0163% 5/15/2048 (b)	1,173,000	1,056,018
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.0163% 5/15/2048 (b)(d)	1,371,000	1,042,332
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 3.8772% 11/15/2049 (b)	603,000	497,280
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (d)	1,456,000	866,264
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	1,125,000	1,080,840
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,985,000	1,792,604
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (d)	3,406,000	2,654,025
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	2,054,000	1,806,245
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	7,706,000	7,566,561
Morgan Stanley Capital I Trust Series 2018-MP Class E, 4.276% 7/11/2040 (b)(d)	1,711,000	1,145,658
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.4276% 4/5/2042 (b)(d)	462,000	347,543
Morgan Stanley Capital I Trust Series 2020-HR8 Class D, 2.5% 7/15/2053 (d)	756,000	554,915
Morgan Stanley Capital I Trust Series 2020-L4 Class C, 3.536% 2/15/2053	205,000	179,168
Morgan Stanley Capital I Trust Series 2021-L5 Class A4, 2.728% 5/15/2054	3,345,000	2,941,396
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1734% 6/15/2054 (b)(h)	25,785,641	1,196,985
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (d)	1,468,224	1,536,915
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 0.866% 5/5/2029 (b)(d)(h)	65,748,585	2,160,413
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	1,713,000	1,595,025
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 3.9477% 9/24/2057 (b)(d)	1,849,000	1,724,249
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (b)(d)	311,000	262,573
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	1,625,000	1,707,056
MSWF Commercial Mortgage Trust Series 2023-1 Class C, 6.6828% 5/15/2056 (b)	1,083,000	1,154,677
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8761% 12/15/2056 (b)	1,126,000	1,241,285
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0181% 12/15/2056 (b)	878,000	964,192
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (d)	369,000	304,046
Natixis Commercial Mortgage Securities Trust Series 2018-285M Class F, 3.7904% 11/15/2032 (b)(d)	307,000	230,730
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.1346% 5/15/2039 (b)(d)	1,321,000	1,177,638
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.1346% 5/15/2039 (b)(d)	1,374,000	1,163,183
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ2, 3.5% 1/15/2037 (b)(d)	735,000	487,312
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ3, 3.5% 1/15/2037 (b)(d)	336,000	188,399
Nxpt Coml Mtg Tr Series 2024-STOR Class E, 6.7033% 11/5/2041 (b)(d)	7,107,000	7,225,754
NYT Mortgage Trust Series 2019-NYT Class F, CME Term SOFR 1 month Index + 3.297%, 7.609% 12/15/2035 (b)(c)(d)	1,385,000	1,201,116
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	6,886,305	6,916,441
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1499% 11/15/2040 (b)(c)(d)	7,805,600	7,839,759
OPEN Trust Series 2023-AIR Class C, CME Term SOFR 1 month Index + 5.2359%, 9.5478% 11/15/2040 (b)(c)(d)	1,050,400	1,054,996
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 10.9956% 11/15/2040 (b)(c)(d)	3,298,400	3,310,771
OPEN Trust Series 2023-AIR Class E, CME Term SOFR 1 month Index + 9.4295%, 13.7414% 11/15/2040 (b)(c)(d)	1,400,800	1,406,053
OPG Trust Series 2021-PORT Class J, CME Term SOFR 1 month Index + 3.4605%, 7.7725% 10/15/2036 (b)(c)(d)	638,300	636,698
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.7765% 7/15/2038 (b)(c)(d)	986,000	604,873
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 10.4265% 7/15/2038 (b)(c)(d)(e)	280,000	145,849
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (d)	6,499,000	5,273,939
Prima Capital Ltd Series 2021-9A Class C, CME Term SOFR 1 month Index + 2.4645%, 6.7781% 12/15/2037 (b)(c)(d)	1,419,983	1,422,820
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (d)	589,863	605,315
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (d)	3,425,500	3,636,351
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5004% 11/15/2034 (b)(c)(d)	2,529,000	2,529,824
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.4989% 11/15/2034 (b)(c)(d)	2,107,000	2,107,545
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (b)(d)	2,364,000	1,919,568
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9119% 10/15/2041 (b)(c)(d)	2,058,000	2,070,220
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.7619% 10/15/2041 (b)(c)(d)	1,166,000	1,172,923
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 7.012% 1/15/2039 (b)(c)(d)	2,039,000	1,990,574
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.662% 1/15/2039 (b)(c)(d)	800,000	760,102
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/2038 (b)(d)(e)	1,113,000	681,372
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3119% 2/15/2039 (b)(c)(d)	7,618,000	7,475,163
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9619% 2/15/2039 (b)(c)(d)	3,962,000	3,877,807
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.003% 7/15/2036 (b)(c)(d)	4,046,798	4,029,093
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.6923% 10/15/2038 (b)(c)(d)	1,487,000	1,461,865
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	30,128,741	30,072,250
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5061% 11/15/2038 (b)(c)(d)	15,298,378	15,269,693
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7553% 11/15/2038 (b)(c)(d)	9,501,080	9,483,265
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0045% 11/15/2038 (b)(c)(d)	6,243,798	6,232,090
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.4001% 11/15/2038 (b)(c)(d)	5,121,276	5,123,595
SREIT Trust Series 2021-MFP2 Class G, CME Term SOFR 1 month Index + 3.082%, 7.394% 11/15/2036 (b)(c)(d)	1,090,000	1,068,302
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.342% 11/15/2036 (b)(c)(d)	3,205,000	3,156,923
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.0426% 10/15/2034 (b)(c)(d)	798,000	789,974
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 7.329% 11/15/2036 (b)(c)(d)	2,268,000	2,248,532
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.977% 11/15/2036 (b)(c)(d)	2,492,000	2,462,657
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.626% 11/15/2036 (b)(c)(d)	525,000	517,593
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/2041 (b)(d)	185,000	125,099
Swch Coml Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.5463% 3/15/2042 (b)(c)(d)	6,936,000	6,905,584
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	27,997,000	28,005,808
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9043% 12/15/2039 (b)(c)(d)	6,820,000	6,862,671
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3037% 12/15/2039 (b)(c)(d)	5,027,000	5,033,198
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/2040 (d)	2,499,000	2,565,585
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(d)	446,067	419,031
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(d)(e)	762,700	239,817
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9721% 12/15/2050 (b)(h)	40,764,720	948,546
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.6829% 2/15/2051 (b)	336,000	302,117
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	2,000,000	1,947,608
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.6765% 7/15/2039 (b)(c)(d)	1,019,000	971,553
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 8.3265% 7/15/2039 (b)(c)(d)	1,383,000	1,010,444
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.4265% 7/15/2039 (b)(c)(d)(e)	315,000	171,082
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	25,554,000	20,967,118
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	1,600,000	1,271,659
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(d)	35,000,000	705,341
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 0.9362% 11/15/2048 (b)(h)	18,945,258	42,370
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4 Class D, 3.6743% 12/15/2048 (b)	861,000	805,458
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049	446,000	311,949
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (d)	487,000	261,895
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA, 2.0341% 6/15/2049 (b)(h)	15,297,470	200,152
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class C, 4.329% 12/15/2059 (b)	575,000	538,730
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.4036% 11/15/2049 (b)	1,323,000	1,268,064
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class D, 3.059% 11/15/2049 (d)	1,337,000	1,177,309
Wells Fargo Commercial Mortgage Trust Series 2018-C43 Class C, 4.514% 3/15/2051	401,000	376,675
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (d)	2,676,000	2,084,142
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9035% 8/15/2051 (b)(h)	40,439,329	842,537
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (b)	2,887,000	2,751,104
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	2,138,681	2,066,487
Wells Fargo Commercial Mortgage Trust Series 2019-C53 Class B, 3.514% 10/15/2052	1,142,000	1,043,714
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	3,937,390	3,765,872
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (d)	1,034,000	805,602
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	2,113,000	1,817,356
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (d)	880,000	649,197
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	1,095,000	952,398
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6265% 5/15/2031 (b)(c)(d)	17,572,000	17,498,618
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.6145%, 7.0265% 2/15/2040 (b)(c)(d)	310,400	311,826
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class E, CME Term SOFR 1 month Index + 3.7645%, 8.1765% 2/15/2040 (b)(c)(d)	220,800	221,786
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (b)(d)	1,784,000	1,806,452
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3336% 11/15/2057 (b)	728,000	750,873
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1032% 10/15/2041 (b)(c)(d)	24,500,000	24,592,304
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3026% 8/15/2041 (b)(c)(d)	5,200,000	5,229,143
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.003% 8/15/2041 (b)(c)(d)	12,400,000	12,470,174
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (b)(d)(e)	439,833	175,713
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 4.9946% 6/15/2044 (b)(d)	343,384	322,784
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 4.9946% 6/15/2044 (b)(d)	335,432	304,425
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (b)(e)	372,000	122,806
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.0639% 3/15/2045 (b)(d)	801,251	672,163
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0639% 3/15/2045 (b)(d)	1,774,872	1,197,076
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.9669% 5/15/2045 (b)(d)	469,347	414,835
WF-RBS Commercial Mortgage Trust Series 2013-C16 Class D, 4.615% 9/15/2046 (b)(d)	115,264	107,198
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	1,461,000	1,372,100
WFCM Series 2022-C62 Class C, 4.3516% 4/15/2055 (b)	1,923,000	1,635,784
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (d)	1,365,000	919,691
Worldwide Plaza Trust Series 2017-WWP Class E, 3.5955% 11/10/2036 (b)(d)	348,000	36,722
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/2036 (b)(d)	1,960,000	158,871
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (b)(d)	528,000	492,315
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (b)(d)	1,378,000	1,272,679
TOTAL UNITED STATES		1,911,363,340
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,947,308,530)		1,911,363,340

Common Stocks - 0.1%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	16,300	1,061,456
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
New Cineworld Ltd (e)(p)	137,267	2,871,626
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (e)	10,854	184,518
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (e)(p)	65,301	792,102
Specialty Retail - 0.0%
Joann Inc (e)	945,558	9
TOTAL CONSUMER DISCRETIONARY		792,111

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	112,202	5,006,453
EP Energy Corp (e)(p)	6,556	8,719
Expand Energy Corp	91,908	9,087,863
Expand Energy Corp (q)	619	61,207
Exxon Mobil Corp	22,714	2,528,750
Mesquite Energy Inc (e)(p)	113,725	9,882,713
New Fortress Energy Inc (r)	155,112	1,551,120
		28,126,825
Financials - 0.0%
Financial Services - 0.0%
ACNR Holdings Inc (e)(p)	30,405	2,698,444
Carnelian Point Holdings LP warrants (e)(p)	1,766	5,156
Limetree Bay Cayman Ltd (e)(p)	809	41,041
		2,744,641
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (e)	196,812	2,460,150
Cano Health LLC warrants (e)(p)	10,520	43,553
		2,503,703
Industrials - 0.0%
Machinery - 0.0%
Tnt Crane & Rigging LLC (e)(p)	83,132	228,613
Tnt Crane & Rigging LLC warrants 10/31/2025 (e)(p)	3,648	0
		228,613
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (e)(p)	80,353	3,883,460
TOTAL UNITED STATES		38,463,871
TOTAL COMMON STOCKS (Cost $25,271,247)		42,396,953

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	8,432,384	10,493,048
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments Inc 1.25% 6/1/2030 (d)	2,340,000	2,178,540
ON Semiconductor Corp 0% 5/1/2027 (s)	2,122,000	2,371,547
Wolfspeed Inc 1.875% 12/1/2029	7,094,000	2,681,532
		7,231,619
Software - 0.0%
Core Scientific Inc 0% 6/15/2031 (d)(s)	3,901,000	3,657,188
TOTAL INFORMATION TECHNOLOGY		10,888,807

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	3,019,000	2,830,313
Redfin Corp 0.5% 4/1/2027	5,732,000	4,556,940
		7,387,253
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	1,897,000	1,971,641
Independent Power and Renewable Electricity Producers - 0.0%
XPLR Infrastructure LP 0% 11/15/2025 (d)(n)	741,000	703,209
XPLR Infrastructure LP 2.5% 6/15/2026 (d)	2,311,000	2,182,483
		2,885,692
TOTAL UTILITIES		4,857,333

TOTAL UNITED STATES		33,626,441
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $33,906,513)		33,626,441

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp 3 month U.S. LIBOR + 4.993%, 0% (b)(c)	66,700	1,706,186
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A, 1.95%	20,725	523,513
TOTAL UNITED STATES		2,229,699
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,956,362)		2,229,699

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (d)		2,170,000	2,062,108
Angola Republic 8.75% 4/14/2032 (d)		795,000	709,457
Angola Republic 9.375% 5/8/2048 (d)		1,610,000	1,326,238
Angola Republic 9.5% 11/12/2025 (d)		2,245,000	2,255,507
TOTAL ANGOLA			6,353,310
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (i)		19,281,404	14,050,889
Argentine Republic 1% 7/9/2029		1,754,099	1,340,131
Argentine Republic 3.5% 7/9/2041 (i)		3,950,000	2,322,600
Argentine Republic 4.125% 7/9/2035 (i)		13,968,323	8,807,028
Argentine Republic 5% 1/9/2038 (i)		6,812,281	4,562,185
Bonos Para La Reconstruccion De Una Argentina Libre 0% 6/30/2025 (s)		1,077,687	366,198
Provincia de Cordoba 6.875% 12/10/2025 (d)(i)		527,169	519,472
Provincia de Cordoba 6.99% 6/1/2027 (d)(i)		1,310,721	1,257,217
TOTAL ARGENTINA			33,225,720
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (d)		1,030,000	876,385
AUSTRALIA - 0.0%
Australian Commonwealth 1.25% 5/21/2032	AUD	2,500,000	1,275,174
Australian Commonwealth 1.75% 11/21/2032 (t)	AUD	15,250,000	7,962,137
TOTAL AUSTRALIA			9,237,311
BAHAMAS (NASSAU) - 0.0%
Bahamas Government International Bond 6% 11/21/2028 (d)		1,035,000	989,408
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (d)		790,000	731,177
Bahrain Kingdom 7.5% 2/12/2036 (d)		580,000	609,667
TOTAL BAHRAIN			1,340,844
BARBADOS - 0.0%
Barbados Government 6.5% 10/1/2029 (d)		1,880,000	1,820,084
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (d)		2,355,000	2,213,700
Republic of Benin 8.375% 1/23/2041 (d)		430,000	412,129
TOTAL BENIN			2,625,829
BERMUDA - 0.0%
Bermuda 2.375% 8/20/2030 (d)		385,000	333,186
Bermuda 3.375% 8/20/2050 (d)		630,000	429,030
Bermuda 3.717% 1/25/2027 (d)		2,220,000	2,169,356
Bermuda 4.75% 2/15/2029 (d)		965,000	951,693
Bermuda 5% 7/15/2032 (d)		490,000	480,047
TOTAL BERMUDA			4,363,312
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		2,310,000	2,113,650
Federative Republic of Brazil 6% 10/20/2033		1,900,000	1,841,575
Federative Republic of Brazil 7.125% 1/20/2037		2,250,000	2,390,625
Federative Republic of Brazil 7.125% 5/13/2054		1,435,000	1,387,430
Federative Republic of Brazil 8.25% 1/20/2034		2,809,000	3,140,462
TOTAL BRAZIL			10,873,742
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	1,600,000	1,019,477
Canadian Government 2.75% 6/1/2033	CAD	2,150,000	1,477,592
Canadian Government 3% 6/1/2034	CAD	700,000	488,490
TOTAL CANADA			2,985,559
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		4,855,000	4,245,115
Chilean Republic 2.75% 1/31/2027		790,000	760,375
Chilean Republic 3.1% 1/22/2061		3,325,000	2,044,875
Chilean Republic 3.5% 1/31/2034		520,000	458,328
Chilean Republic 4% 1/31/2052		455,000	351,419
Chilean Republic 4.34% 3/7/2042		915,000	790,876
Chilean Republic 5.33% 1/5/2054		1,440,000	1,368,000
TOTAL CHILE			10,018,988
COLOMBIA - 0.2%
Colombian Republic 3% 1/30/2030		2,720,000	2,315,726
Colombian Republic 3.125% 4/15/2031		1,455,000	1,184,734
Colombian Republic 3.25% 4/22/2032		1,245,000	977,263
Colombian Republic 4.125% 5/15/2051		600,000	352,800
Colombian Republic 5% 6/15/2045		5,260,000	3,660,960
Colombian Republic 5.2% 5/15/2049		1,660,000	1,149,849
Colombian Republic 6.125% 1/18/2041		105,000	87,502
Colombian Republic 7.375% 9/18/2037		630,000	611,415
Colombian Republic 7.5% 2/2/2034		630,000	631,134
Colombian Republic 8% 11/14/2035		8,500,000	8,691,250
Colombian Republic 8% 4/20/2033		1,040,000	1,082,255
Colombian Republic 8.75% 11/14/2053		11,670,000	12,029,436
TOTAL COLOMBIA			32,774,324
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (d)		785,000	708,070
Republic of Costa Rica 7.3% 11/13/2054 (d)		1,245,000	1,309,653
TOTAL COSTA RICA			2,017,723
COTE D'IVOIRE - 0.0%
Ivory Coast Government International Bond 6.125% 6/15/2033 (d)		2,490,000	2,238,659
Ivory Coast Government International Bond 6.375% 3/3/2028 (d)		3,770,000	3,754,431
Ivory Coast Government International Bond 8.25% 1/30/2037 (d)		1,505,000	1,461,731
TOTAL COTE D'IVOIRE			7,454,821
DOMINICAN REPUBLIC - 0.0%
Dominican Republic 4.5% 1/30/2030 (d)		1,355,000	1,263,961
Dominican Republic 4.875% 9/23/2032 (d)		5,535,000	5,050,688
Dominican Republic 5.95% 1/25/2027 (d)		1,881,000	1,892,173
Dominican Republic 6% 7/19/2028 (d)		1,011,000	1,017,511
Dominican Republic 6.5% 2/15/2048 (d)		635,000	615,352
Dominican Republic 6.6% 6/1/2036 (d)		816,000	819,672
Dominican Republic 6.85% 1/27/2045 (d)		1,143,000	1,149,572
Dominican Republic 7.05% 2/3/2031 (d)		1,295,000	1,347,137
Dominican Republic 7.15% 2/24/2055 (d)		1,395,000	1,442,514
Dominican Republic 7.45% 4/30/2044 (d)		794,000	848,373
TOTAL DOMINICAN REPUBLIC			15,446,953
ECUADOR - 0.0%
Republic of Ecuador 5.5% 7/31/2035 (d)(i)		3,915,000	2,107,640
Republic of Ecuador 6.9% 7/31/2030 (d)(i)		2,786,055	1,838,239
TOTAL ECUADOR			3,945,879
EGYPT - 0.0%
Arab Republic of Egypt 7.0529% 1/15/2032 (d)		45,000	39,050
Arab Republic of Egypt 7.5% 1/31/2027 (d)		2,427,000	2,399,696
Arab Republic of Egypt 7.5% 2/16/2061 (d)		3,225,000	2,271,529
Arab Republic of Egypt 7.6003% 3/1/2029 (d)		1,765,000	1,710,250
Arab Republic of Egypt 7.625% 5/29/2032 (d)		1,110,000	981,351
Arab Republic of Egypt 7.903% 2/21/2048 (d)		1,891,000	1,418,477
Arab Republic of Egypt 8.5% 1/31/2047 (d)		1,586,000	1,258,888
Arab Republic of Egypt 8.7002% 3/1/2049 (d)		1,420,000	1,140,317
TOTAL EGYPT			11,219,558
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (d)		1,055,000	21,100
El Salvador Republic 7.1246% 1/20/2050 (d)		1,000,000	850,630
El Salvador Republic 7.625% 2/1/2041 (d)		230,000	214,763
El Salvador Republic 7.65% 6/15/2035 (d)		855,000	821,655
El Salvador Republic 9.25% 4/17/2030 (d)		1,055,000	1,118,300
El Salvador Republic 9.65% 11/21/2054 (d)		640,000	679,680
TOTAL EL SALVADOR			3,706,128
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (d)		1,880,000	1,515,167
Gabonese Republic 7% 11/24/2031 (d)		1,245,000	1,002,614
TOTAL GABON			2,517,781
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (d)		1,580,000	1,504,456
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (t)	EUR	15,705,000	17,668,579
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (d)(s)		98,997	77,378
Ghana Republic 0% 7/3/2026 (d)(s)		87,000	81,164
Ghana Republic 5% 7/3/2029 (d)(i)		1,002,250	889,848
Ghana Republic 5% 7/3/2035 (d)(i)		1,136,500	837,294
TOTAL GHANA			1,885,684
GUATEMALA - 0.0%
Guatemala Government Bond 4.875% 2/13/2028 (d)		305,000	296,573
Guatemala Government Bond 4.9% 6/1/2030 (d)		890,000	852,175
Guatemala Government Bond 6.125% 6/1/2050 (d)		1,335,000	1,216,519
Guatemala Government Bond 6.6% 6/13/2036 (d)		835,000	843,350
TOTAL GUATEMALA			3,208,617
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (d)		880,000	716,100
Hungary Government 3.125% 9/21/2051 (d)		1,660,000	1,037,932
Hungary Government 5.25% 6/16/2029 (d)		1,305,000	1,301,738
Hungary Government 5.5% 6/16/2034 (d)		1,745,000	1,721,006
Hungary Government 6.125% 5/22/2028 (d)		610,000	625,848
Hungary Government 6.25% 9/22/2032 (d)		615,000	639,987
Hungary Government 6.75% 9/25/2052 (d)		430,000	460,100
TOTAL HUNGARY			6,502,711
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		1,380,000	881,944
Indonesia Government 3.5% 2/14/2050		1,165,000	853,829
Indonesia Government 3.85% 10/15/2030		855,000	811,181
Indonesia Government 4.1% 4/24/2028		1,955,000	1,923,231
Indonesia Government 4.2% 10/15/2050		44,910,000	37,222,307
Indonesia Government 4.35% 1/11/2048		1,225,000	1,047,375
Indonesia Government 5.125% 1/15/2045 (d)		4,090,000	3,931,144
Indonesia Government 5.25% 1/17/2042 (d)		660,000	649,968
Indonesia Government 5.95% 1/8/2046 (d)		985,000	1,035,481
Indonesia Government 6.75% 1/15/2044 (d)		690,000	789,188
Indonesia Government 7.75% 1/17/2038 (d)		2,648,000	3,227,250
Indonesia Government 8.5% 10/12/2035 (d)		4,030,000	5,045,056
TOTAL INDONESIA			57,417,954
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		2,760,000	1,861,874
Israel Government 5.75% 3/12/2054		955,000	899,252
TOTAL ISRAEL			2,761,126
JAMAICA - 0.0%
Jamaican Government 6.75% 4/28/2028		745,000	761,390
Jamaican Government 7.875% 7/28/2045		430,000	501,247
TOTAL JAMAICA			1,262,637
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	555,000,000	3,543,026
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (d)		640,000	571,001
Jordan Government 7.5% 1/13/2029 (d)		755,000	759,953
Jordan Government 7.75% 1/15/2028 (d)		825,000	840,469
TOTAL JORDAN			2,171,423
KENYA - 0.0%
Republic of Kenya Government Bond 6.3% 1/23/2034 (d)		605,000	490,239
Republic of Kenya Government Bond 7.25% 2/28/2028 (d)		640,000	626,400
Republic of Kenya Government Bond 9.75% 2/16/2031 (d)		1,485,000	1,501,706
Republic of Kenya Government International Bond 9.5% 3/5/2036 (d)		305,000	294,935
TOTAL KENYA			2,913,280
LEBANON - 0.0%
Lebanon Republic 5.8% (f)(t)		1,814,000	341,031
Lebanon Republic 6.375% (f)(t)		1,956,000	367,728
TOTAL LEBANON			708,759
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		1,235,000	1,038,018
United Mexican States 3.25% 4/16/2030		2,460,000	2,207,850
United Mexican States 3.5% 2/12/2034		2,315,000	1,899,689
United Mexican States 3.75% 1/11/2028		2,265,000	2,188,896
United Mexican States 3.75% 4/19/2071		3,325,000	1,918,858
United Mexican States 3.771% 5/24/2061		800,000	477,199
United Mexican States 4.5% 4/22/2029		905,000	877,289
United Mexican States 4.875% 5/19/2033		895,000	825,359
United Mexican States 5.75% 10/12/2110		1,615,000	1,286,348
United Mexican States 6% 5/7/2036		2,400,000	2,329,200
United Mexican States 6.05% 1/11/2040		1,810,000	1,718,324
United Mexican States 6.338% 5/4/2053		1,260,000	1,165,500
United Mexican States 6.35% 2/9/2035		1,240,000	1,247,440
United Mexican States 6.875% 5/13/2037		910,000	935,571
United Mexican States 7.375% 5/13/2055		1,675,000	1,745,350
TOTAL MEXICO			21,860,891
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (d)		1,115,000	1,104,631
Mongolia Government 7.875% 6/5/2029 (d)		245,000	254,493
TOTAL MONGOLIA			1,359,124
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (d)		2,830,000	2,933,352
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (d)		1,735,000	1,811,444
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (d)		4,410,000	4,121,983
Republic of Nigeria 6.5% 11/28/2027 (d)		600,000	585,155
Republic of Nigeria 7.143% 2/23/2030 (d)		1,650,000	1,543,526
Republic of Nigeria 7.625% 11/21/2025 (d)		1,505,000	1,513,940
Republic of Nigeria 7.696% 2/23/2038 (d)		1,110,000	938,372
Republic of Nigeria 7.875% 2/16/2032 (d)		1,840,000	1,714,659
TOTAL NIGERIA			10,417,635
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (d)		4,775,000	4,819,766
Oman Sultanate 6% 8/1/2029 (d)		1,185,000	1,213,559
Oman Sultanate 6.25% 1/25/2031 (d)		895,000	932,214
Oman Sultanate 6.5% 3/8/2047 (d)		325,000	332,264
Oman Sultanate 6.75% 1/17/2048 (d)		4,039,000	4,215,706
Oman Sultanate 7% 1/25/2051 (d)		185,000	198,586
TOTAL OMAN			11,712,095
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (d)		2,270,000	2,187,690
Islamic Republic of Pakistan 6.875% 12/5/2027 (d)		1,525,000	1,418,249
Islamic Republic of Pakistan 7.375% 4/8/2031 (d)		2,260,000	1,972,698
TOTAL PAKISTAN			5,578,637
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		1,135,000	888,705
Panamanian Republic 3.87% 7/23/2060		2,230,000	1,236,424
Panamanian Republic 4.5% 4/16/2050		2,915,000	1,910,054
Panamanian Republic 4.5% 5/15/2047		645,000	435,374
Panamanian Republic 6.4% 2/14/2035		1,005,000	951,283
Panamanian Republic 6.853% 3/28/2054		525,000	469,874
Panamanian Republic 7.875% 3/1/2057		865,000	863,815
Panamanian Republic 8% 3/1/2038		915,000	957,548
TOTAL PANAMA			7,713,077
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (d)		1,045,000	866,828
Republic of Paraguay 4.95% 4/28/2031 (d)		1,525,000	1,487,866
Republic of Paraguay 5.4% 3/30/2050 (d)		930,000	815,203
Republic of Paraguay 6% 2/9/2036 (d)		560,000	568,053
Republic of Paraguay 6.65% 3/4/2055 (d)		650,000	657,475
TOTAL PARAGUAY			4,395,425
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		2,035,000	1,777,267
Peruvian Republic 3% 1/15/2034		1,130,000	933,075
Peruvian Republic 3.3% 3/11/2041		1,735,000	1,298,539
TOTAL PERU			4,008,881
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		1,655,000	1,070,578
Philippine Republic 2.95% 5/5/2045		430,000	295,624
Philippine Republic 5% 7/17/2033		920,000	911,950
Philippine Republic 5.5% 1/17/2048		805,000	798,963
Philippine Republic 5.6% 5/14/2049		1,075,000	1,075,000
Philippine Republic 5.609% 4/13/2033		825,000	847,688
Philippine Republic 5.95% 10/13/2047		1,320,000	1,381,050
TOTAL PHILIPPINES			6,380,853
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (d)		780,000	775,975
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (d)		500,000	522,410
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (d)		1,805,000	1,826,281
Republic of Poland 5.5% 3/18/2054		1,110,000	1,062,881
Republic of Poland 5.5% 4/4/2053		585,000	562,752
Republic of Poland 5.75% 11/16/2032		1,500,000	1,561,755
TOTAL POLAND			6,312,054
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (d)		2,090,000	1,818,300
State of Qatar 4.625% 6/2/2046 (d)		3,535,000	3,230,106
State of Qatar 4.817% 3/14/2049 (d)		3,480,000	3,235,322
State of Qatar 5.103% 4/23/2048 (d)		3,255,000	3,153,281
State of Qatar 9.75% 6/15/2030 (d)		722,000	899,114
TOTAL QATAR			12,336,123
ROMANIA - 0.0%
Romanian Republic 3% 2/27/2027 (d)		1,076,000	1,032,261
Romanian Republic 3.625% 3/27/2032 (d)		1,206,000	1,011,159
Romanian Republic 4% 2/14/2051 (d)		1,665,000	1,063,519
Romanian Republic 6.625% 2/17/2028 (d)		610,000	626,287
Romanian Republic 7.125% 1/17/2033 (d)		350,000	358,749
Romanian Republic 7.5% 2/10/2037 (d)		2,112,000	2,167,440
TOTAL ROMANIA			6,259,415
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (d)		1,800,000	1,395,000
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (d)		2,285,000	1,867,988
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)		10,790,000	9,909,941
Kingdom of Saudi Arabia 3.45% 2/2/2061 (d)		4,585,000	2,931,534
Kingdom of Saudi Arabia 3.75% 1/21/2055 (d)		1,250,000	872,656
Kingdom of Saudi Arabia 4.5% 10/26/2046 (d)		2,465,000	2,066,748
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)		7,675,000	6,125,609
Kingdom of Saudi Arabia 4.625% 10/4/2047 (d)		1,355,000	1,148,786
Kingdom of Saudi Arabia 5% 1/18/2053 (d)		1,010,000	885,644
Kingdom of Saudi Arabia 5.75% 1/16/2054 (d)		950,000	925,063
TOTAL SAUDI ARABIA			26,733,969
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (d)		1,805,000	1,409,037
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (d)		2,910,000	2,397,113
Republic of Serbia 6% 6/12/2034 (d)		1,215,000	1,216,518
Republic of Serbia 6.5% 9/26/2033 (d)		1,650,000	1,720,125
TOTAL SERBIA			5,333,756
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		1,010,000	987,275
South African Republic 4.85% 9/30/2029		620,000	583,457
South African Republic 5% 10/12/2046		1,415,000	1,001,113
South African Republic 5.65% 9/27/2047		760,000	577,600
South African Republic 5.75% 9/30/2049		2,045,000	1,554,200
South African Republic 5.875% 4/20/2032		1,415,000	1,344,250
South African Republic 7.1% 11/19/2036 (d)		1,755,000	1,721,918
TOTAL SOUTH AFRICA			7,769,813
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (d)(i)		822,214	731,154
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (d)(i)		1,425,850	1,144,081
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (d)(i)		1,125,971	925,267
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (d)(i)		562,748	456,740
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (d)(i)		310,852	215,235
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (d)		755,408	705,174
TOTAL SRI LANKA			4,177,651
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		2,845,000	2,808,548
Turkish Republic 4.75% 1/26/2026		2,780,000	2,766,100
Turkish Republic 4.875% 10/9/2026		3,940,000	3,898,138
Turkish Republic 4.875% 4/16/2043		2,105,000	1,518,889
Turkish Republic 5.125% 2/17/2028		1,445,000	1,412,036
Turkish Republic 5.25% 3/13/2030		1,055,000	994,338
Turkish Republic 5.75% 5/11/2047		3,093,000	2,408,643
Turkish Republic 5.875% 6/26/2031		1,330,000	1,261,422
Turkish Republic 6% 1/14/2041		3,615,000	3,052,416
Turkish Republic 6% 3/25/2027		440,000	442,749
Turkish Republic 6.625% 2/17/2045		1,020,000	891,225
Turkish Republic 7.125% 7/17/2032		880,000	878,213
Turkish Republic 7.625% 5/15/2034		990,000	1,019,391
Turkish Republic 9.125% 7/13/2030		1,120,000	1,246,728
Turkish Republic 9.375% 1/19/2033		3,315,000	3,758,381
Turkish Republic 9.375% 3/14/2029		2,305,000	2,544,144
Turkish Republic 9.875% 1/15/2028		3,115,000	3,438,244
TOTAL TURKEY			34,339,605
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (d)(i)		425,061	237,396
Ukraine Government 0% 2/1/2034 (d)(i)		1,588,395	687,775
Ukraine Government 0% 2/1/2035 (d)(i)		2,382,305	1,562,792
Ukraine Government 0% 2/1/2036 (d)(i)		1,118,587	730,997
Ukraine Government 0% 8/1/2041 (b)(d)		975,000	803,156
Ukraine Government 1.75% 2/1/2029 (d)(i)		2,180,999	1,556,143
Ukraine Government 1.75% 2/1/2034 (d)(i)		2,515,444	1,481,597
Ukraine Government 1.75% 2/1/2035 (d)(i)		1,408,878	815,740
Ukraine Government 1.75% 2/1/2036 (d)(i)		946,169	538,370
TOTAL UKRAINE			8,413,966
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (d)		3,520,000	2,349,248
Emirate of Abu Dhabi 3.125% 9/30/2049 (d)		5,230,000	3,607,079
Emirate of Abu Dhabi 3.875% 4/16/2050 (d)		2,400,000	1,892,256
Emirate of Abu Dhabi 5.5% 4/30/2054 (d)		1,425,000	1,442,812
Emirate of Dubai 3.9% 9/9/2050 (t)		3,300,000	2,407,969
Emirate of Dubai 5.25% 1/30/2043 (t)		890,000	864,691
TOTAL UNITED ARAB EMIRATES			12,564,055
UNITED KINGDOM - 0.0%
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2031 (t)	GBP	1,400,000	1,732,619
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		2,260,000	2,113,100
Uruguay Republic 5.75% 10/28/2034		1,080,000	1,121,040
TOTAL URUGUAY			3,234,140
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (d)		725,000	621,006
Republic of Uzbekistan 3.9% 10/19/2031 (d)		495,000	418,430
TOTAL UZBEKISTAN			1,039,436
VENEZUELA - 0.0%
Venezuela Republic 11.95% (f)(t)		1,641,700	330,803
Venezuela Republic 12.75% (f)(t)		450,400	86,702
Venezuela Republic 9.25% (f)		10,096,000	2,054,536
TOTAL VENEZUELA			2,472,041
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (d)		1,892,927	1,182,488
Republic of Zambia 5.75% 6/30/2033 (d)(i)		174,080	154,768
TOTAL ZAMBIA			1,337,256
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $504,438,061)			480,373,261

Non-Convertible Corporate Bonds - 27.2%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (d)		610,000	617,625
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (d)		945,000	964,845
YPF SA 8.25% 1/17/2034 (d)		945,000	962,719

TOTAL ARGENTINA			1,927,564
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)		4,591,000	4,013,274
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)		9,644,000	9,024,347
Westpac Banking Corp 4.11% 7/24/2034 (b)		13,519,000	12,973,631
			26,011,252
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (t)	EUR	4,950,000	4,713,353
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(t)	GBP	4,350,000	4,948,153
Materials - 0.0%
Metals & Mining - 0.0%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (d)		950,000	871,622
Mineral Resources Ltd 8% 11/1/2027 (d)		2,245,000	2,268,938
Mineral Resources Ltd 8.5% 5/1/2030 (d)		3,100,000	3,133,149
Mineral Resources Ltd 9.25% 10/1/2028 (d)		1,880,000	1,945,251
			8,218,960
TOTAL AUSTRALIA			43,891,718
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (d)		4,031,000	4,073,205
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (t)		950,000	989,605

TOTAL AZERBAIJAN			5,062,810
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (d)		2,177,000	2,234,146
Bapco Energies BSC Closed 8.375% 11/7/2028 (d)		485,000	512,621

TOTAL BAHRAIN			2,746,767
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		3,013,000	2,920,777
BELGIUM - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)		1,800,000	1,757,088
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046		9,257,000	8,655,973
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039		18,170,000	18,607,395
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049		34,229,000	34,801,525
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059		36,395,000	38,246,256
			100,311,149
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (t)	EUR	1,900,000	2,018,248
Financials - 0.0%
Banks - 0.0%
KBC Group NV 6.324% 9/21/2034 (b)(d)		4,450,000	4,753,879
TOTAL BELGIUM			108,840,364
BRAZIL - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sitios Latinoamerica SAB de CV 6% 11/25/2029 (d)		2,320,000	2,340,822
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 8.875% 9/13/2033 (d)		1,210,000	1,271,908
NBM US Holdings Inc 6.625% 8/6/2029 (d)		2,015,000	2,010,557
			3,282,465
Food Products - 0.0%
Adecoagro SA 6% 9/21/2027 (d)		870,000	855,863
Marb Bondco PLC 3.95% 1/29/2031 (d)		1,235,000	1,060,124
			1,915,987
TOTAL CONSUMER STAPLES			5,198,452

Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (d)		1,337,739	1,262,825
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		3,669,348	3,907,856
			5,170,681
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (d)		3,461,629	2,925,457
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (d)		1,115,000	1,118,903
			4,044,360
TOTAL ENERGY			9,215,041

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (d)		1,655,000	1,692,866
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 6.95% 1/17/2028 (d)		326,000	339,957
Embraer Netherlands Finance BV 7% 7/28/2030 (d)		1,605,000	1,717,960
			2,057,917
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% 8/28/2029 (d)		1,956,179	1,168,817
Azul Secured Finance LLP 11.93% 8/28/2028 (d)		1,291,847	1,189,404
Azul Secured Finance LLP U.S. SOFR Averages Index + 8.25%, 3% 1/28/2030 pay-in-kind (b)(c)(d)		696,102	797,036
			3,155,257
TOTAL INDUSTRIALS			5,213,174

Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)		895,000	629,364
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)		2,545,000	2,367,614
Braskem Netherlands Finance BV 8% 10/15/2034 (d)		815,000	782,604
Braskem Netherlands Finance BV 8.5% 1/12/2031 (d)		1,285,000	1,291,746
			5,071,328
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (d)		1,630,000	1,561,833
CSN Resources SA 5.875% 4/8/2032 (d)		1,050,000	850,500
CSN Resources SA 8.875% 12/5/2030 (d)		1,185,000	1,168,410
ERO Copper Corp 6.5% 2/15/2030 (d)		5,821,000	5,690,028
Nexa Resources SA 6.5% 1/18/2028 (d)		952,000	975,229
Nexa Resources SA 6.75% 4/9/2034 (d)		885,000	923,940
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(d)		8,186,348	8,068,874
Usiminas International Sarl 7.5% 1/27/2032 (d)		2,120,000	2,142,472
Vale Overseas Ltd 6.4% 6/28/2054		1,870,000	1,875,423
			23,256,709
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (d)		1,185,000	1,224,993
Suzano Austria GmbH 3.75% 1/15/2031		930,000	841,650
Suzano Austria GmbH 5% 1/15/2030		2,685,000	2,623,160
			4,689,803
TOTAL MATERIALS			33,017,840

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (d)		530,000	556,169
TOTAL BRAZIL			57,234,364
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 5% 10/14/2026 (d)		2,080,000	2,043,018
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (d)		4,431,000	4,431,000
Golar LNG Ltd 7.75% 9/19/2029 (d)(t)		3,600,000	3,611,880

TOTAL CAMEROON			8,042,880
CANADA - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (b)		1,162,000	1,167,151
Rogers Communications Inc 7.125% 4/15/2055 (b)		1,162,000	1,168,829
			2,335,980
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		2,910,000	2,653,550
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (d)		4,380,000	4,234,849
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		4,420,000	4,422,052
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		2,495,000	2,537,043
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)		97,000	100,299
			13,947,793
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)		555,000	474,513
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		915,000	858,870
			1,333,383
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (d)		2,370,000	2,316,917
Canadian Natural Resources Ltd 2.95% 7/15/2030		23,000,000	20,757,878
Canadian Natural Resources Ltd 5.85% 2/1/2035		6,942,000	7,080,166
Cenovus Energy Inc 3.75% 2/15/2052		3,670,000	2,584,970
Cenovus Energy Inc 5.25% 6/15/2037		9,640,000	9,292,223
Cenovus Energy Inc 5.4% 6/15/2047		2,422,000	2,207,864
Cenovus Energy Inc 6.75% 11/15/2039		969,000	1,065,798
Parkland Corp 4.5% 10/1/2029 (d)		1,115,000	1,056,034
Parkland Corp 4.625% 5/1/2030 (d)		5,315,000	4,989,118
Parkland Corp 6.625% 8/15/2032 (d)		1,735,000	1,750,118
Vermilion Energy Inc 7.25% 2/15/2033 (d)		470,000	457,109
			53,558,195
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(t)	EUR	11,300,000	11,739,240
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (d)		1,590,000	1,562,970
Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (d)		3,878,000	3,892,449
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 7% 6/1/2032 (d)		595,000	603,226
Bombardier Inc 7.25% 7/1/2031 (d)		2,985,000	3,054,521
Bombardier Inc 7.875% 4/15/2027 (d)		1,940,000	1,948,755
Bombardier Inc 8.75% 11/15/2030 (d)		2,955,000	3,164,072
			8,770,574
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.25% 8/1/2032 (d)		1,310,000	1,344,507
Garda World Security Corp 8.375% 11/15/2032 (d)		1,590,000	1,634,329
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		3,855,000	3,947,235
			6,926,071
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (d)		1,405,000	1,375,300
TOTAL INDUSTRIALS			17,071,945

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (d)		2,900,000	2,666,569
Open Text Corp 3.875% 2/15/2028 (d)		2,295,000	2,173,437
Open Text Holdings Inc 4.125% 12/1/2031 (d)(u)		3,045,000	2,728,257
Open Text Holdings Inc 4.125% 2/15/2030 (d)		2,625,000	2,424,574
			9,992,837
Materials - 0.2%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027		6,667,000	6,563,266
Methanex Corp 5.25% 12/15/2029		710,000	693,085
Methanex Corp 5.65% 12/1/2044		4,732,000	4,113,428
NOVA Chemicals Corp 4.25% 5/15/2029 (d)		3,875,000	3,678,311
NOVA Chemicals Corp 5% 5/1/2025 (d)		1,650,000	1,644,835
NOVA Chemicals Corp 5.25% 6/1/2027 (d)		4,350,000	4,326,691
NOVA Chemicals Corp 7% 12/1/2031 (d)		2,000,000	2,070,073
NOVA Chemicals Corp 8.5% 11/15/2028 (d)		1,070,000	1,134,939
NOVA Chemicals Corp 9% 2/15/2030 (d)		1,235,000	1,333,851
			25,558,479
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		1,780,000	1,760,366
TOTAL MATERIALS			27,318,845

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		5,152,000	5,072,364
TOTAL CANADA			147,826,001
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		5,035,000	4,805,304
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (d)		565,000	502,488
VTR Comunicaciones SpA 5.125% 1/15/2028 (d)		1,768,000	1,669,664
			2,172,152
TOTAL COMMUNICATION SERVICES			6,977,456

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)		730,000	734,745
Empresa Nacional del Petroleo 6.15% 5/10/2033 (d)		1,065,000	1,079,736
			1,814,481
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)		2,780,000	2,785,566
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (d)		2,510,000	2,141,934
Antofagasta PLC 5.625% 5/13/2032 (d)		665,000	666,263
Corp Nacional del Cobre de Chile 3% 9/30/2029 (d)		290,000	263,356
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (d)		1,100,000	997,563
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (d)		3,820,000	2,626,250
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (d)		790,000	761,130
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (d)		900,000	912,094
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (d)		865,000	863,573
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		930,000	964,584
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (d)		865,000	904,271
			11,101,018
Paper & Forest Products - 0.0%
Inversiones CMPC SA 3% 4/6/2031 (d)		1,080,000	935,064
Inversiones CMPC SA 6.125% 2/26/2034 (d)		700,000	710,941
			1,646,005
TOTAL MATERIALS			12,747,023

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (d)		680,000	673,117
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (d)		674,250	688,571
			1,361,688
TOTAL CHILE			25,686,214
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 1.72% 4/9/2026		1,135,000	1,101,279
Baidu Inc 2.375% 10/9/2030		635,000	562,730
Tencent Holdings Ltd 1.81% 1/26/2026 (d)		845,000	824,441
Tencent Holdings Ltd 2.39% 6/3/2030 (d)		1,765,000	1,579,658
Tencent Holdings Ltd 3.975% 4/11/2029 (d)		480,000	470,184
			4,538,292
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031		1,005,000	873,184
JD.com Inc 3.375% 1/14/2030		2,505,000	2,364,194
Prosus NV 3.061% 7/13/2031 (d)		1,585,000	1,358,646
Prosus NV 3.68% 1/21/2030 (d)		1,370,000	1,256,975
Prosus NV 4.027% 8/3/2050 (d)		2,355,000	1,608,435
Prosus NV 4.193% 1/19/2032 (d)		720,000	652,500
			8,113,934
Hotels, Restaurants & Leisure - 0.0%
Meituan 2.125% 10/28/2025 (d)		1,375,000	1,351,604
Meituan 3.05% 10/28/2030 (d)		1,885,000	1,717,122
Meituan 4.625% 10/2/2029 (d)		1,020,000	1,010,819
			4,079,545
TOTAL CONSUMER DISCRETIONARY			12,193,479

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd 3.421% 11/2/2030 (d)		1,705,000	1,568,038
Lenovo Group Ltd 5.875% 4/24/2025 (t)		305,000	305,149
			1,873,187
Materials - 0.0%
Chemicals - 0.0%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (d)		1,795,000	1,752,817
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (d)		2,045,000	2,037,618
TOTAL CHINA			22,395,393
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (d)		1,630,000	1,399,763
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (d)		1,503,000	1,447,103
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		8,274,000	4,219,740
Ecopetrol SA 4.625% 11/2/2031		950,000	805,505
Ecopetrol SA 8.375% 1/19/2036		870,000	860,778
Ecopetrol SA 8.875% 1/13/2033		4,950,000	5,170,028
Geopark Ltd 5.5% 1/17/2027 (d)		1,720,000	1,712,277
Geopark Ltd 8.75% 1/31/2030 (d)		1,590,000	1,554,145
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		6,136,000	5,679,175
			20,001,648
TOTAL ENERGY			21,448,751

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (b)		1,080,000	1,133,730
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (d)		1,730,000	1,732,301
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (d)		8,141,000	7,115,234
Termocandelaria Power SA 7.75% 9/17/2031 (d)		1,610,000	1,643,665
			8,758,899
TOTAL COLOMBIA			34,473,444
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (d)		4,630,000	4,659,076
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (d)		1,395,000	1,514,007
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (t)	EUR	1,600,000	1,349,484
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Energo-Pro AS 8.5% 2/4/2027 (d)		1,815,000	1,842,788
TOTAL CZECH REPUBLIC			3,192,272
DENMARK - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (t)	EUR	2,900,000	3,027,658
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (t)	EUR	1,325,000	1,431,217
TOTAL CONSUMER STAPLES			4,458,875

Financials - 0.1%
Banks - 0.1%
Danske Bank A/S 3.875% 1/9/2032 (b)(t)	EUR	8,780,000	9,427,249
Jyske Bank A/S 5% 10/26/2028 (b)(t)	EUR	1,825,000	1,994,994
Jyske Bank A/S 5.125% 5/1/2035 (b)(t)	EUR	1,183,000	1,301,680
			12,723,923
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS 4.125% 3/1/2035 (t)	EUR	4,500,000	4,853,934
TOTAL DENMARK			22,036,732
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (d)		1,095,000	1,110,899
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)(u)		4,735,000	4,862,154
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 4.125% 5/5/2028 (t)	EUR	5,300,000	5,723,105
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		1,880,000	1,780,924
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (t)	EUR	800,000	844,062
TOTAL FINLAND			13,210,245
FRANCE - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 1/15/2029 (d)		6,475,000	5,021,640
Altice France SA 5.125% 7/15/2029 (d)		13,538,000	10,502,827
Altice France SA 5.5% 1/15/2028 (d)		4,096,000	3,296,832
Altice France SA 5.5% 10/15/2029 (d)		1,335,000	1,042,807
Iliad Holding SASU 7% 4/15/2032 (d)		2,975,000	3,004,206
Iliad Holding SASU 8.5% 4/15/2031 (d)		3,605,000	3,840,215
			26,708,527
Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 5.5% 10/9/2034 (b)(t)	EUR	1,900,000	2,088,641
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (d)		5,525,000	5,776,332
Viridien 8.75% 4/1/2027 (d)		4,495,000	4,587,813
			10,364,145
Financials - 0.5%
Banks - 0.5%
BNP Paribas SA 2.159% 9/15/2029 (b)(d)		10,072,000	9,192,816
BNP Paribas SA 2.219% 6/9/2026 (b)(d)		27,762,000	27,567,419
BNP Paribas SA 2.5% 3/31/2032 (b)(t)	EUR	5,000,000	5,106,272
BNP Paribas SA 3.945% 2/18/2037 (b)(t)	EUR	8,000,000	8,296,642
BNP Paribas SA 5.786% 1/13/2033 (b)(d)		32,823,000	33,658,980
BPCE SA 4.25% 7/16/2035 (b)(t)	EUR	1,100,000	1,165,147
BPCE SA 5.716% 1/18/2030 (b)(d)		2,250,000	2,298,837
BPCE SA 7.003% 10/19/2034 (b)(d)		1,959,000	2,148,646
Societe Generale SA 1.488% 12/14/2026 (b)(d)		37,622,000	36,671,276
Societe Generale SA 4.25% 4/14/2025 (d)		2,700,000	2,697,624
Societe Generale SA 4.75% 11/24/2025 (d)		1,750,000	1,747,809
Societe Generale SA 5.5% 4/13/2029 (b)(d)		22,413,000	22,686,223
Societe Generale SA 6.691% 1/10/2034 (b)(d)		1,700,000	1,805,288
			155,042,979
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (t)	EUR	1,900,000	1,770,981
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (t)	EUR	3,100,000	3,545,477
Electricite de France SA 5.5% 1/25/2035 (t)	GBP	1,700,000	2,083,049
			5,628,526
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (t)	EUR	2,600,000	2,782,193
Engie SA 4.25% 9/6/2034 (t)	EUR	2,000,000	2,214,369
			4,996,562
TOTAL UTILITIES			10,625,088

TOTAL FRANCE			206,600,361
GEORGIA - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (d)		520,000	457,928
GERMANY - 0.8%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (t)	EUR	1,500,000	1,632,262
Schaeffler AG 4.75% 8/14/2029 (t)	EUR	3,000,000	3,174,241
ZF Europe Finance BV 4.75% 1/31/2029 (t)	EUR	4,600,000	4,712,878
ZF North America Capital Inc 4.75% 4/29/2025 (d)		3,149,000	3,144,913
ZF North America Capital Inc 6.75% 4/23/2030 (d)		2,900,000	2,853,043
ZF North America Capital Inc 6.875% 4/14/2028 (d)		1,040,000	1,050,487
ZF North America Capital Inc 6.875% 4/23/2032 (d)		1,760,000	1,700,439
ZF North America Capital Inc 7.125% 4/14/2030 (d)		1,040,000	1,041,201
			19,309,464
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (t)	EUR	2,075,000	2,169,150
Financials - 0.6%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (b)(t)	EUR	2,400,000	2,513,949
Commerzbank AG 4.875% 10/16/2034 (b)(t)	EUR	2,600,000	2,815,109
Commerzbank AG 8.625% 2/28/2033 (b)(t)	GBP	700,000	947,777
			6,276,835
Capital Markets - 0.5%
Deutsche Bank AG 3.25% 5/24/2028 (b)(t)	EUR	1,600,000	1,670,723
Deutsche Bank AG 4.1% 1/13/2026		5,495,000	5,466,882
Deutsche Bank AG 4.5% 4/1/2025		82,560,000	82,516,542
Deutsche Bank AG 4.5% 7/12/2035 (b)(t)	EUR	1,500,000	1,630,699
Deutsche Bank AG 6.125% 12/12/2030 (b)(t)	GBP	6,100,000	7,913,507
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)		60,841,000	54,756,391
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (b)		10,000,000	10,173,976
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)		1,700,000	1,779,640
			165,908,360
Financial Services - 0.1%
KfW 0.75% 1/15/2029 (t)	EUR	2,650,000	2,591,433
KfW 1.125% 3/31/2037 (t)	EUR	6,200,000	5,341,840
KfW 1.125% 6/15/2037 (t)	EUR	6,150,000	5,277,060
			13,210,333
TOTAL FINANCIALS			185,395,528

Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 4.625% 5/26/2033 (t)	EUR	2,550,000	2,804,764
Bayer US Finance II LLC 4.25% 12/15/2025 (d)		13,965,000	13,893,585
Bayer US Finance LLC 6.375% 11/21/2030 (d)		4,640,000	4,851,636
Bayer US Finance LLC 6.5% 11/21/2033 (d)		4,350,000	4,543,343
			26,093,328
Industrials - 0.0%
Machinery - 0.0%
TK Elevator Holdco GmbH 7.625% 7/15/2028 (d)		2,445,000	2,461,824
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)		6,660,000	6,593,612
			9,055,436
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO 2 Wohneigentum GmbH 20% 6/30/2025 (e)	EUR	300,000	311,205
ACCENTRO 2 Wohneigentum GmbH 20% 6/30/2025 (e)	EUR	400,000	414,940
Accentro Real Estate AG 5.625% 2/13/2026 (i)(t)	EUR	4,086,000	1,928,229
LEG Immobilien SE 3.875% 1/20/2035 (t)	EUR	1,600,000	1,660,656
Sirius Real Estate Ltd 4% 1/22/2032 (t)	EUR	2,500,000	2,592,131
			6,907,161
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (t)	EUR	4,400,000	4,584,081
Amprion GmbH 3.625% 5/21/2031 (t)	EUR	1,000,000	1,064,010
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(t)	EUR	3,700,000	3,555,128
EnBW International Finance BV 3.5% 7/22/2031 (t)	EUR	2,200,000	2,340,530
EnBW International Finance BV 3.75% 11/20/2035 (t)	EUR	7,050,000	7,425,284
			18,969,033
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (d)		6,901,000	7,061,742
Multi-Utilities - 0.0%
E.ON SE 3.5% 4/16/2033 (t)	EUR	7,350,000	7,724,137
TOTAL UTILITIES			33,754,912

TOTAL GERMANY			282,684,979
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		1,960,000	1,872,408
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		1,015,000	984,550
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		5,680,000	5,424,400
Tullow Oil PLC 10.25% 5/15/2026 (d)		8,233,000	7,351,246
Tullow Oil PLC 7% 3/1/2025 (d)		325,000	324,999

TOTAL GHANA			15,957,603
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		2,723,000	2,797,368
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (d)		2,520,000	2,307,438
Millicom International Cellular SA 4.5% 4/27/2031 (d)		3,335,000	2,974,987
Millicom International Cellular SA 5.125% 1/15/2028 (d)		549,000	532,255
Millicom International Cellular SA 7.375% 4/2/2032 (d)		2,850,000	2,899,163
			8,713,843
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (d)		2,520,000	2,414,412
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (d)		1,600,000	1,540,416
TOTAL GUATEMALA			12,668,671
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 0.88% 9/9/2033 (b)(t)	EUR	2,000,000	1,906,317
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(t)		11,200,000	10,338,026
			12,244,343
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)		2,405,000	2,215,203
TOTAL HONG KONG			14,459,546
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (d)		540,000	549,790
OTP Bank Nyrt 8.75% 5/15/2033 (b)(t)		650,000	695,825
			1,245,615
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (t)		520,000	533,978
TOTAL HUNGARY			1,779,593
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 4.15% 7/18/2025 (d)		1,640,000	1,630,161
Shriram Finance Ltd 6.625% 4/22/2027 (d)		1,235,000	1,245,337
			2,875,498
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (d)		1,760,000	1,695,734
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (d)		1,985,000	1,962,053
TOTAL INDIA			6,533,285
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (d)		2,195,000	2,215,523
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (d)		1,995,000	2,107,418
Medco Oak Tree Pte Ltd 7.375% 5/14/2026 (d)		288,000	292,913
Pertamina Persero PT 4.175% 1/21/2050 (d)		845,000	659,523
			5,275,377
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (d)		580,000	577,099
Freeport Indonesia PT 5.315% 4/14/2032 (d)		2,305,000	2,290,594
Freeport Indonesia PT 6.2% 4/14/2052 (d)		670,000	674,188
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (d)		3,310,000	3,350,978
			6,892,859
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (d)		775,000	778,875
TOTAL INDONESIA			12,947,111
IRELAND - 0.6%
Financials - 0.4%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		15,103,000	14,563,576
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		15,819,000	14,857,276
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		26,922,000	23,929,341
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		10,546,000	10,528,102
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		49,188,000	50,764,806
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025		13,367,000	13,428,205
			128,071,306
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		3,120,000	3,092,700
GGAM Finance Ltd 6.875% 4/15/2029 (d)		500,000	510,556
GGAM Finance Ltd 7.75% 5/15/2026 (d)		1,905,000	1,932,099
GGAM Finance Ltd 8% 2/15/2027 (d)		4,725,000	4,887,346
GGAM Finance Ltd 8% 6/15/2028 (d)		5,914,000	6,248,259
TrueNoord Capital DAC 8.75% 3/1/2030 (d)		3,480,000	3,559,869
			20,230,829
Industrials - 0.2%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (b)(d)		1,856,000	1,859,394
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)		5,430,000	5,395,560
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)		16,881,000	16,792,011
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (d)		14,454,000	14,521,171
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)		23,134,000	23,974,196
			60,682,938
TOTAL INDUSTRIALS			62,542,332

TOTAL IRELAND			210,844,467
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 4.875% 3/30/2026 (d)(t)		2,615,000	2,589,399
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(t)		2,555,000	2,440,153
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(t)		1,010,000	931,877
Energean Israel Finance Ltd 8.5% 9/30/2033 (d)(t)		800,000	831,299
Energean PLC 6.5% 4/30/2027 (d)		4,854,000	4,837,642
Leviathan Bond Ltd 6.125% 6/30/2025 (d)(t)		1,885,000	1,881,513
			13,511,883
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		2,295,000	2,220,350
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		1,320,000	1,301,585
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		2,120,000	2,300,047
			5,821,982
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (d)(t)		925,000	818,977
TOTAL ISRAEL			20,152,842
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 3.875% 7/14/2027 (d)		5,666,000	5,526,409
Intesa Sanpaolo SpA 4.198% 6/1/2032 (b)(d)		4,469,000	4,050,711
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)		65,914,000	66,128,223
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		2,500,000	2,685,658
UniCredit SpA 5.459% 6/30/2035 (b)(d)		3,269,000	3,208,680
UniCredit SpA 5.861% 6/19/2032 (b)(d)		910,000	914,773
			82,514,454
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 5.5% 6/26/2034 (d)		2,800,000	2,831,314
Enel Finance International NV 7.5% 10/14/2032 (d)		992,000	1,124,014
Enel SpA 3.375% (b)(m)(t)	EUR	2,091,000	2,169,758
			6,125,086
TOTAL ITALY			88,639,540
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (d)		785,000	785,416
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		1,415,000	1,197,882
KazMunayGas National Co JSC 5.375% 4/24/2030 (d)		520,000	512,429
KazMunayGas National Co JSC 5.75% 4/19/2047 (d)		460,000	405,090
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (d)		2,227,000	1,930,364

TOTAL KAZAKHSTAN			4,045,765
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (d)		1,535,000	1,577,465
POSCO 5.875% 1/17/2033 (d)		490,000	514,240

TOTAL KOREA (SOUTH)			2,091,705
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
EQUATE Petrochemical Co KSC 4.25% 11/3/2026 (d)		605,000	593,656
MEGlobal BV 2.625% 4/28/2028 (d)		1,085,000	998,539
MEGlobal Canada ULC 5% 5/18/2025 (d)		1,460,000	1,457,781

TOTAL KUWAIT			3,049,976
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)		10,779,000	8,455,356
Altice France Holding SA 6% 2/15/2028 (d)		3,270,000	1,007,082
			9,462,438
Financials - 0.0%
Financial Services - 0.0%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (t)	EUR	1,450,000	1,619,671
Cruise Yacht Upper HoldCo Ltd 11.875% 7/5/2028		1,000,000	1,037,867
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	19,337,400	7,176,341
			9,833,879
Industrials - 0.0%
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/2030 (t)	EUR	4,151,000	4,287,868
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)		3,043,000	2,876,712
ION Trading Technologies Sarl 9.5% 5/30/2029 (d)		840,000	866,557
			3,743,269
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		1,955,000	1,786,625
Real Estate - 0.1%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (t)	EUR	1,300,000	1,425,660
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (t)	EUR	8,500,000	8,242,321
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (t)	EUR	4,975,000	4,829,649
Blackstone Property Partners Europe Holdings Sarl 2.625% 10/20/2028 (t)	GBP	1,900,000	2,188,293
Logicor Financing Sarl 0.875% 1/14/2031 (t)	EUR	2,100,000	1,872,813
Logicor Financing Sarl 4.25% 7/18/2029 (t)	EUR	3,700,000	3,964,802
P3 Group Sarl 4% 4/19/2032 (t)	EUR	2,400,000	2,525,267
			23,623,145
TOTAL LUXEMBOURG			54,162,884
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (d)		1,985,000	1,767,980
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (d)		2,425,000	1,648,127
Petronas Capital Ltd 3.5% 4/21/2030 (d)		625,000	588,925
			2,237,052
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.625% 4/6/2025 (d)		915,000	914,066
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (d)		2,601,000	2,548,382
			3,462,448
TOTAL MALAYSIA			7,467,480
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (d)		2,995,000	2,997,755
MEXICO - 1.2%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (f)(t)		4,321,000	1,620,375
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (d)		1,525,000	1,224,285
Hotels, Restaurants & Leisure - 0.0%
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (d)		1,155,000	1,228,689
TOTAL CONSUMER DISCRETIONARY			2,452,974

Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (d)		1,750,000	1,677,813
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
FEL Energy VI SARL 5.75% 12/1/2040 (d)		1,287,896	1,204,325
Petroleos Mexicanos 4.5% 1/23/2026		22,915,000	22,401,246
Petroleos Mexicanos 5.35% 2/12/2028		650,000	601,834
Petroleos Mexicanos 5.95% 1/28/2031		123,292,000	104,662,579
Petroleos Mexicanos 6.35% 2/12/2048		43,373,000	28,908,105
Petroleos Mexicanos 6.49% 1/23/2027		36,590,000	35,885,643
Petroleos Mexicanos 6.5% 3/13/2027		62,156,000	60,888,018
Petroleos Mexicanos 6.5% 6/2/2041		380,000	270,008
Petroleos Mexicanos 6.625% 6/15/2035		6,753,000	5,386,395
Petroleos Mexicanos 6.7% 2/16/2032		64,277,000	56,351,646
Petroleos Mexicanos 6.75% 9/21/2047		33,853,000	23,304,405
Petroleos Mexicanos 6.84% 1/23/2030		17,201,000	15,780,197
Petroleos Mexicanos 6.875% 10/16/2025		1,060,000	1,059,629
Petroleos Mexicanos 6.875% 8/4/2026		1,895,000	1,890,263
Petroleos Mexicanos 6.95% 1/28/2060		24,897,000	17,106,729
Petroleos Mexicanos 7.69% 1/23/2050		57,080,000	43,118,232
			418,819,254
Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (d)		1,605,000	1,590,674
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (d)		2,130,000	2,107,103
Materials - 0.0%
Chemicals - 0.0%
Braskem Idesa SAPI 6.99% 2/20/2032 (d)		1,525,000	1,178,413
Braskem Idesa SAPI 7.45% 11/15/2029 (d)		1,800,000	1,509,750
Orbia Advance Corp SAB de CV 1.875% 5/11/2026 (d)		1,640,000	1,571,571
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (d)		1,525,000	1,261,145
			5,520,879
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (d)		1,545,000	1,104,675
TOTAL MATERIALS			6,625,554

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (d)		1,850,000	1,897,267
Saavi Energia Sarl 8.875% 2/10/2035 (d)		2,735,000	2,756,060
			4,653,327
TOTAL MEXICO			439,547,074
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (d)		1,405,000	1,245,181
OCP SA 5.125% 6/23/2051 (d)		880,000	685,300
OCP SA 6.75% 5/2/2034 (d)		935,000	965,388
OCP SA 6.875% 4/25/2044 (d)		1,515,000	1,490,381
OCP SA 7.5% 5/2/2054 (d)		710,000	730,413

TOTAL MOROCCO			5,116,663
MULTI-NATIONAL - 0.1%
Financials - 0.1%
Banks - 0.1%
European Investment Bank 3% 11/15/2028 (t)	EUR	20,700,000	21,992,258
NETHERLANDS - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (t)	EUR	900,000	958,325
Entertainment - 0.0%
Universal Music Group NV 4% 6/13/2031 (t)	EUR	1,800,000	1,954,654
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (d)		1,260,000	1,159,965
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (t)	EUR	1,100,000	1,227,621
Sigma Holdco BV 7.875% 5/15/2026 (d)		1,636,000	1,636,543
			2,864,164
Food Products - 0.0%
JDE Peet's NV 2.25% 9/24/2031 (d)		3,931,000	3,287,448
TOTAL CONSUMER STAPLES			6,151,612

Financials - 0.2%
Banks - 0.1%
ABN AMRO Bank NV 3.875% 1/15/2032 (t)	EUR	3,400,000	3,651,630
Cooperatieve Rabobank UA 1.125% 5/7/2031 (t)	EUR	5,300,000	4,910,147
Cooperatieve Rabobank UA 4.375% 8/4/2025		16,524,000	16,484,911
ING Groep NV 3% 8/17/2031 (b)(t)	EUR	14,400,000	14,802,056
ING Groep NV 4.5% 5/23/2029 (b)(t)	EUR	2,300,000	2,500,581
			42,349,325
Insurance - 0.1%
Argentum Netherlands BV 5.625% 8/15/2052 (b)(t)		6,561,000	6,572,731
Argentum Netherlands BV 5.75% 8/15/2050 (b)(t)		14,850,000	14,850,000
			21,422,731
TOTAL FINANCIALS			63,772,056

Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 5.5% 8/15/2026 (d)		3,219,000	3,195,578
Trivium Packaging Finance BV 8.5% 8/15/2027 (d)		2,499,000	2,495,298
			5,690,876
TOTAL NETHERLANDS			79,687,488
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		1,360,000	1,333,072
IHS Holding Ltd 6.25% 11/29/2028 (d)		730,000	706,735
IHS Holding Ltd 7.875% 5/29/2030 (d)		3,545,000	3,532,806
IHS Holding Ltd 8.25% 11/29/2031 (d)		2,575,000	2,564,088
			8,136,701
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 7.75% 4/1/2026 (d)		415,000	414,585
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)		546,543	546,652
TOTAL NIGERIA			9,097,938
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		925,000	945,529
TGS ASA 8.5% 1/15/2030 (d)		2,335,000	2,430,853
			3,376,382
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (b)(t)	EUR	1,600,000	1,537,935
TOTAL NORWAY			4,914,317
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		5,655,000	5,541,900
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (d)		3,155,000	2,886,825
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		8,720,000	8,810,650
TOTAL COMMUNICATION SERVICES			17,239,375

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)		545,000	400,575
TOTAL PANAMA			17,639,950
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (d)		959,000	953,869
PERU - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (d)		1,395,000	1,374,075
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(d)		1,760,000	1,734,568
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/15/2029 (d)		1,037,200	1,105,344
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (d)		1,420,000	1,408,995
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (d)		1,360,000	1,374,566
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		6,047,000	5,896,551
			8,680,112
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (d)		1,015,000	999,460
TOTAL PERU			13,893,559
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (d)		1,740,000	1,772,270
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (t)	EUR	4,150,000	4,007,613
TOTAL POLAND			5,779,883
PORTUGAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Espirito Santo SA 4% (e)(f)(t)	EUR	1,300,000	377,595
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(t)	EUR	2,400,000	2,504,635
TOTAL FINANCIALS			2,882,230

Utilities - 0.0%
Electric Utilities - 0.0%
EDP Servicios Financieros Espana SA 3.5% 7/21/2031 (t)	EUR	2,525,000	2,664,688
TOTAL PORTUGAL			5,546,918
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)		5,092,000	3,838,534
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)		5,066,000	4,327,053

TOTAL PUERTO RICO			8,165,587
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (d)		1,280,000	1,129,200
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (d)		2,965,000	2,822,384
QatarEnergy 2.25% 7/12/2031 (d)		4,935,000	4,241,040
QatarEnergy 3.125% 7/12/2041 (d)		3,545,000	2,655,843
QatarEnergy 3.3% 7/12/2051 (d)		5,580,000	3,871,125
			13,590,392
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)		968,572	1,002,172
TOTAL QATAR			15,721,764
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (e)(f)(t)		990,000	148,500
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (d)		5,032,698	4,435,166
SA Global Sukuk Ltd 1.602% 6/17/2026 (d)		2,520,000	2,416,579
Saudi Arabian Oil Co 2.25% 11/24/2030 (d)		5,210,000	4,514,726
Saudi Arabian Oil Co 3.25% 11/24/2050 (d)		2,170,000	1,439,253
Saudi Arabian Oil Co 3.5% 11/24/2070 (d)		1,580,000	1,002,605
Saudi Arabian Oil Co 3.5% 4/16/2029 (d)		3,740,000	3,548,437
Saudi Arabian Oil Co 4.25% 4/16/2039 (d)		4,395,000	3,834,638
Saudi Arabian Oil Co 4.375% 4/16/2049 (d)		640,000	522,252
Saudi Arabian Oil Co 5.875% 7/17/2064 (d)		615,000	588,739
			22,302,395
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5.25% 10/13/2032 (t)		785,000	784,968
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (d)		1,860,000	1,882,190
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		1,390,000	1,388,263
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (d)		4,065,000	4,171,706
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (d)		850,000	883,203
			8,325,362
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (d)		1,240,000	1,243,204
TOTAL SAUDI ARABIA			32,655,929
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (d)		1,710,000	1,709,901
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		8,955,000	7,869,206
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (d)		1,019,000	1,026,643
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		2,840,000	2,735,374
Sasol Financing USA LLC 5.5% 3/18/2031		690,000	588,577
Sasol Financing USA LLC 6.5% 9/27/2028		535,000	516,029
Sasol Financing USA LLC 8.75% 5/3/2029 (d)		295,000	300,631
			4,140,611
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (d)		2,630,000	2,618,507
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (d)		645,000	668,381
			3,286,888
TOTAL SOUTH AFRICA			16,323,348
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)		4,800,000	4,938,494
CaixaBank SA 3.625% 9/19/2032 (b)(t)	EUR	6,100,000	6,425,170
			11,363,664
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)		2,339,000	2,211,003
Health Care Equipment & Supplies - 0.0%
Werfen SA/Spain 4.625% 6/6/2028 (t)	EUR	2,300,000	2,494,302
TOTAL HEALTH CARE			4,705,305

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (d)		485,000	457,454
TOTAL SPAIN			16,526,423
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden AB 4.375% 3/6/2027 (t)	EUR	4,100,000	4,091,410
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (t)	EUR	2,000,000	1,817,955

TOTAL SWEDEN			5,909,365
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG 1.494% 8/10/2027 (b)(d)		21,621,000	20,671,085
UBS Group AG 2.125% 11/15/2029 (b)(t)	GBP	3,900,000	4,444,457
UBS Group AG 3.75% 3/26/2025		12,391,000	12,383,869
UBS Group AG 3.869% 1/12/2029 (b)(d)		11,793,000	11,531,582
UBS Group AG 4.125% 6/9/2033 (b)(t)	EUR	5,480,000	5,957,201
UBS Group AG 4.125% 9/24/2025 (d)		12,029,000	11,994,408
UBS Group AG 4.194% 4/1/2031 (b)(d)		36,361,000	35,056,158
UBS Group AG 4.75% 3/17/2032 (b)(t)	EUR	9,810,000	10,984,288
UBS Group AG 5.428% 2/8/2030 (b)(d)		65,000,000	66,271,244
			179,294,292
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)		2,600,000	2,588,420
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(t)		4,950,000	4,315,083
			6,903,503
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		6,465,000	5,833,413
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		3,182,000	3,147,752
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		1,969,000	1,968,765
			10,949,930
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		3,414,000	3,474,230
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		740,000	643,097
			4,117,327
TOTAL SWITZERLAND			201,265,052
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		9,105,000	9,235,839
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (d)		1,375,000	940,170
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (d)		1,080,000	1,133,384
Industrials - 0.0%
Building Products - 0.0%
Sisecam UK PLC 8.625% 5/2/2032 (d)		2,145,000	2,177,390
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (d)		1,705,000	1,682,375
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (d)		1,161,000	1,169,916
TOTAL TURKEY			6,163,065
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (d)		1,360,207	1,142,574
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (t)		792,803	772,983

TOTAL UKRAINE			1,915,557
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (d)		1,370,000	1,268,963
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (d)		774,290	677,194
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (d)		5,030,000	4,207,092
			6,153,249
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (d)		1,720,000	1,627,550
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (d)		835,000	863,966
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (d)		1,925,000	1,768,401
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (d)		870,000	827,631
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (d)		2,140,000	1,994,224
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (d)		810,000	833,927
			7,915,699
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (d)		2,070,000	1,950,768
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (d)		1,480,000	1,400,835
			3,351,603
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(t)		1,310,000	1,323,100
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (t)		900,000	930,636
			2,253,736
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (d)		1,960,000	1,547,283
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (d)		880,000	866,422
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (d)		985,000	958,947
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (d)		1,720,000	1,640,450
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (d)		520,000	519,952
			5,533,054
TOTAL UNITED ARAB EMIRATES			25,207,341
UNITED KINGDOM - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		1,515,000	1,388,752
Virgin Media Finance PLC 5% 7/15/2030 (d)		805,000	698,641
			2,087,393
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		4,925,000	4,380,253
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		4,510,000	3,911,712
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (d)		240,000	243,556
Vodafone Group PLC 4.875% 10/3/2078 (b)(t)	GBP	5,150,000	6,457,973
			10,613,241
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		2,775,000	2,874,287
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		2,435,000	2,543,587
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)		3,120,000	3,281,691
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (d)		1,831,000	1,914,890
			10,614,455
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (d)		4,672,000	4,672,000
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (t)	GBP	760,000	746,459
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC 3.25% 9/16/2033 (t)	EUR	3,225,000	3,372,218
InterContinental Hotels Group PLC 3.375% 10/8/2028 (t)	GBP	2,700,000	3,213,608
Merlin Entertainments Group US Holdings Inc 7.375% 2/15/2031 (d)		975,000	959,813
Motion Finco Sarl 8.375% 2/15/2032 (d)		1,280,000	1,312,495
Whitbread Group PLC 2.375% 5/31/2027 (t)	GBP	1,850,000	2,196,396
			11,054,530
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (t)	GBP	3,350,000	3,435,886
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		3,660,000	3,654,949
TOTAL CONSUMER DISCRETIONARY			34,178,279

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.0%
Tesco Corporate Treasury Services PLC 2.75% 4/27/2030 (t)	GBP	2,745,000	3,108,150
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (t)	EUR	830,000	900,061
Tobacco - 0.3%
BAT Capital Corp 6.421% 8/2/2033		21,453,000	23,040,468
BAT International Finance PLC 4.125% 4/12/2032 (t)	EUR	8,900,000	9,551,340
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (t)	EUR	4,820,000	5,427,208
Imperial Brands Finance PLC 3.875% 2/12/2034 (t)	EUR	3,075,000	3,182,390
Imperial Brands Finance PLC 4.25% 7/21/2025 (d)		1,212,000	1,208,698
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)		12,116,000	12,493,008
Reynolds American Inc 4.45% 6/12/2025		5,827,000	5,822,360
Reynolds American Inc 5.7% 8/15/2035		2,699,000	2,743,023
Reynolds American Inc 5.85% 8/15/2045		22,737,000	22,165,333
Reynolds American Inc 6.15% 9/15/2043		2,874,000	2,917,039
Reynolds American Inc 7.25% 6/15/2037		3,221,000	3,626,927
			92,177,794
TOTAL CONSUMER STAPLES			96,186,005

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (d)		13,190,000	14,791,543
Harbour Energy PLC 5.5% 10/15/2026 (d)		720,000	719,470
			15,511,013
Financials - 0.8%
Banks - 0.8%
Barclays PLC 2.852% 5/7/2026 (b)		16,500,000	16,444,300
Barclays PLC 5.088% 6/20/2030 (b)		26,155,000	25,886,385
Barclays PLC 5.2% 5/12/2026		12,530,000	12,591,972
Barclays PLC 5.262% 1/29/2034 (b)(t)	EUR	5,490,000	6,329,783
Barclays PLC 5.69% 3/12/2030 (b)		28,747,000	29,466,724
Barclays PLC 5.829% 5/9/2027 (b)		27,350,000	27,696,654
Barclays PLC 6.224% 5/9/2034 (b)		20,610,000	21,697,061
Barclays PLC 6.49% 9/13/2029 (b)		36,156,000	38,007,839
Barclays PLC 8.407% 11/14/2032 (b)(t)	GBP	2,300,000	3,099,754
HSBC Holdings PLC 4.787% 3/10/2032 (b)(t)	EUR	3,930,000	4,404,225
HSBC Holdings PLC 4.856% 5/23/2033 (b)(t)	EUR	5,100,000	5,772,152
HSBC Holdings PLC 6.8% 9/14/2031 (b)	GBP	1,160,000	1,565,149
HSBC Holdings PLC 7.39% 11/3/2028 (b)		2,850,000	3,027,170
HSBC Holdings PLC 8.201% 11/16/2034 (b)(t)	GBP	3,200,000	4,431,672
Lloyds Banking Group PLC 4.5% 1/11/2029 (b)(t)	EUR	1,960,000	2,123,358
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(t)	EUR	4,800,000	5,348,185
NatWest Group PLC 2.105% 11/28/2031 (b)(t)	GBP	5,300,000	6,349,874
NatWest Group PLC 3.073% 5/22/2028 (b)		17,464,000	16,863,659
NatWest Group PLC 3.622% 8/14/2030 (b)(t)	GBP	2,250,000	2,818,840
NatWest Group PLC 4.771% 2/16/2029 (b)(t)	EUR	4,800,000	5,243,730
NatWest Group PLC 4.8% 4/5/2026		15,141,000	15,187,914
NatWest Group PLC 7.416% 6/6/2033 (b)(t)	GBP	2,600,000	3,446,717
Virgin Money UK PLC 7.625% 8/23/2029 (b)(t)	GBP	5,000,000	6,783,320
			264,586,437
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (t)	EUR	3,950,000	4,162,552
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (t)	GBP	2,600,000	3,703,690
TOTAL FINANCIALS			272,452,679

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)		1,845,000	1,715,974
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
OT Midco Ltd 10% 2/15/2030 (d)		3,685,000	3,423,538
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (t)	EUR	4,150,000	4,356,878
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (t)	GBP	3,353,000	4,124,037
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (t)	GBP	3,850,000	4,880,272
TOTAL INDUSTRIALS			16,784,725

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)		935,000	988,872
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (d)(e)(f)		1,205,000	172,748
TOTAL MATERIALS			1,161,620

Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (t)	GBP	1,600,000	1,992,992
Real Estate Management & Development - 0.0%
Tritax EuroBox PLC 0.95% 6/2/2026 (t)	EUR	1,580,000	1,596,723
TOTAL REAL ESTATE			3,589,715

Utilities - 0.2%
Electric Utilities - 0.0%
NGG Finance PLC 2.125% 9/5/2082 (b)(t)	EUR	6,100,000	6,139,582
Northern Powergrid Yorkshire PLC 2.5% 4/1/2025 (t)	GBP	147,000	184,574
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (t)	EUR	3,275,000	3,433,819
			9,757,975
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.5% 10/16/2030 (t)	EUR	3,325,000	3,484,252
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		4,935,000	4,893,497
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		2,720,000	2,730,200
			7,623,697
Water Utilities - 0.2%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (t)	GBP	1,450,000	1,550,896
Anglian Water Services Financing PLC 5.875% 6/20/2031 (t)	GBP	3,103,000	3,966,742
Anglian Water Services Financing PLC 6.25% 9/12/2044 (t)	GBP	1,425,000	1,752,792
Anglian Water Services Financing PLC 6.293% 7/30/2030 (t)	GBP	2,044,000	2,659,934
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (t)	EUR	4,325,000	4,567,794
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (t)	GBP	1,170,000	1,374,623
South West Water Finance PLC 5.75% 12/11/2032 (t)	GBP	650,000	831,111
Southern Water Services Finance Ltd 1.625% 3/30/2027 (t)	GBP	1,765,000	1,986,505
Southern Water Services Finance Ltd 2.375% 5/28/2028 (t)	GBP	930,000	1,026,347
SW Finance I PLC 7.375% 12/12/2041 (t)	GBP	1,334,000	1,668,366
United Utilities Water Finance PLC 3.5% 2/27/2033 (t)	EUR	2,550,000	2,648,803
			24,033,913
TOTAL UTILITIES			44,899,837

TOTAL UNITED KINGDOM			503,560,734
UNITED STATES - 19.8%
Communication Services - 2.2%
Diversified Telecommunication Services - 0.3%
AT&T Inc 2.55% 12/1/2033		46,000,000	37,867,670
AT&T Inc 3.65% 9/15/2059		6,496,000	4,486,520
AT&T Inc 4.3% 2/15/2030		10,373,000	10,179,171
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		895,000	826,056
Consolidated Communications Inc 5% 10/1/2028 (d)		1,215,000	1,159,613
Frontier Communications Holdings LLC 5% 5/1/2028 (d)		5,717,000	5,657,292
Frontier Communications Holdings LLC 5.875% 11/1/2029		2,650,000	2,651,065
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)		208,000	219,894
Level 3 Financing Inc 10% 10/15/2032 (d)		490,000	490,732
Level 3 Financing Inc 10.5% 5/15/2030 (d)		7,534,000	8,202,643
Level 3 Financing Inc 11% 11/15/2029 (d)		2,119,796	2,405,398
Level 3 Financing Inc 3.625% 1/15/2029 (d)		1,573,000	1,226,589
Level 3 Financing Inc 3.75% 7/15/2029 (d)		905,000	696,850
Level 3 Financing Inc 3.875% 10/15/2030 (d)		1,865,000	1,459,791
Level 3 Financing Inc 4% 4/15/2031 (d)		580,000	450,950
Level 3 Financing Inc 4.25% 7/1/2028 (d)		495,000	440,549
Level 3 Financing Inc 4.5% 4/1/2030 (d)		4,455,000	3,675,375
Lumen Technologies Inc 4.5% 1/15/2029 (d)		515,000	426,243
Verizon Communications Inc 2.55% 3/21/2031		21,181,000	18,633,823
Verizon Communications Inc 3.75% 2/28/2036	EUR	1,925,000	2,034,896
Verizon Communications Inc 4.78% 2/15/2035 (d)		26,362,000	25,741,446
			128,932,566
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (d)		2,235,000	2,262,888
Media - 1.6%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		4,490,000	4,252,316
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		4,575,000	3,835,085
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		7,195,000	6,455,004
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		7,900,000	6,960,888
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)(u)		8,375,000	7,240,038
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)		1,185,000	1,084,345
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		825,000	741,250
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)(u)		3,061,000	2,976,662
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		4,414,000	3,581,258
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052		4,000,000	2,657,071
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		24,687,000	22,485,538
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		13,200,000	10,217,278
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		17,163,000	14,229,709
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		47,728,000	40,305,182
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		36,711,000	30,256,227
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		16,353,000	16,889,108
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		22,400,000	21,768,163
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		11,285,000	11,695,724
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		37,000,000	38,547,319
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		3,000,000	3,006,462
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (d)		1,769,000	1,729,489
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		2,367,000	2,098,359
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		3,520,000	3,594,325
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)(u)		3,180,000	3,349,036
Comcast Corp 3.9% 3/1/2038		3,341,000	2,898,786
Comcast Corp 4.65% 7/15/2042		7,870,000	7,091,648
Comcast Corp 6.45% 3/15/2037		1,399,000	1,536,176
CSC Holdings LLC 3.375% 2/15/2031 (d)		7,441,000	5,290,190
CSC Holdings LLC 4.125% 12/1/2030 (d)		3,005,000	2,208,684
CSC Holdings LLC 4.5% 11/15/2031 (d)		1,255,000	919,751
CSC Holdings LLC 4.625% 12/1/2030 (d)		9,138,000	4,850,672
CSC Holdings LLC 5.375% 2/1/2028 (d)		5,145,000	4,416,092
Discovery Communications LLC 3.625% 5/15/2030		22,575,000	20,509,831
Discovery Communications LLC 4.125% 5/15/2029		749,000	710,939
DISH DBS Corp 5.125% 6/1/2029		6,430,000	4,337,939
DISH DBS Corp 7.375% 7/1/2028		2,015,000	1,493,708
DISH Network Corp 11.75% 11/15/2027 (d)		4,639,000	4,894,941
EchoStar Corp 10.75% 11/30/2029		22,554,815	24,186,785
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		7,588,152	7,105,894
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)		3,030,000	3,183,057
Sirius XM Radio LLC 4.125% 7/1/2030 (d)		3,450,000	3,098,598
Sirius XM Radio LLC 5.5% 7/1/2029 (d)		138,000	135,142
Time Warner Cable LLC 4.5% 9/15/2042		18,291,000	14,138,225
Time Warner Cable LLC 5.5% 9/1/2041		8,265,000	7,308,369
Time Warner Cable LLC 5.875% 11/15/2040		10,540,000	9,769,749
Time Warner Cable LLC 6.55% 5/1/2037		29,622,000	29,529,550
Time Warner Cable LLC 7.3% 7/1/2038		24,672,000	26,102,853
Univision Communications Inc 4.5% 5/1/2029 (d)		2,915,000	2,630,294
Univision Communications Inc 6.625% 6/1/2027 (d)		4,513,000	4,522,288
Univision Communications Inc 7.375% 6/30/2030 (d)(u)		2,515,000	2,456,774
Univision Communications Inc 8% 8/15/2028 (d)		2,718,000	2,760,944
Univision Communications Inc 8.5% 7/31/2031 (d)		4,251,000	4,237,889
Warnermedia Holdings Inc 3.755% 3/15/2027		6,746,000	6,585,008
Warnermedia Holdings Inc 4.054% 3/15/2029		4,725,000	4,488,664
Warnermedia Holdings Inc 4.279% 3/15/2032		67,020,000	60,206,100
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	3,425,000	3,604,093
Warnermedia Holdings Inc 5.05% 3/15/2042		11,773,000	9,754,280
Warnermedia Holdings Inc 5.141% 3/15/2052		75,442,000	58,229,355
			605,149,104
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031		35,000,000	29,790,406
T-Mobile USA Inc 3.75% 4/15/2027		23,850,000	23,477,070
T-Mobile USA Inc 3.875% 4/15/2030		42,000,000	40,220,261
T-Mobile USA Inc 4.375% 4/15/2040		5,147,000	4,591,423
T-Mobile USA Inc 5.05% 7/15/2033		29,000,000	28,915,123
			126,994,283
TOTAL COMMUNICATION SERVICES			863,338,841

Consumer Discretionary - 0.8%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		2,319,000	2,319,062
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		2,270,000	2,322,505
Patrick Industries Inc 6.375% 11/1/2032 (d)		1,370,000	1,361,641
			6,003,208
Automobiles - 0.2%
Ford Motor Co 3.25% 2/12/2032		54,000,000	45,071,733
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(c)(d)		14,947,000	15,022,423
			60,094,156
Broadline Retail - 0.0%
CMG Media Corp 8.875% 6/18/2029 (d)		1,250,000	1,044,000
Kohl's Corp 4.25% 7/17/2025		1,327,000	1,315,376
Nordstrom Inc 4.25% 8/1/2031		2,260,000	2,011,202
Nordstrom Inc 4.375% 4/1/2030		1,185,000	1,087,395
Wayfair LLC 7.25% 10/31/2029 (d)(u)		3,420,000	3,473,403
			8,931,376
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (d)		1,990,000	2,104,562
Diversified Consumer Services - 0.1%
Service Corp International/US 4% 5/15/2031		1,650,000	1,500,332
Service Corp International/US 5.125% 6/1/2029 (u)		1,040,000	1,022,235
Service Corp International/US 5.75% 10/15/2032		895,000	887,913
Sotheby's 7.375% 10/15/2027 (d)		4,238,000	4,200,303
StoneMor Inc 8.5% 5/15/2029 (d)		3,020,000	2,763,693
TKC Holdings Inc 10.5% 5/15/2029 (d)		4,516,000	4,614,435
TKC Holdings Inc 6.875% 5/15/2028 (d)		3,230,000	3,238,560
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)		3,819,000	3,808,806
			22,036,277
Hotels, Restaurants & Leisure - 0.3%
Aramark Services Inc 5% 2/1/2028 (d)		2,324,000	2,284,248
Caesars Entertainment Inc 6% 10/15/2032 (d)		3,570,000	3,481,189
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		3,915,000	3,971,002
Caesars Entertainment Inc 7% 2/15/2030 (d)(u)		3,161,000	3,256,135
Caesars Entertainment Inc 8.125% 7/1/2027 (d)		1,367,000	1,380,128
Carnival Corp 5.75% 3/15/2030 (d)		4,710,000	4,724,855
Carnival Corp 6% 5/1/2029 (d)		2,885,000	2,892,689
Carnival Corp 6.125% 2/15/2033 (d)		2,315,000	2,330,132
Carnival Corp 6.65% 1/15/2028		450,000	461,695
Carnival Corp 7.625% 3/1/2026 (d)		6,600,000	6,611,187
ClubCorp Holdings Inc 8.5% 9/15/2025 (d)		1,275,000	1,249,781
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		7,477,000	6,952,632
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		6,640,000	5,882,657
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)		2,915,000	2,674,225
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		1,195,000	1,197,753
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		845,000	851,902
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(u)		1,755,000	1,781,764
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		4,085,000	4,131,288
Life Time Inc 6% 11/15/2031 (d)		4,595,000	4,611,981
Lindblad Expeditions LLC 6.75% 2/15/2027 (d)		490,000	491,708
McDonald's Corp 3.5% 7/1/2027		6,642,000	6,511,880
MGM Resorts International 6.5% 4/15/2032		2,100,000	2,115,808
Mohegan Tribal Gaming Authority 8% 2/1/2026 (d)		5,088,000	5,039,063
NCL Corp Ltd 5.875% 3/15/2026 (d)		213,000	213,064
NCL Corp Ltd 6.75% 2/1/2032 (d)		2,300,000	2,349,174
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)		2,445,000	2,413,597
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		1,930,000	1,933,403
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		2,320,000	2,307,835
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		4,335,000	4,383,838
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)		1,060,000	1,081,402
Station Casinos LLC 4.5% 2/15/2028 (d)		2,371,000	2,290,587
Station Casinos LLC 6.625% 3/15/2032 (d)		2,085,000	2,103,901
Times Square Hotel Trust 8.528% 8/1/2026 (d)		322,463	324,163
Viking Cruises Ltd 9.125% 7/15/2031 (d)		665,000	721,703
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)		950,000	939,657
VOC Escrow Ltd 5% 2/15/2028 (d)		1,305,000	1,280,311
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (d)		950,000	999,866
Yum! Brands Inc 4.625% 1/31/2032		5,170,000	4,862,124
Yum! Brands Inc 5.375% 4/1/2032		760,000	748,047
			103,838,374
Household Durables - 0.0%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)		1,345,000	1,258,480
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		1,655,000	1,657,113
Landsea Homes Corp 8.875% 4/1/2029 (d)		1,148,000	1,142,147
LGI Homes Inc 4% 7/15/2029 (d)		1,268,000	1,148,801
LGI Homes Inc 7% 11/15/2032 (d)		4,060,000	4,027,480
LGI Homes Inc 8.75% 12/15/2028 (d)		862,000	910,856
Newell Brands Inc 6.375% 5/15/2030		2,525,000	2,517,503
Newell Brands Inc 6.375% 9/15/2027		740,000	748,216
Newell Brands Inc 6.625% 5/15/2032		1,935,000	1,924,649
Newell Brands Inc 6.625% 9/15/2029		1,055,000	1,074,893
Newell Brands Inc 6.875% 4/1/2036 (i)		556,000	554,580
Newell Brands Inc 7% 4/1/2046 (i)		1,525,000	1,378,626
TopBuild Corp 4.125% 2/15/2032 (d)		1,870,000	1,688,592
			20,031,936
Specialty Retail - 0.2%
AutoNation Inc 4.75% 6/1/2030		2,958,000	2,910,268
Carvana Co 10.25% 5/1/2030 (d)		220,000	230,450
Carvana Co 11% 6/1/2030 pay-in-kind (b)(d)		1,174,080	1,246,350
Carvana Co 14% 6/1/2031 pay-in-kind (b)(d)		5,079,006	5,773,245
Carvana Co 4.875% 9/1/2029 (d)		1,397,000	1,208,405
Carvana Co 5.5% 4/15/2027 (d)		1,512,000	1,440,180
Carvana Co 5.625% 10/1/2025 (d)		6,795,000	6,744,038
Carvana Co 5.875% 10/1/2028 (d)		800,000	732,000
Carvana Co 9% 12/1/2028 pay-in-kind (b)(d)		1,861,036	1,927,703
Champions Financing Inc 8.75% 2/15/2029 (d)		4,498,000	4,158,664
LBM Acquisition LLC 6.25% 1/15/2029 (d)		2,705,000	2,489,646
Lowe's Cos Inc 3.35% 4/1/2027		2,389,000	2,337,745
Lowe's Cos Inc 4.45% 4/1/2062		33,905,000	27,152,897
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (u)		2,070,000	2,100,667
Staples Inc 10.75% 9/1/2029 (d)		4,446,000	4,245,990
Staples Inc 12.75% 1/15/2030 (d)		3,167,485	2,292,495
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)(u)		2,605,000	2,694,899
			69,685,642
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (d)		1,255,000	1,118,960
Wolverine World Wide Inc 4% 8/15/2029 (d)		2,480,000	2,141,074
			3,260,034
TOTAL CONSUMER DISCRETIONARY			295,985,565

Consumer Staples - 0.5%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)		4,595,000	4,577,455
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		4,205,000	3,887,020
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		3,815,000	3,682,697
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)(g)		2,490,000	2,521,052
C&S Group Enterprises LLC 5% 12/15/2028 (d)		4,046,000	3,394,717
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		5,530,000	5,750,952
Kroger Co/The 5% 9/15/2034		19,550,000	19,282,518
Performance Food Group Inc 5.5% 10/15/2027 (d)		2,247,000	2,236,943
Performance Food Group Inc 6.125% 9/15/2032 (d)		3,565,000	3,583,000
US Foods Inc 4.75% 2/15/2029 (d)		3,290,000	3,182,594
US Foods Inc 5.75% 4/15/2033 (d)		1,970,000	1,937,219
US Foods Inc 6.875% 9/15/2028 (d)		1,230,000	1,274,838
Walgreen Co 4.4% 9/15/2042		655,000	461,230
Walgreens Boots Alliance Inc 4.1% 4/15/2050		545,000	386,176
Walgreens Boots Alliance Inc 4.65% 6/1/2046		480,000	334,136
			51,915,092
Food Products - 0.1%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (b)(d)		1,285,000	1,409,511
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)		1,895,000	1,956,233
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)		1,255,000	1,323,896
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 5.95% 4/20/2035 (d)		33,556,000	34,628,114
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)		5,800,000	5,407,535
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		850,000	780,399
Post Holdings Inc 4.625% 4/15/2030 (d)		2,555,000	2,396,031
Post Holdings Inc 5.5% 12/15/2029 (d)(u)		3,595,000	3,521,846
Post Holdings Inc 6.25% 10/15/2034 (d)		1,255,000	1,247,835
Post Holdings Inc 6.25% 2/15/2032 (d)		2,480,000	2,498,955
Post Holdings Inc 6.375% 3/1/2033 (d)		2,140,000	2,133,710
			57,304,065
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		1,510,000	1,523,006
Tobacco - 0.3%
Altria Group Inc 3.875% 9/16/2046		28,850,000	21,515,500
Altria Group Inc 4.25% 8/9/2042		17,795,000	14,493,673
Altria Group Inc 4.5% 5/2/2043		11,887,000	9,996,421
Altria Group Inc 4.8% 2/14/2029		3,305,000	3,314,604
Altria Group Inc 5.95% 2/14/2049		14,275,000	14,365,670
			63,685,868
TOTAL CONSUMER STAPLES			179,005,486

Energy - 2.0%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		2,175,000	2,201,724
Halliburton Co 3.8% 11/15/2025		152,000	151,107
Halliburton Co 4.85% 11/15/2035		5,447,000	5,284,891
Nabors Industries Inc 8.875% 8/15/2031 (d)		2,294,000	2,065,055
Nabors Industries Inc 9.125% 1/31/2030 (d)		505,000	513,478
Nabors Industries Ltd 7.5% 1/15/2028 (d)		795,000	754,819
Star Holding LLC 8.75% 8/1/2031 (d)		1,435,000	1,385,449
Transocean Aquila Ltd 8% 9/30/2028 (d)		626,308	641,003
Transocean Inc 8% 2/1/2027 (d)		5,134,000	5,131,799
Transocean Inc 8.25% 5/15/2029 (d)		1,985,000	1,964,071
Transocean Inc 8.5% 5/15/2031 (d)		2,490,000	2,458,817
Transocean Inc 8.75% 2/15/2030 (d)		1,444,000	1,507,296
Transocean Poseidon Ltd 6.875% 2/1/2027 (d)		1,109,325	1,107,303
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		1,230,000	1,236,550
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)		2,100,000	2,158,241
Valaris Ltd 8.375% 4/30/2030 (d)		3,900,000	3,950,747
			32,512,350
Oil, Gas & Consumable Fuels - 1.9%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)		3,355,000	3,458,719
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)		950,000	949,291
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (d)		730,000	753,049
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (d)		730,000	763,067
California Resources Corp 7.125% 2/1/2026 (d)		263,000	262,685
California Resources Corp 8.25% 6/15/2029 (d)		5,970,000	6,141,120
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		990,000	949,792
Cheniere Energy Partners LP 5.75% 8/15/2034		2,455,000	2,512,962
CITGO Petroleum Corp 6.375% 6/15/2026 (d)		4,172,000	4,172,284
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		3,196,000	3,296,798
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		2,780,000	2,590,028
CNX Resources Corp 7.25% 3/1/2032 (d)		3,070,000	3,144,534
CNX Resources Corp 7.375% 1/15/2031 (d)(u)		2,150,000	2,209,000
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)		3,692,000	3,849,400
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)		9,954,000	10,396,976
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)		2,975,000	3,168,548
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)		5,356,000	5,799,936
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)		3,206,000	3,531,370
Comstock Resources Inc 5.875% 1/15/2030 (d)		4,274,000	4,071,228
Comstock Resources Inc 6.75% 3/1/2029 (d)		3,305,000	3,249,274
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		4,195,000	4,468,501
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (d)		2,795,000	2,838,423
CVR CHC LP 5.75% 2/15/2028 (d)		5,787,000	5,490,871
CVR CHC LP 8.5% 1/15/2029 (d)		2,858,000	2,819,002
DCP Midstream Operating LP 6.45% 11/3/2036 (d)		8,754,000	9,219,357
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		6,325,000	6,413,847
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		3,060,000	3,207,746
DT Midstream Inc 4.125% 6/15/2029 (d)		2,270,000	2,152,058
DT Midstream Inc 4.375% 6/15/2031 (d)		950,000	882,372
DT Midstream Inc 5.8% 12/15/2034 (d)		2,282,000	2,322,081
Energy Transfer LP 3.75% 5/15/2030		18,703,000	17,686,848
Energy Transfer LP 4.95% 6/15/2028		12,566,000	12,654,931
Energy Transfer LP 5% 5/15/2050		36,762,000	32,061,595
Energy Transfer LP 5.25% 4/15/2029		6,576,000	6,673,796
Energy Transfer LP 5.4% 10/1/2047		33,221,000	30,703,147
Energy Transfer LP 5.8% 6/15/2038		7,006,000	7,105,468
Energy Transfer LP 6% 6/15/2048		6,263,000	6,226,383
Energy Transfer LP 6.125% 12/15/2045		1,400,000	1,415,718
Energy Transfer LP 6.25% 4/15/2049		4,516,000	4,622,294
Energy Transfer LP 7.375% 2/1/2031 (d)		1,695,000	1,787,133
Expand Energy Corp 4.75% 2/1/2032		2,275,000	2,158,482
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		5,790,000	5,848,103
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		2,440,000	2,455,106
Global Partners LP / GLP Finance Corp 7% 8/1/2027		5,189,000	5,207,400
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)		1,010,000	1,052,143
Harvest Midstream I LP 7.5% 5/15/2032 (d)		1,235,000	1,294,473
Harvest Midstream I LP 7.5% 9/1/2028 (d)		3,815,000	3,895,889
Hess Corp 5.6% 2/15/2041		19,538,000	19,786,467
Hess Corp 5.8% 4/1/2047		15,757,000	16,256,879
Hess Corp 7.125% 3/15/2033		3,656,000	4,143,385
Hess Corp 7.3% 8/15/2031		8,054,000	9,124,584
Hess Corp 7.875% 10/1/2029		13,500,000	15,193,899
Hess Midstream Operations LP 4.25% 2/15/2030 (d)		1,370,000	1,292,390
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		3,922,000	3,872,766
Hess Midstream Operations LP 5.5% 10/15/2030 (d)(u)		850,000	839,425
Hess Midstream Operations LP 5.625% 2/15/2026 (d)		4,255,000	4,254,399
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		2,320,000	2,336,831
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		910,000	929,398
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		1,490,000	1,552,538
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (d)		3,500,000	3,693,088
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		27,364,000	26,143,276
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		1,203,000	1,287,071
Kinder Morgan Inc 5.05% 2/15/2046		3,092,000	2,771,219
Kinder Morgan Inc 5.55% 6/1/2045		7,786,000	7,468,790
Kinetik Holdings LP 5.875% 6/15/2030 (d)(u)		2,300,000	2,295,542
Kinetik Holdings LP 6.625% 12/15/2028 (d)		3,065,000	3,135,492
Matador Resources Co 6.25% 4/15/2033 (d)		1,240,000	1,218,367
Matador Resources Co 6.5% 4/15/2032 (d)		2,520,000	2,520,062
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		3,778,000	3,796,992
MPLX LP 4.8% 2/15/2029		3,672,000	3,673,457
MPLX LP 4.95% 9/1/2032		22,661,000	22,293,517
MPLX LP 5.5% 2/15/2049		11,018,000	10,341,213
Murphy Oil Corp 6% 10/1/2032		800,000	775,811
Murphy Oil USA Inc 3.75% 2/15/2031 (d)		1,205,000	1,077,758
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)		3,040,000	3,084,962
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)		950,000	989,240
Occidental Petroleum Corp 5.55% 3/15/2026		14,762,000	14,828,532
Occidental Petroleum Corp 6.45% 9/15/2036		16,266,000	16,995,594
Occidental Petroleum Corp 6.6% 3/15/2046		18,160,000	18,821,841
Occidental Petroleum Corp 6.625% 9/1/2030		27,000,000	28,533,925
Occidental Petroleum Corp 7.5% 5/1/2031		21,425,000	23,736,929
ONEOK Inc 4.25% 9/24/2027		8,535,000	8,452,657
ONEOK Inc 4.4% 10/15/2029		8,925,000	8,758,641
ONEOK Inc 4.75% 10/15/2031		17,361,000	17,079,371
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		6,380,000	6,113,404
Permian Resources Operating LLC 5.875% 7/1/2029 (d)		2,750,000	2,736,250
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		1,000,000	1,005,024
Permian Resources Operating LLC 7% 1/15/2032 (d)		660,000	678,071
Phillips 66 3.85% 4/9/2025		2,401,000	2,398,601
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		4,919,000	4,650,361
Prairie Acquiror LP 9% 8/1/2029 (d)		645,000	668,454
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		220,000	207,413
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		2,130,000	2,051,537
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		990,000	976,268
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		31,000,000	30,543,290
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)		1,230,000	1,288,552
SM Energy Co 6.75% 8/1/2029 (d)		495,000	495,842
SM Energy Co 7% 8/1/2032 (d)(u)		495,000	495,220
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		2,900,000	2,774,747
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		2,625,000	2,624,679
Sunoco LP 7% 5/1/2029 (d)		950,000	984,457
Sunoco LP 7.25% 5/1/2032 (d)		1,445,000	1,507,882
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		3,515,000	3,450,037
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		8,992,000	8,726,527
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)		1,090,000	1,089,601
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		5,565,000	5,372,923
Talos Production Inc 9% 2/1/2029 (d)		885,000	915,189
Talos Production Inc 9.375% 2/1/2031 (d)(u)		1,240,000	1,275,970
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		3,952,000	3,662,767
TransMontaigne Partners LLC 8.5% 6/15/2030 (d)		2,295,000	2,328,202
Western Gas Partners LP 4.05% 2/1/2030 (i)		19,000,000	18,100,234
Western Gas Partners LP 4.65% 7/1/2026		5,039,000	5,034,246
Western Gas Partners LP 4.75% 8/15/2028		3,701,000	3,684,203
Williams Cos Inc/The 3.5% 11/15/2030		32,834,000	30,655,866
Williams Cos Inc/The 4% 9/15/2025		1,911,000	1,903,858
Williams Cos Inc/The 4.65% 8/15/2032		23,596,000	22,867,020
Williams Cos Inc/The 5.3% 8/15/2052		5,344,000	5,017,834
			737,574,065
TOTAL ENERGY			770,086,415

Financials - 8.0%
Banks - 3.4%
Bank of America Corp 2.299% 7/21/2032 (b)		34,460,000	29,438,912
Bank of America Corp 2.496% 2/13/2031 (b)		10,000,000	8,956,079
Bank of America Corp 3.419% 12/20/2028 (b)		14,844,000	14,338,058
Bank of America Corp 3.705% 4/24/2028 (b)		20,736,000	20,317,248
Bank of America Corp 4.25% 10/22/2026		9,380,000	9,337,850
Bank of America Corp 4.571% 4/27/2033 (b)		10,000,000	9,682,706
Bank of America Corp 5.015% 7/22/2033 (b)		202,394,000	201,989,664
Bank of America Corp 5.468% 1/23/2035 (b)		31,000,000	31,525,441
Citigroup Inc 2.666% 1/29/2031 (b)		10,000,000	9,016,707
Citigroup Inc 4.3% 11/20/2026		5,384,000	5,362,439
Citigroup Inc 4.4% 6/10/2025		13,145,000	13,130,322
Citigroup Inc 4.412% 3/31/2031 (b)		42,031,000	40,971,692
Citigroup Inc 4.45% 9/29/2027		19,254,000	19,132,095
Citigroup Inc 4.6% 3/9/2026		8,567,000	8,567,739
Citigroup Inc 4.91% 5/24/2033 (b)		98,011,000	96,347,761
Citizens Financial Group Inc 2.638% 9/30/2032		10,185,000	8,463,623
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)		2,274,000	2,205,775
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)		905,000	943,086
JPMorgan Chase & Co 2.739% 10/15/2030 (b)		10,000,000	9,159,672
JPMorgan Chase & Co 2.956% 5/13/2031 (b)		16,800,000	15,270,054
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(t)	EUR	2,350,000	2,514,640
JPMorgan Chase & Co 4.452% 12/5/2029 (b)		40,200,000	39,923,584
JPMorgan Chase & Co 4.493% 3/24/2031 (b)		60,900,000	60,177,323
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		89,633,000	87,480,956
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		89,141,000	88,817,385
JPMorgan Chase & Co 5.299% 7/24/2029 (b)		35,000,000	35,658,940
JPMorgan Chase & Co 5.336% 1/23/2035 (b)		45,000,000	45,646,848
JPMorgan Chase & Co 5.717% 9/14/2033 (b)		41,000,000	42,431,670
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)		25,000,000	23,969,987
Synchrony Bank 5.4% 8/22/2025		21,633,000	21,670,348
Synchrony Bank 5.625% 8/23/2027		19,587,000	19,857,857
Wells Fargo & Co 2.572% 2/11/2031 (b)		10,000,000	8,995,737
Wells Fargo & Co 3.526% 3/24/2028 (b)		33,177,000	32,441,914
Wells Fargo & Co 4.478% 4/4/2031 (b)		58,414,000	57,396,114
Wells Fargo & Co 4.897% 7/25/2033 (b)		54,000,000	53,257,849
Wells Fargo & Co 5.013% 4/4/2051 (b)		32,932,000	30,413,548
Wells Fargo & Co 5.389% 4/24/2034 (b)		29,117,000	29,459,901
Wells Fargo & Co 5.499% 1/23/2035 (b)		10,279,000	10,447,746
Wells Fargo & Co 5.574% 7/25/2029 (b)		33,000,000	33,836,969
Wells Fargo & Co 6.303% 10/23/2029 (b)		20,000,000	21,034,512
Western Alliance Bancorp 3% 6/15/2031 (b)		4,737,000	4,440,938
			1,304,031,689
Capital Markets - 2.2%
Ares Capital Corp 3.875% 1/15/2026		47,916,000	47,519,589
Athene Global Funding 5.339% 1/15/2027 (d)		46,561,000	47,048,903
Athene Global Funding 5.583% 1/9/2029 (d)		20,758,000	21,234,739
Blackstone Private Credit Fund 4.7% 3/24/2025		63,655,000	63,623,092
Blackstone Private Credit Fund 4.875% 4/14/2026 (t)	GBP	3,591,000	4,476,916
Blackstone Private Credit Fund 7.05% 9/29/2025		28,315,000	28,644,336
Coinbase Global Inc 3.625% 10/1/2031 (d)		2,775,000	2,405,825
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)		34,782,000	29,832,833
Goldman Sachs Group Inc/The 2.6% 2/7/2030		10,000,000	9,043,490
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		64,036,000	56,495,552
Goldman Sachs Group Inc/The 3.5% 1/23/2033 (b)(t)	EUR	4,431,000	4,657,999
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)		128,004,000	125,280,158
Goldman Sachs Group Inc/The 3.8% 3/15/2030		70,690,000	67,576,641
Goldman Sachs Group Inc/The 6.75% 10/1/2037		6,976,000	7,638,939
Hightower Holding LLC 6.75% 4/15/2029 (d)		1,140,000	1,109,325
Hightower Holding LLC 9.125% 1/31/2030 (d)		4,325,000	4,545,939
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)		1,320,000	1,248,990
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		3,793,000	3,808,005
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		3,020,000	3,133,244
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		680,000	649,544
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		1,360,000	1,357,989
Moody's Corp 3.25% 1/15/2028		7,339,000	7,119,033
Moody's Corp 3.75% 3/24/2025		20,324,000	20,306,015
Morgan Stanley 2.699% 1/22/2031 (b)		10,000,000	9,051,630
Morgan Stanley 3.622% 4/1/2031 (b)		39,278,000	37,089,690
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	2,550,000	2,736,286
Morgan Stanley 4.431% 1/23/2030 (b)		14,132,000	13,949,134
Morgan Stanley 4.889% 7/20/2033 (b)		69,805,000	68,999,862
Morgan Stanley 5.25% 4/21/2034 (b)		45,000,000	45,273,225
Morgan Stanley 5.449% 7/20/2029 (b)		16,205,000	16,582,749
Morgan Stanley 5.831% 4/19/2035 (b)		32,000,000	33,348,115
Morgan Stanley 6.407% 11/1/2029 (b)		70,000,000	73,857,522
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		2,505,000	2,589,023
			862,234,332
Consumer Finance - 1.2%
Ally Financial Inc 5.543% 1/17/2031 (b)		5,005,000	5,030,047
Ally Financial Inc 5.75% 11/20/2025		20,763,000	20,837,914
Ally Financial Inc 5.8% 5/1/2025		20,531,000	20,544,091
Ally Financial Inc 6.646% 1/17/2040 (b)		4,596,000	4,566,499
Ally Financial Inc 6.7% 2/14/2033		5,050,000	5,218,228
Ally Financial Inc 7.1% 11/15/2027		32,320,000	34,089,412
Ally Financial Inc 8% 11/1/2031		42,441,000	47,986,997
Capital One Financial Corp 2.636% 3/3/2026 (b)(c)		17,584,000	17,584,000
Capital One Financial Corp 3.273% 3/1/2030 (b)		22,490,000	21,117,882
Capital One Financial Corp 3.65% 5/11/2027		52,443,000	51,383,554
Capital One Financial Corp 3.8% 1/31/2028		24,176,000	23,639,588
Capital One Financial Corp 4.985% 7/24/2026 (b)		22,984,000	23,012,569
Capital One Financial Corp 5.247% 7/26/2030 (b)		35,910,000	36,359,113
Capital One Financial Corp 5.817% 2/1/2034 (b)		6,428,000	6,575,831
Capital One Financial Corp 6.377% 6/8/2034 (b)		3,572,000	3,790,836
Capital One Financial Corp 7.624% 10/30/2031 (b)		47,805,000	53,527,395
Discover Financial Services 4.1% 2/9/2027		11,988,000	11,845,391
Discover Financial Services 4.5% 1/30/2026		15,184,000	15,164,927
Encore Capital Group Inc 8.5% 5/15/2030 (d)		4,615,000	4,856,522
Encore Capital Group Inc 9.25% 4/1/2029 (d)		1,790,000	1,905,349
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	2,175,000	2,301,981
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	3,580,000	4,585,976
Ford Motor Credit Co LLC U.S. SOFR Index + 2.95%, 7.3606% 3/6/2026 (b)(c)		2,490,000	2,531,251
Navient Corp 4.875% 3/15/2028		505,000	489,287
Navient Corp 5% 3/15/2027		505,000	497,013
Navient Corp 5.625% 8/1/2033		735,000	656,271
OneMain Finance Corp 3.5% 1/15/2027		1,733,000	1,672,031
OneMain Finance Corp 3.875% 9/15/2028		5,655,000	5,301,616
OneMain Finance Corp 6.625% 5/15/2029		3,410,000	3,475,796
OneMain Finance Corp 7.125% 11/15/2031		870,000	895,293
OneMain Finance Corp 7.125% 3/15/2026		5,110,000	5,211,310
OneMain Finance Corp 9% 1/15/2029		5,000	5,280
PRA Group Inc 8.875% 1/31/2030 (d)		2,325,000	2,447,514
RFNA LP 7.875% 2/15/2030 (d)		1,700,000	1,731,960
SLM Corp 6.5% 1/31/2030		2,370,000	2,435,175
Synchrony Financial 3.95% 12/1/2027		24,512,000	23,900,660
			467,174,559
Financial Services - 0.8%
Azorra Finance Ltd 7.75% 4/15/2030 (d)		2,290,000	2,329,475
Block Inc 3.5% 6/1/2031		5,189,000	4,607,343
Block Inc 6.5% 5/15/2032 (d)		6,385,000	6,514,967
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)		4,925,000	5,151,593
Clue Opco LLC 9.5% 10/15/2031 (d)		1,567,000	1,615,586
Corebridge Financial Inc 3.5% 4/4/2025		7,079,000	7,071,187
Corebridge Financial Inc 3.65% 4/5/2027		24,155,000	23,702,312
Corebridge Financial Inc 3.85% 4/5/2029		9,902,000	9,546,234
Corebridge Financial Inc 3.9% 4/5/2032		11,788,000	10,955,240
Corebridge Financial Inc 4.35% 4/5/2042		2,681,000	2,304,042
Corebridge Financial Inc 4.4% 4/5/2052		7,930,000	6,566,016
Equitable Holdings Inc 4.572% 2/15/2029 (d)		4,941,000	4,879,468
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		1,315,000	1,336,470
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		6,355,000	5,465,126
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		7,166,000	6,966,123
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		3,334,000	3,326,520
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		2,780,000	2,731,536
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029 (u)		395,000	402,676
Jackson Financial Inc 3.125% 11/23/2031		2,681,000	2,349,417
Jackson Financial Inc 5.17% 6/8/2027		10,301,000	10,406,565
Jackson Financial Inc 5.67% 6/8/2032		11,039,000	11,271,845
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027		32,955,000	31,653,506
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		33,235,000	28,557,729
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		9,085,000	8,175,036
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028		11,235,000	11,347,698
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030		6,505,000	6,550,151
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033		30,595,000	31,099,267
NCR Atleos Corp 9.5% 4/1/2029 (d)		1,970,000	2,150,549
NFE Financing LLC 12% 11/15/2029 (d)		10,080,797	9,961,860
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)		2,380,000	2,380,547
Pine Street Trust II 5.568% 2/15/2049 (d)		19,200,000	18,434,851
Saks Global Enterprises LLC 11% 12/15/2029 (d)		2,845,000	2,626,734
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		2,460,000	2,506,917
UWM Holdings LLC 6.625% 2/1/2030 (d)		4,495,000	4,532,812
WEX Inc 6.5% 3/15/2033 (d)		3,745,000	3,749,311
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		6,730,000	6,957,306
			300,184,015
Insurance - 0.4%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)		760,000	719,460
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		1,060,000	1,094,269
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)		1,030,000	1,067,993
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		1,060,000	1,110,604
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (d)		6,006,000	5,793,435
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		500,000	501,172
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)		3,269,000	3,307,123
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (d)		675,000	688,082
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		1,760,000	1,796,344
AmWINS Group Inc 4.875% 6/30/2029 (d)		6,145,000	5,854,823
AmWINS Group Inc 6.375% 2/15/2029 (d)		2,070,000	2,093,459
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		4,105,000	4,127,889
Five Corners Funding Trust II 2.85% 5/15/2030 (d)		42,017,000	38,248,461
HUB International Ltd 7.25% 6/15/2030 (d)		2,035,000	2,101,542
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)		8,055,000	7,980,093
Marsh & McLennan Cos Inc 4.375% 3/15/2029		12,747,000	12,667,651
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (d)		21,378,000	14,525,714
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)		3,230,000	3,323,903
Prudential Financial Inc 5.375% 5/15/2045 (b)		11,144,000	11,098,307
Unum Group 3.875% 11/5/2025		13,752,000	13,615,870
Unum Group 4% 6/15/2029		15,636,000	15,164,997
Unum Group 4.046% 8/15/2041 (d)		1,112,000	906,555
Unum Group 5.75% 8/15/2042		15,440,000	15,439,626
			163,227,372
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 6.25% 10/15/2025 (d)		455,000	454,476
Rithm Capital Corp 8% 4/1/2029 (d)		1,000,000	1,015,085
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		490,000	476,827
Starwood Property Trust Inc 4.75% 3/15/2025		250,000	249,632
Starwood Property Trust Inc 6% 4/15/2030 (d)		2,020,000	2,005,344
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		2,405,000	2,439,947
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		1,245,000	1,294,794
			7,936,105
TOTAL FINANCIALS			3,104,788,072

Health Care - 1.2%
Biotechnology - 0.1%
Amgen Inc 5.25% 3/2/2033		13,756,000	13,968,427
Amgen Inc 5.6% 3/2/2043		13,068,000	13,163,833
Amgen Inc 5.75% 3/2/2063		11,839,000	11,856,039
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		1,640,000	1,316,802
			40,305,101
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (d)		3,976,000	3,697,074
Avantor Funding Inc 3.875% 11/1/2029 (d)		1,415,000	1,311,328
Avantor Funding Inc 4.625% 7/15/2028 (d)		1,177,000	1,139,084
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		10,110,000	10,261,176
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		1,647,000	1,694,155
			18,102,817
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028		29,620,000	26,985,858
Centene Corp 2.625% 8/1/2031		13,830,000	11,652,653
Centene Corp 3.375% 2/15/2030		24,530,000	22,197,033
Centene Corp 4.25% 12/15/2027		15,485,000	15,067,772
Centene Corp 4.625% 12/15/2029		24,065,000	23,113,706
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		7,875,000	6,396,258
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		11,420,000	9,679,725
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		3,245,000	2,116,938
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)		4,057,000	2,829,758
Cigna Group/The 3.05% 10/15/2027		10,400,000	10,046,864
CVS Health Corp 3% 8/15/2026		2,303,000	2,251,129
CVS Health Corp 3.625% 4/1/2027		7,027,000	6,882,820
CVS Health Corp 4.78% 3/25/2038		18,481,000	16,767,276
CVS Health Corp 5% 1/30/2029		10,678,000	10,727,354
CVS Health Corp 5.25% 1/30/2031		4,378,000	4,411,110
CVS Health Corp 6.75% 12/10/2054 (b)		1,812,000	1,811,893
CVS Health Corp 7% 3/10/2055 (b)		5,226,000	5,273,212
DaVita Inc 3.75% 2/15/2031 (d)		1,165,000	1,022,096
DaVita Inc 4.625% 6/1/2030 (d)		7,070,000	6,557,250
DaVita Inc 6.875% 9/1/2032 (d)		3,605,000	3,662,089
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		1,472,000	1,418,482
HCA Inc 3.5% 9/1/2030		20,891,000	19,420,667
HCA Inc 3.625% 3/15/2032		3,086,000	2,793,196
HCA Inc 5.5% 6/1/2033		18,000,000	18,167,531
HCA Inc 5.625% 9/1/2028		16,701,000	17,061,156
HCA Inc 5.875% 2/1/2029		15,195,000	15,648,347
Humana Inc 3.7% 3/23/2029		9,378,000	8,976,667
LifePoint Health Inc 10% 6/1/2032 (d)		1,436,000	1,403,141
ModivCare Inc 5% 10/1/2029 (d)		950,000	344,565
Molina Healthcare Inc 6.25% 1/15/2033 (d)		4,890,000	4,832,465
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		2,355,000	2,279,730
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		1,470,000	1,391,930
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(d)		4,591,339	4,568,382
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(d)		256,981	243,490
Sabra Health Care LP 3.2% 12/1/2031		36,074,000	31,728,477
Select Medical Corp 6.25% 12/1/2032 (d)(u)		4,555,000	4,532,094
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		2,800,000	2,800,809
Tenet Healthcare Corp 4.25% 6/1/2029		3,970,000	3,746,339
Tenet Healthcare Corp 4.375% 1/15/2030		4,410,000	4,147,075
Tenet Healthcare Corp 4.625% 6/15/2028		4,010,000	3,874,371
Tenet Healthcare Corp 6.125% 10/1/2028		4,615,000	4,612,182
Tenet Healthcare Corp 6.125% 6/15/2030		3,770,000	3,776,567
Tenet Healthcare Corp 6.25% 2/1/2027		545,000	544,335
Tenet Healthcare Corp 6.75% 5/15/2031		665,000	678,484
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		6,970,000	6,804,672
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		2,746,000	2,807,090
			358,055,038
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (d)		385,000	382,706
IQVIA Inc 6.5% 5/15/2030 (d)		1,895,000	1,942,197
			2,324,903
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		1,715,000	1,602,202
Charles River Laboratories International Inc 4% 3/15/2031 (d)		1,715,000	1,552,282
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)		1,135,000	1,090,616
			4,245,100
Pharmaceuticals - 0.1%
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		475,000	460,453
Bausch Health Americas Inc 9.25% 4/1/2026 (d)		3,045,000	3,029,775
Bausch Health Cos Inc 11% 9/30/2028 (d)		2,005,000	2,030,063
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		2,850,000	2,472,375
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		2,095,000	1,352,679
Bausch Health Cos Inc 5.5% 11/1/2025 (d)		10,764,000	10,737,090
Bausch Health Cos Inc 5.75% 8/15/2027 (d)		1,185,000	1,127,231
Bausch Health Cos Inc 9% 12/15/2025 (d)		2,160,000	2,149,200
Elanco Animal Health Inc 6.65% 8/28/2028 (b)		4,279,000	4,359,355
Jazz Securities DAC 4.375% 1/15/2029 (d)		2,190,000	2,100,216
Mylan Inc 4.55% 4/15/2028		13,507,000	13,359,758
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		4,165,000	3,961,859
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(u)		3,320,000	3,025,267
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		510,000	517,149
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)(u)		1,015,000	1,041,411
Utah Acquisition Sub Inc 3.95% 6/15/2026		4,272,000	4,226,220
			55,950,101
TOTAL HEALTH CARE			478,983,060

Industrials - 0.9%
Aerospace & Defense - 0.5%
Boeing Co 3.55% 3/1/2038		2,570,000	2,020,256
Boeing Co 5.15% 5/1/2030		18,842,000	18,864,353
Boeing Co 5.705% 5/1/2040		13,710,000	13,488,593
Boeing Co 5.805% 5/1/2050		3,812,000	3,676,968
Boeing Co 5.93% 5/1/2060		13,710,000	13,122,788
Boeing Co 6.259% 5/1/2027		3,585,000	3,682,823
Boeing Co 6.298% 5/1/2029		8,683,000	9,097,436
Boeing Co 6.388% 5/1/2031		6,576,000	7,006,124
Boeing Co 6.528% 5/1/2034		7,038,000	7,539,454
Boeing Co 6.858% 5/1/2054		10,596,000	11,673,388
Boeing Co 7.008% 5/1/2064		10,000,000	11,078,343
BWX Technologies Inc 4.125% 6/30/2028 (d)		4,365,000	4,145,640
Goat Holdco LLC 6.75% 2/1/2032 (d)		3,305,000	3,303,562
OneSky Flight LLC 8.875% 12/15/2029 (d)		2,285,000	2,372,063
Spirit AeroSystems Inc 9.75% 11/15/2030 (d)		1,515,000	1,677,279
TransDigm Inc 4.625% 1/15/2029		7,395,000	7,029,099
TransDigm Inc 5.5% 11/15/2027		10,180,000	10,080,650
TransDigm Inc 6% 1/15/2033 (d)		1,260,000	1,247,458
TransDigm Inc 6.375% 3/1/2029 (d)		5,205,000	5,273,593
TransDigm Inc 6.625% 3/1/2032 (d)(u)		1,660,000	1,691,513
TransDigm Inc 6.75% 8/15/2028 (d)		2,555,000	2,602,906
TransDigm Inc 7.125% 12/1/2031 (d)		415,000	427,925
			141,102,214
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)(u)		7,897,000	8,113,122
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)		3,125,000	3,212,281
			11,325,403
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)		3,005,000	2,966,687
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)(u)		205,000	207,638
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (b)(d)		1,083,000	1,064,573
Builders FirstSource Inc 4.25% 2/1/2032 (d)		3,090,000	2,796,012
Builders FirstSource Inc 6.375% 3/1/2034 (d)		1,250,000	1,265,194
Carrier Global Corp 4.5% 11/29/2032	EUR	1,650,000	1,845,165
Carrier Global Corp 5.9% 3/15/2034		2,545,000	2,690,036
Carrier Global Corp 6.2% 3/15/2054		1,576,000	1,714,658
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		6,650,000	6,727,619
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		1,450,000	1,481,234
Masterbrand Inc 7% 7/15/2032 (d)		1,135,000	1,155,281
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)		1,055,000	1,075,140
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (d)		2,970,000	2,901,783
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		2,255,000	2,283,792
			30,174,812
Commercial Services & Supplies - 0.2%
ADT Security Corp/The 4.125% 8/1/2029 (d)		2,555,000	2,412,504
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		2,420,000	2,292,208
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (d)		6,595,000	6,638,072
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		4,855,000	5,006,675
Artera Services LLC 8.5% 2/15/2031 (d)		14,155,000	14,168,136
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		7,987,000	8,134,496
Clean Harbors Inc 6.375% 2/1/2031 (d)		945,000	958,184
CoreCivic Inc 4.75% 10/15/2027		6,040,000	5,878,952
CoreCivic Inc 8.25% 4/15/2029		5,085,000	5,390,573
GEO Group Inc/The 10.25% 4/15/2031		3,665,000	4,015,594
GEO Group Inc/The 8.625% 4/15/2029		3,710,000	3,927,397
GFL Environmental Inc 3.5% 9/1/2028 (d)		1,935,000	1,820,354
GFL Environmental Inc 3.75% 8/1/2025 (d)		2,000,000	1,991,726
GFL Environmental Inc 5.125% 12/15/2026 (d)		2,000,000	1,998,788
GFL Environmental Inc 6.75% 1/15/2031 (d)		405,000	420,001
Madison IAQ LLC 5.875% 6/30/2029 (d)		2,405,000	2,319,099
Neptune Bidco US Inc 9.29% 4/15/2029 (d)(u)		4,365,000	3,906,675
Reworld Holding Corp 4.875% 12/1/2029 (d)		3,383,000	3,187,937
Waste Pro USA Inc 7% 2/1/2033 (d)		2,100,000	2,126,241
Williams Scotsman Inc 6.625% 6/15/2029 (d)		2,255,000	2,297,054
			78,890,666
Construction & Engineering - 0.0%
Amsted Industries Inc 6.375% 3/15/2033 (d)(g)		2,400,000	2,406,803
Pike Corp 5.5% 9/1/2028 (d)		4,668,000	4,567,171
Pike Corp 8.625% 1/31/2031 (d)		3,795,000	4,078,228
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		5,044,000	5,100,857
			16,153,059
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (d)		1,985,000	1,845,655
WESCO Distribution Inc 6.375% 3/15/2033 (d)		3,585,000	3,618,382
			5,464,037
Ground Transportation - 0.0%
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		5,030,000	5,071,196
XPO Inc 6.25% 6/1/2028 (d)		90,000	91,035
XPO Inc 7.125% 2/1/2032 (d)		3,680,000	3,821,176
XPO Inc 7.125% 6/1/2031 (d)		940,000	973,499
			9,956,906
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		1,900,000	1,833,148
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (d)		220,000	219,519
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		2,130,000	2,210,695
			4,263,362
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (d)		256,000	267,471
Mueller Water Products Inc 4% 6/15/2029 (d)		1,465,000	1,377,168
			1,644,639
Passenger Airlines - 0.0%
American Airlines Inc 7.25% 2/15/2028 (d)(u)		950,000	971,402
American Airlines Inc 8.5% 5/15/2029 (d)		1,870,000	1,970,496
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		2,803,333	2,800,411
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (d)		148,874	148,577
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		2,475,000	2,620,042
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (d)		870,000	752,550
			9,263,478
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		2,565,000	2,618,057
TriNet Group Inc 3.5% 3/1/2029 (d)		5,175,000	4,745,839
			7,363,896
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025		24,376,000	24,270,802
Beacon Roofing Supply Inc 6.5% 8/1/2030 (d)		1,120,000	1,151,990
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)		1,005,000	1,028,411
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)		2,535,000	2,670,073
Foundation Building Materials Inc 6% 3/1/2029 (d)		1,565,000	1,384,940
United Rentals North America Inc 6.125% 3/15/2034 (d)		4,170,000	4,217,088
			34,723,304
TOTAL INDUSTRIALS			350,325,776

Information Technology - 0.9%
Communications Equipment - 0.0%
CommScope LLC 4.75% 9/1/2029 (d)		1,707,000	1,535,494
CommScope LLC 9.5% 12/15/2031 (d)		7,355,000	7,658,395
Viasat Inc 5.625% 9/15/2025 (d)		5,619,000	5,578,779
Viasat Inc 6.5% 7/15/2028 (d)		1,455,000	1,258,692
Viasat Inc 7.5% 5/30/2031 (d)		1,915,000	1,434,984
			17,466,344
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (d)(u)		3,545,000	3,420,494
Dell International LLC / EMC Corp 6.2% 7/15/2030		8,040,000	8,543,733
Insight Enterprises Inc 6.625% 5/15/2032 (d)		1,735,000	1,765,880
Lightning Power LLC 7.25% 8/15/2032 (d)		2,020,000	2,099,235
Sensata Technologies Inc 3.75% 2/15/2031 (d)		950,000	841,067
Sensata Technologies Inc 6.625% 7/15/2032 (d)		2,355,000	2,394,910
TTM Technologies Inc 4% 3/1/2029 (d)		2,350,000	2,201,476
			21,266,795
IT Services - 0.0%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)		4,330,000	3,983,420
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)		2,500,000	2,481,250
Ahead DB Holdings LLC 6.625% 5/1/2028 (d)		1,170,000	1,156,325
ASGN Inc 4.625% 5/15/2028 (d)		1,795,000	1,721,164
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (d)		3,250,000	3,272,942
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		3,065,000	2,840,667
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		3,305,000	3,278,183
			18,733,951
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc 1.95% 2/15/2028 (d)		6,532,000	6,076,417
Broadcom Inc 2.45% 2/15/2031 (d)		63,710,000	55,969,559
Broadcom Inc 2.6% 2/15/2033 (d)		92,472,000	78,260,046
Broadcom Inc 3.5% 2/15/2041 (d)		44,880,000	35,838,171
Entegris Inc 3.625% 5/1/2029 (d)		1,775,000	1,645,453
Entegris Inc 4.75% 4/15/2029 (d)		6,310,000	6,098,076
Entegris Inc 5.95% 6/15/2030 (d)		6,600,000	6,612,863
ON Semiconductor Corp 3.875% 9/1/2028 (d)		2,785,000	2,634,481
Wolfspeed Inc 7.9583% 6/23/2030 (d)(e)(i)(l)		3,939,518	3,836,303
			196,971,369
Software - 0.2%
Cloud Software Group Inc 6.5% 3/31/2029 (d)		1,219,000	1,199,047
Cloud Software Group Inc 8.25% 6/30/2032 (d)		5,200,000	5,391,948
Cloud Software Group Inc 9% 9/30/2029 (d)		12,068,000	12,333,798
Elastic NV 4.125% 7/15/2029 (d)		2,840,000	2,680,122
Gen Digital Inc 6.25% 4/1/2033 (d)		2,890,000	2,893,552
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (d)		1,681,000	1,695,255
McAfee Corp 7.375% 2/15/2030 (d)		1,657,000	1,614,533
Oracle Corp 1.65% 3/25/2026		24,761,000	24,021,093
Oracle Corp 2.3% 3/25/2028		39,119,000	36,655,178
Rackspace Finance LLC 3.5% 5/15/2028 (d)		3,657,300	2,009,284
UKG Inc 6.875% 2/1/2031 (d)(u)		2,545,000	2,612,038
			93,105,848
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 5.75% 12/1/2034		2,400,000	2,357,697
Seagate HDD Cayman 8.25% 12/15/2029		850,000	910,128
Seagate HDD Cayman 8.5% 7/15/2031		1,045,000	1,123,635
Western Digital Corp 2.85% 2/1/2029		3,915,000	3,564,140
Western Digital Corp 3.1% 2/1/2032		1,630,000	1,393,155
Western Digital Corp 4.75% 2/15/2026		245,000	242,407
			9,591,162
TOTAL INFORMATION TECHNOLOGY			357,135,469

Materials - 0.5%
Chemicals - 0.3%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		970,000	1,010,232
Celanese US Holdings LLC 6.6% 11/15/2028 (b)		13,022,000	13,515,792
Celanese US Holdings LLC 6.629% 7/15/2032 (b)		15,000,000	15,647,690
Celanese US Holdings LLC 6.8% 11/15/2030 (b)		13,200,000	13,926,339
Celanese US Holdings LLC 6.95% 11/15/2033 (b)		7,713,000	8,247,555
Chemours Co/The 4.625% 11/15/2029 (d)		2,165,000	1,923,598
Chemours Co/The 5.375% 5/15/2027		6,573,000	6,466,656
Chemours Co/The 5.75% 11/15/2028 (d)		4,150,000	3,937,081
Chemours Co/The 8% 1/15/2033 (d)		2,445,000	2,410,151
GPD Cos Inc 10.125% 4/1/2026 (d)		2,355,000	2,186,491
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		5,381,851	4,824,345
LSB Industries Inc 6.25% 10/15/2028 (d)		615,000	603,578
Mativ Holdings Inc 8% 10/1/2029 (d)		1,897,000	1,756,940
Methanex US Operations Inc 6.25% 3/15/2032 (d)		3,420,000	3,427,216
Olin Corp 5% 2/1/2030		6,975,000	6,638,470
Olin Corp 6.625% 4/1/2033 (d)(g)		4,135,000	4,135,000
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)		3,959,000	3,767,331
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)		2,115,000	2,151,589
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		5,805,000	6,109,686
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)		870,000	838,472
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)		2,660,000	2,635,296
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)		2,325,000	2,304,010
Tronox Inc 4.625% 3/15/2029 (d)(u)		6,910,000	6,183,667
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		6,245,000	5,720,320
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		770,000	784,733
			121,152,238
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		10,410,000	10,561,049
Quikrete Holdings Inc 6.75% 3/1/2033 (d)(u)		3,470,000	3,522,848
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		2,540,000	2,727,762
			16,811,659
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		4,020,000	3,510,088
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		2,965,000	2,950,454
Ball Corp 2.875% 8/15/2030		950,000	833,326
Ball Corp 6% 6/15/2029		630,000	640,577
Berry Global Inc 4.5% 2/15/2026 (d)		920,000	912,255
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)		1,175,000	1,186,819
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		2,470,000	2,516,236
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)		3,125,000	3,172,489
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		1,200,000	1,192,174
Graphic Packaging International LLC 3.75% 2/1/2030 (d)		1,190,000	1,094,853
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		2,070,000	2,100,003
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (d)		2,855,000	2,898,294
Sealed Air Corp 5% 4/15/2029 (d)		1,835,000	1,789,182
Sealed Air Corp 6.5% 7/15/2032 (d)		1,220,000	1,250,352
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)		2,020,000	2,109,728
			28,156,830
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		8,535,000	8,887,880
ATI Inc 5.875% 12/1/2027		2,275,000	2,275,323
ATI Inc 7.25% 8/15/2030 (u)		1,020,000	1,060,533
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)		1,240,000	1,246,434
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		2,450,000	2,460,401
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		1,240,000	1,245,085
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)		1,160,000	1,177,771
Commercial Metals Co 3.875% 2/15/2031		1,150,000	1,039,853
Commercial Metals Co 4.125% 1/15/2030		2,295,000	2,153,172
Kaiser Aluminum Corp 4.5% 6/1/2031 (d)		205,000	186,543
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)		967,000	933,130
Novelis Corp 3.875% 8/15/2031 (d)		955,000	840,168
Novelis Inc 6.875% 1/30/2030 (d)		4,595,000	4,697,409
Vibrantz Technologies Inc 9% 2/15/2030 (d)		3,510,000	3,166,233
			31,369,935
TOTAL MATERIALS			197,490,662

Real Estate - 1.9%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		3,794,000	3,784,569
Piedmont Operating Partnership LP 2.75% 4/1/2032		5,512,000	4,471,651
Safehold GL Holdings LLC 2.8% 6/15/2031		4,450,000	3,909,073
Safehold GL Holdings LLC 2.85% 1/15/2032		2,770,000	2,393,618
Safehold GL Holdings LLC 5.65% 1/15/2035		1,207,000	1,204,815
Safehold GL Holdings LLC 6.1% 4/1/2034		4,551,000	4,736,755
Store Capital LLC 2.7% 12/1/2031		7,899,000	6,740,001
Store Capital LLC 2.75% 11/18/2030		7,730,000	6,765,611
Store Capital LLC 4.625% 3/15/2029		5,948,000	5,820,786
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		5,150,000	4,631,510
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)		9,443,000	10,082,614
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		8,716,000	8,098,821
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (d)		1,675,000	1,576,864
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)		199,000	196,401
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)		470,000	456,729
VICI Properties LP 4.375% 5/15/2025		2,699,000	2,692,719
VICI Properties LP 4.75% 2/15/2028		21,253,000	21,274,614
VICI Properties LP 4.95% 2/15/2030		33,145,000	32,939,398
VICI Properties LP 5.125% 5/15/2032		18,569,000	18,294,877
VICI Properties LP 5.75% 4/1/2034		74,000	75,383
Vornado Realty LP 2.15% 6/1/2026		6,904,000	6,620,369
WP Carey Inc 3.85% 7/15/2029		4,522,000	4,361,770
WP Carey Inc 4.25% 7/23/2032	EUR	800,000	863,374
			151,992,322
Health Care REITs - 0.7%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		2,860,000	2,707,788
Diversified Healthcare Trust 9.75% 6/15/2025		259,000	259,172
Healthcare Realty Holdings LP 3.1% 2/15/2030		4,838,000	4,427,162
Healthcare Realty Holdings LP 3.5% 8/1/2026		5,039,000	4,960,094
Healthpeak OP LLC 3.25% 7/15/2026		2,056,000	2,022,485
Healthpeak OP LLC 3.5% 7/15/2029		2,351,000	2,232,147
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		4,295,000	2,945,136
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		3,150,000	2,444,209
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		11,869,000	10,681,644
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		3,840,000	3,940,191
Omega Healthcare Investors Inc 3.25% 4/15/2033		29,197,000	25,051,659
Omega Healthcare Investors Inc 3.375% 2/1/2031		13,097,000	11,849,639
Omega Healthcare Investors Inc 3.625% 10/1/2029		39,642,000	37,192,858
Omega Healthcare Investors Inc 4.5% 4/1/2027		32,478,000	32,299,638
Omega Healthcare Investors Inc 4.75% 1/15/2028		18,782,000	18,738,308
Omega Healthcare Investors Inc 5.25% 1/15/2026		18,623,000	18,656,213
Ventas Realty LP 3% 1/15/2030		28,128,000	25,927,290
Ventas Realty LP 4% 3/1/2028		6,996,000	6,874,346
Ventas Realty LP 4.125% 1/15/2026		3,540,000	3,520,555
Ventas Realty LP 4.75% 11/15/2030		39,136,000	38,919,178
			255,649,712
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		7,113,000	6,271,976
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		15,144,000	13,586,839
Boston Properties LP 4.5% 12/1/2028		12,665,000	12,448,789
Boston Properties LP 6.75% 12/1/2027		16,978,000	17,767,326
COPT Defense Properties LP 2% 1/15/2029		2,119,000	1,888,386
COPT Defense Properties LP 2.25% 3/15/2026		6,484,000	6,309,320
COPT Defense Properties LP 2.75% 4/15/2031		6,131,000	5,278,762
Hudson Pacific Properties LP 4.65% 4/1/2029		27,154,000	21,212,243
			78,491,665
Real Estate Management & Development - 0.3%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		1,545,000	1,519,776
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)(u)		1,529,600	1,412,647
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		568,000	450,200
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		1,350,000	1,110,655
Brandywine Operating Partnership LP 3.95% 11/15/2027		14,429,000	13,800,408
Brandywine Operating Partnership LP 4.55% 10/1/2029		15,790,000	14,480,066
Brandywine Operating Partnership LP 8.3% 3/15/2028		22,792,000	24,109,492
CBRE Services Inc 2.5% 4/1/2031		21,262,000	18,424,998
Essex Portfolio LP 5.5% 4/1/2034		2,768,000	2,819,023
Extra Space Storage LP 5.4% 2/1/2034		1,665,000	1,686,288
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		1,425,000	1,308,173
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		895,000	798,005
Kennedy-Wilson Inc 4.75% 2/1/2030		2,735,000	2,501,525
Tanger Properties LP 2.75% 9/1/2031		16,274,000	14,073,326
Tanger Properties LP 3.125% 9/1/2026		8,723,000	8,525,338
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)		695,000	675,180
			107,695,100
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		2,770,000	2,384,221
American Homes 4 Rent LP 3.625% 4/15/2032		10,838,000	9,912,468
American Homes 4 Rent LP 5.5% 2/1/2034		5,384,000	5,464,941
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		16,951,000	15,912,876
Invitation Homes Operating Partnership LP 5.5% 8/15/2033		2,192,000	2,227,169
Sun Communities Operating LP 2.3% 11/1/2028		6,226,000	5,734,645
Sun Communities Operating LP 2.7% 7/15/2031		15,891,000	13,802,121
Sun Communities Operating LP 4.2% 4/15/2032		473,000	443,442
Sun Communities Operating LP 5.7% 1/15/2033		3,638,000	3,724,225
			59,606,108
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		19,581,000	18,779,186
Brixmor Operating Partnership LP 4.125% 5/15/2029		18,497,000	17,975,966
Brixmor Operating Partnership LP 4.125% 6/15/2026		15,162,000	15,056,154
Kite Realty Group Trust 4.75% 9/15/2030		1,467,000	1,450,558
NNN REIT Inc 5.6% 10/15/2033		2,219,000	2,268,965
Realty Income Corp 2.2% 6/15/2028		3,122,000	2,898,345
Realty Income Corp 3.4% 1/15/2028		6,031,000	5,851,213
Simon Property Group LP 2.45% 9/13/2029		6,352,000	5,808,748
			70,089,135
Specialized REITs - 0.0%
American Tower Corp 4.05% 3/15/2032		1,254,000	1,184,816
American Tower Corp 5% 1/31/2030 (u)		1,139,000	1,148,421
American Tower Corp 5.45% 2/15/2034		1,200,000	1,225,668
American Tower Corp 5.55% 7/15/2033		1,450,000	1,486,778
Iron Mountain Inc 6.25% 1/15/2033 (d)		3,130,000	3,148,069
			8,193,752
TOTAL REAL ESTATE			737,989,770

Utilities - 0.9%
Electric Utilities - 0.5%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)		475,000	411,758
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		4,015,000	3,573,941
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		660,000	641,032
Cleco Corporate Holdings LLC 3.375% 9/15/2029		12,555,000	11,549,058
DPL Inc 4.125% 7/1/2025		2,660,000	2,642,569
DPL Inc 4.35% 4/15/2029		315,000	298,068
Duke Energy Corp 2.45% 6/1/2030		10,750,000	9,544,663
Duke Energy Corp 3.85% 6/15/2034	EUR	4,500,000	4,711,604
Duke Energy Corp 4.5% 8/15/2032		8,000,000	7,748,143
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)		5,172,000	4,558,750
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)		16,845,000	14,422,482
Edison International 7.875% 6/15/2054 (b)		1,965,000	1,915,593
Edison International 8.125% 6/15/2053 (b)		1,648,000	1,623,652
Entergy Corp 2.8% 6/15/2030		11,033,000	9,995,772
Exelon Corp 3.35% 3/15/2032		16,412,000	14,814,530
Exelon Corp 4.05% 4/15/2030		6,798,000	6,573,383
Exelon Corp 4.7% 4/15/2050		3,027,000	2,588,218
Exelon Corp 5.3% 3/15/2033		10,000,000	10,185,221
IPALCO Enterprises Inc 4.25% 5/1/2030		8,975,000	8,590,370
NRG Energy Inc 3.375% 2/15/2029 (d)		3,215,000	2,956,186
NRG Energy Inc 3.625% 2/15/2031 (d)		1,230,000	1,097,706
NRG Energy Inc 5.25% 6/15/2029 (d)		2,945,000	2,886,099
NRG Energy Inc 5.75% 7/15/2029 (d)		2,420,000	2,389,431
NRG Energy Inc 6% 2/1/2033 (d)		4,490,000	4,439,033
NRG Energy Inc 6.25% 11/1/2034 (d)		3,135,000	3,145,891
PG&E Corp 5% 7/1/2028		207,000	201,650
PG&E Corp 5.25% 7/1/2030		11,466,000	11,006,317
PG&E Corp 7.375% 3/15/2055 (b)		2,917,000	2,882,914
Southern Co/The 1.875% 9/15/2081 (b)	EUR	7,100,000	7,040,211
Vistra Operations Co LLC 5% 7/31/2027 (d)		3,400,000	3,358,951
Vistra Operations Co LLC 5.5% 9/1/2026 (d)		1,330,000	1,329,677
Vistra Operations Co LLC 5.625% 2/15/2027 (d)		3,020,000	3,020,483
Vistra Operations Co LLC 6.875% 4/15/2032 (d)		2,520,000	2,600,605
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		3,425,000	3,616,287
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (d)		1,200,000	1,146,468
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(u)		4,270,000	4,241,468
			173,748,184
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031		23,060,000	19,743,311
AES Corp/The 3.3% 7/15/2025 (d)		33,229,000	32,978,302
AES Corp/The 3.95% 7/15/2030 (d)		28,974,000	27,268,368
AES Corp/The 6.95% 7/15/2055 (b)		2,851,000	2,763,959
Alpha Generation LLC 6.75% 10/15/2032 (d)		2,630,000	2,667,391
Calpine Corp 4.625% 2/1/2029 (d)		1,503,000	1,440,096
Calpine Corp 5.125% 3/15/2028 (d)		1,755,000	1,728,881
Sunnova Energy Corp 5.875% 9/1/2026 (d)		5,728,000	4,317,234
TerraForm Power Operating LLC 4.75% 1/15/2030 (d)		1,218,000	1,145,604
			94,053,146
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029		31,524,000	29,319,810
NiSource Inc 5.25% 2/15/2043		8,116,000	7,758,919
NiSource Inc 5.8% 2/1/2042		4,036,000	4,051,583
NiSource Inc 5.95% 6/15/2041		5,760,000	5,974,132
Puget Energy Inc 4.1% 6/15/2030		21,032,000	20,057,613
Puget Energy Inc 4.224% 3/15/2032		21,626,000	20,166,352
Sempra 6% 10/15/2039		9,562,000	9,788,900
			97,117,309
TOTAL UTILITIES			364,918,639

TOTAL UNITED STATES			7,700,047,755
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (d)		520,000	523,900
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (d)		855,000	853,290

TOTAL UZBEKISTAN			1,377,190
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (d)(f)		172,000	28,380
Petroleos de Venezuela SA 5.375% (f)(t)		621,100	88,817
Petroleos de Venezuela SA 6% (d)(f)		3,540,167	508,014
Petroleos de Venezuela SA 6% (d)(f)		4,107,669	591,505

TOTAL VENEZUELA			1,216,716
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (d)		1,913,752	1,858,062
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)		4,185,000	4,195,463
First Quantum Minerals Ltd 8% 3/1/2033 (d)(g)		2,085,000	2,124,185
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		725,000	755,812
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		6,175,000	6,568,656

TOTAL ZAMBIA			13,644,116
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $10,928,303,625)			10,628,318,776

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
DigitalBridge Group Inc Series H, 7.125%	22,855	573,660
DigitalBridge Group Inc Series I, 7.15%	30,500	757,620
		1,331,280
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty Trust Inc 6.25% (b)	40,700	912,901
Dynex Capital Inc Series C, 6.9% (b)	20,200	511,464
Franklin BSP Realty Trust Inc 7.5%	34,000	722,500
MFA Financial Inc 7.5%	24,975	568,931
		2,715,796
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
DiamondRock Hospitality Co 8.25%	12,600	321,300
Industrial REITs - 0.0%
Rexford Industrial Realty Inc Series B, 5.875%	30,100	701,330
Retail REITs - 0.0%
Cedar Realty Trust Inc 7.25%	1,166	20,172
Specialized REITs - 0.0%
National Storage Affiliates Trust Series A, 6%	12,600	278,586
TOTAL REAL ESTATE		1,321,388

TOTAL UNITED STATES		5,368,464
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,959,216)		5,368,464

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (m)(t)		2,363,000	2,413,525
Financials - 0.0%
Banks - 0.0%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(m)		3,005,000	3,116,291
TOTAL BRAZIL			5,529,816
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (b)(d)(m)		1,070,000	1,102,982
Banco de Credito e Inversiones SA 8.75% (b)(d)(m)		1,075,000	1,147,091
Banco del Estado de Chile 7.95% (b)(d)(m)		935,000	1,001,510

TOTAL CHILE			3,251,583
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(m)(t)	EUR	6,840,000	6,463,861
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (b)(m)(t)	EUR	2,550,000	2,755,108
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (b)(m)(t)	EUR	9,000,000	9,135,047
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown Finance Sarl 7.875% (b)(m)		13,000,000	12,848,497
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(c)(m)(t)	EUR	6,200,000	5,882,546
Grand City Properties SA 1.5% (b)(m)(t)	EUR	10,500,000	10,612,863
			29,343,906
TOTAL GERMANY			38,478,953
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (b)(m)(t)		2,030,000	1,984,961
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (b)(d)(m)		645,000	637,492
Network i2i Ltd 5.65% (b)(d)(m)		2,145,000	2,189,155

TOTAL INDIA			2,826,647
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 6.25% (b)(m)(t)	EUR	3,600,000	3,805,646
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(d)(m)		835,000	800,974
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(d)(m)		2,633,000	2,659,718
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(d)(m)		740,000	737,497
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (b)(d)		1,500,000	1,442,191
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (b)(d)		885,000	945,357
			5,784,763
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (b)(d)(m)		3,575,000	3,635,751
Cemex SAB de CV 9.125% (b)(d)(m)		1,800,000	1,863,545
			5,499,296
TOTAL MEXICO			11,284,059
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(d)(e)(f)(m)		715,000	35,750
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (b)(m)(t)		1,225,000	1,183,089
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (b)(m)(t)	EUR	600,000	602,200
Samhallsbyggnadsbolaget i Norden AB 2.624% (b)(f)(m)(t)	EUR	5,240,000	3,641,929

TOTAL SWEDEN			4,244,129
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(e)(f)(m)(t)		15,540,000	1,165,500
UBS Group AG 7% (b)(d)(m)		1,175,000	1,178,858
UBS Group AG 7.125% (b)(d)(m)		1,125,000	1,129,703

TOTAL SWITZERLAND			3,474,061
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (b)(m)(t)		2,800,000	2,818,280
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC 3% (b)(m)(t)	EUR	9,250,000	9,537,875
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.125% (b)(m)	GBP	645,000	824,332
Barclays PLC 8.875% (b)(m)(t)	GBP	1,600,000	2,154,907
HSBC Holdings PLC 6.95% (b)(m)		1,070,000	1,071,930
			4,051,169
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (b)(m)(t)	GBP	1,540,000	1,872,424
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(m)(t)	GBP	3,300,000	4,235,344
TOTAL UNITED KINGDOM			19,696,812
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 6.125% (b)(m)		1,220,000	1,228,558
Energy Transfer LP 6.625% (b)(m)		3,990,000	3,976,293
Mesquite Energy Inc 7.25% (f)(m)		7,883,000	118,244
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.6946% (b)(c)(m)		8,198,000	8,215,472
			13,538,567
Financials - 0.2%
Banks - 0.1%
Citigroup Inc 6.75% (b)(m)		3,430,000	3,442,655
Citigroup Inc 6.95% (b)(m)		2,360,000	2,385,228
Citigroup Inc 7.125% (b)(m)		2,120,000	2,170,515
JPMorgan Chase & Co 6.5% (b)(m)		2,315,000	2,379,178
Wells Fargo & Co 6.85% (b)(m)		2,160,000	2,262,127
			12,639,703
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (b)(m)(u)		1,120,000	1,138,279
Goldman Sachs Group Inc/The 6.85% (b)(m)		2,100,000	2,156,962
			3,295,241
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (b)(m)		3,804,000	3,458,609
Ally Financial Inc 4.7% (b)(m)		3,166,000	3,071,058
Discover Financial Services 5.5% (b)(m)		732,000	728,427
			7,258,094
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(e)(m)		1,217,497	1,228,049
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (b)(m)		4,242,000	4,104,525
Air Lease Corp 6% (b)(m)(u)		225,000	223,477
Aircastle Ltd 5.25% (b)(d)(m)		4,937,000	4,975,631
			9,303,633
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (b)(m)		760,000	712,478
TOTAL UNITED STATES			47,975,765
TOTAL PREFERRED SECURITIES (Cost $189,189,537)			156,609,494

U.S. Government Agency - Mortgage Securities - 27.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 27.7%
Fannie Mae 2% 11/1/2051	20,464,207	16,484,787
Fannie Mae 2.5% 1/1/2052	3,907,964	3,294,048
Fannie Mae 2.5% 4/1/2052	12,204,146	10,374,670
Fannie Mae 2.5% 5/1/2052	12,725,303	10,738,169
Fannie Mae 2.5% 6/1/2052	23,782,789	20,225,037
Fannie Mae 3% 6/1/2052	9,540,532	8,461,576
Fannie Mae 3.5% 11/1/2054	10,674,991	9,685,837
Fannie Mae 3.5% 12/1/2036	3,128,757	3,028,769
Fannie Mae 3.5% 5/1/2036	2,398,161	2,323,770
Fannie Mae 3.5% 7/1/2047	182,046	168,832
Fannie Mae 4% 2/1/2050	332,702	315,350
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.945% 4/1/2037 (b)(c)	9,974	10,175
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	2,703	2,763
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(c)	1,379	1,402
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(c)	5,556	5,670
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.065% 3/1/2037 (b)(c)	11,468	11,739
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(c)	2,379	2,434
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.896% 11/1/2036 (b)(c)	4,080	4,173
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.649%, 7.388% 5/1/2035 (b)(c)	17,968	18,343
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.657% 3/1/2033 (b)(c)	5,542	5,656
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.684%, 7.063% 5/1/2036 (b)(c)	7,433	7,600
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.165% 6/1/2042 (b)(c)	13,958	14,354
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.716% 3/1/2040 (b)(c)	19,521	20,067
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.859% 7/1/2035 (b)(c)	4,610	4,714
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (b)(c)	32,972	33,877
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (b)(c)	8,917	9,146
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (b)(c)	69,355	71,409
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (b)(c)	3,428	3,523
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	6,758	6,952
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 7.12% 12/1/2040 (b)(c)	552,365	569,498
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.398% 2/1/2042 (b)(c)	23,237	23,963
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	6,527	6,728
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.638% 7/1/2041 (b)(c)	8,684	8,934
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (b)(c)	13,398	13,753
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(c)	5,813	5,990
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.703% 7/1/2037 (b)(c)	14,562	14,972
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.995% 10/1/2033 (b)(c)	28,467	28,842
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	5,524	5,620
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.912% 6/1/2036 (b)(c)	14,495	14,771
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.28%, 7.24% 10/1/2033 (b)(c)	8,345	8,496
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.394% 7/1/2034 (b)(c)	14,017	14,283
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	10,173,371	8,987,664
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	9,593,666	8,442,545
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	2,327,520	1,931,557
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	33,101,198	25,182,901
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	1,997,525	1,522,809
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	8,475,655	7,511,655
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	8,091,449	7,171,147
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	162,607	144,112
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	4,420,442	3,917,672
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	111,201	98,553
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,899,421	1,578,574
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	16,435,369	13,532,120
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	112,829	99,996
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	8,581,613	7,605,561
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	3,476,612	2,887,215
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	241,467	213,324
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	236,515	208,949
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	1,504,098	1,328,795
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,974,382	1,637,288
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	26,734,362	20,339,107
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	310,413	274,235
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	307,973	272,079
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	99,494	87,742
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	2,015,467	1,670,313
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	3,321,178	2,526,703
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	358,223	272,531
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	2,025,387	1,786,163
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	320,478	282,626
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	12,704,420	9,665,335
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	167,672	147,867
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	502,069	381,967
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	333,328	293,333
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	341,656	300,661
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	753,136	579,800
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	881,775	670,841
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	237,605	209,096
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	340,917	300,011
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	137,615	104,695
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	352,617	310,307
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	4,486,091	3,412,952
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	11,691,140	8,894,447
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	1,074,458	817,432
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	10,096,628	8,114,331
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	112,381	90,317
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	17,867,222	14,476,557
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	7,751,835	6,263,812
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	467,854	376,584
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	4,324,162	3,926,932
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	963,690	830,133
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,569	15,865
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	12,891,948	11,000,643
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	5,315,428	4,281,803
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	5,044,240	4,113,791
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	134,929	108,143
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	12,603,875	10,259,301
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	16,701,190	13,531,804
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	5,187,801	4,214,660
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	27,982	22,403
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	36,309,108	31,262,011
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	12,402,497	10,591,621
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	6,733,004	5,752,701
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	5,427,123	4,636,418
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	3,128,553	2,534,847
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,059,887	849,478
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	12,335,990	9,994,988
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	19,402,583	15,762,996
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	3,660,964	2,934,189
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	303,720	245,134
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	75,218	60,286
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	80,796	64,933
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	759,180	608,468
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,863,267	1,499,776
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	8,194,324	7,441,571
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,527	13,360
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	24,144,695	20,757,673
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,341,957	1,157,827
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	101,838	82,035
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	846,980	683,602
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	3,419,908	2,783,736
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	6,044,248	4,897,230
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	8,659,701	7,005,524
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,676,941	2,168,937
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	12,457,034	10,093,062
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	122,570	98,237
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	26,586	21,308
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	4,440,733	4,316,671
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,579	14,239
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	4,076,340	3,470,921
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	194,795	156,550
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,741,317	1,404,881
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	14,692	11,853
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	58,894	47,515
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	3,128,628	2,514,376
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	18,294,421	14,771,234
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	7,816,154	6,291,358
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,933	14,535
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	12,106,183	10,281,689
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	77,543,699	62,319,343
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	98,933	79,818
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,934,130	1,554,397
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,498,238	2,023,367
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,451,193	1,982,200
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,210,527	1,784,818
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	987,393	791,067
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,413,159	1,960,493
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,167,988	1,007,439
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	5,819,043	4,994,611
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051 (w)(y)	88,590,445	71,197,253
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	7,008,604	5,687,342
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	361,228	290,307
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	33,286	26,751
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	13,017,927	10,462,084
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	26,591,811	21,370,971
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	7,322,867	5,859,977
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	28,689,691	24,593,440
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	29,137,388	25,037,122
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	50,487,553	40,575,201
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	10,053,766	8,045,324
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	5,689,382	4,552,814
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	25,353,755	23,103,918
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	7,324,100	6,277,302
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	848,011	731,303
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	1,918,668	1,547,967
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	975,245	783,772
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	90,172	72,271
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	28,314,451	22,658,070
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	3,420,287	3,116,779
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	9,705,912	8,768,803
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	4,309,268	3,705,405
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	4,130,030	3,527,739
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	6,367,569	5,451,603
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	48,866,246	39,424,916
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,358,966	1,916,465
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	3,616,628	2,934,821
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,386,618	1,122,613
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	701,521	568,613
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	69,158	55,774
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	238,113	192,034
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	512,032	412,464
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,761,943	3,030,404
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	58,275	46,943
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	5,853,187	5,319,156
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	16,937,020	14,610,730
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	811,089	693,496
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	6,274,886	5,368,926
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	141,361	113,872
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	105,690	84,906
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	1,639,447	1,317,057
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	849,181	682,193
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	919,034	738,311
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	18,191,478	14,557,365
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	1,583,638	1,272,718
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,762,054	1,679,418
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	303,903	288,125
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	24,105	22,854
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	10,782,575	10,034,561
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	4,300,460	3,623,541
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	24,161,142	20,599,642
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,818,842	2,363,688
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	14,466,946	12,207,844
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	6,074,917	5,099,704
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,142,899	963,000
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,747,374	1,666,235
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,997,845	1,906,894
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	30,540	28,983
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	1,124,297	1,021,765
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	4,106,964	3,613,230
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	32,502,330	27,650,346
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	20,577,891	17,274,499
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,607,640	2,197,182
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,574,988	1,326,091
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,133,879	1,081,725
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	12,200	11,556
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	8,993	8,584
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	88,662	83,968
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	4,967,636	4,605,942
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	3,453,969	3,062,146
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,261,883	2,864,647
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	819,876	724,386
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	4,140,266	3,541,610
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	22,913,383	19,213,591
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	14,217,331	12,032,751
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	9,707,194	8,191,357
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	7,482,885	6,314,386
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	3,147,209	2,999,631
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	21,092	20,017
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	87,932	83,369
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	89,860	85,080
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	167,877	140,770
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	9,729,328	8,210,034
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	7,731,025	6,533,442
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	8,753,366	7,408,358
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	41,665	35,119
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	892,844	834,812
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	2,638,339	2,475,098
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,520,164	1,426,108
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	982,906	937,688
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	2,371,474	2,093,935
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	94,039	79,236
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	279,070	233,748
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	2,440,887	2,282,236
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	2,354,758	2,201,705
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	738,527	655,767
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,278,851	1,134,869
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	880,059	745,382
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	6,654,273	5,617,247
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,748,833	1,668,354
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	2,221,993	1,960,415
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	69,033	58,037
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	2,000,551	1,914,000
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	6,726,840	6,289,612
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	538,087	477,747
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,147,046	1,014,467
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,142,743	1,011,316
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,446,629	1,280,860
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	231,942	204,493
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	619,089	549,112
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	106,625	90,641
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,856,647	6,605,231
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	11,344,151	9,618,778
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	98,360	82,878
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,117,362	14,422,985
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,562,151	14,797,761
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,036,170	3,398,330
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	8,123,034	6,910,419
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	17,154,104	14,577,238
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	3,091,535	2,739,494
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	4,304,447	3,792,353
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,534,893	1,351,966
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,175,266	1,044,628
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	30,533,008	26,356,670
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	8,190,975	6,955,419
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	14,690,341	12,497,351
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	2,729,969	2,610,584
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	7,014,763	6,171,458
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,289,290	1,082,319
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	14,066,493	11,843,550
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	13,557,955	11,415,376
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	17,475,358	14,713,708
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	377,198	316,646
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	99,190	95,422
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	268,741	257,209
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2037	1,770,326	1,668,038
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,351	18,510
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,087	12,841
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	67,573	61,857
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	88,847	80,728
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	24,889	22,612
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,685	20,792
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,793	20,725
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	1,047,090	955,444
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	11,148,015	9,782,753
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	115,543	101,284
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	428,173	375,335
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	2,808,657	2,462,057
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	1,177,591	1,131,312
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	20,577	18,719
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,075,029	964,874
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	12,807,210	11,394,840
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	14,034,675	12,368,524
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,532,478	1,341,927
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	4,196,873	3,681,584
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	187,275	180,267
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	246,693	237,653
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	1,246,850	1,208,691
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	1,205,490	1,135,838
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	203,920	192,138
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	18,652	16,984
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	605,997	553,456
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	491,291	448,385
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,382,840	1,240,713
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,325,501	1,189,267
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	2,201,078	1,935,646
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,180,974	4,565,905
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,469,323	1,287,084
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,752,767	1,538,111
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	12,389,434	10,941,830
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,769,965	6,862,109
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	3,219,486	3,112,249
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	901,752	863,618
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	3,176,789	3,038,475
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	297,894	285,111
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,721	7,932
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,484	6,829
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,108	5,576
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	20,386,527	17,928,079
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,579,082	1,382,736
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	460,227	403,002
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,629,658	4,061,232
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,651,556	2,336,771
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,366,042	2,972,748
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,174,165	2,115,446
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	2,614,145	2,513,165
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	859,745	834,029
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	1,685,334	1,587,957
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	943,707	889,180
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	165,384	150,755
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	153,078	138,909
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,775	11,578
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	103,294	94,442
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,264	5,708
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,345	4,874
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	174,570	159,140
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	5,940,147	5,268,365
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	33,667	29,513
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,050,048	1,796,422
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,534,532	3,098,355
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (w)	5,075,222	4,466,364
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	7,661,555	6,742,423
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	23,930,700	20,977,549
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	96,862	84,848
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	1,807,460	1,737,639
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	912,930	881,631
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	339,412	327,044
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	2,283,227	2,151,304
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	2,362,964	2,226,434
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	12,338	11,247
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	286,052	260,367
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	487,699	437,574
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	95,386	85,493
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	6,194,963	5,430,478
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	11,691	10,653
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	5,027,109	4,521,423
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	45,360,928	40,230,979
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	5,950,827	5,248,083
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	118,958	115,576
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2034	215,644	206,929
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	890,471	808,939
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	50,630	46,138
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	13,742	12,449
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	15,110	13,836
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	27,366	24,756
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	179,002	163,254
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	91,263	82,083
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	437,703	393,127
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,579,753	1,401,096
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,901	7,157
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	11,023	9,993
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	40,596	36,869
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	7,085,819	6,246,828
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	2,348,737	2,261,681
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	2,508,145	2,434,907
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	163,058	149,099
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	84,461	75,490
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	9,967,094	8,833,668
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	11,051	9,732
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	324,782	283,687
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	2,447,985	2,358,030
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	7,022	6,364
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	131,070	120,794
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	209,990	190,419
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	11,186	10,143
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	208,095	187,032
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	63,103	56,716
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	30,301,750	26,761,239
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	16,580,353	14,679,345
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	645,180	566,167
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	4,665,318	4,126,045
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	269,550	259,565
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	323,603	311,903
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	5,231,035	5,058,481
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2037	187,389	175,683
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	434,865	396,846
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	31,523	28,629
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	13,358	12,107
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	86,438	78,436
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	3,005	2,811
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	145,342	136,022
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	363,623	339,789
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	34,993	32,454
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	108,277	100,181
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	71,098	65,782
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	207,210	191,717
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	72,562	67,136
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	4,469,259	4,135,092
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,506,692	3,263,125
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	12,603,751	11,770,865
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	601,079	547,871
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	779,937	713,822
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2055	5,541,051	5,027,613
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	19,775	18,586
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	347,054	324,313
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	17,778	16,586
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,135,849	1,061,719
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	100,631	94,042
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	1,065,200	988,884
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	735,222	681,398
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,320,791	3,090,137
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	65,995,739	61,267,461
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2054	1,140,385	1,034,716
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	611,546	597,542
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	61,923	57,787
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	42,182	39,280
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	4,140,053	3,833,088
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	2,964,763	2,891,311
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	1,802	1,689
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	16,561	15,574
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	33,690	31,439
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	88,367	82,694
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	2,089,167	1,956,203
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	69,513	64,511
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	757,605	700,959
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,214,207	1,123,420
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,400,696	3,173,715
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	2,195,468	2,028,569
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2052	1,081,727	981,578
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	1,947,801	1,894,066
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	47,102	44,026
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	45,739	42,319
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,510,792	1,379,417
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	18,364	16,664
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	240,561	224,506
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2051	21,158,827	19,345,353
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	6,341,565	5,772,282
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2053	170,386	154,611
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2053	1,770,074	1,607,855
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2055	36,000,000	32,664,211
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	517,581	482,643
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	10,270	9,587
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	1,922,616	1,784,870
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	38,750,594	35,199,288
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	188,390	171,125
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	246,719	229,944
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	1,732,358	1,607,701
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	4,904,122	4,548,167
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	343,151	311,703
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	3,218,957	2,923,955
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	147,916	134,361
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	14,578	13,626
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	12,297	11,493
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	685,610	639,362
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,852,621	1,682,837
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,132,323	1,027,489
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	67,911	63,188
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	16,344	15,178
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	96,037	88,976
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	89,987	83,371
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	69,524	64,413
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	153,151	141,891
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	661,223	612,610
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	4,056,052	3,757,850
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	29,719	27,534
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	8,541,037	7,943,463
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	17,919,713	16,372,656
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	11,217,981	10,302,087
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	3,025,751	2,952,680
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	1,027	962
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	151,221	141,678
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	443,215	414,620
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	89,151	83,312
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	434,771	406,786
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,292,305	1,197,295
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	3,475,476	3,224,302
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,811,580	1,680,657
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	90,800	84,210
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	21,082	19,262
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	11,305,688	10,258,977
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	34,278	31,126
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	1,094,817	993,456
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	23,559	21,378
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	25,873	24,189
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	234,776	219,547
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	20,738	19,442
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	278,405	260,044
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	9,039,136	8,397,174
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,134,472	1,986,216
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	4,944,025	4,517,194
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	999,900	907,639
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,087	3,986
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	15,644	15,133
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	21,688	20,967
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	7,061	6,817
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	83,092	80,315
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	32,135	31,074
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	26,334	25,476
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	838,787	811,575
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,728	10,375
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	25,344	24,537
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	87,118	84,215
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	12,309	11,866
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,851	5,752
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	733,543	709,551
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	9,677	9,335
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	53,268	51,293
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	1,411,987	1,363,821
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	3,612,252	3,463,369
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	10,960,420	10,402,495
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	878,801	838,529
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	226,243	219,100
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	57,314	55,467
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	28,591	27,677
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	48,766	47,298
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	66,974	64,675
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	721,215	696,833
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,078,895	1,042,835
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	13,016	12,583
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	4,205	4,107
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	41,011	39,581
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	51,109	49,355
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	31,343	30,212
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	1,115,464	1,077,700
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	3,828,795	3,673,380
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	34,534	33,121
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	4,526,083	4,353,680
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	715,078	685,605
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	30,120,838	28,587,579
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	378,699	355,783
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	244,115	236,481
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	28,140	27,115
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,960	1,893
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,796	8,492
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,893	9,573
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,706,296	1,651,124
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	55,226	53,351
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	51,530	49,851
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	37,126	35,843
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,134	22,502
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	83,345	80,509
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,119	25,219
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	100,006	96,960
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	88,601	85,638
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	68,984	66,709
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	76,441	73,979
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,253	32,151
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	60,597	58,612
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	78,678	76,077
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	63,962	61,761
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	75,998	73,599
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,823	32,792
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	40,249	38,906
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	307,959	297,510
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	640,918	619,519
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	14,297	13,783
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	351,564	339,770
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	19,441	18,786
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	21,952	21,267
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	12,543,172	11,936,037
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	1,191,371	1,136,776
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	140,464	134,027
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,875	1,815
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	169,965	164,512
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,309	9,972
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,833	9,518
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,105	5,899
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,788	9,510
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,798	7,528
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,644	5,466
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,640	2,559
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,695	10,355
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	12,201	11,845
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,523	4,381
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	14,759	14,262
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	24,136	23,352
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,836	8,544
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	25,982	25,131
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,862	8,587
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	201,603	194,920
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	19,615	18,968
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	28,066	27,112
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	126,675	122,344
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	104,740	101,297
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	239,154	231,072
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	100,022	96,050
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	984,694	944,724
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	88,720	84,980
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	331,640	316,831
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	690,586	658,939
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,380	11,025
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	31,953	30,908
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	18,186	17,573
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	703,789	681,028
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	104,996	101,577
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	31,824	30,918
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	24,521	23,778
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	51,927	50,101
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	9,145	8,839
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	563,929	544,463
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	8,698	8,394
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	81,738	78,691
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	13,110	12,508
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	554,440	529,032
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	23,060	22,484
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	22,138	21,404
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	5,462	5,286
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	32,497	31,367
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,906	7,648
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	45,416	43,925
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	17,072	16,514
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	15,318	14,829
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	19,388	18,804
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	90,901	87,861
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	23,203	22,397
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	38,742	37,395
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	44,320	42,832
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	29,274	28,192
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	27,401	26,447
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	39,539	38,204
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	353,004	340,722
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	24,398	23,556
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,154	20,425
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	107,199	103,015
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	501,782	481,414
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	42,254	40,764
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	219,589	212,177
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	295,674	285,594
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	102,770	99,306
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	56,944	54,951
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	42,656	41,117
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,179	5,990
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	14,463	13,961
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	13,974	13,472
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	67,953	65,400
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	27,333,607	26,254,853
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	140,186	134,101
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	425,306	405,783
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	432,775	412,909
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	1,861,857	1,779,882
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	1,656,497	1,562,883
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	137,400	131,061
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	6,791,616	6,440,062
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	78,687	75,518
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	1,998,283	1,910,301
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	772,533	737,071
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	4,367,786	4,146,815
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	41,207	38,778
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	132,929	128,627
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	4,744	4,607
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	2,196,975	2,139,379
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	10,364	9,997
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	19,199	18,426
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	658,550	631,407
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,045,068	999,055
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	138,660	132,262
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	2,792	2,706
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	7,841	7,606
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	40,684	39,529
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	142,052	136,241
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	234,729	225,128
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	28,769	27,502
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	899,642	845,202
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	192,838	186,926
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	19,154	18,513
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	50,936	49,230
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	11,874	11,511
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	20,435	19,709
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	45,175	43,647
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,844	4,685
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	17,368	16,760
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	773,931	742,033
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	102,351	97,661
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	927,219	884,729
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,447,425	1,379,626
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	37,067	36,831
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	2,906	2,887
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	3,957	3,930
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	5,232	5,197
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,488	2,471
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	1,116	1,110
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	4,937	4,904
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	63,916	63,512
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	846,457	829,602
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	12,420	12,344
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	1,095	1,090
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	54,861	54,537
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	42,288	42,042
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	18,826	18,717
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	20,314	20,130
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	25,365	25,140
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	208,272	204,125
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	237,425	232,698
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	13,665	13,573
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	19,258	19,127
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	4,974	4,941
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	14,171	14,092
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	746,696	740,374
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	44,481	44,099
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	31,620	31,332
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	13,980	13,857
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	102,227	101,314
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	56,821	56,301
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	6,011	5,968
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	4,109	4,068
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	10,738	10,642
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	6,826	6,732
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	172,604	169,167
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	113,960	111,691
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	6,290	6,133
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	10,849,205	10,470,436
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	1,037	1,031
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	56,073	55,740
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	504	501
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	769	763
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	19,270	19,140
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,643	1,632
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	3,358	3,335
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	8,636	8,588
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	208,394	206,659
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,852	8,775
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	6,610	6,551
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	40,232	39,889
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	9,000	8,911
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,798	8,712
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	93,218	92,311
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,459	2,437
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	16,170	15,975
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	9,420,807	9,244,995
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	2,959,985	2,874,221
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	6,096	6,056
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2036	2,974	2,954
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,644	1,630
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	72,438	71,688
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	5,697	5,641
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,124,053	1,114,026
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	4,551,973	4,499,741
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	2,031,482	2,013,336
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,446,107	1,432,873
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	74,521	73,200
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	84,897	83,127
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	27,929	27,346
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	33,892	33,693
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	16,246	16,135
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	29,672	29,468
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	22,752	22,612
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	97,698	97,105
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,606	1,597
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	4,642,405	4,602,825
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,414,314	1,401,932
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	21,462	21,102
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	26,933	26,422
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	109,583	107,504
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	242,356	237,303
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	22,936	22,795
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	42,204	41,947
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	12,595	12,513
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	8,681	8,631
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	18,905	18,792
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	21,538	21,400
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	26,593	26,441
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	28,905	28,727
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	839,619	834,423
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	523,710	520,551
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	7,757	7,692
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	912	905
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	88,084	87,317
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	144,812	143,956
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	4,366	4,330
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	7,045	6,971
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,425	3,391
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	20,341	20,129
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	110,816	108,618
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	73,713	72,314
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	61,353	60,189
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	26,309	25,810
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	126,069	123,401
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	296,100	289,927
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	135,669	132,925
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	32,083	31,894
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	14,845	14,749
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	37,947	37,708
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,371	10,312
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	865	860
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	18,587	18,467
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	12,562	12,481
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	41,199	40,941
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	17,179	17,073
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	28,722	28,551
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	24,106	23,959
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	5,041	5,013
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	28,830	28,652
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	15,772	15,668
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,842	3,821
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	18,048	17,946
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,230	7,183
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	13,226	13,146
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,980	10,910
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	36,280	36,044
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	29,117	28,947
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,506	3,477
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	4,035,246	4,019,207
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	9,183	9,103
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	101,479	99,554
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	18,366	18,058
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	40,122	39,448
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	16,481	16,168
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	75,258	73,666
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	207,269	202,818
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	109,092	106,749
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	48,919	48,646
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	13,740	13,655
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	4,579	4,549
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	27,389	27,225
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	8,809	8,756
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	47,484	47,190
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	28,663	28,483
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	11,885	11,811
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,397	2,377
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	482	479
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	997,957	988,186
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	84,612	83,641
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	62,433	61,385
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	30,760	30,148
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	19,032	18,712
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	152,299	149,267
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	47,709	46,029
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	30,227	30,051
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	15,552	15,456
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	5,020	4,991
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	4,976	4,950
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,524	2,510
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	272,687	270,429
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	47,586	47,192
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,582	2,560
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,890	1,874
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	7,196	7,136
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	10,496	10,408
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,727	1,712
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	7,947	7,867
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2046	80,325	78,977
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	91,121	89,306
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	14,579	14,494
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,125	7,086
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	55,648	55,309
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,087	15,001
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	23,754	23,613
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	39,289	39,063
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	21,512	21,380
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,261	12,189
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,344	6,308
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	46,725	46,456
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	35,329	35,121
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	48,539	48,268
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,743	5,709
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	31,089	30,900
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,391	18,281
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	657	654
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	32,365	32,167
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	51,936	51,621
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	37,690	37,469
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	30,807	30,633
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	28,270	28,110
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	52,474	52,172
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,907	12,838
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	19,633	19,517
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	26,919	26,772
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	19,139	19,030
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	36,990	36,764
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,902	10,841
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,626	10,564
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	32,550	32,359
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,870	2,846
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,615	2,593
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,751	2,726
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	8,293	8,225
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	10,657	10,551
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	4,156	4,117
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	10,514,504	10,282,137
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	34,146	33,946
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	31,266	31,076
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,693	12,617
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	46,598	46,324
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	37,370	37,161
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	24,121	23,975
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	59,588	59,255
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	40,414	40,176
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	62,957	62,577
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	57,476	57,121
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	16,516	16,414
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	61,931	61,577
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,779	6,741
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,728	12,650
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,289	10,225
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	28,920	28,750
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	35,460	35,239
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,051	16,959
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,470	17,361
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	28,863	28,699
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	24,275	24,130
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	37,798	37,578
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,586	17,483
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,896	13,815
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,988	7,942
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	85,302	84,779
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	78,794	78,280
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	4,015	3,988
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	369,280	365,983
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	3,705	3,667
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	14,892	14,771
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	496,960	492,519
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	45,157	44,258
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	10,726	10,512
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	26,300	26,626
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	5,259,962	5,238,347
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	8,893,029	8,839,809
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2029	15,359	15,465
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	1,119,158	1,130,614
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,181,051	5,127,378
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,681,515	4,672,518
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	614,753	608,384
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	152,274	150,792
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,487,154	2,476,933
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,565,978	1,556,606
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	45,074,334	44,367,929
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	8,790,401	8,699,337
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,717,340	1,709,746
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	347,149	343,879
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	1,634,375	1,651,124
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	1,036,513	1,047,788
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	20,938,437	21,094,491
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	509,256	514,036
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2034	5,924	5,988
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	120,927	122,584
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2045	23,938	24,221
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	3,560	3,604
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	5,940,351	5,966,061
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	4,406	4,462
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	35,655	36,110
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,161	2,188
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	11,324	11,468
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	134,601	136,362
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	172,949	174,912
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,855	1,877
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	10,300,943	10,405,541
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	788,919	796,866
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	96,254	97,513
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	111,921	113,002
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	69,883	70,563
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	85,563	86,388
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2038	5,481	5,549
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	28,741	29,103
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	32,521	32,934
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	204,944	207,624
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	96,020	97,276
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	5,283	5,350
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	79,473	80,513
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	294,813	298,668
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	206	206
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	10,580	10,719
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	646,579	650,186
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	390,667	392,602
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	333,012	334,661
Fannie Mae Mortgage pass-thru certificates 5.301% 8/1/2041 (b)	418,134	419,171
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2033	1,585	1,609
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	967,734	992,566
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	353,106	362,167
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	12,259,605	12,397,956
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	8,747,571	8,887,293
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	8,445,842	8,472,532
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	1,827	1,880
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	1,404	1,445
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	1,494,089	1,532,427
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	15,296,593	15,344,932
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,048,131	2,066,764
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2049	864,155	883,629
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	844	865
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	75,773	77,481
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	350,441	358,339
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	54,563	55,558
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	13,859,861	13,912,322
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2048	363,306	373,651
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	300,694	306,719
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	8,850,778	8,945,128
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	18,012,710	18,221,614
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	7,104,720	7,187,117
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	4,670,954	4,739,722
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	8,389,314	8,421,068
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	12,534,512	12,675,965
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	8,780,060	8,862,682
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2048	230,508	236,422
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	15,746,633	15,978,465
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	8,920,495	9,021,164
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	22,111,859	22,181,735
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.711% 10/1/2033 (b)(c)	273	276
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.38% 1/1/2035 (b)(c)	3,130	3,167
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.316% 2/1/2033 (b)(c)(h)	208	210
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.41% 3/1/2035 (b)(c)	2,408	2,439
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.532% 12/1/2034 (b)(c)	2,955	2,991
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.92% 10/1/2033 (b)(c)	1,337	1,352
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (b)(c)	1,545	1,566
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 7.417% 9/1/2035 (b)(c)	2,705	2,762
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	5,594	5,862
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	1,031	1,079
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	7,530	7,922
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	113,393	119,330
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	107,328	112,893
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	8,319	8,774
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	41,096	42,915
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	93,238	97,174
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,131	1,182
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	656	688
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,020	1,063
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	490	514
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,738	6,020
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	4,038	4,242
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	6,329	6,643
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	639	671
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	16,375	17,243
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	104,352	109,644
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	7,733,291	7,999,236
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	37,589	39,308
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	2,618	2,750
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	447	470
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,365	1,434
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	121,256	126,300
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	810	849
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	13,916	14,519
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	16,587	17,474
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	33,920,346	34,917,252
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (y)	17,292,991	17,709,572
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	565,906	586,959
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,917,117	4,043,256
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,469,397	1,519,929
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	40,704	42,893
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	138,936	144,608
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	19,638	20,684
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	12,200,889	12,700,541
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	16,340,654	16,836,219
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	55,040	57,345
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	38,132	40,109
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	2,990	3,155
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	5,760,705	5,872,403
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	22,438,610	22,873,686
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	1,639	1,705
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	2,190	2,295
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	6,381	6,702
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	133,480	140,545
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	21,994,137	22,420,594
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,637	2,758
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	5,414	5,647
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	4,576	4,802
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	131	135
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	233	243
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	66,476	69,699
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	6,712,890	6,912,277
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	9,269,609	9,553,626
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	23,247,021	23,697,771
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	8,247	8,626
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	876	916
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	6,031	6,313
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	624	653
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	666	695
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	251	256
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	17,722	18,643
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	33,850,132	34,729,274
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	240,699	253,582
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	16,842,100	17,373,924
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	13,256,401	13,513,437
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	19,531,059	20,025,724
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	444	464
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,974	3,111
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,486	4,691
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	3,107	3,246
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,578	2,701
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	133	139
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	254,104	264,476
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	26,115,506	26,613,714
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	5,946	6,100
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,741	4,965
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	127	132
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	7,340	7,665
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,130	1,185
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	926	968
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,095	2,201
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	9,439	9,936
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	4,936,395	5,069,133
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	21,741,768	22,156,538
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	6,151,930	6,378,872
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	765	808
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	394	416
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	7,861	8,314
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	33,610,888	34,766,740
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2035	17,455	18,438
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	10,013,566	10,452,584
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	15,993	16,645
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	163,589	170,753
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	1,146	1,214
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	508	536
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	2,445	2,587
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	2,647,167	2,731,583
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	98	103
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	729	775
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,226	1,283
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	10,608,786	11,081,358
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	7,965,553	8,222,679
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	45,775	47,661
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	8,727	9,079
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	558	590
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	18,567	19,411
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	9,824,434	10,141,565
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	13,570,433	14,204,619
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	4,335	4,584
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	991	1,049
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	138,041	144,027
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	109,379	114,074
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	25,670	26,782
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	418	441
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	164	173
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	8,020,578	8,377,231
Fannie Mae Mortgage pass-thru certificates 6.752% 2/1/2039 (b)	153,942	158,754
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	26	26
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	2,385	2,407
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	32	33
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	48	51
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	138	145
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	1,341	1,405
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	213	225
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	16	16
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	27	27
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	31	31
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	837	845
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	17	18
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	123	128
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	39	41
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	117	123
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	196	206
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	596	625
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	156	164
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	195	205
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	316	331
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	354	375
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	19	19
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	16	16
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	46	46
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	105	110
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	115	121
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	76	79
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	168	176
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	98	102
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	127	133
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	1,229	1,287
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2025	6	6
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	513	518
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	36	36
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	501	527
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	1,493	1,564
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	227	240
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	83	84
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	16	16
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	34	35
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	349	365
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	562	589
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	235	247
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	1,471	1,540
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	566	593
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	41	43
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	1,014	1,062
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	285	298
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	1,905	2,018
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	52	53
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	27	27
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	56	56
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	34	35
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	13	13
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	7,407	7,786
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	214	224
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	141	149
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	424	447
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	572	574
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	60	63
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	25	25
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	77	81
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	207	217
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	375	397
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	59	62
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	551	583
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	36	36
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	31	31
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	12	12
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	107	112
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	4,618	4,838
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	11,061	11,587
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	109	115
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	607	638
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	1,607	1,698
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	282	297
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	17	18
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	2,057	2,155
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	1,353	1,417
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	5,909	6,247
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,257	1,317
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,879	3,016
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,049	1,110
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	216	216
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	2,139	2,240
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	42	44
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	172	180
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	996	1,043
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	30	31
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	144	151
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	363	381
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	883	930
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	211	222
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	161	169
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	813	860
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	2,957	3,172
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	65	65
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	1	0
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	40	40
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	8	8
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	10	11
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	1,325	1,336
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	1,058	1,108
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	237	248
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	85	89
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	231	242
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	61	63
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	691	724
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	89	93
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	738	773
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,663	2,814
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	10,524	11,131
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	11	11
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	28	28
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	15	15
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	1,470	1,484
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	17	18
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	184	193
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	13	14
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	666	698
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	488	511
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	386	405
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	104	108
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	2,654	2,780
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	226	237
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	260	273
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	120	126
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	2,935	3,074
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	2,164	2,290
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	36	36
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	891	905
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	329	338
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	82	83
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	451	461
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	307	316
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	948	972
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	84	86
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	77	79
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	46	47
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	280	288
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	875	896
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	108	111
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	303	311
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	64	66
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	289	301
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	2,052	2,152
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	255	261
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	437	446
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	542	557
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	43	45
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	167	171
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	48	49
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	309	313
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	354	360
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	144	150
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	50	52
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	690	726
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	70	71
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	214	220
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	276	285
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	564	579
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	205	213
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	970	1,026
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	362	369
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	289	295
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	51	53
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	110	113
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	141	146
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	48	50
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	967	1,008
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	608	643
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	734	736
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	594	612
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	1,265	1,293
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	444	453
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	88	88
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	271	278
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	51	51
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	87	88
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	1,000	1,023
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	90	92
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	153	158
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	99	103
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	42	42
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	352	356
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	437	446
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	74	76
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	655	677
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	6	5
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	230	234
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	45	46
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	178	182
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	183	189
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	12	13
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	153	156
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	121	125
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	61	63
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	710	741
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	264	273
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	242	255
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	11,825	12,162
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	125	125
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	165	167
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	76	78
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	641	658
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	71	73
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	21	22
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	202	205
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	70	72
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	818	853
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	428	446
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	51	53
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	5,838	6,194
Freddie Mac Gold Pool 1.5% 1/1/2036	5,755,601	5,084,785
Freddie Mac Gold Pool 1.5% 1/1/2051	32,803,103	24,956,115
Freddie Mac Gold Pool 1.5% 11/1/2035	6,486,103	5,748,389
Freddie Mac Gold Pool 1.5% 11/1/2035	400,275	354,749
Freddie Mac Gold Pool 1.5% 11/1/2050	329,698	253,508
Freddie Mac Gold Pool 1.5% 12/1/2035	8,406,053	7,449,969
Freddie Mac Gold Pool 1.5% 12/1/2040	1,156,563	960,461
Freddie Mac Gold Pool 1.5% 12/1/2050	236,278	181,676
Freddie Mac Gold Pool 1.5% 12/1/2050	72,196	55,580
Freddie Mac Gold Pool 1.5% 2/1/2036	294,651	260,309
Freddie Mac Gold Pool 1.5% 2/1/2036	7,938,298	7,013,089
Freddie Mac Gold Pool 1.5% 2/1/2041	3,578,106	2,966,934
Freddie Mac Gold Pool 1.5% 2/1/2051	33,311,268	25,342,720
Freddie Mac Gold Pool 1.5% 3/1/2036	185,908	164,240
Freddie Mac Gold Pool 1.5% 3/1/2041	2,020,157	1,673,901
Freddie Mac Gold Pool 1.5% 3/1/2051	85,664	65,948
Freddie Mac Gold Pool 1.5% 4/1/2036	319,960	282,168
Freddie Mac Gold Pool 1.5% 4/1/2041	2,884,557	2,388,543
Freddie Mac Gold Pool 1.5% 4/1/2041	7,567,773	6,267,952
Freddie Mac Gold Pool 1.5% 4/1/2051	18,742,321	14,258,880
Freddie Mac Gold Pool 1.5% 4/1/2051	3,560,363	2,708,672
Freddie Mac Gold Pool 1.5% 5/1/2036	330,948	291,238
Freddie Mac Gold Pool 1.5% 6/1/2036	333,056	293,093
Freddie Mac Gold Pool 1.5% 6/1/2051	203,765	156,868
Freddie Mac Gold Pool 1.5% 6/1/2051	56,411	42,917
Freddie Mac Gold Pool 1.5% 7/1/2035	1,814,594	1,612,176
Freddie Mac Gold Pool 1.5% 7/1/2036	270,376	237,935
Freddie Mac Gold Pool 1.5% 8/1/2035	5,415,518	4,799,570
Freddie Mac Gold Pool 1.5% 8/1/2036	203,358	178,958
Freddie Mac Gold Pool 2% 1/1/2051	1,559,998	1,258,594
Freddie Mac Gold Pool 2% 1/1/2051	235,277	189,085
Freddie Mac Gold Pool 2% 1/1/2052	2,817,713	2,258,341
Freddie Mac Gold Pool 2% 1/1/2052	1,265,124	1,013,971
Freddie Mac Gold Pool 2% 10/1/2041	18,809	16,061
Freddie Mac Gold Pool 2% 10/1/2050	3,057,833	2,463,214
Freddie Mac Gold Pool 2% 10/1/2050	14,021	11,329
Freddie Mac Gold Pool 2% 10/1/2050	104,751	84,381
Freddie Mac Gold Pool 2% 10/1/2051	16,702,611	13,512,077
Freddie Mac Gold Pool 2% 10/1/2051	2,313,626	1,879,630
Freddie Mac Gold Pool 2% 10/1/2051	2,756,002	2,232,995
Freddie Mac Gold Pool 2% 10/1/2051	847,838	686,944
Freddie Mac Gold Pool 2% 10/1/2051	130,428	105,310
Freddie Mac Gold Pool 2% 10/1/2051	121,631	97,713
Freddie Mac Gold Pool 2% 11/1/2041	4,134,988	3,531,545
Freddie Mac Gold Pool 2% 11/1/2041	4,968,691	4,241,287
Freddie Mac Gold Pool 2% 11/1/2050	5,704,310	4,595,064
Freddie Mac Gold Pool 2% 11/1/2050	159,910	128,815
Freddie Mac Gold Pool 2% 11/1/2050	18,917	15,268
Freddie Mac Gold Pool 2% 11/1/2050	250,507	201,794
Freddie Mac Gold Pool 2% 11/1/2051	31,832	25,512
Freddie Mac Gold Pool 2% 11/1/2051	10,867,757	8,781,609
Freddie Mac Gold Pool 2% 11/1/2051	24,406,492	19,744,361
Freddie Mac Gold Pool 2% 11/1/2051	766,699	621,202
Freddie Mac Gold Pool 2% 11/1/2051	3,062,985	2,481,722
Freddie Mac Gold Pool 2% 11/1/2051	1,214,350	983,903
Freddie Mac Gold Pool 2% 11/1/2051	938,614	752,280
Freddie Mac Gold Pool 2% 11/1/2051	3,335,760	2,685,012
Freddie Mac Gold Pool 2% 11/1/2051	9,685,934	7,763,081
Freddie Mac Gold Pool 2% 11/1/2051	1,777,056	1,424,275
Freddie Mac Gold Pool 2% 11/1/2051	2,785,856	2,232,808
Freddie Mac Gold Pool 2% 12/1/2035	1,021,895	927,701
Freddie Mac Gold Pool 2% 12/1/2051	11,481,735	9,302,845
Freddie Mac Gold Pool 2% 12/1/2051	2,079,415	1,684,804
Freddie Mac Gold Pool 2% 12/1/2051	923,715	746,401
Freddie Mac Gold Pool 2% 12/1/2051	996,368	807,287
Freddie Mac Gold Pool 2% 12/1/2051	935,050	756,436
Freddie Mac Gold Pool 2% 12/1/2051	376,095	302,725
Freddie Mac Gold Pool 2% 12/1/2051	141,543	113,444
Freddie Mac Gold Pool 2% 12/1/2051	47,758	38,277
Freddie Mac Gold Pool 2% 2/1/2041	2,613,764	2,244,798
Freddie Mac Gold Pool 2% 2/1/2042	1,244,776	1,059,901
Freddie Mac Gold Pool 2% 2/1/2051	18,072,366	14,524,172
Freddie Mac Gold Pool 2% 2/1/2051	16,830,838	13,715,743
Freddie Mac Gold Pool 2% 2/1/2051	457,642	367,792
Freddie Mac Gold Pool 2% 2/1/2051	129,251	104,117
Freddie Mac Gold Pool 2% 2/1/2052	30,809,402	24,876,048
Freddie Mac Gold Pool 2% 2/1/2052	13,481,047	10,901,683
Freddie Mac Gold Pool 2% 3/1/2041	2,740,903	2,364,546
Freddie Mac Gold Pool 2% 3/1/2051	30,191,549	24,263,964
Freddie Mac Gold Pool 2% 3/1/2051	1,557,941	1,252,066
Freddie Mac Gold Pool 2% 3/1/2051	7,731,570	6,228,107
Freddie Mac Gold Pool 2% 4/1/2041	17,464	14,982
Freddie Mac Gold Pool 2% 4/1/2042	16,509,673	14,187,386
Freddie Mac Gold Pool 2% 4/1/2051	1,834,737	1,474,519
Freddie Mac Gold Pool 2% 4/1/2051	5,881,222	4,726,546
Freddie Mac Gold Pool 2% 4/1/2052	3,737,480	3,027,050
Freddie Mac Gold Pool 2% 5/1/2035	38,555,000	35,133,714
Freddie Mac Gold Pool 2% 5/1/2041	2,424,208	2,077,639
Freddie Mac Gold Pool 2% 5/1/2051	30,320,069	24,367,251
Freddie Mac Gold Pool 2% 5/1/2051	13,033,155	10,608,726
Freddie Mac Gold Pool 2% 5/1/2051	1,549,781	1,257,616
Freddie Mac Gold Pool 2% 5/1/2051	26,138	21,006
Freddie Mac Gold Pool 2% 5/1/2051	578,773	466,949
Freddie Mac Gold Pool 2% 5/1/2051	1,371,809	1,106,765
Freddie Mac Gold Pool 2% 5/1/2051	2,739,540	2,201,679
Freddie Mac Gold Pool 2% 6/1/2041	4,042,269	3,462,060
Freddie Mac Gold Pool 2% 6/1/2050	11,172,963	9,077,109
Freddie Mac Gold Pool 2% 6/1/2050	124,491,436	100,438,744
Freddie Mac Gold Pool 2% 6/1/2051	91,303	73,378
Freddie Mac Gold Pool 2% 6/1/2052	2,228,358	1,790,163
Freddie Mac Gold Pool 2% 7/1/2041	18,045	15,444
Freddie Mac Gold Pool 2% 7/1/2041	15,886,936	13,672,297
Freddie Mac Gold Pool 2% 7/1/2050	305,557	246,521
Freddie Mac Gold Pool 2% 7/1/2050	114,400	92,297
Freddie Mac Gold Pool 2% 7/1/2051	873,390	707,919
Freddie Mac Gold Pool 2% 8/1/2035	1,762,859	1,602,020
Freddie Mac Gold Pool 2% 8/1/2051	56,835	45,658
Freddie Mac Gold Pool 2% 8/1/2051	835,550	672,027
Freddie Mac Gold Pool 2% 8/1/2051	40,252	32,337
Freddie Mac Gold Pool 2% 8/1/2051	2,414,835	1,945,252
Freddie Mac Gold Pool 2% 8/1/2052	58,414	46,818
Freddie Mac Gold Pool 2% 8/1/2052	3,328,095	2,667,402
Freddie Mac Gold Pool 2% 9/1/2050	68,536,387	55,208,966
Freddie Mac Gold Pool 2% 9/1/2050	76,767	61,839
Freddie Mac Gold Pool 2% 9/1/2050	570,184	459,307
Freddie Mac Gold Pool 2% 9/1/2051	4,317,492	3,507,605
Freddie Mac Gold Pool 2% 9/1/2051	28,393	22,730
Freddie Mac Gold Pool 2.5% 1/1/2033	40,112	38,054
Freddie Mac Gold Pool 2.5% 1/1/2041	5,407,539	4,774,216
Freddie Mac Gold Pool 2.5% 1/1/2042	4,882,715	4,288,093
Freddie Mac Gold Pool 2.5% 1/1/2051	18,625	15,693
Freddie Mac Gold Pool 2.5% 1/1/2052	4,020,512	3,397,710
Freddie Mac Gold Pool 2.5% 10/1/2041	2,399,516	2,111,050
Freddie Mac Gold Pool 2.5% 10/1/2050	4,068,377	3,445,789
Freddie Mac Gold Pool 2.5% 11/1/2031	1,479,489	1,410,716
Freddie Mac Gold Pool 2.5% 11/1/2032	127,819	121,383
Freddie Mac Gold Pool 2.5% 11/1/2041	1,127,315	996,018
Freddie Mac Gold Pool 2.5% 11/1/2041	963,470	851,256
Freddie Mac Gold Pool 2.5% 11/1/2041 (v)	18,680,367	16,522,204
Freddie Mac Gold Pool 2.5% 11/1/2050	3,442,060	2,932,528
Freddie Mac Gold Pool 2.5% 11/1/2051	4,248,737	3,562,700
Freddie Mac Gold Pool 2.5% 11/1/2051	26,079,182	22,006,758
Freddie Mac Gold Pool 2.5% 12/1/2050	3,076,258	2,620,876
Freddie Mac Gold Pool 2.5% 12/1/2051	2,588,656	2,170,669
Freddie Mac Gold Pool 2.5% 12/1/2051	7,351,553	6,203,563
Freddie Mac Gold Pool 2.5% 2/1/2035	2,151,562	2,011,716
Freddie Mac Gold Pool 2.5% 2/1/2036	12,424,802	11,597,807
Freddie Mac Gold Pool 2.5% 2/1/2042	3,523,250	3,139,326
Freddie Mac Gold Pool 2.5% 2/1/2051	41,047	34,586
Freddie Mac Gold Pool 2.5% 2/1/2051	14,435,620	12,298,699
Freddie Mac Gold Pool 2.5% 2/1/2051	13,165,976	11,093,571
Freddie Mac Gold Pool 2.5% 3/1/2033	883,037	837,700
Freddie Mac Gold Pool 2.5% 3/1/2050	3,873,601	3,269,925
Freddie Mac Gold Pool 2.5% 3/1/2051	12,569,595	10,591,064
Freddie Mac Gold Pool 2.5% 4/1/2033	368,838	349,393
Freddie Mac Gold Pool 2.5% 4/1/2042	33,632,750	29,452,835
Freddie Mac Gold Pool 2.5% 4/1/2042	728,607	642,381
Freddie Mac Gold Pool 2.5% 4/1/2047	4,679,966	3,963,786
Freddie Mac Gold Pool 2.5% 4/1/2052	511,180	434,551
Freddie Mac Gold Pool 2.5% 5/1/2033	98,677	93,464
Freddie Mac Gold Pool 2.5% 5/1/2035	6,503,367	6,080,664
Freddie Mac Gold Pool 2.5% 5/1/2041	7,552,532	6,696,250
Freddie Mac Gold Pool 2.5% 5/1/2051	26,514,585	22,548,173
Freddie Mac Gold Pool 2.5% 5/1/2051	4,459,193	3,815,816
Freddie Mac Gold Pool 2.5% 6/1/2031	1,798,055	1,722,396
Freddie Mac Gold Pool 2.5% 6/1/2040	587,965	522,810
Freddie Mac Gold Pool 2.5% 6/1/2041	860,876	762,225
Freddie Mac Gold Pool 2.5% 7/1/2036	3,042,548	2,840,036
Freddie Mac Gold Pool 2.5% 7/1/2051	8,068,050	6,823,302
Freddie Mac Gold Pool 2.5% 7/1/2051	9,470,844	8,009,672
Freddie Mac Gold Pool 2.5% 8/1/2032	90,160	85,738
Freddie Mac Gold Pool 2.5% 8/1/2041	801,160	708,601
Freddie Mac Gold Pool 2.5% 8/1/2050	22,334,079	19,000,023
Freddie Mac Gold Pool 2.5% 9/1/2041	1,767,927	1,574,726
Freddie Mac Gold Pool 2.5% 9/1/2051	82,493	69,250
Freddie Mac Gold Pool 2.5% 9/1/2051	3,352,093	2,822,358
Freddie Mac Gold Pool 3% 1/1/2033	315,500	303,038
Freddie Mac Gold Pool 3% 1/1/2033	497,184	478,126
Freddie Mac Gold Pool 3% 1/1/2043	86,206	78,703
Freddie Mac Gold Pool 3% 1/1/2052	3,269,610	2,866,126
Freddie Mac Gold Pool 3% 1/1/2052	1,563,955	1,370,956
Freddie Mac Gold Pool 3% 1/1/2052	706,499	619,314
Freddie Mac Gold Pool 3% 10/1/2042	70,501	64,194
Freddie Mac Gold Pool 3% 10/1/2049	8,752,139	7,729,523
Freddie Mac Gold Pool 3% 10/1/2051	6,211,354	5,477,844
Freddie Mac Gold Pool 3% 10/1/2051	435,016	380,926
Freddie Mac Gold Pool 3% 10/1/2051	943,732	828,451
Freddie Mac Gold Pool 3% 11/1/2042	14,488	13,275
Freddie Mac Gold Pool 3% 11/1/2049	30,068,701	26,752,746
Freddie Mac Gold Pool 3% 11/1/2050	1,462,385	1,286,033
Freddie Mac Gold Pool 3% 11/1/2051	30,026	26,358
Freddie Mac Gold Pool 3% 11/1/2051	543,760	476,828
Freddie Mac Gold Pool 3% 11/1/2051	4,966,687	4,356,881
Freddie Mac Gold Pool 3% 12/1/2030	632,059	612,495
Freddie Mac Gold Pool 3% 12/1/2031	10,418	10,069
Freddie Mac Gold Pool 3% 12/1/2032	393,691	379,423
Freddie Mac Gold Pool 3% 12/1/2032	1,145,517	1,107,734
Freddie Mac Gold Pool 3% 12/1/2042	1,606,238	1,468,863
Freddie Mac Gold Pool 3% 12/1/2050	12,028,814	10,578,237
Freddie Mac Gold Pool 3% 2/1/2032	14,896	14,388
Freddie Mac Gold Pool 3% 2/1/2033	622,471	603,854
Freddie Mac Gold Pool 3% 2/1/2037	625,164	589,773
Freddie Mac Gold Pool 3% 2/1/2037	35,198	33,206
Freddie Mac Gold Pool 3% 2/1/2038	7,105	6,639
Freddie Mac Gold Pool 3% 2/1/2038	354,132	332,010
Freddie Mac Gold Pool 3% 2/1/2043	105,817	97,095
Freddie Mac Gold Pool 3% 2/1/2043	54,595	49,901
Freddie Mac Gold Pool 3% 2/1/2043	30,463	27,727
Freddie Mac Gold Pool 3% 2/1/2052	962,164	843,428
Freddie Mac Gold Pool 3% 2/1/2052	1,437,273	1,259,458
Freddie Mac Gold Pool 3% 2/1/2052	2,203,863	1,931,897
Freddie Mac Gold Pool 3% 2/1/2052	5,682,889	4,974,492
Freddie Mac Gold Pool 3% 2/1/2052	4,981,135	4,358,659
Freddie Mac Gold Pool 3% 2/1/2052	5,682,648	4,981,385
Freddie Mac Gold Pool 3% 2/1/2052	4,585,276	4,013,702
Freddie Mac Gold Pool 3% 3/1/2033	58,445	56,253
Freddie Mac Gold Pool 3% 3/1/2033	1,249,896	1,203,403
Freddie Mac Gold Pool 3% 3/1/2043	111,812	102,197
Freddie Mac Gold Pool 3% 3/1/2050	15,834,045	13,959,226
Freddie Mac Gold Pool 3% 3/1/2052	2,817,784	2,469,176
Freddie Mac Gold Pool 3% 3/1/2052	1,654,827	1,450,097
Freddie Mac Gold Pool 3% 3/1/2052	5,718,866	5,031,005
Freddie Mac Gold Pool 3% 4/1/2032	15,524	15,049
Freddie Mac Gold Pool 3% 4/1/2032	41,649	40,319
Freddie Mac Gold Pool 3% 4/1/2034	917,492	882,315
Freddie Mac Gold Pool 3% 4/1/2043	46,543	42,560
Freddie Mac Gold Pool 3% 4/1/2045	6,394	5,759
Freddie Mac Gold Pool 3% 4/1/2045	8,413	7,577
Freddie Mac Gold Pool 3% 4/1/2046	151,331	136,097
Freddie Mac Gold Pool 3% 4/1/2046	182,965	164,546
Freddie Mac Gold Pool 3% 4/1/2050	15,854,204	13,976,998
Freddie Mac Gold Pool 3% 4/1/2052	8,623,507	7,659,038
Freddie Mac Gold Pool 3% 5/1/2035	10,216,844	9,772,016
Freddie Mac Gold Pool 3% 5/1/2045	50,511	45,489
Freddie Mac Gold Pool 3% 5/1/2046	454,951	409,151
Freddie Mac Gold Pool 3% 5/1/2046	2,850,309	2,563,369
Freddie Mac Gold Pool 3% 5/1/2051	4,434,239	3,893,963
Freddie Mac Gold Pool 3% 5/1/2052	10,829,768	9,481,484
Freddie Mac Gold Pool 3% 6/1/2031	4,777	4,625
Freddie Mac Gold Pool 3% 6/1/2046	2,796,511	2,513,239
Freddie Mac Gold Pool 3% 6/1/2050	10,921,492	9,696,599
Freddie Mac Gold Pool 3% 6/1/2052	5,437,081	4,764,423
Freddie Mac Gold Pool 3% 6/1/2052	7,038,189	6,201,539
Freddie Mac Gold Pool 3% 7/1/2032	79,870	77,123
Freddie Mac Gold Pool 3% 7/1/2043	56,411	51,450
Freddie Mac Gold Pool 3% 7/1/2043	233,840	213,342
Freddie Mac Gold Pool 3% 7/1/2045	122,837	110,625
Freddie Mac Gold Pool 3% 7/1/2045	40,780	37,032
Freddie Mac Gold Pool 3% 7/1/2045	12,423	11,188
Freddie Mac Gold Pool 3% 8/1/2032	91,931	88,799
Freddie Mac Gold Pool 3% 8/1/2032	62,692	60,517
Freddie Mac Gold Pool 3% 8/1/2037	261,488	245,562
Freddie Mac Gold Pool 3% 8/1/2042	15,535	14,171
Freddie Mac Gold Pool 3% 8/1/2042	20,324	18,591
Freddie Mac Gold Pool 3% 8/1/2045	30,112	27,099
Freddie Mac Gold Pool 3% 8/1/2045	53,650	48,366
Freddie Mac Gold Pool 3% 9/1/2051	572,057	501,642
Freddie Mac Gold Pool 3% 9/1/2051	4,287,279	3,762,230
Freddie Mac Gold Pool 3.5% 1/1/2032	14,580	14,252
Freddie Mac Gold Pool 3.5% 1/1/2044	7,108,611	6,656,373
Freddie Mac Gold Pool 3.5% 1/1/2044	3,602,930	3,371,919
Freddie Mac Gold Pool 3.5% 1/1/2045	2,621,528	2,453,004
Freddie Mac Gold Pool 3.5% 1/1/2046	11,003	10,235
Freddie Mac Gold Pool 3.5% 1/1/2048	28,632	26,643
Freddie Mac Gold Pool 3.5% 1/1/2054	142,302	129,116
Freddie Mac Gold Pool 3.5% 10/1/2040	188,014	175,883
Freddie Mac Gold Pool 3.5% 10/1/2042	71,079	66,513
Freddie Mac Gold Pool 3.5% 10/1/2042	9,485	8,863
Freddie Mac Gold Pool 3.5% 10/1/2047	103,748	96,542
Freddie Mac Gold Pool 3.5% 10/1/2049	11,429,146	10,531,727
Freddie Mac Gold Pool 3.5% 10/1/2051	3,439,386	3,152,128
Freddie Mac Gold Pool 3.5% 10/1/2053	2,867,014	2,601,354
Freddie Mac Gold Pool 3.5% 11/1/2033	782,893	762,212
Freddie Mac Gold Pool 3.5% 11/1/2040	393,732	368,329
Freddie Mac Gold Pool 3.5% 11/1/2045	48,122	44,761
Freddie Mac Gold Pool 3.5% 11/1/2045	3,134,213	2,915,351
Freddie Mac Gold Pool 3.5% 11/1/2046	5,261	4,874
Freddie Mac Gold Pool 3.5% 11/1/2047	57,031	52,924
Freddie Mac Gold Pool 3.5% 11/1/2047	718,635	668,720
Freddie Mac Gold Pool 3.5% 11/1/2052	1,673,612	1,519,710
Freddie Mac Gold Pool 3.5% 11/1/2054	1,999,802	1,814,655
Freddie Mac Gold Pool 3.5% 12/1/2033	220,339	214,346
Freddie Mac Gold Pool 3.5% 12/1/2040	385,871	360,734
Freddie Mac Gold Pool 3.5% 12/1/2046	1,211,524	1,122,379
Freddie Mac Gold Pool 3.5% 12/1/2047	179,384	166,924
Freddie Mac Gold Pool 3.5% 12/1/2052	224,463	203,892
Freddie Mac Gold Pool 3.5% 12/1/2053	15,786,522	14,323,730
Freddie Mac Gold Pool 3.5% 12/1/2054	590,721	535,985
Freddie Mac Gold Pool 3.5% 2/1/2034	4,302,006	4,186,281
Freddie Mac Gold Pool 3.5% 2/1/2043	129,844	122,299
Freddie Mac Gold Pool 3.5% 2/1/2043	325,702	305,181
Freddie Mac Gold Pool 3.5% 2/1/2043	4,412,561	4,126,373
Freddie Mac Gold Pool 3.5% 2/1/2045	3,284	3,055
Freddie Mac Gold Pool 3.5% 2/1/2046	2,109,733	1,960,432
Freddie Mac Gold Pool 3.5% 2/1/2048	7,075	6,486
Freddie Mac Gold Pool 3.5% 2/1/2052	1,169,433	1,070,300
Freddie Mac Gold Pool 3.5% 3/1/2032	4,574,872	4,469,885
Freddie Mac Gold Pool 3.5% 3/1/2045	1,064,411	990,083
Freddie Mac Gold Pool 3.5% 3/1/2045	93,880	87,325
Freddie Mac Gold Pool 3.5% 3/1/2045	189,995	176,727
Freddie Mac Gold Pool 3.5% 3/1/2045	286,973	266,934
Freddie Mac Gold Pool 3.5% 3/1/2046	3,803,792	3,540,550
Freddie Mac Gold Pool 3.5% 3/1/2047	57,320	53,102
Freddie Mac Gold Pool 3.5% 3/1/2052	4,769,610	4,353,365
Freddie Mac Gold Pool 3.5% 3/1/2052	2,361,424	2,160,508
Freddie Mac Gold Pool 3.5% 3/1/2052	5,113,569	4,672,549
Freddie Mac Gold Pool 3.5% 3/1/2052	1,140,998	1,035,718
Freddie Mac Gold Pool 3.5% 3/1/2052	167,411	151,964
Freddie Mac Gold Pool 3.5% 3/1/2055	8,000,000	7,258,714
Freddie Mac Gold Pool 3.5% 4/1/2033	1,914,027	1,871,991
Freddie Mac Gold Pool 3.5% 4/1/2040	466,681	436,864
Freddie Mac Gold Pool 3.5% 4/1/2042	2,818,136	2,647,747
Freddie Mac Gold Pool 3.5% 4/1/2042	26,628	24,981
Freddie Mac Gold Pool 3.5% 4/1/2043	168,619	157,719
Freddie Mac Gold Pool 3.5% 4/1/2043	390,001	364,441
Freddie Mac Gold Pool 3.5% 4/1/2046	699,625	649,677
Freddie Mac Gold Pool 3.5% 4/1/2046	2,325,370	2,160,809
Freddie Mac Gold Pool 3.5% 4/1/2052	175,359	159,124
Freddie Mac Gold Pool 3.5% 4/1/2052	22,984	20,877
Freddie Mac Gold Pool 3.5% 4/1/2052	635,708	576,853
Freddie Mac Gold Pool 3.5% 4/1/2052	35,244,648	32,113,771
Freddie Mac Gold Pool 3.5% 4/1/2053	242,718	220,247
Freddie Mac Gold Pool 3.5% 5/1/2033	71,766	69,917
Freddie Mac Gold Pool 3.5% 5/1/2034	42,627	41,411
Freddie Mac Gold Pool 3.5% 5/1/2034	258,192	250,770
Freddie Mac Gold Pool 3.5% 5/1/2040	175,497	164,284
Freddie Mac Gold Pool 3.5% 5/1/2040	966,571	904,814
Freddie Mac Gold Pool 3.5% 5/1/2045	921,671	857,023
Freddie Mac Gold Pool 3.5% 5/1/2045	11,151	10,369
Freddie Mac Gold Pool 3.5% 5/1/2045	125,736	116,956
Freddie Mac Gold Pool 3.5% 5/1/2045	30,943	28,782
Freddie Mac Gold Pool 3.5% 5/1/2045	68,055	63,303
Freddie Mac Gold Pool 3.5% 5/1/2046	4,848,601	4,508,507
Freddie Mac Gold Pool 3.5% 5/1/2046	2,278,752	2,117,490
Freddie Mac Gold Pool 3.5% 5/1/2046	1,032,934	959,190
Freddie Mac Gold Pool 3.5% 5/1/2049	138,639	127,840
Freddie Mac Gold Pool 3.5% 5/1/2052	337,936	306,966
Freddie Mac Gold Pool 3.5% 5/1/2052	139,347	126,707
Freddie Mac Gold Pool 3.5% 6/1/2032	2,406,349	2,349,619
Freddie Mac Gold Pool 3.5% 6/1/2040	836,562	783,112
Freddie Mac Gold Pool 3.5% 6/1/2045	1,115,581	1,037,331
Freddie Mac Gold Pool 3.5% 6/1/2045	175,858	163,523
Freddie Mac Gold Pool 3.5% 6/1/2045	3,829,078	3,561,692
Freddie Mac Gold Pool 3.5% 6/1/2045	216,932	201,919
Freddie Mac Gold Pool 3.5% 6/1/2045	7,117	6,620
Freddie Mac Gold Pool 3.5% 6/1/2052	2,204,480	2,002,450
Freddie Mac Gold Pool 3.5% 6/1/2052	514,446	466,818
Freddie Mac Gold Pool 3.5% 6/1/2052	537,827	488,033
Freddie Mac Gold Pool 3.5% 7/1/2032	587,562	573,591
Freddie Mac Gold Pool 3.5% 7/1/2032	2,047,941	2,000,115
Freddie Mac Gold Pool 3.5% 7/1/2040	120,161	112,484
Freddie Mac Gold Pool 3.5% 7/1/2042	892,935	835,112
Freddie Mac Gold Pool 3.5% 7/1/2046	7,095	6,591
Freddie Mac Gold Pool 3.5% 7/1/2047	1,755,618	1,634,774
Freddie Mac Gold Pool 3.5% 7/1/2052	323,194	293,474
Freddie Mac Gold Pool 3.5% 7/1/2052	821,042	746,567
Freddie Mac Gold Pool 3.5% 7/1/2052	1,013,320	919,504
Freddie Mac Gold Pool 3.5% 8/1/2034	433,300	420,670
Freddie Mac Gold Pool 3.5% 8/1/2034	32,842	31,891
Freddie Mac Gold Pool 3.5% 8/1/2040	546,721	511,448
Freddie Mac Gold Pool 3.5% 8/1/2042	2,100,864	1,966,762
Freddie Mac Gold Pool 3.5% 8/1/2047	316,449	294,469
Freddie Mac Gold Pool 3.5% 8/1/2047	2,669,298	2,485,563
Freddie Mac Gold Pool 3.5% 8/1/2047	209,710	195,275
Freddie Mac Gold Pool 3.5% 8/1/2051	4,462,753	4,091,418
Freddie Mac Gold Pool 3.5% 8/1/2052	1,027,480	932,674
Freddie Mac Gold Pool 3.5% 8/1/2052	1,127,696	1,023,291
Freddie Mac Gold Pool 3.5% 9/1/2040	412,059	383,027
Freddie Mac Gold Pool 3.5% 9/1/2042	3,763	3,516
Freddie Mac Gold Pool 3.5% 9/1/2042	6,333,784	5,920,539
Freddie Mac Gold Pool 3.5% 9/1/2042	1,142,147	1,067,135
Freddie Mac Gold Pool 3.5% 9/1/2046	126,503	117,353
Freddie Mac Gold Pool 3.5% 9/1/2046	820,606	763,303
Freddie Mac Gold Pool 3.5% 9/1/2047	59,625	55,484
Freddie Mac Gold Pool 3.5% 9/1/2047	49,048	45,641
Freddie Mac Gold Pool 3.5% 9/1/2052	531,894	482,982
Freddie Mac Gold Pool 3.5% 9/1/2052	1,999,800	1,814,653
Freddie Mac Gold Pool 4% 1/1/2041	2,262,823	2,192,375
Freddie Mac Gold Pool 4% 1/1/2041	51,216	49,742
Freddie Mac Gold Pool 4% 1/1/2041	12,221	11,825
Freddie Mac Gold Pool 4% 1/1/2042	3,944	3,814
Freddie Mac Gold Pool 4% 1/1/2043	16,598	15,995
Freddie Mac Gold Pool 4% 1/1/2044	61,433	59,097
Freddie Mac Gold Pool 4% 1/1/2044	49,947	48,105
Freddie Mac Gold Pool 4% 10/1/2041	813,865	787,530
Freddie Mac Gold Pool 4% 10/1/2041	96,267	93,158
Freddie Mac Gold Pool 4% 10/1/2041	91,059	88,144
Freddie Mac Gold Pool 4% 10/1/2041	48,297	46,759
Freddie Mac Gold Pool 4% 10/1/2042	12,883	12,529
Freddie Mac Gold Pool 4% 10/1/2042	8,701	8,386
Freddie Mac Gold Pool 4% 10/1/2042	31,869	30,793
Freddie Mac Gold Pool 4% 10/1/2043	17,682	17,012
Freddie Mac Gold Pool 4% 10/1/2043	173,143	166,771
Freddie Mac Gold Pool 4% 10/1/2043	65,010	62,540
Freddie Mac Gold Pool 4% 10/1/2043	22,202	21,426
Freddie Mac Gold Pool 4% 10/1/2052	7,018,369	6,668,236
Freddie Mac Gold Pool 4% 11/1/2041	136,692	132,157
Freddie Mac Gold Pool 4% 11/1/2041	28,464	27,626
Freddie Mac Gold Pool 4% 11/1/2041	3,677	3,558
Freddie Mac Gold Pool 4% 11/1/2042	56,574	54,646
Freddie Mac Gold Pool 4% 11/1/2042	136,474	131,860
Freddie Mac Gold Pool 4% 11/1/2042	116,687	112,550
Freddie Mac Gold Pool 4% 11/1/2042	42,348	40,818
Freddie Mac Gold Pool 4% 11/1/2042	4,498	4,396
Freddie Mac Gold Pool 4% 11/1/2042	2,227,148	2,153,790
Freddie Mac Gold Pool 4% 11/1/2042	1,478,843	1,431,455
Freddie Mac Gold Pool 4% 11/1/2043	388,753	375,069
Freddie Mac Gold Pool 4% 11/1/2045	207,258	199,031
Freddie Mac Gold Pool 4% 11/1/2047	1,957,846	1,867,282
Freddie Mac Gold Pool 4% 11/1/2051	235,886	225,076
Freddie Mac Gold Pool 4% 12/1/2040	11,055	10,714
Freddie Mac Gold Pool 4% 12/1/2040	10,291	9,974
Freddie Mac Gold Pool 4% 12/1/2040	29,075	28,215
Freddie Mac Gold Pool 4% 12/1/2042	27,960	27,109
Freddie Mac Gold Pool 4% 12/1/2042	47,432	45,771
Freddie Mac Gold Pool 4% 12/1/2042	1,082,133	1,046,883
Freddie Mac Gold Pool 4% 12/1/2045	2,862,568	2,750,730
Freddie Mac Gold Pool 4% 12/1/2045	482,804	465,901
Freddie Mac Gold Pool 4% 12/1/2047	7,255,370	6,919,761
Freddie Mac Gold Pool 4% 2/1/2041	2,443	2,366
Freddie Mac Gold Pool 4% 2/1/2041	578,864	560,075
Freddie Mac Gold Pool 4% 2/1/2042	56,321	54,520
Freddie Mac Gold Pool 4% 2/1/2042	3,171	3,073
Freddie Mac Gold Pool 4% 2/1/2042	3,453,039	3,337,197
Freddie Mac Gold Pool 4% 2/1/2043	95,061	91,664
Freddie Mac Gold Pool 4% 2/1/2043	54,164	52,209
Freddie Mac Gold Pool 4% 2/1/2043	83,548	80,521
Freddie Mac Gold Pool 4% 2/1/2043	35,864	34,544
Freddie Mac Gold Pool 4% 2/1/2044	26,546	25,520
Freddie Mac Gold Pool 4% 2/1/2044	65,647	63,227
Freddie Mac Gold Pool 4% 2/1/2044	35,902	34,641
Freddie Mac Gold Pool 4% 2/1/2045	1,606,549	1,546,604
Freddie Mac Gold Pool 4% 2/1/2046	92,964	89,158
Freddie Mac Gold Pool 4% 2/1/2046	184,243	176,699
Freddie Mac Gold Pool 4% 2/1/2046	39,954	38,318
Freddie Mac Gold Pool 4% 2/1/2048	2,228,703	2,127,700
Freddie Mac Gold Pool 4% 2/1/2048	120,612	115,222
Freddie Mac Gold Pool 4% 2/1/2052	98,516	94,001
Freddie Mac Gold Pool 4% 2/1/2052	123,754	118,083
Freddie Mac Gold Pool 4% 2/1/2053	7,695,017	7,296,699
Freddie Mac Gold Pool 4% 3/1/2042	74,905	72,498
Freddie Mac Gold Pool 4% 3/1/2042	67,121	64,872
Freddie Mac Gold Pool 4% 3/1/2042	14,422	13,906
Freddie Mac Gold Pool 4% 3/1/2043	16,928	16,309
Freddie Mac Gold Pool 4% 3/1/2043	38,807	37,531
Freddie Mac Gold Pool 4% 3/1/2044	58,792	56,563
Freddie Mac Gold Pool 4% 4/1/2040	1,855	1,811
Freddie Mac Gold Pool 4% 4/1/2042	21,369	20,631
Freddie Mac Gold Pool 4% 4/1/2042	19,546	18,951
Freddie Mac Gold Pool 4% 4/1/2042	24,836	24,098
Freddie Mac Gold Pool 4% 4/1/2042	26,692	25,738
Freddie Mac Gold Pool 4% 4/1/2042	919,600	888,647
Freddie Mac Gold Pool 4% 4/1/2042	704,713	681,640
Freddie Mac Gold Pool 4% 4/1/2043	17,141	16,664
Freddie Mac Gold Pool 4% 4/1/2043	58,303	56,307
Freddie Mac Gold Pool 4% 4/1/2043	1,184,967	1,144,722
Freddie Mac Gold Pool 4% 4/1/2046	592,444	567,446
Freddie Mac Gold Pool 4% 4/1/2048	36,597	34,915
Freddie Mac Gold Pool 4% 4/1/2048	226,453	216,049
Freddie Mac Gold Pool 4% 4/1/2048	464,627	443,280
Freddie Mac Gold Pool 4% 4/1/2048	78,626	75,013
Freddie Mac Gold Pool 4% 4/1/2048	363,000	346,322
Freddie Mac Gold Pool 4% 4/1/2052	258,666	246,732
Freddie Mac Gold Pool 4% 4/1/2052	167,379	159,656
Freddie Mac Gold Pool 4% 5/1/2037	3,912,911	3,834,568
Freddie Mac Gold Pool 4% 5/1/2038	4,897,646	4,787,343
Freddie Mac Gold Pool 4% 5/1/2042	118,310	114,558
Freddie Mac Gold Pool 4% 5/1/2043	19,641	18,908
Freddie Mac Gold Pool 4% 5/1/2043	20,083	19,331
Freddie Mac Gold Pool 4% 5/1/2043	71,241	68,636
Freddie Mac Gold Pool 4% 5/1/2043	23,528	22,652
Freddie Mac Gold Pool 4% 5/1/2043	7,745	7,464
Freddie Mac Gold Pool 4% 5/1/2045	115,266	110,907
Freddie Mac Gold Pool 4% 5/1/2045	1,526,712	1,477,561
Freddie Mac Gold Pool 4% 5/1/2048	5,117,741	4,889,007
Freddie Mac Gold Pool 4% 6/1/2041	34,383	33,244
Freddie Mac Gold Pool 4% 6/1/2041	6,264	6,152
Freddie Mac Gold Pool 4% 6/1/2042	41,682	40,304
Freddie Mac Gold Pool 4% 6/1/2043	30,277	29,157
Freddie Mac Gold Pool 4% 6/1/2043	66,467	64,321
Freddie Mac Gold Pool 4% 6/1/2047	4,648,048	4,449,022
Freddie Mac Gold Pool 4% 6/1/2047	421,876	403,811
Freddie Mac Gold Pool 4% 6/1/2052	139,069	132,653
Freddie Mac Gold Pool 4% 7/1/2041	327,573	316,663
Freddie Mac Gold Pool 4% 7/1/2042	1,024,944	989,658
Freddie Mac Gold Pool 4% 7/1/2043	95,415	92,107
Freddie Mac Gold Pool 4% 7/1/2043	10,873	10,467
Freddie Mac Gold Pool 4% 7/1/2043	149,666	144,184
Freddie Mac Gold Pool 4% 7/1/2043	135,990	131,295
Freddie Mac Gold Pool 4% 7/1/2043	69,372	66,837
Freddie Mac Gold Pool 4% 7/1/2043	36,933	35,548
Freddie Mac Gold Pool 4% 7/1/2043	42,518	40,933
Freddie Mac Gold Pool 4% 7/1/2044	820,966	794,894
Freddie Mac Gold Pool 4% 7/1/2052	209,155	199,505
Freddie Mac Gold Pool 4% 8/1/2040	1,743	1,688
Freddie Mac Gold Pool 4% 8/1/2043	77,244	74,394
Freddie Mac Gold Pool 4% 8/1/2043	37,353	36,144
Freddie Mac Gold Pool 4% 8/1/2043	53,662	51,873
Freddie Mac Gold Pool 4% 8/1/2043	9,834	9,466
Freddie Mac Gold Pool 4% 8/1/2044	17,712	17,109
Freddie Mac Gold Pool 4% 8/1/2044	17,208	16,555
Freddie Mac Gold Pool 4% 8/1/2052	123,199	117,428
Freddie Mac Gold Pool 4% 9/1/2040	54,718	53,014
Freddie Mac Gold Pool 4% 9/1/2041	99,055	95,857
Freddie Mac Gold Pool 4% 9/1/2041	36,177	35,009
Freddie Mac Gold Pool 4% 9/1/2041	20,704	20,080
Freddie Mac Gold Pool 4% 9/1/2041	32,784	31,694
Freddie Mac Gold Pool 4% 9/1/2042	86,829	84,160
Freddie Mac Gold Pool 4% 9/1/2042	1,912,209	1,848,141
Freddie Mac Gold Pool 4% 9/1/2043	84,246	81,124
Freddie Mac Gold Pool 4% 9/1/2043	98,867	95,324
Freddie Mac Gold Pool 4% 9/1/2043	78,625	75,778
Freddie Mac Gold Pool 4% 9/1/2043	45,492	43,859
Freddie Mac Gold Pool 4% 9/1/2043	83,389	80,258
Freddie Mac Gold Pool 4% 9/1/2043	99,102	95,579
Freddie Mac Gold Pool 4% 9/1/2043	13,701	13,245
Freddie Mac Gold Pool 4% 9/1/2043	30,963	29,787
Freddie Mac Gold Pool 4% 9/1/2043	2,331,605	2,260,649
Freddie Mac Gold Pool 4% 9/1/2051	1,946,695	1,828,895
Freddie Mac Gold Pool 4% 9/1/2051	270,757	258,349
Freddie Mac Gold Pool 4.5% 1/1/2041	21,019	20,875
Freddie Mac Gold Pool 4.5% 1/1/2041	31,068	30,837
Freddie Mac Gold Pool 4.5% 1/1/2041	1,096,899	1,088,580
Freddie Mac Gold Pool 4.5% 1/1/2049	88,095	86,148
Freddie Mac Gold Pool 4.5% 10/1/2039	14,483	14,379
Freddie Mac Gold Pool 4.5% 10/1/2040	61,795	61,269
Freddie Mac Gold Pool 4.5% 10/1/2040	104,311	103,495
Freddie Mac Gold Pool 4.5% 10/1/2041	249,623	247,411
Freddie Mac Gold Pool 4.5% 10/1/2044	1,535,076	1,519,848
Freddie Mac Gold Pool 4.5% 10/1/2048	283,659	277,831
Freddie Mac Gold Pool 4.5% 10/1/2048	2,787,304	2,743,974
Freddie Mac Gold Pool 4.5% 11/1/2039	1,644	1,632
Freddie Mac Gold Pool 4.5% 11/1/2040	4,961	4,923
Freddie Mac Gold Pool 4.5% 12/1/2039	809	803
Freddie Mac Gold Pool 4.5% 12/1/2040	23,549	23,344
Freddie Mac Gold Pool 4.5% 12/1/2040	29,315	29,059
Freddie Mac Gold Pool 4.5% 12/1/2040	1,960	1,943
Freddie Mac Gold Pool 4.5% 12/1/2045	283,947	281,958
Freddie Mac Gold Pool 4.5% 12/1/2047	818,759	803,216
Freddie Mac Gold Pool 4.5% 12/1/2048	2,243,266	2,197,878
Freddie Mac Gold Pool 4.5% 12/1/2048	7,871	7,697
Freddie Mac Gold Pool 4.5% 2/1/2040	6,812	6,764
Freddie Mac Gold Pool 4.5% 2/1/2041	36,375	36,096
Freddie Mac Gold Pool 4.5% 2/1/2041	16,490	16,345
Freddie Mac Gold Pool 4.5% 2/1/2041	28,537	28,326
Freddie Mac Gold Pool 4.5% 2/1/2041	24,168	23,995
Freddie Mac Gold Pool 4.5% 2/1/2041	38,902	38,596
Freddie Mac Gold Pool 4.5% 2/1/2041	18,661	18,523
Freddie Mac Gold Pool 4.5% 2/1/2041	150,293	149,164
Freddie Mac Gold Pool 4.5% 2/1/2041	38,557	38,214
Freddie Mac Gold Pool 4.5% 2/1/2041	38,491	38,144
Freddie Mac Gold Pool 4.5% 2/1/2044	25,360	25,108
Freddie Mac Gold Pool 4.5% 2/1/2044	110,500	109,403
Freddie Mac Gold Pool 4.5% 3/1/2041	7,849	7,788
Freddie Mac Gold Pool 4.5% 3/1/2041	161,711	160,465
Freddie Mac Gold Pool 4.5% 3/1/2041	26,729	26,504
Freddie Mac Gold Pool 4.5% 3/1/2041	37,312	37,024
Freddie Mac Gold Pool 4.5% 3/1/2042	4,207	4,175
Freddie Mac Gold Pool 4.5% 3/1/2044	20,734	20,528
Freddie Mac Gold Pool 4.5% 3/1/2044	66,325	65,667
Freddie Mac Gold Pool 4.5% 3/1/2044	40,035	39,638
Freddie Mac Gold Pool 4.5% 4/1/2041	5,843	5,789
Freddie Mac Gold Pool 4.5% 4/1/2041	2,792	2,769
Freddie Mac Gold Pool 4.5% 4/1/2041	52,366	51,889
Freddie Mac Gold Pool 4.5% 4/1/2041	51,462	51,022
Freddie Mac Gold Pool 4.5% 4/1/2048	149,506	146,574
Freddie Mac Gold Pool 4.5% 4/1/2048	146,288	143,374
Freddie Mac Gold Pool 4.5% 4/1/2048	457,355	448,244
Freddie Mac Gold Pool 4.5% 5/1/2039	134,113	133,203
Freddie Mac Gold Pool 4.5% 5/1/2039	828,416	822,656
Freddie Mac Gold Pool 4.5% 5/1/2039	21,235	21,093
Freddie Mac Gold Pool 4.5% 5/1/2040	5,267	5,228
Freddie Mac Gold Pool 4.5% 5/1/2040	4,349	4,320
Freddie Mac Gold Pool 4.5% 5/1/2041	54,610	54,113
Freddie Mac Gold Pool 4.5% 5/1/2041	55,799	55,312
Freddie Mac Gold Pool 4.5% 5/1/2041	22,097	21,924
Freddie Mac Gold Pool 4.5% 5/1/2048	298,871	292,917
Freddie Mac Gold Pool 4.5% 6/1/2025	202	202
Freddie Mac Gold Pool 4.5% 6/1/2040	11,242	11,160
Freddie Mac Gold Pool 4.5% 6/1/2041	58,875	58,449
Freddie Mac Gold Pool 4.5% 6/1/2041	36,761	36,497
Freddie Mac Gold Pool 4.5% 6/1/2041	42,980	42,591
Freddie Mac Gold Pool 4.5% 6/1/2041	17,799	17,681
Freddie Mac Gold Pool 4.5% 6/1/2041	26,357	26,123
Freddie Mac Gold Pool 4.5% 6/1/2041	4,352	4,314
Freddie Mac Gold Pool 4.5% 6/1/2041	17,087	16,940
Freddie Mac Gold Pool 4.5% 6/1/2047	498,005	490,263
Freddie Mac Gold Pool 4.5% 7/1/2025	5,432	5,424
Freddie Mac Gold Pool 4.5% 7/1/2040	71,086	70,575
Freddie Mac Gold Pool 4.5% 7/1/2040	30,964	30,700
Freddie Mac Gold Pool 4.5% 7/1/2040	2,579	2,559
Freddie Mac Gold Pool 4.5% 7/1/2040	28,069	27,857
Freddie Mac Gold Pool 4.5% 7/1/2041	2,985	2,961
Freddie Mac Gold Pool 4.5% 7/1/2044	6,357	6,292
Freddie Mac Gold Pool 4.5% 7/1/2047	388,027	381,874
Freddie Mac Gold Pool 4.5% 7/1/2047	865,461	853,089
Freddie Mac Gold Pool 4.5% 7/1/2049	50,932	49,743
Freddie Mac Gold Pool 4.5% 8/1/2033	8,544	8,505
Freddie Mac Gold Pool 4.5% 8/1/2035	385	383
Freddie Mac Gold Pool 4.5% 8/1/2039	1,079	1,071
Freddie Mac Gold Pool 4.5% 8/1/2040	15,276	15,157
Freddie Mac Gold Pool 4.5% 8/1/2040	2,562	2,543
Freddie Mac Gold Pool 4.5% 8/1/2040	3,919	3,889
Freddie Mac Gold Pool 4.5% 8/1/2041	24,739	24,518
Freddie Mac Gold Pool 4.5% 8/1/2041	4,213	4,181
Freddie Mac Gold Pool 4.5% 8/1/2041	18,702	18,560
Freddie Mac Gold Pool 4.5% 8/1/2041	186,340	184,778
Freddie Mac Gold Pool 4.5% 9/1/2039	113,450	112,727
Freddie Mac Gold Pool 4.5% 9/1/2039	723	718
Freddie Mac Gold Pool 4.5% 9/1/2039	1,595	1,584
Freddie Mac Gold Pool 4.5% 9/1/2039	265,429	263,555
Freddie Mac Gold Pool 4.5% 9/1/2041	185,409	183,851
Freddie Mac Gold Pool 4.5% 9/1/2041	24,720	24,532
Freddie Mac Gold Pool 4.5% 9/1/2041	247,759	245,823
Freddie Mac Gold Pool 4.5% 9/1/2041	5,058	5,019
Freddie Mac Gold Pool 5% 1/1/2035	195,616	197,871
Freddie Mac Gold Pool 5% 1/1/2037	8,975	9,092
Freddie Mac Gold Pool 5% 1/1/2040	192,943	195,692
Freddie Mac Gold Pool 5% 1/1/2041	2,260	2,292
Freddie Mac Gold Pool 5% 1/1/2053	12,005,216	11,925,868
Freddie Mac Gold Pool 5% 10/1/2033	407	411
Freddie Mac Gold Pool 5% 10/1/2033	835	845
Freddie Mac Gold Pool 5% 10/1/2033	21,773	22,028
Freddie Mac Gold Pool 5% 10/1/2033	15,649	15,827
Freddie Mac Gold Pool 5% 10/1/2052	4,511,467	4,492,927
Freddie Mac Gold Pool 5% 11/1/2034	141	142
Freddie Mac Gold Pool 5% 11/1/2035	12,380	12,540
Freddie Mac Gold Pool 5% 11/1/2037	1,110	1,126
Freddie Mac Gold Pool 5% 11/1/2040	4,379	4,441
Freddie Mac Gold Pool 5% 11/1/2052	63,093	62,419
Freddie Mac Gold Pool 5% 11/1/2052	12,831,920	12,779,187
Freddie Mac Gold Pool 5% 11/1/2052	2,752,701	2,747,410
Freddie Mac Gold Pool 5% 11/1/2054	41,705,731	41,052,118
Freddie Mac Gold Pool 5% 12/1/2033	2,804	2,835
Freddie Mac Gold Pool 5% 12/1/2033	8,469	8,568
Freddie Mac Gold Pool 5% 12/1/2033	14,428	14,600
Freddie Mac Gold Pool 5% 12/1/2034	1,507	1,526
Freddie Mac Gold Pool 5% 12/1/2034	2,243	2,272
Freddie Mac Gold Pool 5% 12/1/2035	34,335	34,791
Freddie Mac Gold Pool 5% 12/1/2052	6,607,927	6,580,771
Freddie Mac Gold Pool 5% 12/1/2052	1,588,755	1,581,729
Freddie Mac Gold Pool 5% 12/1/2052	1,441,916	1,432,837
Freddie Mac Gold Pool 5% 12/1/2052	3,459,340	3,437,557
Freddie Mac Gold Pool 5% 2/1/2035	20,259	20,472
Freddie Mac Gold Pool 5% 2/1/2040	32,483	32,937
Freddie Mac Gold Pool 5% 2/1/2041	12,970	13,154
Freddie Mac Gold Pool 5% 2/1/2041	5,069	5,141
Freddie Mac Gold Pool 5% 3/1/2041	9,957	10,098
Freddie Mac Gold Pool 5% 3/1/2041	6,736	6,830
Freddie Mac Gold Pool 5% 3/1/2041	1,606	1,614
Freddie Mac Gold Pool 5% 4/1/2034	7,185	7,271
Freddie Mac Gold Pool 5% 4/1/2034	69	70
Freddie Mac Gold Pool 5% 4/1/2035	52,546	53,156
Freddie Mac Gold Pool 5% 4/1/2035	13,307	13,476
Freddie Mac Gold Pool 5% 4/1/2035	17,655	17,882
Freddie Mac Gold Pool 5% 4/1/2036	127,362	129,010
Freddie Mac Gold Pool 5% 4/1/2038	52,138	52,844
Freddie Mac Gold Pool 5% 4/1/2040	111,264	112,802
Freddie Mac Gold Pool 5% 4/1/2041	2,701	2,738
Freddie Mac Gold Pool 5% 5/1/2034	4,550	4,602
Freddie Mac Gold Pool 5% 5/1/2034	8,693	8,794
Freddie Mac Gold Pool 5% 5/1/2034	725	734
Freddie Mac Gold Pool 5% 5/1/2034	5,998	6,065
Freddie Mac Gold Pool 5% 5/1/2035	1,769	1,789
Freddie Mac Gold Pool 5% 5/1/2035	50,113	50,749
Freddie Mac Gold Pool 5% 5/1/2040	29,317	29,731
Freddie Mac Gold Pool 5% 5/1/2041	9,168	9,294
Freddie Mac Gold Pool 5% 6/1/2035	9,375	9,489
Freddie Mac Gold Pool 5% 6/1/2035	4,207	4,261
Freddie Mac Gold Pool 5% 6/1/2038	2,577	2,613
Freddie Mac Gold Pool 5% 6/1/2038	3,434	3,482
Freddie Mac Gold Pool 5% 6/1/2040	70,381	71,346
Freddie Mac Gold Pool 5% 6/1/2040	105,123	106,572
Freddie Mac Gold Pool 5% 6/1/2041	1,443,912	1,464,192
Freddie Mac Gold Pool 5% 6/1/2041	7,218	7,317
Freddie Mac Gold Pool 5% 6/1/2052	6,673,072	6,666,502
Freddie Mac Gold Pool 5% 6/1/2053	4,350,626	4,369,455
Freddie Mac Gold Pool 5% 7/1/2034	196	198
Freddie Mac Gold Pool 5% 7/1/2035	325,024	329,006
Freddie Mac Gold Pool 5% 7/1/2035	45,675	46,264
Freddie Mac Gold Pool 5% 7/1/2035	261	264
Freddie Mac Gold Pool 5% 7/1/2035	553	560
Freddie Mac Gold Pool 5% 7/1/2035	724	733
Freddie Mac Gold Pool 5% 7/1/2035	2,741	2,776
Freddie Mac Gold Pool 5% 7/1/2035	1,001	1,014
Freddie Mac Gold Pool 5% 7/1/2035	2,342	2,373
Freddie Mac Gold Pool 5% 7/1/2035	827	837
Freddie Mac Gold Pool 5% 7/1/2040	13,162	13,344
Freddie Mac Gold Pool 5% 7/1/2040	1,393	1,412
Freddie Mac Gold Pool 5% 7/1/2041	5,345	5,419
Freddie Mac Gold Pool 5% 7/1/2041	2,991	3,032
Freddie Mac Gold Pool 5% 7/1/2041	1,528	1,547
Freddie Mac Gold Pool 5% 7/1/2041	3,062	3,094
Freddie Mac Gold Pool 5% 7/1/2041	4,882	4,949
Freddie Mac Gold Pool 5% 7/1/2041	4,612	4,676
Freddie Mac Gold Pool 5% 7/1/2041	4,737	4,804
Freddie Mac Gold Pool 5% 8/1/2033	1,794	1,814
Freddie Mac Gold Pool 5% 8/1/2033	5,886	5,954
Freddie Mac Gold Pool 5% 8/1/2034	78,751	79,684
Freddie Mac Gold Pool 5% 8/1/2035	6,433	6,509
Freddie Mac Gold Pool 5% 8/1/2035	891	902
Freddie Mac Gold Pool 5% 8/1/2036	1,767	1,789
Freddie Mac Gold Pool 5% 8/1/2040	60,882	61,733
Freddie Mac Gold Pool 5% 8/1/2040	3,179	3,223
Freddie Mac Gold Pool 5% 9/1/2033	19,103	19,318
Freddie Mac Gold Pool 5% 9/1/2035	40,687	41,199
Freddie Mac Gold Pool 5% 9/1/2035	196	199
Freddie Mac Gold Pool 5% 9/1/2035	1,830	1,853
Freddie Mac Gold Pool 5.5% 1/1/2055	51,504,741	52,407,882
Freddie Mac Gold Pool 5.5% 2/1/2054	1,510,455	1,517,116
Freddie Mac Gold Pool 5.5% 3/1/2053 (v)(w)(x)	19,799,537	20,134,349
Freddie Mac Gold Pool 5.5% 4/1/2054	1,944,253	1,952,524
Freddie Mac Gold Pool 5.5% 5/1/2053	8,168,298	8,255,373
Freddie Mac Gold Pool 5.5% 9/1/2052	13,121,632	13,277,912
Freddie Mac Gold Pool 6% 1/1/2029	268	274
Freddie Mac Gold Pool 6% 1/1/2029	950	970
Freddie Mac Gold Pool 6% 1/1/2029	95	97
Freddie Mac Gold Pool 6% 1/1/2032	4,467	4,628
Freddie Mac Gold Pool 6% 1/1/2032	2,876	2,978
Freddie Mac Gold Pool 6% 10/1/2032	2,458	2,552
Freddie Mac Gold Pool 6% 10/1/2054	10,164,742	10,514,303
Freddie Mac Gold Pool 6% 11/1/2029	231	236
Freddie Mac Gold Pool 6% 11/1/2031	3,319	3,439
Freddie Mac Gold Pool 6% 11/1/2053	3,307,790	3,394,667
Freddie Mac Gold Pool 6% 12/1/2032	1,314	1,363
Freddie Mac Gold Pool 6% 12/1/2037	16,543	17,430
Freddie Mac Gold Pool 6% 12/1/2037	63,522	66,971
Freddie Mac Gold Pool 6% 2/1/2029	154	158
Freddie Mac Gold Pool 6% 2/1/2029	14	14
Freddie Mac Gold Pool 6% 2/1/2029	163	167
Freddie Mac Gold Pool 6% 2/1/2029	147	150
Freddie Mac Gold Pool 6% 2/1/2029	100	102
Freddie Mac Gold Pool 6% 3/1/2029	213	218
Freddie Mac Gold Pool 6% 3/1/2029	86	88
Freddie Mac Gold Pool 6% 3/1/2029	585	599
Freddie Mac Gold Pool 6% 3/1/2029	105	107
Freddie Mac Gold Pool 6% 3/1/2053	5,960,675	6,160,072
Freddie Mac Gold Pool 6% 4/1/2029	101	103
Freddie Mac Gold Pool 6% 4/1/2029	25	26
Freddie Mac Gold Pool 6% 4/1/2031	2,331	2,408
Freddie Mac Gold Pool 6% 4/1/2033	8,375	8,690
Freddie Mac Gold Pool 6% 4/1/2054	27,593,516	28,473,462
Freddie Mac Gold Pool 6% 5/1/2029	101	103
Freddie Mac Gold Pool 6% 5/1/2029	521	530
Freddie Mac Gold Pool 6% 5/1/2029	105	107
Freddie Mac Gold Pool 6% 5/1/2033	60,239	62,229
Freddie Mac Gold Pool 6% 5/1/2054	10,393,073	10,737,495
Freddie Mac Gold Pool 6% 6/1/2029	1,161	1,184
Freddie Mac Gold Pool 6% 6/1/2029	97	99
Freddie Mac Gold Pool 6% 6/1/2029	214	219
Freddie Mac Gold Pool 6% 6/1/2031	776	803
Freddie Mac Gold Pool 6% 6/1/2054	149,593	152,167
Freddie Mac Gold Pool 6% 7/1/2028	48	49
Freddie Mac Gold Pool 6% 7/1/2029	365	374
Freddie Mac Gold Pool 6% 7/1/2029	133	137
Freddie Mac Gold Pool 6% 7/1/2029	384	392
Freddie Mac Gold Pool 6% 7/1/2029	55	56
Freddie Mac Gold Pool 6% 7/1/2029	116	119
Freddie Mac Gold Pool 6% 7/1/2029	69	71
Freddie Mac Gold Pool 6% 7/1/2029	169	172
Freddie Mac Gold Pool 6% 7/1/2029	192	197
Freddie Mac Gold Pool 6% 7/1/2032	5,964	6,171
Freddie Mac Gold Pool 6% 7/1/2033	8,374	8,715
Freddie Mac Gold Pool 6% 7/1/2037	4,664	4,916
Freddie Mac Gold Pool 6% 7/1/2039	24,044,495	24,668,969
Freddie Mac Gold Pool 6% 8/1/2037	87,172	91,686
Freddie Mac Gold Pool 6% 9/1/2033	45,194	46,981
Freddie Mac Gold Pool 6% 9/1/2039	13,602,124	14,057,409
Freddie Mac Gold Pool 6% 9/1/2054	3,554,730	3,658,091
Freddie Mac Gold Pool 6% 9/1/2054	11,098,465	11,507,883
Freddie Mac Gold Pool 6.5% 1/1/2032	29,418	30,667
Freddie Mac Gold Pool 6.5% 1/1/2054	15,285,275	15,969,747
Freddie Mac Gold Pool 6.5% 10/1/2032	17,359	18,141
Freddie Mac Gold Pool 6.5% 10/1/2053	4,075,046	4,253,705
Freddie Mac Gold Pool 6.5% 10/1/2053	3,963,421	4,139,664
Freddie Mac Gold Pool 6.5% 10/1/2053	16,702,238	17,330,114
Freddie Mac Gold Pool 6.5% 2/1/2037	1,862	1,963
Freddie Mac Gold Pool 6.5% 3/1/2032	36	38
Freddie Mac Gold Pool 6.5% 3/1/2036	88,697	92,428
Freddie Mac Gold Pool 6.5% 3/1/2037	1,620	1,722
Freddie Mac Gold Pool 6.5% 4/1/2032	1,807	1,883
Freddie Mac Gold Pool 6.5% 6/1/2054	46,908,023	49,026,878
Freddie Mac Gold Pool 6.5% 6/1/2054	3,507,240	3,686,487
Freddie Mac Gold Pool 6.5% 7/1/2032	461	481
Freddie Mac Gold Pool 6.5% 8/1/2032	6,968	7,265
Freddie Mac Gold Pool 6.5% 8/1/2032	4,332	4,522
Freddie Mac Gold Pool 6.5% 8/1/2032	4,678	4,886
Freddie Mac Gold Pool 6.5% 9/1/2039	187,686	199,720
Freddie Mac Gold Pool 6.5% 9/1/2053	4,133,708	4,314,939
Freddie Mac Gold Pool 6.5% 9/1/2053	4,316,454	4,510,081
Freddie Mac Gold Pool 6.5% 9/1/2054	4,086,897	4,298,324
Freddie Mac Gold Pool 7% 1/1/2036	9,042	9,524
Freddie Mac Gold Pool 7% 11/1/2026	414	420
Freddie Mac Gold Pool 7% 11/1/2034	14,528	15,307
Freddie Mac Gold Pool 7% 11/1/2034	14,888	15,781
Freddie Mac Gold Pool 7% 12/1/2026	1,790	1,810
Freddie Mac Gold Pool 7% 2/1/2027	213	214
Freddie Mac Gold Pool 7% 3/1/2026	971	975
Freddie Mac Gold Pool 7% 4/1/2032	5,986	6,271
Freddie Mac Gold Pool 7% 4/1/2032	2,505	2,644
Freddie Mac Gold Pool 7% 7/1/2026	319	321
Freddie Mac Gold Pool 7% 7/1/2029	24,963	26,150
Freddie Mac Gold Pool 7% 8/1/2026	2,697	2,721
Freddie Mac Gold Pool 7% 9/1/2026	3,114	3,145
Freddie Mac Gold Pool 7% 9/1/2035	37,616	39,714
Freddie Mac Gold Pool 7.5% 1/1/2027	95	96
Freddie Mac Gold Pool 7.5% 11/1/2030	18	19
Freddie Mac Gold Pool 7.5% 11/1/2030	206	218
Freddie Mac Gold Pool 7.5% 11/1/2031	259	276
Freddie Mac Gold Pool 7.5% 5/1/2031	263	276
Freddie Mac Gold Pool 8% 11/1/2031	710	738
Freddie Mac Gold Pool 8% 2/1/2030	80	83
Freddie Mac Gold Pool 8% 4/1/2032	97	101
Freddie Mac Gold Pool 8% 7/1/2025	5	4
Freddie Mac Gold Pool 8% 7/1/2030	638	664
Freddie Mac Gold Pool 8% 8/1/2030	22	23
Freddie Mac Gold Pool 8% 8/1/2030	1,502	1,553
Freddie Mac Gold Pool 8% 8/1/2030	51	53
Freddie Mac Gold Pool 8% 9/1/2030	44	45
Freddie Mac Gold Pool 8.5% 1/1/2028	13	13
Freddie Mac Gold Pool 8.5% 11/1/2026	5	4
Freddie Mac Gold Pool 8.5% 12/1/2027	21	22
Freddie Mac Gold Pool 8.5% 5/1/2027	15	15
Freddie Mac Gold Pool 8.5% 5/1/2027	31	31
Freddie Mac Gold Pool 8.5% 8/1/2026	55	56
Freddie Mac Gold Pool 8.5% 8/1/2027	791	807
Freddie Mac Gold Pool 8.5% 8/1/2027	55	56
Freddie Mac Gold Pool 8.5% 8/1/2027	249	255
Freddie Mac Gold Pool 8.5% 9/1/2026	33	33
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	7,349,211	7,574,388
Freddie Mac Multiclass Mortgage participation certificates 3% 10/1/2031	232,099	224,413
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(c)	7,424	7,503
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (b)(c)	30,405	30,785
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(c)	23,143	23,563
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (b)(c)	256,542	263,164
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.293% 9/1/2041 (b)(c)	84,845	87,033
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.567% 7/1/2041 (b)(c)	54,141	55,449
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 7.239% 4/1/2036 (b)(c)	15,979	16,369
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.255% 4/1/2041 (b)(c)	2,159	2,216
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.6% 9/1/2041 (b)(c)	9,321	9,581
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.156% 5/1/2041 (b)(c)	17,400	17,913
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.485% 5/1/2041 (b)(c)	11,740	12,063
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.628% 6/1/2041 (b)(c)	16,731	17,179
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(c)	4,814	4,942
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.924%, 7.263% 10/1/2042 (b)(c)	58,752	60,411
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.022%, 6.936% 4/1/2038 (b)(c)	13,378	13,758
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	247	251
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (b)(c)	10,891	11,166
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(c)	19,099	19,696
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.836% 6/1/2033 (b)(c)	24,721	24,960
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 7.133% 6/1/2033 (b)(c)	42,748	43,286
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.219% 3/1/2035 (b)(c)	73,101	74,290
Freddie Mac Non Gold Pool 4% 9/1/2040	9,057	8,785
Freddie Mac Non Gold Pool 5% 8/1/2053	7,154,748	7,078,393
Freddie Mac Non Gold Pool 5.5% 5/1/2053	5,559,496	5,630,922
Freddie Mac Non Gold Pool 5.5% 6/1/2053	2,787,407	2,819,735
Freddie Mac Non Gold Pool 5.5% 7/1/2053	12,351,451	12,490,838
Freddie Mac Non Gold Pool 5.5% 8/1/2053	5,497,480	5,559,520
Freddie Mac Non Gold Pool 5.5% 8/1/2053	5,645,655	5,718,188
Freddie Mac Non Gold Pool 5.5% 8/1/2053	13,236,888	13,406,951
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 6.197% 8/1/2037 (b)(c)	15,463	15,456
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.868%, 7.169% 10/1/2036 (b)(c)	27,227	27,643
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 6.878% 10/1/2035 (b)(c)	18,375	18,690
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	8,933	9,120
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.127%, 8.626% 10/1/2035 (b)(c)	1,391	1,433
Freddie Mac Non Gold Pool 6% 11/1/2054	7,938,642	8,176,917
Freddie Mac Non Gold Pool 6% 6/1/2053	5,244,706	5,403,763
Freddie Mac Non Gold Pool 6% 6/1/2053	4,413,367	4,543,074
Freddie Mac Non Gold Pool 6% 6/1/2053	5,244,245	5,386,900
Freddie Mac Non Gold Pool 6% 7/1/2053	4,478,301	4,609,917
Freddie Mac Non Gold Pool 6% 7/1/2053	5,072,599	5,226,436
Freddie Mac Non Gold Pool 6% 9/1/2053	6,262,472	6,430,868
Ginnie Mae I Pool 2.5% 1/20/2052	7,459,047	6,332,081
Ginnie Mae I Pool 2.5% 12/20/2051	7,726,704	6,559,298
Ginnie Mae I Pool 2.5% 12/20/2051	11,591,007	9,839,754
Ginnie Mae I Pool 2.5% 12/20/2051	6,055,921	5,140,949
Ginnie Mae I Pool 2.5% 7/20/2052	227,717	195,376
Ginnie Mae I Pool 2.5% 8/20/2051	42,693,563	36,283,137
Ginnie Mae I Pool 2.5% 8/20/2051	6,497,854	5,522,204
Ginnie Mae I Pool 2.5% 8/20/2051	11,151,700	9,477,276
Ginnie Mae I Pool 2.5% 9/20/2051	19,041,568	16,182,482
Ginnie Mae I Pool 2.5% 9/20/2051	11,040,390	9,382,679
Ginnie Mae I Pool 3% 12/15/2042	362,678	327,577
Ginnie Mae I Pool 3% 3/15/2045	8,979	8,090
Ginnie Mae I Pool 3% 4/15/2043	39,190	35,434
Ginnie Mae I Pool 3% 4/15/2043	6,926	6,258
Ginnie Mae I Pool 3% 4/15/2043	7,305	6,611
Ginnie Mae I Pool 3% 4/15/2043	41,160	37,065
Ginnie Mae I Pool 3% 4/15/2043	6,636	6,068
Ginnie Mae I Pool 3% 4/15/2043	16,154	14,581
Ginnie Mae I Pool 3% 4/15/2043	100,522	90,520
Ginnie Mae I Pool 3% 4/15/2045	262,186	236,230
Ginnie Mae I Pool 3% 5/15/2043	33,347	30,423
Ginnie Mae I Pool 3% 5/15/2043	405,250	365,168
Ginnie Mae I Pool 3% 5/15/2043	39,854	35,611
Ginnie Mae I Pool 3% 5/15/2043	11,653	10,490
Ginnie Mae I Pool 3% 5/15/2043	31,962	28,849
Ginnie Mae I Pool 3% 5/15/2043	33,553	30,476
Ginnie Mae I Pool 3% 6/15/2042	29,887	27,147
Ginnie Mae I Pool 3% 6/15/2043	40,031	36,024
Ginnie Mae I Pool 3% 6/15/2043	13,755	12,407
Ginnie Mae I Pool 3% 6/20/2042	233,872	213,882
Ginnie Mae I Pool 3% 7/15/2043	75,341	68,214
Ginnie Mae I Pool 3% 7/15/2043	51,617	46,605
Ginnie Mae I Pool 3% 8/15/2042	20,682	18,712
Ginnie Mae I Pool 3% 8/15/2043	22,353	20,232
Ginnie Mae I Pool 3% 9/15/2042	45,715	41,347
Ginnie Mae I Pool 3.5% 1/15/2041	12,101	11,305
Ginnie Mae I Pool 3.5% 1/15/2042	1,717	1,599
Ginnie Mae I Pool 3.5% 1/15/2042	154,371	143,283
Ginnie Mae I Pool 3.5% 1/15/2042	122,132	113,464
Ginnie Mae I Pool 3.5% 1/15/2042	3,237	3,017
Ginnie Mae I Pool 3.5% 1/15/2043	5,895	5,481
Ginnie Mae I Pool 3.5% 1/15/2043	178,475	165,846
Ginnie Mae I Pool 3.5% 1/20/2043	1,056,501	979,877
Ginnie Mae I Pool 3.5% 11/15/2040	22,024	20,576
Ginnie Mae I Pool 3.5% 11/15/2042	401,861	373,511
Ginnie Mae I Pool 3.5% 11/20/2042	26,872	24,943
Ginnie Mae I Pool 3.5% 12/15/2040	4,538	4,242
Ginnie Mae I Pool 3.5% 12/15/2041	137,323	127,606
Ginnie Mae I Pool 3.5% 12/15/2041	85,698	79,961
Ginnie Mae I Pool 3.5% 12/15/2041	154,661	143,851
Ginnie Mae I Pool 3.5% 12/15/2041	15,020	14,004
Ginnie Mae I Pool 3.5% 12/20/2049	52,407	48,012
Ginnie Mae I Pool 3.5% 12/20/2049	12,196	11,172
Ginnie Mae I Pool 3.5% 12/20/2049	40,722	37,561
Ginnie Mae I Pool 3.5% 12/20/2049	114,820	105,584
Ginnie Mae I Pool 3.5% 2/15/2042	134,352	124,787
Ginnie Mae I Pool 3.5% 2/15/2042	106,514	98,908
Ginnie Mae I Pool 3.5% 2/15/2043	788,288	733,891
Ginnie Mae I Pool 3.5% 2/15/2043	31,297	29,102
Ginnie Mae I Pool 3.5% 2/15/2044	113,343	104,703
Ginnie Mae I Pool 3.5% 2/20/2043	2,638,283	2,456,107
Ginnie Mae I Pool 3.5% 3/15/2042	978,964	911,629
Ginnie Mae I Pool 3.5% 3/15/2043	5,870	5,451
Ginnie Mae I Pool 3.5% 3/20/2043	488,944	454,988
Ginnie Mae I Pool 3.5% 3/20/2043	1,173,910	1,092,599
Ginnie Mae I Pool 3.5% 4/15/2043	737,696	687,289
Ginnie Mae I Pool 3.5% 4/15/2043	121,314	112,351
Ginnie Mae I Pool 3.5% 4/20/2043	196,643	182,812
Ginnie Mae I Pool 3.5% 4/20/2043	514,885	478,461
Ginnie Mae I Pool 3.5% 5/15/2042	30,370	28,288
Ginnie Mae I Pool 3.5% 5/15/2042	42,482	39,589
Ginnie Mae I Pool 3.5% 5/15/2043	25,299	23,606
Ginnie Mae I Pool 3.5% 5/15/2043	28,417	26,346
Ginnie Mae I Pool 3.5% 5/15/2043	9,729	9,047
Ginnie Mae I Pool 3.5% 5/15/2043	23,705	22,028
Ginnie Mae I Pool 3.5% 5/20/2046	37,066	34,370
Ginnie Mae I Pool 3.5% 5/20/2046	52,769	48,986
Ginnie Mae I Pool 3.5% 5/20/2046	51,862	48,144
Ginnie Mae I Pool 3.5% 5/20/2046	69,714	64,717
Ginnie Mae I Pool 3.5% 5/20/2046	56,252	52,219
Ginnie Mae I Pool 3.5% 5/20/2046	105,714	98,136
Ginnie Mae I Pool 3.5% 6/15/2042	5,624	5,225
Ginnie Mae I Pool 3.5% 6/15/2043	17,809	16,515
Ginnie Mae I Pool 3.5% 6/15/2043	39,965	37,146
Ginnie Mae I Pool 3.5% 6/15/2043	52,724	48,872
Ginnie Mae I Pool 3.5% 6/15/2043	22,889	21,417
Ginnie Mae I Pool 3.5% 6/15/2043	43,409	40,167
Ginnie Mae I Pool 3.5% 6/15/2043	4,692	4,346
Ginnie Mae I Pool 3.5% 6/20/2046	70,043	65,022
Ginnie Mae I Pool 3.5% 6/20/2046	279,082	259,075
Ginnie Mae I Pool 3.5% 6/20/2046	66,721	61,938
Ginnie Mae I Pool 3.5% 6/20/2046	24,269	22,544
Ginnie Mae I Pool 3.5% 6/20/2046	43,014	39,930
Ginnie Mae I Pool 3.5% 6/20/2046	73,005	67,771
Ginnie Mae I Pool 3.5% 6/20/2046	58,591	54,391
Ginnie Mae I Pool 3.5% 7/15/2042	115,269	107,188
Ginnie Mae I Pool 3.5% 7/15/2042	39,604	36,827
Ginnie Mae I Pool 3.5% 7/15/2042	9,884	9,184
Ginnie Mae I Pool 3.5% 7/15/2043	20,236	18,765
Ginnie Mae I Pool 3.5% 7/20/2043	262,891	243,684
Ginnie Mae I Pool 3.5% 7/20/2046	6,892,995	6,403,163
Ginnie Mae I Pool 3.5% 8/15/2042	9,738	9,045
Ginnie Mae I Pool 3.5% 8/15/2043	12,063	11,172
Ginnie Mae I Pool 3.5% 9/15/2041	2,601	2,428
Ginnie Mae I Pool 3.5% 9/15/2042	29,076	26,981
Ginnie Mae I Pool 3.5% 9/15/2042	2,989	2,776
Ginnie Mae I Pool 3.5% 9/15/2042	12,002	11,137
Ginnie Mae I Pool 3.5% 9/15/2042	12,960	12,130
Ginnie Mae I Pool 3.5% 9/15/2042	20,855	19,357
Ginnie Mae I Pool 3.5% 9/15/2043	10,261	9,518
Ginnie Mae I Pool 4% 1/15/2040	28,569	27,584
Ginnie Mae I Pool 4% 1/15/2040	28,205	27,176
Ginnie Mae I Pool 4% 1/15/2041	6,157	5,928
Ginnie Mae I Pool 4% 1/15/2041	152,341	146,611
Ginnie Mae I Pool 4% 1/15/2041	4,847	4,664
Ginnie Mae I Pool 4% 1/15/2042	14,069	13,545
Ginnie Mae I Pool 4% 1/15/2043	54,064	51,884
Ginnie Mae I Pool 4% 1/15/2047	79,457	75,685
Ginnie Mae I Pool 4% 1/15/2047	90,768	86,458
Ginnie Mae I Pool 4% 1/15/2047	27,776	26,457
Ginnie Mae I Pool 4% 1/15/2047	58,377	55,605
Ginnie Mae I Pool 4% 10/15/2039	34,246	33,069
Ginnie Mae I Pool 4% 10/15/2040	143,419	138,104
Ginnie Mae I Pool 4% 10/15/2040	152,777	147,186
Ginnie Mae I Pool 4% 10/15/2040	11,802	11,367
Ginnie Mae I Pool 4% 10/15/2040	15,728	15,150
Ginnie Mae I Pool 4% 10/15/2040	6,436	6,203
Ginnie Mae I Pool 4% 10/15/2040	4,486	4,323
Ginnie Mae I Pool 4% 10/15/2040	160,634	154,682
Ginnie Mae I Pool 4% 10/15/2041	67,384	64,762
Ginnie Mae I Pool 4% 10/15/2041	306,489	294,565
Ginnie Mae I Pool 4% 10/15/2041	154,393	148,534
Ginnie Mae I Pool 4% 10/15/2041	82,642	79,533
Ginnie Mae I Pool 4% 10/15/2041	37,281	35,912
Ginnie Mae I Pool 4% 10/15/2041	25,224	24,258
Ginnie Mae I Pool 4% 10/15/2041	19,557	18,817
Ginnie Mae I Pool 4% 10/15/2041	14,928	14,375
Ginnie Mae I Pool 4% 10/15/2041	10,146	9,758
Ginnie Mae I Pool 4% 10/15/2041	126,302	121,551
Ginnie Mae I Pool 4% 10/15/2041	7,237	6,969
Ginnie Mae I Pool 4% 10/15/2041	43,052	41,346
Ginnie Mae I Pool 4% 11/15/2039	25,744	24,883
Ginnie Mae I Pool 4% 11/15/2040	6,180	5,963
Ginnie Mae I Pool 4% 11/15/2040	39,745	38,254
Ginnie Mae I Pool 4% 11/15/2040	5,314	5,128
Ginnie Mae I Pool 4% 11/15/2041	333,922	321,215
Ginnie Mae I Pool 4% 11/15/2041	9,416	9,050
Ginnie Mae I Pool 4% 11/15/2041	46,018	44,189
Ginnie Mae I Pool 4% 11/15/2041	4,723	4,548
Ginnie Mae I Pool 4% 11/15/2042	15,441	14,825
Ginnie Mae I Pool 4% 12/15/2039	81,925	78,946
Ginnie Mae I Pool 4% 12/15/2039	18,647	17,971
Ginnie Mae I Pool 4% 12/15/2040	4,751	4,575
Ginnie Mae I Pool 4% 12/15/2040	6,510	6,260
Ginnie Mae I Pool 4% 12/15/2040	9,613	9,243
Ginnie Mae I Pool 4% 12/15/2041	177,969	171,177
Ginnie Mae I Pool 4% 12/15/2041	49,795	47,876
Ginnie Mae I Pool 4% 12/15/2041	27,922	26,842
Ginnie Mae I Pool 4% 12/15/2041	103,153	99,140
Ginnie Mae I Pool 4% 12/15/2041	6,394	6,161
Ginnie Mae I Pool 4% 12/15/2041	10,280	9,877
Ginnie Mae I Pool 4% 12/15/2041	4,996	4,804
Ginnie Mae I Pool 4% 12/15/2042	10,445	10,038
Ginnie Mae I Pool 4% 12/15/2046	15,015	14,330
Ginnie Mae I Pool 4% 2/15/2040	70,811	68,288
Ginnie Mae I Pool 4% 2/15/2040	121,128	116,668
Ginnie Mae I Pool 4% 2/15/2040	21,285	20,516
Ginnie Mae I Pool 4% 2/15/2040	75,160	72,375
Ginnie Mae I Pool 4% 2/15/2041	41,832	40,291
Ginnie Mae I Pool 4% 2/15/2041	20,981	20,170
Ginnie Mae I Pool 4% 2/15/2042	49,521	47,613
Ginnie Mae I Pool 4% 3/15/2040	615,341	592,752
Ginnie Mae I Pool 4% 3/15/2041	307,716	296,384
Ginnie Mae I Pool 4% 3/15/2041	14,563	13,995
Ginnie Mae I Pool 4% 3/15/2041	15,950	15,360
Ginnie Mae I Pool 4% 3/15/2042	17,205	16,538
Ginnie Mae I Pool 4% 3/15/2042	7,308	7,020
Ginnie Mae I Pool 4% 3/15/2042	23,485	22,549
Ginnie Mae I Pool 4% 3/15/2042	175,726	168,889
Ginnie Mae I Pool 4% 3/20/2047	1,895,983	1,817,791
Ginnie Mae I Pool 4% 4/15/2040	55,961	53,875
Ginnie Mae I Pool 4% 4/15/2040	21,611	20,843
Ginnie Mae I Pool 4% 4/15/2042	28,819	27,684
Ginnie Mae I Pool 4% 4/15/2043	9,046	8,721
Ginnie Mae I Pool 4% 4/15/2046	2,279,567	2,181,266
Ginnie Mae I Pool 4% 4/20/2047	1,902,724	1,812,362
Ginnie Mae I Pool 4% 4/20/2047	1,972,938	1,879,242
Ginnie Mae I Pool 4% 5/15/2040	41,863	40,293
Ginnie Mae I Pool 4% 5/15/2041	7,828	7,577
Ginnie Mae I Pool 4% 5/15/2042	7,123	6,904
Ginnie Mae I Pool 4% 5/15/2043	6,427	6,160
Ginnie Mae I Pool 4% 5/15/2043	10,909	10,455
Ginnie Mae I Pool 4% 5/20/2049	1,193,661	1,129,513
Ginnie Mae I Pool 4% 6/15/2041	25,085	24,133
Ginnie Mae I Pool 4% 6/15/2041	16,562	16,001
Ginnie Mae I Pool 4% 6/15/2041	13,141	12,626
Ginnie Mae I Pool 4% 6/15/2042	2,069	1,986
Ginnie Mae I Pool 4% 6/15/2042	34,758	33,348
Ginnie Mae I Pool 4% 6/15/2043	6,640	6,380
Ginnie Mae I Pool 4% 6/15/2043	10,201	9,785
Ginnie Mae I Pool 4% 7/15/2039	31,591	30,458
Ginnie Mae I Pool 4% 7/15/2041	16,670	16,060
Ginnie Mae I Pool 4% 7/15/2041	8,200	7,877
Ginnie Mae I Pool 4% 7/15/2041	3,043	2,927
Ginnie Mae I Pool 4% 7/15/2041	26,177	25,143
Ginnie Mae I Pool 4% 7/15/2041	4,904	4,713
Ginnie Mae I Pool 4% 7/15/2041	14,390	13,842
Ginnie Mae I Pool 4% 7/15/2041	4,176	4,135
Ginnie Mae I Pool 4% 7/15/2046	42,600	40,657
Ginnie Mae I Pool 4% 7/15/2046	66,382	63,354
Ginnie Mae I Pool 4% 8/15/2039	9,865	9,502
Ginnie Mae I Pool 4% 8/15/2039	15,577	15,020
Ginnie Mae I Pool 4% 8/15/2040	7,034	6,778
Ginnie Mae I Pool 4% 8/15/2041	21,550	20,732
Ginnie Mae I Pool 4% 8/15/2041	6,144	5,929
Ginnie Mae I Pool 4% 8/15/2041	16,475	15,870
Ginnie Mae I Pool 4% 8/15/2042	67,192	64,467
Ginnie Mae I Pool 4% 8/15/2042	8,984	8,645
Ginnie Mae I Pool 4% 8/15/2042	3,919	3,776
Ginnie Mae I Pool 4% 8/15/2043	3,997	3,828
Ginnie Mae I Pool 4% 8/15/2043	7,494	7,195
Ginnie Mae I Pool 4% 8/15/2043	13,706	13,126
Ginnie Mae I Pool 4% 9/15/2039	20,850	20,150
Ginnie Mae I Pool 4% 9/15/2040	9,575	9,227
Ginnie Mae I Pool 4% 9/15/2041	162,408	156,190
Ginnie Mae I Pool 4% 9/15/2041	20,110	19,349
Ginnie Mae I Pool 4% 9/15/2041	19,536	18,810
Ginnie Mae I Pool 4% 9/15/2041	2,134	2,059
Ginnie Mae I Pool 4% 9/15/2041	4,464	4,292
Ginnie Mae I Pool 4% 9/15/2041	8,778	8,429
Ginnie Mae I Pool 4.5% 1/15/2041	1,115	1,096
Ginnie Mae I Pool 4.5% 10/15/2039	2,929	2,883
Ginnie Mae I Pool 4.5% 10/15/2039	12,544	12,350
Ginnie Mae I Pool 4.5% 10/15/2039	5,306	5,226
Ginnie Mae I Pool 4.5% 10/15/2039	16,317	16,031
Ginnie Mae I Pool 4.5% 11/15/2039	5,552	5,466
Ginnie Mae I Pool 4.5% 11/15/2039	1,415	1,392
Ginnie Mae I Pool 4.5% 11/15/2039	11,217	11,038
Ginnie Mae I Pool 4.5% 11/15/2039	23,943	23,557
Ginnie Mae I Pool 4.5% 11/15/2039	30,393	29,899
Ginnie Mae I Pool 4.5% 11/15/2039	5,843	5,752
Ginnie Mae I Pool 4.5% 11/15/2039	27,293	26,850
Ginnie Mae I Pool 4.5% 11/15/2039	13,886	13,663
Ginnie Mae I Pool 4.5% 11/15/2039	25,141	24,769
Ginnie Mae I Pool 4.5% 11/15/2039	2,352	2,315
Ginnie Mae I Pool 4.5% 11/15/2039	91,553	89,942
Ginnie Mae I Pool 4.5% 11/15/2039	37,434	36,806
Ginnie Mae I Pool 4.5% 12/15/2039	33,812	33,310
Ginnie Mae I Pool 4.5% 2/15/2040	2,013	1,981
Ginnie Mae I Pool 4.5% 2/15/2040	28,839	28,403
Ginnie Mae I Pool 4.5% 2/15/2040	28,419	27,962
Ginnie Mae I Pool 4.5% 2/15/2040	22,123	21,763
Ginnie Mae I Pool 4.5% 2/15/2040	15,343	15,111
Ginnie Mae I Pool 4.5% 2/15/2040	53,122	52,269
Ginnie Mae I Pool 4.5% 2/15/2040	78,131	76,880
Ginnie Mae I Pool 4.5% 2/15/2040	54,897	54,058
Ginnie Mae I Pool 4.5% 2/15/2040	4,482	4,411
Ginnie Mae I Pool 4.5% 2/15/2040	72,313	70,991
Ginnie Mae I Pool 4.5% 2/15/2041	17,329	17,023
Ginnie Mae I Pool 4.5% 3/15/2040	185,736	182,782
Ginnie Mae I Pool 4.5% 3/15/2040	12,941	12,734
Ginnie Mae I Pool 4.5% 3/15/2040	9,927	9,769
Ginnie Mae I Pool 4.5% 3/15/2040	20,737	20,396
Ginnie Mae I Pool 4.5% 3/15/2041	1,333	1,310
Ginnie Mae I Pool 4.5% 3/15/2041	10,111	9,947
Ginnie Mae I Pool 4.5% 3/15/2041	434,862	427,313
Ginnie Mae I Pool 4.5% 3/15/2041	5,094	5,006
Ginnie Mae I Pool 4.5% 4/15/2040	39,442	38,739
Ginnie Mae I Pool 4.5% 4/15/2040	30,114	29,589
Ginnie Mae I Pool 4.5% 4/15/2040	7,018	6,878
Ginnie Mae I Pool 4.5% 4/15/2040	18,036	17,732
Ginnie Mae I Pool 4.5% 4/15/2040	6,860	6,722
Ginnie Mae I Pool 4.5% 4/15/2040	78,099	76,879
Ginnie Mae I Pool 4.5% 4/20/2053	9,390,430	9,100,582
Ginnie Mae I Pool 4.5% 5/15/2039	15,363	15,127
Ginnie Mae I Pool 4.5% 5/15/2040	9,350	9,189
Ginnie Mae I Pool 4.5% 5/15/2040	98,168	96,591
Ginnie Mae I Pool 4.5% 6/15/2039	51,380	50,620
Ginnie Mae I Pool 4.5% 6/15/2039	7,307	7,194
Ginnie Mae I Pool 4.5% 6/15/2039	47,590	46,849
Ginnie Mae I Pool 4.5% 6/15/2039	9,003	8,863
Ginnie Mae I Pool 4.5% 6/15/2039	6,526	6,427
Ginnie Mae I Pool 4.5% 6/15/2040	103,437	101,758
Ginnie Mae I Pool 4.5% 6/15/2040	51,250	50,432
Ginnie Mae I Pool 4.5% 6/15/2040	208,063	204,732
Ginnie Mae I Pool 4.5% 6/15/2040	44,359	43,637
Ginnie Mae I Pool 4.5% 6/15/2040	6,397	6,294
Ginnie Mae I Pool 4.5% 6/15/2040	42,345	41,660
Ginnie Mae I Pool 4.5% 6/15/2040	353,806	347,497
Ginnie Mae I Pool 4.5% 6/15/2040	52,317	51,482
Ginnie Mae I Pool 4.5% 6/15/2040	4,125	4,055
Ginnie Mae I Pool 4.5% 7/15/2039	48,265	47,537
Ginnie Mae I Pool 4.5% 7/15/2039	2,658	2,614
Ginnie Mae I Pool 4.5% 7/15/2040	167,038	164,345
Ginnie Mae I Pool 4.5% 7/15/2040	104,097	102,441
Ginnie Mae I Pool 4.5% 7/15/2040	72,244	71,064
Ginnie Mae I Pool 4.5% 7/15/2040	134,938	132,770
Ginnie Mae I Pool 4.5% 7/15/2040	82,685	81,352
Ginnie Mae I Pool 4.5% 7/15/2040	2,852	2,806
Ginnie Mae I Pool 4.5% 7/15/2040	11,172	10,989
Ginnie Mae I Pool 4.5% 7/15/2040	6,584	6,476
Ginnie Mae I Pool 4.5% 7/15/2040	73,487	72,311
Ginnie Mae I Pool 4.5% 8/15/2039	41,534	40,897
Ginnie Mae I Pool 4.5% 8/15/2039	220,072	216,684
Ginnie Mae I Pool 4.5% 8/15/2039	270,401	266,223
Ginnie Mae I Pool 4.5% 8/15/2039	7,391	7,275
Ginnie Mae I Pool 4.5% 8/15/2039	89,797	88,379
Ginnie Mae I Pool 4.5% 8/15/2039	439,843	433,022
Ginnie Mae I Pool 4.5% 8/15/2040	24,888	24,486
Ginnie Mae I Pool 4.5% 8/15/2040	2,160	2,124
Ginnie Mae I Pool 4.5% 8/15/2040	8,377	8,234
Ginnie Mae I Pool 4.5% 8/15/2040	18,912	18,521
Ginnie Mae I Pool 4.5% 8/15/2040	3,360	3,306
Ginnie Mae I Pool 4.5% 8/15/2040	4,371	4,295
Ginnie Mae I Pool 4.5% 8/15/2041	9,383	9,235
Ginnie Mae I Pool 4.5% 9/15/2039	79,614	78,366
Ginnie Mae I Pool 4.5% 9/15/2039	14,565	14,335
Ginnie Mae I Pool 4.5% 9/15/2039	16,681	16,425
Ginnie Mae I Pool 4.5% 9/15/2039	37,174	36,599
Ginnie Mae I Pool 4.5% 9/15/2040	7,573	7,448
Ginnie Mae I Pool 4.5% 9/15/2040	12,959	12,751
Ginnie Mae I Pool 5% 1/15/2034	2,971	2,984
Ginnie Mae I Pool 5% 1/15/2039	35,585	35,765
Ginnie Mae I Pool 5% 1/15/2040	1,297	1,303
Ginnie Mae I Pool 5% 10/15/2033	1,729	1,737
Ginnie Mae I Pool 5% 10/15/2034	2,623	2,635
Ginnie Mae I Pool 5% 10/15/2034	4,018	4,036
Ginnie Mae I Pool 5% 10/15/2039	6,126	6,162
Ginnie Mae I Pool 5% 10/15/2039	30,684	30,866
Ginnie Mae I Pool 5% 10/15/2039	10,308	10,369
Ginnie Mae I Pool 5% 10/15/2039	22,574	22,709
Ginnie Mae I Pool 5% 10/15/2039	18,110	18,219
Ginnie Mae I Pool 5% 11/15/2033	2,566	2,577
Ginnie Mae I Pool 5% 11/15/2033	7,505	7,531
Ginnie Mae I Pool 5% 11/15/2033	1,026	1,031
Ginnie Mae I Pool 5% 11/15/2033	7,414	7,449
Ginnie Mae I Pool 5% 11/15/2033	4,049	4,067
Ginnie Mae I Pool 5% 11/15/2035	8,075	8,113
Ginnie Mae I Pool 5% 11/15/2039	27,570	27,736
Ginnie Mae I Pool 5% 11/15/2039	19,553	19,667
Ginnie Mae I Pool 5% 11/15/2039	11,992	12,064
Ginnie Mae I Pool 5% 11/15/2039	10,927	10,993
Ginnie Mae I Pool 5% 11/15/2039	2,306	2,319
Ginnie Mae I Pool 5% 11/15/2039	3,006	3,024
Ginnie Mae I Pool 5% 11/15/2040	11,294	11,361
Ginnie Mae I Pool 5% 11/15/2040	2,978	2,996
Ginnie Mae I Pool 5% 12/15/2032	358	359
Ginnie Mae I Pool 5% 12/15/2033	2,565	2,577
Ginnie Mae I Pool 5% 12/15/2037	8,381	8,430
Ginnie Mae I Pool 5% 12/15/2039	11,824	11,896
Ginnie Mae I Pool 5% 12/15/2039	14,039	14,122
Ginnie Mae I Pool 5% 12/15/2039	27,226	27,390
Ginnie Mae I Pool 5% 2/15/2034	5,400	5,426
Ginnie Mae I Pool 5% 2/15/2039	63,004	63,376
Ginnie Mae I Pool 5% 2/15/2040	4,032	4,056
Ginnie Mae I Pool 5% 3/15/2035	10,872	10,928
Ginnie Mae I Pool 5% 3/15/2036	6,652	6,687
Ginnie Mae I Pool 5% 3/15/2036	22,882	23,000
Ginnie Mae I Pool 5% 3/15/2036	16,022	16,076
Ginnie Mae I Pool 5% 3/15/2040	7,796	7,842
Ginnie Mae I Pool 5% 3/15/2041	3,224	3,243
Ginnie Mae I Pool 5% 3/15/2041	22,926	23,067
Ginnie Mae I Pool 5% 3/15/2041	13,448	13,530
Ginnie Mae I Pool 5% 4/15/2033	1,863	1,870
Ginnie Mae I Pool 5% 4/15/2033	2,439	2,450
Ginnie Mae I Pool 5% 4/15/2033	3,034	3,048
Ginnie Mae I Pool 5% 4/15/2035	15,228	15,302
Ginnie Mae I Pool 5% 4/15/2039	4,833	4,861
Ginnie Mae I Pool 5% 4/15/2040	207,844	209,087
Ginnie Mae I Pool 5% 4/15/2040	13,461	13,542
Ginnie Mae I Pool 5% 4/15/2040	4,115	4,140
Ginnie Mae I Pool 5% 4/15/2040	193,647	194,808
Ginnie Mae I Pool 5% 4/15/2040	2,186	2,199
Ginnie Mae I Pool 5% 4/15/2041	47,929	48,221
Ginnie Mae I Pool 5% 4/15/2041	3,716	3,739
Ginnie Mae I Pool 5% 4/15/2041	9,905	9,966
Ginnie Mae I Pool 5% 4/15/2041	2,536	2,551
Ginnie Mae I Pool 5% 4/20/2048	4,040,652	4,089,517
Ginnie Mae I Pool 5% 5/15/2033	27,684	27,798
Ginnie Mae I Pool 5% 5/15/2033	13,665	13,722
Ginnie Mae I Pool 5% 5/15/2033	3,421	3,436
Ginnie Mae I Pool 5% 5/15/2034	119,373	119,929
Ginnie Mae I Pool 5% 5/15/2036	1,128	1,133
Ginnie Mae I Pool 5% 5/15/2039	34,082	34,283
Ginnie Mae I Pool 5% 5/15/2039	46,291	46,563
Ginnie Mae I Pool 5% 5/15/2040	7,175	7,217
Ginnie Mae I Pool 5% 5/15/2040	11,824	11,895
Ginnie Mae I Pool 5% 5/15/2040	2,498	2,513
Ginnie Mae I Pool 5% 6/15/2033	1,726	1,734
Ginnie Mae I Pool 5% 6/15/2033	375	377
Ginnie Mae I Pool 5% 6/15/2033	1,774	1,781
Ginnie Mae I Pool 5% 6/15/2033	693	695
Ginnie Mae I Pool 5% 6/15/2034	2,219	2,230
Ginnie Mae I Pool 5% 6/15/2036	9,433	9,483
Ginnie Mae I Pool 5% 6/15/2039	4,678	4,705
Ginnie Mae I Pool 5% 6/15/2039	1,275	1,283
Ginnie Mae I Pool 5% 6/15/2040	620,074	623,792
Ginnie Mae I Pool 5% 6/15/2040	20,519	20,647
Ginnie Mae I Pool 5% 6/15/2040	17,207	17,311
Ginnie Mae I Pool 5% 6/15/2040	10,306	10,369
Ginnie Mae I Pool 5% 6/15/2040	2,200	2,213
Ginnie Mae I Pool 5% 6/15/2041	3,892	3,915
Ginnie Mae I Pool 5% 6/15/2041	3,814	3,837
Ginnie Mae I Pool 5% 6/15/2041	28,171	28,342
Ginnie Mae I Pool 5% 7/15/2034	3,617	3,634
Ginnie Mae I Pool 5% 7/15/2035	48,243	48,488
Ginnie Mae I Pool 5% 7/15/2039	27,755	27,918
Ginnie Mae I Pool 5% 7/15/2039	61,632	61,995
Ginnie Mae I Pool 5% 7/15/2039	2,031	2,043
Ginnie Mae I Pool 5% 7/15/2040	13,562	13,645
Ginnie Mae I Pool 5% 7/15/2040	33,336	33,536
Ginnie Mae I Pool 5% 7/15/2040	3,509	3,530
Ginnie Mae I Pool 5% 7/15/2040	17,051	17,153
Ginnie Mae I Pool 5% 7/15/2040	10,615	10,679
Ginnie Mae I Pool 5% 7/15/2040	24,427	24,575
Ginnie Mae I Pool 5% 7/15/2040	14,995	15,085
Ginnie Mae I Pool 5% 7/15/2040	2,010	2,022
Ginnie Mae I Pool 5% 8/15/2033	3,086	3,100
Ginnie Mae I Pool 5% 8/15/2033	7,365	7,397
Ginnie Mae I Pool 5% 8/15/2033	3,424	3,438
Ginnie Mae I Pool 5% 8/15/2033	28,992	29,108
Ginnie Mae I Pool 5% 8/15/2033	10,697	10,748
Ginnie Mae I Pool 5% 8/15/2033	20,494	20,585
Ginnie Mae I Pool 5% 8/15/2035	929	934
Ginnie Mae I Pool 5% 8/15/2039	6,559	6,598
Ginnie Mae I Pool 5% 8/15/2039	1,354	1,362
Ginnie Mae I Pool 5% 8/15/2039	4,213	4,238
Ginnie Mae I Pool 5% 8/15/2039	4,514	4,541
Ginnie Mae I Pool 5% 8/15/2039	9,338	9,394
Ginnie Mae I Pool 5% 8/15/2039	22,336	22,469
Ginnie Mae I Pool 5% 8/15/2039	26,191	26,346
Ginnie Mae I Pool 5% 8/15/2039	986	992
Ginnie Mae I Pool 5% 8/15/2040	41,212	41,462
Ginnie Mae I Pool 5% 8/15/2040	42,997	43,256
Ginnie Mae I Pool 5% 8/15/2040	49,394	49,693
Ginnie Mae I Pool 5% 8/15/2040	11,139	11,207
Ginnie Mae I Pool 5% 8/15/2041	1,529	1,538
Ginnie Mae I Pool 5% 9/15/2033	28,771	28,904
Ginnie Mae I Pool 5% 9/15/2035	2,308	2,320
Ginnie Mae I Pool 5% 9/15/2036	45,510	45,748
Ginnie Mae I Pool 5% 9/15/2036	10,287	10,336
Ginnie Mae I Pool 5% 9/15/2037	2,685	2,701
Ginnie Mae I Pool 5% 9/15/2039	6,683	6,723
Ginnie Mae I Pool 5% 9/15/2039	2,932	2,950
Ginnie Mae I Pool 5% 9/15/2039	32,002	32,192
Ginnie Mae I Pool 5% 9/15/2039	175,118	176,149
Ginnie Mae I Pool 5% 9/15/2039	9,650	9,709
Ginnie Mae I Pool 5% 9/15/2039	9,181	9,236
Ginnie Mae I Pool 5% 9/15/2039	12,511	12,586
Ginnie Mae I Pool 5% 9/15/2039	24,301	24,445
Ginnie Mae I Pool 5% 9/15/2039	8,815	8,867
Ginnie Mae I Pool 5% 9/15/2039	6,093	6,129
Ginnie Mae I Pool 5% 9/15/2039	2,414	2,428
Ginnie Mae I Pool 5% 9/15/2039	2,476	2,490
Ginnie Mae I Pool 5% 9/15/2039	2,309	2,323
Ginnie Mae I Pool 5% 9/15/2040	5,293	5,325
Ginnie Mae I Pool 5% 9/15/2040	26,306	26,464
Ginnie Mae I Pool 5% 9/15/2040	17,575	17,682
Ginnie Mae I Pool 5% 9/15/2040	7,936	7,985
Ginnie Mae I Pool 5% 9/15/2041	460,455	463,197
Ginnie Mae I Pool 5.5% 1/15/2034	362	368
Ginnie Mae I Pool 5.5% 10/15/2035	21,469	21,825
Ginnie Mae I Pool 5.5% 10/20/2054	64,568,581	64,804,567
Ginnie Mae I Pool 5.5% 12/15/2038	854	869
Ginnie Mae I Pool 5.5% 3/15/2034	575	583
Ginnie Mae I Pool 5.5% 3/15/2034	1,379	1,399
Ginnie Mae I Pool 5.5% 3/15/2039	1,618	1,648
Ginnie Mae I Pool 5.5% 4/15/2034	462	469
Ginnie Mae I Pool 5.5% 4/15/2034	1,667	1,691
Ginnie Mae I Pool 5.5% 5/15/2034	5,795	5,886
Ginnie Mae I Pool 5.5% 5/15/2034	315	320
Ginnie Mae I Pool 5.5% 5/15/2034	1,723	1,749
Ginnie Mae I Pool 5.5% 5/15/2034	1,377	1,397
Ginnie Mae I Pool 5.5% 5/15/2034	736	748
Ginnie Mae I Pool 5.5% 5/15/2034	489	496
Ginnie Mae I Pool 5.5% 5/15/2039	15,689	15,989
Ginnie Mae I Pool 5.5% 6/15/2039	804	815
Ginnie Mae I Pool 5.5% 6/15/2039	2,221	2,262
Ginnie Mae I Pool 5.5% 7/15/2033	1,244	1,263
Ginnie Mae I Pool 5.5% 7/15/2038	547	557
Ginnie Mae I Pool 5.5% 7/15/2039	14,075	14,353
Ginnie Mae I Pool 5.5% 8/15/2033	4,366	4,432
Ginnie Mae I Pool 5.5% 9/15/2039	93,095	94,926
Ginnie Mae I Pool 5.5% 9/15/2039	100,776	102,770
Ginnie Mae I Pool 6% 10/15/2030	7,166	7,311
Ginnie Mae I Pool 6% 10/15/2039	3,858	4,009
Ginnie Mae I Pool 6% 11/15/2037	1,459	1,511
Ginnie Mae I Pool 6% 11/15/2039	11,014	11,453
Ginnie Mae I Pool 6% 11/15/2039	985	1,023
Ginnie Mae I Pool 6% 11/15/2039	2,532	2,626
Ginnie Mae I Pool 6% 11/15/2039	4,190	4,352
Ginnie Mae I Pool 6% 11/15/2039	1,647	1,709
Ginnie Mae I Pool 6% 11/15/2039	6,347	6,598
Ginnie Mae I Pool 6% 11/15/2039	2,145	2,214
Ginnie Mae I Pool 6% 12/15/2034	1,110	1,143
Ginnie Mae I Pool 6.5% 10/15/2034	1,610	1,663
Ginnie Mae I Pool 6.5% 10/15/2034	2,788	2,872
Ginnie Mae I Pool 6.5% 10/15/2034	14,580	15,057
Ginnie Mae I Pool 6.5% 10/15/2035	9,077	9,401
Ginnie Mae I Pool 6.5% 10/15/2036	3,829	3,962
Ginnie Mae I Pool 6.5% 11/15/2034	3,659	3,748
Ginnie Mae I Pool 6.5% 3/15/2035	659	677
Ginnie Mae I Pool 6.5% 6/15/2037	3,559	3,698
Ginnie Mae I Pool 6.5% 7/15/2035	1,080	1,116
Ginnie Mae I Pool 6.5% 8/15/2034	16,196	16,695
Ginnie Mae I Pool 6.5% 8/15/2034	383	392
Ginnie Mae I Pool 6.5% 8/15/2036	2,585	2,688
Ginnie Mae I Pool 6.5% 9/15/2034	6,206	6,400
Ginnie Mae I Pool 6.5% 9/15/2035	458	468
Ginnie Mae I Pool 7% 1/15/2026	7	8
Ginnie Mae I Pool 7% 1/15/2027	34	34
Ginnie Mae I Pool 7% 1/15/2028	192	195
Ginnie Mae I Pool 7% 1/15/2028	201	203
Ginnie Mae I Pool 7% 1/15/2028	137	138
Ginnie Mae I Pool 7% 1/15/2028	179	181
Ginnie Mae I Pool 7% 1/15/2028	6	6
Ginnie Mae I Pool 7% 1/15/2028	93	93
Ginnie Mae I Pool 7% 1/15/2028	288	290
Ginnie Mae I Pool 7% 1/15/2028	62	63
Ginnie Mae I Pool 7% 1/15/2028	587	590
Ginnie Mae I Pool 7% 1/15/2028	196	198
Ginnie Mae I Pool 7% 1/15/2029	130	132
Ginnie Mae I Pool 7% 1/15/2029	275	279
Ginnie Mae I Pool 7% 1/15/2029	487	496
Ginnie Mae I Pool 7% 1/15/2029	348	354
Ginnie Mae I Pool 7% 1/15/2029	192	195
Ginnie Mae I Pool 7% 1/15/2030	1,534	1,565
Ginnie Mae I Pool 7% 1/15/2030	151	154
Ginnie Mae I Pool 7% 1/15/2031	470	481
Ginnie Mae I Pool 7% 1/15/2031	1,461	1,501
Ginnie Mae I Pool 7% 1/15/2032	2,923	3,004
Ginnie Mae I Pool 7% 10/15/2025	24	24
Ginnie Mae I Pool 7% 10/15/2026	162	163
Ginnie Mae I Pool 7% 10/15/2028	1,422	1,445
Ginnie Mae I Pool 7% 10/15/2028	262	266
Ginnie Mae I Pool 7% 10/15/2029	547	559
Ginnie Mae I Pool 7% 10/15/2030	410	418
Ginnie Mae I Pool 7% 10/15/2031	639	650
Ginnie Mae I Pool 7% 10/15/2031	493	507
Ginnie Mae I Pool 7% 10/15/2031	39	40
Ginnie Mae I Pool 7% 10/15/2031	619	635
Ginnie Mae I Pool 7% 10/15/2031	2,479	2,552
Ginnie Mae I Pool 7% 11/15/2027	42	42
Ginnie Mae I Pool 7% 11/15/2028	217	220
Ginnie Mae I Pool 7% 11/15/2028	88	89
Ginnie Mae I Pool 7% 11/15/2029	1,296	1,325
Ginnie Mae I Pool 7% 11/15/2030	201	206
Ginnie Mae I Pool 7% 11/15/2031	1,526	1,559
Ginnie Mae I Pool 7% 11/15/2031	1,416	1,456
Ginnie Mae I Pool 7% 11/15/2031	372	383
Ginnie Mae I Pool 7% 11/15/2031	418	430
Ginnie Mae I Pool 7% 11/15/2032	368	377
Ginnie Mae I Pool 7% 12/15/2025	22	22
Ginnie Mae I Pool 7% 12/15/2026	10	10
Ginnie Mae I Pool 7% 12/15/2027	48	48
Ginnie Mae I Pool 7% 12/15/2027	309	313
Ginnie Mae I Pool 7% 12/15/2027	204	207
Ginnie Mae I Pool 7% 12/15/2027	726	736
Ginnie Mae I Pool 7% 12/15/2027	120	121
Ginnie Mae I Pool 7% 12/15/2028	497	506
Ginnie Mae I Pool 7% 12/15/2028	545	554
Ginnie Mae I Pool 7% 12/15/2028	254	257
Ginnie Mae I Pool 7% 12/15/2028	67	68
Ginnie Mae I Pool 7% 12/15/2028	94	96
Ginnie Mae I Pool 7% 12/15/2030	663	680
Ginnie Mae I Pool 7% 12/15/2031	1,343	1,382
Ginnie Mae I Pool 7% 12/15/2031	2,397	2,464
Ginnie Mae I Pool 7% 12/15/2031	109	112
Ginnie Mae I Pool 7% 2/15/2028	36	37
Ginnie Mae I Pool 7% 2/15/2028	190	192
Ginnie Mae I Pool 7% 2/15/2028	35	35
Ginnie Mae I Pool 7% 2/15/2028	291	294
Ginnie Mae I Pool 7% 2/15/2028	129	129
Ginnie Mae I Pool 7% 2/15/2028	225	228
Ginnie Mae I Pool 7% 2/15/2028	267	269
Ginnie Mae I Pool 7% 2/15/2028	15	15
Ginnie Mae I Pool 7% 2/15/2028	84	85
Ginnie Mae I Pool 7% 2/15/2029	104	106
Ginnie Mae I Pool 7% 2/15/2029	159	161
Ginnie Mae I Pool 7% 2/15/2030	590	604
Ginnie Mae I Pool 7% 2/15/2032	3,660	3,771
Ginnie Mae I Pool 7% 2/15/2032	1,017	1,045
Ginnie Mae I Pool 7% 2/15/2032	3,220	3,273
Ginnie Mae I Pool 7% 2/15/2032	349	354
Ginnie Mae I Pool 7% 2/15/2032	392	403
Ginnie Mae I Pool 7% 2/15/2032	1,018	1,047
Ginnie Mae I Pool 7% 2/15/2032	251	258
Ginnie Mae I Pool 7% 3/15/2028	97	99
Ginnie Mae I Pool 7% 3/15/2028	315	319
Ginnie Mae I Pool 7% 3/15/2028	162	163
Ginnie Mae I Pool 7% 3/15/2028	304	307
Ginnie Mae I Pool 7% 3/15/2028	102	104
Ginnie Mae I Pool 7% 3/15/2028	952	966
Ginnie Mae I Pool 7% 3/15/2028	54	54
Ginnie Mae I Pool 7% 3/15/2028	562	569
Ginnie Mae I Pool 7% 3/15/2028	271	274
Ginnie Mae I Pool 7% 3/15/2029	302	308
Ginnie Mae I Pool 7% 3/15/2029	677	690
Ginnie Mae I Pool 7% 3/15/2029	75	76
Ginnie Mae I Pool 7% 3/15/2029	191	194
Ginnie Mae I Pool 7% 3/15/2029	55	56
Ginnie Mae I Pool 7% 3/15/2029	101	102
Ginnie Mae I Pool 7% 3/15/2031	170	175
Ginnie Mae I Pool 7% 3/15/2031	88	89
Ginnie Mae I Pool 7% 3/15/2031	238	244
Ginnie Mae I Pool 7% 3/15/2031	237	243
Ginnie Mae I Pool 7% 3/15/2032	836	860
Ginnie Mae I Pool 7% 3/15/2032	33	34
Ginnie Mae I Pool 7% 3/15/2032	119	122
Ginnie Mae I Pool 7% 3/15/2032	148	152
Ginnie Mae I Pool 7% 3/15/2032	175	180
Ginnie Mae I Pool 7% 3/15/2032	628	647
Ginnie Mae I Pool 7% 3/15/2032	362	371
Ginnie Mae I Pool 7% 3/15/2032	1,449	1,493
Ginnie Mae I Pool 7% 4/15/2028	484	491
Ginnie Mae I Pool 7% 4/15/2028	140	142
Ginnie Mae I Pool 7% 4/15/2028	25	25
Ginnie Mae I Pool 7% 4/15/2028	59	60
Ginnie Mae I Pool 7% 4/15/2028	236	239
Ginnie Mae I Pool 7% 4/15/2028	46	47
Ginnie Mae I Pool 7% 4/15/2028	183	186
Ginnie Mae I Pool 7% 4/15/2028	39	39
Ginnie Mae I Pool 7% 4/15/2028	354	359
Ginnie Mae I Pool 7% 4/15/2028	27	27
Ginnie Mae I Pool 7% 4/15/2028	16	17
Ginnie Mae I Pool 7% 4/15/2028	92	93
Ginnie Mae I Pool 7% 4/15/2028	108	109
Ginnie Mae I Pool 7% 4/15/2029	667	679
Ginnie Mae I Pool 7% 4/15/2029	73	75
Ginnie Mae I Pool 7% 4/15/2029	45	46
Ginnie Mae I Pool 7% 4/15/2030	333	341
Ginnie Mae I Pool 7% 4/15/2031	172	176
Ginnie Mae I Pool 7% 4/15/2031	707	726
Ginnie Mae I Pool 7% 4/15/2031	1,791	1,838
Ginnie Mae I Pool 7% 4/15/2031	155	159
Ginnie Mae I Pool 7% 4/15/2031	407	418
Ginnie Mae I Pool 7% 4/15/2032	318	327
Ginnie Mae I Pool 7% 4/15/2032	317	327
Ginnie Mae I Pool 7% 4/15/2032	2,228	2,296
Ginnie Mae I Pool 7% 4/15/2032	612	630
Ginnie Mae I Pool 7% 4/15/2032	1,185	1,220
Ginnie Mae I Pool 7% 4/15/2032	810	834
Ginnie Mae I Pool 7% 4/15/2032	314	323
Ginnie Mae I Pool 7% 4/15/2032	356	366
Ginnie Mae I Pool 7% 4/15/2032	774	794
Ginnie Mae I Pool 7% 4/15/2032	113	115
Ginnie Mae I Pool 7% 4/15/2032	336	345
Ginnie Mae I Pool 7% 4/15/2032	213	218
Ginnie Mae I Pool 7% 4/20/2032	32,142	33,312
Ginnie Mae I Pool 7% 5/15/2027	18	18
Ginnie Mae I Pool 7% 5/15/2028	72	73
Ginnie Mae I Pool 7% 5/15/2028	21	21
Ginnie Mae I Pool 7% 5/15/2028	22	22
Ginnie Mae I Pool 7% 5/15/2028	93	94
Ginnie Mae I Pool 7% 5/15/2028	92	93
Ginnie Mae I Pool 7% 5/15/2028	70	71
Ginnie Mae I Pool 7% 5/15/2028	464	468
Ginnie Mae I Pool 7% 5/15/2029	297	304
Ginnie Mae I Pool 7% 5/15/2030	413	421
Ginnie Mae I Pool 7% 5/15/2031	496	508
Ginnie Mae I Pool 7% 5/15/2031	940	965
Ginnie Mae I Pool 7% 5/15/2031	255	259
Ginnie Mae I Pool 7% 5/15/2032	285	293
Ginnie Mae I Pool 7% 5/15/2032	433	446
Ginnie Mae I Pool 7% 5/15/2032	274	282
Ginnie Mae I Pool 7% 5/15/2032	313	323
Ginnie Mae I Pool 7% 5/15/2032	358	366
Ginnie Mae I Pool 7% 5/15/2032	128	132
Ginnie Mae I Pool 7% 5/15/2032	492	500
Ginnie Mae I Pool 7% 5/15/2032	1,181	1,218
Ginnie Mae I Pool 7% 5/15/2032	389	399
Ginnie Mae I Pool 7% 5/15/2032	1,789	1,836
Ginnie Mae I Pool 7% 5/15/2032	1,143	1,174
Ginnie Mae I Pool 7% 5/15/2032	147	151
Ginnie Mae I Pool 7% 5/15/2032	314	323
Ginnie Mae I Pool 7% 6/15/2028	52	53
Ginnie Mae I Pool 7% 6/15/2028	252	256
Ginnie Mae I Pool 7% 6/15/2028	3	3
Ginnie Mae I Pool 7% 6/15/2028	519	527
Ginnie Mae I Pool 7% 6/15/2028	107	109
Ginnie Mae I Pool 7% 6/15/2028	81	82
Ginnie Mae I Pool 7% 6/15/2028	98	100
Ginnie Mae I Pool 7% 6/15/2028	41	41
Ginnie Mae I Pool 7% 6/15/2028	56	57
Ginnie Mae I Pool 7% 6/15/2028	547	555
Ginnie Mae I Pool 7% 6/15/2028	192	194
Ginnie Mae I Pool 7% 6/15/2028	177	180
Ginnie Mae I Pool 7% 6/15/2028	143	145
Ginnie Mae I Pool 7% 6/15/2028	334	339
Ginnie Mae I Pool 7% 6/15/2028	42	42
Ginnie Mae I Pool 7% 6/15/2029	573	584
Ginnie Mae I Pool 7% 6/15/2029	257	263
Ginnie Mae I Pool 7% 6/15/2029	102	104
Ginnie Mae I Pool 7% 6/15/2029	181	184
Ginnie Mae I Pool 7% 6/15/2030	557	562
Ginnie Mae I Pool 7% 6/15/2031	1,119	1,149
Ginnie Mae I Pool 7% 6/15/2031	958	985
Ginnie Mae I Pool 7% 6/15/2031	38	39
Ginnie Mae I Pool 7% 6/15/2031	211	211
Ginnie Mae I Pool 7% 6/15/2031	3,746	3,825
Ginnie Mae I Pool 7% 6/15/2032	309	317
Ginnie Mae I Pool 7% 6/15/2032	128	130
Ginnie Mae I Pool 7% 6/15/2032	225	232
Ginnie Mae I Pool 7% 6/15/2032	422	433
Ginnie Mae I Pool 7% 6/15/2032	1,259	1,297
Ginnie Mae I Pool 7% 6/15/2032	348	359
Ginnie Mae I Pool 7% 6/15/2032	271	278
Ginnie Mae I Pool 7% 6/15/2032	913	936
Ginnie Mae I Pool 7% 6/15/2032	1,554	1,596
Ginnie Mae I Pool 7% 7/15/2028	96	98
Ginnie Mae I Pool 7% 7/15/2028	301	306
Ginnie Mae I Pool 7% 7/15/2028	301	306
Ginnie Mae I Pool 7% 7/15/2028	159	162
Ginnie Mae I Pool 7% 7/15/2028	114	115
Ginnie Mae I Pool 7% 7/15/2028	46	47
Ginnie Mae I Pool 7% 7/15/2028	590	599
Ginnie Mae I Pool 7% 7/15/2028	137	139
Ginnie Mae I Pool 7% 7/15/2028	41	41
Ginnie Mae I Pool 7% 7/15/2028	93	94
Ginnie Mae I Pool 7% 7/15/2028	113	115
Ginnie Mae I Pool 7% 7/15/2028	607	615
Ginnie Mae I Pool 7% 7/15/2028	694	702
Ginnie Mae I Pool 7% 7/15/2029	515	523
Ginnie Mae I Pool 7% 7/15/2029	221	226
Ginnie Mae I Pool 7% 7/15/2029	457	466
Ginnie Mae I Pool 7% 7/15/2029	38	39
Ginnie Mae I Pool 7% 7/15/2031	857	881
Ginnie Mae I Pool 7% 7/15/2031	1,573	1,618
Ginnie Mae I Pool 7% 7/15/2031	1,021	1,048
Ginnie Mae I Pool 7% 7/15/2031	416	426
Ginnie Mae I Pool 7% 7/15/2031	12	12
Ginnie Mae I Pool 7% 7/15/2031	18	19
Ginnie Mae I Pool 7% 7/15/2032	81	83
Ginnie Mae I Pool 7% 7/15/2032	994	1,021
Ginnie Mae I Pool 7% 7/15/2032	541	555
Ginnie Mae I Pool 7% 7/15/2032	566	584
Ginnie Mae I Pool 7% 7/15/2032	88	90
Ginnie Mae I Pool 7% 7/15/2032	476	488
Ginnie Mae I Pool 7% 7/15/2032	525	536
Ginnie Mae I Pool 7% 7/15/2032	781	806
Ginnie Mae I Pool 7% 8/15/2025	13	13
Ginnie Mae I Pool 7% 8/15/2025	4	4
Ginnie Mae I Pool 7% 8/15/2025	1	0
Ginnie Mae I Pool 7% 8/15/2028	66	67
Ginnie Mae I Pool 7% 8/15/2029	442	448
Ginnie Mae I Pool 7% 8/15/2029	63	63
Ginnie Mae I Pool 7% 8/15/2029	2	1
Ginnie Mae I Pool 7% 8/15/2029	96	97
Ginnie Mae I Pool 7% 8/15/2031	225	231
Ginnie Mae I Pool 7% 8/15/2031	220	226
Ginnie Mae I Pool 7% 8/15/2031	2,091	2,150
Ginnie Mae I Pool 7% 8/15/2031	1,290	1,327
Ginnie Mae I Pool 7% 8/15/2031	380	391
Ginnie Mae I Pool 7% 8/15/2032	194	200
Ginnie Mae I Pool 7% 8/15/2032	235	242
Ginnie Mae I Pool 7% 8/15/2032	641	656
Ginnie Mae I Pool 7% 8/15/2032	645	665
Ginnie Mae I Pool 7% 8/15/2032	259	267
Ginnie Mae I Pool 7% 8/15/2032	125	126
Ginnie Mae I Pool 7% 8/15/2032	419	431
Ginnie Mae I Pool 7% 9/15/2025	8	8
Ginnie Mae I Pool 7% 9/15/2027	38	39
Ginnie Mae I Pool 7% 9/15/2028	578	587
Ginnie Mae I Pool 7% 9/15/2028	187	190
Ginnie Mae I Pool 7% 9/15/2028	41	41
Ginnie Mae I Pool 7% 9/15/2028	68	69
Ginnie Mae I Pool 7% 9/15/2028	61	62
Ginnie Mae I Pool 7% 9/15/2028	70	71
Ginnie Mae I Pool 7% 9/15/2029	124	126
Ginnie Mae I Pool 7% 9/15/2031	1,273	1,309
Ginnie Mae I Pool 7% 9/15/2031	947	974
Ginnie Mae I Pool 7% 9/15/2031	503	517
Ginnie Mae I Pool 7% 9/15/2031	386	396
Ginnie Mae I Pool 7% 9/15/2031	232	238
Ginnie Mae I Pool 7% 9/15/2031	1,536	1,580
Ginnie Mae I Pool 7% 9/15/2031	103	106
Ginnie Mae I Pool 7.5% 1/15/2026	58	58
Ginnie Mae I Pool 7.5% 1/15/2026	5	5
Ginnie Mae I Pool 7.5% 1/15/2028	365	372
Ginnie Mae I Pool 7.5% 1/15/2031	68	71
Ginnie Mae I Pool 7.5% 1/15/2031	216	224
Ginnie Mae I Pool 7.5% 10/15/2025	12	12
Ginnie Mae I Pool 7.5% 10/15/2025	2	1
Ginnie Mae I Pool 7.5% 10/15/2027	67	68
Ginnie Mae I Pool 7.5% 10/15/2027	77	78
Ginnie Mae I Pool 7.5% 10/15/2027	843	861
Ginnie Mae I Pool 7.5% 10/15/2027	69	70
Ginnie Mae I Pool 7.5% 10/15/2027	302	307
Ginnie Mae I Pool 7.5% 10/15/2027	60	61
Ginnie Mae I Pool 7.5% 10/15/2027	693	708
Ginnie Mae I Pool 7.5% 10/15/2027	77	78
Ginnie Mae I Pool 7.5% 10/15/2027	60	61
Ginnie Mae I Pool 7.5% 10/15/2027	814	830
Ginnie Mae I Pool 7.5% 10/15/2027	165	168
Ginnie Mae I Pool 7.5% 10/15/2027	925	938
Ginnie Mae I Pool 7.5% 11/15/2025	104	105
Ginnie Mae I Pool 7.5% 11/15/2025	103	103
Ginnie Mae I Pool 7.5% 11/15/2025	14	14
Ginnie Mae I Pool 7.5% 11/15/2025	11	11
Ginnie Mae I Pool 7.5% 11/15/2025	10	10
Ginnie Mae I Pool 7.5% 11/15/2025	54	54
Ginnie Mae I Pool 7.5% 11/15/2025	154	154
Ginnie Mae I Pool 7.5% 11/15/2025	43	43
Ginnie Mae I Pool 7.5% 11/15/2025	28	28
Ginnie Mae I Pool 7.5% 11/15/2025	27	27
Ginnie Mae I Pool 7.5% 11/15/2027	68	69
Ginnie Mae I Pool 7.5% 11/15/2027	63	64
Ginnie Mae I Pool 7.5% 12/15/2027	95	96
Ginnie Mae I Pool 7.5% 12/15/2027	18	18
Ginnie Mae I Pool 7.5% 12/15/2027	168	171
Ginnie Mae I Pool 7.5% 12/15/2027	87	89
Ginnie Mae I Pool 7.5% 12/15/2027	35	36
Ginnie Mae I Pool 7.5% 12/15/2027	334	342
Ginnie Mae I Pool 7.5% 12/15/2027	281	286
Ginnie Mae I Pool 7.5% 12/15/2027	226	231
Ginnie Mae I Pool 7.5% 12/15/2027	39	40
Ginnie Mae I Pool 7.5% 2/15/2027	84	85
Ginnie Mae I Pool 7.5% 3/15/2026	15	15
Ginnie Mae I Pool 7.5% 3/15/2026	32	32
Ginnie Mae I Pool 7.5% 3/15/2028	274	280
Ginnie Mae I Pool 7.5% 3/15/2031	782	815
Ginnie Mae I Pool 7.5% 4/15/2026	17	17
Ginnie Mae I Pool 7.5% 4/15/2027	114	115
Ginnie Mae I Pool 7.5% 4/15/2027	26	26
Ginnie Mae I Pool 7.5% 4/15/2027	96	98
Ginnie Mae I Pool 7.5% 4/15/2027	143	145
Ginnie Mae I Pool 7.5% 4/15/2027	25	25
Ginnie Mae I Pool 7.5% 4/15/2027	73	75
Ginnie Mae I Pool 7.5% 4/15/2027	88	90
Ginnie Mae I Pool 7.5% 4/15/2027	364	368
Ginnie Mae I Pool 7.5% 4/15/2028	1	0
Ginnie Mae I Pool 7.5% 5/15/2027	87	89
Ginnie Mae I Pool 7.5% 5/15/2027	6	6
Ginnie Mae I Pool 7.5% 5/15/2027	206	209
Ginnie Mae I Pool 7.5% 6/15/2027	185	187
Ginnie Mae I Pool 7.5% 6/15/2027	40	40
Ginnie Mae I Pool 7.5% 6/15/2027	25	25
Ginnie Mae I Pool 7.5% 6/15/2027	184	187
Ginnie Mae I Pool 7.5% 6/15/2027	52	53
Ginnie Mae I Pool 7.5% 6/15/2027	32	32
Ginnie Mae I Pool 7.5% 6/15/2027	73	74
Ginnie Mae I Pool 7.5% 6/15/2027	707	716
Ginnie Mae I Pool 7.5% 6/15/2029	53	53
Ginnie Mae I Pool 7.5% 6/15/2029	67	67
Ginnie Mae I Pool 7.5% 7/15/2027	743	756
Ginnie Mae I Pool 7.5% 7/15/2027	91	92
Ginnie Mae I Pool 7.5% 7/15/2027	397	402
Ginnie Mae I Pool 7.5% 7/15/2027	263	268
Ginnie Mae I Pool 7.5% 7/15/2027	34	35
Ginnie Mae I Pool 7.5% 7/15/2027	354	360
Ginnie Mae I Pool 7.5% 7/15/2027	129	131
Ginnie Mae I Pool 7.5% 7/15/2027	55	55
Ginnie Mae I Pool 7.5% 7/15/2027	196	199
Ginnie Mae I Pool 7.5% 7/15/2028	1,288	1,321
Ginnie Mae I Pool 7.5% 7/15/2029	209	215
Ginnie Mae I Pool 7.5% 8/15/2025	1	0
Ginnie Mae I Pool 7.5% 8/15/2027	101	102
Ginnie Mae I Pool 7.5% 8/15/2027	77	78
Ginnie Mae I Pool 7.5% 8/15/2027	53	54
Ginnie Mae I Pool 7.5% 8/15/2027	409	417
Ginnie Mae I Pool 7.5% 8/15/2027	19	19
Ginnie Mae I Pool 7.5% 8/15/2027	516	525
Ginnie Mae I Pool 7.5% 8/15/2027	41	41
Ginnie Mae I Pool 7.5% 8/15/2027	176	179
Ginnie Mae I Pool 7.5% 8/15/2028	110	113
Ginnie Mae I Pool 7.5% 8/15/2028	647	664
Ginnie Mae I Pool 7.5% 8/15/2028	298	306
Ginnie Mae I Pool 7.5% 8/15/2028	46	46
Ginnie Mae I Pool 7.5% 8/15/2029	88	91
Ginnie Mae I Pool 7.5% 9/15/2025	3	3
Ginnie Mae I Pool 7.5% 9/15/2025	24	24
Ginnie Mae I Pool 7.5% 9/15/2025	25	25
Ginnie Mae I Pool 7.5% 9/15/2027	80	81
Ginnie Mae I Pool 7.5% 9/15/2027	44	45
Ginnie Mae I Pool 7.5% 9/15/2027	991	1,008
Ginnie Mae I Pool 7.5% 9/15/2027	65	65
Ginnie Mae I Pool 7.5% 9/15/2027	58	58
Ginnie Mae I Pool 7.5% 9/15/2028	503	513
Ginnie Mae I Pool 7.5% 9/15/2028	765	786
Ginnie Mae I Pool 7.5% 9/15/2031	1,799	1,866
Ginnie Mae I Pool 8% 1/15/2028	479	488
Ginnie Mae I Pool 8% 10/15/2029	210	215
Ginnie Mae I Pool 8% 11/15/2027	103	104
Ginnie Mae I Pool 8% 12/15/2027	159	161
Ginnie Mae I Pool 8% 12/15/2027	181	183
Ginnie Mae I Pool 8% 12/15/2027	490	499
Ginnie Mae I Pool 8% 12/15/2027	76	77
Ginnie Mae I Pool 8% 6/15/2025	1	0
Ginnie Mae I Pool 8% 6/15/2025	1	0
Ginnie Mae I Pool 8% 7/15/2025	8	8
Ginnie Mae I Pool 8% 7/15/2027	171	173
Ginnie Mae I Pool 8% 8/15/2025	70	70
Ginnie Mae I Pool 8% 8/15/2025	18	18
Ginnie Mae I Pool 8% 8/15/2025	7	7
Ginnie Mae I Pool 8% 8/15/2027	53	53
Ginnie Mae I Pool 8% 8/15/2027	81	82
Ginnie Mae I Pool 8% 9/15/2025	5	5
Ginnie Mae I Pool 8% 9/15/2029	62	64
Ginnie Mae I Pool 8.5% 1/15/2031	2,019	2,093
Ginnie Mae I Pool 8.5% 11/15/2027	55	57
Ginnie Mae I Pool 8.5% 12/15/2029	124	128
Ginnie Mae I Pool 8.5% 7/15/2030	276	285
Ginnie Mae I Pool 8.5% 8/15/2029	163	167
Ginnie Mae II Pool 2% 1/20/2051	85,420,050	70,174,339
Ginnie Mae II Pool 2% 11/20/2050	24,972,497	20,529,081
Ginnie Mae II Pool 2% 12/20/2050	39,097,078	32,128,223
Ginnie Mae II Pool 2% 2/20/2051	47,033,179	38,664,452
Ginnie Mae II Pool 2% 3/1/2055 (g)	447,125,000	367,197,204
Ginnie Mae II Pool 2% 3/20/2052	2,208,986	1,815,590
Ginnie Mae II Pool 2% 4/1/2055 (g)	352,150,000	289,282,387
Ginnie Mae II Pool 2% 4/20/2051	1,639,625	1,347,626
Ginnie Mae II Pool 2% 5/20/2052	44,711,452	36,741,863
Ginnie Mae II Pool 2% 7/20/2051	151,419	124,500
Ginnie Mae II Pool 2.5% 12/20/2051	27,700,650	23,762,144
Ginnie Mae II Pool 2.5% 2/20/2052	25,206,523	21,622,634
Ginnie Mae II Pool 2.5% 3/1/2055 (g)	156,600,000	134,210,381
Ginnie Mae II Pool 2.5% 3/20/2052	2,570,297	2,204,046
Ginnie Mae II Pool 2.5% 4/20/2052	29,341,316	25,174,125
Ginnie Mae II Pool 2.5% 6/20/2051	7,918,674	6,792,789
Ginnie Mae II Pool 2.5% 6/20/2052	3,248,184	2,786,862
Ginnie Mae II Pool 2.5% 7/20/2051	27,600,568	23,667,666
Ginnie Mae II Pool 2.5% 7/20/2054	380,452	326,032
Ginnie Mae II Pool 2.5% 9/20/2051	11,237,853	9,636,532
Ginnie Mae II Pool 3% 1/20/2032	3,033,800	2,928,200
Ginnie Mae II Pool 3% 10/20/2031	997,056	962,988
Ginnie Mae II Pool 3% 10/20/2042	3,143	2,872
Ginnie Mae II Pool 3% 10/20/2043	663,026	603,894
Ginnie Mae II Pool 3% 11/20/2031	1,080,744	1,043,467
Ginnie Mae II Pool 3% 12/20/2031	1,624,181	1,568,170
Ginnie Mae II Pool 3% 12/20/2042	3,325,445	3,037,282
Ginnie Mae II Pool 3% 12/20/2043	6,706	6,106
Ginnie Mae II Pool 3% 2/20/2031	131,896	127,789
Ginnie Mae II Pool 3% 2/20/2043	93,916	85,756
Ginnie Mae II Pool 3% 2/20/2044	24,655	22,450
Ginnie Mae II Pool 3% 3/1/2055 (g)	314,550,000	279,987,719
Ginnie Mae II Pool 3% 3/20/2031	268,006	259,568
Ginnie Mae II Pool 3% 3/20/2050	7,432,659	6,653,901
Ginnie Mae II Pool 3% 4/1/2055 (g)	140,300,000	124,856,646
Ginnie Mae II Pool 3% 4/20/2031	1,000,829	968,972
Ginnie Mae II Pool 3% 5/20/2031	2,090,070	2,022,823
Ginnie Mae II Pool 3% 5/20/2042	20,865	19,099
Ginnie Mae II Pool 3% 7/20/2031	27,734	26,824
Ginnie Mae II Pool 3% 8/20/2031	325,069	314,283
Ginnie Mae II Pool 3% 8/20/2042	29,293	26,778
Ginnie Mae II Pool 3% 9/20/2031	130,285	125,919
Ginnie Mae II Pool 3% 9/20/2043	22,964	20,911
Ginnie Mae II Pool 3.5% 1/20/2041	3,592	3,384
Ginnie Mae II Pool 3.5% 1/20/2042	10,031	9,428
Ginnie Mae II Pool 3.5% 1/20/2044	46,548	43,514
Ginnie Mae II Pool 3.5% 10/20/2040	17,696	16,667
Ginnie Mae II Pool 3.5% 10/20/2041	1,601	1,505
Ginnie Mae II Pool 3.5% 10/20/2043	43,499	40,703
Ginnie Mae II Pool 3.5% 11/20/2041	4,007	3,767
Ginnie Mae II Pool 3.5% 12/20/2040	1,407,803	1,326,541
Ginnie Mae II Pool 3.5% 12/20/2041	7,920,118	7,445,631
Ginnie Mae II Pool 3.5% 12/20/2043	44,449	41,560
Ginnie Mae II Pool 3.5% 12/20/2044	4,123	3,845
Ginnie Mae II Pool 3.5% 2/20/2040	2,847	2,681
Ginnie Mae II Pool 3.5% 2/20/2043	187,035	175,321
Ginnie Mae II Pool 3.5% 3/1/2055 (g)	263,550,000	241,826,365
Ginnie Mae II Pool 3.5% 3/20/2041	14,441	13,601
Ginnie Mae II Pool 3.5% 3/20/2044	13,099	12,243
Ginnie Mae II Pool 3.5% 4/1/2055 (g)	176,200,000	161,573,109
Ginnie Mae II Pool 3.5% 4/20/2043	265,639	248,908
Ginnie Mae II Pool 3.5% 4/20/2046	76,291	70,870
Ginnie Mae II Pool 3.5% 5/20/2043	3,362,803	3,136,448
Ginnie Mae II Pool 3.5% 5/20/2046	26,686	24,773
Ginnie Mae II Pool 3.5% 5/20/2046	103,853	96,408
Ginnie Mae II Pool 3.5% 6/20/2034	1,987	1,902
Ginnie Mae II Pool 3.5% 6/20/2043	111,741	104,660
Ginnie Mae II Pool 3.5% 8/20/2043	28,058	26,263
Ginnie Mae II Pool 3.5% 9/20/2040	138,522	130,428
Ginnie Mae II Pool 3.5% 9/20/2041	7,435	6,993
Ginnie Mae II Pool 3.5% 9/20/2043	1,195,512	1,118,743
Ginnie Mae II Pool 4% 1/20/2041	1,714,268	1,655,059
Ginnie Mae II Pool 4% 1/20/2042	128,618	124,017
Ginnie Mae II Pool 4% 1/20/2046	120,892	116,096
Ginnie Mae II Pool 4% 10/20/2040	616,753	595,553
Ginnie Mae II Pool 4% 10/20/2041	1,952,155	1,882,721
Ginnie Mae II Pool 4% 10/20/2044	569,877	547,390
Ginnie Mae II Pool 4% 10/20/2045	14,049	13,492
Ginnie Mae II Pool 4% 11/20/2040	1,623,658	1,567,710
Ginnie Mae II Pool 4% 11/20/2044	390,072	374,642
Ginnie Mae II Pool 4% 11/20/2045	2,611	2,507
Ginnie Mae II Pool 4% 12/20/2044	967,356	929,092
Ginnie Mae II Pool 4% 12/20/2045	153,998	147,888
Ginnie Mae II Pool 4% 2/20/2041	56,381	54,427
Ginnie Mae II Pool 4% 2/20/2046	93,713	89,994
Ginnie Mae II Pool 4% 3/20/2041	145,334	140,295
Ginnie Mae II Pool 4% 3/20/2046	103,612	99,501
Ginnie Mae II Pool 4% 3/20/2047	6,021,675	5,773,336
Ginnie Mae II Pool 4% 5/20/2033	3,147	3,078
Ginnie Mae II Pool 4% 6/20/2044	43,172	41,494
Ginnie Mae II Pool 4% 7/20/2044	378,585	363,757
Ginnie Mae II Pool 4% 7/20/2045	95,353	91,599
Ginnie Mae II Pool 4% 8/20/2041	16,136	15,565
Ginnie Mae II Pool 4% 8/20/2043	236,986	227,999
Ginnie Mae II Pool 4% 8/20/2044	5,652,482	5,431,121
Ginnie Mae II Pool 4% 8/20/2048	10,093,811	9,652,299
Ginnie Mae II Pool 4% 9/20/2040	718,107	693,398
Ginnie Mae II Pool 4% 9/20/2041	299,675	289,037
Ginnie Mae II Pool 4% 9/20/2042	17,288	16,654
Ginnie Mae II Pool 4% 9/20/2045	11,731	11,265
Ginnie Mae II Pool 4.5% 1/20/2041	160,096	157,538
Ginnie Mae II Pool 4.5% 10/20/2035	1,615	1,595
Ginnie Mae II Pool 4.5% 10/20/2040	33,842	33,306
Ginnie Mae II Pool 4.5% 11/20/2040	34,041	33,499
Ginnie Mae II Pool 4.5% 11/20/2054	72,552,394	70,091,910
Ginnie Mae II Pool 4.5% 2/20/2041	585,878	576,490
Ginnie Mae II Pool 4.5% 3/1/2055 (g)	52,000,000	50,214,200
Ginnie Mae II Pool 4.5% 3/20/2036	11,737	11,588
Ginnie Mae II Pool 4.5% 3/20/2041	450,431	443,213
Ginnie Mae II Pool 4.5% 4/20/2041	113,298	111,476
Ginnie Mae II Pool 4.5% 5/20/2040	39,738	39,117
Ginnie Mae II Pool 4.5% 5/20/2041	497,960	489,930
Ginnie Mae II Pool 4.5% 6/20/2033	6,206	6,141
Ginnie Mae II Pool 4.5% 6/20/2041	978,649	962,773
Ginnie Mae II Pool 4.5% 7/20/2040	65,439	64,408
Ginnie Mae II Pool 4.5% 8/20/2040	7,635	7,515
Ginnie Mae II Pool 4.5% 9/20/2040	352,394	346,814
Ginnie Mae II Pool 5% 1/20/2055	19,691,470	19,448,085
Ginnie Mae II Pool 5% 11/20/2054	9,083,917	8,971,641
Ginnie Mae II Pool 5% 3/1/2055 (g)	77,300,000	76,297,496
Ginnie Mae II Pool 5% 9/20/2033	270,925	272,956
Ginnie Mae II Pool 5.5% 1/20/2055	24,474,992	24,564,443
Ginnie Mae II Pool 5.5% 3/1/2055 (g)	321,950,000	322,850,721
Ginnie Mae II Pool 5.5% 4/1/2055 (g)	225,825,000	226,236,272
Ginnie Mae II Pool 6% 1/20/2055	13,561,049	13,768,398
Ginnie Mae II Pool 6% 11/20/2031	7,594	7,786
Ginnie Mae II Pool 6% 12/20/2054	27,393,904	27,821,317
Ginnie Mae II Pool 6% 3/1/2055 (g)	340,000,000	344,615,331
Ginnie Mae II Pool 6% 4/1/2055 (g)	222,950,000	225,732,594
Ginnie Mae II Pool 6% 5/20/2032	36,040	37,031
Ginnie Mae II Pool 6.5% 1/20/2032	339	349
Ginnie Mae II Pool 6.5% 11/20/2031	1,336	1,377
Ginnie Mae II Pool 6.5% 3/1/2055 (g)	71,200,000	72,613,719
Ginnie Mae II Pool 6.5% 3/20/2031	1,692	1,739
Ginnie Mae II Pool 6.5% 4/20/2031	221	227
Ginnie Mae II Pool 6.5% 6/20/2031	203	209
Ginnie Mae II Pool 6.5% 7/20/2031	239	246
Ginnie Mae II Pool 6.5% 8/20/2031	251	258
Ginnie Mae II Pool 7% 2/20/2032	9,494	9,851
Ginnie Mae II Pool 7% 3/20/2032	4,912	5,099
Uniform Mortgage Backed Securities 2% 3/1/2040 (g)	2,225,000	2,008,583
Uniform Mortgage Backed Securities 2% 3/1/2055 (g)	912,850,000	730,066,028
Uniform Mortgage Backed Securities 2% 4/1/2055 (g)	724,625,000	579,926,445
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (g)	75,400,000	63,041,473
Uniform Mortgage Backed Securities 3% 3/1/2055 (g)	231,675,000	201,928,301
Uniform Mortgage Backed Securities 3.5% 3/1/2055 (g)	175,700,000	159,337,938
Uniform Mortgage Backed Securities 4.5% 3/1/2055 (g)	78,800,000	75,909,640
Uniform Mortgage Backed Securities 5% 3/1/2055 (g)	80,575,000	79,265,656
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (g)	169,900,000	170,112,375
Uniform Mortgage Backed Securities 6% 3/1/2055 (g)	110,475,000	112,261,591
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (g)	145,825,000	150,211,139
TOTAL UNITED STATES		10,832,445,286
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,921,836,322)		10,832,445,286

U.S. Treasury Obligations - 32.3%
	Yield (%) (z)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.02 to 1.03	207,334,000	132,037,743
US Treasury Bonds 1.125% 8/15/2040	4.51	5,000,000	3,153,906
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	208,680,000	142,399,645
US Treasury Bonds 1.875% 11/15/2051	1.97 to 2.15	400,075,000	234,434,572
US Treasury Bonds 2% 11/15/2041	2.08 to 2.10	199,600,000	141,146,829
US Treasury Bonds 2% 8/15/2051	1.95 to 2.14	516,247,000	312,894,080
US Treasury Bonds 2.25% 8/15/2046	4.92	750,000	510,556
US Treasury Bonds 2.875% 5/15/2052	3.14 to 4.54	165,277,000	122,150,033
US Treasury Bonds 3% 2/15/2047	1.14 to 1.19	76,205,000	59,419,063
US Treasury Bonds 3.25% 5/15/2042 (v)	3.37 to 5.18	183,189,000	156,025,506
US Treasury Bonds 3.625% 2/15/2053	3.72 to 5.06	464,830,000	398,373,836
US Treasury Bonds 3.625% 5/15/2053	3.91 to 4.31	176,200,000	151,105,265
US Treasury Bonds 3.875% 5/15/2043	4.58	3,000,000	2,759,497
US Treasury Bonds 4% 11/15/2042	3.75 to 3.77	5,140,000	4,832,604
US Treasury Bonds 4.125% 8/15/2044	4.14 to 4.65	5,050,000	4,776,195
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	466,647,000	437,609,162
US Treasury Bonds 4.25% 2/15/2054	4.17 to 4.68	555,423,000	532,793,851
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.39	375,900,000	361,216,406
US Treasury Bonds 4.375% 8/15/2043	4.81 to 5.13	41,000,000	40,295,313
US Treasury Bonds 4.5% 11/15/2054	4.34 to 4.91	756,200,000	758,208,656
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	5,690,000	5,671,330
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.94	2,400,000	2,426,249
US Treasury Bonds 4.625% 2/15/2055	4.51 to 4.79	47,160,000	48,272,726
US Treasury Bonds 4.625% 5/15/2044	4.09 to 4.72	6,305,000	6,380,364
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.51	125,000,000	127,661,133
US Treasury Bonds 6.25% 5/15/2030 (v)	3.46 to 4.41	26,000,000	28,690,391
US Treasury Notes 2.625% 7/31/2029 (y)	4.11	11,000,000	10,389,844
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	372,411,000	339,781,395
US Treasury Notes 2.875% 5/15/2032	2.96 to 3.39	263,111,000	242,884,342
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.19	831,000,000	786,528,520
US Treasury Notes 3.5% 1/31/2030	3.59 to 3.79	176,400,000	172,327,640
US Treasury Notes 3.5% 2/15/2033	4.32	9,000,000	8,612,930
US Treasury Notes 3.5% 9/30/2029	3.90 to 3.91	298,200,000	291,863,250
US Treasury Notes 3.625% 3/31/2030	3.47	2,688,000	2,638,020
US Treasury Notes 3.625% 9/30/2031 (y)	3.62 to 4.23	1,169,860,000	1,138,374,318
US Treasury Notes 3.75% 12/31/2028	4.03 to 4.06	8,560,000	8,483,428
US Treasury Notes 3.75% 12/31/2030	4.07	3,600,000	3,541,500
US Treasury Notes 3.75% 5/31/2030	3.74 to 4.59	20,503,000	20,225,088
US Treasury Notes 3.75% 8/31/2031	3.54 to 3.74	457,000,000	448,074,219
US Treasury Notes 3.875% 12/31/2029	3.57	225,000,000	223,567,382
US Treasury Notes 3.875% 8/15/2033	3.98 to 4.77	368,871,000	361,363,900
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.28	385,920,000	376,285,237
US Treasury Notes 3.875% 9/30/2029	4.15 to 4.16	200,000,000	198,828,124
US Treasury Notes 4% 1/31/2031	4.15 to 4.33	600,000,000	597,726,564
US Treasury Notes 4% 10/31/2029	3.86 to 4.15	280,700,000	280,458,772
US Treasury Notes 4% 2/15/2034	3.83 to 4.74	384,652,000	379,408,112
US Treasury Notes 4% 2/28/2030	3.40 to 4.39	12,207,000	12,205,093
US Treasury Notes 4.125% 11/15/2032	3.48 to 3.53	120,103,000	120,126,457
US Treasury Notes 4.125% 11/30/2029	4.11	2,300,000	2,311,859
US Treasury Notes 4.125% 2/29/2032	4.12	3,900,000	3,904,875
US Treasury Notes 4.125% 3/31/2031	4.37 to 4.66	302,457,000	303,236,770
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	368,000,000	368,716,680
US Treasury Notes 4.25% 11/15/2034	4.33 to 4.57	405,500,000	407,083,984
US Treasury Notes 4.25% 2/28/2029	4.14 to 4.30	16,242,000	16,387,290
US Treasury Notes 4.25% 6/30/2031	4.20 to 4.45	353,100,000	356,299,969
US Treasury Notes 4.375% 1/31/2032	4.21	9,900,000	10,062,422
US Treasury Notes 4.375% 11/30/2028	3.89 to 3.91	12,000,000	12,155,156
US Treasury Notes 4.375% 11/30/2030	3.85 to 4.28	205,750,000	209,021,104
US Treasury Notes 4.375% 12/31/2029	4.35 to 4.39	2,200,000	2,234,375
US Treasury Notes 4.375% 5/15/2034	3.79 to 4.51	12,220,000	12,392,798
US Treasury Notes 4.5% 11/15/2033	3.83 to 4.15	511,765,000	523,979,392
US Treasury Notes 4.625% 4/30/2029	4.44 to 4.72	14,100,000	14,431,020
US Treasury Notes 4.625% 9/30/2028	4.85	882,000	900,363
US Treasury Notes 4.625% 9/30/2030	5.00	1,176,000	1,209,351
US Treasury Notes 4.875% 10/31/2030	4.44 to 4.56	95,000,000	98,911,329
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,381,822,961)			12,582,177,783

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (Aa)	4.35	1,681,016,145	1,681,352,348
Fidelity Securities Lending Cash Central Fund (Aa)(Ab)	4.35	42,779,135	42,783,413
TOTAL MONEY MARKET FUNDS (Cost $1,724,079,806)			1,724,135,761

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	33,100,000	1,864,017
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.79% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	35,900,000	1,393,413
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.658% and receive annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	55,380,000	1,838,412
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	14,370,000	498,564
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	16,000,000	570,313
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	46,170,000	924,400
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.0775% and receive annually a floating rate based on US SOFR Index, expiring February 2036	2/04/26	19,000,000	401,709

TOTAL PUT SWAPTIONS			7,490,828
Call Swaptions - 0.0%
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	33,100,000	278,607
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	69,400,000	2,514,972
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.79% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	35,900,000	1,328,278
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.658% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	55,380,000	1,384,208
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	14,370,000	622,264
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	16,000,000	671,246
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	46,170,000	2,204,933
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.0775% and pay annually a floating rate based on US SOFR Index, expiring February 2036	2/04/26	19,000,000	881,123

TOTAL CALL SWAPTIONS			9,885,631
TOTAL PURCHASED SWAPTIONS (Cost $18,095,286)			17,376,459

TOTAL INVESTMENT IN SECURITIES - 113.5% (Cost $45,619,499,260)	44,324,548,582
NET OTHER ASSETS (LIABILITIES) - (13.5)%	(5,274,723,281)
NET ASSETS - 100.0%	39,049,825,301

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(352,150,000)	(289,199,878)
Ginnie Mae II Pool 3% 3/1/2055	(140,300,000)	(124,884,046)
Ginnie Mae II Pool 3.5% 3/1/2055	(221,700,000)	(203,425,934)
Ginnie Mae II Pool 4.5% 3/1/2055	(26,800,000)	(25,879,626)
Ginnie Mae II Pool 5.5% 3/1/2055	(225,825,000)	(226,456,791)
Ginnie Mae II Pool 6% 3/1/2055	(270,250,000)	(273,918,509)
Uniform Mortgage Backed Securities 2% 3/1/2040	(2,225,000)	(2,008,584)
Uniform Mortgage Backed Securities 2% 3/1/2055	(822,975,000)	(658,187,096)
Uniform Mortgage Backed Securities 2.5% 3/1/2055	(75,400,000)	(63,041,473)
Uniform Mortgage Backed Securities 3% 3/1/2055	(113,200,000)	(98,665,301)
Uniform Mortgage Backed Securities 3.5% 3/1/2055	(252,250,000)	(228,759,219)
Uniform Mortgage Backed Securities 4% 3/1/2055	(16,900,000)	(15,846,390)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(113,375,000)	(109,216,439)
Uniform Mortgage Backed Securities 5% 3/1/2055	(151,000,000)	(148,546,250)
Uniform Mortgage Backed Securities 5.5% 3/1/2055	(178,250,000)	(178,472,813)
Uniform Mortgage Backed Securities 6% 3/1/2055	(27,850,000)	(28,300,387)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(145,825,000)	(150,211,139)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(2,825,019,875)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,791,043,708)		(2,825,019,875)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	5,680	Jun 2025	631,012,500	12,813,739	12,813,739
CBOT 2 Year US Treasury Notes Contracts (United States)	7,126	Jun 2025	1,474,859,313	7,419,741	7,419,741
CBOT 5 Year US Treasury Notes Contracts (United States)	21,398	Jun 2025	2,309,646,625	29,267,118	29,267,118
CBOT US Treasury Long Term Note Contracts (United States)	626	Jun 2025	73,926,688	2,233,872	2,233,872
CBOT Ultra 10 Year US Treasury Note Contracts (United States)	149	Jun 2025	17,023,250	422,531	422,531
TME 10YR Bond Contracts (Canada)	331	Jun 2025	28,545,962	365,833	365,833

TOTAL PURCHASED					52,522,834

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	2,016	Jun 2025	223,965,000	(3,984,126)	(3,984,126)
CBOT US Treasury Long Term Bond Contracts (United States)	234	Jun 2025	29,045,250	(1,129,827)	(1,129,827)
Eurex Euro-Bobl Contracts (Germany)	16	Mar 2025	1,956,857	(5,332)	(5,332)
Eurex Euro-Bund Contracts (Germany)	26	Mar 2025	3,592,281	(13,790)	(13,790)

TOTAL SOLD					(5,133,075)

TOTAL FUTURES CONTRACTS					47,389,759
The notional amount of futures purchased as a percentage of Net Assets is 11.6%
The notional amount of futures sold as a percentage of Net Assets is 0.7%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	342,000	USD	239,413	JPMorgan Chase Bank NA	4/10/25	(2,617)
EUR	837,000	USD	882,219	JPMorgan Chase Bank NA	4/10/25	(12,250)
GBP	200,000	USD	251,878	BNP Paribas SA	3/03/25	(298)
GBP	3,041,000	USD	3,798,388	Brown Brothers Harriman & Co	4/10/25	26,541
GBP	14,955,000	USD	18,474,211	Royal Bank of Canada	4/10/25	335,988
JPY	690,600,000	USD	4,502,434	JPMorgan Chase Bank NA	4/10/25	105,497
USD	1,227,597	AUD	1,967,000	JPMorgan Chase Bank NA	4/10/25	6,724
USD	8,327,759	AUD	13,332,000	JPMorgan Chase Bank NA	4/10/25	52,880
USD	237,594	CAD	340,000	BNP Paribas SA	4/10/25	2,184
USD	3,566,009	CAD	5,105,000	Citibank NA	4/10/25	31,392
USD	80,187	CAD	115,000	JPMorgan Chase Bank NA	4/10/25	563
USD	1,966,462	EUR	1,887,000	Bank of America NA	4/10/25	5,135
USD	2,506,189	EUR	2,400,000	Bank of America NA	4/10/25	11,656
USD	2,731,156	EUR	2,623,000	Bank of America NA	4/10/25	4,840
USD	1,690,132	EUR	1,617,000	Brown Brothers Harriman & Co	4/10/25	9,441
USD	967,686	EUR	926,000	Brown Brothers Harriman & Co	4/10/25	5,212
USD	431,443,891	EUR	413,302,000	Citibank NA	4/10/25	1,862,523
USD	14,213,454	EUR	13,591,000	JPMorgan Chase Bank NA	4/10/25	87,124
USD	2,452,003	EUR	2,329,000	JPMorgan Chase Bank NA	4/10/25	31,267
USD	6,897,628	EUR	6,614,000	JPMorgan Chase Bank NA	4/10/25	23,112
USD	582,401	EUR	560,000	JPMorgan Chase Bank NA	4/10/25	343
USD	752,556	EUR	720,000	JPMorgan Chase Bank NA	4/10/25	4,196
USD	661,037	EUR	630,000	JPMorgan Chase Bank NA	4/10/25	6,222
USD	3,549,044	EUR	3,423,000	JPMorgan Chase Bank NA	4/10/25	(8,783)
USD	578,182	EUR	551,000	JPMorgan Chase Bank NA	4/10/25	5,479
USD	358,897	GBP	285,000	BNP Paribas SA	4/10/25	428
USD	144,437,452	GBP	115,442,000	BNP Paribas SA	4/10/25	(763,950)
USD	779,813	GBP	625,000	Bank of America NA	4/10/25	(6,304)
USD	1,181,120	GBP	951,000	JPMorgan Chase Bank NA	4/10/25	(15,035)
USD	7,932,556	JPY	1,235,850,000	JPMorgan Chase Bank NA	4/10/25	(313,479)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,496,031
Unrealized Appreciation						2,618,747
Unrealized Depreciation						(1,122,716)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,120,000	(22,387)	(64,709)	(87,096)
CMBX AAA Series 13 Index		Dec 2072	Merrill Lynch Capital Services Inc	(0.5%)	Monthly		6,260,000	(22,899)	(102,646)	(125,545)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,400,000	182,473	(336,111)	(153,638)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		720,000	93,843	(178,851)	(85,008)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		510,000	66,472	(131,698)	(65,226)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		2,200,000	286,743	(568,405)	(281,662)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		1,280,000	166,832	(380,522)	(213,690)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		710,000	92,540	(204,385)	(111,845)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,820,000	237,215	(510,768)	(273,553)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		1,800,000	234,608	(499,343)	(264,735)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		1,200,000	156,405	(311,401)	(154,996)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		800,000	104,270	(188,576)	(84,306)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,670,000	217,664	(393,080)	(175,416)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,670,000	217,664	(405,483)	(187,819)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,680,000	218,968	(409,925)	(190,957)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		500,000	65,169	(113,355)	(48,186)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,410,000	183,776	(309,074)	(125,298)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		3,610,000	470,519	(797,126)	(326,607)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		2,230,000	290,653	(560,747)	(270,094)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,010,000	131,641	(272,690)	(141,049)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,860,000	242,428	(432,028)	(189,600)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,460,000	190,293	(330,008)	(139,715)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		900,000	117,304	(171,523)	(54,219)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		900,000	117,304	(147,811)	(30,507)
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		1,600,000	166,197	(254,793)	(88,596)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		400,000	41,549	(56,218)	(14,669)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		800,000	83,099	(112,437)	(29,338)
CMBX BBB- Series 17 Index		Dec 2056	JP Morgan Securities LLC	(3%)	Monthly		800,000	83,099	(103,714)	(20,615)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		1,600,000	166,197	(203,564)	(37,367)
BMW Finance NV 0.75% 7/13/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	12,800,000	(280,760)	244,118	(36,642)
Heidelberg Materials AG 3.75% 5/31/2032		Dec 2029	BNP Paribas SA	(5%)	Quarterly	EUR	5,880,000	(1,266,075)	1,209,248	(56,827)
Generali 4.125% 5/4/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	5,300,000	(22,721)	(56,807)	(79,528)
Intesa Sanpaolo SpA 6.184% 2/20/2034		Dec 2029	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	5,420,000	(15,680)	(119,212)	(134,892)
AXA SA 8.6% 12/15/2030		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	7,950,000	(113,532)	50,023	(63,509)
Societe Generale SA 2.625% 2/27/2025		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	5,300,000	11,266	(141,030)	(129,764)
UniCredit SpA 5.375% 4/16/2034		Dec 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	4,400,000	(2,783)	(99,991)	(102,774)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		4,100,000	151,696	(208,542)	(56,846)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,700,000	99,897	(109,515)	(9,618)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		4,500,000	166,496	(173,731)	(7,235)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,500,000	92,498	(96,517)	(4,019)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,700,000	62,898	(67,517)	(4,619)
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,900,000	70,298	(74,345)	(4,047)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		800,000	29,599	(29,409)	190
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		800,000	52,431	(52,764)	(333)

TOTAL BUY PROTECTION								3,615,167	(8,276,982)	(4,661,815)
Sell Protection
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		12,380,000	45,286	284,082	329,368
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		11,800,000	(173,232)	290,034	116,802
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		22,200,000	(325,912)	549,149	223,237
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		12,440,000	(126,491)	247,416	120,925
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		19,400,000	(284,806)	392,255	107,449
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		4,800,000	(48,807)	74,718	25,911
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		10,400,000	(105,748)	131,033	25,285
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		8,100,000	(118,914)	128,716	9,802
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		5,800,000	(58,975)	65,993	7,018
CMBX AAA Series 15 Index	NR	Nov 2064	Goldman Sachs & Co LLC	0.5%	Monthly		6,100,000	(27,773)	46,431	18,658
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,200,000	(32,298)	34,960	2,662
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		20,300,000	(298,018)	275,256	(22,762)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		11,100,000	(162,956)	144,629	(18,327)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		34,300,000	(348,766)	325,085	(23,681)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		20,200,000	(296,550)	271,764	(24,786)

TOTAL SELL PROTECTION								(2,363,960)	3,261,521	897,561
TOTAL CREDIT DEFAULT SWAPS								1,251,207	(5,015,461)	(3,764,254)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	331,326,000	(1,190,301)	0	(1,190,301)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	627,751,000	(1,710,788)	0	(1,710,788)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2030	179,984,000	(798,062)	0	(798,062)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	30,868,000	(68,623)	0	(68,623)
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	22,320,000	190,245	0	190,245
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	125,327,000	231,362	0	231,362
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2055	29,542,000	910,484	0	910,484
TOTAL INTEREST RATE SWAPS							(2,435,683)	0	(2,435,683)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,038,099,186 or 20.6% of net assets.

(e)	Level 3 security
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $4,048,544 and $3,982,359, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Principal Only Strips represent the right to receive the monthly principal payments.
(o)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p)	Non-income producing
(q)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,207 or 0.0% of net assets.

(r)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,551,120 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(s)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(t)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $625,720,042 or 1.6% of net assets.

(u)	Security or a portion of the security is on loan at period end.
(v)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $4,894,176.

(w)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $30,535,298.
(x)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $741,198.

(y)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $46,184,803.
(z)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(Aa)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Ab)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/21	5,862

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,266,757,675	7,905,853,996	7,491,259,323	32,067,067	-	-	1,681,352,348	1,681,016,145	3.3%
Fidelity Securities Lending Cash Central Fund	65,292,563	4,005,415,834	4,027,924,984	616,230	-	-	42,783,413	42,779,135	0.2%
Total	1,332,050,238	11,911,269,830	11,519,184,307	32,683,297	-	-	1,724,135,761	1,723,795,280

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,008,068,240	-	3,008,068,233	7

Bank Loan Obligations
Communication Services	172,743,828	-	172,456,296	287,532
Consumer Discretionary	480,346,317	-	480,346,317	-
Consumer Staples	57,927,980	-	57,927,980	-
Energy	80,456,406	-	80,456,406	-
Financials	253,860,235	-	244,655,781	9,204,454
Health Care	153,594,037	-	153,594,037	-
Industrials	340,674,233	-	338,211,975	2,462,258
Information Technology	370,689,392	-	361,899,970	8,789,422
Materials	180,748,276	-	180,748,276	-
Real Estate	2,392,059	-	2,392,059	-
Utilities	41,594,282	-	41,594,282	-

Bank Notes
Financials	26,864,029	-	26,864,029	-

Collateralized Mortgage Obligations	738,167,551	-	738,167,536	15

Commercial Mortgage Securities	1,911,363,340	-	1,891,031,948	20,331,392

Common Stocks
Communication Services	3,056,144	-	-	3,056,144
Consumer Discretionary	1,853,567	1,061,456	-	792,111
Energy	28,126,825	18,235,393	-	9,891,432
Financials	2,744,641	-	-	2,744,641
Health Care	2,503,703	-	-	2,503,703
Industrials	228,613	-	-	228,613
Information Technology	3,883,460	-	-	3,883,460

Convertible Corporate Bonds
Communication Services	10,493,048	-	10,493,048	-
Information Technology	10,888,807	-	10,888,807	-
Real Estate	7,387,253	-	7,387,253	-
Utilities	4,857,333	-	4,857,333	-

Convertible Preferred Stocks
Financials	1,706,186	1,706,186	-	-
Real Estate	523,513	-	523,513	-

Foreign Government and Government Agency Obligations	480,373,261	-	480,373,261	-

Non-Convertible Corporate Bonds
Communication Services	997,865,592	-	997,865,592	-
Consumer Discretionary	391,417,007	-	391,417,007	-
Consumer Staples	402,298,660	-	402,298,660	-
Energy	1,410,984,167	-	1,410,984,167	-
Financials	4,355,854,429	-	4,355,476,834	377,595
Health Care	524,013,176	-	524,013,176	-
Industrials	505,181,660	-	505,181,660	-
Information Technology	384,489,306	-	380,653,003	3,836,303
Materials	358,210,779	-	357,889,531	321,248
Real Estate	787,899,711	-	787,173,566	726,145
Utilities	510,104,289	-	510,104,289	-

Non-Convertible Preferred Stocks
Financials	4,047,076	4,047,076	-	-
Real Estate	1,321,388	1,321,388	-	-

Preferred Securities
Communication Services	1,984,961	-	1,984,961	-
Consumer Discretionary	9,135,047	-	9,135,047	-
Consumer Staples	11,951,400	-	11,951,400	-
Energy	13,538,567	-	13,538,567	-
Financials	49,924,413	-	47,495,114	2,429,299
Industrials	13,994,337	-	13,994,337	-
Information Technology	2,826,647	-	2,826,647	-
Materials	5,499,296	-	5,499,296	-
Real Estate	42,807,004	-	42,807,004	-
Utilities	4,947,822	-	4,947,822	-

U.S. Government Agency - Mortgage Securities	10,832,445,286	-	10,832,445,286	-

U.S. Treasury Obligations	12,582,177,783	-	12,582,177,783	-

Money Market Funds	1,724,135,761	1,724,135,761	-	-

Purchased Swaptions	17,376,459	-	17,376,459	-
Total Investments in Securities:	44,324,548,582	1,750,507,260	42,502,175,548	71,865,774
Derivative Instruments:

Assets
Futures Contracts	52,522,834	52,522,834	-	-
Forward Foreign Currency Contracts	2,618,747	-	2,618,747	-
Swaps	6,739,381	-	6,739,381	-
Total Assets	61,880,962	52,522,834	9,358,128	-

Liabilities
Futures Contracts	(5,133,075)	(5,133,075)	-	-
Forward Foreign Currency Contracts	(1,122,716)	-	(1,122,716)	-
Swaps	(7,923,857)	-	(7,923,857)	-
Total Liabilities	(14,179,648)	(5,133,075)	(9,046,573)	-
Total Derivative Instruments:	47,701,314	47,389,759	311,555	-
Other Financial Instruments:

TBA Sale Commitments	(2,825,019,875)	-	(2,825,019,875)	-
Total Other Financial Instruments:	(2,825,019,875)	-	(2,825,019,875)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	5,407,290	(4,156,083)
Total Credit Risk	5,407,290	(4,156,083)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	2,618,747	(1,122,716)
Total Foreign Exchange Risk	2,618,747	(1,122,716)
Interest Rate Risk
Futures Contracts (c)	52,522,834	(5,133,075)
Purchased Swaptions (d)	17,376,459	0
Swaps (e)	1,332,091	(3,767,774)
Total Interest Rate Risk	71,231,384	(8,900,849)
Total Value of Derivatives	79,257,421	(14,179,648)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(d)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(e)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $41,234,781) - See accompanying schedule:
Unaffiliated issuers (cost $43,895,419,454)	$42,600,412,821
Fidelity Central Funds (cost $1,724,079,806)	1,724,135,761

Total Investment in Securities (cost $45,619,499,260)		$44,324,548,582
Segregated cash with brokers for derivative instruments		431,250
Foreign currency held at value (cost $13,727,495)		13,649,931
Receivable for investments sold		39,318,704
Receivable for TBA sale commitments		2,791,043,708
Unrealized appreciation on forward foreign currency contracts		2,618,747
Receivable for fund shares sold		48,132,547
Dividends receivable		22,487
Interest receivable		310,043,533
Distributions receivable from Fidelity Central Funds		7,930,578
Receivable for daily variation margin on futures contracts		10,458,499
Bi-lateral OTC swaps, at value		5,407,290
Receivable from investment adviser for expense reductions		615,369
Other receivables		494,421
Total assets		47,554,715,646
Liabilities
Payable to custodian bank	$730,158
Payable for investments purchased
Regular delivery	347,199,006
Delayed delivery	5,186,500,727
TBA sale commitments, at value	2,825,019,875
Unrealized depreciation on forward foreign currency contracts	1,122,716
Payable for swaps	52,764
Payable for fund shares redeemed	62,430,138
Distributions payable	15,410,606
Bi-lateral OTC swaps, at value	4,156,083
Accrued management fee	9,052,810
Distribution and service plan fees payable	384,167
Payable for daily variation margin on centrally cleared swaps	3,698,287
Other affiliated payables	5,453,775
Other payables and accrued expenses	895,820
Collateral on securities loaned	42,783,413
Total liabilities		8,504,890,345
Net Assets		$39,049,825,301
Net Assets consist of:
Paid in capital		$42,566,679,963
Total accumulated earnings (loss)		(3,516,854,662)
Net Assets		$39,049,825,301

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,022,479,298 ÷ 106,368,238 shares)(a)		$9.61
Maximum offering price per share (100/96.00 of $9.61)		$10.01
Class M :
Net Asset Value and redemption price per share ($302,806,374 ÷ 31,558,482 shares)(a)		$9.60
Maximum offering price per share (100/96.00 of $9.60)		$10.00
Class C :
Net Asset Value and offering price per share ($136,493,162 ÷ 14,195,026 shares)(a)		$9.62
Total Bond :
Net Asset Value, offering price and redemption price per share ($15,683,274,274 ÷ 1,632,265,070 shares)		$9.61
Class I :
Net Asset Value, offering price and redemption price per share ($10,966,513,064 ÷ 1,143,165,409 shares)		$9.59
Class Z :
Net Asset Value, offering price and redemption price per share ($10,938,259,129 ÷ 1,140,150,947 shares)		$9.59
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$4,585,167
Interest		927,461,970
Income from Fidelity Central Funds (including $616,230 from security lending)		32,683,297
Total income		964,730,434
Expenses
Management fee	$55,322,546
Transfer agent fees	20,344,332
Distribution and service plan fees	2,328,249
Fund wide operations fee	13,287,369
Independent trustees' fees and expenses	52,819
Legal	145,809
Total expenses before reductions	91,481,124
Expense reductions	(2,405,280)
Total expenses after reductions		89,075,844
Net Investment income (loss)		875,654,590
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(383,263,184)
Forward foreign currency contracts	34,600,267
Foreign currency transactions	(296,956)
Futures contracts	(86,397,343)
Swaps	7,795,596
Total net realized gain (loss)		(427,561,620)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	16,797,991
Forward foreign currency contracts	4,153,410
Assets and liabilities in foreign currencies	(410,444)
Futures contracts	56,420,859
Swaps	11,334,516
TBA Sale commitments	(21,860,482)
Total change in net unrealized appreciation (depreciation)		66,435,850
Net gain (loss)		(361,125,770)
Net increase (decrease) in net assets resulting from operations		$514,528,820
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$875,654,590	$1,604,379,304
Net realized gain (loss)	(427,561,620)	(325,752,296)
Change in net unrealized appreciation (depreciation)	66,435,850	1,627,453,878
Net increase (decrease) in net assets resulting from operations	514,528,820	2,906,080,886
Distributions to shareholders	(885,355,264)	(1,532,149,641)

Share transactions - net increase (decrease)	(132,610,790)	6,332,684,003
Total increase (decrease) in net assets	(503,437,234)	7,706,615,248

Net Assets
Beginning of period	39,553,262,535	31,846,647,287
End of period	$39,049,825,301	$39,553,262,535

Financial Highlights
Fidelity Advisor® Total Bond Fund Class A

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.69	$9.34	$9.70	$11.23	$11.52	$11.00
Income from Investment Operations
Net investment income (loss) A,B	.199	.404	.367	.237	.224	.269
Net realized and unrealized gain (loss)	(.077)	.331	(.364)	(1.524)	.006	.521
Total from investment operations	.122	.735	.003	(1.287)	.230	.790
Distributions from net investment income	(.202)	(.385)	(.363)	(.238)	(.214)	(.260)
Distributions from net realized gain	-	-	-	(.005)	(.306)	(.010)
Total distributions	(.202)	(.385)	(.363)	(.243)	(.520)	(.270)
Net asset value, end of period	$9.61	$9.69	$9.34	$9.70	$11.23	$11.52
Total Return C,D,E	1.29%	8.09%	.07%	(11.59)%	2.09%	7.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75 % H	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75% H	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	4.20% H	4.31%	3.90%	2.25%	2.01%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$1,022,479	$990,347	$835,581	$729,405	$900,239	$803,222
Portfolio turnover rate I	237 % H	206%	177%	129%	195%	222%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total Bond Fund Class M

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.67	$9.32	$9.68	$11.21	$11.50	$10.98
Income from Investment Operations
Net investment income (loss) A,B	.199	.403	.367	.237	.224	.268
Net realized and unrealized gain (loss)	(.067)	.331	(.365)	(1.525)	.006	.522
Total from investment operations	.132	.734	.002	(1.288)	.230	.790
Distributions from net investment income	(.202)	(.384)	(.362)	(.237)	(.214)	(.260)
Distributions from net realized gain	-	-	-	(.005)	(.306)	(.010)
Total distributions	(.202)	(.384)	(.362)	(.242)	(.520)	(.270)
Net asset value, end of period	$9.60	$9.67	$9.32	$9.68	$11.21	$11.50
Total Return C,D,E	1.39%	8.10%	.06%	(11.62)%	2.09%	7.31%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75 % H	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75% H	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	4.21% H	4.31%	3.90%	2.25%	2.01%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$302,806	$306,534	$291,127	$301,768	$373,315	$369,850
Portfolio turnover rate I	237 % H	206%	177%	129%	195%	222%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total Bond Fund Class C

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.69	$9.34	$9.70	$11.24	$11.53	$11.01
Income from Investment Operations
Net investment income (loss) A,B	.163	.332	.295	.157	.139	.184
Net realized and unrealized gain (loss)	(.068)	.331	(.364)	(1.535)	.006	.521
Total from investment operations	.095	.663	(.069)	(1.378)	.145	.705
Distributions from net investment income	(.165)	(.313)	(.291)	(.157)	(.129)	(.175)
Distributions from net realized gain	-	-	-	(.005)	(.306)	(.010)
Total distributions	(.165)	(.313)	(.291)	(.162)	(.435)	(.185)
Net asset value, end of period	$9.62	$9.69	$9.34	$9.70	$11.24	$11.53
Total Return C,D,E	1.01%	7.27%	(.70)%	(12.35)%	1.31%	6.49%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.52% H	1.51%	1.52%	1.52%	1.51%	1.51%
Expenses net of fee waivers, if any	1.52 % H	1.51%	1.52%	1.52%	1.51%	1.51%
Expenses net of all reductions	1.52% H	1.51%	1.52%	1.52%	1.51%	1.51%
Net investment income (loss)	3.44% H	3.55%	3.13%	1.49%	1.24%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$136,493	$133,012	$109,821	$112,311	$171,689	$205,949
Portfolio turnover rate I	237 % H	206%	177%	129%	195%	222%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Total Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.69	$9.33	$9.69	$11.23	$11.52	$11.00
Income from Investment Operations
Net investment income (loss) A,B	.213	.432	.396	.267	.258	.301
Net realized and unrealized gain (loss)	(.077)	.341	(.365)	(1.533)	.005	.522
Total from investment operations	.136	.773	.031	(1.266)	.263	.823
Distributions from net investment income	(.216)	(.413)	(.391)	(.269)	(.247)	(.293)
Distributions from net realized gain	-	-	-	(.005)	(.306)	(.010)
Total distributions	(.216)	(.413)	(.391)	(.274)	(.553)	(.303)
Net asset value, end of period	$9.61	$9.69	$9.33	$9.69	$11.23	$11.52
Total Return C,D	1.44%	8.52%	.36%	(11.42)%	2.39%	7.62%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	4.50% G	4.61%	4.20%	2.55%	2.30%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$15,683,274	$15,368,725	$14,131,225	$14,816,563	$16,260,424	$16,158,697
Portfolio turnover rate H	237 % G	206%	177%	129%	195%	222%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total Bond Fund Class I

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.67	$9.32	$9.68	$11.21	$11.50	$10.98
Income from Investment Operations
Net investment income (loss) A,B	.211	.426	.390	.262	.252	.296
Net realized and unrealized gain (loss)	(.078)	.331	(.364)	(1.524)	.006	.521
Total from investment operations	.133	.757	.026	(1.262)	.258	.817
Distributions from net investment income	(.213)	(.407)	(.386)	(.263)	(.242)	(.287)
Distributions from net realized gain	-	-	-	(.005)	(.306)	(.010)
Total distributions	(.213)	(.407)	(.386)	(.268)	(.548)	(.297)
Net asset value, end of period	$9.59	$9.67	$9.32	$9.68	$11.21	$11.50
Total Return C,D	1.41%	8.36%	.31%	(11.40)%	2.34%	7.58%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.51% G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51 % G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	4.45% G	4.56%	4.15%	2.50%	2.25%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$10,966,513	$12,786,952	$9,287,826	$7,251,751	$8,422,197	$7,629,091
Portfolio turnover rate H	237 % G	206%	177%	129%	195%	222%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.67	$9.32	$9.68	$11.21	$11.50	$10.98
Income from Investment Operations
Net investment income (loss) A,B	.217	.439	.403	.278	.267	.311
Net realized and unrealized gain (loss)	(.077)	.331	(.364)	(1.525)	.006	.522
Total from investment operations	.140	.770	.039	(1.247)	.273	.833
Distributions from net investment income	(.220)	(.420)	(.399)	(.278)	(.257)	(.303)
Distributions from net realized gain	-	-	-	(.005)	(.306)	(.010)
Total distributions	(.220)	(.420)	(.399)	(.283)	(.563)	(.313)
Net asset value, end of period	$9.59	$9.67	$9.32	$9.68	$11.21	$11.50
Total Return C,D	1.48%	8.51%	.45%	(11.27)%	2.48%	7.73%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36 % G	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36% G	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.60% G	4.70%	4.29%	2.64%	2.39%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$10,938,259	$9,967,692	$7,191,067	$6,379,250	$8,023,946	$5,723,315
Portfolio turnover rate H	237 % G	206%	177%	129%	195%	222%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Bond Fund	$489,607

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain conversion ratio adjustments, swaps, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, contingent interest, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$624,718,788
Gross unrealized depreciation	(1,802,606,859)
Net unrealized appreciation (depreciation)	$(1,177,888,071)
Tax cost	$45,511,146,339

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(847,723,985)
Long-term	(1,050,534,975)
Total capital loss carryforward	$(1,898,258,960)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Total Bond Fund
Credit Risk
Swaps	(2,610,649)	958,810
Total Credit Risk	(2,610,649)	958,810
Foreign Exchange Risk
Forward Foreign Currency Contracts	34,600,267	4,153,410
Total Foreign Exchange Risk	34,600,267	4,153,410
Interest Rate Risk
Futures Contracts	(86,397,343)	56,420,859
Purchased Options	(4,173,900)	445,509
Swaps	10,406,245	10,375,706
Total Interest Rate Risk	(80,164,998)	67,242,074
Totals	(48,175,380)	72,354,294

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Total Bond Fund	841,492,565

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Total Bond Fund	3,451,233,703

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond Fund	21,203,410,751	22,350,775,545
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,257,042	93,489
Class M	- %	.25%	378,075	4,238
Class C	.75%	.25%	693,132	232,258
			2,328,249	329,985
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	72,379
Class M	5,281
Class C A	526
78,186

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class Z. FIIOC receives an asset-based fee of Total Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	741,595.15
Class M	219,711.15
Class C	111,058.16
Total Bond	7,774,622.10
Class I	8,890,413.15
Class Z	2,606,933.05
	20,344,332

A Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Total Bond Fund	.07%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Total Bond Fund	26

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Total Bond Fund	-	1,068,621	675,180

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Total Bond Fund	7,640
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total Bond Fund	66,624	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	2,248,882

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $156,398.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Total Bond Fund
Distributions to shareholders
Class A	$21,238,293	$36,709,476
Class M	6,390,416	12,114,707
Class C	2,400,955	3,984,300
Total Bond	351,539,097	628,273,268
Class I	263,238,142	470,331,447
Class Z	240,548,361	380,736,443
Total	$885,355,264	$1,532,149,641
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2025	Year ended August 31, 2024	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Total Bond Fund
Class A
Shares sold	15,066,877	32,860,021	$144,322,108	$308,442,427
Reinvestment of distributions	2,187,284	3,846,939	20,893,629	36,094,984
Shares redeemed	(13,083,504)	(24,002,077)	(124,839,381)	(224,770,645)
Net increase (decrease)	4,170,657	12,704,883	$40,376,356	$119,766,766
Class M
Shares sold	4,238,001	8,815,065	$40,519,408	$82,692,715
Reinvestment of distributions	666,409	1,288,003	6,355,726	12,055,549
Shares redeemed	(5,036,132)	(9,650,276)	(48,009,860)	(90,465,251)
Net increase (decrease)	(131,722)	452,792	$(1,134,726)	$4,283,013
Class C
Shares sold	2,771,176	5,606,352	$26,707,606	$52,877,814
Reinvestment of distributions	249,302	417,246	2,382,021	3,916,370
Shares redeemed	(2,547,465)	(4,060,232)	(24,288,394)	(38,019,970)
Net increase (decrease)	473,013	1,963,366	$4,801,233	$18,774,214
Total Bond
Shares sold	247,680,345	441,968,746	$2,370,403,265	$4,152,083,958
Reinvestment of distributions	32,722,679	59,241,274	312,448,655	555,422,831
Shares redeemed	(234,812,216)	(428,711,040)	(2,236,940,536)	(3,991,860,778)
Net increase (decrease)	45,590,808	72,498,980	$445,911,384	$715,646,011
Class I
Shares sold	319,583,495	610,250,086	$3,069,385,507	$5,711,743,511
Reinvestment of distributions	26,953,545	49,027,768	257,152,578	459,378,367
Shares redeemed	(525,597,353)	(333,832,619)	(4,997,972,778)	(3,121,420,022)
Net increase (decrease)	(179,060,313)	325,445,235	$(1,671,434,693)	$3,049,701,856
Class Z
Shares sold	223,973,474	458,461,019	$2,137,695,722	$4,288,499,369
Reinvestment of distributions	19,431,696	31,853,441	185,309,380	298,470,213
Shares redeemed	(133,893,479)	(231,379,685)	(1,274,135,446)	(2,162,457,439)
Net increase (decrease)	109,511,691	258,934,775	$1,048,869,656	$2,424,512,143
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Total Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fixed management fee rate (the management fee). In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund's retail class ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.

Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.783111.122
TBD-SANN-0425
Fidelity® Government Income Fund

Semi-Annual Report
February 28, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Government Income Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Collateralized Mortgage Obligations - 10.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.7%
Fannie Mae Guaranteed REMICS Series 1999-17 Class PG, 6% 4/25/2029	2,715	2,759
Fannie Mae Guaranteed REMICS Series 1999-25 Class Z, 6% 6/25/2029	3,124	3,139
Fannie Mae Guaranteed REMICS Series 1999-32 Class PL, 6% 7/25/2029	3,739	3,807
Fannie Mae Guaranteed REMICS Series 1999-33 Class PK, 6% 7/25/2029	2,814	2,864
Fannie Mae Guaranteed REMICS Series 2001-20 Class Z, 6% 5/25/2031	3,730	3,807
Fannie Mae Guaranteed REMICS Series 2001-31 Class ZC, 6.5% 7/25/2031	1,525	1,545
Fannie Mae Guaranteed REMICS Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 5.4465% 8/25/2031 (b)(c)	17,651	17,803
Fannie Mae Guaranteed REMICS Series 2001-52 Class YZ, 6.5% 10/25/2031	619	640
Fannie Mae Guaranteed REMICS Series 2002-16 Class ZD, 6.5% 4/25/2032	1,747	1,797
Fannie Mae Guaranteed REMICS Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2665% 2/25/2032 (b)(c)	382	383
Fannie Mae Guaranteed REMICS Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4531% 3/18/2032 (b)(c)	682	688
Fannie Mae Guaranteed REMICS Series 2002-49 Class FB, U.S. 30-Day Avg. SOFR Index + 0.7145%, 5.0531% 11/18/2031 (b)(c)	13,785	13,764
Fannie Mae Guaranteed REMICS Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 4/25/2032 (b)(c)	6,680	6,735
Fannie Mae Guaranteed REMICS Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 10/25/2032 (b)(c)	880	887
Fannie Mae Guaranteed REMICS Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.2165% 1/25/2032 (b)(c)	352	352
Fannie Mae Guaranteed REMICS Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.9165% 11/25/2032 (b)(c)	5,355	5,356
Fannie Mae Guaranteed REMICS Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0835% 11/25/2032 (b)(d)	1,116	28
Fannie Mae Guaranteed REMICS Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 11/25/2032 (b)(c)	12,220	12,321
Fannie Mae Guaranteed REMICS Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6335% 12/25/2033 (b)(d)	14,042	1,606
Fannie Mae Guaranteed REMICS Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6335% 3/25/2033 (b)(d)	749	77
Fannie Mae Guaranteed REMICS Series 2003-70 Class BJ, 5% 7/25/2033	23,694	23,561
Fannie Mae Guaranteed REMICS Series 2004-52 Class KZ, 5.5% 7/25/2034	108,209	108,920
Fannie Mae Guaranteed REMICS Series 2004-91 Class Z, 5% 12/25/2034	1,082,340	1,076,278
Fannie Mae Guaranteed REMICS Series 2005-102 Class CO, 0% 11/25/2035 (e)	2,260	1,941
Fannie Mae Guaranteed REMICS Series 2005-117 Class JN, 4.5% 1/25/2036	52,067	51,306
Fannie Mae Guaranteed REMICS Series 2005-14 Class ZB, 5% 3/25/2035	334,226	332,344
Fannie Mae Guaranteed REMICS Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2535% 6/25/2035 (b)(d)	18,033	1,313
Fannie Mae Guaranteed REMICS Series 2005-68 Class CZ, 5.5% 8/25/2035	1,150,026	1,173,550
Fannie Mae Guaranteed REMICS Series 2005-72 Class ZC, 5.5% 8/25/2035	55,651	57,192
Fannie Mae Guaranteed REMICS Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 5.9371% 8/25/2035 (b)(c)	379	391
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035	34,910	34,223
Fannie Mae Guaranteed REMICS Series 2005-81 Class PC, 5.5% 9/25/2035	8,015	8,216
Fannie Mae Guaranteed REMICS Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2135% 11/25/2036 (b)(d)	10,615	1,016
Fannie Mae Guaranteed REMICS Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1735% 12/25/2036 (b)(d)	6,532	645
Fannie Mae Guaranteed REMICS Series 2006-12 Class BO, 0% 10/25/2035 (e)	8,789	7,777
Fannie Mae Guaranteed REMICS Series 2006-15 Class OP, 0% 3/25/2036 (e)	13,633	11,533
Fannie Mae Guaranteed REMICS Series 2006-37 Class OW, 0% 5/25/2036 (e)	1,661	1,346
Fannie Mae Guaranteed REMICS Series 2006-72 Class CY, 6% 8/25/2026	85,984	86,237
Fannie Mae Guaranteed REMICS Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9735% 5/25/2037 (b)(d)	3,491	376
Fannie Mae Guaranteed REMICS Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 13.8211% 6/25/2037 (b)(c)	2,845	3,470
Fannie Mae Guaranteed REMICS Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8011% 7/25/2037 (b)(c)	4,307	5,290
Fannie Mae Guaranteed REMICS Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8011% 7/25/2037 (b)(c)	1,014	1,125
Fannie Mae Guaranteed REMICS Series 2009-59 Class HB, 5% 8/25/2039	528,236	532,212
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040	16,797	16,154
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041	139,877	137,871
Fannie Mae Guaranteed REMICS Series 2011-39 Class ZA, 6% 11/25/2032	15,826	16,333
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041	51,315	51,023
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (d)	2,079	18
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (d)	28,369	705
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043	210,765	195,291
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042	263,547	243,633
Fannie Mae Guaranteed REMICS Series 2012-27 Class EZ, 4.25% 3/25/2042	2,370,532	2,269,957
Fannie Mae Guaranteed REMICS Series 2012-67 Class AI, 4.5% 7/25/2027 (d)	229	4
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.0835% 6/25/2041 (b)(d)	876	3
Fannie Mae Guaranteed REMICS Series 2012-93 Class QW, 5% 1/25/2042	49,215	49,348
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (d)	3,780	22
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5835% 1/25/2044 (b)(d)	17,378	1,843
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (d)	94,018	14,022
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045	108,812	103,452
Fannie Mae Guaranteed REMICS Series 2017-1 Class JP, 3.5% 4/25/2045	344,323	335,820
Fannie Mae Guaranteed REMICS Series 2017-22 Class JN, 4.5% 4/25/2046	805,057	794,311
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (d)	53,415	7,889
Fannie Mae Guaranteed REMICS Series 2017-89 Class KV, 3.5% 8/25/2047	1,415,797	1,400,320
Fannie Mae Guaranteed REMICS Series 2018-45 Class GI, 4% 6/25/2048 (d)	710,682	153,543
Fannie Mae Guaranteed REMICS Series 2019-52 Class M, 3.5% 3/25/2049	123,707	119,726
Fannie Mae Guaranteed REMICS Series 2019-64 Class MJ, 4.5% 6/25/2049	1,530,732	1,475,076
Fannie Mae Guaranteed REMICS Series 2019-74 Class LB, 3% 10/25/2049	723,955	647,979
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	2,987,246	2,640,359
Fannie Mae Guaranteed REMICS Series 2021-26 Class HC, 1% 11/25/2049	6,878,689	5,845,908
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	1,126,396	931,771
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	1,193,618	994,146
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	1,268,474	1,056,493
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	1,047,344	919,509
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	1,707,236	1,485,080
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	1,674,869	1,533,446
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	978,779	889,772
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	13,427,694	11,751,264
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	1,241,119	1,086,284
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	1,466,969	1,248,910
Fannie Mae Guaranteed REMICS Series 2022-66 Class KA, 5% 10/25/2052	2,018,131	2,025,571
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	2,379,411	2,178,848
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	367	375
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (e)	135,898	112,512
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (e)	6,955	5,793
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (d)	14,735	614
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	9,768,067	9,007,695
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 6/25/2054 (b)(c)	3,212,166	3,213,977
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 9/25/2054 (b)(c)	1,480,383	1,482,748
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 2/25/2055 (b)(c)	2,451,424	2,456,732
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 9/25/2054 (b)(c)	2,457,072	2,460,869
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(c)	3,076,132	3,081,772
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	1,282,701	1,285,782
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	1,330,109	1,319,792
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 5.3965% 6/25/2036 (b)(c)	1,224,197	1,235,091
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 5.3865% 3/25/2036 (b)(c)	870,775	878,655
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	293,715	277,616
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (d)	3,564	521
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (d)	3,323	496
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(d)	2,192	402
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(d)	1,533	239
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (d)	2,052	354
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(d)	1,384	248
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (d)	13,941	2,272
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	976	991
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	2,894	2,943
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	1,510,175	1,471,348
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	160,894	156,206
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	975,554	851,342
Freddie Mac Multifamily Structured pass-thru certificates Series 1997-1929 Class EZ, 7.5% 2/17/2027	490	491
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	1,478	1,508
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	10,771	10,995
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	620	631
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	1,740	1,774
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	11,225	11,396
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	2,901	2,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	1,840	1,878
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	1,032	1,045
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	6,116	6,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	20,905	21,408
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2531% 1/15/2032 (b)(c)	273	274
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 3/15/2032 (b)(c)	390	392
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4531% 3/15/2032 (b)(c)	373	376
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 6/15/2031 (b)(c)	629	632
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 3/15/2032 (b)(c)	218	219
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	2,632	2,713
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	3,756	3,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	6,992	7,208
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8531% 11/15/2032 (b)(c)	4,142	4,137
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class FE, U.S. 30-Day Avg. SOFR Index + 0.7145%, 5.0531% 2/15/2032 (b)(c)	7,846	7,857
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class AD, 4.71% 3/15/2033	314,569	314,186
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2682 Class FB, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 10/15/2033 (b)(c)	407,317	410,259
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2682 Class LD, 4.5% 10/15/2033	97,931	97,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	15,768	15,904
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 2/15/2033 (b)(c)	317,464	319,808
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8531% 3/15/2034 (b)(c)	104,526	103,901
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	10,185	10,416
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class ZG, 5.5% 5/15/2034	1,333,666	1,360,895
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	1,321,111	1,316,197
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	73,486	72,657
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	30,040	31,020
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	3,340	3,399
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	46,309	45,596
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	178	178
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	15,666	15,923
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3007 Class EW, 5.5% 7/15/2025	11,644	11,632
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (e)	1,234	1,206
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1469% 2/15/2036 (b)(d)	4,738	420
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (e)	16,615	13,520
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (e)	2,804	2,419
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (e)	8,931	7,341
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (e)	9,891	8,205
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	15,426	16,057
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	64,937	66,250
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2069% 11/15/2036 (b)(d)	22,304	1,924
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	4,927	5,038
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1269% 6/15/2037 (b)(d)	14,559	1,606
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.7031% 5/15/2037 (b)(c)	17,455	17,026
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	149,113	150,336
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	70,816	71,483
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	2,243,383	2,256,328
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	3,611,196	3,632,192
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3889 Class DZ, 4% 1/15/2041	10,461,644	10,046,886
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	11,131	11,057
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	199,417	185,459
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (d)	45	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (d)	195	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (d)	39,543	1,532
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	33,762	33,281
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	134,516	129,183
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	4,119,688	3,737,249
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	8,705,675	8,236,769
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	3,875,279	3,195,010
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5137 Class TA, 2% 3/25/2039	9,694,169	8,724,922
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	6,139,860	5,308,835
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,219,553	1,089,948
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	8,115,358	7,138,540
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,322,941	1,156,552
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,248,657	1,115,244
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,433,771	1,237,095
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	947,565	847,032
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	4,463,902	4,012,160
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class LA, 3% 10/25/2048	2,271,073	2,075,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,016,688	909,878
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	5,500,450	5,285,865
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	1,879,275	1,776,865
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,585,237	2,441,275
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	3,132,611	3,002,256
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,913,337	1,917,678
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	1,297,315	1,284,511
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	4,418,965	4,424,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(c)	1,185,183	1,182,006
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.602% 10/25/2054 (b)(c)	2,290,706	2,296,399
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	1,909,487	1,913,721
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	3,437	3,503
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	1,937	1,972
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	526	534
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (e)	5,100	4,159
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7599% 5/20/2060 (b)(c)(f)	26,704	26,651
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.74% 8/20/2060 (b)(c)(f)	319,350	318,297
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.82% 12/20/2060 (b)(c)(f)	161,099	160,664
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 12/20/2060 (b)(c)(f)	151,140	151,031
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 2/20/2061 (b)(c)(f)	142,427	142,283
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.93% 2/20/2061 (b)(c)(f)	153,680	153,491
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 4/20/2061 (b)(c)(f)	150,710	150,608
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.94% 5/20/2061 (b)(c)(f)	137,398	137,241
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.94% 5/20/2061 (b)(c)(f)	141,286	141,176
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.97% 6/20/2061 (b)(c)(f)	162,321	162,268
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.99% 9/20/2061 (b)(c)(f)	797,268	797,217
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.04% 10/20/2061 (b)(c)(f)	519,948	520,226
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.14% 11/20/2061 (b)(c)(f)	646,816	647,874
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.14% 1/20/2062 (b)(c)(f)	309,400	309,970
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.07% 1/20/2062 (b)(c)(f)	632,775	633,380
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.07% 3/20/2062 (b)(c)(f)	303,297	303,496
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.09% 5/20/2061 (b)(c)(f)	18,333	18,326
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (f)	2	1
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (f)	341	316
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 5.04% 8/20/2063 (b)(c)(f)	28,972	28,991
Ginnie Mae Mortgage pass-thru certificates Series 2014-H02 Class FB, CME Term SOFR 1 month Index + 0.65%, 5.09% 12/20/2063 (b)(c)(f)	1,384,830	1,386,689
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.04% 1/20/2064 (b)(c)(f)	584,587	584,903
Ginnie Mae Mortgage pass-thru certificates Series 2014-H04 Class HA, 2.75% 2/20/2064 (f)	129,347	129,012
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.04% 12/20/2063 (b)(c)(f)	19,119	19,131
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 6/20/2064 (b)(c)(f)	42,261	42,231
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.72% 5/20/2063 (b)(c)(f)	24,917	24,670
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (f)	1,280	1,245
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.64% 4/20/2063 (b)(c)(f)	23,814	23,555
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (b)(f)	126,263	122,607
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.73% 5/20/2066 (b)(c)(f)	738,136	734,019
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.84% 12/20/2062 (b)(c)(f)	34,075	33,827
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	296,885	269,471
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.58% 8/20/2066 (b)(c)(f)	981,883	975,713
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (f)	690,179	669,943
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	881,116	907,116
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	24,086	23,825
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0737% 5/16/2034 (b)(d)	4,899	312
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7737% 8/17/2034 (b)(d)	4,808	411
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2637% 6/16/2037 (b)(d)	9,074	878
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9263% 7/20/2037 (b)(c)	68,779	68,457
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.9063% 1/20/2038 (b)(c)	68,893	68,501
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 5.2863% 8/20/2038 (b)(c)	465,585	469,959
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 5.3263% 9/20/2038 (b)(c)	343,765	347,432
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 5.0263% 11/16/2039 (b)(c)	361,065	360,247
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.9563% 12/16/2039 (b)(c)	56,463	56,223
Ginnie Mae REMIC pass-thru certificates Series 2009-118 Class XZ, 5% 12/20/2039	8,050,115	8,102,153
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	15,348	14,736
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	206,734	200,106
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	4,354,625	4,173,018
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	45,557	44,055
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	3,465,416	3,501,482
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9799% 3/20/2060 (b)(c)(f)	34,052	34,046
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (d)	18,424	875
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	33,099	32,456
Ginnie Mae REMIC pass-thru certificates Series 2011-69 Class GX, 4.5% 5/16/2040	1,039,436	1,035,902
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6737% 7/20/2041 (b)(d)	18,954	1,767
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.8263% 8/20/2042 (b)(c)	74,990	73,638
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	94,321	92,325
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	406,582	370,131
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	152,626	140,487
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	258,434	234,025
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	209,737	191,201
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	78,824	72,439
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	3,043,926	2,728,972
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	218,081	197,367
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	175,099	159,007
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	221,881	203,770
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	200,630	186,893
TOTAL UNITED STATES		204,640,242
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $205,282,746)		204,640,242

Commercial Mortgage Securities - 14.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 14.5%
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	2,226,054	2,217,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	16,406,880	16,306,895
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K050 Class A2, 3.334% 8/25/2025 (b)	14,242,271	14,154,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K051 Class A2, 3.308% 9/25/2025	12,164,620	12,075,193
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-KPLB Class A, 2.77% 5/25/2025	8,620,000	8,570,768
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	15,579,324	15,432,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	17,949,280	17,747,272
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	3,015,329	2,963,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	29,400,000	28,803,986
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	8,600,000	8,414,265
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	15,475,000	15,100,915
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (b)	2,200,000	2,160,242
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	2,000,000	1,966,329
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,700,000	1,672,904
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	9,000,000	8,814,353
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	14,570,000	14,207,229
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	2,470,000	2,406,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	2,600,000	2,563,597
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K732 Class A2, 3.7% 5/25/2025	11,365,955	11,327,858
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K733 Class A2, 3.75% 8/25/2025	17,163,426	17,076,110
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	11,567,379	11,450,095
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	6,058,249	5,956,671
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	7,652,536	7,467,200
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	21,800,000	20,401,537
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.8743% 4/25/2029 (b)(c)	12,497,016	12,524,993
FREMF Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/2025 (g)	15,200,000	15,085,812
TOTAL UNITED STATES		276,869,547
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $275,781,680)		276,869,547

U.S. Government Agency - Mortgage Securities - 37.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 37.9%
Fannie Mae 2% 2/1/2052	1,392,772	1,133,689
Fannie Mae 3.5% 12/1/2036	33,618	32,544
Fannie Mae 3.5% 5/1/2036	25,765	24,965
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.999% 10/1/2035 (b)(c)	5,167	5,252
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.945% 4/1/2037 (b)(c)	1,194	1,218
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	2,329	2,380
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(c)	6,053	6,154
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.552%, 6.379% 2/1/2044 (b)(c)	18,963	19,407
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(c)	9,943	10,146
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.065% 3/1/2037 (b)(c)	73,814	75,557
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.566%, 6.396% 2/1/2044 (b)(c)	50,798	51,999
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.577%, 6.314% 4/1/2044 (b)(c)	93,706	96,503
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.08% 4/1/2044 (b)(c)	36,555	37,424
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.421% 1/1/2044 (b)(c)	50,466	51,647
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (b)(c)	44,407	45,483
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(c)	284	291
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.896% 11/1/2036 (b)(c)	8,675	8,873
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.649%, 7.388% 5/1/2035 (b)(c)	2,146	2,190
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.657% 3/1/2033 (b)(c)	4,507	4,599
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.684%, 7.063% 5/1/2036 (b)(c)	10,997	11,245
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.696%, 6.822% 7/1/2043 (b)(c)	17,153	17,638
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.165% 6/1/2042 (b)(c)	32,257	33,171
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.716% 3/1/2040 (b)(c)	119,325	122,661
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.859% 7/1/2035 (b)(c)	16,822	17,202
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (b)(c)	3,942	4,051
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.772%, 6.555% 2/1/2037 (b)(c)	21,788	22,321
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (b)(c)	123,298	126,949
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (b)(c)	7,858	8,077
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	807	830
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 7.12% 12/1/2040 (b)(c)	56,174	57,916
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.398% 2/1/2042 (b)(c)	53,693	55,369
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	14,803	15,260
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.638% 7/1/2041 (b)(c)	19,942	20,516
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.433% 2/1/2035 (b)(c)	3,213	3,296
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(c)	13,238	13,640
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.429% 4/1/2036 (b)(c)	16,893	17,418
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.768% 8/1/2035 (b)(c)	9,784	9,966
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.703% 7/1/2037 (b)(c)	3,659	3,762
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.15%, 6.982% 7/1/2036 (b)(c)	1,722	1,747
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	10,262	10,441
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.912% 6/1/2036 (b)(c)	1,735	1,767
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.28%, 7.24% 10/1/2033 (b)(c)	14,440	14,701
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.394% 7/1/2034 (b)(c)	1,674	1,706
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,639,707	1,360,756
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,604,974	1,333,864
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,632,696	1,355,902
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	348,569	300,261
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,569	15,865
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	526,834	429,656
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	7,440,462	6,406,212
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,731,147	3,187,537
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	369,560	299,429
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	6,376,209	5,790,473
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,528	13,361
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	647,607	629,515
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,579	14,239
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	810,518	658,479
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	1,049,930	901,233
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	5,048,756	4,057,520
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	422,463	364,393
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	733,316	595,071
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,748,443	3,012,502
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	5,530,062	4,444,330
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	3,404,415	2,724,315
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	3,287,170	2,641,791
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	12,485,484	11,377,551
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	30,316,963	27,626,703
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,179	15,581
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	306,728	264,514
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	2,974,469	2,380,259
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,203,167	1,777,498
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	393,398	319,234
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	245,857	199,738
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	74,393	60,299
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,355,473	2,702,976
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	139,901	113,265
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,271,585	1,211,951
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	14,639	13,879
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	8,195	7,214
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	7,507	6,611
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	97,212	85,648
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	28,703	25,223
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	790,722	666,258
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	37,098	35,409
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,273,356	1,214,228
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	9,782	9,336
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	818,264	780,627
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	11,175	10,661
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	9,244	8,755
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,936,328	1,703,545
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	586,980	515,497
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	636,661	560,122
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,708,846	1,441,999
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,317,280	1,111,579
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	2,271,182	2,164,683
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	8,034	7,617
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	9,244	8,752
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	249,664	234,217
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	119,292	111,911
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	709,314	676,682
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	84,489	78,998
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	1,452,915	1,280,694
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	55,733	49,029
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	1,319,608	1,233,837
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	1,273,044	1,190,299
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	5,890	5,179
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,262,045	1,203,967
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	692,760	629,732
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	617,710	540,940
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	11,255	9,884
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	43,132	37,947
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	7,228	6,369
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	37,178	35,569
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	376,701	334,122
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	141,036	124,345
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,792,858	1,510,652
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,731,701	2,321,348
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	5,632,268	4,782,678
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	89,038	85,066
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	50,709	48,491
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	10,507	9,942
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	88,750	84,668
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2028	1,847	1,815
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	147,979	141,629
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	1,120,800	1,072,002
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	414,087	396,058
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2037	153,439	144,573
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	7,008	6,465
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,750	18,090
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,657	11,515
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,094	7,409
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,813	15,333
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,487	14,144
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,621	13,344
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,150	6,567
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	29,693	27,066
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,655	9,682
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	143,549	131,066
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	13,619	12,456
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	61,790	54,068
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	3,366,662	3,105,858
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	12,873	11,711
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	55,714	49,814
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	9,606,623	8,466,156
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	17,635	16,616
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	104,500	98,462
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	52,658	48,578
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,741	9,771
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	72,475	66,192
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,936	8,173
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	6,352	5,774
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	561,306	494,670
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,249,201	1,986,400
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,226,307	4,600,957
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	145,561	140,749
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	230,964	220,908
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	65,582	62,809
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	164,032	156,993
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,758	6,143
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,704	7,027
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,987	6,352
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,664	6,083
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,444	8,621
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,873	7,189
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	38,732	35,436
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,357	6,718
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,588	15,146
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,111,915	979,912
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	974,381	860,533
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	42,470	37,229
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	81,829	77,101
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	146,048	137,609
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	23,890	21,837
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,402	8,586
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	47,821	43,636
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,386	11,324
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	38,498	35,105
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	18,586	16,866
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	60,101	54,870
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	19,750	18,003
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	105,761	96,409
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,493	5,910
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,297	8,434
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	80,451	73,338
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	648,331	575,010
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,734,982	3,286,908
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,539,742	2,235,057
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	85,864	75,268
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	197,904	186,469
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	204,816	192,982
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	8,576	7,823
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	34,167	31,099
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,817	6,212
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	8,687	7,813
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	21,844	19,647
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	174,335	154,565
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	758,732	668,421
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	21,423	19,546
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	95,912	86,264
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	82,523	72,701
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	454,673	403,111
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,216	11,102
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	87,989	80,250
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,248	6,602
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,869	7,172
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	106,465	96,717
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,524	5,942
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	13,426	12,076
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	169,718	150,525
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	83,207	75,859
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	113,283	104,507
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	19,491	17,823
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	5,659	5,148
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	172,918	156,793
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	853,099	765,685
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	5,164,962	4,577,619
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,080,860	957,948
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	25,139	22,796
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	50,190	45,621
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	27,374	24,603
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	30,055	27,013
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	8,939	8,034
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	373,420	333,873
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,350,487	1,194,382
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	1,237,164	1,127,406
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	67,505	61,580
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	11,769	10,680
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	8,659	7,848
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	883,905	790,296
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	309,564	276,780
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	44,268	39,096
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	14,160	13,151
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	9,186	8,553
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	17,378	16,263
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	8,538	7,989
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	55,786	52,130
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	447,481	414,023
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	141,431	128,911
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	31,084	29,213
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	12,024	11,237
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	44,948	42,003
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,429	3,219
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	7,247	6,776
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	135,801	126,938
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	58,974	54,749
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,462	7,897
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,500	13,538
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,918	7,377
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	8,727	8,154
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	84,236	76,805
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	1,007,703	920,075
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	10,524	9,848
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,850,788	3,593,765
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	67,227	62,201
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	146,572	135,612
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	121,552	112,312
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	100,827	91,933
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	5,632	5,265
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	26,292	24,499
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	3,537,136	3,232,871
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052 (j)	28,519,949	25,925,841
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	28,768	26,848
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	30,109	28,035
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	4,940,048	4,496,579
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	9,664	9,038
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	48,718	45,414
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	10,195	9,508
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	6,261	5,843
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	61,895	57,717
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	103,004	95,592
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	1,022,963	934,967
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	16,377	15,638
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,970	1,831
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	53,120	49,531
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	85,355	79,551
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	416,256	386,303
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	59,271	53,987
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	421,797	385,514
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	33,257	30,396
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	69,433	64,927
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	55,269	51,541
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	577,631	534,261
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	16,827	15,379
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,820	4,503
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	6,279	5,842
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	145,785	135,066
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	242,554	224,722
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	18,127	16,983
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	7,829	7,308
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	47,855	44,767
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	66,730	62,435
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	10,632	9,936
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	71,545	66,285
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	12,990	12,155
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,905	8,353
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	17,151	16,027
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	28,025	26,207
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	4,997	4,667
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,486	2,331
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,849	7,355
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	33,274	31,080
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	509,346	472,535
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	48,265	44,113
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	4,237,736	3,871,880
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,856	3,728
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,467	3,356
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	100,265	97,012
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,926	9,594
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	148,197	143,350
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	10,939	10,573
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	21,971	21,221
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	10,214	9,701
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	5,095	4,931
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	12,841	12,401
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,914	3,789
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	5,838	5,662
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	27,049	26,195
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	86,218	83,303
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	128,986	124,675
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	4,904	4,732
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	36,206	34,980
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	14,128	13,564
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	107,422	102,994
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,600	10,240
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	16,994	16,425
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	19,146	18,562
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,230	12,793
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,676	14,204
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,492	6,294
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,583	14,123
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,346	1,302
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,719	7,461
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,981	15,437
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	29,197	28,284
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,273	11,851
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,098	14,599
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,442	4,321
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,121	6,875
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,375	6,164
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,628	11,247
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,878	9,556
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,987	4,815
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	156,032	150,987
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,395	3,286
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	76,605	74,047
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	36,826	35,576
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	42,038	40,628
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	53,365	51,182
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	53,770	51,100
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	38,662	37,381
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,062	1,026
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,018	1,950
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	15,126	14,609
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	12,518	12,107
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	2,674	2,586
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	9,065	8,756
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	10,287	9,879
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	19,109	18,304
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	12,533	12,125
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	4,350	4,208
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	84,144	81,422
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,552	6,335
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	110,742	106,919
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,934	2,845
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,234	6,015
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	90,487	86,673
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	26,226	25,104
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	46,980	44,750
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	148,280	140,778
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	2,765	2,696
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	14,680	14,295
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,639	2,551
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,634	4,473
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	1,840	1,781
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	5,423	5,245
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	5,408	5,225
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	6,052	5,849
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	42,203	40,734
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	3,986	3,838
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	12,348	11,866
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	9,957	9,525
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	165,163	158,458
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	51,176	48,698
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,813	6,574
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	4,045	3,904
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	26,266	25,380
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	5,038	4,861
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	12,270	11,857
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	35,332	34,127
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	13,450	12,945
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	17,035	16,370
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	30,377	29,059
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	150,263	143,648
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	30,036	28,507
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	159,967	152,924
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	15,892	15,377
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	26,432	25,368
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	165,039	157,824
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	3,086	2,969
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	154,244	147,887
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	84,359	80,645
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	139,397	133,259
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	811,761	774,244
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	10,698	10,292
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	2,409	2,317
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	16,393	15,723
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	25,317	24,282
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	27,083	25,975
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	374,939	357,610
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	89,138	86,662
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	16,609	16,147
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,603	2,516
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	4,526	4,374
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,413	1,370
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	657	636
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,781	2,682
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,408	5,225
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	181,312	173,839
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	4,746	4,637
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	1,701	1,682
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	5,693	5,578
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	41,861	41,014
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	5,005	4,896
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	2,763	2,738
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	3,033	3,006
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	124,155	122,653
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	17,769	17,415
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2025	2,427	2,421
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,456	1,443
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	4,318	4,279
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	12,210	12,101
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	9,767	9,663
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	327,196	324,217
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	15,779	15,588
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,566	2,535
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	29,966	29,687
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	6,037	5,923
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	6,158	6,121
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	1,962	1,952
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	24,911	24,703
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,706	4,660
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,811	4,770
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	1,225	1,213
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	26,884	26,619
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,255	2,228
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	17,075	16,772
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	78,559	77,093
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	28,239	27,915
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	174,894	173,332
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	21,058	20,619
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	29,238	28,629
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	13,368	13,073
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	42,946	42,735
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	9,699	9,640
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	2,422	2,395
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	18,282	18,038
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	10,812	10,644
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	142,939	141,688
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	12,189	11,957
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	3,004	2,947
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	4,663	4,566
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	24,291	23,785
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	30,303	30,123
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	52,058	51,744
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	804	797
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	175,701	174,614
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	4,522	4,472
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	9,958	9,844
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	8,986	8,877
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	12,363	12,118
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	3,360	3,296
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	16,966	16,644
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	4,095	4,017
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	9,405	9,227
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	16,681	16,333
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	12,898	12,653
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	56	56
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	22,226	22,117
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	46,156	45,861
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	40,888	40,419
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	3,439	3,370
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	192,964	189,302
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,418	2,377
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,452	6,329
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	446	445
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	476	473
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	277	276
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	32,588	32,318
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	5,693	5,645
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	6,391	6,314
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	162,983	159,737
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	27,954	27,397
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,421	1,413
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	547	544
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,130	2,117
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,839	7,793
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	408	406
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	610	606
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,010	2,993
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,243	3,224
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,289	2,275
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	1,143	1,137
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	60,448	60,151
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,596	1,587
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,540	7,496
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,771	2,755
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,259	1,251
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,382	3,362
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,509	3,488
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	8,501	8,448
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	16,501	16,393
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	71,491	70,852
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	8,853	8,771
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	29,950	29,353
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	6,129	6,007
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	510	513
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	33,496	33,919
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	5,217,543	5,196,103
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	48,870	49,370
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,348,481	1,340,411
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,166,231	2,157,329
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,568,096	5,557,395
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,453,134	1,446,709
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	157,986	159,605
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	26,641	26,930
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	230,051	231,765
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,536	1,556
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	3,074	3,114
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,759,817	2,763,137
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	131,316	132,649
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	56,157	56,722
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	3,846	3,894
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	988,827	990,017
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	8,109	8,187
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	54,453	55,053
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	648	656
Fannie Mae Mortgage pass-thru certificates 5.301% 8/1/2041 (b)	42,694	42,800
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	872,876	876,180
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2025	24	24
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.711% 10/1/2033 (b)(c)	12,736	12,864
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.38% 1/1/2035 (b)(c)	375	379
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.316% 2/1/2033 (b)(c)(d)	10,701	10,808
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.41% 3/1/2035 (b)(c)	11,168	11,312
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.532% 12/1/2034 (b)(c)	13,279	13,442
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.92% 10/1/2033 (b)(c)	5,871	5,935
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 7.053% 9/1/2033 (b)(c)	19,614	19,834
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (b)(c)	6,793	6,887
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 7.417% 9/1/2035 (b)(c)	323	330
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	90,757	94,491
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	177,581	185,953
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	141	147
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	670	702
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	13,561	14,271
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	12,829	13,495
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	9,971	10,392
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	4,912	5,130
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	785	823
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	12,478	13,110
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	115,382	120,456
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	4,494	4,700
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,664	1,736
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	314	329
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	23,201	24,166
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,158,809	1,186,724
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	4,864	5,126
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	6,704	6,977
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	6,448	6,711
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	7,258	7,562
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	4,561	4,797
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	408	430
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	585,834	597,193
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	232,327	242,132
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	300	314
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	765	803
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	15,949	16,793
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,594	2,706
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	366,558	382,800
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	7,948	8,334
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	6,364,846	6,559,864
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	4,606,885	4,743,720
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,937,252	1,974,814
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	987	1,032
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,145	2,247
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	722	756
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,122	2,232
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	28,774	30,314
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	153,489	160,012
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	609	637
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,290	1,347
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	307	322
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	355	372
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	35,845	37,308
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	711	730
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	7,221	7,562
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	1,127	1,187
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	266,832	274,007
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	8,781	9,139
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	88,568	92,446
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	958,457	989,021
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	663,796	685,223
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	24,866	25,891
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	4,982	5,183
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	10,157	10,618
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	518	547
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	74,903	78,151
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	59,356	61,904
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	14,019	14,626
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	4,139,649	4,323,728
Fannie Mae Mortgage pass-thru certificates 6.752% 2/1/2039 (b)	16,425	16,938
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	284	286
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	17	17
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	182	191
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	2	2
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	3	3
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	100	101
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	15	15
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	23	25
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	19	20
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	71	75
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	43	45
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	2	2
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	5	5
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	13	13
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	20	21
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	147	154
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	70	71
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	204	214
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	28	29
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	67	70
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	42	44
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	176	184
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	77	81
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	121	127
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	886	931
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	68	69
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	75	80
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	552	578
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	1,322	1,384
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	83	87
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	191	202
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	246	258
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	162	169
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	143	151
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	344	361
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	707	748
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	150	157
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	29	29
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	256	268
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	119	125
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	106	111
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	111	117
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	8	8
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	181	183
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	126	132
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	28	29
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	94	98
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,431	1,513
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	4	4
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	2	2
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	1	1
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	2	3
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	176	177
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	22	23
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	46	48
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	80	83
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	317	333
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	36	37
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	351	367
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	107	108
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	113	116
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,860	1,916
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	54	55
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	245	257
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	52	53
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	37	37
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	82	87
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	67	69
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	132	140
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	1	1
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	43	44
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	116	120
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	88	88
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	151	154
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	71	73
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	53	54
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	10	11
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	119	122
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	13	14
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	42	42
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	52	53
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	79	81
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	21	22
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	5	6
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	1,413	1,453
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	33	35
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	98	102
Freddie Mac Gold Pool 1.5% 12/1/2040	977,566	811,814
Freddie Mac Gold Pool 1.5% 3/1/2041	1,707,262	1,414,636
Freddie Mac Gold Pool 1.5% 4/1/2041	2,481,237	2,055,066
Freddie Mac Gold Pool 2% 10/1/2041	18,809	16,061
Freddie Mac Gold Pool 2% 11/1/2041	755,728	645,440
Freddie Mac Gold Pool 2% 2/1/2041	1,391,958	1,195,465
Freddie Mac Gold Pool 2% 2/1/2051	6,036,125	4,918,945
Freddie Mac Gold Pool 2% 2/1/2051	1,190,538	956,796
Freddie Mac Gold Pool 2% 3/1/2041	991,391	855,261
Freddie Mac Gold Pool 2% 3/1/2051	1,988,903	1,598,417
Freddie Mac Gold Pool 2% 4/1/2041	17,464	14,982
Freddie Mac Gold Pool 2% 4/1/2052	3,364,699	2,718,819
Freddie Mac Gold Pool 2% 5/1/2051	1,997,370	1,605,221
Freddie Mac Gold Pool 2% 5/1/2051	155,918	126,525
Freddie Mac Gold Pool 2% 6/1/2050	1,273,890	1,034,930
Freddie Mac Gold Pool 2% 6/1/2050	9,956,702	8,032,993
Freddie Mac Gold Pool 2% 7/1/2041	18,045	15,444
Freddie Mac Gold Pool 2% 7/1/2051	92,618	75,071
Freddie Mac Gold Pool 2% 9/1/2050	3,024,566	2,436,416
Freddie Mac Gold Pool 2.5% 1/1/2031	8,994	8,614
Freddie Mac Gold Pool 2.5% 1/1/2052	2,286,089	1,929,102
Freddie Mac Gold Pool 2.5% 10/1/2031	50,637	48,434
Freddie Mac Gold Pool 2.5% 11/1/2031	1,067,672	1,018,042
Freddie Mac Gold Pool 2.5% 11/1/2032	9,570	9,078
Freddie Mac Gold Pool 2.5% 11/1/2032	10,704	10,165
Freddie Mac Gold Pool 2.5% 11/1/2041	11,365,871	10,052,761
Freddie Mac Gold Pool 2.5% 11/1/2050	1,443,666	1,225,447
Freddie Mac Gold Pool 2.5% 12/1/2031	7,085	6,752
Freddie Mac Gold Pool 2.5% 12/1/2032	4,436	4,206
Freddie Mac Gold Pool 2.5% 12/1/2051	1,129,380	953,020
Freddie Mac Gold Pool 2.5% 2/1/2035	203,601	190,367
Freddie Mac Gold Pool 2.5% 2/1/2042	2,143,832	1,910,222
Freddie Mac Gold Pool 2.5% 2/1/2051	1,675,558	1,427,523
Freddie Mac Gold Pool 2.5% 2/1/2051	1,381,104	1,163,709
Freddie Mac Gold Pool 2.5% 3/1/2033	72,575	68,849
Freddie Mac Gold Pool 2.5% 3/1/2051	1,315,248	1,108,220
Freddie Mac Gold Pool 2.5% 4/1/2033	30,898	29,269
Freddie Mac Gold Pool 2.5% 4/1/2033	61,055	57,883
Freddie Mac Gold Pool 2.5% 5/1/2030	4,226	4,071
Freddie Mac Gold Pool 2.5% 5/1/2033	8,266	7,830
Freddie Mac Gold Pool 2.5% 5/1/2041	4,595,523	4,074,498
Freddie Mac Gold Pool 2.5% 6/1/2031	33,402	31,996
Freddie Mac Gold Pool 2.5% 6/1/2031	29,617	28,328
Freddie Mac Gold Pool 2.5% 7/1/2031	50,772	48,587
Freddie Mac Gold Pool 2.5% 7/1/2033	101,026	95,630
Freddie Mac Gold Pool 2.5% 7/1/2050	177,070	150,969
Freddie Mac Gold Pool 2.5% 7/1/2050	1,485,105	1,261,086
Freddie Mac Gold Pool 2.5% 7/1/2051	1,880,365	1,590,260
Freddie Mac Gold Pool 2.5% 8/1/2031	85,452	81,693
Freddie Mac Gold Pool 2.5% 8/1/2032	7,551	7,181
Freddie Mac Gold Pool 3% 1/1/2043	11,951	10,850
Freddie Mac Gold Pool 3% 1/1/2043	10,317	9,420
Freddie Mac Gold Pool 3% 1/1/2052	60,506	53,040
Freddie Mac Gold Pool 3% 1/1/2052	30,686	26,899
Freddie Mac Gold Pool 3% 10/1/2042	4,983	4,537
Freddie Mac Gold Pool 3% 10/1/2051	6,435,861	5,675,839
Freddie Mac Gold Pool 3% 11/1/2051	706,430	619,475
Freddie Mac Gold Pool 3% 12/1/2032	8,274	7,975
Freddie Mac Gold Pool 3% 12/1/2042	16,538	15,113
Freddie Mac Gold Pool 3% 12/1/2042	185,688	169,807
Freddie Mac Gold Pool 3% 12/1/2042	8,758	8,004
Freddie Mac Gold Pool 3% 12/1/2046	389,866	349,034
Freddie Mac Gold Pool 3% 12/1/2050	36,207	32,157
Freddie Mac Gold Pool 3% 12/1/2051	445,310	389,939
Freddie Mac Gold Pool 3% 2/1/2037	54,141	51,076
Freddie Mac Gold Pool 3% 2/1/2043	6,524	5,963
Freddie Mac Gold Pool 3% 2/1/2043	12,683	11,637
Freddie Mac Gold Pool 3% 2/1/2043	9,010	8,226
Freddie Mac Gold Pool 3% 2/1/2050	991,491	879,361
Freddie Mac Gold Pool 3% 3/1/2043	7,915	7,234
Freddie Mac Gold Pool 3% 3/1/2048	6,491	5,769
Freddie Mac Gold Pool 3% 3/1/2052	3,712,128	3,252,876
Freddie Mac Gold Pool 3% 3/1/2052	1,906,289	1,677,002
Freddie Mac Gold Pool 3% 4/1/2034	76,371	73,442
Freddie Mac Gold Pool 3% 4/1/2046	15,792	14,202
Freddie Mac Gold Pool 3% 4/1/2046	19,018	17,103
Freddie Mac Gold Pool 3% 4/1/2050	334,027	296,147
Freddie Mac Gold Pool 3% 5/1/2045	8,229	7,411
Freddie Mac Gold Pool 3% 5/1/2046	47,382	42,612
Freddie Mac Gold Pool 3% 5/1/2046	296,942	267,049
Freddie Mac Gold Pool 3% 5/1/2051	33,008	28,986
Freddie Mac Gold Pool 3% 6/1/2031	28,026	27,158
Freddie Mac Gold Pool 3% 6/1/2031	4,030	3,911
Freddie Mac Gold Pool 3% 6/1/2031	10,056	9,745
Freddie Mac Gold Pool 3% 6/1/2031	5,865	5,676
Freddie Mac Gold Pool 3% 6/1/2046	291,345	261,833
Freddie Mac Gold Pool 3% 6/1/2050	160,881	142,837
Freddie Mac Gold Pool 3% 7/1/2032	7,350	7,097
Freddie Mac Gold Pool 3% 7/1/2045	20,028	18,037
Freddie Mac Gold Pool 3% 7/1/2045	7,574	6,878
Freddie Mac Gold Pool 3% 8/1/2032	8,433	8,146
Freddie Mac Gold Pool 3% 8/1/2032	5,757	5,557
Freddie Mac Gold Pool 3% 8/1/2045	5,115	4,603
Freddie Mac Gold Pool 3% 9/1/2034	2,482,051	2,377,088
Freddie Mac Gold Pool 3% 9/1/2051	743,192	651,711
Freddie Mac Gold Pool 3.5% 1/1/2046	36,374	33,777
Freddie Mac Gold Pool 3.5% 1/1/2046	12,220	11,367
Freddie Mac Gold Pool 3.5% 10/1/2040	13,597	12,720
Freddie Mac Gold Pool 3.5% 10/1/2042	8,514	7,967
Freddie Mac Gold Pool 3.5% 10/1/2051	3,408,119	3,123,472
Freddie Mac Gold Pool 3.5% 11/1/2040	28,469	26,633
Freddie Mac Gold Pool 3.5% 11/1/2045	4,902	4,560
Freddie Mac Gold Pool 3.5% 11/1/2047	58,983	54,735
Freddie Mac Gold Pool 3.5% 11/1/2047	17,723	16,375
Freddie Mac Gold Pool 3.5% 12/1/2033	48,493	47,174
Freddie Mac Gold Pool 3.5% 12/1/2040	27,885	26,069
Freddie Mac Gold Pool 3.5% 12/1/2046	67,095	62,159
Freddie Mac Gold Pool 3.5% 12/1/2047	76,955	71,100
Freddie Mac Gold Pool 3.5% 2/1/2034	519,633	505,654
Freddie Mac Gold Pool 3.5% 2/1/2043	38,953	36,499
Freddie Mac Gold Pool 3.5% 2/1/2043	15,530	14,628
Freddie Mac Gold Pool 3.5% 2/1/2045	4,518	4,202
Freddie Mac Gold Pool 3.5% 2/1/2048	41,358	38,212
Freddie Mac Gold Pool 3.5% 2/1/2048	234,042	215,943
Freddie Mac Gold Pool 3.5% 2/1/2052	128,377	117,013
Freddie Mac Gold Pool 3.5% 3/1/2032	319,057	311,735
Freddie Mac Gold Pool 3.5% 3/1/2045	8,365	7,780
Freddie Mac Gold Pool 3.5% 3/1/2045	19,249	17,905
Freddie Mac Gold Pool 3.5% 3/1/2045	104,175	96,900
Freddie Mac Gold Pool 3.5% 3/1/2045	27,213	25,313
Freddie Mac Gold Pool 3.5% 3/1/2046	375,141	349,179
Freddie Mac Gold Pool 3.5% 3/1/2048	91,894	84,788
Freddie Mac Gold Pool 3.5% 4/1/2040	33,755	31,598
Freddie Mac Gold Pool 3.5% 4/1/2042	336,911	316,541
Freddie Mac Gold Pool 3.5% 4/1/2043	46,630	43,574
Freddie Mac Gold Pool 3.5% 4/1/2043	20,161	18,858
Freddie Mac Gold Pool 3.5% 4/1/2046	72,588	67,451
Freddie Mac Gold Pool 3.5% 4/1/2046	85,414	79,316
Freddie Mac Gold Pool 3.5% 4/1/2046	8,043	7,474
Freddie Mac Gold Pool 3.5% 5/1/2034	56,847	55,213
Freddie Mac Gold Pool 3.5% 5/1/2040	11,575	10,835
Freddie Mac Gold Pool 3.5% 5/1/2040	69,924	65,457
Freddie Mac Gold Pool 3.5% 5/1/2045	6,890	6,409
Freddie Mac Gold Pool 3.5% 5/1/2045	11,207	10,424
Freddie Mac Gold Pool 3.5% 5/1/2045	3,131	2,912
Freddie Mac Gold Pool 3.5% 5/1/2045	166,692	155,000
Freddie Mac Gold Pool 3.5% 5/1/2046	740,773	688,814
Freddie Mac Gold Pool 3.5% 6/1/2032	224,795	219,495
Freddie Mac Gold Pool 3.5% 6/1/2040	60,502	56,636
Freddie Mac Gold Pool 3.5% 6/1/2045	31,843	29,609
Freddie Mac Gold Pool 3.5% 6/1/2045	201,763	187,611
Freddie Mac Gold Pool 3.5% 6/1/2045	19,297	17,962
Freddie Mac Gold Pool 3.5% 6/1/2045	353,545	328,857
Freddie Mac Gold Pool 3.5% 6/1/2051	1,895,555	1,731,907
Freddie Mac Gold Pool 3.5% 7/1/2032	903,056	881,967
Freddie Mac Gold Pool 3.5% 7/1/2040	8,691	8,136
Freddie Mac Gold Pool 3.5% 7/1/2042	1,011,117	945,641
Freddie Mac Gold Pool 3.5% 7/1/2046	9,374	8,696
Freddie Mac Gold Pool 3.5% 7/1/2051	2,424,665	2,215,337
Freddie Mac Gold Pool 3.5% 8/1/2034	95,359	92,579
Freddie Mac Gold Pool 3.5% 8/1/2040	39,536	36,985
Freddie Mac Gold Pool 3.5% 8/1/2051	4,422,183	4,054,223
Freddie Mac Gold Pool 3.5% 9/1/2040	29,798	27,699
Freddie Mac Gold Pool 3.5% 9/1/2042	1,293,313	1,208,373
Freddie Mac Gold Pool 3.5% 9/1/2046	94,750	87,897
Freddie Mac Gold Pool 3.5% 9/1/2046	900,227	837,364
Freddie Mac Gold Pool 4% 1/1/2036	162,807	160,565
Freddie Mac Gold Pool 4% 1/1/2039	17,212	16,781
Freddie Mac Gold Pool 4% 1/1/2041	6,143	5,966
Freddie Mac Gold Pool 4% 1/1/2041	12,391	12,005
Freddie Mac Gold Pool 4% 1/1/2043	3,538	3,409
Freddie Mac Gold Pool 4% 1/1/2044	8,871	8,533
Freddie Mac Gold Pool 4% 10/1/2041	9,101	8,810
Freddie Mac Gold Pool 4% 10/1/2041	97,292	94,144
Freddie Mac Gold Pool 4% 10/1/2041	11,520	11,148
Freddie Mac Gold Pool 4% 10/1/2042	2,755	2,679
Freddie Mac Gold Pool 4% 10/1/2042	4,600	4,445
Freddie Mac Gold Pool 4% 10/1/2042	1,858	1,791
Freddie Mac Gold Pool 4% 10/1/2043	25,010	24,090
Freddie Mac Gold Pool 4% 10/1/2043	10,634	10,230
Freddie Mac Gold Pool 4% 10/1/2044	15,450	14,845
Freddie Mac Gold Pool 4% 10/1/2045	7,211	6,924
Freddie Mac Gold Pool 4% 11/1/2041	3,902	3,787
Freddie Mac Gold Pool 4% 11/1/2041	16,331	15,790
Freddie Mac Gold Pool 4% 11/1/2042	6,935	6,684
Freddie Mac Gold Pool 4% 11/1/2042	179,370	173,462
Freddie Mac Gold Pool 4% 11/1/2042	10,610	10,248
Freddie Mac Gold Pool 4% 11/1/2042	202,165	195,687
Freddie Mac Gold Pool 4% 11/1/2042	16,844	16,247
Freddie Mac Gold Pool 4% 11/1/2042	746	729
Freddie Mac Gold Pool 4% 11/1/2042	19,700	19,034
Freddie Mac Gold Pool 4% 11/1/2047	118,523	113,041
Freddie Mac Gold Pool 4% 12/1/2040	3,485	3,381
Freddie Mac Gold Pool 4% 12/1/2042	5,238	5,078
Freddie Mac Gold Pool 4% 12/1/2042	8,902	8,590
Freddie Mac Gold Pool 4% 12/1/2047	197,738	188,591
Freddie Mac Gold Pool 4% 2/1/2041	32,352	31,351
Freddie Mac Gold Pool 4% 2/1/2041	1,792	1,734
Freddie Mac Gold Pool 4% 2/1/2042	6,764	6,548
Freddie Mac Gold Pool 4% 2/1/2042	44,214	42,730
Freddie Mac Gold Pool 4% 2/1/2043	12,063	11,626
Freddie Mac Gold Pool 4% 2/1/2043	10,121	9,756
Freddie Mac Gold Pool 4% 2/1/2043	5,186	4,995
Freddie Mac Gold Pool 4% 2/1/2043	15,875	15,307
Freddie Mac Gold Pool 4% 2/1/2044	5,664	5,445
Freddie Mac Gold Pool 4% 2/1/2044	9,434	9,086
Freddie Mac Gold Pool 4% 2/1/2045	139,988	134,765
Freddie Mac Gold Pool 4% 2/1/2046	49,525	47,666
Freddie Mac Gold Pool 4% 2/1/2048	133,810	127,746
Freddie Mac Gold Pool 4% 2/1/2048	11,042	10,549
Freddie Mac Gold Pool 4% 2/1/2050	30,135	28,573
Freddie Mac Gold Pool 4% 3/1/2042	8,982	8,693
Freddie Mac Gold Pool 4% 3/1/2042	8,027	7,758
Freddie Mac Gold Pool 4% 3/1/2043	3,185	3,068
Freddie Mac Gold Pool 4% 3/1/2043	8,233	7,962
Freddie Mac Gold Pool 4% 3/1/2044	12,603	12,125
Freddie Mac Gold Pool 4% 4/1/2042	3,641	3,511
Freddie Mac Gold Pool 4% 4/1/2042	3,378	3,278
Freddie Mac Gold Pool 4% 4/1/2042	2,673	2,592
Freddie Mac Gold Pool 4% 4/1/2042	109,945	106,244
Freddie Mac Gold Pool 4% 4/1/2042	2,907	2,807
Freddie Mac Gold Pool 4% 4/1/2042	84,250	81,491
Freddie Mac Gold Pool 4% 4/1/2043	165,226	159,614
Freddie Mac Gold Pool 4% 4/1/2043	8,445	8,156
Freddie Mac Gold Pool 4% 4/1/2046	47,543	45,537
Freddie Mac Gold Pool 4% 4/1/2048	46,741	44,594
Freddie Mac Gold Pool 4% 4/1/2048	22,765	21,719
Freddie Mac Gold Pool 4% 4/1/2048	2,152	2,053
Freddie Mac Gold Pool 4% 4/1/2048	7,925	7,561
Freddie Mac Gold Pool 4% 4/1/2048	36,513	34,835
Freddie Mac Gold Pool 4% 5/1/2038	221,731	216,737
Freddie Mac Gold Pool 4% 5/1/2042	14,143	13,694
Freddie Mac Gold Pool 4% 5/1/2043	10,291	9,915
Freddie Mac Gold Pool 4% 5/1/2043	3,861	3,717
Freddie Mac Gold Pool 4% 5/1/2045	67,312	65,145
Freddie Mac Gold Pool 4% 5/1/2045	16,315	15,698
Freddie Mac Gold Pool 4% 5/1/2048	271,372	259,243
Freddie Mac Gold Pool 4% 6/1/2038	6,498	6,351
Freddie Mac Gold Pool 4% 6/1/2038	8,744	8,547
Freddie Mac Gold Pool 4% 6/1/2041	4,106	3,970
Freddie Mac Gold Pool 4% 6/1/2043	9,573	9,264
Freddie Mac Gold Pool 4% 6/1/2045	10,809	10,390
Freddie Mac Gold Pool 4% 6/1/2047	53,687	51,388
Freddie Mac Gold Pool 4% 6/1/2047	753,399	721,140
Freddie Mac Gold Pool 4% 7/1/2042	171,683	165,772
Freddie Mac Gold Pool 4% 7/1/2043	9,320	8,997
Freddie Mac Gold Pool 4% 7/1/2043	9,995	9,630
Freddie Mac Gold Pool 4% 7/1/2043	7,007	6,746
Freddie Mac Gold Pool 4% 7/1/2043	5,321	5,122
Freddie Mac Gold Pool 4% 7/1/2043	21,615	20,823
Freddie Mac Gold Pool 4% 7/1/2043	19,625	18,947
Freddie Mac Gold Pool 4% 7/1/2043	2,329	2,242
Freddie Mac Gold Pool 4% 7/1/2044	13,486	13,058
Freddie Mac Gold Pool 4% 7/1/2045	40,825	39,242
Freddie Mac Gold Pool 4% 8/1/2038	54,054	52,702
Freddie Mac Gold Pool 4% 8/1/2038	37,481	36,543
Freddie Mac Gold Pool 4% 8/1/2043	6,984	6,758
Freddie Mac Gold Pool 4% 8/1/2043	10,105	9,768
Freddie Mac Gold Pool 4% 8/1/2043	10,305	9,925
Freddie Mac Gold Pool 4% 8/1/2044	2,553	2,466
Freddie Mac Gold Pool 4% 9/1/2041	4,322	4,182
Freddie Mac Gold Pool 4% 9/1/2041	11,843	11,461
Freddie Mac Gold Pool 4% 9/1/2041	3,918	3,788
Freddie Mac Gold Pool 4% 9/1/2042	12,531	12,146
Freddie Mac Gold Pool 4% 9/1/2042	69,579	67,248
Freddie Mac Gold Pool 4% 9/1/2043	12,355	11,897
Freddie Mac Gold Pool 4% 9/1/2043	14,327	13,818
Freddie Mac Gold Pool 4% 9/1/2043	2,270	2,194
Freddie Mac Gold Pool 4% 9/1/2043	12,034	11,583
Freddie Mac Gold Pool 4% 9/1/2043	16,466	15,875
Freddie Mac Gold Pool 4% 9/1/2043	14,725	14,192
Freddie Mac Gold Pool 4% 9/1/2043	8,471	8,167
Freddie Mac Gold Pool 4% 9/1/2043	5,080	4,887
Freddie Mac Gold Pool 4% 9/1/2044	10,875	10,469
Freddie Mac Gold Pool 4.5% 1/1/2040	4,150	4,121
Freddie Mac Gold Pool 4.5% 1/1/2041	4,239	4,207
Freddie Mac Gold Pool 4.5% 1/1/2041	2,516	2,498
Freddie Mac Gold Pool 4.5% 1/1/2042	123,970	123,007
Freddie Mac Gold Pool 4.5% 1/1/2045	4,258	4,212
Freddie Mac Gold Pool 4.5% 1/1/2047	11,297	11,111
Freddie Mac Gold Pool 4.5% 10/1/2039	5,577	5,536
Freddie Mac Gold Pool 4.5% 10/1/2039	2,335	2,318
Freddie Mac Gold Pool 4.5% 10/1/2039	24,599	24,423
Freddie Mac Gold Pool 4.5% 10/1/2040	12,490	12,392
Freddie Mac Gold Pool 4.5% 10/1/2040	7,381	7,318
Freddie Mac Gold Pool 4.5% 10/1/2041	29,832	29,568
Freddie Mac Gold Pool 4.5% 10/1/2043	6,203	6,126
Freddie Mac Gold Pool 4.5% 10/1/2048	160,503	158,008
Freddie Mac Gold Pool 4.5% 10/1/2048	23,143	22,667
Freddie Mac Gold Pool 4.5% 11/1/2031	1,166	1,162
Freddie Mac Gold Pool 4.5% 11/1/2040	2,716	2,695
Freddie Mac Gold Pool 4.5% 11/1/2044	32,438	32,085
Freddie Mac Gold Pool 4.5% 12/1/2040	4,060	4,025
Freddie Mac Gold Pool 4.5% 12/1/2040	3,502	3,471
Freddie Mac Gold Pool 4.5% 12/1/2044	7,383	7,303
Freddie Mac Gold Pool 4.5% 12/1/2045	22,617	22,458
Freddie Mac Gold Pool 4.5% 12/1/2046	11,492	11,302
Freddie Mac Gold Pool 4.5% 2/1/2037	340	338
Freddie Mac Gold Pool 4.5% 2/1/2041	4,348	4,314
Freddie Mac Gold Pool 4.5% 2/1/2041	2,881	2,860
Freddie Mac Gold Pool 4.5% 2/1/2041	4,609	4,567
Freddie Mac Gold Pool 4.5% 2/1/2041	17,956	17,821
Freddie Mac Gold Pool 4.5% 2/1/2041	3,416	3,391
Freddie Mac Gold Pool 4.5% 2/1/2041	4,618	4,577
Freddie Mac Gold Pool 4.5% 2/1/2041	1,976	1,958
Freddie Mac Gold Pool 4.5% 2/1/2041	4,668	4,631
Freddie Mac Gold Pool 4.5% 2/1/2044	3,026	2,996
Freddie Mac Gold Pool 4.5% 2/1/2047	41,486	40,803
Freddie Mac Gold Pool 4.5% 3/1/2041	6,118	6,070
Freddie Mac Gold Pool 4.5% 3/1/2041	19,325	19,176
Freddie Mac Gold Pool 4.5% 3/1/2041	46,130	45,769
Freddie Mac Gold Pool 4.5% 3/1/2041	3,193	3,166
Freddie Mac Gold Pool 4.5% 3/1/2041	4,466	4,432
Freddie Mac Gold Pool 4.5% 3/1/2041	1,073	1,065
Freddie Mac Gold Pool 4.5% 3/1/2044	2,829	2,801
Freddie Mac Gold Pool 4.5% 4/1/2041	6,150	6,098
Freddie Mac Gold Pool 4.5% 4/1/2041	59,515	59,045
Freddie Mac Gold Pool 4.5% 4/1/2041	6,255	6,198
Freddie Mac Gold Pool 4.5% 5/1/2035	1,967	1,957
Freddie Mac Gold Pool 4.5% 5/1/2039	16,032	15,923
Freddie Mac Gold Pool 4.5% 5/1/2040	720	714
Freddie Mac Gold Pool 4.5% 5/1/2041	6,664	6,606
Freddie Mac Gold Pool 4.5% 5/1/2041	6,517	6,458
Freddie Mac Gold Pool 4.5% 5/1/2045	36,802	36,356
Freddie Mac Gold Pool 4.5% 5/1/2047	78,228	76,841
Freddie Mac Gold Pool 4.5% 5/1/2047	104,768	102,910
Freddie Mac Gold Pool 4.5% 5/1/2047	33,877	33,276
Freddie Mac Gold Pool 4.5% 6/1/2025	24	24
Freddie Mac Gold Pool 4.5% 6/1/2038	2,490	2,477
Freddie Mac Gold Pool 4.5% 6/1/2040	1,532	1,521
Freddie Mac Gold Pool 4.5% 6/1/2041	5,136	5,089
Freddie Mac Gold Pool 4.5% 6/1/2041	2,336	2,316
Freddie Mac Gold Pool 4.5% 6/1/2041	2,128	2,114
Freddie Mac Gold Pool 4.5% 6/1/2041	4,397	4,365
Freddie Mac Gold Pool 4.5% 6/1/2041	7,030	6,980
Freddie Mac Gold Pool 4.5% 6/1/2047	149,905	147,247
Freddie Mac Gold Pool 4.5% 6/1/2047	44,668	43,974
Freddie Mac Gold Pool 4.5% 7/1/2025	532	531
Freddie Mac Gold Pool 4.5% 7/1/2040	8,489	8,428
Freddie Mac Gold Pool 4.5% 7/1/2040	3,357	3,332
Freddie Mac Gold Pool 4.5% 7/1/2040	3,693	3,662
Freddie Mac Gold Pool 4.5% 7/1/2041	2,827	2,805
Freddie Mac Gold Pool 4.5% 7/1/2047	34,784	34,232
Freddie Mac Gold Pool 4.5% 7/1/2047	62,915	61,741
Freddie Mac Gold Pool 4.5% 7/1/2047	77,618	76,508
Freddie Mac Gold Pool 4.5% 8/1/2033	1,021	1,017
Freddie Mac Gold Pool 4.5% 8/1/2035	311	309
Freddie Mac Gold Pool 4.5% 8/1/2040	3,006	2,984
Freddie Mac Gold Pool 4.5% 8/1/2040	2,082	2,066
Freddie Mac Gold Pool 4.5% 8/1/2041	22,264	22,077
Freddie Mac Gold Pool 4.5% 8/1/2041	2,237	2,220
Freddie Mac Gold Pool 4.5% 8/1/2041	2,954	2,928
Freddie Mac Gold Pool 4.5% 8/1/2041	3,991	3,960
Freddie Mac Gold Pool 4.5% 9/1/2039	13,557	13,471
Freddie Mac Gold Pool 4.5% 9/1/2040	5,727	5,684
Freddie Mac Gold Pool 4.5% 9/1/2041	29,625	29,394
Freddie Mac Gold Pool 4.5% 9/1/2041	22,168	21,982
Freddie Mac Gold Pool 4.5% 9/1/2041	52,373	51,992
Freddie Mac Gold Pool 5% 1/1/2035	23,393	23,662
Freddie Mac Gold Pool 5% 1/1/2037	1,073	1,087
Freddie Mac Gold Pool 5% 1/1/2040	11,192	11,352
Freddie Mac Gold Pool 5% 10/1/2033	2,605	2,635
Freddie Mac Gold Pool 5% 10/1/2033	1,871	1,892
Freddie Mac Gold Pool 5% 10/1/2052	4,428,688	4,410,489
Freddie Mac Gold Pool 5% 11/1/2035	1,478	1,497
Freddie Mac Gold Pool 5% 11/1/2040	1,587	1,610
Freddie Mac Gold Pool 5% 11/1/2052	3,277,025	3,270,727
Freddie Mac Gold Pool 5% 12/1/2033	382	386
Freddie Mac Gold Pool 5% 12/1/2033	1,965	1,988
Freddie Mac Gold Pool 5% 12/1/2033	1,012	1,024
Freddie Mac Gold Pool 5% 12/1/2035	4,105	4,160
Freddie Mac Gold Pool 5% 12/1/2052	7,870,587	7,838,244
Freddie Mac Gold Pool 5% 12/1/2052	1,109,167	1,102,182
Freddie Mac Gold Pool 5% 12/1/2052	1,222,119	1,216,715
Freddie Mac Gold Pool 5% 2/1/2035	2,417	2,443
Freddie Mac Gold Pool 5% 2/1/2040	2,081	2,110
Freddie Mac Gold Pool 5% 3/1/2041	4,502	4,566
Freddie Mac Gold Pool 5% 4/1/2034	860	870
Freddie Mac Gold Pool 5% 4/1/2035	1,593	1,614
Freddie Mac Gold Pool 5% 4/1/2035	6,282	6,355
Freddie Mac Gold Pool 5% 4/1/2035	2,111	2,138
Freddie Mac Gold Pool 5% 4/1/2036	15,226	15,423
Freddie Mac Gold Pool 5% 4/1/2040	13,301	13,485
Freddie Mac Gold Pool 5% 5/1/2034	821	830
Freddie Mac Gold Pool 5% 5/1/2034	544	550
Freddie Mac Gold Pool 5% 5/1/2034	1,039	1,052
Freddie Mac Gold Pool 5% 5/1/2035	211	213
Freddie Mac Gold Pool 5% 5/1/2035	5,991	6,067
Freddie Mac Gold Pool 5% 5/1/2040	2,128	2,158
Freddie Mac Gold Pool 5% 5/1/2052	409,595	410,088
Freddie Mac Gold Pool 5% 6/1/2035	1,120	1,134
Freddie Mac Gold Pool 5% 6/1/2035	504	510
Freddie Mac Gold Pool 5% 6/1/2040	6,689	6,781
Freddie Mac Gold Pool 5% 6/1/2040	8,400	8,515
Freddie Mac Gold Pool 5% 6/1/2041	216,825	219,871
Freddie Mac Gold Pool 5% 6/1/2041	3,745	3,797
Freddie Mac Gold Pool 5% 6/1/2052	1,247,228	1,248,728
Freddie Mac Gold Pool 5% 7/1/2035	5,461	5,531
Freddie Mac Gold Pool 5% 7/1/2035	38,858	39,334
Freddie Mac Gold Pool 5% 7/1/2040	1,567	1,589
Freddie Mac Gold Pool 5% 7/1/2041	1,782	1,801
Freddie Mac Gold Pool 5% 7/1/2041	1,178	1,193
Freddie Mac Gold Pool 5% 7/1/2041	3,812	3,865
Freddie Mac Gold Pool 5% 7/1/2041	3,103	3,145
Freddie Mac Gold Pool 5% 8/1/2033	215	217
Freddie Mac Gold Pool 5% 8/1/2033	704	712
Freddie Mac Gold Pool 5% 8/1/2034	9,416	9,528
Freddie Mac Gold Pool 5% 8/1/2035	772	781
Freddie Mac Gold Pool 5% 8/1/2036	240	243
Freddie Mac Gold Pool 5% 8/1/2040	7,283	7,385
Freddie Mac Gold Pool 5% 9/1/2033	2,284	2,309
Freddie Mac Gold Pool 5% 9/1/2035	249	252
Freddie Mac Gold Pool 5% 9/1/2035	4,863	4,925
Freddie Mac Gold Pool 5% 9/1/2035	27	27
Freddie Mac Gold Pool 5.5% 3/1/2053 (h)(i)	13,033,658	13,254,059
Freddie Mac Gold Pool 6% 1/1/2032	344	356
Freddie Mac Gold Pool 6% 1/1/2032	534	554
Freddie Mac Gold Pool 6% 10/1/2032	294	305
Freddie Mac Gold Pool 6% 11/1/2029	31	32
Freddie Mac Gold Pool 6% 11/1/2031	397	411
Freddie Mac Gold Pool 6% 11/1/2032	2,965	3,073
Freddie Mac Gold Pool 6% 11/1/2053	178,799	183,495
Freddie Mac Gold Pool 6% 12/1/2032	157	163
Freddie Mac Gold Pool 6% 12/1/2037	1,976	2,082
Freddie Mac Gold Pool 6% 12/1/2037	7,589	8,001
Freddie Mac Gold Pool 6% 2/1/2029	20	21
Freddie Mac Gold Pool 6% 4/1/2031	279	288
Freddie Mac Gold Pool 6% 4/1/2033	1,001	1,038
Freddie Mac Gold Pool 6% 5/1/2029	62	63
Freddie Mac Gold Pool 6% 5/1/2033	7,201	7,439
Freddie Mac Gold Pool 6% 6/1/2031	93	96
Freddie Mac Gold Pool 6% 7/1/2029	44	45
Freddie Mac Gold Pool 6% 7/1/2032	713	737
Freddie Mac Gold Pool 6% 7/1/2033	1,000	1,040
Freddie Mac Gold Pool 6% 7/1/2037	604	636
Freddie Mac Gold Pool 6% 7/1/2039	5,595,260	5,740,578
Freddie Mac Gold Pool 6% 8/1/2037	6,730	7,078
Freddie Mac Gold Pool 6% 9/1/2033	5,404	5,617
Freddie Mac Gold Pool 6.5% 1/1/2032	3,517	3,667
Freddie Mac Gold Pool 6.5% 10/1/2032	2,075	2,169
Freddie Mac Gold Pool 6.5% 10/1/2053	11,426,079	11,934,167
Freddie Mac Gold Pool 6.5% 10/1/2053	11,747,880	12,262,935
Freddie Mac Gold Pool 6.5% 3/1/2036	21,606	22,515
Freddie Mac Gold Pool 6.5% 4/1/2032	216	225
Freddie Mac Gold Pool 6.5% 7/1/2032	55	58
Freddie Mac Gold Pool 6.5% 8/1/2032	519	541
Freddie Mac Gold Pool 6.5% 8/1/2032	559	584
Freddie Mac Gold Pool 6.5% 8/1/2032	833	869
Freddie Mac Gold Pool 6.5% 9/1/2039	26,280	27,965
Freddie Mac Gold Pool 6.5% 9/1/2053	863,291	902,017
Freddie Mac Gold Pool 6.5% 9/1/2053	826,742	862,988
Freddie Mac Gold Pool 7% 1/1/2036	1,081	1,139
Freddie Mac Gold Pool 7% 11/1/2034	1,782	1,889
Freddie Mac Gold Pool 7% 11/1/2034	1,740	1,833
Freddie Mac Gold Pool 7% 12/1/2026	214	217
Freddie Mac Gold Pool 7% 4/1/2032	716	750
Freddie Mac Gold Pool 7% 4/1/2032	299	316
Freddie Mac Gold Pool 7% 7/1/2029	2,982	3,124
Freddie Mac Gold Pool 7% 8/1/2026	323	326
Freddie Mac Gold Pool 7% 9/1/2026	373	376
Freddie Mac Gold Pool 7% 9/1/2035	4,495	4,746
Freddie Mac Gold Pool 7.5% 1/1/2027	11	12
Freddie Mac Gold Pool 7.5% 11/1/2030	25	26
Freddie Mac Gold Pool 8% 2/1/2030	11	11
Freddie Mac Gold Pool 8% 7/1/2030	76	79
Freddie Mac Gold Pool 8% 8/1/2030	179	185
Freddie Mac Gold Pool 8.5% 5/1/2027	4	4
Freddie Mac Gold Pool 8.5% 8/1/2026	7	7
Freddie Mac Gold Pool 8.5% 8/1/2027	7	7
Freddie Mac Gold Pool 8.5% 8/1/2027	95	97
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(c)	5,275	5,331
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (b)(c)	3,631	3,676
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(c)	2,768	2,818
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.665% 7/1/2036 (b)(c)	17,799	18,163
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (b)(c)	25,952	26,622
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.293% 9/1/2041 (b)(c)	199,536	204,682
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.567% 7/1/2041 (b)(c)	6,473	6,629
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 7.239% 4/1/2036 (b)(c)	1,910	1,957
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 10/1/2041 (b)(c)	291,169	299,390
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.255% 4/1/2041 (b)(c)	4,971	5,102
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.6% 9/1/2041 (b)(c)	21,269	21,862
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.156% 5/1/2041 (b)(c)	39,723	40,894
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.485% 5/1/2041 (b)(c)	27,026	27,770
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.628% 6/1/2041 (b)(c)	38,512	39,543
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(c)	10,963	11,254
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.924%, 7.263% 10/1/2042 (b)(c)	83,228	85,578
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.022%, 6.936% 4/1/2038 (b)(c)	1,598	1,644
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	1,152	1,172
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (b)(c)	67,768	69,476
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(c)	2,283	2,354
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.836% 6/1/2033 (b)(c)	20,968	21,171
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.967% 4/1/2034 (b)(c)	6,835	6,931
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 7.133% 6/1/2033 (b)(c)	5,110	5,174
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.219% 3/1/2035 (b)(c)	8,743	8,885
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 7.588% 7/1/2035 (b)(c)	116,744	119,140
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 6.197% 8/1/2037 (b)(c)	2,116	2,115
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.54% 7/1/2035 (b)(c)	3,149	3,188
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 7.165% 1/1/2037 (b)(c)	4,355	4,409
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.868%, 7.169% 10/1/2036 (b)(c)	22,120	22,457
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 6.878% 10/1/2035 (b)(c)	15,587	15,855
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.135% 5/1/2037 (b)(c)	3,051	3,113
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	6,503	6,639
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.127%, 8.626% 10/1/2035 (b)(c)	2,513	2,588
Freddie Mac Non Gold Pool 6% 6/1/2053	3,039,145	3,128,464
Freddie Mac Non Gold Pool 6% 6/1/2053	3,640,123	3,739,143
Freddie Mac Non Gold Pool 6% 6/1/2053	3,611,624	3,721,155
Freddie Mac Non Gold Pool 6% 7/1/2053	3,075,938	3,169,222
Freddie Mac Non Gold Pool 6% 7/1/2053	2,715,566	2,795,375
Freddie Mac Non Gold Pool 6% 9/1/2053	408,422	419,405
Ginnie Mae I Pool 2.5% 8/20/2051	4,454,741	3,785,864
Ginnie Mae I Pool 2.5% 8/20/2051	17,054,686	14,493,931
Ginnie Mae I Pool 2.5% 9/20/2051	5,320,930	4,521,995
Ginnie Mae I Pool 2.5% 9/20/2051	4,410,276	3,748,074
Ginnie Mae I Pool 3% 12/15/2042	43,359	39,163
Ginnie Mae I Pool 3% 12/20/2042	53,033	48,288
Ginnie Mae I Pool 3% 2/15/2045	21,772	19,493
Ginnie Mae I Pool 3% 2/15/2045	24,877	22,309
Ginnie Mae I Pool 3% 2/20/2050	179,668	159,832
Ginnie Mae I Pool 3% 3/15/2045	35,812	32,267
Ginnie Mae I Pool 3% 3/20/2043	14,863	13,544
Ginnie Mae I Pool 3% 3/20/2043	35,480	32,309
Ginnie Mae I Pool 3% 4/15/2043	5,653	5,091
Ginnie Mae I Pool 3% 4/15/2043	5,328	4,817
Ginnie Mae I Pool 3% 4/15/2045	15,835	14,268
Ginnie Mae I Pool 3% 5/15/2042	7,214	6,548
Ginnie Mae I Pool 3% 5/15/2043	3,495	3,163
Ginnie Mae I Pool 3% 6/15/2043	3,359	3,054
Ginnie Mae I Pool 3% 6/15/2043	5,882	5,329
Ginnie Mae I Pool 3% 6/15/2043	5,477	4,929
Ginnie Mae I Pool 3.5% 1/15/2042	16,630	15,450
Ginnie Mae I Pool 3.5% 1/15/2042	18,467	17,141
Ginnie Mae I Pool 3.5% 1/15/2043	21,333	19,824
Ginnie Mae I Pool 3.5% 11/15/2040	2,640	2,467
Ginnie Mae I Pool 3.5% 11/15/2042	48,649	45,217
Ginnie Mae I Pool 3.5% 12/15/2041	18,556	17,259
Ginnie Mae I Pool 3.5% 12/15/2041	10,204	9,521
Ginnie Mae I Pool 3.5% 12/15/2041	16,409	15,248
Ginnie Mae I Pool 3.5% 12/20/2049	20,029	18,418
Ginnie Mae I Pool 3.5% 12/20/2049	2,110	1,933
Ginnie Mae I Pool 3.5% 12/20/2049	7,069	6,520
Ginnie Mae I Pool 3.5% 12/20/2049	9,117	8,352
Ginnie Mae I Pool 3.5% 2/15/2042	7,079	6,596
Ginnie Mae I Pool 3.5% 2/15/2042	16,106	14,959
Ginnie Mae I Pool 3.5% 2/15/2042	14,523	13,486
Ginnie Mae I Pool 3.5% 2/15/2042	19,977	18,612
Ginnie Mae I Pool 3.5% 2/15/2043	4,277	3,977
Ginnie Mae I Pool 3.5% 2/15/2043	94,275	87,770
Ginnie Mae I Pool 3.5% 2/15/2044	13,543	12,510
Ginnie Mae I Pool 3.5% 2/20/2043	29,494	27,457
Ginnie Mae I Pool 3.5% 3/15/2042	1,986	1,850
Ginnie Mae I Pool 3.5% 3/15/2042	4,484	4,182
Ginnie Mae I Pool 3.5% 3/20/2043	13,133	12,224
Ginnie Mae I Pool 3.5% 4/15/2043	14,499	13,428
Ginnie Mae I Pool 3.5% 4/15/2043	88,191	82,165
Ginnie Mae I Pool 3.5% 5/15/2042	5,814	5,418
Ginnie Mae I Pool 3.5% 5/15/2043	3,452	3,221
Ginnie Mae I Pool 3.5% 5/20/2046	8,147	7,563
Ginnie Mae I Pool 3.5% 5/20/2046	6,080	5,644
Ginnie Mae I Pool 3.5% 5/20/2046	14,079	13,070
Ginnie Mae I Pool 3.5% 5/20/2046	6,204	5,759
Ginnie Mae I Pool 3.5% 5/20/2046	4,937	4,578
Ginnie Mae I Pool 3.5% 6/15/2043	5,459	5,074
Ginnie Mae I Pool 3.5% 6/15/2043	5,184	4,796
Ginnie Mae I Pool 3.5% 6/15/2043	2,735	2,559
Ginnie Mae I Pool 3.5% 6/20/2046	7,825	7,264
Ginnie Mae I Pool 3.5% 6/20/2046	8,896	8,259
Ginnie Mae I Pool 3.5% 6/20/2046	32,665	30,323
Ginnie Mae I Pool 3.5% 6/20/2046	9,374	8,702
Ginnie Mae I Pool 3.5% 6/20/2046	8,939	8,299
Ginnie Mae I Pool 3.5% 6/20/2046	5,728	5,318
Ginnie Mae I Pool 3.5% 7/15/2042	4,724	4,393
Ginnie Mae I Pool 3.5% 7/15/2042	1,343	1,248
Ginnie Mae I Pool 3.5% 7/15/2042	13,774	12,809
Ginnie Mae I Pool 3.5% 7/15/2043	2,766	2,565
Ginnie Mae I Pool 3.5% 7/20/2043	26,510	24,573
Ginnie Mae I Pool 3.5% 7/20/2046	275,573	255,990
Ginnie Mae I Pool 3.5% 8/15/2042	1,333	1,238
Ginnie Mae I Pool 3.5% 9/15/2042	2,486	2,307
Ginnie Mae I Pool 3.5% 9/15/2042	3,977	3,691
Ginnie Mae I Pool 4% 1/15/2041	18,213	17,528
Ginnie Mae I Pool 4% 1/15/2042	1,615	1,555
Ginnie Mae I Pool 4% 1/15/2047	4,050	3,858
Ginnie Mae I Pool 4% 1/15/2047	11,598	11,047
Ginnie Mae I Pool 4% 1/15/2047	13,218	12,590
Ginnie Mae I Pool 4% 1/15/2047	8,502	8,098
Ginnie Mae I Pool 4% 10/15/2040	2,142	2,064
Ginnie Mae I Pool 4% 10/15/2040	19,184	18,473
Ginnie Mae I Pool 4% 10/15/2040	18,267	17,598
Ginnie Mae I Pool 4% 10/15/2040	17,151	16,516
Ginnie Mae I Pool 4% 10/15/2041	855	823
Ginnie Mae I Pool 4% 10/15/2041	3,439	3,308
Ginnie Mae I Pool 4% 10/15/2041	6,490	6,237
Ginnie Mae I Pool 4% 10/15/2041	9,872	9,500
Ginnie Mae I Pool 4% 10/15/2041	12,561	12,088
Ginnie Mae I Pool 4% 10/15/2041	4,752	4,563
Ginnie Mae I Pool 4% 10/15/2041	6,334	6,102
Ginnie Mae I Pool 4% 10/15/2041	36,642	35,216
Ginnie Mae I Pool 4% 10/15/2041	18,425	17,726
Ginnie Mae I Pool 4% 10/20/2042	60,595	58,040
Ginnie Mae I Pool 4% 11/15/2040	4,735	4,557
Ginnie Mae I Pool 4% 11/15/2041	32,159	30,935
Ginnie Mae I Pool 4% 12/15/2039	9,792	9,436
Ginnie Mae I Pool 4% 12/15/2040	2,270	2,191
Ginnie Mae I Pool 4% 12/15/2041	5,985	5,755
Ginnie Mae I Pool 4% 12/15/2041	3,802	3,655
Ginnie Mae I Pool 4% 12/15/2041	9,946	9,559
Ginnie Mae I Pool 4% 12/15/2041	670	644
Ginnie Mae I Pool 4% 12/15/2041	17,080	16,429
Ginnie Mae I Pool 4% 12/15/2046	2,506	2,392
Ginnie Mae I Pool 4% 2/15/2040	14,497	13,963
Ginnie Mae I Pool 4% 2/15/2040	9,695	9,350
Ginnie Mae I Pool 4% 2/15/2040	10,298	9,916
Ginnie Mae I Pool 4% 2/15/2041	4,247	4,091
Ginnie Mae I Pool 4% 2/15/2041	2,877	2,766
Ginnie Mae I Pool 4% 2/15/2042	4,801	4,616
Ginnie Mae I Pool 4% 2/15/2045	15,330	14,677
Ginnie Mae I Pool 4% 3/15/2040	73,592	70,891
Ginnie Mae I Pool 4% 3/15/2041	36,789	35,434
Ginnie Mae I Pool 4% 3/15/2042	16,907	16,249
Ginnie Mae I Pool 4% 3/15/2042	3,149	3,024
Ginnie Mae I Pool 4% 3/20/2047	32,347	31,013
Ginnie Mae I Pool 4% 4/15/2043	14,873	14,272
Ginnie Mae I Pool 4% 4/15/2046	103,547	99,082
Ginnie Mae I Pool 4% 4/20/2048	14,418	13,702
Ginnie Mae I Pool 4% 4/20/2048	13,239	12,581
Ginnie Mae I Pool 4% 5/15/2045	14,324	13,734
Ginnie Mae I Pool 4% 5/20/2049	28,037	26,530
Ginnie Mae I Pool 4% 6/15/2041	3,335	3,209
Ginnie Mae I Pool 4% 6/15/2042	3,489	3,348
Ginnie Mae I Pool 4% 6/15/2045	3,829	3,671
Ginnie Mae I Pool 4% 7/15/2041	930	893
Ginnie Mae I Pool 4% 7/15/2045	10,438	10,007
Ginnie Mae I Pool 4% 7/15/2046	9,659	9,219
Ginnie Mae I Pool 4% 7/15/2046	6,190	5,908
Ginnie Mae I Pool 4% 8/15/2039	2,749	2,653
Ginnie Mae I Pool 4% 9/15/2039	2,862	2,766
Ginnie Mae I Pool 4% 9/15/2041	15,655	15,055
Ginnie Mae I Pool 4.5% 11/15/2039	4,152	4,085
Ginnie Mae I Pool 4.5% 11/15/2039	3,426	3,375
Ginnie Mae I Pool 4.5% 11/15/2039	1,527	1,502
Ginnie Mae I Pool 4.5% 11/15/2039	10,964	10,771
Ginnie Mae I Pool 4.5% 12/15/2039	4,038	3,978
Ginnie Mae I Pool 4.5% 2/15/2040	6,356	6,254
Ginnie Mae I Pool 4.5% 2/15/2040	9,332	9,182
Ginnie Mae I Pool 4.5% 2/15/2040	8,645	8,487
Ginnie Mae I Pool 4.5% 2/15/2040	6,554	6,454
Ginnie Mae I Pool 4.5% 2/15/2040	3,928	3,868
Ginnie Mae I Pool 4.5% 2/15/2040	3,028	2,979
Ginnie Mae I Pool 4.5% 2/15/2040	3,401	3,346
Ginnie Mae I Pool 4.5% 3/15/2040	2,832	2,785
Ginnie Mae I Pool 4.5% 3/15/2040	22,220	21,867
Ginnie Mae I Pool 4.5% 3/15/2041	51,987	51,084
Ginnie Mae I Pool 4.5% 3/15/2041	1,384	1,362
Ginnie Mae I Pool 4.5% 4/15/2040	9,344	9,198
Ginnie Mae I Pool 4.5% 5/15/2039	1,837	1,809
Ginnie Mae I Pool 4.5% 5/15/2040	1,277	1,255
Ginnie Mae I Pool 4.5% 5/15/2040	11,739	11,550
Ginnie Mae I Pool 4.5% 6/15/2039	5,688	5,599
Ginnie Mae I Pool 4.5% 6/15/2039	6,144	6,053
Ginnie Mae I Pool 4.5% 6/15/2040	5,296	5,210
Ginnie Mae I Pool 4.5% 6/15/2040	24,880	24,482
Ginnie Mae I Pool 4.5% 6/15/2040	42,318	41,563
Ginnie Mae I Pool 4.5% 6/15/2040	6,254	6,154
Ginnie Mae I Pool 4.5% 6/15/2040	6,122	6,024
Ginnie Mae I Pool 4.5% 6/15/2040	5,065	4,983
Ginnie Mae I Pool 4.5% 6/15/2040	12,363	12,162
Ginnie Mae I Pool 4.5% 6/15/2041	80,313	78,929
Ginnie Mae I Pool 4.5% 7/15/2039	5,770	5,683
Ginnie Mae I Pool 4.5% 7/15/2040	8,646	8,504
Ginnie Mae I Pool 4.5% 7/15/2040	9,868	9,709
Ginnie Mae I Pool 4.5% 7/15/2040	16,122	15,863
Ginnie Mae I Pool 4.5% 7/15/2040	12,445	12,247
Ginnie Mae I Pool 4.5% 7/15/2040	19,982	19,660
Ginnie Mae I Pool 4.5% 7/15/2040	893	879
Ginnie Mae I Pool 4.5% 7/15/2040	8,789	8,649
Ginnie Mae I Pool 4.5% 8/15/2039	5,688	5,600
Ginnie Mae I Pool 4.5% 8/15/2039	32,332	31,832
Ginnie Mae I Pool 4.5% 8/15/2039	51,386	50,589
Ginnie Mae I Pool 4.5% 8/15/2039	884	870
Ginnie Mae I Pool 4.5% 8/15/2039	26,311	25,906
Ginnie Mae I Pool 4.5% 8/15/2039	10,737	10,567
Ginnie Mae I Pool 4.5% 8/15/2040	2,964	2,916
Ginnie Mae I Pool 4.5% 9/15/2039	9,514	9,365
Ginnie Mae I Pool 4.5% 9/15/2039	4,444	4,375
Ginnie Mae I Pool 5% 10/15/2039	2,169	2,182
Ginnie Mae I Pool 5% 10/15/2039	2,707	2,723
Ginnie Mae I Pool 5% 10/15/2039	1,407	1,416
Ginnie Mae I Pool 5% 10/15/2039	3,667	3,688
Ginnie Mae I Pool 5% 11/15/2039	3,296	3,316
Ginnie Mae I Pool 5% 12/15/2039	3,254	3,273
Ginnie Mae I Pool 5% 12/15/2039	1,896	1,907
Ginnie Mae I Pool 5% 2/15/2039	641	645
Ginnie Mae I Pool 5% 3/15/2041	3,131	3,150
Ginnie Mae I Pool 5% 4/15/2040	24,834	24,982
Ginnie Mae I Pool 5% 4/15/2040	31,533	31,722
Ginnie Mae I Pool 5% 4/15/2041	5,732	5,767
Ginnie Mae I Pool 5% 4/20/2048	307,743	311,465
Ginnie Mae I Pool 5% 5/15/2039	4,076	4,100
Ginnie Mae I Pool 5% 5/15/2039	7,944	7,991
Ginnie Mae I Pool 5% 6/15/2040	74,128	74,573
Ginnie Mae I Pool 5% 6/15/2040	2,057	2,069
Ginnie Mae I Pool 5% 6/15/2040	1,229	1,237
Ginnie Mae I Pool 5% 6/15/2041	518	521
Ginnie Mae I Pool 5% 7/15/2039	3,333	3,352
Ginnie Mae I Pool 5% 7/15/2039	7,365	7,408
Ginnie Mae I Pool 5% 7/15/2040	4,551	4,578
Ginnie Mae I Pool 5% 7/15/2040	1,803	1,814
Ginnie Mae I Pool 5% 7/15/2040	3,336	3,356
Ginnie Mae I Pool 5% 8/15/2039	2,680	2,695
Ginnie Mae I Pool 5% 8/15/2039	3,130	3,148
Ginnie Mae I Pool 5% 8/15/2040	5,904	5,940
Ginnie Mae I Pool 5% 8/15/2040	4,921	4,951
Ginnie Mae I Pool 5% 8/15/2040	5,138	5,169
Ginnie Mae I Pool 5% 9/15/2039	1,203	1,210
Ginnie Mae I Pool 5% 9/15/2039	2,905	2,922
Ginnie Mae I Pool 5% 9/15/2039	4,378	4,404
Ginnie Mae I Pool 5% 9/15/2039	20,940	21,064
Ginnie Mae I Pool 5% 9/15/2040	2,101	2,114
Ginnie Mae I Pool 5% 9/15/2040	3,596	3,617
Ginnie Mae I Pool 5% 9/15/2041	55,059	55,387
Ginnie Mae I Pool 5.47% 8/20/2059 (b)(f)	1,194	1,167
Ginnie Mae I Pool 5.5% 1/15/2039	3,292	3,356
Ginnie Mae I Pool 5.5% 10/15/2035	2,577	2,619
Ginnie Mae I Pool 5.5% 3/15/2039	629	641
Ginnie Mae I Pool 5.5% 7/15/2038	520	528
Ginnie Mae I Pool 5.5% 9/15/2039	11,131	11,350
Ginnie Mae I Pool 5.5% 9/15/2039	16,125	16,444
Ginnie Mae I Pool 6% 5/15/2040	44,278	45,905
Ginnie Mae I Pool 6% 6/15/2036	1,089,523	1,124,131
Ginnie Mae I Pool 6.5% 10/15/2034	1,743	1,800
Ginnie Mae I Pool 6.5% 11/15/2034	499	511
Ginnie Mae I Pool 6.5% 8/15/2034	2,220	2,288
Ginnie Mae I Pool 6.5% 8/15/2036	355	369
Ginnie Mae I Pool 6.5% 9/15/2034	742	765
Ginnie Mae I Pool 7% 1/15/2028	11	11
Ginnie Mae I Pool 7% 1/15/2028	34	35
Ginnie Mae I Pool 7% 1/15/2029	18	18
Ginnie Mae I Pool 7% 1/15/2031	64	66
Ginnie Mae I Pool 7% 1/15/2032	350	360
Ginnie Mae I Pool 7% 10/15/2028	155	157
Ginnie Mae I Pool 7% 12/15/2028	35	35
Ginnie Mae I Pool 7% 2/15/2028	31	31
Ginnie Mae I Pool 7% 2/15/2028	26	26
Ginnie Mae I Pool 7% 2/15/2032	439	446
Ginnie Mae I Pool 7% 3/15/2028	42	42
Ginnie Mae I Pool 7% 3/15/2028	37	37
Ginnie Mae I Pool 7% 3/15/2028	22	22
Ginnie Mae I Pool 7% 3/15/2031	23	24
Ginnie Mae I Pool 7% 3/15/2031	32	33
Ginnie Mae I Pool 7% 3/15/2032	197	203
Ginnie Mae I Pool 7% 4/15/2028	42	43
Ginnie Mae I Pool 7% 4/15/2028	58	59
Ginnie Mae I Pool 7% 4/15/2028	17	17
Ginnie Mae I Pool 7% 4/15/2032	38	39
Ginnie Mae I Pool 7% 4/15/2032	162	167
Ginnie Mae I Pool 7% 4/20/2032	3,843	3,983
Ginnie Mae I Pool 7% 5/15/2031	128	132
Ginnie Mae I Pool 7% 5/15/2032	156	160
Ginnie Mae I Pool 7% 6/15/2028	20	20
Ginnie Mae I Pool 7% 6/15/2028	71	72
Ginnie Mae I Pool 7% 6/15/2028	23	23
Ginnie Mae I Pool 7% 6/15/2028	66	66
Ginnie Mae I Pool 7% 6/15/2031	448	457
Ginnie Mae I Pool 7% 6/15/2032	42	43
Ginnie Mae I Pool 7% 7/15/2028	73	74
Ginnie Mae I Pool 7% 7/15/2032	77	80
Ginnie Mae I Pool 7% 8/15/2029	53	53
Ginnie Mae I Pool 7% 8/15/2031	170	175
Ginnie Mae I Pool 7% 8/15/2032	76	78
Ginnie Mae I Pool 7% 9/15/2028	69	70
Ginnie Mae I Pool 7% 9/15/2031	14	14
Ginnie Mae I Pool 7% 9/15/2031	130	133
Ginnie Mae I Pool 7.5% 1/15/2031	26	27
Ginnie Mae I Pool 7.5% 10/15/2027	126	128
Ginnie Mae I Pool 7.5% 3/15/2028	1,119	1,143
Ginnie Mae I Pool 7.5% 4/15/2027	3	3
Ginnie Mae I Pool 7.5% 4/15/2027	43	44
Ginnie Mae I Pool 7.5% 5/15/2027	28	28
Ginnie Mae I Pool 7.5% 6/15/2027	84	86
Ginnie Mae I Pool 7.5% 6/15/2027	3	3
Ginnie Mae I Pool 7.5% 7/15/2027	7	8
Ginnie Mae I Pool 7.5% 7/15/2027	48	49
Ginnie Mae I Pool 7.5% 7/15/2028	154	158
Ginnie Mae I Pool 7.5% 7/15/2029	29	30
Ginnie Mae I Pool 7.5% 8/15/2027	24	24
Ginnie Mae I Pool 7.5% 8/15/2028	31	32
Ginnie Mae I Pool 7.5% 9/15/2025	3	3
Ginnie Mae I Pool 7.5% 9/15/2027	118	121
Ginnie Mae I Pool 7.5% 9/15/2028	69	70
Ginnie Mae I Pool 7.5% 9/15/2028	91	94
Ginnie Mae I Pool 8% 12/15/2027	22	22
Ginnie Mae I Pool 8% 12/15/2027	58	59
Ginnie Mae I Pool 8% 7/15/2027	20	21
Ginnie Mae I Pool 8% 8/15/2027	10	10
Ginnie Mae I Pool 8% 8/15/2027	7	7
Ginnie Mae I Pool 8.5% 1/15/2031	242	251
Ginnie Mae I Pool 8.5% 7/15/2030	33	34
Ginnie Mae I Pool 8.5% 8/15/2029	19	20
Ginnie Mae II Pool 2% 1/20/2051	14,749,582	12,117,088
Ginnie Mae II Pool 2% 1/20/2052	13,070,058	10,754,683
Ginnie Mae II Pool 2% 10/20/2050	8,514,720	6,999,675
Ginnie Mae II Pool 2% 11/20/2050	5,556,120	4,567,506
Ginnie Mae II Pool 2% 12/20/2050	12,756,754	10,482,928
Ginnie Mae II Pool 2% 2/20/2051	390,437	320,966
Ginnie Mae II Pool 2% 3/1/2055 (k)	24,525,000	20,140,927
Ginnie Mae II Pool 2% 3/20/2052	2,799,721	2,301,123
Ginnie Mae II Pool 2% 4/1/2055 (k)	19,325,000	15,875,003
Ginnie Mae II Pool 2% 4/20/2051	136,804	112,441
Ginnie Mae II Pool 2.5% 12/20/2051	167,660	143,822
Ginnie Mae II Pool 2.5% 6/20/2051	5,422,570	4,651,584
Ginnie Mae II Pool 2.5% 7/20/2051	499,199	428,066
Ginnie Mae II Pool 3% 1/20/2043	287,084	262,138
Ginnie Mae II Pool 3% 10/20/2043	23,301	21,222
Ginnie Mae II Pool 3% 12/20/2042	25,154	22,974
Ginnie Mae II Pool 3% 8/20/2042	3,988	3,645
Ginnie Mae II Pool 3.5% 1/20/2042	2,570	2,416
Ginnie Mae II Pool 3.5% 1/20/2044	3,868	3,616
Ginnie Mae II Pool 3.5% 11/20/2041	118,996	111,866
Ginnie Mae II Pool 3.5% 12/20/2041	51,100	48,039
Ginnie Mae II Pool 3.5% 2/20/2043	23,047	21,603
Ginnie Mae II Pool 3.5% 3/20/2043	28,431	26,645
Ginnie Mae II Pool 3.5% 3/20/2044	4,325	4,042
Ginnie Mae II Pool 3.5% 4/20/2043	30,904	28,958
Ginnie Mae II Pool 3.5% 5/20/2043	293,491	273,735
Ginnie Mae II Pool 3.5% 5/20/2046	12,143	11,272
Ginnie Mae II Pool 3.5% 5/20/2046	3,555	3,300
Ginnie Mae II Pool 3.5% 6/20/2043	57,762	54,102
Ginnie Mae II Pool 3.5% 9/20/2043	341,781	319,833
Ginnie Mae II Pool 4% 1/20/2041	1,874	1,809
Ginnie Mae II Pool 4% 1/20/2042	15,379	14,829
Ginnie Mae II Pool 4% 1/20/2046	3,267	3,137
Ginnie Mae II Pool 4% 10/20/2040	16,580	16,010
Ginnie Mae II Pool 4% 10/20/2041	276,442	266,609
Ginnie Mae II Pool 4% 10/20/2044	166,001	159,451
Ginnie Mae II Pool 4% 11/20/2040	207,908	200,744
Ginnie Mae II Pool 4% 11/20/2041	9,179	8,851
Ginnie Mae II Pool 4% 11/20/2044	355,544	341,480
Ginnie Mae II Pool 4% 12/20/2044	9,647	9,265
Ginnie Mae II Pool 4% 12/20/2045	3,676	3,530
Ginnie Mae II Pool 4% 2/20/2041	4,441	4,288
Ginnie Mae II Pool 4% 3/20/2041	17,377	16,774
Ginnie Mae II Pool 4% 3/20/2047	3,606,125	3,457,405
Ginnie Mae II Pool 4% 4/20/2042	55,137	53,145
Ginnie Mae II Pool 4% 4/20/2047	735,722	705,380
Ginnie Mae II Pool 4% 5/20/2046	50,699	48,655
Ginnie Mae II Pool 4% 6/20/2045	161,400	155,047
Ginnie Mae II Pool 4% 7/20/2044	8,969	8,617
Ginnie Mae II Pool 4% 8/20/2041	1,928	1,859
Ginnie Mae II Pool 4% 8/20/2043	20,358	19,586
Ginnie Mae II Pool 4% 8/20/2044	22,992	22,091
Ginnie Mae II Pool 4% 8/20/2045	528,332	507,369
Ginnie Mae II Pool 4% 9/20/2040	75,266	72,676
Ginnie Mae II Pool 4.5% 1/20/2041	19,144	18,838
Ginnie Mae II Pool 4.5% 10/20/2039	2,743	2,661
Ginnie Mae II Pool 4.5% 10/20/2040	4,051	3,987
Ginnie Mae II Pool 4.5% 10/20/2040	40,636	39,408
Ginnie Mae II Pool 4.5% 11/20/2040	16,175	15,670
Ginnie Mae II Pool 4.5% 11/20/2040	4,070	4,005
Ginnie Mae II Pool 4.5% 12/20/2039	15,353	14,897
Ginnie Mae II Pool 4.5% 12/20/2040	8,411	8,150
Ginnie Mae II Pool 4.5% 2/20/2041	822	797
Ginnie Mae II Pool 4.5% 2/20/2041	68,500	67,402
Ginnie Mae II Pool 4.5% 3/20/2036	1,404	1,386
Ginnie Mae II Pool 4.5% 3/20/2041	4,494	4,422
Ginnie Mae II Pool 4.5% 4/20/2040	7,244	7,024
Ginnie Mae II Pool 4.5% 4/20/2041	41,847	41,174
Ginnie Mae II Pool 4.5% 5/20/2040	4,754	4,680
Ginnie Mae II Pool 4.5% 5/20/2041	178,343	175,467
Ginnie Mae II Pool 4.5% 6/20/2033	739	732
Ginnie Mae II Pool 4.5% 6/20/2039	3,033	2,944
Ginnie Mae II Pool 4.5% 6/20/2040	7,070	6,860
Ginnie Mae II Pool 4.5% 6/20/2041	111,306	109,500
Ginnie Mae II Pool 4.5% 7/20/2039	690	680
Ginnie Mae II Pool 4.5% 7/20/2040	7,828	7,704
Ginnie Mae II Pool 4.5% 7/20/2040	621	602
Ginnie Mae II Pool 4.5% 8/20/2040	1,043	1,026
Ginnie Mae II Pool 4.5% 9/20/2040	42,136	41,468
Ginnie Mae II Pool 5% 9/20/2033	32,391	32,633
Ginnie Mae II Pool 5.5% 3/1/2055 (k)	16,500,000	16,546,163
Ginnie Mae II Pool 5.5% 4/1/2055 (k)	11,525,000	11,545,989
Ginnie Mae II Pool 6% 1/20/2055	498,568	506,191
Ginnie Mae II Pool 6% 11/20/2031	908	932
Ginnie Mae II Pool 6% 12/20/2054	996,142	1,011,684
Ginnie Mae II Pool 6% 3/1/2055 (k)	12,400,000	12,568,325
Ginnie Mae II Pool 6% 4/1/2055 (k)	8,250,000	8,352,967
Ginnie Mae II Pool 6% 5/20/2032	4,308	4,427
Ginnie Mae II Pool 6.5% 11/20/2031	160	165
Ginnie Mae II Pool 6.5% 3/20/2031	202	208
Ginnie Mae II Pool 7% 2/20/2032	1,135	1,177
Ginnie Mae II Pool 7% 3/20/2032	588	610
Uniform Mortgage Backed Securities 2% 3/1/2055 (k)	41,850,000	33,470,190
Uniform Mortgage Backed Securities 2% 4/1/2055 (k)	13,950,000	11,164,359
Uniform Mortgage Backed Securities 3.5% 3/1/2055 (k)	57,925,000	52,530,735
Uniform Mortgage Backed Securities 4.5% 3/1/2055 (k)	5,100,000	4,912,934
TOTAL UNITED STATES		726,330,624
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $737,910,671)		726,330,624

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Tennessee Valley Authority 5.25% 9/15/2039	2,235,000	2,379,889
Tennessee Valley Authority 5.375% 4/1/2056	2,737,000	2,894,075

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,053,984)		5,273,964

U.S. Treasury Obligations - 46.3%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 2% 8/15/2051	1.95 to 2.08	33,422,000	20,256,865
US Treasury Bonds 2.375% 2/15/2042	3.19	353,100	263,818
US Treasury Bonds 2.5% 2/15/2045	3.00	6,150,700	4,485,206
US Treasury Bonds 2.875% 5/15/2049	2.57 to 2.59	4,458,100	3,331,907
US Treasury Bonds 3% 2/15/2049	2.99 to 3.01	95,773,600	73,438,898
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.85	73,039,000	62,596,705
US Treasury Bonds 4.125% 8/15/2044	4.59 to 4.73	17,670,000	16,711,955
US Treasury Bonds 4.375% 8/15/2043	4.91 to 5.27	85,314,000	83,847,666
US Treasury Bonds 4.5% 11/15/2054	4.71 to 4.82	12,460,000	12,493,097
US Treasury Bonds 4.625% 2/15/2055	4.54 to 4.79	12,590,000	12,887,057
US Treasury Bonds 4.75% 2/15/2037	2.81	2,223,200	2,340,092
US Treasury Notes 1.125% 8/31/2028	1.14 to 1.33	94,478,000	85,720,333
US Treasury Notes 2.5% 3/31/2027	2.69	40,290,000	39,114,350
US Treasury Notes 2.625% 5/31/2027	2.82 to 2.92	45,180,000	43,866,956
US Treasury Notes 2.625% 7/31/2029	2.83	25,679,000	24,254,618
US Treasury Notes 2.75% 4/30/2027	2.95	40,000,000	38,982,812
US Treasury Notes 2.75% 7/31/2027	2.68 to 2.71	33,510,000	32,570,149
US Treasury Notes 2.75% 8/15/2032	3.98	1,800,000	1,642,289
US Treasury Notes 3.5% 1/31/2028	3.87	5,750,000	5,675,205
US Treasury Notes 3.75% 5/31/2030	3.84 to 3.90	55,440,000	54,688,528
US Treasury Notes 3.75% 6/30/2030	4.04	26,780,000	26,411,775
US Treasury Notes 3.75% 8/31/2031	3.65 to 3.68	17,180,000	16,844,453
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.81	44,040,000	42,940,511
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	5,660,000	5,638,554
US Treasury Notes 4% 7/31/2030	4.18	6,990,000	6,976,075
US Treasury Notes 4.125% 10/31/2027	3.75 to 4.24	24,500,000	24,591,875
US Treasury Notes 4.125% 11/15/2027	4.20	28,520,000	28,625,836
US Treasury Notes 4.125% 11/30/2031	4.13	6,510,000	6,519,409
US Treasury Notes 4.125% 8/31/2030	4.19	1,950,000	1,956,627
US Treasury Notes 4.25% 1/15/2028	4.29	11,780,000	11,867,430
US Treasury Notes 4.25% 1/31/2030	4.34	8,560,000	8,649,613
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.31	40,720,000	41,104,931
US Treasury Notes 4.25% 6/30/2031	3.99	4,940,000	4,984,769
US Treasury Notes 4.375% 12/15/2026	4.43	350,000	352,132
US Treasury Notes 4.375% 7/15/2027	4.24	38,630,000	38,969,666
TOTAL U.S. TREASURY OBLIGATIONS (Cost $940,489,118)			885,602,162

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $2,959,609)	4.35	2,961,169	2,961,761

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	3,200,000	185,793
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.92% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	8,600,000	316,370
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.658% and receive annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	14,800,000	491,305

TOTAL PUT SWAPTIONS			993,468
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	3,200,000	24,623
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.92% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	8,600,000	342,672
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.658% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	14,800,000	369,922

TOTAL CALL SWAPTIONS			737,217
TOTAL PURCHASED SWAPTIONS (Cost $1,863,674)			1,730,685

TOTAL INVESTMENT IN SECURITIES - 110.0% (Cost $2,169,341,482)	2,103,408,985
NET OTHER ASSETS (LIABILITIES) - (10.0)%	(189,439,548)
NET ASSETS - 100.0%	1,913,969,437

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(19,325,000)	(15,870,475)
Ginnie Mae II Pool 4.5% 3/1/2055	(5,100,000)	(4,924,854)
Ginnie Mae II Pool 5.5% 3/1/2055	(11,525,000)	(11,557,243)
Ginnie Mae II Pool 6% 3/1/2055	(8,250,000)	(8,361,990)
Uniform Mortgage Backed Securities 2% 3/1/2055	(39,125,000)	(31,290,829)
Uniform Mortgage Backed Securities 3% 3/1/2055	(36,800,000)	(32,074,939)
Uniform Mortgage Backed Securities 3.5% 3/1/2055	(57,925,000)	(52,530,735)
Uniform Mortgage Backed Securities 3.5% 4/1/2055	(57,925,000)	(52,526,210)
Uniform Mortgage Backed Securities 4% 3/1/2055	(4,350,000)	(4,078,804)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(5,100,000)	(4,912,934)
Uniform Mortgage Backed Securities 5% 3/1/2055	(29,400,000)	(28,922,250)
Uniform Mortgage Backed Securities 5.5% 3/1/2055	(17,100,000)	(17,121,375)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(264,172,638)

TOTAL TBA SALE COMMITMENTS (Proceeds $261,020,706)		(264,172,638)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	1,300	Jun 2025	144,421,875	2,743,498	2,743,498
CBOT 2 Year US Treasury Notes Contracts (United States)	1,696	Jun 2025	351,019,000	1,772,001	1,772,001
CBOT 5 Year US Treasury Notes Contracts (United States)	68	Jun 2025	7,339,750	109,358	109,358
CBOT US Treasury Long Term Note Contracts (United States)	52	Jun 2025	6,140,875	189,211	189,211

TOTAL FUTURES CONTRACTS					4,814,068
The notional amount of futures purchased as a percentage of Net Assets is 26.5%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	62,805,000	(229,857)	0	(229,857)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	81,099,000	(80,218)	0	(80,218)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2030	22,838,000	(285,747)	0	(285,747)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	5,000	(107)	0	(107)
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	15,559,000	40,813	0	40,813
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	13,561,000	131,443	0	131,443
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2055	4,810,000	220,996	0	220,996
TOTAL INTEREST RATE SWAPS							(202,677)	0	(202,677)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	Principal Only Strips represent the right to receive the monthly principal payments.
(f)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,085,812 or 0.8% of net assets.

(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,969,642.
(i)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $292,777.

(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,471,624.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	114,510,160	441,528,567	553,076,966	910,715	-	-	2,961,761	2,961,169	0.0%
Fidelity Securities Lending Cash Central Fund	18,232,198	165,670,038	183,902,236	8,186	-	-	-	-	0.0%
Total	132,742,358	607,198,605	736,979,202	918,901	-	-	2,961,761	2,961,169

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Collateralized Mortgage Obligations	204,640,242	-	204,640,242	-

Commercial Mortgage Securities	276,869,547	-	276,869,547	-

U.S. Government Agency - Mortgage Securities	726,330,624	-	726,330,624	-

U.S. Government Agency Obligations
Utilities	5,273,964	-	5,273,964	-

U.S. Treasury Obligations	885,602,162	-	885,602,162	-

Money Market Funds	2,961,761	2,961,761	-	-

Purchased Swaptions	1,730,685	-	1,730,685	-
Total Investments in Securities:	2,103,408,985	2,961,761	2,100,447,224	-
Derivative Instruments:

Assets
Futures Contracts	4,814,068	4,814,068	-	-
Swaps	393,252	-	393,252	-
Total Assets	5,207,320	4,814,068	393,252	-

Liabilities
Swaps	(595,929)	-	(595,929)	-
Total Liabilities	(595,929)	-	(595,929)	-
Total Derivative Instruments:	4,611,391	4,814,068	(202,677)	-
Other Financial Instruments:

TBA Sale Commitments	(264,172,638)	-	(264,172,638)	-
Total Other Financial Instruments:	(264,172,638)	-	(264,172,638)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	4,814,068	0
Purchased Swaptions (b)	1,730,685	0
Swaps (c)	393,252	(595,929)
Total Interest Rate Risk	6,938,005	(595,929)
Total Value of Derivatives	6,938,005	(595,929)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(c)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,166,381,873)	$2,100,447,224
Fidelity Central Funds (cost $2,959,609)	2,961,761

Total Investment in Securities (cost $2,169,341,482)		$2,103,408,985
Cash		1,759,083
Receivable for investments sold		83,632
Receivable for TBA sale commitments		261,020,706
Receivable for fund shares sold		2,854,690
Interest receivable		6,670,786
Distributions receivable from Fidelity Central Funds		79,039
Receivable for daily variation margin on futures contracts		1,051,517
Receivable from investment adviser for expense reductions		18,321
Total assets		2,376,946,759
Liabilities
Payable for investments purchased
Regular delivery	$7,604,060
Delayed delivery	184,237,082
TBA sale commitments, at value	264,172,638
Payable for fund shares redeemed	5,533,827
Distributions payable	262,320
Accrued management fee	444,143
Distribution and service plan fees payable	43,518
Payable for daily variation margin on centrally cleared swaps	411,976
Other affiliated payables	267,609
Other payables and accrued expenses	149
Total liabilities		462,977,322
Net Assets		$1,913,969,437
Net Assets consist of:
Paid in capital		$2,445,577,968
Total accumulated earnings (loss)		(531,608,531)
Net Assets		$1,913,969,437

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($88,730,824 ÷ 9,639,023 shares)(a)		$9.21
Maximum offering price per share (100/96.00 of $9.21)		$9.59
Class M :
Net Asset Value and redemption price per share ($66,759,684 ÷ 7,253,382 shares)(a)		$9.20
Maximum offering price per share (100/96.00 of $9.20)		$9.58
Class C :
Net Asset Value and offering price per share ($13,585,672 ÷ 1,484,929 shares)(a)		$9.15
Government Income :
Net Asset Value, offering price and redemption price per share ($1,269,424,579 ÷ 138,106,704 shares)		$9.19
Class I :
Net Asset Value, offering price and redemption price per share ($145,779,831 ÷ 15,834,993 shares)		$9.21
Class Z :
Net Asset Value, offering price and redemption price per share ($329,688,847 ÷ 35,795,727 shares)		$9.21
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$40,017,144
Income from Fidelity Central Funds (including $8,186 from security lending)		918,901
Total income		40,936,045
Expenses
Management fee	$2,789,292
Transfer agent fees	1,014,980
Distribution and service plan fees	275,108
Fund wide operations fee	669,844
Independent trustees' fees and expenses	2,751
Total expenses before reductions	4,751,975
Expense reductions	(71,098)
Total expenses after reductions		4,680,877
Net Investment income (loss)		36,255,168
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,607,667)
Futures contracts	(16,029,339)
Swaps	1,509,530
Total net realized gain (loss)		(23,127,476)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(10,204,350)
Futures contracts	7,577,995
Swaps	3,277,157
TBA Sale commitments	(848,626)
Total change in net unrealized appreciation (depreciation)		(197,824)
Net gain (loss)		(23,325,300)
Net increase (decrease) in net assets resulting from operations		$12,929,868
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,255,168	$96,615,233
Net realized gain (loss)	(23,127,476)	(170,095,370)
Change in net unrealized appreciation (depreciation)	(197,824)	236,956,124
Net increase (decrease) in net assets resulting from operations	12,929,868	163,475,987
Distributions to shareholders	(41,106,821)	(88,200,921)

Share transactions - net increase (decrease)	(382,811,559)	(1,413,478,452)
Total increase (decrease) in net assets	(410,988,512)	(1,338,203,386)

Net Assets
Beginning of period	2,324,957,949	3,663,161,335
End of period	$1,913,969,437	$2,324,957,949

Financial Highlights
Fidelity Advisor® Government Income Fund Class A

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.35	$9.06	$9.51	$10.78	$11.17	$10.70
Income from Investment Operations
Net investment income (loss) A,B	.153	.277	.189	.076	.052	.117
Net realized and unrealized gain (loss)	(.116)	.266	(.461)	(1.269)	(.255)	.477
Total from investment operations	.037	.543	(.272)	(1.193)	(.203)	.594
Distributions from net investment income	(.177)	(.253)	(.178)	(.077)	(.046)	(.124)
Distributions from net realized gain	-	-	-	-	(.141)	-
Total distributions	(.177)	(.253)	(.178)	(.077)	(.187)	(.124)
Net asset value, end of period	$9.21	$9.35	$9.06	$9.51	$10.78	$11.17
Total Return C,D,E	.43%	6.11%	(2.87)%	(11.11)%	(1.84)%	5.59%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.80% H	.79%	.79%	.77%	.76%	.77%
Expenses net of fee waivers, if any	.80 % H	.79%	.79%	.77%	.76%	.77%
Expenses net of all reductions	.80% H	.79%	.79%	.77%	.76%	.77%
Net investment income (loss)	3.37% H	3.06%	2.05%	.74%	.48%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$88,731	$97,177	$103,376	$119,339	$185,323	$215,433
Portfolio turnover rate I	301 % H	393%	354%	318% J	223%	255% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class M

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.35	$9.06	$9.51	$10.77	$11.17	$10.70
Income from Investment Operations
Net investment income (loss) A,B	.155	.280	.191	.077	.052	.118
Net realized and unrealized gain (loss)	(.127)	.265	(.460)	(1.259)	(.265)	.477
Total from investment operations	.028	.545	(.269)	(1.182)	(.213)	.595
Distributions from net investment income	(.178)	(.255)	(.181)	(.078)	(.046)	(.125)
Distributions from net realized gain	-	-	-	-	(.141)	-
Total distributions	(.178)	(.255)	(.181)	(.078)	(.187)	(.125)
Net asset value, end of period	$9.20	$9.35	$9.06	$9.51	$10.77	$11.17
Total Return C,D,E	.33%	6.14%	(2.85)%	(11.01)%	(1.92)%	5.61%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.77% H	.76%	.76%	.76%	.75%	.76%
Expenses net of fee waivers, if any	.77 % H	.76%	.76%	.76%	.75%	.76%
Expenses net of all reductions	.77% H	.76%	.76%	.76%	.75%	.76%
Net investment income (loss)	3.40% H	3.09%	2.07%	.75%	.48%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$66,760	$73,033	$83,063	$95,430	$128,097	$150,656
Portfolio turnover rate I	301 % H	393%	354%	318% J	223%	255% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class C

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.29	$9.01	$9.45	$10.73	$11.16	$10.70
Income from Investment Operations
Net investment income (loss) A,B	.118	.208	.119	(.002)	(.032)	.034
Net realized and unrealized gain (loss)	(.116)	.256	(.451)	(1.261)	(.257)	.472
Total from investment operations	.002	.464	(.332)	(1.263)	(.289)	.506
Distributions from net investment income	(.142)	(.184)	(.108)	(.017)	- C	(.046)
Distributions from net realized gain	-	-	-	-	(.141)	-
Total distributions	(.142)	(.184)	(.108)	(.017)	(.141)	(.046)
Net asset value, end of period	$9.15	$9.29	$9.01	$9.45	$10.73	$11.16
Total Return D,E,F	.04%	5.23%	(3.52)%	(11.78)%	(2.61)%	4.75%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.56% I	1.54%	1.54%	1.53%	1.53%	1.53%
Expenses net of fee waivers, if any	1.56 % I	1.54%	1.54%	1.53%	1.53%	1.53%
Expenses net of all reductions	1.56% I	1.54%	1.54%	1.53%	1.53%	1.53%
Net investment income (loss)	2.61% I	2.31%	1.29%	(.02)%	(.29)%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$13,586	$15,725	$26,095	$32,729	$48,354	$79,909
Portfolio turnover rate J	301 % I	393%	354%	318% K	223%	255% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Government Income Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.33	$9.05	$9.49	$10.76	$11.15	$10.68
Income from Investment Operations
Net investment income (loss) A,B	.169	.307	.220	.108	.085	.152
Net realized and unrealized gain (loss)	(.117)	.256	(.451)	(1.269)	(.257)	.476
Total from investment operations	.052	.563	(.231)	(1.161)	(.172)	.628
Distributions from net investment income	(.192)	(.283)	(.209)	(.109)	(.077)	(.158)
Distributions from net realized gain	-	-	-	-	(.141)	-
Total distributions	(.192)	(.283)	(.209)	(.109)	(.218)	(.158)
Net asset value, end of period	$9.19	$9.33	$9.05	$9.49	$10.76	$11.15
Total Return C,D	.59%	6.36%	(2.44)%	(10.84)%	(1.56)%	5.94%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.72% G	3.40%	2.38%	1.06%	.79%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$1,269,425	$1,474,666	$1,556,472	$1,755,646	$2,130,162	$2,742,978
Portfolio turnover rate H	301 % G	393%	354%	318% I	223%	255% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class I

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.35	$9.06	$9.51	$10.78	$11.17	$10.70
Income from Investment Operations
Net investment income (loss) A,B	.167	.304	.215	.105	.081	.148
Net realized and unrealized gain (loss)	(.116)	.265	(.460)	(1.270)	(.257)	.477
Total from investment operations	.051	.569	(.245)	(1.165)	(.176)	.625
Distributions from net investment income	(.191)	(.279)	(.205)	(.105)	(.073)	(.155)
Distributions from net realized gain	-	-	-	-	(.141)	-
Total distributions	(.191)	(.279)	(.205)	(.105)	(.214)	(.155)
Net asset value, end of period	$9.21	$9.35	$9.06	$9.51	$10.78	$11.17
Total Return C,D	.57%	6.42%	(2.59)%	(10.85)%	(1.59)%	5.89%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.50%	.50%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50 % G	.50%	.50%	.49%	.49%	.49%
Expenses net of all reductions	.50% G	.50%	.50%	.49%	.49%	.49%
Net investment income (loss)	3.67% G	3.35%	2.34%	1.02%	.75%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$145,780	$174,237	$195,395	$199,012	$280,216	$410,636
Portfolio turnover rate H	301 % G	393%	354%	318% I	223%	255% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class Z

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.35	$9.07	$9.51	$10.78	$11.18	$10.70
Income from Investment Operations
Net investment income (loss) A,B	.175	.318	.228	.116	.095	.163
Net realized and unrealized gain (loss)	(.118)	.254	(.450)	(1.268)	(.267)	.485
Total from investment operations	.057	.572	(.222)	(1.152)	(.172)	.648
Distributions from net investment income	(.197)	(.292)	(.218)	(.118)	(.087)	(.168)
Distributions from net realized gain	-	-	-	-	(.141)	-
Total distributions	(.197)	(.292)	(.218)	(.118)	(.228)	(.168)
Net asset value, end of period	$9.21	$9.35	$9.07	$9.51	$10.78	$11.18
Total Return C,D	.64%	6.45%	(2.35)%	(10.74)%	(1.55)%	6.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36 % G	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36% G	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	3.81% G	3.49%	2.47%	1.15%	.88%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$329,689	$490,120	$1,698,760	$1,393,640	$735,265	$937,438
Portfolio turnover rate H	301 % G	393%	354%	318% I	223%	255% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Government Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,540,168
Gross unrealized depreciation	(89,828,753)
Net unrealized appreciation (depreciation)	$(55,288,585)
Tax cost	$2,160,157,029

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(202,700,792)
Long-term	(243,968,078)
Total capital loss carryforward	$(446,668,870)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Government Income Fund
Interest Rate Risk
Futures Contracts	(16,029,339)	7,577,995
Purchased Options	(58,873)	(106,477)
Swaps	1,509,530	3,277,157
Total Interest Rate Risk	(14,578,682)	10,748,675
Totals	(14,578,682)	10,748,675

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Government Income Fund	514,115,923

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Government Income Fund	204,519,500

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Government Income Fund	2,031,980,147	1,991,786,124
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	114,988	3,221
Class M	- %	.25%	86,624	935
Class C	.75%	.25%	73,496	5,592
			275,108	9,748

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	7,282
Class M	550
Class C A	185
8,017

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income and Class Z. FIIOC receives an asset-based fee of Government Income and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	87,749.19
Class M	56,087.16
Class C	14,402.20
Government Income	667,120.10
Class I	111,099.15
Class Z	78,523.05
	1,014,980

A Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Government Income Fund	.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Government Income Fund	857	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	67,639

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,459.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Government Income Fund
Distributions to shareholders
Class A	$1,771,373	$2,678,764
Class M	1,342,488	2,159,684
Class C	228,387	407,149
Government Income	27,870,132	46,389,416
Class I	3,183,253	5,684,526
Class Z	6,711,188	30,881,382
Total	$41,106,821	$88,200,921
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2025	Year ended August 31, 2024	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Government Income Fund
Class A
Shares sold	701,695	2,074,838	$6,463,862	$18,906,088
Reinvestment of distributions	187,234	284,234	1,711,349	2,576,281
Shares redeemed	(1,646,478)	(3,372,098)	(15,068,636)	(30,459,304)
Net increase (decrease)	(757,549)	(1,013,026)	$(6,893,425)	$(8,976,935)
Class M
Shares sold	668,857	1,662,953	$6,122,597	$15,068,756
Reinvestment of distributions	140,820	222,430	1,286,796	2,015,379
Shares redeemed	(1,370,933)	(3,239,826)	(12,578,277)	(29,247,836)
Net increase (decrease)	(561,256)	(1,354,443)	$(5,168,884)	$(12,163,701)
Class C
Shares sold	120,834	155,951	$1,102,190	$1,407,351
Reinvestment of distributions	24,745	44,651	224,527	401,728
Shares redeemed	(353,433)	(1,405,572)	(3,212,983)	(12,592,052)
Net increase (decrease)	(207,854)	(1,204,970)	$(1,886,266)	$(10,782,973)
Government Income
Shares sold	14,753,698	31,604,369	$134,889,931	$286,126,371
Reinvestment of distributions	2,860,802	4,802,686	26,118,817	43,456,619
Shares redeemed	(37,506,756)	(50,451,912)	(344,609,164)	(455,612,728)
Net increase (decrease)	(19,892,256)	(14,044,857)	$(183,600,416)	$(126,029,738)
Class I
Shares sold	3,628,814	9,816,221	$33,370,768	$89,336,414
Reinvestment of distributions	338,221	612,803	3,092,825	5,553,602
Shares redeemed	(6,772,551)	(13,352,433)	(62,312,765)	(120,323,626)
Net increase (decrease)	(2,805,516)	(2,923,409)	$(25,849,172)	$(25,433,610)
Class Z
Shares sold	8,161,060	18,502,901	$74,721,298	$167,381,168
Reinvestment of distributions	683,236	3,320,870	6,246,800	29,990,608
Shares redeemed	(25,455,012)	(156,808,544)	(240,381,494)	(1,427,463,271)
Net increase (decrease)	(16,610,716)	(134,984,773)	$(159,413,396)	$(1,230,091,495)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Government Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fixed management fee rate (the management fee). In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable.
The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.700523.127
GOV-SANN-0425
Fidelity® Intermediate Government Income Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Intermediate Government Income Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Collateralized Mortgage Obligations - 3.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.0%
Fannie Mae Guaranteed REMICS Series 2017-37 Class AB, 2.55% 9/25/2046	1,323,838	1,208,541
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	426,749	377,194
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	103,150	85,327
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	109,306	91,039
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	116,161	96,748
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	95,911	84,203
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	156,340	135,996
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	156,797	143,557
Fannie Mae Guaranteed REMICS Series 2022-13 Class MA, 3% 5/25/2044	614,620	582,102
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	1,220,699	1,068,297
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	113,656	99,477
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	225,327	191,833
Fannie Mae Guaranteed REMICS Series 2022-66 Class KA, 5% 10/25/2052	260,404	261,364
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	222,753	203,977
Fannie Mae Guaranteed REMICS Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.802% 11/25/2053 (b)(c)	885,615	892,012
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 6/25/2054 (b)(c)	800,630	801,082
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 9/25/2054 (b)(c)	389,574	390,196
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 2/25/2055 (b)(c)	635,007	636,382
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 9/25/2054 (b)(c)	636,471	637,455
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	333,502	334,303
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	89,336	77,962
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	195,033	176,928
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	467,706	385,605
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	562,258	486,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	111,681	99,811
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	116,730	102,048
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	116,895	104,406
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	131,298	113,287
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	88,708	79,296
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	391,307	351,707
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class LA, 3% 10/25/2048	267,185	244,125
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	706,479	678,918
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	256,265	242,300
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	333,579	315,003
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	402,353	385,611
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	1,104,741	1,106,097
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(c)	296,296	295,502
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.602% 10/25/2054 (b)(c)	602,817	604,316
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	502,497	503,611
TOTAL UNITED STATES		14,673,775
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,534,256)		14,673,775

Commercial Mortgage Securities - 11.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 11.9%
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K048 Class A2, 3.284% 6/25/2025 (b)	7,336,853	7,301,969
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	1,056,004	1,049,568
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K050 Class A2, 3.334% 8/25/2025 (b)	1,090,239	1,083,494
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K051 Class A2, 3.308% 9/25/2025	2,185,830	2,169,761
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-KPLB Class A, 2.77% 5/25/2025	1,300,000	1,292,575
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	4,064,461	4,026,252
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	2,193,589	2,168,901
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	2,174,992	2,137,892
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	2,000,000	1,959,455
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	2,000,000	1,956,806
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	2,500,000	2,439,566
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (b)	500,000	490,964
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	500,000	492,031
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	2,200,000	2,154,620
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	3,200,000	3,120,325
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	300,000	292,331
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	600,000	591,599
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K732 Class A2, 3.7% 5/25/2025	1,410,946	1,406,217
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K733 Class A2, 3.75% 8/25/2025	1,854,002	1,844,570
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	889,798	880,777
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	1,057,789	1,040,054
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	993,836	969,766
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	11,000,000	10,294,354
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.8743% 4/25/2029 (b)(c)	2,299,451	2,304,599
FREMF Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/2025 (d)	4,350,000	4,317,321
TOTAL UNITED STATES		57,785,767
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $57,586,385)		57,785,767

U.S. Government Agency - Mortgage Securities - 6.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 6.2%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	356,155	304,265
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	69,386	67,448
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	834,726	670,842
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,101,584	888,749
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051 (e)	586,163	496,096
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	18,002	15,870
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	41,210	36,552
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	1,184,566	1,092,803
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	34,413	33,360
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	89,878	86,884
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	60,568	58,932
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	23,637	22,930
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	69,918	67,876
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035 (e)	145,768	140,959
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	435,299	396,680
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2054	309,048	280,411
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052 (e)	333,100	303,197
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	265,951	241,495
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (e)	130,498	129,718
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	101,542	103,037
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (f)	178,278	182,573
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	48,820	49,767
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (f)	263,251	271,070
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (e)(f)	341,737	352,207
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	198,635	208,554
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (e)	136,923	141,289
Freddie Mac Gold Pool 2% 9/1/2050	1,512,283	1,218,209
Freddie Mac Gold Pool 2.5% 11/1/2041	1,261,726	1,115,957
Freddie Mac Gold Pool 2.5% 2/1/2042	237,778	211,868
Freddie Mac Gold Pool 2.5% 5/1/2041	510,363	452,500
Freddie Mac Gold Pool 3% 12/1/2030	17,657	17,111
Freddie Mac Gold Pool 3% 2/1/2033	16,543	16,048
Freddie Mac Gold Pool 3% 9/1/2034 (e)	273,881	262,299
Freddie Mac Gold Pool 3.5% 1/1/2034	219,522	214,329
Freddie Mac Gold Pool 3.5% 3/1/2052 (e)	236,142	216,050
Freddie Mac Gold Pool 3.5% 5/1/2051 (e)	334,647	305,861
Freddie Mac Gold Pool 3.5% 5/1/2053	525,376	477,064
Freddie Mac Gold Pool 3.5% 8/1/2052	74,623	67,761
Freddie Mac Gold Pool 5.5% 9/1/2052 (f)	231,558	234,316
Freddie Mac Gold Pool 6.5% 10/1/2053 (f)	330,409	344,895
Freddie Mac Gold Pool 6.5% 10/1/2053 (e)(f)	321,358	335,648
Freddie Mac Non Gold Pool 6% 9/1/2053	45,380	46,600
Freddie Mac Non Gold Pool 6.5% 1/1/2055	371,003	387,906
Ginnie Mae I Pool 2.5% 12/20/2051	491,700	417,410
Ginnie Mae I Pool 2.5% 8/20/2051	413,500	351,413
Ginnie Mae I Pool 2.5% 9/20/2051	364,096	309,427
Ginnie Mae II Pool 2% 1/20/2051	691,248	567,874
Ginnie Mae II Pool 2% 3/1/2055 (g)	550,000	451,682
Ginnie Mae II Pool 2% 3/20/2052	124,362	102,215
Ginnie Mae II Pool 2% 4/1/2055 (g)	425,000	349,127
Ginnie Mae II Pool 5.5% 1/20/2055	500,000	501,827
Ginnie Mae II Pool 5.5% 3/1/2055 (g)	2,800,000	2,807,834
Ginnie Mae II Pool 5.5% 4/1/2055 (g)	1,975,000	1,978,597
Uniform Mortgage Backed Securities 2% 3/1/2055 (g)	3,100,000	2,479,274
Uniform Mortgage Backed Securities 2% 4/1/2055 (g)	1,500,000	1,200,469
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (g)	1,600,000	1,337,750
Uniform Mortgage Backed Securities 3.5% 3/1/2055 (g)	1,500,000	1,360,313
Uniform Mortgage Backed Securities 4.5% 3/1/2055 (g)	1,600,000	1,541,312
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (g)	1,900,000	1,957,148
TOTAL UNITED STATES		30,281,658
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $29,969,572)		30,281,658

U.S. Treasury Obligations - 75.2%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.5% 11/15/2054	4.77 to 4.82	1,580,000	1,584,197
US Treasury Bonds 4.625% 2/15/2055	4.53 to 4.56	730,000	747,224
US Treasury Notes 0.25% 10/31/2025	0.38	840,000	818,344
US Treasury Notes 0.25% 7/31/2025	0.27	6,029,000	5,929,474
US Treasury Notes 0.375% 12/31/2025	0.40	4,210,000	4,081,398
US Treasury Notes 0.75% 8/31/2026	0.95 to 4.64	12,364,000	11,779,125
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	53,595,000	48,626,995
US Treasury Notes 1.25% 12/31/2026	1.26	3,278,000	3,120,118
US Treasury Notes 1.25% 9/30/2028	1.45	580,000	527,505
US Treasury Notes 1.5% 1/31/2027	1.50 to 1.57	5,049,000	4,818,245
US Treasury Notes 1.875% 2/28/2027	1.71	5,600,000	5,374,469
US Treasury Notes 2.5% 2/28/2026	2.38 to 2.67	9,441,000	9,290,018
US Treasury Notes 2.625% 7/31/2029	2.83	410,000	387,257
US Treasury Notes 2.75% 5/31/2029	2.87	2,897,000	2,755,884
US Treasury Notes 2.75% 7/31/2027	2.68 to 2.71	2,880,000	2,799,225
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	13,693,000	12,493,258
US Treasury Notes 2.875% 11/30/2025	2.78 to 2.83	6,513,000	6,449,346
US Treasury Notes 2.875% 4/30/2029	2.97	600,000	574,219
US Treasury Notes 2.875% 5/15/2032	2.84 to 2.86	2,646,000	2,442,589
US Treasury Notes 3.125% 11/15/2028	2.69 to 3.01	8,510,000	8,257,359
US Treasury Notes 3.375% 5/15/2033	3.83	290,000	274,479
US Treasury Notes 3.5% 1/31/2028	3.83	1,920,000	1,895,025
US Treasury Notes 3.5% 2/15/2033	3.91	730,000	698,604
US Treasury Notes 3.5% 9/30/2029	3.56 to 3.58	7,540,000	7,379,775
US Treasury Notes 3.625% 3/31/2030	3.40 to 3.55	4,740,000	4,651,866
US Treasury Notes 3.625% 5/15/2026	4.05 to 4.16	2,030,000	2,018,943
US Treasury Notes 3.75% 6/30/2030	3.86	14,430,000	14,231,588
US Treasury Notes 3.875% 1/15/2026	3.92	1,680,000	1,676,181
US Treasury Notes 3.875% 12/31/2027	3.66 to 3.95	1,800,000	1,795,272
US Treasury Notes 3.875% 8/15/2033	4.58 to 4.77	1,350,000	1,322,525
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.80	4,680,000	4,563,161
US Treasury Notes 4% 1/15/2027	4.14	4,740,000	4,739,445
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	700,000	697,348
US Treasury Notes 4% 10/31/2029	4.14 to 4.15	6,300,000	6,294,586
US Treasury Notes 4% 6/30/2028	3.95 to 4.04	8,620,000	8,625,051
US Treasury Notes 4% 7/31/2029	3.83	200,000	199,893
US Treasury Notes 4% 7/31/2030	4.07 to 4.18	2,560,000	2,554,900
US Treasury Notes 4.125% 10/31/2026	4.15	30,000,000	30,046,875
US Treasury Notes 4.125% 11/15/2032	3.45 to 3.52	1,698,000	1,698,332
US Treasury Notes 4.125% 11/30/2031	4.13	3,110,000	3,114,495
US Treasury Notes 4.125% 2/15/2027	4.40 to 4.49	22,940,000	22,993,766
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	3,670,000	3,679,462
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	3,770,000	3,782,812
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.33	14,000,000	14,103,906
US Treasury Notes 4.25% 11/15/2034	4.78	610,000	612,383
US Treasury Notes 4.25% 12/31/2025	5.07	1,030,000	1,030,694
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.36	4,250,000	4,290,176
US Treasury Notes 4.25% 3/15/2027	4.36 to 4.42	7,250,000	7,285,967
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	3,960,000	3,997,192
US Treasury Notes 4.25% 6/30/2031	3.99 to 4.45	4,920,000	4,964,588
US Treasury Notes 4.375% 11/30/2028	4.11 to 4.15	6,350,000	6,432,104
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.31	2,016,000	2,048,051
US Treasury Notes 4.375% 12/15/2026	4.18	760,000	764,631
US Treasury Notes 4.375% 5/15/2034	4.28	670,000	679,474
US Treasury Notes 4.375% 7/31/2026	4.10	1,000,000	1,004,414
US Treasury Notes 4.5% 11/15/2025	4.06	2,400,000	2,404,500
US Treasury Notes 4.5% 3/31/2026	5.00	3,237,000	3,249,645
US Treasury Notes 4.625% 11/15/2026	4.34 to 4.68	12,958,000	13,084,037
US Treasury Notes 4.625% 3/15/2026	4.07	620,000	622,998
US Treasury Notes 4.625% 9/30/2028	4.57 to 4.76	10,550,000	10,769,654
US Treasury Notes 4.625% 9/30/2030	4.57	11,400,000	11,723,297
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.65	258,000	265,618
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	12,410,000	12,920,943
TOTAL U.S. TREASURY OBLIGATIONS (Cost $370,480,457)			364,044,905

Money Market Funds - 6.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $31,116,072)	4.35	31,109,850	31,116,072

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.658% and receive annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	3,560,000	118,179

Call Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.658% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	3,560,000	88,980

TOTAL PURCHASED SWAPTIONS (Cost $231,400)			207,159

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $503,918,142)	498,109,336
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(13,268,075)
NET ASSETS - 100.0%	484,841,261

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(425,000)	(349,027)
Ginnie Mae II Pool 4.5% 3/1/2055	(1,600,000)	(1,545,052)
Ginnie Mae II Pool 5.5% 3/1/2055	(1,975,000)	(1,980,525)
Uniform Mortgage Backed Securities 2% 3/1/2055	(2,800,000)	(2,239,344)
Uniform Mortgage Backed Securities 2.5% 3/1/2055	(2,800,000)	(2,341,063)
Uniform Mortgage Backed Securities 3% 3/1/2055	(1,600,000)	(1,394,563)
Uniform Mortgage Backed Securities 3.5% 3/1/2055	(2,600,000)	(2,357,875)
Uniform Mortgage Backed Securities 3.5% 4/1/2055	(900,000)	(816,116)
Uniform Mortgage Backed Securities 4% 3/1/2055	(3,800,000)	(3,563,094)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(6,500,000)	(6,261,582)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(1,900,000)	(1,957,148)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(24,805,389)

TOTAL TBA SALE COMMITMENTS (Proceeds $24,378,942)		(24,805,389)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	639	Jun 2025	70,988,906	1,410,379	1,410,379
CBOT 2 Year US Treasury Notes Contracts (United States)	390	Jun 2025	80,717,813	390,235	390,235
CBOT 5 Year US Treasury Notes Contracts (United States)	6	Jun 2025	647,625	9,649	9,649

TOTAL PURCHASED					1,810,263

Sold

Interest Rate Contracts
CBOT US Treasury Long Term Note Contracts (United States)	1	Jun 2025	118,094	(2,095)	(2,095)

TOTAL FUTURES CONTRACTS					1,808,168
The notional amount of futures purchased as a percentage of Net Assets is 31.3%
The notional amount of futures sold as a percentage of Net Assets is 0.0%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	4,297,000	(17,249)	0	(17,249)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	32,459,000	(32,107)	0	(32,107)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	5,000	(107)	0	(107)
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	400,000	11,145	0	11,145
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	2,642,000	31,567	0	31,567
TOTAL INTEREST RATE SWAPS							(6,751)	0	(6,751)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,317,321 or 0.9% of net assets.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,802,153.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $954,425.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,364,327	80,407,611	73,655,865	762,792	-	(1)	31,116,072	31,109,850	0.1%
Fidelity Securities Lending Cash Central Fund	-	138,129,308	138,129,308	8,493	-	-	-	-	0.0%
Total	24,364,327	218,536,919	211,785,173	771,285	-	(1)	31,116,072	31,109,850

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Collateralized Mortgage Obligations	14,673,775	-	14,673,775	-

Commercial Mortgage Securities	57,785,767	-	57,785,767	-

U.S. Government Agency - Mortgage Securities	30,281,658	-	30,281,658	-

U.S. Treasury Obligations	364,044,905	-	364,044,905	-

Money Market Funds	31,116,072	31,116,072	-	-

Purchased Swaptions	207,159	-	207,159	-
Total Investments in Securities:	498,109,336	31,116,072	466,993,264	-
Derivative Instruments:

Assets
Futures Contracts	1,810,263	1,810,263	-	-
Swaps	42,712	-	42,712	-
Total Assets	1,852,975	1,810,263	42,712	-

Liabilities
Futures Contracts	(2,095)	(2,095)	-	-
Swaps	(49,463)	-	(49,463)	-
Total Liabilities	(51,558)	(2,095)	(49,463)	-
Total Derivative Instruments:	1,801,417	1,808,168	(6,751)	-
Other Financial Instruments:

TBA Sale Commitments	(24,805,389)	-	(24,805,389)	-
Total Other Financial Instruments:	(24,805,389)	-	(24,805,389)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	1,810,263	(2,095)
Purchased Swaptions (b)	207,159	0
Swaps (c)	42,712	(49,463)
Total Interest Rate Risk	2,060,134	(51,558)
Total Value of Derivatives	2,060,134	(51,558)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(c)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $472,802,070)	$466,993,264
Fidelity Central Funds (cost $31,116,072)	31,116,072

Total Investment in Securities (cost $503,918,142)		$498,109,336
Receivable for investments sold		24,619
Receivable for TBA sale commitments		24,378,942
Receivable for fund shares sold		452,417
Interest receivable		2,834,574
Distributions receivable from Fidelity Central Funds		102,948
Receivable for daily variation margin on futures contracts		390,097
Total assets		526,292,933
Liabilities
Payable for investments purchased
Regular delivery	$525,795
Delayed delivery	15,197,549
TBA sale commitments, at value	24,805,389
Payable for fund shares redeemed	331,278
Distributions payable	303,527
Accrued management fee	112,050
Payable for daily variation margin on centrally cleared swaps	109,331
Other affiliated payables	66,753
Total liabilities		41,451,672
Net Assets		$484,841,261
Net Assets consist of:
Paid in capital		$512,608,036
Total accumulated earnings (loss)		(27,766,775)
Net Assets		$484,841,261
Net Asset Value, offering price and redemption price per share ($484,841,261 ÷ 49,495,715 shares)		$9.80
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$7,893,971
Income from Fidelity Central Funds (including $8,493 from security lending)		771,285
Total income		8,665,256
Expenses
Management fee	$664,054
Transfer agent fees	235,480
Fund wide operations fee	159,496
Independent trustees' fees and expenses	630
Total expenses before reductions	1,059,660
Expense reductions	(436)
Total expenses after reductions		1,059,224
Net Investment income (loss)		7,606,032
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(900,538)
Futures contracts	(4,314,491)
Swaps	285,204
Total net realized gain (loss)		(4,929,825)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(257,316)
Fidelity Central Funds	(1)
Futures contracts	2,313,329
Swaps	570,237
TBA Sale commitments	(402,167)
Total change in net unrealized appreciation (depreciation)		2,224,082
Net gain (loss)		(2,705,743)
Net increase (decrease) in net assets resulting from operations		$4,900,289
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,606,032	$12,882,299
Net realized gain (loss)	(4,929,825)	(2,775,833)
Change in net unrealized appreciation (depreciation)	2,224,082	15,883,424
Net increase (decrease) in net assets resulting from operations	4,900,289	25,989,890
Distributions to shareholders	(7,585,993)	(11,712,449)

Share transactions
Proceeds from sales of shares	63,115,439	139,039,393
Reinvestment of distributions	5,431,017	8,498,647
Cost of shares redeemed	(48,035,701)	(89,662,223)

Net increase (decrease) in net assets resulting from share transactions	20,510,755	57,875,817
Total increase (decrease) in net assets	17,825,051	72,153,258

Net Assets
Beginning of period	467,016,210	394,862,952
End of period	$484,841,261	$467,016,210

Other Information
Shares
Sold	6,472,758	14,532,030
Issued in reinvestment of distributions	557,387	883,580
Redeemed	(4,930,517)	(9,366,904)
Net increase (decrease)	2,099,628	6,048,706

Financial Highlights
Fidelity® Intermediate Government Income Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.85	$9.55	$9.79	$10.78	$11.15	$10.77
Income from Investment Operations
Net investment income (loss) A,B	.157	.284	.180	.115	.102	.166
Net realized and unrealized gain (loss)	(.050)	.274	(.251)	(.989)	(.220)	.376
Total from investment operations	.107	.558	(.071)	(.874)	(.118)	.542
Distributions from net investment income	(.157)	(.258)	(.169)	(.109)	(.091)	(.162)
Distributions from net realized gain	-	-	-	(.007)	(.161)	-
Total distributions	(.157)	(.258)	(.169)	(.116)	(.252)	(.162)
Net asset value, end of period	$9.80	$9.85	$9.55	$9.79	$10.78	$11.15
Total Return C,D	1.11%	5.94%	(.72)%	(8.15)%	(1.07)%	5.07%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.26% G	2.96%	1.88%	1.11%	.94%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$484,841	$467,016	$394,863	$346,975	$454,009	$551,312
Portfolio turnover rate H	161 % G	199%	113%	159%	220%	287%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations commercial mortgage securities, U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,542,182
Gross unrealized depreciation	(9,194,159)
Net unrealized appreciation (depreciation)	$(2,651,977)
Tax cost	$502,136,284

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(10,063,949)
Long-term	(10,907,831)
Total capital loss carryforward	$(20,971,780)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Intermediate Government Income Fund
Interest Rate Risk
Futures Contracts	(4,314,491)	2,313,329
Purchased Options	-	(24,241)
Swaps	285,204	570,237
Total Interest Rate Risk	(4,029,287)	2,859,325
Totals	(4,029,287)	2,859,325

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Intermediate Government Income Fund	142,401,396

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Intermediate Government Income Fund	41,556,333

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Government Income Fund	232,951,850	223,281,514
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Intermediate Government Income Fund	.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Intermediate Government Income Fund	918	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $436.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Intermediate Government Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fixed management fee rate (the management fee). In its review of the management fee and total expense ratio, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.844597.119
SLM-SANN-0425
Fidelity® Series Government Bond Index Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Government Bond Index Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Government Agency Obligations - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Financials - 0.9%
Financial Services - 0.9%
Fannie Mae 0.875% 12/18/2026	1,200,000	1,133,439
Fannie Mae 0.875% 8/5/2030	1,057,000	893,541
Fannie Mae 1.875% 9/24/2026	674,000	652,297
Fannie Mae 2.125% 4/24/2026	221,000	216,263
Fannie Mae 5.625% 7/15/2037	163,000	180,629
Fannie Mae 6.25% 5/15/2029	71,000	77,037
Fannie Mae 7.125% 1/15/2030	6,000	6,816
Fannie Mae 7.25% 5/15/2030	866,000	994,597
Federal Farm Credit Banks Funding Corp 0.72% 10/27/2026	500,000	473,111
Federal Farm Credit Banks Funding Corp 1% 10/7/2026	1,000,000	951,845
Federal Farm Credit Banks Funding Corp 1.3% 3/30/2027	130,000	122,691
Federal Farm Credit Banks Funding Corp 3% 8/3/2026	1,560,000	1,535,374
Federal Farm Credit Banks Funding Corp 5.125% 10/10/2025	800,000	804,127
Federal Home Loan Bank 1% 3/23/2026	994,500	959,486
Federal Home Loan Bank 1.25% 10/26/2026	1,060,000	1,012,156
Federal Home Loan Bank 4.375% 9/8/2028	100,000	101,221
Federal Home Loan Bank 5.5% 7/15/2036	100,000	109,595
Freddie Mac Non Gold Pool 6.25% 7/15/2032	585,000	662,016
Freddie Mac Non Gold Pool 6.75% 3/15/2031	173,000	196,882
Freddie Mac Non Gold Pool 6.75% 9/15/2029	185,000	205,780
		11,288,903
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Tennessee Valley Authority 4.625% 9/15/2060	2,440,000	2,255,327
Tennessee Valley Authority 4.875% 1/15/2048	630,000	627,799
		2,883,126
TOTAL UNITED STATES		14,172,029
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,852,016)		14,172,029

U.S. Treasury Obligations - 97.6%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.18 to 4.35	1,361,000	866,734
US Treasury Bonds 1.125% 8/15/2040	1.25 to 4.33	1,674,000	1,055,928
US Treasury Bonds 1.25% 5/15/2050	3.00 to 4.03	4,801,000	2,423,942
US Treasury Bonds 1.375% 11/15/2040	1.36 to 1.79	12,447,000	8,139,657
US Treasury Bonds 1.375% 8/15/2050	1.62 to 3.26	325,000	168,594
US Treasury Bonds 1.625% 11/15/2050	1.57 to 5.07	10,384,000	5,751,763
US Treasury Bonds 1.75% 8/15/2041	1.85 to 4.48	6,388,000	4,359,061
US Treasury Bonds 1.875% 11/15/2051	1.80 to 4.78	14,569,000	8,537,093
US Treasury Bonds 1.875% 2/15/2041	2.18 to 2.23	3,726,000	2,634,253
US Treasury Bonds 1.875% 2/15/2051	2.10 to 4.23	4,303,000	2,539,610
US Treasury Bonds 2% 11/15/2041	1.86 to 4.21	5,551,000	3,925,381
US Treasury Bonds 2% 2/15/2050	1.26 to 3.98	5,143,000	3,164,351
US Treasury Bonds 2% 8/15/2051	1.93 to 4.60	12,301,000	7,455,559
US Treasury Bonds 2.25% 2/15/2052	2.17 to 4.01	8,250,000	5,301,269
US Treasury Bonds 2.25% 5/15/2041	1.91 to 2.21	3,180,000	2,372,827
US Treasury Bonds 2.25% 8/15/2046	2.31 to 4.65	1,700,000	1,157,262
US Treasury Bonds 2.25% 8/15/2049	2.21 to 3.80	2,544,000	1,666,121
US Treasury Bonds 2.375% 11/15/2049	2.29 to 4.63	7,159,000	4,806,877
US Treasury Bonds 2.375% 2/15/2042	3.60 to 4.16	9,280,000	6,933,546
US Treasury Bonds 2.375% 5/15/2051	1.90 to 4.37	6,369,000	4,237,624
US Treasury Bonds 2.5% 2/15/2045	2.17 to 5.24	930,000	678,173
US Treasury Bonds 2.5% 2/15/2046	3.87	2,660,000	1,914,784
US Treasury Bonds 2.75% 11/15/2042	2.29	370,000	290,002
US Treasury Bonds 2.75% 11/15/2047	3.83	450,000	332,613
US Treasury Bonds 2.75% 8/15/2042	1.96 to 3.49	3,058,000	2,407,100
US Treasury Bonds 2.75% 8/15/2047	1.17 to 4.40	9,501,000	7,037,049
US Treasury Bonds 2.875% 11/15/2046	1.93 to 4.86	3,491,000	2,668,433
US Treasury Bonds 2.875% 5/15/2043	1.94 to 4.08	4,159,000	3,304,455
US Treasury Bonds 2.875% 5/15/2049	1.80 to 2.20	475,000	355,007
US Treasury Bonds 2.875% 5/15/2052	3.82 to 4.93	7,210,000	5,328,641
US Treasury Bonds 2.875% 8/15/2045	3.02	66,000	51,163
US Treasury Bonds 3% 11/15/2044	3.00 to 4.76	2,825,000	2,249,848
US Treasury Bonds 3% 11/15/2045	2.51 to 3.95	3,672,000	2,899,876
US Treasury Bonds 3% 2/15/2047	1.90 to 3.06	5,615,000	4,378,165
US Treasury Bonds 3% 2/15/2048	2.55 to 3.79	1,326,000	1,024,128
US Treasury Bonds 3% 5/15/2042	2.11 to 4.92	3,938,000	3,233,775
US Treasury Bonds 3% 5/15/2045	1.21	303,000	240,341
US Treasury Bonds 3% 5/15/2047	3.01	8,000	6,224
US Treasury Bonds 3% 8/15/2048	1.22 to 3.39	519,000	399,123
US Treasury Bonds 3% 8/15/2052	3.68 to 4.16	8,700,000	6,594,328
US Treasury Bonds 3.125% 11/15/2041	4.20	500,000	421,465
US Treasury Bonds 3.125% 2/15/2042	4.67	70,000	58,781
US Treasury Bonds 3.125% 2/15/2043	3.01 to 4.93	877,000	725,820
US Treasury Bonds 3.125% 5/15/2048	1.51 to 3.03	4,581,000	3,611,116
US Treasury Bonds 3.125% 8/15/2044	2.82 to 4.93	2,393,000	1,949,173
US Treasury Bonds 3.25% 5/15/2042	3.99 to 4.58	3,260,000	2,776,603
US Treasury Bonds 3.375% 11/15/2048	3.17 to 3.98	710,000	583,504
US Treasury Bonds 3.375% 5/15/2044	2.09 to 4.68	5,539,000	4,707,501
US Treasury Bonds 3.375% 8/15/2042	3.70 to 4.41	3,690,000	3,190,409
US Treasury Bonds 3.625% 2/15/2044	2.18 to 4.55	2,000,000	1,767,266
US Treasury Bonds 3.625% 2/15/2053	4.05 to 4.42	7,450,000	6,384,883
US Treasury Bonds 3.625% 5/15/2053	4.71	1,040,000	891,881
US Treasury Bonds 3.625% 8/15/2043	2.68 to 4.23	2,541,000	2,251,663
US Treasury Bonds 3.75% 11/15/2043	2.85 to 4.88	7,025,000	6,329,360
US Treasury Bonds 3.75% 8/15/2041	1.23 to 2.92	275,000	252,817
US Treasury Bonds 3.875% 2/15/2043	4.32	480,000	442,913
US Treasury Bonds 3.875% 5/15/2043	4.12 to 4.53	22,860,000	21,027,365
US Treasury Bonds 3.875% 8/15/2040	2.76 to 3.64	2,366,000	2,225,888
US Treasury Bonds 4% 11/15/2042	4.10 to 4.71	5,050,000	4,747,986
US Treasury Bonds 4% 11/15/2052	3.65 to 5.01	7,980,000	7,314,480
US Treasury Bonds 4.125% 8/15/2053	4.79 to 5.07	4,540,000	4,257,491
US Treasury Bonds 4.25% 11/15/2040	2.90	92,000	90,282
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.79	4,060,000	3,894,587
US Treasury Bonds 4.25% 8/15/2054	4.12 to 4.48	4,070,000	3,911,016
US Treasury Bonds 4.375% 11/15/2039	1.85	523,000	523,184
US Treasury Bonds 4.375% 2/15/2038	4.20 to 4.65	1,250,000	1,263,867
US Treasury Bonds 4.375% 5/15/2040	4.75	540,000	539,177
US Treasury Bonds 4.375% 8/15/2043	4.49 to 5.26	1,540,000	1,513,531
US Treasury Bonds 4.5% 2/15/2036 (c)	0.91 to 4.55	2,581,000	2,665,992
US Treasury Bonds 4.5% 2/15/2044	4.29 to 4.50	6,850,000	6,827,523
US Treasury Bonds 4.5% 5/15/2038	3.83	650,000	665,463
US Treasury Bonds 4.625% 11/15/2044	4.86	2,650,000	2,678,984
US Treasury Bonds 4.625% 2/15/2040	2.25 to 3.63	1,569,000	1,610,493
US Treasury Bonds 4.625% 5/15/2054	4.35 to 4.85	3,020,000	3,084,293
US Treasury Bonds 4.75% 11/15/2053	4.21 to 4.83	18,350,000	19,073,248
US Treasury Bonds 4.75% 2/15/2041	2.97 to 4.48	432,000	448,453
US Treasury Bonds 5% 5/15/2037	1.50 to 4.24	1,471,000	1,580,463
US Treasury Bonds 5.25% 11/15/2028	2.67 to 3.66	2,005,000	2,090,526
US Treasury Bonds 5.25% 2/15/2029	1.40 to 4.23	10,944,000	11,483,077
US Treasury Bonds 5.375% 2/15/2031	3.70	1,960,000	2,094,750
US Treasury Bonds 5.5% 8/15/2028	3.81 to 4.45	4,147,000	4,359,696
US Treasury Bonds 6.25% 5/15/2030	3.44 to 3.70	6,070,000	6,698,103
US Treasury Bonds 6.375% 8/15/2027	3.71	1,460,000	1,543,038
US Treasury Bonds 6.5% 11/15/2026	3.61	980,000	1,024,674
US Treasury Notes 0.25% 6/30/2025	0.38	273,000	269,466
US Treasury Notes 0.375% 7/31/2027	0.74 to 4.39	23,102,000	21,205,109
US Treasury Notes 0.375% 9/30/2027	0.62 to 1.16	1,530,000	1,396,364
US Treasury Notes 0.5% 10/31/2027	1.42 to 1.46	5,860,000	5,349,539
US Treasury Notes 0.5% 4/30/2027	0.55 to 4.81	8,887,000	8,251,371
US Treasury Notes 0.5% 5/31/2027	1.27 to 3.75	5,115,000	4,735,371
US Treasury Notes 0.5% 6/30/2027	0.49 to 3.88	4,825,000	4,455,397
US Treasury Notes 0.5% 8/31/2027	0.49 to 4.24	4,183,000	3,840,353
US Treasury Notes 0.625% 11/30/2027	1.35 to 4.30	6,368,000	5,818,014
US Treasury Notes 0.625% 12/31/2027	0.64 to 0.76	2,957,000	2,693,989
US Treasury Notes 0.625% 3/31/2027	0.51 to 3.59	7,056,000	6,586,611
US Treasury Notes 0.625% 5/15/2030	0.65 to 3.53	3,797,000	3,193,336
US Treasury Notes 0.625% 7/31/2026	0.70 to 4.64	10,650,000	10,154,525
US Treasury Notes 0.625% 8/15/2030	1.15 to 4.06	11,548,000	9,626,792
US Treasury Notes 0.75% 1/31/2028	1.66 to 4.33	6,097,000	5,560,893
US Treasury Notes 0.75% 3/31/2026	0.76 to 4.59	10,784,000	10,404,875
US Treasury Notes 0.75% 4/30/2026	0.85 to 4.58	15,816,000	15,219,193
US Treasury Notes 0.75% 5/31/2026	2.73 to 4.95	10,550,000	10,128,000
US Treasury Notes 0.75% 8/31/2026	0.77 to 4.24	16,762,000	15,969,079
US Treasury Notes 0.875% 11/15/2030	0.91 to 4.32	16,129,000	13,542,060
US Treasury Notes 0.875% 6/30/2026	0.87 to 5.01	26,656,000	25,567,894
US Treasury Notes 0.875% 9/30/2026	2.91	256,000	243,750
US Treasury Notes 1% 7/31/2028	2.37 to 3.68	1,010,000	914,642
US Treasury Notes 1.125% 10/31/2026	4.30 to 4.96	6,850,000	6,533,455
US Treasury Notes 1.125% 2/28/2027	1.22 to 4.61	5,768,000	5,454,590
US Treasury Notes 1.125% 2/29/2028	4.50	2,710,000	2,494,153
US Treasury Notes 1.125% 8/31/2028	1.09 to 1.54	1,748,000	1,585,969
US Treasury Notes 1.25% 11/30/2026	3.62 to 4.76	7,908,000	7,543,182
US Treasury Notes 1.25% 12/31/2026	4.34 to 4.36	1,130,000	1,075,575
US Treasury Notes 1.25% 3/31/2028	1.91 to 4.36	1,660,000	1,530,183
US Treasury Notes 1.25% 4/30/2028	1.28 to 4.33	8,813,000	8,104,517
US Treasury Notes 1.25% 5/31/2028	3.88 to 3.97	9,250,000	8,486,875
US Treasury Notes 1.25% 6/30/2028	0.99 to 4.20	9,260,000	8,476,517
US Treasury Notes 1.25% 8/15/2031	1.31 to 4.69	19,994,000	16,794,179
US Treasury Notes 1.25% 9/30/2028	1.56 to 4.27	2,220,000	2,019,073
US Treasury Notes 1.375% 10/31/2028	1.32 to 4.88	3,480,000	3,172,917
US Treasury Notes 1.375% 11/15/2031	1.44 to 4.50	18,323,000	15,409,929
US Treasury Notes 1.375% 12/31/2028	1.82 to 4.09	8,811,000	7,996,327
US Treasury Notes 1.375% 8/31/2026	0.49 to 4.18	9,588,000	9,222,458
US Treasury Notes 1.5% 1/31/2027	1.25	4,376,000	4,176,003
US Treasury Notes 1.5% 11/30/2028	1.70 to 4.34	12,376,000	11,312,921
US Treasury Notes 1.5% 2/15/2030	0.69 to 4.40	14,272,000	12,665,285
US Treasury Notes 1.5% 8/15/2026	2.53 to 2.84	192,000	185,190
US Treasury Notes 1.625% 10/31/2026	1.31	3,500,000	3,366,426
US Treasury Notes 1.625% 2/15/2026	3.20	10,000	9,763
US Treasury Notes 1.625% 5/15/2026	2.69 to 4.94	12,822,000	12,454,870
US Treasury Notes 1.625% 5/15/2031	1.25 to 4.49	14,413,000	12,488,076
US Treasury Notes 1.625% 8/15/2029	0.82 to 4.70	6,158,000	5,571,547
US Treasury Notes 1.625% 9/30/2026	1.50 to 4.59	2,159,000	2,080,989
US Treasury Notes 1.75% 1/31/2029	3.53 to 3.89	8,680,000	7,978,819
US Treasury Notes 1.75% 11/15/2029	1.16 to 3.55	8,229,000	7,446,924
US Treasury Notes 1.875% 2/15/2032	1.84 to 4.20	10,830,000	9,370,747
US Treasury Notes 1.875% 2/28/2027	4.55	4,800,000	4,606,687
US Treasury Notes 1.875% 2/28/2029	4.23 to 4.27	5,390,000	4,970,801
US Treasury Notes 1.875% 7/31/2026	1.55	105,000	101,894
US Treasury Notes 2% 11/15/2026	1.70 to 4.29	2,652,000	2,564,360
US Treasury Notes 2.25% 11/15/2027	1.55 to 4.34	4,563,000	4,363,191
US Treasury Notes 2.25% 2/15/2027	2.44	1,829,000	1,769,272
US Treasury Notes 2.25% 8/15/2027	1.63 to 2.66	1,597,000	1,533,182
US Treasury Notes 2.375% 3/31/2029	2.87 to 2.89	3,930,000	3,690,516
US Treasury Notes 2.375% 4/30/2026	1.46 to 2.28	626,000	613,871
US Treasury Notes 2.375% 5/15/2027	3.15	4,000	3,863
US Treasury Notes 2.375% 5/15/2029	0.86 to 3.24	3,505,000	3,286,211
US Treasury Notes 2.5% 3/31/2027	3.54	20,290,000	19,697,944
US Treasury Notes 2.625% 2/15/2029	2.37 to 4.27	4,831,000	4,589,450
US Treasury Notes 2.625% 5/31/2027	2.71 to 4.40	3,380,000	3,281,769
US Treasury Notes 2.625% 7/31/2029	4.03	1,681,000	1,587,757
US Treasury Notes 2.75% 2/15/2028	1.74 to 3.15	1,089,000	1,052,246
US Treasury Notes 2.75% 4/30/2027	4.55	4,700,000	4,580,480
US Treasury Notes 2.75% 5/31/2029	2.72 to 3.04	880,000	837,134
US Treasury Notes 2.75% 7/31/2027	2.71 to 4.12	4,416,000	4,292,145
US Treasury Notes 2.75% 8/15/2032	3.16 to 4.06	6,420,000	5,857,498
US Treasury Notes 2.75% 8/31/2025	2.81	17,000	16,871
US Treasury Notes 2.875% 11/30/2025	1.73 to 2.74	629,000	622,853
US Treasury Notes 2.875% 4/30/2025	1.59	47,000	46,891
US Treasury Notes 2.875% 4/30/2029	3.48 to 4.75	13,630,000	13,044,336
US Treasury Notes 2.875% 5/15/2028	1.40 to 4.05	5,922,000	5,726,990
US Treasury Notes 2.875% 5/15/2032	2.67 to 4.73	9,980,000	9,212,788
US Treasury Notes 2.875% 5/31/2025	2.65	104,000	103,633
US Treasury Notes 2.875% 8/15/2028	0.89 to 4.16	13,312,000	12,838,280
US Treasury Notes 3% 10/31/2025	2.39	9,000	8,927
US Treasury Notes 3.125% 11/15/2028	1.32 to 2.72	3,448,000	3,345,638
US Treasury Notes 3.125% 8/31/2027	3.31 to 4.08	4,070,000	3,987,964
US Treasury Notes 3.125% 8/31/2029	3.27 to 4.48	7,290,000	7,025,453
US Treasury Notes 3.25% 6/30/2027	2.72 to 3.47	3,060,000	3,011,829
US Treasury Notes 3.25% 6/30/2029	2.71 to 4.12	8,430,000	8,175,783
US Treasury Notes 3.375% 5/15/2033	3.63 to 3.95	7,830,000	7,410,973
US Treasury Notes 3.375% 9/15/2027	3.83 to 4.11	3,370,000	3,321,820
US Treasury Notes 3.5% 1/31/2030	4.86	1,560,000	1,523,986
US Treasury Notes 3.5% 2/15/2033	3.43 to 4.17	12,640,000	12,096,381
US Treasury Notes 3.5% 9/30/2026	4.20	14,000,000	13,886,797
US Treasury Notes 3.5% 9/30/2029	4.02	32,210,000	31,525,538
US Treasury Notes 3.625% 3/31/2030	4.10	4,420,000	4,337,816
US Treasury Notes 3.625% 8/31/2029	3.72 to 4.09	15,660,000	15,417,759
US Treasury Notes 3.75% 12/31/2028	3.83	3,270,000	3,240,749
US Treasury Notes 3.75% 5/31/2030	3.57	5,080,000	5,011,142
US Treasury Notes 3.75% 6/30/2030	4.63	2,020,000	1,992,225
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.13	5,130,000	5,116,173
US Treasury Notes 3.875% 11/30/2029	3.45	930,000	924,333
US Treasury Notes 3.875% 12/31/2027	3.62	5,820,000	5,804,713
US Treasury Notes 3.875% 12/31/2029	4.28	1,410,000	1,401,022
US Treasury Notes 3.875% 8/15/2033	4.17 to 4.91	13,600,000	13,323,219
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.28	8,490,000	8,278,041
US Treasury Notes 3.875% 9/30/2029	4.35	2,070,000	2,057,871
US Treasury Notes 4% 1/15/2027	3.91 to 4.14	11,500,000	11,498,652
US Treasury Notes 4% 1/31/2031	4.28 to 4.40	4,600,000	4,582,570
US Treasury Notes 4% 10/31/2029	3.72 to 4.15	5,800,000	5,795,016
US Treasury Notes 4% 12/15/2027	4.32 to 4.48	6,110,000	6,114,665
US Treasury Notes 4% 2/15/2034	3.95 to 4.69	14,210,000	14,016,278
US Treasury Notes 4% 2/28/2030	4.58	1,500,000	1,499,766
US Treasury Notes 4% 2/29/2028	4.17	2,430,000	2,431,424
US Treasury Notes 4% 6/30/2028	4.31	5,140,000	5,143,012
US Treasury Notes 4% 7/31/2029	4.32	4,700,000	4,697,512
US Treasury Notes 4.125% 1/31/2027	4.36	2,570,000	2,575,622
US Treasury Notes 4.125% 10/31/2026	4.20	5,130,000	5,138,016
US Treasury Notes 4.125% 10/31/2027	3.50 to 4.23	10,520,000	10,559,450
US Treasury Notes 4.125% 10/31/2029	4.15 to 4.39	6,040,000	6,068,313
US Treasury Notes 4.125% 11/15/2027	4.11	12,510,000	12,556,424
US Treasury Notes 4.125% 11/15/2032	3.50 to 4.44	6,120,000	6,121,195
US Treasury Notes 4.125% 11/30/2031	4.46 to 4.56	2,260,000	2,263,266
US Treasury Notes 4.125% 2/29/2032	4.12	9,260,000	9,271,575
US Treasury Notes 4.125% 7/31/2031	4.22	2,200,000	2,204,285
US Treasury Notes 4.125% 8/31/2030	4.66	1,700,000	1,705,777
US Treasury Notes 4.25% 1/15/2028	4.24	12,310,000	12,401,363
US Treasury Notes 4.25% 1/31/2030	4.33	6,190,000	6,254,802
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	18,640,000	18,712,813
US Treasury Notes 4.25% 11/30/2026	4.01 to 4.15	40,540,000	40,695,192
US Treasury Notes 4.25% 2/15/2028	3.97	25,150,000	25,346,467
US Treasury Notes 4.25% 2/28/2031	3.87 to 4.27	17,860,000	18,028,833
US Treasury Notes 4.375% 1/31/2032	4.44	5,020,000	5,102,359
US Treasury Notes 4.375% 5/15/2034	3.73 to 4.38	8,480,000	8,599,912
US Treasury Notes 4.375% 8/31/2028	4.60	2,290,000	2,318,357
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.56	8,960,000	9,173,850
US Treasury Notes 4.5% 5/31/2029	4.35	4,050,000	4,127,203
US Treasury Notes 4.625% 4/30/2031	4.08 to 4.36	11,580,000	11,922,424
US Treasury Notes 4.625% 9/30/2030	4.28 to 4.38	3,370,000	3,465,571
US Treasury Notes 4.875% 10/31/2028	4.13 to 4.16	4,800,000	4,941,750
US Treasury Notes 4.875% 10/31/2030	4.91	770,000	801,702
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,274,142,790)			1,221,862,028

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.35	17,443,469	17,446,957
Fidelity Securities Lending Cash Central Fund (d)(e)	4.35	1,164,704	1,164,820
TOTAL MONEY MARKET FUNDS (Cost $18,611,777)			18,611,777

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,307,606,583)	1,254,645,834
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(2,372,367)
NET ASSETS - 100.0%	1,252,273,467

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,771,729	70,838,832	58,163,604	124,158	-	-	17,446,957	17,443,469	0.0%
Fidelity Securities Lending Cash Central Fund	1,209,300	64,246,154	64,290,634	1,715	-	-	1,164,820	1,164,704	0.0%
Total	5,981,029	135,084,986	122,454,238	125,873	-	-	18,611,777	18,608,173

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government Agency Obligations
Financials	11,288,903	-	11,288,903	-
Utilities	2,883,126	-	2,883,126	-

U.S. Treasury Obligations	1,221,862,028	-	1,221,862,028	-

Money Market Funds	18,611,777	18,611,777	-	-
Total Investments in Securities:	1,254,645,834	18,611,777	1,236,034,057	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,145,317) - See accompanying schedule:
Unaffiliated issuers (cost $1,288,994,806)	$1,236,034,057
Fidelity Central Funds (cost $18,611,777)	18,611,777

Total Investment in Securities (cost $1,307,606,583)		$1,254,645,834
Receivable for investments sold		15,278,629
Receivable for fund shares sold		136,386,941
Interest receivable		5,619,593
Distributions receivable from Fidelity Central Funds		35,696
Total assets		1,411,966,693
Liabilities
Payable for investments purchased	$155,481,993
Payable for fund shares redeemed	3,043,604
Other payables and accrued expenses	2,809
Collateral on securities loaned	1,164,820
Total liabilities		159,693,226
Net Assets		$1,252,273,467
Net Assets consist of:
Paid in capital		$1,336,345,675
Total accumulated earnings (loss)		(84,072,208)
Net Assets		$1,252,273,467
Net Asset Value, offering price and redemption price per share ($1,252,273,467 ÷ 136,086,521 shares)		$9.20
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$17,496,080
Income from Fidelity Central Funds (including $1,715 from security lending)		125,873
Total income		17,621,953
Expenses
Custodian fees and expenses	$5,474
Independent trustees' fees and expenses	1,322
Total expenses before reductions	6,796
Expense reductions	(33)
Total expenses after reductions		6,763
Net Investment income (loss)		17,615,190
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,537,035)
Total net realized gain (loss)		(3,537,035)
Change in net unrealized appreciation (depreciation) on investment securities		(5,880,971)
Net gain (loss)		(9,418,006)
Net increase (decrease) in net assets resulting from operations		$8,197,184
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,615,190	$26,552,549
Net realized gain (loss)	(3,537,035)	(7,222,290)
Change in net unrealized appreciation (depreciation)	(5,880,971)	32,383,836
Net increase (decrease) in net assets resulting from operations	8,197,184	51,714,095
Distributions to shareholders	(17,612,161)	(26,552,320)

Share transactions
Proceeds from sales of shares	375,584,247	273,539,519
Reinvestment of distributions	17,599,429	26,547,116
Cost of shares redeemed	(70,770,221)	(141,329,574)

Net increase (decrease) in net assets resulting from share transactions	322,413,455	158,757,061
Total increase (decrease) in net assets	312,998,478	183,918,836

Net Assets
Beginning of period	939,274,989	755,356,153
End of period	$1,252,273,467	$939,274,989

Other Information
Shares
Sold	40,898,953	30,204,345
Issued in reinvestment of distributions	1,923,848	2,932,623
Redeemed	(7,742,021)	(15,568,212)
Net increase (decrease)	35,080,780	17,568,756

Financial Highlights
Fidelity® Series Government Bond Index Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.30	$9.05	$9.46	$10.73	$11.23	$10.76
Income from Investment Operations
Net investment income (loss) A,B	.159	.291	.228	.133	.118	.197
Net realized and unrealized gain (loss)	(.100)	.250	(.412)	(1.270)	(.323)	.504
Total from investment operations	.059	.541	(.184)	(1.137)	(.205)	.701
Distributions from net investment income	(.159)	(.291)	(.226)	(.133)	(.125)	(.200)
Distributions from net realized gain	-	-	-	-	(.170)	(.031)
Total distributions	(.159)	(.291)	(.226)	(.133)	(.295)	(.231)
Net asset value, end of period	$9.20	$9.30	$9.05	$9.46	$10.73	$11.23
Total Return C,D	.66%	6.11%	(1.96)%	(10.66)%	(1.85)%	6.60%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	3.52% H	3.22%	2.48%	1.32%	1.11%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,252,273	$939,275	$755,356	$589,742	$570,934	$240,514
Portfolio turnover rate I	21 % H	23%	26%	41%	23%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Series Government Bond Index Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,062,353
Gross unrealized depreciation	(60,000,518)
Net unrealized appreciation (depreciation)	$(53,938,165)
Tax cost	$1,308,583,999

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(6,062,827)
Long-term	(20,965,108)
Total capital loss carryforward	$(27,027,935)

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Government Bond Index Fund	183	-	-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $33.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Government Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2026.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9891226.106
XGB-SANN-0425
Fidelity® Total Bond K6 Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Total Bond K6 Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 7.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/19/2037 (b)(c)(d)	4,549,000	4,578,177
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/20/2037 (b)(c)(d)	3,992,000	4,007,465
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.8403% 4/23/2037 (b)(c)(d)	7,100,000	7,143,054
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 7/18/2037 (b)(c)(d)	5,608,000	5,635,289
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (b)(c)(d)	175,000	177,365
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8032% 7/20/2037 (b)(c)(d)	2,253,000	2,260,514
Midocean Credit Clo Xv Ltd Series 2024-15A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5432% 7/21/2037 (b)(c)(d)	250,000	255,527
Peebles Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/21/2037 (b)(c)(d)	18,000,000	18,116,118
TOTAL BAILIWICK OF JERSEY		42,173,509
BERMUDA - 0.1%
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 5.6511% 1/15/2037 (b)(c)(d)	7,000,000	7,037,856
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	453,259	459,886
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	1,083,068	1,095,690
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (d)	1,436,283	1,442,839
TOTAL CANADA		2,998,415
GRAND CAYMAN (UK OVERSEAS TER) - 3.4%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.3816% 7/20/2034 (b)(c)(d)	100,000	101,324
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.7001% 7/22/2037 (b)(c)(d)	1,558,000	1,563,277
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6429% 7/17/2037 (b)(c)(d)	3,208,000	3,222,436
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5448% 4/20/2034 (b)(c)(d)	2,222,000	2,225,968
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8076% 4/16/2037 (b)(c)(d)	2,803,000	2,820,906
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 7/20/2034 (b)(c)(d)	992,000	992,845
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7332% 7/21/2037 (b)(c)(d)	4,615,000	4,627,950
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (b)(c)(d)	150,000	150,073
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	3,010,579	3,012,729
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5917% 4/25/2034 (b)(c)(d)	657,000	657,329
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (b)(c)(d)	100,000	102,999
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.672% 10/15/2037 (b)(c)(d)	923,000	927,121
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.632% 1/15/2035 (b)(c)(d)	1,808,000	1,811,988
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6336% 4/15/2034 (b)(c)(d)	3,233,000	3,236,233
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.562% 1/15/2038 (b)(c)(d)	860,000	865,384
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0432% 1/20/2037 (b)(c)(d)	2,868,000	2,886,347
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6632% 10/20/2037 (b)(c)(d)	2,246,000	2,256,107
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5817% 4/25/2034 (b)(c)(d)	1,437,000	1,438,742
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3218% 3/30/2038 (b)(c)(d)	125,000	125,000
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.552% 7/15/2039 (b)(c)(d)	250,000	255,328
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6029% 1/17/2035 (b)(c)(d)	1,857,000	1,862,435
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 2.75% 4/22/2038 (b)(c)(d)(e)	150,000	150,000
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.802% 7/15/2037 (b)(c)(d)	250,000	253,412
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0432% 10/20/2037 (b)(c)(d)	100,000	103,035
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.5536% 4/15/2029 (b)(c)(d)	91,409	91,504
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6032% 1/20/2038 (b)(c)(d)	2,890,000	2,915,776
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7101% 7/25/2037 (b)(c)(d)	3,813,000	3,835,535
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	153,859
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 5.6917% 10/25/2034 (b)(c)(d)	838,000	838,000
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 1.2% 1/25/2038 (b)(c)(d)	3,694,000	3,694,000
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1432% 7/20/2036 (b)(c)(d)	1,424,000	1,428,423
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/20/2037 (b)(c)(d)	11,690,000	11,712,772
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6048% 4/20/2034 (b)(c)(d)	1,199,000	1,200,199
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	100,000	100,480
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 1% 4/18/2035 (b)(c)(d)	4,585,000	4,585,000
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7248% 10/20/2034 (b)(c)(d)	4,015,000	4,021,231
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 5.6645% 7/17/2034 (b)(c)(d)	9,421,000	9,421,000
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5901% 4/20/2035 (b)(c)(d)	2,199,000	2,204,720
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.8232% 4/18/2037 (b)(c)(d)	2,761,000	2,772,420
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.682% 7/15/2037 (b)(c)(d)	3,032,000	3,046,056
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7135% 2/20/2035 (b)(c)(d)	1,503,000	1,503,300
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8329% 4/17/2037 (b)(c)(d)	3,479,000	3,492,822
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.8136% 1/15/2034 (b)(c)(d)	4,175,000	4,178,165
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.692% 10/15/2037 (b)(c)(d)	3,618,000	3,636,090
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.682% 10/15/2037 (b)(c)(d)	2,414,000	2,418,053
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.7019% 5/20/2036 (b)(c)(d)	4,613,000	4,625,340
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/19/2037 (b)(c)(d)	2,487,000	2,505,829
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6646% 11/16/2034 (b)(c)(d)	725,320	729,258
Flatiron Rr Clo 27 Ltd Series 2024-3A Class A2, CME Term SOFR 3 month Index + 1.5%, 6.0527% 10/18/2037 (b)(c)(d)	1,680,000	1,685,630
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	826,953	795,943
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6817% 10/22/2034 (b)(c)(d)	960,000	962,993
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.852% 4/15/2037 (b)(c)(d)	2,354,000	2,368,331
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.632% 4/15/2035 (b)(c)(d)	2,253,000	2,259,157
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8901% 1/22/2037 (b)(c)(d)	7,328,000	7,389,321
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 4/19/2034 (b)(c)(d)	1,690,000	1,693,520
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6517% 1/22/2035 (b)(c)(d)	1,540,000	1,544,437
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.8101% 4/25/2037 (b)(c)(d)	2,929,000	2,949,770
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	1,325,000	1,325,522
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 10/20/2034 (b)(c)(d)	305,000	305,153
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.0901% 4/22/2036 (b)(c)(d)	881,000	882,062
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1433% 10/25/2037 (b)(c)(d)	1,565,000	1,575,046
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	2,342,000	2,356,841
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5748% 4/20/2034 (b)(c)(d)	1,158,000	1,160,445
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6917% 1/25/2035 (b)(c)(d)	1,132,000	1,134,282
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.652% 7/15/2037 (b)(c)(d)	2,024,000	2,034,420
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	3,706,000	3,719,260
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.542% 1/15/2038 (b)(c)(d)	3,933,000	3,957,125
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6248% 10/20/2030 (b)(c)(d)	611,741	613,515
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6932% 7/18/2038 (b)(c)(d)	2,803,000	2,820,645
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6432% 7/20/2037 (b)(c)(d)	5,028,000	5,056,453
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8432% 7/20/2037 (b)(c)(d)	200,000	203,930
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5801% 1/22/2038 (b)(c)(d)	4,267,000	4,292,721
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6232% 10/20/2037 (b)(c)(d)	3,402,000	3,421,630
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/20/2037 (b)(c)(d)	3,375,000	3,389,385
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9432% 4/20/2037 (b)(c)(d)	250,000	250,962
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.4619% 2/20/2038 (b)(c)(d)	3,105,000	3,106,553
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.8219% 2/20/2038 (b)(c)(d)	150,000	149,999
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	1,569,000	1,576,494
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (b)(c)(d)	100,000	102,985
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9932% 7/20/2037 (b)(c)(d)	500,000	511,084
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	2,437,000	2,441,031
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (b)(c)(d)	250,000	251,987
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 0.8% 2/15/2033 (b)(c)(d)(e)	4,588,000	4,588,000
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6848% 10/20/2034 (b)(c)(d)	1,254,000	1,256,729
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	670,197	628,611
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6748% 4/20/2034 (b)(c)(d)	1,717,000	1,719,399
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.852% 4/15/2037 (b)(c)(d)	17,800,000	17,880,883
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (b)(c)(d)	125,000	127,911
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.652% 10/15/2039 (b)(c)(d)	2,003,000	2,012,014
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.642% 1/15/2037 (b)(c)(d)	1,862,000	1,867,160
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6103% 4/23/2035 (b)(c)(d)	1,936,000	1,939,601
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	2,102,000	2,114,551
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6348% 4/20/2033 (b)(c)(d)	1,610,392	1,612,909
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (c)(d)	457,337	439,877
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	804,327	764,263
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0932% 1/20/2037 (b)(c)(d)	2,007,000	2,021,864
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	2,051,000	2,063,888
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	1,595,000	1,600,699
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		221,685,791
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	1,969,096	1,989,442
MULTI-NATIONAL - 0.1%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 7/20/2035 (b)(c)(d)	1,188,000	1,188,000
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 1.18% 4/20/2038 (b)(c)(d)	1,188,000	1,188,000
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8001% 7/27/2037 (b)(c)(d)	2,845,000	2,858,044
TOTAL MULTI-NATIONAL		5,234,044
UNITED STATES - 2.9%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	2,081,790	2,138,579
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	1,977,076	2,031,008
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	2,457,000	2,506,140
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)	133,785	121,076
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)	24,712	23,971
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	528,019	509,543
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	220,258	133,310
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	4,925,523	4,661,602
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	1,734,680	1,602,580
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (d)	1,050,803	1,068,019
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	600,000	604,831
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	299,354	300,041
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6401% 7/20/2037 (b)(c)(d)	3,344,966	3,357,008
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	1,293,000	1,299,217
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	3,396,000	3,442,186
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	211,671	203,222
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	81,504	72,941
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (d)	787,523	793,574
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (d)	1,500,000	1,503,702
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6936% 1/15/2035 (b)(c)(d)	1,299,000	1,302,557
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	1,598,711	1,480,644
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	485,442	488,112
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	471,000	477,054
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	112,263	108,895
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	594,899	556,246
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	488,890	370,334
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	119,077	115,232
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6101% 4/20/2035 (b)(c)(d)	1,721,000	1,722,122
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	297,988	295,350
Cldcd Series 2024-2A Class A2, 5.923% 11/22/2049 (d)	675,000	687,139
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (b)(c)(d)	150,000	154,264
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	3,031,800	2,972,421
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	6,118,875	5,984,348
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (d)	9,196,088	8,017,141
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	1,574,123	1,503,797
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (d)	6,178,455	5,686,363
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	171,442	172,045
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	421,000	427,533
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	700,000	701,872
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (d)	1,500,000	1,511,266
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (d)	2,880,400	2,846,150
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (d)	2,321,280	2,200,670
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (d)	5,699,823	5,271,654
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (d)	13,225,028	11,886,768
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.812% 7/15/2037 (b)(c)(d)	2,790,000	2,807,895
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (d)	900,000	910,874
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	1,499,776	1,510,248
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.7719% 1/15/2038 (b)(c)(d)	4,364,000	4,385,821
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	2,645,000	2,658,359
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	5,693,000	5,787,504
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	869,000	876,723
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	419,000	420,489
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	3,040,000	3,063,703
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9932% 7/20/2037 (b)(c)(d)	250,000	254,614
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	3,772,000	3,781,030
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	4,039,000	4,061,909
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	500,000	504,945
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	1,005,329	981,288
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (d)	700,000	707,275
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,629,000	1,644,396
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	3,175,000	3,229,886
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	563,694	569,387
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	1,600,000	1,618,583
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (d)	3,900,000	3,772,039
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	2,275,000	2,282,774
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	595,196	605,344
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	919,600	865,001
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	1,267,168	1,228,761
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	976,390	910,158
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	1,200,000	1,204,280
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.985% 7/25/2054 (b)(c)(d)	1,054,408	1,054,071
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	475,540	465,523
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2023-1A Class B, 5.75% 9/15/2048 (d)	250,000	242,796
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class A2, 4.992% 9/15/2049 (d)	47,000	46,399
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (d)	105,000	104,541
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	733,067	696,413
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	148,089	134,761
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	498,000	485,433
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	381,000	353,669
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (d)	87,656	87,816
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (d)	3,810,000	3,813,074
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	8,431,868	8,814,673
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	9,107,175	9,302,854
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	5,790,488	5,984,421
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	4,407,953	4,479,349
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	4,596,480	4,575,066
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	2,173,553	2,179,274
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (d)	750,000	786,873
T-Mobile US Trust Series 2025-1A Class A, 4.74% 11/20/2029 (d)	700,000	700,438
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)	697,433	699,581
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (d)	1,117,516	1,124,091
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	291,037	291,705
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	427,266	427,685
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	921,611	922,872
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (d)	1,500,000	1,540,107
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (d)	483,000	508,980
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	550,000	555,653
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (d)	981,000	978,970
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	3,132,000	3,147,431
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	758,394	784,669
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	514,000	517,726
TOTAL UNITED STATES		189,762,727
TOTAL ASSET-BACKED SECURITIES (Cost $467,970,114)		470,881,784

Bank Loan Obligations - 0.3%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (b)(c)(f)	35,000	31,350
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6821% 8/14/2026 (b)(c)(f)	75,000	65,039
TOTAL FRANCE		96,389
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 8/27/2028 (b)(c)(f)	252,382	201,906
UNITED KINGDOM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 12/12/2026 (b)(c)(f)	205,000	201,976
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4383% 7/21/2030 (b)(c)(f)	300,570	298,316
TOTAL UNITED KINGDOM		500,292
UNITED STATES - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (b)(c)(f)	558,701	514,105
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (b)(c)(f)	1,573,085	1,359,869
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (c)(f)	403,163	374,941
		1,734,810
Hotels, Restaurants & Leisure - 0.1%
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 4/1/2029 (b)(c)(f)	374,577	359,437
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 1/28/2032 (b)(c)(f)	335,000	331,928
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/31/2031 (b)(c)(f)	295,000	289,100
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (b)(c)(f)	1,454,090	1,402,471
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2026 (b)(c)(f)	89,766	87,297
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (b)(c)(f)	558,915	539,353
		3,009,586
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 6/29/2028 (b)(c)(f)	819,873	777,445
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 10/30/2027 (b)(c)(f)	468,353	464,255
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6738% 10/30/2027 (b)(c)(f)	194,500	193,527
		1,435,227
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1674% 6/6/2031 (b)(c)(f)	964,813	938,841
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0407% 9/10/2029 (b)(c)(f)	338,487	317,700
		1,256,541
TOTAL CONSUMER DISCRETIONARY		7,950,269

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.6162% 8/2/2028 (b)(c)(f)	30,000	29,865
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 10/30/2028 (b)(c)(f)(g)	1,165,000	1,077,625
Financials - 0.0%
Financial Services - 0.0%
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/12/2032 (b)(c)(f)	360,000	360,090
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6883% 1/31/2028 (b)(c)(f)	375,000	366,270
TOTAL FINANCIALS		726,360

Health Care - 0.0%
Health Care Providers & Services - 0.0%
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 7/1/2031 (b)(c)(f)	228,850	182,126
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5902% 1/31/2029 (b)(c)(f)	110,431	108,182
		290,308
Health Care Technology - 0.0%
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/17/2032 (b)(c)(f)(g)	65,000	64,106
Pharmaceuticals - 0.0%
Bausch Health Cos Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/27/2027 (b)(c)(f)(g)	75,000	74,522
TOTAL HEALTH CARE		428,936

Industrials - 0.1%
Air Freight & Logistics - 0.0%
Stonepeak Nile Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/3/2032 (b)(c)(f)(g)	325,000	323,882
Commercial Services & Supplies - 0.1%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (b)(c)(f)	194,575	191,626
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (b)(c)(f)	1,386,420	1,343,524
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (b)(c)(f)	478,782	424,502
		1,959,652
Passenger Airlines - 0.0%
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3223% 11/30/2025 (b)(c)(f)	141,916	141,207
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 12/30/2028 (b)(c)(f)	603,470	583,103
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9383% 6/2/2028 (b)(c)(f)	471,346	468,989
		1,052,092
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8021% 1/29/2028 (b)(c)(f)	110,000	104,500
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5518% 1/29/2031 (b)(c)(f)	40,000	38,000
		142,500
TOTAL INDUSTRIALS		3,619,333

Information Technology - 0.1%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan 9.5738% 12/17/2029 (c)(f)	105,000	107,264
IT Services - 0.1%
Constant Contact Inc term loan CME Term SOFR 3 month Index + 7.5%, 0% 2/10/2029 (b)(c)(f)(g)	20,000	16,441
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (b)(c)(f)	616,658	569,928
X Corp 1LN, term loan 9.5% 10/29/2029 (f)	375,000	382,890
X Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.9788% 10/26/2029 (b)(c)(f)	370,000	368,942
		1,338,201
Software - 0.0%
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 10/16/2026 (b)(c)(f)	615,000	595,862
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3238% 2/19/2029 (b)(c)(f)	165,000	132,549
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (b)(c)(f)	10,000	9,966
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5352% 10/12/2032 (b)(c)(f)	120,000	118,307
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4132% 6/4/2029 (b)(c)(f)	335,000	329,871
		1,186,555
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.33% 12/15/2031 (b)(c)(f)	920,000	901,600
TOTAL INFORMATION TECHNOLOGY		3,533,620

Materials - 0.0%
Chemicals - 0.0%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4383% 6/4/2028 (b)(c)(f)	257,995	229,154
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (b)(c)(f)(h)	80,946	81,553
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(c)(f)	75,894	76,462
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (b)(c)(f)	384,450	368,557
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8613% 3/15/2030 (b)(c)(f)	49,412	47,868
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0501% 8/22/2031 (b)(c)(f)	792,874	768,429
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1086% 11/24/2031 (b)(c)(f)	735,000	726,731
		2,298,754
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/13/2032 (b)(c)(f)(g)	40,000	39,930
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.0524% 11/14/2025 (b)(c)(f)	364,004	362,184
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1883% 3/25/2028 (b)(c)(f)	792,560	782,653
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 3/27/2028 (b)(c)(f)(g)	20,000	19,950
		1,204,717
TOTAL UNITED STATES		20,869,479
TOTAL BANK LOAN OBLIGATIONS (Cost $21,717,665)		21,668,066

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	401,000	407,742
Regions Bank/Birmingham AL 6.45% 6/26/2037	250,000	263,737

TOTAL BANK NOTES (Cost $691,687)		671,479

Collateralized Mortgage Obligations - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	987,889	981,819
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)	447,929	443,956
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	1,072,944	1,051,066
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	702,086	693,523
Fannie Mae Guaranteed REMICS Series 1999-17 Class PG, 6% 4/25/2029	1,390	1,412
Fannie Mae Guaranteed REMICS Series 1999-25 Class Z, 6% 6/25/2029	1,599	1,607
Fannie Mae Guaranteed REMICS Series 1999-32 Class PL, 6% 7/25/2029	1,913	1,948
Fannie Mae Guaranteed REMICS Series 1999-33 Class PK, 6% 7/25/2029	1,440	1,465
Fannie Mae Guaranteed REMICS Series 2001-20 Class Z, 6% 5/25/2031	1,909	1,948
Fannie Mae Guaranteed REMICS Series 2001-31 Class ZC, 6.5% 7/25/2031	781	791
Fannie Mae Guaranteed REMICS Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 5.4465% 8/25/2031 (b)(c)	1,692	1,706
Fannie Mae Guaranteed REMICS Series 2001-52 Class YZ, 6.5% 10/25/2031	317	328
Fannie Mae Guaranteed REMICS Series 2002-16 Class ZD, 6.5% 4/25/2032	894	920
Fannie Mae Guaranteed REMICS Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2665% 2/25/2032 (b)(c)	195	196
Fannie Mae Guaranteed REMICS Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4531% 3/18/2032 (b)(c)	349	352
Fannie Mae Guaranteed REMICS Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 4/25/2032 (b)(c)	701	706
Fannie Mae Guaranteed REMICS Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 10/25/2032 (b)(c)	450	454
Fannie Mae Guaranteed REMICS Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.2165% 1/25/2032 (b)(c)	180	180
Fannie Mae Guaranteed REMICS Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.9165% 11/25/2032 (b)(c)	2,740	2,741
Fannie Mae Guaranteed REMICS Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0835% 11/25/2032 (c)(i)	571	14
Fannie Mae Guaranteed REMICS Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 11/25/2032 (b)(c)	686	692
Fannie Mae Guaranteed REMICS Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6335% 12/25/2033 (c)(i)	7,186	822
Fannie Mae Guaranteed REMICS Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6335% 3/25/2033 (c)(i)	383	39
Fannie Mae Guaranteed REMICS Series 2003-70 Class BJ, 5% 7/25/2033	12,125	12,058
Fannie Mae Guaranteed REMICS Series 2004-52 Class KZ, 5.5% 7/25/2034	55,377	55,740
Fannie Mae Guaranteed REMICS Series 2004-91 Class Z, 5% 12/25/2034	126,172	125,465
Fannie Mae Guaranteed REMICS Series 2005-117 Class JN, 4.5% 1/25/2036	10,047	9,900
Fannie Mae Guaranteed REMICS Series 2005-14 Class ZB, 5% 3/25/2035	38,990	38,771
Fannie Mae Guaranteed REMICS Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2535% 6/25/2035 (c)(i)	9,229	672
Fannie Mae Guaranteed REMICS Series 2005-68 Class CZ, 5.5% 8/25/2035	160,999	164,292
Fannie Mae Guaranteed REMICS Series 2005-72 Class ZC, 5.5% 8/25/2035	28,480	29,269
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035	17,866	17,514
Fannie Mae Guaranteed REMICS Series 2005-81 Class PC, 5.5% 9/25/2035	4,102	4,204
Fannie Mae Guaranteed REMICS Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2135% 11/25/2036 (c)(i)	5,433	520
Fannie Mae Guaranteed REMICS Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1735% 12/25/2036 (c)(i)	3,343	330
Fannie Mae Guaranteed REMICS Series 2006-12 Class BO, 0% 10/25/2035 (j)	4,498	3,980
Fannie Mae Guaranteed REMICS Series 2006-15 Class OP, 0% 3/25/2036 (j)	6,977	5,902
Fannie Mae Guaranteed REMICS Series 2006-72 Class CY, 6% 8/25/2026	4,554	4,567
Fannie Mae Guaranteed REMICS Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9735% 5/25/2037 (c)(i)	1,786	193
Fannie Mae Guaranteed REMICS Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8011% 7/25/2037 (b)(c)	2,204	2,707
Fannie Mae Guaranteed REMICS Series 2009-59 Class HB, 5% 8/25/2039	70,650	71,182
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040	8,596	8,267
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041	71,583	70,557
Fannie Mae Guaranteed REMICS Series 2011-39 Class ZA, 6% 11/25/2032	8,099	8,359
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041	26,261	26,111
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (i)	1,064	9
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (i)	14,518	361
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043	36,097	33,447
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042	45,181	41,767
Fannie Mae Guaranteed REMICS Series 2012-67 Class AI, 4.5% 7/25/2027 (i)	117	2
Fannie Mae Guaranteed REMICS Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.9165% 7/25/2042 (b)(c)	1,359,014	1,348,025
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.0835% 6/25/2041 (c)(i)	448	2
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (i)	1,935	11
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5835% 1/25/2044 (c)(i)	8,893	943
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (i)	48,115	7,176
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045	55,685	52,942
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (i)	27,336	4,037
Fannie Mae Guaranteed REMICS Series 2017-32 Class PA, 2.7% 5/25/2047	4,965,496	4,500,956
Fannie Mae Guaranteed REMICS Series 2017-37 Class AB, 2.55% 9/25/2046	969,068	884,669
Fannie Mae Guaranteed REMICS Series 2018-45 Class GI, 4% 6/25/2048 (i)	363,697	78,577
Fannie Mae Guaranteed REMICS Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.9665% 12/25/2049 (b)(c)	715,690	698,726
Fannie Mae Guaranteed REMICS Series 2020-45 Class JC, 1.5% 7/25/2040	1,061,147	894,096
Fannie Mae Guaranteed REMICS Series 2020-49 Class LA, 2% 3/25/2043	2,481,148	2,344,547
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	711,249	628,657
Fannie Mae Guaranteed REMICS Series 2021-21 Class HG, 2% 11/25/2047	1,963,181	1,747,362
Fannie Mae Guaranteed REMICS Series 2021-45 Class DA, 3% 7/25/2051	362,527	319,775
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	119,654	98,979
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	126,795	105,605
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	134,747	112,228
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	187,966	157,419
Fannie Mae Guaranteed REMICS Series 2021-77 Class CH, 1.5% 8/25/2050	180,335	147,452
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	111,256	97,677
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	832,050	727,176
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	547,672	481,900
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	3,997,332	3,503,589
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	181,355	157,756
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	171,051	156,608
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	211,684	193,632
Fannie Mae Guaranteed REMICS Series 2022-12 Class EA, 2.25% 9/25/2046	2,769,253	2,504,303
Fannie Mae Guaranteed REMICS Series 2022-12 Class GD, 2.25% 3/25/2052	333,667	299,747
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	194,532	181,597
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	372,682	341,292
Fannie Mae Guaranteed REMICS Series 2022-13 Class MA, 3% 5/25/2044	2,997,343	2,838,761
Fannie Mae Guaranteed REMICS Series 2022-15 Class GC, 3% 1/25/2047	180,643	168,329
Fannie Mae Guaranteed REMICS Series 2022-17 Class BH, 3% 5/25/2047	196,531	184,002
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	139,826	127,110
Fannie Mae Guaranteed REMICS Series 2022-20 Class HC, 2.5% 4/25/2052	1,872,654	1,688,624
Fannie Mae Guaranteed REMICS Series 2022-25 Class AB, 4% 9/25/2047	345,744	335,877
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	806,635	713,124
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	2,034,495	1,780,491
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	131,840	115,393
Fannie Mae Guaranteed REMICS Series 2022-4 Class YT, 2% 2/25/2052	368,941	327,506
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	136,113	131,876
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	338,772	288,415
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	726,943	644,160
Fannie Mae Guaranteed REMICS Series 2022-69 Class AB, 4.5% 1/25/2044	580,961	568,509
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	243,003	222,521
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	804,225	720,732
Fannie Mae Guaranteed REMICS Series 2023-13 Class CK, 1.5% 11/25/2050	1,249,440	994,438
Fannie Mae Guaranteed REMICS Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.802% 11/25/2053 (b)(c)	5,313,687	5,352,068
Fannie Mae Guaranteed REMICS Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.882% 7/25/2054 (b)(c)	692,743	695,916
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	188	192
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (j)	2,252	1,864
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (j)	3,559	2,964
Fannie Mae Mortgage pass-thru certificates Series 2020-47 Class DG, 2% 4/25/2042	3,393,709	3,203,893
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	687,318	630,550
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	638,269	594,781
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	348,896	316,371
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 6/25/2054 (b)(c)	2,208,967	2,210,213
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 9/25/2054 (b)(c)	2,298,489	2,302,161
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 2/25/2055 (b)(c)	3,819,890	3,828,161
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 9/25/2054 (b)(c)	3,828,691	3,834,608
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(c)	2,083,831	2,087,652
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	2,001,014	2,005,819
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	127,861	126,869
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 5.3965% 6/25/2036 (b)(c)	148,666	149,989
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 5.3865% 3/25/2036 (b)(c)	105,911	106,869
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	150,311	142,072
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	640,506	601,120
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	442,814	434,661
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	206,074	188,683
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (i)	1,824	267
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (i)	1,701	254
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(i)	1,122	206
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (i)	1,050	181
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (i)	7,134	1,162
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	499	507
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	1,481	1,506
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	131,536	128,154
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	82,339	79,940
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	4,868,056	3,853,353
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	186,868	164,093
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	103,630	90,436
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	190,768	167,697
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	236,601	197,989
Freddie Mac Multifamily Structured pass-thru certificates Series 1997-1929 Class EZ, 7.5% 2/17/2027	251	251
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	756	772
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	5,512	5,627
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	317	323
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	890	908
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	5,745	5,832
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	1,485	1,515
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	942	961
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	528	535
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	3,130	3,197
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	10,699	10,956
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2531% 1/15/2032 (b)(c)	140	140
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 3/15/2032 (b)(c)	200	201
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4531% 3/15/2032 (b)(c)	191	192
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 6/15/2031 (b)(c)	322	323
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 3/15/2032 (b)(c)	112	112
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	1,347	1,388
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	1,922	1,955
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	3,578	3,689
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8531% 11/15/2032 (b)(c)	2,120	2,117
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	8,069	8,139
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 2/15/2033 (b)(c)	40,719	41,020
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8531% 3/15/2034 (b)(c)	53,492	53,172
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	5,212	5,330
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	154,227	153,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	37,607	37,183
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	15,373	15,875
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	1,709	1,739
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	23,699	23,334
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	91	91
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	8,017	8,149
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3007 Class EW, 5.5% 7/15/2025	181	180
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (j)	632	617
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1469% 2/15/2036 (c)(i)	2,425	215
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (j)	8,503	6,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (j)	4,570	3,757
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	7,895	8,217
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	33,232	33,904
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2069% 11/15/2036 (c)(i)	11,414	985
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	2,521	2,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1269% 6/15/2037 (c)(i)	7,451	822
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.7031% 5/15/2037 (b)(c)	8,933	8,713
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	27,310	27,534
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	36,241	36,582
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	210,186	211,399
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	296,525	298,250
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	5,696	5,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	34,180	31,788
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (i)	23	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (i)	100	1
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (i)	20,236	784
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	17,278	17,032
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	68,840	66,110
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4690 Class CA, 3% 11/15/2036	1,697,177	1,626,054
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	212,333	171,754
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	507,345	462,697
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	125,424	105,361
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	121,903	110,587
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	414,951	359,521
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	5,003,237	4,227,128
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class BA, 2.5% 5/25/2032	509,375	502,844
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	320,735	303,460
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5092 Class CL, 3% 4/25/2041	1,406,294	1,275,813
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	505,152	450,012
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	485,595	427,285
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	139,935	116,575
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	516,676	459,109
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	187,062	156,220
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	184,710	152,596
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	528,566	462,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	189,407	165,249
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	652,220	563,942
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	528,610	463,384
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	454,632	397,681
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	129,550	115,782
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	862,071	758,306
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	116,730	102,049
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	295,383	258,235
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	127,523	113,898
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	247,198	216,074
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	152,306	131,413
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	2,187,883	1,906,004
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	247,199	216,075
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	96,772	86,505
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	391,307	351,707
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	439,439	382,854
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class LA, 3% 10/25/2048	534,370	488,250
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	126,845	115,730
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	530,474	485,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	103,832	92,924
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	196,283	176,072
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	119,119	112,110
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	440,308	412,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	783,031	732,478
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	256,265	242,300
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	416,974	393,754
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	229,600	230,121
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	490,876	486,031
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	5,624,137	5,631,039
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(c)	1,876,540	1,871,510
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.602% 10/25/2054 (b)(c)	3,556,623	3,565,462
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	3,718,474	3,726,720
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	1,759	1,793
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	991	1,009
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	269	274
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7599% 5/20/2060 (b)(c)(k)	13,666	13,639
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.74% 8/20/2060 (b)(c)(k)	163,430	162,891
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.82% 12/20/2060 (b)(c)(k)	82,444	82,221
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 12/20/2060 (b)(c)(k)	77,347	77,291
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 2/20/2061 (b)(c)(k)	72,888	72,815
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.93% 2/20/2061 (b)(c)(k)	78,647	78,550
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 4/20/2061 (b)(c)(k)	77,127	77,075
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.94% 5/20/2061 (b)(c)(k)	70,315	70,234
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.94% 5/20/2061 (b)(c)(k)	72,304	72,248
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.97% 6/20/2061 (b)(c)(k)	83,069	83,042
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.99% 9/20/2061 (b)(c)(k)	29,493	29,492
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.04% 10/20/2061 (b)(c)(k)	84,566	84,611
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.14% 11/20/2061 (b)(c)(k)	105,774	105,947
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.14% 1/20/2062 (b)(c)(k)	51,118	51,213
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.07% 1/20/2062 (b)(c)(k)	105,279	105,379
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.07% 3/20/2062 (b)(c)(k)	50,715	50,748
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.09% 5/20/2061 (b)(c)(k)	2,198	2,197
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (k)	1	1
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (k)	175	162
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 5.04% 8/20/2063 (b)(c)(k)	2,588	2,590
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.04% 1/20/2064 (b)(c)(k)	5,826	5,829
Ginnie Mae Mortgage pass-thru certificates Series 2014-H04 Class HA, 2.75% 2/20/2064 (k)	28,853	28,779
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.04% 12/20/2063 (b)(c)(k)	9,784	9,790
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 6/20/2064 (b)(c)(k)	21,627	21,612
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.72% 5/20/2063 (b)(c)(k)	2,949	2,919
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (k)	655	637
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.64% 4/20/2063 (b)(c)(k)	2,905	2,874
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (c)(k)	12,851	12,479
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.73% 5/20/2066 (b)(c)(k)	84,948	84,474
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.84% 12/20/2062 (b)(c)(k)	1,556	1,545
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	54,441	49,414
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.58% 8/20/2066 (b)(c)(k)	128,727	127,919
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (k)	353,205	342,849
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	91,329	94,024
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	12,326	12,193
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0737% 5/16/2034 (c)(i)	2,507	160
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2637% 6/16/2037 (c)(i)	4,644	449
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9263% 7/20/2037 (b)(c)	35,198	35,034
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.9063% 1/20/2038 (b)(c)	9,105	9,053
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 5.2863% 8/20/2038 (b)(c)	49,000	49,460
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 5.3263% 9/20/2038 (b)(c)	36,182	36,568
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 5.0263% 11/16/2039 (b)(c)	49,246	49,134
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.9563% 12/16/2039 (b)(c)	28,895	28,773
Ginnie Mae REMIC pass-thru certificates Series 2009-118 Class XZ, 5% 12/20/2039	785,668	790,748
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	7,854	7,541
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	105,798	102,406
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	404,926	388,039
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	23,314	22,545
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	214,243	216,472
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9799% 3/20/2060 (b)(c)(k)	17,426	17,423
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (i)	9,429	448
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	16,939	16,609
Ginnie Mae REMIC pass-thru certificates Series 2011-69 Class GX, 4.5% 5/16/2040	102,798	102,449
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6737% 7/20/2041 (c)(i)	9,700	904
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.8263% 8/20/2042 (b)(c)	38,377	37,685
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	48,270	47,248
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	208,072	189,418
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	78,108	71,895
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	132,256	119,764
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	107,335	97,849
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	40,339	37,071
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	196,458	176,131
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	111,605	101,004
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	89,609	81,373
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	113,550	104,281
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	102,674	95,644
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	3,700,014	3,566,921
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	338,560	316,342
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(d)	568,628	531,874
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (d)	335,792	311,297
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	180,614	166,893
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	451,208	421,178
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	97,666	96,440
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	141,206	137,708
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	513,311	512,637
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	866,521	819,003
PRPM LLC Series 2021-RPL2 Class A1, 1.455% 10/25/2051 (c)(d)	273,497	251,407
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	1,068,651	1,046,516
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	339,597	332,248
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (c)(d)	185,972	181,190
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (d)	2,581,948	2,509,080
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	1,186,882	1,143,780
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	578,689	544,321
TOTAL UNITED STATES		127,512,349
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $126,347,965)		127,512,349

Commercial Mortgage Securities - 4.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.8%
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.3509% 10/15/2034 (b)(c)(d)	170,000	170,402
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	778,000	732,293
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	132,000	117,645
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (c)(d)	100,000	82,995
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	911,441	908,878
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.862% 1/15/2039 (b)(c)(d)	172,312	171,181
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.462% 1/15/2039 (b)(c)(d)	123,339	122,337
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	157,148	152,902
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8231% 7/15/2049 (c)	818,000	792,946
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,000,000	971,634
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	148,711	146,987
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	287,444	283,963
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	568,987	551,155
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	92,000	88,584
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	962,049	872,339
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	96,596	92,433
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (c)	800,000	810,390
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (c)	200,000	206,658
BANK5 Series 2024-5YR11 Class C, 6.3221% 11/15/2057 (c)	225,000	231,917
BANK5 Series 2024-5YR12 Class C, 6.3029% 12/15/2057 (c)	161,000	165,445
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	950,000	814,788
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5934% 4/15/2053 (c)	134,000	111,118
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	200,000	185,180
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	150,000	152,020
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	120,000	122,514
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	118,000	119,428
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.8473% 3/15/2058 (c)(d)	213,000	211,017
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (c)	368,000	381,618
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (d)	100,000	85,520
BBCMS Trust Series 2024-5C27 Class C, 6.7% 7/15/2057 (c)	500,000	521,073
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	592,102	585,863
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	4,151,000	4,063,339
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0657% 8/15/2052 (c)(i)	7,319,617	214,378
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7554% 12/15/2062 (c)(i)	4,168,331	94,103
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.3885% 7/15/2053 (c)(d)	600,000	574,402
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	300,000	259,842
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	411,000	424,068
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.9514% 11/15/2041 (b)(c)(d)	393,000	394,228
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.0008% 8/15/2026 (b)(c)(d)	463,499	466,982
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)	3,061,866	3,062,823
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (c)	100,000	101,573
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6838% 6/15/2041 (b)(c)(d)	2,072,000	2,073,295
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9534% 6/15/2041 (b)(c)(d)	1,023,000	1,023,000
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.1531% 6/15/2041 (b)(c)(d)	723,000	723,000
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (c)(d)	8,606,000	8,669,196
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (c)(d)	264,000	270,370
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (c)(d)	1,125,000	1,170,143
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2099% 4/15/2037 (b)(c)(d)	11,035,000	11,048,782
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7589% 4/15/2037 (b)(c)(d)	900,000	901,125
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (c)(d)	120,000	122,544
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (c)(d)	70,000	64,738
Bx Coml Mtg Tr 2023-Vlt3 Series 2023-VLT3 Class C, CME Term SOFR 1 month Index + 3.438%, 7.7499% 11/15/2028 (b)(c)(d)	1,000,000	988,816
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (c)(d)	170,000	153,380
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (c)(d)	185,000	164,923
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.9998% 5/15/2034 (b)(c)(d)	2,033,233	2,040,856
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7035% 3/15/2041 (b)(c)(d)	17,313,089	17,334,730
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)	383,377	380,981
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6583% 4/15/2034 (b)(c)(d)	614,000	609,395
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9583% 4/15/2034 (b)(c)(d)	406,000	402,701
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2583% 4/15/2034 (b)(c)(d)	426,000	422,273
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.5424% 3/9/2044 (c)(d)	5,783,000	5,281,436
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 7.2465% 12/15/2038 (b)(c)(d)	538,690	536,670
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.6455% 12/15/2038 (b)(c)(d)	352,713	351,170
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	2,316,000	2,304,053
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3253% 10/15/2036 (b)(c)(d)	268,000	266,492
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5251% 10/15/2036 (b)(c)(d)	2,044,000	2,029,948
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7248% 10/15/2036 (b)(c)(d)	349,000	346,382
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.374% 10/15/2036 (b)(c)(d)	2,036,000	2,029,638
BX Commercial Mortgage Trust Series 2021-SOAR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8265% 6/15/2038 (b)(c)(d)	5,327,936	5,317,965
BX Commercial Mortgage Trust Series 2021-SOAR Class E, CME Term SOFR 1 month Index + 1.9145%, 6.2265% 6/15/2038 (b)(c)(d)	2,873,070	2,865,887
BX Commercial Mortgage Trust Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2265% 6/15/2038 (b)(c)(d)	1,315,107	1,303,293
BX Commercial Mortgage Trust Series 2021-VINO Class F, CME Term SOFR 1 month Index + 2.9168%, 7.2288% 5/15/2038 (b)(c)(d)	633,500	632,906
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8029% 4/15/2037 (b)(c)(d)	1,526,463	1,526,940
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	2,644,296	2,639,338
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6242% 2/15/2039 (b)(c)(d)	683,900	682,620
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8736% 2/15/2039 (b)(c)(d)	819,700	819,281
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.2727% 2/15/2039 (b)(c)(d)	538,300	536,954
BX Commercial Mortgage Trust Series 2022-LP2 Class F, CME Term SOFR 1 month Index + 3.2578%, 7.5697% 2/15/2039 (b)(c)(d)	945,000	942,342
BX Commercial Mortgage Trust Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.4177% 2/15/2039 (b)(c)(d)	166,600	166,290
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0733% 12/9/2040 (b)(c)(d)	5,153,115	5,164,388
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5027% 12/9/2040 (b)(c)(d)	278,527	279,311
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.952% 12/9/2040 (b)(c)(d)	148,214	148,677
BX Commercial Mortgage Trust Series 2024-AIR2 Class D, CME Term SOFR 1 month Index + 2.7905%, 7.1025% 10/15/2041 (b)(c)(d)	375,000	375,469
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.8514% 11/15/2041 (b)(c)(d)	1,250,000	1,240,689
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	1,412,000	1,411,559
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (c)(d)	5,742,111	5,752,878
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.0002% 5/15/2041 (b)(c)(d)	805,797	804,606
BX Commercial Mortgage Trust Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (c)(d)	262,000	265,165
BX Commercial Mortgage Trust Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (c)(d)	100,000	101,961
BX Commercial Mortgage Trust Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (c)(d)	239,000	241,950
BX Commercial Mortgage Trust Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (c)(d)	944,000	1,016,524
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (c)(d)	1,363,000	1,249,610
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.742% 12/9/2041 (c)(d)(i)	50,900,000	1,577,666
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2013% 7/15/2029 (b)(c)(d)	947,000	942,857
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2497% 7/15/2029 (b)(c)(d)	1,750,000	1,728,125
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (c)(d)	2,451,000	2,268,753
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.7215% 11/15/2038 (b)(c)(d)	514,379	509,695
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)	200,000	199,749
BX Trust Series 2021-LBA Class EJV, CME Term SOFR 1 month Index + 2.1145%, 6.4265% 2/15/2036 (b)(c)(d)	1,345,000	1,339,116
BX Trust Series 2021-LBA Class EV, CME Term SOFR 1 month Index + 2.1145%, 6.4265% 2/15/2036 (b)(c)(d)	304,462	303,130
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	7,567,124	7,548,206
BX Trust Series 2021-VOLT Class D, CME Term SOFR 1 month Index + 1.7645%, 6.0763% 9/15/2036 (b)(c)(d)	1,000,000	992,500
BX Trust Series 2021-VOLT Class E, CME Term SOFR 1 month Index + 2.1145%, 6.4263% 9/15/2036 (b)(c)(d)	1,000,000	998,274
BX Trust Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.2763% 9/15/2036 (b)(c)(d)	726,000	722,398
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2519% 4/15/2037 (b)(c)(d)	650,300	650,503
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6019% 4/15/2037 (b)(c)(d)	147,000	147,046
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1509% 4/15/2037 (b)(c)(d)	123,200	123,238
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.0119% 1/15/2039 (b)(c)(d)	1,225,000	1,221,938
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6109% 1/15/2039 (b)(c)(d)	823,000	814,544
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	4,207,819	4,213,078
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0034% 4/15/2041 (b)(c)(d)	670,309	670,519
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.253% 4/15/2041 (b)(c)(d)	557,041	557,216
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.252% 11/15/2041 (b)(c)(d)	123,083	123,121
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.2506% 11/15/2041 (b)(c)(d)	591,925	592,275
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(c)(d)	4,257,401	4,264,053
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1034% 2/15/2039 (b)(c)(d)	1,784,609	1,786,840
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0031% 3/15/2041 (b)(c)(d)	1,133,626	1,134,335
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2527% 3/15/2041 (b)(c)(d)	1,504,584	1,505,524
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)	3,786,000	3,778,886
BX Trust Series 2025-DIME Class E, 7.3103% 2/15/2035 (d)	610,000	607,662
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	11,499,000	11,484,630
BX Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.717% 3/15/2030 (b)(c)(d)	1,684,000	1,681,895
BX Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.8668% 3/15/2030 (b)(c)(d)	2,372,000	2,369,035
BX Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.2648% 3/15/2030 (b)(c)(d)	593,000	592,407
BX Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.5131% 3/15/2042 (b)(c)(d)	177,000	176,557
BX Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 8.262% 3/15/2042 (b)(c)(d)	379,000	377,579
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.679% 12/15/2037 (b)(c)(d)	100,000	100,000
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	1,833,060	1,748,744
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	228,740	223,488
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	245,012	236,554
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	290,294	279,734
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 0.9242% 4/10/2048 (c)(i)	1,107,443	85
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	400,000	392,303
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (c)(d)	775,000	679,923
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (c)(d)	600,000	519,858
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	499,985	476,186
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (c)(d)	732,000	749,259
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 5.8524% 10/12/2040 (c)(d)	150,000	151,179
COMM Mortgage Trust Series 2014-CR20 Class C, 4.7359% 11/10/2047 (c)	238,893	229,636
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (c)	875,000	841,300
COMM Mortgage Trust Series 2015-DC1 Class C, 4.29% 2/10/2048 (c)	572,000	515,150
COMM Mortgage Trust Series 2015-LC19 Class C, 4.1219% 2/10/2048 (c)(l)	355,000	342,196
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5873% 9/10/2050 (c)	126,000	118,693
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	824,434	809,460
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2003% 8/15/2041 (b)(c)(d)	175,000	174,780
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (c)(d)	100,000	80,422
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2593% 6/15/2050 (c)	490,000	426,320
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	373,131	369,080
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	280,000	271,058
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 month Index + 2.297%, 6.609% 12/15/2030 (b)(c)(d)	1,296,000	1,226,756
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (c)(d)	153,000	131,783
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	161,835	158,361
DBJPM Mortgage Trust Series 2020-C9 Class B, 2.567% 8/15/2053	275,000	231,659
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3852% 8/10/2044 (c)(d)	613,524	587,450
DC Commercial Mortgage Trust Series 2023-DC Class C, 7.1405% 9/12/2040 (c)(d)	150,000	155,196
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.1405% 9/12/2040 (c)(d)	438,000	445,670
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(d)	524,000	536,566
DTP Coml Mtg Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (c)(d)	1,100,000	1,095,101
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	10,046,306	10,011,772
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5467% 11/15/2038 (b)(c)(d)	1,134,679	1,130,779
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.0935% 11/15/2038 (b)(c)(d)	163,809	163,399
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0414% 11/15/2038 (b)(c)(d)	1,498,256	1,480,887
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	158,000	160,132
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (c)(d)	133,000	134,576
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (c)(d)	100,000	101,436
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)	5,726,919	5,726,919
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8065% 7/15/2038 (b)(c)(d)	3,253,438	3,255,456
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1265% 7/15/2038 (b)(c)(d)	2,882,112	2,883,914
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6765% 7/15/2038 (b)(c)(d)	2,146,402	2,149,082
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1265% 7/15/2038 (b)(c)(d)	954,342	956,725
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.9619% 12/15/2039 (b)(c)(d)	460,000	463,737
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	153,796	152,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,900,000	1,851,774
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	900,000	879,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	2,100,000	2,065,805
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.0801% 11/10/2039 (c)(d)	500,000	523,854
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	92,387	89,134
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	800,000	770,670
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.6976% 9/10/2052 (c)	717,551	609,943
GS Mortgage Securities Trust Series 2020-GC45 Class SWB, 3.2185% 12/13/2039 (c)(d)	445,000	385,456
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	2,253,000	2,238,939
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5765% 10/15/2036 (b)(c)(d)	160,000	158,779
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9765% 10/15/2036 (b)(c)(d)	132,000	131,305
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (c)(d)	100,000	100,366
GS Mortgage Securities Trust Series 2024-RVR Class D, 6.6729% 8/10/2041 (c)(d)	352,000	352,429
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (c)(d)	1,000,000	969,805
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (c)(d)	2,000,000	1,930,475
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (d)	125,000	117,318
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 6.8006% 8/15/2039 (b)(c)(d)	2,256,000	2,262,247
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class C, 4.5107% 2/15/2047 (c)	372,000	356,190
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.7096% 1/15/2048 (c)(d)	300,000	256,500
JPMBB Commercial Mortgage Securities Trust Series 2015-C33 Class A3, 3.5043% 12/15/2048	251,670	250,142
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	212,105	207,406
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	264,036	259,990
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	476,000	452,200
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	103,000	78,023
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	159,000	102,158
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (c)(d)(i)	2,000,000	29,764
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.8145%, 7.1265% 4/15/2038 (b)(c)(d)	290,000	289,819
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.6265% 4/15/2038 (b)(c)(d)	232,000	231,855
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class D, 5.7972% 10/5/2039 (c)(d)	354,000	353,224
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (c)(d)	400,000	391,450
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 6.1845% 8/15/2038 (b)(c)(d)	99,185	97,883
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.7345% 8/15/2038 (b)(c)(d)	291,605	288,325
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 7.3174% 3/15/2042 (b)(c)(d)	276,000	276,000
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 6.9529% 10/15/2041 (b)(c)(d)	550,000	552,063
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8% 6/15/2039 (b)(c)(d)	1,000,000	999,375
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.7489% 6/15/2039 (b)(c)(d)	215,000	215,024
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (d)	1,261,810	1,218,465
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6071% 5/15/2039 (b)(c)(d)	2,726,000	2,671,480
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1058% 5/15/2039 (b)(c)(d)	1,630,000	1,544,425
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.405% 5/15/2039 (b)(c)(d)	913,000	862,785
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8538% 5/15/2039 (b)(c)(d)	812,000	759,793
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.3065% 3/15/2038 (b)(c)(d)	62,454	62,298
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5265% 3/15/2038 (b)(c)(d)	148,400	147,658
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8265% 3/15/2038 (b)(c)(d)	206,500	205,209
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1765% 3/15/2038 (b)(c)(d)	180,600	178,794
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (c)(d)	128,000	131,442
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (d)	200,000	206,375
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0274% 4/15/2038 (b)(c)(d)	1,720,000	1,718,388
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8265% 5/15/2038 (b)(c)(d)	112,800	111,954
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 7/15/2038 (b)(c)(d)	200,000	199,625
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.6265% 7/15/2038 (b)(c)(d)	800,000	798,000
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.1765% 7/15/2038 (b)(c)(d)	1,500,000	1,496,250
MHP Commercial Mortgage Trust Series 2022-MHIL Class E, CME Term SOFR 1 month Index + 2.6106%, 6.9168% 1/15/2027 (b)(c)(d)	505,946	504,048
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.5711% 1/15/2027 (b)(c)(d)	895,205	891,848
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.2694% 1/15/2027 (b)(c)(d)	1,115,815	1,105,768
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.7167% 5/15/2046 (c)	144,000	128,815
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.8047% 5/15/2046 (c)(d)	120,000	105,127
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	663,766	653,697
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0163% 5/15/2048 (c)	561,000	505,052
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	1,000,000	968,753
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	500,000	485,202
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	515,000	489,841
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	180,000	162,554
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	471,000	414,188
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	5,485,000	5,385,749
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	359,438	345,952
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (d)	953,651	998,267
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 0.866% 5/5/2029 (c)(d)(i)	7,969,526	261,868
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(d)	140,000	130,358
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 3.9477% 9/24/2057 (c)(d)	152,000	141,745
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0181% 12/15/2056 (c)	647,000	710,515
Nxpt Coml Mtg Tr Series 2024-STOR Class E, 6.7033% 11/5/2041 (c)(d)	998,000	1,014,676
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	607,277	609,935
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1499% 11/15/2040 (b)(c)(d)	2,688,000	2,699,763
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 4.9105% 10/15/2036 (b)(c)(d)	168,444	167,601
OPG Trust Series 2021-PORT Class B, CME Term SOFR 1 month Index + 0.8275%, 5.1395% 10/15/2036 (b)(c)(d)	905,450	900,923
OPG Trust Series 2021-PORT Class C, CME Term SOFR 1 month Index + 0.9465%, 5.2585% 10/15/2036 (b)(c)(d)	1,855,750	1,846,471
OPG Trust Series 2021-PORT Class G, CME Term SOFR 1 month Index + 2.5125%, 6.8245% 10/15/2036 (b)(c)(d)	975,000	972,563
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (d)	840,000	681,660
PRM5 Trust Series 2025-PRM5 Class D, 5.2495% 3/10/2033 (c)(d)	164,000	161,887
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (d)	737,000	782,365
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5004% 11/15/2034 (b)(c)(d)	239,000	239,078
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.4989% 11/15/2034 (b)(c)(d)	199,000	199,051
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9119% 10/15/2041 (b)(c)(d)	267,000	268,585
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.7619% 10/15/2041 (b)(c)(d)	100,000	100,594
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3119% 2/15/2039 (b)(c)(d)	457,000	448,431
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9619% 2/15/2039 (b)(c)(d)	237,000	231,964
SREIT Trust Series 2021-FLWR Class F, CME Term SOFR 1 month Index + 2.787%, 7.099% 7/15/2036 (b)(c)(d)	931,583	929,837
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	12,445,454	12,422,119
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5061% 11/15/2038 (b)(c)(d)	4,449,736	4,441,393
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7553% 11/15/2038 (b)(c)(d)	542,432	541,415
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0045% 11/15/2038 (b)(c)(d)	356,840	356,171
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.4001% 11/15/2038 (b)(c)(d)	1,120,727	1,121,235
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.0426% 10/15/2034 (b)(c)(d)	291,000	288,073
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.977% 11/15/2036 (b)(c)(d)	1,230,000	1,215,517
Swch Coml Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.5463% 3/15/2042 (b)(c)(d)	1,071,000	1,066,303
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	4,410,000	4,411,387
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9043% 12/15/2039 (b)(c)(d)	1,074,000	1,080,720
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3037% 12/15/2039 (b)(c)(d)	2,027,000	2,029,499
TCO Commercial Mortgage Trust Series 2024-DPM Class D, CME Term SOFR 1 month Index + 2.7408%, 7.0527% 12/15/2039 (b)(c)(d)	590,000	590,998
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	1,245,822	1,229,568
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9721% 12/15/2050 (c)(i)	1,119,971	26,060
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	1,382,000	1,133,934
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	1,276,000	1,014,148
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class B, 2.967% 8/15/2049	455,000	390,310
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.4763% 7/15/2048 (b)(c)(d)	2,800,000	2,803,459
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	901,646	888,159
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.4036% 11/15/2049 (c)	320,000	306,712
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	359,423	354,985
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	377,888	373,451
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8556% 12/15/2050 (c)(i)	3,413,969	67,220
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9035% 8/15/2051 (c)(i)	2,217,167	46,193
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	393,739	376,587
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6265% 5/15/2031 (b)(c)(d)	953,000	949,020
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.6145%, 7.0265% 2/15/2040 (b)(c)(d)	460,800	462,916
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (c)(d)	261,000	264,285
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3336% 11/15/2057 (c)	100,000	103,142
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3026% 8/15/2041 (b)(c)(d)	700,000	703,923
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.003% 8/15/2041 (b)(c)(d)	1,500,000	1,508,489
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class C, 4.0079% 3/15/2045 (c)	170,000	160,972
TOTAL UNITED STATES		321,705,735
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $320,184,774)		321,705,735

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (m) (Cost $201,001)	21,185	211,850

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	1,333,176	1,658,971
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments Inc 1.25% 6/1/2030 (d)	370,000	344,470
ON Semiconductor Corp 0% 5/1/2027 (n)	390,000	435,864
Wolfspeed Inc 1.875% 12/1/2029	1,121,000	423,738
		1,204,072
Software - 0.0%
Core Scientific Inc 0% 6/15/2031 (d)(n)	616,000	577,500
TOTAL INFORMATION TECHNOLOGY		1,781,572

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	636,000	596,250
Redfin Corp 0.5% 4/1/2027	906,000	720,270
		1,316,520
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	230,000	239,050
Independent Power and Renewable Electricity Producers - 0.0%
XPLR Infrastructure LP 0% 11/15/2025 (d)(j)	102,000	96,798
XPLR Infrastructure LP 2.5% 6/15/2026 (d)	331,000	312,593
		409,391
TOTAL UTILITIES		648,441

TOTAL UNITED STATES		5,405,504
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,331,925)		5,405,504

Fixed-Income Funds - 5.3%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (o) (Cost $360,454,361)	3,661,950	356,893,655

Foreign Government and Government Agency Obligations - 1.1%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (d)		330,000	313,592
Angola Republic 8.75% 4/14/2032 (d)		200,000	178,480
Angola Republic 9.375% 5/8/2048 (d)		270,000	222,413
Angola Republic 9.5% 11/12/2025 (d)		315,000	316,474
TOTAL ANGOLA			1,030,959
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (p)		3,616,809	2,635,668
Argentine Republic 1% 7/9/2029		364,721	278,646
Argentine Republic 3.5% 7/9/2041 (p)		460,000	270,480
Argentine Republic 4.125% 7/9/2035 (p)		3,469,989	2,187,828
Argentine Republic 5% 1/9/2038 (p)		825,000	552,503
Bonos Para La Reconstruccion De Una Argentina Libre 0% 6/30/2025 (n)		150,084	50,998
Provincia de Cordoba 6.875% 12/10/2025 (d)(p)		33,334	32,847
Provincia de Cordoba 6.99% 6/1/2027 (d)(p)		225,000	215,816
TOTAL ARGENTINA			6,224,786
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (d)		230,000	195,698
AUSTRALIA - 0.0%
Australian Commonwealth 1.25% 5/21/2032	AUD	280,000	142,819
Australian Commonwealth 1.75% 11/21/2032 (q)	AUD	1,745,000	911,078
TOTAL AUSTRALIA			1,053,897
BAHAMAS (NASSAU) - 0.0%
Bahamas Government International Bond 6% 11/21/2028 (d)		200,000	191,189
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (d)		190,000	175,853
Bahrain Kingdom 7.5% 2/12/2036 (d)		100,000	105,115
TOTAL BAHRAIN			280,968
BARBADOS - 0.0%
Barbados Government 6.5% 10/1/2029 (d)		315,000	304,961
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (d)		250,000	235,000
Republic of Benin 8.375% 1/23/2041 (d)		100,000	95,844
TOTAL BENIN			330,844
BERMUDA - 0.0%
Bermuda 3.375% 8/20/2050 (d)		140,000	95,340
Bermuda 3.717% 1/25/2027 (d)		300,000	293,156
Bermuda 4.75% 2/15/2029 (d)		280,000	276,139
Bermuda 5% 7/15/2032 (d)		140,000	137,156
TOTAL BERMUDA			801,791
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		345,000	315,675
Federative Republic of Brazil 6% 10/20/2033		200,000	193,850
Federative Republic of Brazil 7.125% 1/20/2037		340,000	361,250
Federative Republic of Brazil 7.125% 5/13/2054		100,000	96,685
Federative Republic of Brazil 8.25% 1/20/2034		605,000	676,390
TOTAL BRAZIL			1,643,850
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	220,000	140,178
Canadian Government 2% 6/1/2032	CAD	1,335,000	874,313
Canadian Government 2.75% 6/1/2033	CAD	400,000	274,901
TOTAL CANADA			1,289,392
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		805,000	703,876
Chilean Republic 2.75% 1/31/2027		200,000	192,500
Chilean Republic 3.1% 1/22/2061		575,000	353,625
Chilean Republic 4.34% 3/7/2042		200,000	172,869
Chilean Republic 5.33% 1/5/2054		240,000	228,000
TOTAL CHILE			1,650,870
COLOMBIA - 0.2%
Colombian Republic 3% 1/30/2030		440,000	374,603
Colombian Republic 3.125% 4/15/2031		240,000	195,420
Colombian Republic 3.25% 4/22/2032		200,000	156,990
Colombian Republic 4.125% 5/15/2051		200,000	117,600
Colombian Republic 5% 6/15/2045		750,000	522,000
Colombian Republic 5.2% 5/15/2049		365,000	252,828
Colombian Republic 7.375% 9/18/2037		100,000	97,050
Colombian Republic 8% 11/14/2035		1,110,000	1,134,975
Colombian Republic 8% 4/20/2033		130,000	135,282
Colombian Republic 8.75% 11/14/2053		1,350,000	1,391,580
TOTAL COLOMBIA			4,378,328
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (d)		90,000	81,180
Republic of Costa Rica 7.3% 11/13/2054 (d)		200,000	210,386
TOTAL COSTA RICA			291,566
COTE D'IVOIRE - 0.0%
Ivory Coast Government International Bond 5.875% 10/17/2031 (d)	EUR	180,000	177,679
Ivory Coast Government International Bond 6.125% 6/15/2033 (d)		560,000	503,474
Ivory Coast Government International Bond 6.375% 3/3/2028 (d)		305,000	303,740
Ivory Coast Government International Bond 8.25% 1/30/2037 (d)		280,000	271,950
TOTAL COTE D'IVOIRE			1,256,843
DOMINICAN REPUBLIC - 0.2%
Dominican Republic 4.5% 1/30/2030 (d)		1,440,000	1,343,250
Dominican Republic 4.875% 9/23/2032 (d)		705,000	643,313
Dominican Republic 5.95% 1/25/2027 (d)		3,260,000	3,279,364
Dominican Republic 6% 7/19/2028 (d)		715,000	719,605
Dominican Republic 6.5% 2/15/2048 (d)		150,000	145,359
Dominican Republic 6.6% 6/1/2036 (d)		135,000	135,607
Dominican Republic 6.85% 1/27/2045 (d)		135,000	135,776
Dominican Republic 7.05% 2/3/2031 (d)		150,000	156,039
Dominican Republic 7.15% 2/24/2055 (d)		210,000	217,153
Dominican Republic 7.45% 4/30/2044 (d)		235,000	251,093
TOTAL DOMINICAN REPUBLIC			7,026,559
ECUADOR - 0.0%
Republic of Ecuador 5.5% 7/31/2035 (d)(p)		655,000	352,620
Republic of Ecuador 6.9% 7/31/2030 (d)(p)		366,601	241,883
TOTAL ECUADOR			594,503
EGYPT - 0.0%
Arab Republic of Egypt 7.5% 1/31/2027 (d)		370,000	365,838
Arab Republic of Egypt 7.5% 2/16/2061 (d)		495,000	348,653
Arab Republic of Egypt 7.6003% 3/1/2029 (d)		245,000	237,400
Arab Republic of Egypt 7.625% 5/29/2032 (d)		135,000	119,353
Arab Republic of Egypt 7.903% 2/21/2048 (d)		200,000	150,024
Arab Republic of Egypt 8.5% 1/31/2047 (d)		360,000	285,750
Arab Republic of Egypt 8.7002% 3/1/2049 (d)		200,000	160,608
TOTAL EGYPT			1,667,626
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (d)		150,000	3,000
El Salvador Republic 7.1246% 1/20/2050 (d)		150,000	127,595
El Salvador Republic 7.65% 6/15/2035 (d)		80,000	76,880
El Salvador Republic 9.25% 4/17/2030 (d)		205,000	217,300
El Salvador Republic 9.65% 11/21/2054 (d)		150,000	159,300
TOTAL EL SALVADOR			584,075
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (d)		200,000	161,188
Gabonese Republic 7% 11/24/2031 (d)		260,000	209,381
TOTAL GABON			370,569
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (d)		230,000	219,003
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (q)	EUR	854,000	960,775
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (d)(n)		10,037	7,845
Ghana Republic 0% 7/3/2026 (d)(n)		9,600	8,956
Ghana Republic 5% 7/3/2029 (d)(p)		131,800	117,019
Ghana Republic 5% 7/3/2035 (d)(p)		144,200	106,236
TOTAL GHANA			240,056
GUATEMALA - 0.0%
Guatemala Government Bond 6.125% 6/1/2050 (d)		230,000	209,588
Guatemala Government Bond 6.6% 6/13/2036 (d)		230,000	232,300
TOTAL GUATEMALA			441,888
HUNGARY - 0.0%
Hungary Government 3.125% 9/21/2051 (d)		405,000	253,230
Hungary Government 5.25% 6/16/2029 (d)		200,000	199,500
Hungary Government 5.5% 6/16/2034 (d)		280,000	276,151
Hungary Government 6.25% 9/22/2032 (d)		140,000	145,688
Hungary Government 6.75% 9/25/2052 (d)		100,000	107,000
TOTAL HUNGARY			981,569
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		200,000	127,818
Indonesia Government 3.85% 10/15/2030		125,000	118,594
Indonesia Government 4.2% 10/15/2050		2,100,000	1,740,522
Indonesia Government 4.35% 1/11/2048		200,000	171,000
Indonesia Government 5.125% 1/15/2045 (d)		500,000	480,580
Indonesia Government 5.25% 1/17/2042 (d)		200,000	196,960
Indonesia Government 5.95% 1/8/2046 (d)		200,000	210,250
Indonesia Government 6.75% 1/15/2044 (d)		260,000	297,375
Indonesia Government 7.75% 1/17/2038 (d)		455,000	554,531
Indonesia Government 8.5% 10/12/2035 (d)		670,000	838,756
TOTAL INDONESIA			4,736,386
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		270,000	182,140
Israel Government 5.75% 3/12/2054		200,000	188,325
TOTAL ISRAEL			370,465
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	65,000,000	414,949
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (d)		115,000	102,601
Jordan Government 7.75% 1/15/2028 (d)		230,000	234,313
TOTAL JORDAN			336,914
KENYA - 0.0%
Republic of Kenya Government Bond 6.3% 1/23/2034 (d)		105,000	85,083
Republic of Kenya Government Bond 9.75% 2/16/2031 (d)		260,000	262,925
TOTAL KENYA			348,008
LEBANON - 0.0%
Lebanon Republic 5.8% (q)(r)		290,000	54,519
Lebanon Republic 6.375% (q)(r)		365,000	68,620
TOTAL LEBANON			123,139
MEXICO - 0.1%
United Mexican States 2.659% 5/24/2031		160,000	134,480
United Mexican States 3.25% 4/16/2030		300,000	269,250
United Mexican States 3.5% 2/12/2034		260,000	213,356
United Mexican States 3.75% 1/11/2028		300,000	289,920
United Mexican States 3.75% 4/19/2071		360,000	207,756
United Mexican States 4.875% 5/19/2033		200,000	184,438
United Mexican States 5.75% 10/12/2110		410,000	326,565
United Mexican States 6% 5/7/2036		340,000	329,970
United Mexican States 6.05% 1/11/2040		455,000	431,954
United Mexican States 6.338% 5/4/2053		200,000	185,000
United Mexican States 6.35% 2/9/2035		300,000	301,800
United Mexican States 6.875% 5/13/2037		200,000	205,620
United Mexican States 7.375% 5/13/2055		350,000	364,700
TOTAL MEXICO			3,444,809
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (d)		200,000	198,140
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (d)		420,000	435,338
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (d)		230,000	240,134
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (d)		590,000	551,467
Republic of Nigeria 6.5% 11/28/2027 (d)		205,000	199,928
Republic of Nigeria 7.143% 2/23/2030 (d)		200,000	187,094
Republic of Nigeria 7.625% 11/21/2025 (d)		335,000	336,990
Republic of Nigeria 7.696% 2/23/2038 (d)		200,000	169,076
Republic of Nigeria 7.875% 2/16/2032 (d)		200,000	186,376
TOTAL NIGERIA			1,630,931
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (d)		395,000	398,703
Oman Sultanate 6% 8/1/2029 (d)		490,000	501,809
Oman Sultanate 6.25% 1/25/2031 (d)		270,000	281,227
Oman Sultanate 6.5% 3/8/2047 (d)		170,000	173,799
Oman Sultanate 6.75% 1/17/2048 (d)		490,000	511,438
TOTAL OMAN			1,866,976
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (d)		360,000	346,946
Islamic Republic of Pakistan 6.875% 12/5/2027 (d)		105,000	97,650
Islamic Republic of Pakistan 7.375% 4/8/2031 (d)		470,000	410,252
TOTAL PAKISTAN			854,848
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		165,000	129,194
Panamanian Republic 3.87% 7/23/2060		255,000	141,385
Panamanian Republic 4.5% 4/16/2050		420,000	275,205
Panamanian Republic 4.5% 5/15/2047		200,000	135,000
Panamanian Republic 7.875% 3/1/2057		250,000	249,658
Panamanian Republic 8% 3/1/2038		200,000	209,300
TOTAL PANAMA			1,139,742
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (d)		125,000	103,688
Republic of Paraguay 4.95% 4/28/2031 (d)		265,000	258,547
Republic of Paraguay 5.4% 3/30/2050 (d)		150,000	131,484
Republic of Paraguay 6.65% 3/4/2055 (d)		200,000	202,300
TOTAL PARAGUAY			696,019
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		330,000	288,206
Peruvian Republic 3% 1/15/2034		190,000	156,889
Peruvian Republic 3.3% 3/11/2041		205,000	153,429
TOTAL PERU			598,524
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		200,000	129,375
Philippine Republic 5.5% 1/17/2048		125,000	124,062
Philippine Republic 5.6% 5/14/2049		240,000	240,000
Philippine Republic 5.609% 4/13/2033		240,000	246,600
Philippine Republic 5.95% 10/13/2047		250,000	261,563
TOTAL PHILIPPINES			1,001,600
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (d)		75,000	74,613
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (d)		85,000	88,810
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (d)		355,000	359,185
Republic of Poland 5.5% 3/18/2054		115,000	110,118
Republic of Poland 5.5% 4/4/2053		145,000	139,486
Republic of Poland 5.75% 11/16/2032		175,000	182,205
TOTAL POLAND			954,417
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (d)		455,000	395,850
State of Qatar 4.625% 6/2/2046 (d)		480,000	438,600
State of Qatar 4.817% 3/14/2049 (d)		370,000	343,985
State of Qatar 5.103% 4/23/2048 (d)		555,000	537,656
State of Qatar 9.75% 6/15/2030 (d)		135,000	168,117
TOTAL QATAR			1,884,208
ROMANIA - 0.0%
Romanian Republic 3% 2/27/2027 (d)		105,000	100,732
Romanian Republic 3.625% 3/27/2032 (d)		200,000	167,688
Romanian Republic 4% 2/14/2051 (d)		266,000	169,908
Romanian Republic 6.625% 2/17/2028 (d)		90,000	92,403
Romanian Republic 7.125% 1/17/2033 (d)		40,000	40,999
Romanian Republic 7.5% 2/10/2037 (d)		314,000	322,243
TOTAL ROMANIA			893,973
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (d)		275,000	213,125
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (d)		305,000	249,338
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)		595,000	546,470
Kingdom of Saudi Arabia 3.45% 2/2/2061 (d)		450,000	287,719
Kingdom of Saudi Arabia 3.75% 1/21/2055 (d)		315,000	219,909
Kingdom of Saudi Arabia 4.5% 10/26/2046 (d)		410,000	343,759
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)		590,000	470,894
Kingdom of Saudi Arabia 4.625% 10/4/2047 (d)		300,000	254,344
Kingdom of Saudi Arabia 5% 1/18/2053 (d)		200,000	175,375
Kingdom of Saudi Arabia 5.75% 1/16/2054 (d)		200,000	194,750
TOTAL SAUDI ARABIA			2,742,558
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (d)		275,000	214,673
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (d)		525,000	432,469
Republic of Serbia 6% 6/12/2034 (d)		180,000	180,225
Republic of Serbia 6.5% 9/26/2033 (d)		200,000	208,500
TOTAL SERBIA			821,194
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		200,000	195,500
South African Republic 5% 10/12/2046		200,000	141,500
South African Republic 5.65% 9/27/2047		220,000	167,200
South African Republic 5.75% 9/30/2049		250,000	190,000
South African Republic 5.875% 4/20/2032		200,000	190,000
South African Republic 7.1% 11/19/2036 (d)		335,000	328,685
TOTAL SOUTH AFRICA			1,212,885
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (d)(p)		138,250	122,939
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (d)(p)		262,332	210,491
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (d)(p)		199,093	163,605
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (d)(p)		99,504	80,760
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (d)(p)		48,374	33,494
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (d)		133,309	124,444
TOTAL SRI LANKA			735,733
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		345,000	340,580
Turkish Republic 4.75% 1/26/2026		435,000	432,825
Turkish Republic 4.875% 10/9/2026		430,000	425,431
Turkish Republic 4.875% 4/16/2043		620,000	447,369
Turkish Republic 5.125% 2/17/2028		225,000	219,867
Turkish Republic 5.25% 3/13/2030		85,000	80,112
Turkish Republic 5.75% 5/11/2047		200,000	155,747
Turkish Republic 5.875% 6/26/2031		180,000	170,719
Turkish Republic 6% 1/14/2041		470,000	396,856
Turkish Republic 6.625% 2/17/2045		200,000	174,750
Turkish Republic 7.125% 7/17/2032		250,000	249,493
Turkish Republic 7.625% 5/15/2034		200,000	205,938
Turkish Republic 9.125% 7/13/2030		350,000	389,603
Turkish Republic 9.375% 1/19/2033		335,000	379,806
Turkish Republic 9.375% 3/14/2029		700,000	772,625
Turkish Republic 9.875% 1/15/2028		410,000	452,546
TOTAL TURKEY			5,294,267
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (d)(p)		56,813	31,730
Ukraine Government 0% 2/1/2034 (d)(p)		212,307	91,929
Ukraine Government 0% 2/1/2035 (d)(p)		399,411	262,014
Ukraine Government 0% 2/1/2036 (d)(p)		184,509	120,577
Ukraine Government 0% 8/1/2041 (c)(d)		160,000	131,800
Ukraine Government 1.75% 2/1/2029 (d)(p)		343,290	244,937
Ukraine Government 1.75% 2/1/2034 (d)(p)		422,544	248,878
Ukraine Government 1.75% 2/1/2035 (d)(p)		192,527	111,473
Ukraine Government 1.75% 2/1/2036 (d)(p)		136,722	77,795
TOTAL UKRAINE			1,321,133
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (d)		400,000	266,960
Emirate of Abu Dhabi 3.125% 9/30/2049 (d)		1,175,000	810,386
Emirate of Abu Dhabi 3.875% 4/16/2050 (d)		285,000	224,705
Emirate of Abu Dhabi 5.5% 4/30/2054 (d)		200,000	202,500
Emirate of Dubai 3.9% 9/9/2050 (q)		305,000	222,555
Emirate of Dubai 5.25% 1/30/2043 (q)		200,000	194,312
TOTAL UNITED ARAB EMIRATES			1,921,418
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		350,000	327,250
Uruguay Republic 5.75% 10/28/2034		140,000	145,320
TOTAL URUGUAY			472,570
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.9% 10/19/2031 (d)		230,000	194,422
VENEZUELA - 0.0%
Venezuela Republic 11.95% (q)(r)		560,000	112,840
Venezuela Republic 12.75% (q)(r)		105,000	20,212
Venezuela Republic 9.25% (r)		1,285,000	261,498
TOTAL VENEZUELA			394,550
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (d)		360,000	224,888
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $70,373,015)			71,945,501

Non-Convertible Corporate Bonds - 24.2%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (d)		200,000	202,500
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (d)		140,000	142,940
YPF SA 8.25% 1/17/2034 (d)		140,000	142,625

TOTAL ARGENTINA			285,565
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)		525,000	458,935
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(d)		517,000	483,781
Westpac Banking Corp 4.11% 7/24/2034 (c)		744,000	713,986
			1,656,702
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (q)	EUR	528,000	502,758
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (c)(q)	GBP	318,000	361,727
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 8% 11/1/2027 (d)		1,470,000	1,485,675
TOTAL AUSTRALIA			4,006,862
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (d)		470,000	474,921
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (q)		200,000	208,338

TOTAL AZERBAIJAN			683,259
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (d)		290,000	297,613
Bapco Energies BSC Closed 8.375% 11/7/2028 (d)		80,000	84,556

TOTAL BAHRAIN			382,169
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		450,000	436,226
BELGIUM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)		400,000	390,464
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039		800,000	819,258
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049		1,824,000	1,854,509
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059		1,933,000	2,031,324
			4,705,091
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (q)	EUR	200,000	212,447
Financials - 0.0%
Banks - 0.0%
KBC Group NV 6.324% 9/21/2034 (c)(d)		913,000	975,346
TOTAL BELGIUM			6,283,348
BRAZIL - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sitios Latinoamerica SAB de CV 6% 11/25/2029 (d)		365,000	368,276
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 8.875% 9/13/2033 (d)		125,000	131,396
NBM US Holdings Inc 6.625% 8/6/2029 (d)		330,000	329,272
			460,668
Food Products - 0.0%
Adecoagro SA 6% 9/21/2027 (d)		85,000	83,619
Marb Bondco PLC 3.95% 1/29/2031 (d)		160,000	137,344
			220,963
TOTAL CONSUMER STAPLES			681,631

Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (d)		179,696	169,633
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		545,149	580,584
			750,217
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (d)		566,197	478,499
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (d)		190,000	190,665
			669,164
TOTAL ENERGY			1,419,381

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (d)		465,000	475,639
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 6.95% 1/17/2028 (d)		54,000	56,312
Embraer Netherlands Finance BV 7% 7/28/2030 (d)		330,000	353,225
			409,537
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% 8/28/2029 (d)		290,383	173,504
Azul Secured Finance LLP 11.93% 8/28/2028 (d)		128,117	117,957
Azul Secured Finance LLP U.S. SOFR Averages Index + 8.25%, 3% 1/28/2030 pay-in-kind (b)(c)(d)		100,895	115,525
			406,986
TOTAL INDUSTRIALS			816,523

Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)		150,000	105,480
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)		430,000	400,029
Braskem Netherlands Finance BV 8.5% 1/12/2031 (d)		235,000	236,234
			741,743
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (d)		245,000	234,754
CSN Resources SA 5.875% 4/8/2032 (d)		195,000	157,950
CSN Resources SA 8.875% 12/5/2030 (d)		200,000	197,200
ERO Copper Corp 6.5% 2/15/2030 (d)		880,000	860,200
Nexa Resources SA 6.5% 1/18/2028 (d)		195,000	199,758
Nexa Resources SA 6.75% 4/9/2034 (d)		60,000	62,640
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)		1,351,119	1,331,730
Usiminas International Sarl 7.5% 1/27/2032 (d)		315,000	318,339
Vale Overseas Ltd 6.4% 6/28/2054		305,000	305,885
			3,668,456
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (d)		200,000	206,750
Suzano Austria GmbH 3.75% 1/15/2031		95,000	85,975
Suzano Austria GmbH 5% 1/15/2030		440,000	429,866
			722,591
TOTAL MATERIALS			5,132,790

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (d)		80,000	83,950
TOTAL BRAZIL			8,978,190
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 5% 10/14/2026 (d)		340,000	333,955
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.75% 9/19/2029 (d)(q)		1,400,000	1,404,620
CANADA - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (c)		184,000	184,816
Rogers Communications Inc 7.125% 4/15/2055 (c)		184,000	185,081
			369,897
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		1,195,000	1,195,554
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		565,000	574,521
			1,770,075
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)		65,000	55,574
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		150,000	140,798
			196,372
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Baytex Energy Corp 7.375% 3/15/2032 (d)		375,000	366,601
Canadian Natural Resources Ltd 2.05% 7/15/2025		5,400,000	5,346,366
Canadian Natural Resources Ltd 3.85% 6/1/2027		2,700,000	2,655,911
Canadian Natural Resources Ltd 5.85% 2/1/2035		525,000	535,449
Cenovus Energy Inc 3.75% 2/15/2052		210,000	147,914
Cenovus Energy Inc 5.25% 6/15/2037		717,000	691,133
Cenovus Energy Inc 5.4% 6/15/2047		146,000	133,092
Cenovus Energy Inc 6.75% 11/15/2039		58,000	63,794
Parkland Corp 4.625% 5/1/2030 (d)		250,000	234,672
Parkland Corp 6.625% 8/15/2032 (d)		980,000	988,539
Vermilion Energy Inc 7.25% 2/15/2033 (d)		75,000	72,943
			11,236,414
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (c)(q)	EUR	1,300,000	1,350,532
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (d)		150,000	147,450
TOTAL FINANCIALS			1,497,982

Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (d)		535,000	536,993
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 7% 6/1/2032 (d)		1,220,000	1,236,867
Bombardier Inc 7.875% 4/15/2027 (d)		240,000	241,083
			1,477,950
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.25% 8/1/2032 (d)		180,000	184,741
Garda World Security Corp 8.375% 11/15/2032 (d)		310,000	318,643
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		1,140,000	1,167,276
			1,670,660
TOTAL INDUSTRIALS			3,148,610

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (d)		600,000	551,704
Open Text Corp 3.875% 2/15/2028 (d)		1,155,000	1,093,821
			1,645,525
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		1,045,000	1,028,740
Methanex Corp 5.25% 12/15/2029		315,000	307,496
Methanex Corp 5.65% 12/1/2044		451,000	392,045
NOVA Chemicals Corp 5% 5/1/2025 (d)		1,310,000	1,305,899
NOVA Chemicals Corp 5.25% 6/1/2027 (d)		595,000	591,812
NOVA Chemicals Corp 7% 12/1/2031 (d)		270,000	279,460
			3,905,452
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		65,000	64,283
TOTAL MATERIALS			3,969,735

TOTAL CANADA			24,371,603
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		853,000	814,086
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (d)		70,000	62,255
VTR Comunicaciones SpA 5.125% 1/15/2028 (d)		315,000	297,480
			359,735
TOTAL COMMUNICATION SERVICES			1,173,821

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)		200,000	201,300
Empresa Nacional del Petroleo 6.15% 5/10/2033 (d)		85,000	86,175
			287,475
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)		440,000	440,881
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (d)		385,000	328,544
Antofagasta PLC 5.625% 5/13/2032 (d)		110,000	110,209
Corp Nacional del Cobre de Chile 3% 9/30/2029 (d)		50,000	45,406
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (d)		150,000	136,031
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (d)		595,000	409,063
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (d)		115,000	110,797
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (d)		150,000	152,016
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (d)		140,000	139,769
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		80,000	82,975
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (d)		200,000	209,080
			1,723,890
Paper & Forest Products - 0.0%
Inversiones CMPC SA 3% 4/6/2031 (d)		235,000	203,463
TOTAL MATERIALS			1,927,353

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (d)		230,000	227,673
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (d)		74,400	75,980
			303,653
TOTAL CHILE			4,133,183
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 2.375% 10/9/2030		225,000	199,393
Tencent Holdings Ltd 1.81% 1/26/2026 (d)		110,000	107,324
Tencent Holdings Ltd 2.39% 6/3/2030 (d)		225,000	201,373
Tencent Holdings Ltd 3.975% 4/11/2029 (d)		80,000	78,363
			586,453
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031		135,000	117,293
JD.com Inc 3.375% 1/14/2030		380,000	358,640
Prosus NV 2.031% 8/3/2032 (q)	EUR	100,000	91,177
Prosus NV 3.061% 7/13/2031 (d)		200,000	171,438
Prosus NV 3.68% 1/21/2030 (d)		280,000	256,901
Prosus NV 4.027% 8/3/2050 (d)		270,000	184,406
Prosus NV 4.193% 1/19/2032 (d)		85,000	77,031
			1,256,886
Hotels, Restaurants & Leisure - 0.0%
Meituan 2.125% 10/28/2025 (d)		125,000	122,873
Meituan 3.05% 10/28/2030 (d)		290,000	264,173
Meituan 4.625% 10/2/2029 (d)		290,000	287,390
			674,436
TOTAL CONSUMER DISCRETIONARY			1,931,322

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd 3.421% 11/2/2030 (d)		255,000	234,516
Materials - 0.0%
Chemicals - 0.0%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (d)		245,000	239,243
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (d)		270,000	269,025
TOTAL CHINA			3,260,559
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (d)		225,000	193,219
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (d)		195,000	187,748
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		1,295,000	660,450
Ecopetrol SA 4.625% 11/2/2031		160,000	135,664
Ecopetrol SA 8.375% 1/19/2036		115,000	113,781
Ecopetrol SA 8.875% 1/13/2033		630,000	658,004
Geopark Ltd 5.5% 1/17/2027 (d)		235,000	233,945
Geopark Ltd 8.75% 1/31/2030 (d)		235,000	229,700
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		970,000	897,784
			2,929,328
TOTAL ENERGY			3,117,076

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (c)		200,000	209,950
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (d)		265,000	265,352
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (d)		1,295,000	1,131,830
Termocandelaria Power SA 7.75% 9/17/2031 (d)		245,000	250,123
			1,381,953
TOTAL COLOMBIA			5,167,550
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (d)		710,000	714,459
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (d)		195,000	211,635
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (q)	EUR	500,000	421,714
CPI Property Group SA 6% 1/27/2032 (q)	EUR	300,000	318,191
			739,905
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Energo-Pro AS 8.5% 2/4/2027 (d)		200,000	203,062
TOTAL CZECH REPUBLIC			942,967
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (q)	EUR	325,000	339,307
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (q)	EUR	150,000	162,024
TOTAL CONSUMER STAPLES			501,331

Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (c)(q)	EUR	1,015,000	1,089,824
Jyske Bank A/S 5.125% 5/1/2035 (c)(q)	EUR	223,000	245,372
			1,335,196
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS 4.125% 3/1/2035 (q)	EUR	500,000	539,326
TOTAL DENMARK			2,375,853
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (d)		230,000	233,340
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)(s)		970,000	996,048
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 4.125% 5/5/2028 (q)	EUR	626,000	675,974
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		190,000	179,987
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (q)	EUR	100,000	105,508
TOTAL FINLAND			1,957,517
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 1/15/2029 (d)		705,000	546,758
Altice France SA 5.125% 7/15/2029 (d)		2,330,000	1,807,622
Altice France SA 5.5% 1/15/2028 (d)		144,000	115,904
Altice France SA 5.5% 10/15/2029 (d)		491,000	383,534
Iliad Holding SASU 7% 4/15/2032 (d)		405,000	408,976
Iliad Holding SASU 8.5% 4/15/2031 (d)		260,000	276,964
			3,539,758
Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 5.5% 10/9/2034 (c)(q)	EUR	200,000	219,856
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (d)		835,000	872,984
Viridien 8.75% 4/1/2027 (d)		720,000	734,867
			1,607,851
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.159% 9/15/2029 (c)(d)		532,000	485,562
BNP Paribas SA 2.219% 6/9/2026 (c)(d)		1,520,000	1,509,346
BNP Paribas SA 2.5% 3/31/2032 (c)(q)	EUR	300,000	306,376
BNP Paribas SA 3.945% 2/18/2037 (c)(q)	EUR	900,000	933,372
BNP Paribas SA 4.125% 5/24/2033 (q)	EUR	500,000	554,142
BNP Paribas SA 5.786% 1/13/2033 (c)(d)		5,406,000	5,543,688
BPCE SA 4.25% 7/16/2035 (c)(q)	EUR	100,000	105,922
BPCE SA 5.716% 1/18/2030 (c)(d)		250,000	255,427
Societe Generale SA 1.488% 12/14/2026 (c)(d)		1,953,000	1,903,647
Societe Generale SA 4.75% 11/24/2025 (d)		470,000	469,412
Societe Generale SA 5.5% 4/13/2029 (c)(d)		3,692,000	3,737,007
Societe Generale SA 6.691% 1/10/2034 (c)(d)		798,000	847,423
			16,651,324
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (q)	EUR	249,000	232,092
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (q)	EUR	200,000	228,740
Electricite de France SA 5.5% 1/25/2035 (q)	GBP	400,000	490,130
			718,870
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (q)	EUR	300,000	321,022
Engie SA 4.25% 9/6/2034 (q)	EUR	400,000	442,874
			763,896
TOTAL UTILITIES			1,482,766

TOTAL FRANCE			23,733,647
GERMANY - 0.7%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (q)	EUR	300,000	326,452
Schaeffler AG 4.75% 8/14/2029 (q)	EUR	300,000	317,424
ZF Europe Finance BV 4.75% 1/31/2029 (q)	EUR	500,000	512,269
ZF North America Capital Inc 4.75% 4/29/2025 (d)		35,000	34,955
ZF North America Capital Inc 6.875% 4/14/2028 (d)		850,000	858,572
			2,049,672
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (q)	EUR	225,000	235,209
Financials - 0.5%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (c)(q)	EUR	300,000	314,244
Commerzbank AG 4.875% 10/16/2034 (c)(q)	EUR	200,000	216,546
Commerzbank AG 8.625% 2/28/2033 (c)(q)	GBP	200,000	270,794
			801,584
Capital Markets - 0.5%
Deutsche Bank AG 4.5% 4/1/2025		3,804,000	3,801,998
Deutsche Bank AG 4.5% 7/12/2035 (c)(q)	EUR	100,000	108,712
Deutsche Bank AG 6.125% 12/12/2030 (c)(q)	GBP	900,000	1,167,567
Deutsche Bank AG/New York NY 4.1% 1/13/2026		1,100,000	1,093,583
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)		10,000,000	9,953,517
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (c)		5,000,000	5,086,989
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)		980,000	1,025,910
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (c)		2,377,000	2,526,080
			24,764,356
Financial Services - 0.0%
KfW 1.125% 3/31/2037 (q)	EUR	590,000	508,336
KfW 1.125% 6/15/2037 (q)	EUR	1,400,000	1,201,283
			1,709,619
TOTAL FINANCIALS			27,275,559

Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 4.625% 5/26/2033 (q)	EUR	200,000	219,981
Bayer US Finance II LLC 4.25% 12/15/2025 (d)		3,209,000	3,192,590
Bayer US Finance LLC 6.375% 11/21/2030 (d)		617,000	645,142
Bayer US Finance LLC 6.5% 11/21/2033 (d)		709,000	740,513
			4,798,226
Industrials - 0.0%
Machinery - 0.0%
TK Elevator Holdco GmbH 7.625% 7/15/2028 (d)		375,000	377,580
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO 2 Wohneigentum GmbH 20% 6/30/2025 (l)	EUR	100,000	103,735
Accentro Real Estate AG 5.625% 2/13/2026 (p)(q)	EUR	504,000	237,843
LEG Immobilien SE 3.875% 1/20/2035 (q)	EUR	400,000	415,164
Sirius Real Estate Ltd 4% 1/22/2032 (q)	EUR	300,000	311,056
			1,067,798
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (q)	EUR	500,000	520,918
Amprion GmbH 3.625% 5/21/2031 (q)	EUR	100,000	106,401
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (c)(q)	EUR	600,000	576,507
EnBW International Finance BV 3.5% 7/22/2031 (q)	EUR	200,000	212,775
EnBW International Finance BV 3.75% 11/20/2035 (q)	EUR	850,000	895,248
			2,311,849
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (d)		782,000	800,214
Multi-Utilities - 0.0%
E.ON SE 3.5% 4/16/2033 (q)	EUR	850,000	893,268
TOTAL UTILITIES			4,005,331

TOTAL GERMANY			39,809,375
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		326,000	311,431
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		185,000	179,450
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		960,000	916,800
Tullow Oil PLC 10.25% 5/15/2026 (d)		1,234,000	1,101,839
Tullow Oil PLC 7% 3/1/2025 (d)		55,000	55,000

TOTAL GHANA			2,564,520
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		375,000	385,242
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
CT Trust 5.125% 2/3/2032 (d)		350,000	320,477
Millicom International Cellular SA 4.5% 4/27/2031 (d)		165,000	147,188
Millicom International Cellular SA 5.125% 1/15/2028 (d)		882,000	855,099
Millicom International Cellular SA 6.25% 3/25/2029 (d)		1,440,000	1,424,737
Millicom International Cellular SA 7.375% 4/2/2032 (d)		245,000	249,226
			2,996,727
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (d)		235,000	225,153
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (d)		255,000	245,504
TOTAL GUATEMALA			3,467,384
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (c)(q)		690,000	636,896
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)		265,000	244,087
TOTAL HONG KONG			880,983
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (d)		85,000	86,541
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (q)		200,000	205,376
TOTAL HUNGARY			291,917
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 4.15% 7/18/2025 (d)		215,000	213,710
Shriram Finance Ltd 6.625% 4/22/2027 (d)		135,000	136,130
			349,840
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (d)		270,000	260,141
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (d)		265,000	261,937
TOTAL INDIA			871,918
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (d)		325,000	328,039
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (d)		315,000	332,750
Medco Oak Tree Pte Ltd 7.375% 5/14/2026 (d)		50,000	50,853
Pertamina Persero PT 4.175% 1/21/2050 (d)		100,000	78,050
			789,692
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (d)		125,000	124,374
Freeport Indonesia PT 5.315% 4/14/2032 (d)		265,000	263,344
Freeport Indonesia PT 6.2% 4/14/2052 (d)		150,000	150,938
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (d)		450,000	455,571
			994,227
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (d)		90,000	90,450
TOTAL INDONESIA			1,874,369
IRELAND - 0.7%
Financials - 0.4%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		868,000	836,998
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		3,909,000	3,671,350
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		5,872,000	5,219,267
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		561,000	560,048
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		2,000,000	2,056,209
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		4,752,000	4,904,334
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025		731,000	734,347
			17,982,553
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		800,000	793,000
GGAM Finance Ltd 6.875% 4/15/2029 (d)		1,430,000	1,460,189
GGAM Finance Ltd 7.75% 5/15/2026 (d)		440,000	446,259
GGAM Finance Ltd 8% 2/15/2027 (d)		275,000	284,448
TrueNoord Capital DAC 8.75% 3/1/2030 (d)		550,000	562,623
			3,546,519
Industrials - 0.3%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (c)(d)		250,000	250,457
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)		290,000	288,161
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)		880,000	875,361
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (d)		4,604,000	4,591,193
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (d)		3,000,000	3,063,725
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (d)		3,000,000	3,062,349
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)		4,704,000	4,874,843
			16,755,632
TOTAL INDUSTRIALS			17,006,089

TOTAL IRELAND			38,535,161
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 4.875% 3/30/2026 (d)(q)		430,000	425,791
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(q)		345,000	329,492
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(q)		310,000	286,022
Energean PLC 6.5% 4/30/2027 (d)		634,000	631,863
Leviathan Bond Ltd 6.125% 6/30/2025 (d)(q)		215,000	214,602
			1,887,770
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		120,000	118,325
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		215,000	233,260
			351,585
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (d)(q)		260,000	230,199
TOTAL ISRAEL			2,469,554
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(d)		242,000	219,349
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)		3,773,000	3,785,262
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		599,000	643,484
UniCredit SpA 5.861% 6/19/2032 (c)(d)		80,000	80,420
UniCredit SpA 7.296% 4/2/2034 (c)(d)		205,000	216,834
			4,945,349
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 5.5% 6/26/2034 (d)		300,000	303,355
TOTAL ITALY			5,248,704
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (d)		230,000	230,122
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		195,000	165,080
KazMunayGas National Co JSC 5.375% 4/24/2030 (d)		30,000	29,563
KazMunayGas National Co JSC 5.75% 4/19/2047 (d)		80,000	70,450
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (d)		330,000	286,044

TOTAL KAZAKHSTAN			551,137
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (d)		240,000	246,639
POSCO 5.875% 1/17/2033 (d)		70,000	73,463

TOTAL KOREA (SOUTH)			320,102
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
EQUATE Petrochemical Co KSC 4.25% 11/3/2026 (d)		130,000	127,563
MEGlobal BV 2.625% 4/28/2028 (d)		125,000	115,039
MEGlobal Canada ULC 5% 5/18/2025 (d)		155,000	154,764

TOTAL KUWAIT			397,366
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)		1,610,000	1,262,930
Altice France Holding SA 6% 2/15/2028 (d)		465,000	143,209
			1,406,139
Financials - 0.0%
Financial Services - 0.0%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (q)	EUR	289,000	322,817
Cruise Yacht Upper HoldCo Ltd 11.875% 7/5/2028		200,000	207,573
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	1,929,600	716,098
			1,246,488
Industrials - 0.0%
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/2030 (q)	EUR	233,000	240,683
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)		245,000	231,612
ION Trading Technologies Sarl 9.5% 5/30/2029 (d)		195,000	201,165
			432,777
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		210,000	191,913
Real Estate - 0.1%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (q)	EUR	100,000	109,666
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (q)	EUR	1,093,000	1,059,866
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (q)	EUR	617,000	598,974
Blackstone Property Partners Europe Holdings Sarl 2.625% 10/20/2028 (q)	GBP	254,000	292,540
Logicor Financing Sarl 1.625% 1/17/2030 (q)	EUR	181,000	172,474
Logicor Financing Sarl 2% 1/17/2034 (q)	EUR	428,000	384,834
Logicor Financing Sarl 4.25% 7/18/2029 (q)	EUR	100,000	107,157
P3 Group Sarl 4% 4/19/2032 (q)	EUR	300,000	315,658
			2,931,503
TOTAL LUXEMBOURG			6,559,169
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (d)		265,000	236,028
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (d)		235,000	159,715
Petronas Capital Ltd 3.5% 4/21/2030 (d)		120,000	113,074
			272,789
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.625% 4/6/2025 (d)		155,000	154,841
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (d)		450,000	440,897
			595,738
TOTAL MALAYSIA			1,104,555
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (d)		500,000	500,460
MEXICO - 1.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (d)		205,000	164,576
Hotels, Restaurants & Leisure - 0.0%
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (d)		190,000	202,122
TOTAL CONSUMER DISCRETIONARY			366,698

Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (d)		200,000	191,749
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
FEL Energy VI SARL 5.75% 12/1/2040 (d)		112,745	105,429
Petroleos Mexicanos 5.95% 1/28/2031		39,470,000	33,506,083
Petroleos Mexicanos 6.35% 2/12/2048		3,548,000	2,364,742
Petroleos Mexicanos 6.49% 1/23/2027		570,000	559,028
Petroleos Mexicanos 6.5% 3/13/2027		590,000	577,964
Petroleos Mexicanos 6.5% 6/2/2041		85,000	60,396
Petroleos Mexicanos 6.625% 6/15/2035		1,020,000	813,583
Petroleos Mexicanos 6.7% 2/16/2032		5,045,000	4,422,952
Petroleos Mexicanos 6.75% 9/21/2047		13,445,000	9,255,538
Petroleos Mexicanos 6.84% 1/23/2030		1,532,000	1,405,457
Petroleos Mexicanos 6.875% 8/4/2026		200,000	199,500
Petroleos Mexicanos 6.95% 1/28/2060		1,224,000	841,010
Petroleos Mexicanos 7.69% 1/23/2050		4,015,000	3,032,931
			57,144,613
Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (d)		215,000	213,081
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (d)		310,000	306,668
Materials - 0.0%
Chemicals - 0.0%
Braskem Idesa SAPI 6.99% 2/20/2032 (d)		180,000	139,091
Braskem Idesa SAPI 7.45% 11/15/2029 (d)		325,000	272,594
Orbia Advance Corp SAB de CV 1.875% 5/11/2026 (d)		275,000	263,526
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (d)		140,000	115,777
			790,988
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (d)		155,000	110,825
TOTAL MATERIALS			901,813

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (d)		245,000	251,260
Saavi Energia Sarl 8.875% 2/10/2035 (d)		410,000	413,157
			664,417
TOTAL MEXICO			59,789,039
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (d)		230,000	203,838
OCP SA 6.75% 5/2/2034 (d)		255,000	263,288
OCP SA 6.875% 4/25/2044 (d)		160,000	157,400
OCP SA 7.5% 5/2/2054 (d)		115,000	118,305

TOTAL MOROCCO			742,831
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 3% 11/15/2028 (q)	EUR	630,000	669,330
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (q)	EUR	200,000	212,961
Entertainment - 0.0%
Universal Music Group NV 4% 6/13/2031 (q)	EUR	289,000	313,831
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (d)		200,000	184,121
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (q)	EUR	400,000	446,408
Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 3.875% 1/15/2032 (q)	EUR	500,000	537,004
Cooperatieve Rabobank UA 1.125% 5/7/2031 (q)	EUR	600,000	555,866
Cooperatieve Rabobank UA 4.375% 8/4/2025		500,000	498,817
ING Groep NV 3% 8/17/2031 (c)(q)	EUR	1,100,000	1,130,713
ING Groep NV 4.5% 5/23/2029 (c)(q)	EUR	400,000	434,884
			3,157,284
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (c)(q)		393,000	393,702
Argentum Netherlands BV 5.75% 8/15/2050 (c)(q)		775,000	775,000
			1,168,702
TOTAL FINANCIALS			4,325,986

Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 5.5% 8/15/2026 (d)		260,000	258,108
Trivium Packaging Finance BV 8.5% 8/15/2027 (d)		375,000	374,445
			632,553
TOTAL NETHERLANDS			6,115,860
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		224,000	219,565
IHS Holding Ltd 6.25% 11/29/2028 (d)		55,000	53,247
IHS Holding Ltd 7.875% 5/29/2030 (d)		475,000	473,366
IHS Holding Ltd 8.25% 11/29/2031 (d)		545,000	542,691
			1,288,869
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 7.75% 4/1/2026 (d)		45,000	44,954
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)		158,119	158,151
TOTAL NIGERIA			1,491,974
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		540,000	551,985
TGS ASA 8.5% 1/15/2030 (d)		518,000	539,264
			1,091,249
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (c)(q)	EUR	279,000	268,177
TOTAL NORWAY			1,359,426
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		825,000	808,500
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (d)		460,000	420,900
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		1,365,000	1,379,190
TOTAL COMMUNICATION SERVICES			2,608,590

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)		105,000	77,175
TOTAL PANAMA			2,685,765
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (d)		303,000	301,379
PERU - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (d)		230,000	226,550
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(d)		235,000	231,604
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/15/2029 (d)		115,000	122,556
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (d)		170,000	168,682
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (d)		200,000	202,142
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		841,000	820,076
			1,190,900
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (d)		230,000	226,479
TOTAL PERU			1,998,089
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (d)		260,000	264,822
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (q)	EUR	568,000	548,512
TOTAL POLAND			813,334
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (c)(q)	EUR	300,000	313,079
Utilities - 0.0%
Electric Utilities - 0.0%
EDP Servicios Financieros Espana SA 3.5% 7/21/2031 (q)	EUR	300,000	316,597
TOTAL PORTUGAL			629,676
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)		505,000	380,687
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)		785,000	670,497

TOTAL PUERTO RICO			1,051,184
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (d)		170,000	149,972
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (d)		350,000	333,165
QatarEnergy 2.25% 7/12/2031 (d)		925,000	794,927
QatarEnergy 3.125% 7/12/2041 (d)		535,000	400,811
QatarEnergy 3.3% 7/12/2051 (d)		815,000	565,406
			2,094,309
TOTAL QATAR			2,244,281
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (d)		645,218	568,611
SA Global Sukuk Ltd 1.602% 6/17/2026 (d)		340,000	326,046
Saudi Arabian Oil Co 2.25% 11/24/2030 (d)		445,000	385,615
Saudi Arabian Oil Co 3.25% 11/24/2050 (d)		345,000	228,821
Saudi Arabian Oil Co 3.5% 11/24/2070 (d)		135,000	85,666
Saudi Arabian Oil Co 3.5% 4/16/2029 (d)		710,000	673,634
Saudi Arabian Oil Co 4.25% 4/16/2039 (d)		785,000	684,913
Saudi Arabian Oil Co 4.375% 4/16/2049 (d)		120,000	97,922
Saudi Arabian Oil Co 5.875% 7/17/2064 (d)		200,000	191,460
			3,242,688
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (d)		435,000	440,190
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		270,000	269,663
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (d)		400,000	410,500
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (d)		120,000	124,687
			1,245,040
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (d)		200,000	200,516
TOTAL SAUDI ARABIA			4,688,244
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (d)		335,000	334,981
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		1,285,000	1,129,194
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (d)		145,000	146,087
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		555,000	534,554
Sasol Financing USA LLC 5.5% 3/18/2031		100,000	85,301
			619,855
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (d)		350,000	348,471
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (d)		95,000	98,443
			446,914
TOTAL SOUTH AFRICA			2,342,050
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (c)		400,000	411,541
CaixaBank SA 3.625% 9/19/2032 (c)(q)	EUR	700,000	737,315
			1,148,856
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)		455,000	430,101
Health Care Equipment & Supplies - 0.0%
Werfen SA/Spain 4.625% 6/6/2028 (q)	EUR	600,000	650,687
TOTAL HEALTH CARE			1,080,788

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (d)		30,000	28,296
TOTAL SPAIN			2,257,940
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden AB 4.375% 3/6/2027 (q)	EUR	700,000	698,533
Heimstaden Bostad AB 3.875% 11/5/2029 (q)	EUR	475,000	493,500
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (q)	EUR	135,000	122,712

TOTAL SWEDEN			1,314,745
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (c)(d)		1,190,000	1,137,718
UBS Group AG 2.125% 11/15/2029 (c)(q)	GBP	385,000	438,748
UBS Group AG 3.75% 3/26/2025		1,200,000	1,199,309
UBS Group AG 3.869% 1/12/2029 (c)(d)		1,570,000	1,535,197
UBS Group AG 4.125% 6/9/2033 (c)(q)	EUR	378,000	410,916
UBS Group AG 4.125% 9/24/2025 (d)		500,000	498,562
UBS Group AG 4.194% 4/1/2031 (c)(d)		2,010,000	1,937,870
UBS Group AG 4.55% 4/17/2026		388,000	388,247
UBS Group AG 4.75% 3/17/2032 (c)(q)	EUR	1,093,000	1,223,836
UBS Group AG 5.428% 2/8/2030 (c)(d)		5,000,000	5,097,788
UBS Group AG 6.537% 8/12/2033 (c)(d)		10,000,000	10,786,059
			24,654,250
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(d)		200,000	199,108
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (c)(q)		374,000	326,029
			525,137
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		1,515,000	1,366,995
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		434,000	429,329
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		30,000	29,996
			1,826,320
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		540,000	549,527
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		220,000	191,191
			740,718
TOTAL SWITZERLAND			27,746,425
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		1,585,000	1,607,776
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (d)		105,000	71,795
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (d)		140,000	146,920
Industrials - 0.0%
Building Products - 0.0%
Sisecam UK PLC 8.625% 5/2/2032 (d)		345,000	350,210
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (d)		154,000	151,956
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (d)		139,500	140,571
TOTAL TURKEY			789,657
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (d)		116,756	98,075
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (q)		133,369	130,035

TOTAL UKRAINE			228,110
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (d)		230,000	213,038
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (d)		131,629	115,123
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (d)		790,000	660,756
			988,917
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (d)		265,000	250,756
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (d)		230,000	237,979
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (d)		280,000	257,222
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (d)		120,000	114,156
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (d)		390,000	363,434
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (d)		145,000	149,283
			1,372,830
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (d)		170,000	160,208
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (d)		295,000	279,220
			439,428
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(q)		200,000	202,000
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (q)		200,000	206,808
			408,808
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (d)		235,000	185,516
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (d)		150,000	147,686
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (d)		135,000	131,429
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (d)		280,000	267,050
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (d)		85,000	84,992
			816,673
TOTAL UNITED ARAB EMIRATES			4,026,656
UNITED KINGDOM - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		240,000	220,000
Virgin Media Finance PLC 5% 7/15/2030 (d)		40,000	34,715
			254,715
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		2,435,000	2,165,669
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC 4.875% 10/3/2078 (c)(q)	GBP	106,000	132,921
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		75,000	77,683
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)		365,000	383,916
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (d)		1,130,000	1,181,773
			1,643,372
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (d)		835,000	835,000
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (q)	GBP	100,000	98,218
Marks & Spencer PLC 3.25% 7/10/2027 (p)(q)	GBP	339,000	413,465
			511,683
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC 3.25% 9/16/2033 (q)	EUR	375,000	392,119
InterContinental Hotels Group PLC 3.375% 10/8/2028 (q)	GBP	254,000	302,317
Merlin Entertainments Group US Holdings Inc 7.375% 2/15/2031 (d)		150,000	147,663
Motion Finco Sarl 8.375% 2/15/2032 (d)		200,000	205,077
Whitbread Group PLC 2.375% 5/31/2027 (q)	GBP	249,000	295,623
Whitbread Group PLC 3.375% 10/16/2025 (q)	GBP	1,045,000	1,299,837
			2,642,636
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (q)	GBP	648,000	664,613
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		445,000	444,386
TOTAL CONSUMER DISCRETIONARY			6,741,690

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.0%
Tesco Corporate Treasury Services PLC 2.75% 4/27/2030 (q)	GBP	280,000	317,043
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (q)	EUR	378,000	409,908
Tobacco - 0.4%
BAT Capital Corp 4.7% 4/2/2027		1,252,000	1,253,816
BAT Capital Corp 4.906% 4/2/2030		1,500,000	1,504,792
BAT Capital Corp 5.282% 4/2/2050		1,500,000	1,356,317
BAT Capital Corp 6% 2/20/2034		10,000,000	10,462,406
BAT Capital Corp 6.421% 8/2/2033		1,137,000	1,221,135
BAT International Finance PLC 4.125% 4/12/2032 (q)	EUR	1,017,000	1,091,428
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (q)	EUR	902,000	1,015,631
Imperial Brands Finance PLC 3.875% 2/12/2034 (q)	EUR	125,000	129,365
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)		764,000	787,773
Reynolds American Inc 7.25% 6/15/2037		75,000	84,452
			18,907,115
TOTAL CONSUMER STAPLES			19,634,066

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (d)		2,365,000	2,652,161
Harbour Energy PLC 5.5% 10/15/2026 (d)		55,000	54,959
			2,707,120
Financials - 0.6%
Banks - 0.6%
Barclays PLC 5.088% 6/20/2030 (c)		1,421,000	1,406,406
Barclays PLC 5.2% 5/12/2026		1,318,000	1,324,519
Barclays PLC 5.262% 1/29/2034 (c)(q)	EUR	821,000	946,585
Barclays PLC 5.69% 3/12/2030 (c)		3,094,000	3,171,463
Barclays PLC 5.829% 5/9/2027 (c)		2,370,000	2,400,039
Barclays PLC 6.224% 5/9/2034 (c)		8,576,000	9,028,336
Barclays PLC 6.49% 9/13/2029 (c)		2,400,000	2,522,923
Barclays PLC 6.692% 9/13/2034 (c)		2,000,000	2,172,318
Barclays PLC 8.407% 11/14/2032 (c)(q)	GBP	317,000	427,226
HSBC Holdings PLC 4.787% 3/10/2032 (c)(q)	EUR	547,000	613,005
HSBC Holdings PLC 4.856% 5/23/2033 (c)(q)	EUR	640,000	724,349
HSBC Holdings PLC 6.8% 9/14/2031 (c)	GBP	139,000	187,548
HSBC Holdings PLC 8.201% 11/16/2034 (c)(q)	GBP	225,000	311,602
Lloyds Banking Group PLC 4.5% 1/11/2029 (c)(q)	EUR	260,000	281,670
Lloyds Banking Group PLC 4.75% 9/21/2031 (c)(q)	EUR	925,000	1,030,640
NatWest Group PLC 2.105% 11/28/2031 (c)(q)	GBP	638,000	764,381
NatWest Group PLC 3.073% 5/22/2028 (c)		951,000	918,309
NatWest Group PLC 3.622% 8/14/2030 (c)(q)	GBP	237,000	296,918
NatWest Group PLC 4.771% 2/16/2029 (c)(q)	EUR	592,000	646,727
NatWest Group PLC 5.847% 3/2/2027 (c)		3,394,000	3,435,353
NatWest Group PLC 7.416% 6/6/2033 (c)(q)	GBP	341,000	452,050
Virgin Money UK PLC 7.625% 8/23/2029 (c)(q)	GBP	586,000	795,005
			33,857,372
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (q)	EUR	450,000	474,215
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (q)	GBP	385,000	548,431
TOTAL FINANCIALS			34,880,018

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)		590,000	548,740
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
OT Midco Ltd 10% 2/15/2030 (d)		585,000	543,492
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (q)	EUR	736,000	772,691
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (q)	GBP	332,000	408,345
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (q)	GBP	505,000	640,139
TOTAL INDUSTRIALS			2,364,667

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)		123,000	130,086
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (q)	GBP	200,000	249,124
Real Estate Management & Development - 0.0%
Tritax EuroBox PLC 0.95% 6/2/2026 (q)	EUR	235,000	237,486
TOTAL REAL ESTATE			486,610

Utilities - 0.1%
Electric Utilities - 0.0%
NGG Finance PLC 2.125% 9/5/2082 (c)(q)	EUR	555,000	558,602
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (q)	EUR	375,000	393,185
			951,787
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.5% 10/16/2030 (q)	EUR	375,000	392,960
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		925,000	917,221
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		430,000	431,612
			1,348,833
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (q)	GBP	179,000	191,455
Anglian Water Services Financing PLC 5.875% 6/20/2031 (q)	GBP	325,000	415,466
Anglian Water Services Financing PLC 6.25% 9/12/2044 (q)	GBP	175,000	215,255
Anglian Water Services Financing PLC 6.293% 7/30/2030 (q)	GBP	305,000	396,908
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (q)	EUR	375,000	396,052
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (q)	GBP	348,000	408,862
South West Water Finance PLC 5.75% 12/11/2032 (q)	GBP	100,000	127,863
Southern Water Services Finance Ltd 1.625% 3/30/2027 (q)	GBP	222,000	249,861
Southern Water Services Finance Ltd 2.375% 5/28/2028 (q)	GBP	240,000	264,864
SW Finance I PLC 7.375% 12/12/2041 (q)	GBP	246,000	307,660
United Utilities Water Finance PLC 3.5% 2/27/2033 (q)	EUR	300,000	311,624
			3,285,870
TOTAL UTILITIES			5,979,450

TOTAL UNITED KINGDOM			76,025,752
UNITED STATES - 18.3%
Communication Services - 2.4%
Diversified Telecommunication Services - 0.3%
AT&T Inc 2.55% 12/1/2033		13,339,000	10,980,801
AT&T Inc 3.65% 9/15/2059		1,441,000	995,239
AT&T Inc 3.8% 12/1/2057		4,105,000	2,948,154
AT&T Inc 4.3% 2/15/2030		559,000	548,555
AT&T Inc 5.15% 11/15/2046		1,000,000	940,922
Consolidated Communications Inc 5% 10/1/2028 (d)		148,000	141,253
Level 3 Financing Inc 10% 10/15/2032 (d)		65,000	65,097
Level 3 Financing Inc 10.5% 5/15/2030 (d)		720,000	783,900
Level 3 Financing Inc 11% 11/15/2029 (d)		130,000	147,515
Level 3 Financing Inc 3.625% 1/15/2029 (d)		219,000	170,771
Level 3 Financing Inc 3.75% 7/15/2029 (d)		321,000	247,170
Level 3 Financing Inc 3.875% 10/15/2030 (d)		190,000	148,719
Level 3 Financing Inc 4% 4/15/2031 (d)		25,000	19,437
Level 3 Financing Inc 4.25% 7/1/2028 (d)		70,000	62,300
Level 3 Financing Inc 4.5% 4/1/2030 (d)		1,490,000	1,229,250
Lumen Technologies Inc 4.5% 1/15/2029 (d)		70,000	57,936
Verizon Communications Inc 2.55% 3/21/2031		1,065,000	936,926
Verizon Communications Inc 3.75% 2/28/2036	EUR	193,000	204,018
Verizon Communications Inc 4.78% 2/15/2035 (d)		1,330,000	1,298,692
Verizon Communications Inc 4.862% 8/21/2046		1,250,000	1,149,823
Verizon Communications Inc 5.012% 4/15/2049		16,000	15,274
			23,091,752
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (d)		355,000	359,430
Media - 1.8%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		605,000	572,974
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		1,890,000	1,665,326
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)		3,195,000	3,116,368
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		5,694,000	4,619,774
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		6,526,000	5,944,044
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		2,154,000	1,785,864
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		3,941,000	3,328,082
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		2,499,000	2,059,609
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		861,000	762,212
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		1,898,000	1,960,223
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		2,039,000	1,981,486
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		15,310,000	15,867,217
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		11,000,000	11,460,014
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (d)		79,000	77,236
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		206,000	182,620
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		400,000	408,446
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)		250,000	263,289
Comcast Corp 6.45% 3/15/2037		365,000	400,789
CSC Holdings LLC 3.375% 2/15/2031 (d)		3,115,000	2,214,614
CSC Holdings LLC 4.125% 12/1/2030 (d)		5,000	3,675
CSC Holdings LLC 4.5% 11/15/2031 (d)		365,000	267,498
CSC Holdings LLC 4.625% 12/1/2030 (d)		1,590,000	844,010
CSC Holdings LLC 5.375% 2/1/2028 (d)		100,000	85,833
Discovery Communications LLC 3.625% 5/15/2030		1,265,000	1,149,277
Discovery Communications LLC 4.125% 5/15/2029		46,000	43,662
Discovery Communications LLC 5% 9/20/2037		2,800,000	2,412,833
DISH DBS Corp 5.125% 6/1/2029		1,017,000	686,109
DISH DBS Corp 7.375% 7/1/2028		275,000	203,856
EchoStar Corp 10.75% 11/30/2029		3,022,506	3,241,202
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		872,827	817,355
Sirius XM Radio LLC 5.5% 7/1/2029 (d)		615,000	602,263
Time Warner Cable LLC 6.75% 6/15/2039		545,000	550,796
Time Warner Cable LLC 7.3% 7/1/2038		2,420,000	2,560,348
Univision Communications Inc 7.375% 6/30/2030 (d)(s)		1,520,000	1,484,810
Univision Communications Inc 8.5% 7/31/2031 (d)		875,000	872,301
Warnermedia Holdings Inc 3.755% 3/15/2027		416,000	406,072
Warnermedia Holdings Inc 4.054% 3/15/2029		291,000	276,445
Warnermedia Holdings Inc 4.279% 3/15/2032		34,816,000	31,276,269
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	350,000	368,301
Warnermedia Holdings Inc 5.05% 3/15/2042		738,000	611,455
Warnermedia Holdings Inc 5.141% 3/15/2052		3,903,000	3,012,502
			110,447,059
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.75% 4/15/2027		1,250,000	1,230,454
T-Mobile USA Inc 3.875% 4/15/2030		2,100,000	2,011,013
T-Mobile USA Inc 4.375% 4/15/2040		269,000	239,964
T-Mobile USA Inc 4.5% 4/15/2050		528,000	446,604
T-Mobile USA Inc 5.05% 7/15/2033		13,000,000	12,961,951
			16,889,986
TOTAL COMMUNICATION SERVICES			150,788,227

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		365,000	365,009
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		360,000	368,327
Patrick Industries Inc 6.375% 11/1/2032 (d)		595,000	591,370
			1,324,706
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		4,000,000	3,338,647
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(c)(d)		365,000	366,842
			3,705,489
Broadline Retail - 0.0%
CMG Media Corp 8.875% 6/18/2029 (d)		195,000	162,864
Kohl's Corp 4.25% 7/17/2025		295,000	292,416
Nordstrom Inc 4.375% 4/1/2030		315,000	289,054
Wayfair LLC 7.25% 10/31/2029 (d)		540,000	548,432
			1,292,766
Diversified Consumer Services - 0.1%
Service Corp International/US 5.125% 6/1/2029		1,110,000	1,091,041
Service Corp International/US 5.75% 10/15/2032 (s)		800,000	793,665
Sotheby's 7.375% 10/15/2027 (d)		670,000	664,040
StoneMor Inc 8.5% 5/15/2029 (d)		478,000	437,432
TKC Holdings Inc 10.5% 5/15/2029 (d)		1,060,000	1,083,105
TKC Holdings Inc 6.875% 5/15/2028 (d)		300,000	300,795
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)		1,135,000	1,131,970
			5,502,048
Hotels, Restaurants & Leisure - 0.3%
Aramark Services Inc 5% 2/1/2028 (d)		1,090,000	1,071,355
Caesars Entertainment Inc 4.625% 10/15/2029 (d)		920,000	869,352
Caesars Entertainment Inc 6% 10/15/2032 (d)(s)		1,425,000	1,389,551
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		770,000	781,014
Carnival Corp 5.75% 3/15/2030 (d)		745,000	747,350
Carnival Corp 6% 5/1/2029 (d)		400,000	401,066
Carnival Corp 6.125% 2/15/2033 (d)		1,650,000	1,660,785
Carnival Corp 7.625% 3/1/2026 (d)		965,000	966,636
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		1,310,000	1,218,129
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		1,195,000	1,058,701
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		305,000	305,702
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		1,075,000	1,083,781
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (d)(s)		500,000	476,917
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		50,000	50,566
Life Time Inc 6% 11/15/2031 (d)		1,105,000	1,109,084
McDonald's Corp 3.5% 7/1/2027		353,000	346,084
Mohegan Tribal Gaming Authority 8% 2/1/2026 (d)		805,000	797,257
NCL Corp Ltd 6.75% 2/1/2032 (d)		365,000	372,804
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		165,000	165,291
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		2,100,000	2,088,988
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		1,050,000	1,061,829
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (d)(s)		2,755,000	2,732,801
Yum! Brands Inc 4.625% 1/31/2032		980,000	921,641
			21,676,684
Household Durables - 0.0%
Landsea Homes Corp 8.875% 4/1/2029 (d)		180,000	179,082
LGI Homes Inc 7% 11/15/2032 (d)		625,000	619,994
LGI Homes Inc 8.75% 12/15/2028 (d)		201,000	212,392
Newell Brands Inc 6.375% 5/15/2030		345,000	343,977
Newell Brands Inc 6.625% 5/15/2032		265,000	263,582
Newell Brands Inc 6.875% 4/1/2036 (p)		285,000	284,272
Newell Brands Inc 7% 4/1/2046 (p)(s)		240,000	216,964
TopBuild Corp 4.125% 2/15/2032 (d)		385,000	347,651
			2,467,914
Specialty Retail - 0.2%
AutoNation Inc 4.75% 6/1/2030		156,000	153,483
AutoZone Inc 4% 4/15/2030		1,110,000	1,071,177
Carvana Co 11% 6/1/2030 pay-in-kind (c)(d)		266,250	282,639
Carvana Co 5.625% 10/1/2025 (d)		1,970,000	1,955,225
Carvana Co 9% 12/1/2028 pay-in-kind (c)(d)		204,971	212,314
Champions Financing Inc 8.75% 2/15/2029 (d)		710,000	656,437
LBM Acquisition LLC 6.25% 1/15/2029 (d)		525,000	483,203
Lowe's Cos Inc 3.35% 4/1/2027		149,000	145,803
Lowe's Cos Inc 3.75% 4/1/2032		459,000	428,363
Lowe's Cos Inc 4.25% 4/1/2052		1,870,000	1,507,960
Lowe's Cos Inc 4.45% 4/1/2062		2,116,000	1,694,604
O'Reilly Automotive Inc 4.2% 4/1/2030		246,000	240,420
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (s)		150,000	152,222
Staples Inc 10.75% 9/1/2029 (d)		590,000	563,458
Staples Inc 12.75% 1/15/2030 (d)		338,275	244,829
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)(s)		300,000	310,353
			10,102,490
Textiles, Apparel & Luxury Goods - 0.0%
Wolverine World Wide Inc 4% 8/15/2029 (d)		250,000	215,833
TOTAL CONSUMER DISCRETIONARY			46,287,930

Consumer Staples - 0.3%
Beverages - 0.0%
Molson Coors Beverage Co 5% 5/1/2042		2,945,000	2,759,223
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)		455,000	453,263
			3,212,486
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		650,000	627,458
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)(e)		395,000	399,926
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (d)		350,000	356,581
C&S Group Enterprises LLC 5% 12/15/2028 (d)		710,000	595,712
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		970,000	1,008,757
Kroger Co/The 5% 9/15/2034		2,680,000	2,643,332
Performance Food Group Inc 6.125% 9/15/2032 (d)		790,000	793,989
Sysco Corp 5.95% 4/1/2030		471,000	494,570
Sysco Corp 6.6% 4/1/2050		710,000	792,578
US Foods Inc 5.75% 4/15/2033 (d)		270,000	265,508
US Foods Inc 7.25% 1/15/2032 (d)(s)		180,000	188,107
Walgreen Co 4.4% 9/15/2042		105,000	73,937
Walgreens Boots Alliance Inc 4.1% 4/15/2050		85,000	60,229
Walgreens Boots Alliance Inc 4.65% 6/1/2046		75,000	52,208
			8,352,892
Food Products - 0.1%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (c)(d)		205,000	224,864
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)		175,000	184,606
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 5.95% 4/20/2035 (d)		5,000,000	5,159,750
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		1,215,000	1,115,512
Post Holdings Inc 6.25% 10/15/2034 (d)		280,000	278,401
Post Holdings Inc 6.375% 3/1/2033 (d)		600,000	598,237
			7,561,370
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		210,000	211,808
Tobacco - 0.0%
Altria Group Inc 3.875% 9/16/2046		1,521,000	1,134,318
Altria Group Inc 4.25% 8/9/2042		932,000	759,095
Altria Group Inc 4.5% 5/2/2043		632,000	531,483
Altria Group Inc 4.8% 2/14/2029		173,000	173,503
Altria Group Inc 5.95% 2/14/2049		600,000	603,811
			3,202,210
TOTAL CONSUMER STAPLES			22,540,766

Energy - 2.2%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		300,000	303,686
Nabors Industries Inc 8.875% 8/15/2031 (d)		385,000	346,576
Nabors Industries Ltd 7.5% 1/15/2028 (d)		315,000	299,079
Star Holding LLC 8.75% 8/1/2031 (d)		225,000	217,231
Transocean Inc 8% 2/1/2027 (d)		490,000	489,790
Transocean Inc 8.25% 5/15/2029 (d)		645,000	638,199
Transocean Inc 8.5% 5/15/2031 (d)		940,000	928,229
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		165,000	165,878
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)		230,000	236,379
Valaris Ltd 8.375% 4/30/2030 (d)		280,000	283,643
			3,908,690
Oil, Gas & Consumable Fuels - 2.1%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)		465,000	479,375
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)		2,435,000	2,433,183
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (d)		80,000	82,526
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (d)		80,000	83,624
California Resources Corp 8.25% 6/15/2029 (d)		1,050,000	1,080,096
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		136,000	130,477
Cheniere Energy Partners LP 5.75% 8/15/2034		270,000	276,375
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		975,000	908,373
CNX Resources Corp 7.25% 3/1/2032 (d)		215,000	220,220
Columbia Pipeline Group Inc 5.8% 6/1/2045		10,000	9,891
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)		290,000	302,363
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)		5,781,000	6,038,267
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)		233,000	248,159
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)		420,000	454,812
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)		252,000	277,575
Comstock Resources Inc 5.875% 1/15/2030 (d)		380,000	361,972
Comstock Resources Inc 6.75% 3/1/2029 (d)		525,000	516,148
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (d)		350,000	355,438
CVR CHC LP 5.75% 2/15/2028 (d)		385,000	365,299
CVR CHC LP 8.5% 1/15/2029 (d)		925,000	912,378
DCP Midstream Operating LP 5.125% 5/15/2029		659,000	663,554
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		70,000	70,983
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		297,000	311,340
DT Midstream Inc 5.8% 12/15/2034 (d)		621,000	631,907
Energy Transfer LP 3.75% 5/15/2030		481,000	454,867
Energy Transfer LP 4.95% 6/15/2028		494,000	497,496
Energy Transfer LP 5% 5/15/2050		4,089,000	3,566,179
Energy Transfer LP 5.25% 4/15/2029		350,000	355,205
Energy Transfer LP 5.4% 10/1/2047		1,023,000	945,466
Energy Transfer LP 5.75% 2/15/2033		4,000,000	4,117,362
Energy Transfer LP 5.8% 6/15/2038		275,000	278,904
Energy Transfer LP 6% 6/15/2048		1,279,000	1,271,522
Energy Transfer LP 6.125% 12/15/2045		100,000	101,122
Energy Transfer LP 6.25% 4/15/2049		241,000	246,672
Energy Transfer LP 6.55% 12/1/2033		14,000,000	15,125,919
Energy Transfer LP 7.375% 2/1/2031 (d)		185,000	195,056
Expand Energy Corp 5.375% 2/1/2029		1,275,000	1,272,351
Exxon Mobil Corp 3.482% 3/19/2030		3,150,000	3,019,674
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		915,000	924,182
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		250,000	251,548
Global Partners LP / GLP Finance Corp 7% 8/1/2027		1,110,000	1,113,936
Harvest Midstream I LP 7.5% 5/15/2032 (d)		435,000	455,948
Hess Corp 5.6% 2/15/2041		549,000	555,982
Hess Corp 5.8% 4/1/2047		874,000	901,727
Hess Corp 7.125% 3/15/2033		201,000	227,795
Hess Corp 7.3% 8/15/2031		2,102,000	2,381,410
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		565,000	557,907
Hess Midstream Operations LP 5.625% 2/15/2026 (d)		295,000	294,958
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		365,000	367,648
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		550,000	561,725
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		520,000	541,825
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		1,365,000	1,460,393
Kinder Morgan Inc 5.55% 6/1/2045		415,000	398,092
Kinetik Holdings LP 5.875% 6/15/2030 (d)		520,000	518,992
Kinetik Holdings LP 6.625% 12/15/2028 (d)		395,000	404,085
Matador Resources Co 6.25% 4/15/2033 (d)		170,000	167,034
Matador Resources Co 6.5% 4/15/2032 (d)		390,000	390,010
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		595,000	597,991
MPLX LP 4.8% 2/15/2029		175,000	175,069
MPLX LP 4.95% 9/1/2032		10,463,000	10,293,326
MPLX LP 5% 3/1/2033		2,000,000	1,963,527
MPLX LP 5.5% 2/15/2049		525,000	492,752
Murphy Oil Corp 6% 10/1/2032		465,000	450,940
Murphy Oil USA Inc 3.75% 2/15/2031 (d)		435,000	389,066
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)		250,000	253,698
Occidental Petroleum Corp 5.55% 3/15/2026		831,000	834,745
Occidental Petroleum Corp 6.2% 3/15/2040		700,000	709,731
Occidental Petroleum Corp 6.45% 9/15/2036		600,000	626,912
Occidental Petroleum Corp 6.6% 3/15/2046		807,000	836,411
Occidental Petroleum Corp 6.625% 9/1/2030		8,000,000	8,454,497
Occidental Petroleum Corp 7.5% 5/1/2031		5,927,000	6,566,571
Occidental Petroleum Corp 7.875% 9/15/2031		4,000,000	4,512,212
ONEOK Inc 4.25% 9/24/2027		1,249,000	1,236,950
ONEOK Inc 4.4% 10/15/2029		1,306,000	1,281,657
ONEOK Inc 4.75% 10/15/2031		2,540,000	2,498,796
Ovintiv Inc 5.15% 11/15/2041		1,916,000	1,679,919
Ovintiv Inc 6.625% 8/15/2037		350,000	369,761
Ovintiv Inc 7.375% 11/1/2031		435,000	480,137
Ovintiv Inc 8.125% 9/15/2030		1,083,000	1,227,805
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028 (s)		400,000	386,507
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		645,000	618,048
Permian Resources Operating LLC 5.875% 7/1/2029 (d)		245,000	243,775
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		115,000	115,578
Permian Resources Operating LLC 7% 1/15/2032 (d)		835,000	857,862
Phillips 66 3.85% 4/9/2025		125,000	124,875
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		4,767,000	4,506,662
Prairie Acquiror LP 9% 8/1/2029 (d)		310,000	321,273
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		550,000	518,533
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		210,000	202,264
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		110,000	108,474
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		1,622,000	1,598,104
SM Energy Co 6.75% 8/1/2029 (d)		55,000	55,094
SM Energy Co 7% 8/1/2032 (d)		55,000	55,023
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		150,000	143,521
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		110,000	109,986
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027		925,000	926,227
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		310,000	304,271
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		1,900,000	1,843,906
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)		305,000	304,888
Talos Production Inc 9% 2/1/2029 (d)		95,000	98,240
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		207,000	191,850
TransMontaigne Partners LLC 8.5% 6/15/2030 (d)		365,000	370,281
Western Gas Partners LP 4.05% 2/1/2030 (p)		11,000,000	10,479,083
Western Gas Partners LP 4.5% 3/1/2028		200,000	198,141
Western Gas Partners LP 4.65% 7/1/2026		138,000	137,869
Western Gas Partners LP 4.75% 8/15/2028		168,000	167,238
Williams Cos Inc/The 3.5% 11/15/2030		1,727,000	1,612,435
Williams Cos Inc/The 4.65% 8/15/2032		3,526,000	3,417,067
Williams Cos Inc/The 5.3% 8/15/2052		346,000	324,882
Williams Cos Inc/The 5.4% 3/2/2026		823,000	829,182
Williams Cos Inc/The 5.65% 3/15/2033		4,000,000	4,119,500
Williams Cos Inc/The 5.75% 6/24/2044		35,000	35,122
			142,395,561
TOTAL ENERGY			146,304,251

Financials - 6.8%
Banks - 3.3%
Bank of America Corp 2.299% 7/21/2032 (c)		1,880,000	1,606,070
Bank of America Corp 2.592% 4/29/2031 (c)		10,000,000	8,970,733
Bank of America Corp 3.705% 4/24/2028 (c)		528,000	517,337
Bank of America Corp 4.376% 4/27/2028 (c)		10,000,000	9,938,792
Bank of America Corp 5.015% 7/22/2033 (c)		13,317,000	13,290,396
Bank of America Corp 5.288% 4/25/2034 (c)		11,000,000	11,089,042
Bank of America Corp 5.872% 9/15/2034 (c)		9,000,000	9,422,151
Citigroup Inc 3.07% 2/24/2028 (c)		2,000,000	1,940,763
Citigroup Inc 4.3% 11/20/2026		6,314,000	6,288,715
Citigroup Inc 4.4% 6/10/2025		933,000	931,958
Citigroup Inc 4.412% 3/31/2031 (c)		9,221,000	8,988,603
Citigroup Inc 4.45% 9/29/2027		4,372,000	4,344,319
Citigroup Inc 4.91% 5/24/2033 (c)		16,224,000	15,948,680
Citigroup Inc 6.27% 11/17/2033 (c)		2,000,000	2,136,024
First-Citizens Bank & Trust Co 6.125% 3/9/2028		210,000	217,916
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)(s)		1,005,000	974,848
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)		240,000	250,100
JPMorgan Chase & Co 2.956% 5/13/2031 (c)		880,000	799,860
JPMorgan Chase & Co 3.761% 3/21/2034 (c)(q)	EUR	251,000	268,585
JPMorgan Chase & Co 3.882% 7/24/2038 (c)		1,000,000	872,503
JPMorgan Chase & Co 4.323% 4/26/2028 (c)		5,000,000	4,968,417
JPMorgan Chase & Co 4.452% 12/5/2029 (c)		5,500,000	5,462,182
JPMorgan Chase & Co 4.493% 3/24/2031 (c)		3,000,000	2,964,400
JPMorgan Chase & Co 4.586% 4/26/2033 (c)		2,682,000	2,617,606
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		9,234,000	9,200,477
JPMorgan Chase & Co 5.299% 7/24/2029 (c)		6,500,000	6,622,375
JPMorgan Chase & Co 5.336% 1/23/2035 (c)		5,000,000	5,071,872
JPMorgan Chase & Co 5.35% 6/1/2034 (c)		14,000,000	14,255,018
JPMorgan Chase & Co 5.581% 4/22/2030 (c)		15,000,000	15,444,623
JPMorgan Chase & Co 5.717% 9/14/2033 (c)		2,700,000	2,794,281
Synchrony Bank 5.4% 8/22/2025		1,384,000	1,386,389
Synchrony Bank 5.625% 8/23/2027		1,253,000	1,270,327
Wells Fargo & Co 2.879% 10/30/2030 (c)		5,000,000	4,593,700
Wells Fargo & Co 3.526% 3/24/2028 (c)		2,047,000	2,001,646
Wells Fargo & Co 4.478% 4/4/2031 (c)		15,026,000	14,764,166
Wells Fargo & Co 4.897% 7/25/2033 (c)		7,711,000	7,605,024
Wells Fargo & Co 5.013% 4/4/2051 (c)		2,194,000	2,026,215
Wells Fargo & Co 5.389% 4/24/2034 (c)		7,133,000	7,217,003
Wells Fargo & Co 5.499% 1/23/2035 (c)		686,000	697,262
Wells Fargo & Co 5.557% 7/25/2034 (c)		2,000,000	2,040,456
Wells Fargo & Co 5.574% 7/25/2029 (c)		6,500,000	6,664,858
Wells Fargo & Co 6.303% 10/23/2029 (c)		2,000,000	2,103,451
Western Alliance Bancorp 3% 6/15/2031 (c)		105,000	98,437
			220,667,580
Capital Markets - 1.7%
Ares Capital Corp 3.875% 1/15/2026		2,603,000	2,581,465
Athene Global Funding 5.339% 1/15/2027 (d)		4,562,000	4,609,804
Athene Global Funding 5.583% 1/9/2029 (d)		5,040,000	5,155,752
Blackstone Private Credit Fund 4.7% 3/24/2025		3,937,000	3,935,027
Blackstone Private Credit Fund 7.05% 9/29/2025		1,775,000	1,795,645
Coinbase Global Inc 3.625% 10/1/2031 (d)		250,000	216,741
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)		18,922,000	16,229,569
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		8,272,000	7,297,945
Goldman Sachs Group Inc/The 3.5% 1/23/2033 (c)(q)	EUR	506,000	531,922
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)		4,660,000	4,560,838
Goldman Sachs Group Inc/The 3.75% 5/22/2025		525,000	523,914
Goldman Sachs Group Inc/The 3.8% 3/15/2030		3,630,000	3,470,126
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (c)		6,025,000	5,872,847
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (c)		1,000,000	872,123
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)		2,500,000	2,465,039
Goldman Sachs Group Inc/The 6.75% 10/1/2037		278,000	304,418
Hightower Holding LLC 9.125% 1/31/2030 (d)		495,000	520,287
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)		555,000	525,143
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		735,000	737,908
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		65,000	62,089
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		465,000	464,312
Moody's Corp 3.25% 1/15/2028		10,000	9,700
Moody's Corp 3.75% 3/24/2025		1,044,000	1,043,076
Morgan Stanley 2.699% 1/22/2031 (c)		12,000,000	10,861,957
Morgan Stanley 3.622% 4/1/2031 (c)		2,099,000	1,982,058
Morgan Stanley 3.955% 3/21/2035 (c)	EUR	270,000	289,724
Morgan Stanley 4.431% 1/23/2030 (c)		2,242,000	2,212,989
Morgan Stanley 4.889% 7/20/2033 (c)		10,947,000	10,820,736
Morgan Stanley 5.164% 4/20/2029 (c)		6,000,000	6,076,010
Morgan Stanley 5.424% 7/21/2034 (c)		7,000,000	7,121,733
Morgan Stanley 5.449% 7/20/2029 (c)		1,318,000	1,348,723
Morgan Stanley 5.831% 4/19/2035 (c)		6,000,000	6,252,772
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		290,000	299,727
			111,052,119
Consumer Finance - 0.9%
Ally Financial Inc 4.75% 6/9/2027		2,500,000	2,496,148
Ally Financial Inc 5.543% 1/17/2031 (c)		788,000	791,943
Ally Financial Inc 5.75% 11/20/2025		1,560,000	1,565,629
Ally Financial Inc 5.8% 5/1/2025		1,072,000	1,072,684
Ally Financial Inc 6.646% 1/17/2040 (c)		726,000	721,339
Ally Financial Inc 6.992% 6/13/2029 (c)		2,000,000	2,104,820
Ally Financial Inc 7.1% 11/15/2027		2,060,000	2,172,778
Ally Financial Inc 8% 11/1/2031		2,549,000	2,882,092
Capital One Financial Corp 2.636% 3/3/2026 (b)(c)		1,062,000	1,062,000
Capital One Financial Corp 3.273% 3/1/2030 (c)		1,358,000	1,275,148
Capital One Financial Corp 3.65% 5/11/2027		2,746,000	2,690,526
Capital One Financial Corp 3.8% 1/31/2028		877,000	857,541
Capital One Financial Corp 4.927% 5/10/2028 (c)		2,786,000	2,795,202
Capital One Financial Corp 4.985% 7/24/2026 (c)		1,448,000	1,449,800
Capital One Financial Corp 5.247% 7/26/2030 (c)		2,210,000	2,237,640
Capital One Financial Corp 6.312% 6/8/2029 (c)		5,000,000	5,209,008
Capital One Financial Corp 7.624% 10/30/2031 (c)		7,238,000	8,104,409
Discover Financial Services 4.1% 2/9/2027		284,000	280,622
Discover Financial Services 4.5% 1/30/2026		803,000	801,991
Encore Capital Group Inc 8.5% 5/15/2030 (d)		855,000	899,746
Encore Capital Group Inc 9.25% 4/1/2029 (d)		190,000	202,243
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	212,000	224,377
Ford Motor Credit Co LLC 6.8% 5/12/2028		2,000,000	2,065,544
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	304,000	389,424
Ford Motor Credit Co LLC 7.122% 11/7/2033		4,000,000	4,158,290
Navient Corp 5.625% 8/1/2033		80,000	71,431
Navient Corp 6.75% 6/15/2026		2,035,000	2,059,984
OneMain Finance Corp 3.5% 1/15/2027		390,000	376,279
OneMain Finance Corp 6.625% 5/15/2029		465,000	473,972
OneMain Finance Corp 7.125% 11/15/2031 (s)		980,000	1,008,491
OneMain Finance Corp 7.5% 5/15/2031		215,000	224,046
OneMain Finance Corp 7.875% 3/15/2030		410,000	431,149
PRA Group Inc 8.875% 1/31/2030 (d)		420,000	442,131
RFNA LP 7.875% 2/15/2030 (d)		125,000	127,350
SLM Corp 6.5% 1/31/2030		375,000	385,313
Synchrony Financial 3.95% 12/1/2027		3,042,000	2,966,131
			57,077,221
Financial Services - 0.7%
Azorra Finance Ltd 7.75% 4/15/2030 (d)		340,000	345,861
Block Inc 6.5% 5/15/2032 (d)		1,745,000	1,780,519
Clue Opco LLC 9.5% 10/15/2031 (d)		255,000	262,907
Corebridge Financial Inc 3.5% 4/4/2025		445,000	444,509
Corebridge Financial Inc 3.65% 4/5/2027		1,551,000	1,521,933
Corebridge Financial Inc 3.85% 4/5/2029		623,000	600,616
Corebridge Financial Inc 3.9% 4/5/2032		9,241,000	8,588,173
Corebridge Financial Inc 4.35% 4/5/2042		169,000	145,238
Corebridge Financial Inc 4.4% 4/5/2052		498,000	412,342
Equitable Holdings Inc 4.572% 2/15/2029 (d)		265,000	261,700
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		180,000	182,939
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		1,115,000	1,083,900
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		1,301,000	1,298,081
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		120,000	117,908
Jackson Financial Inc 3.125% 11/23/2031		194,000	170,006
Jackson Financial Inc 5.17% 6/8/2027		682,000	688,989
Jackson Financial Inc 5.67% 6/8/2032		734,000	749,483
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027		1,945,000	1,868,186
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		6,955,000	5,976,200
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		353,000	317,642
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028		735,000	742,373
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030		342,000	344,374
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033		12,910,000	13,122,783
NFE Financing LLC 12% 11/15/2029 (d)		508,176	502,180
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)		375,000	375,086
Pine Street Trust II 5.568% 2/15/2049 (d)		1,000,000	960,149
Saks Global Enterprises LLC 11% 12/15/2029 (d)		410,000	378,545
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		340,000	346,484
UWM Holdings LLC 6.625% 2/1/2030 (d)(s)		725,000	731,099
WEX Inc 6.5% 3/15/2033 (d)		635,000	635,731
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		1,065,000	1,100,970
			46,056,906
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (d)		225,000	218,579
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		270,000	278,729
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)		125,000	129,611
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		120,000	125,728
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (d)		250,000	241,152
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		70,000	70,164
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		245,000	250,059
American International Group Inc 5.125% 3/27/2033		1,500,000	1,510,055
AmWINS Group Inc 4.875% 6/30/2029 (d)		400,000	381,111
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		435,000	437,425
Five Corners Funding Trust II 2.85% 5/15/2030 (d)		6,287,000	5,723,115
Marsh & McLennan Cos Inc 4.375% 3/15/2029		678,000	673,780
Pacific LifeCorp 5.125% 1/30/2043 (d)		950,000	908,323
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)		250,000	257,268
Prudential Financial Inc 5.375% 5/15/2045 (c)		1,045,000	1,040,715
Unum Group 3.875% 11/5/2025		50,000	49,505
Unum Group 4% 6/15/2029		852,000	826,335
			13,121,654
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 8% 4/1/2029 (d)		125,000	126,885
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		65,000	63,252
Starwood Property Trust Inc 4.75% 3/15/2025		28,000	27,958
Starwood Property Trust Inc 6% 4/15/2030 (d)		1,410,000	1,399,770
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		380,000	385,522
			2,003,387
TOTAL FINANCIALS			449,978,867

Health Care - 1.4%
Biotechnology - 0.1%
Amgen Inc 5.25% 3/2/2030		828,000	846,767
Amgen Inc 5.25% 3/2/2033		1,934,000	1,963,866
Amgen Inc 5.6% 3/2/2043		888,000	894,512
Amgen Inc 5.75% 3/2/2063		804,000	805,157
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		221,000	177,447
			4,687,749
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (d)		545,000	506,767
Avantor Funding Inc 4.625% 7/15/2028 (d)		195,000	188,718
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		1,315,000	1,334,664
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		100,000	102,863
			2,133,012
Health Care Providers & Services - 1.2%
Centene Corp 2.45% 7/15/2028		1,670,000	1,521,485
Centene Corp 2.625% 8/1/2031		4,800,000	4,044,305
Centene Corp 3% 10/15/2030		3,000,000	2,623,566
Centene Corp 3.375% 2/15/2030		3,815,000	3,452,168
Centene Corp 4.25% 12/15/2027		880,000	856,289
Centene Corp 4.625% 12/15/2029		3,670,000	3,524,924
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		1,850,000	1,502,613
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		1,860,000	1,576,558
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		600,000	391,421
Cigna Group/The 3.05% 10/15/2027		500,000	483,022
Cigna Group/The 4.8% 8/15/2038		550,000	516,894
CVS Health Corp 3% 8/15/2026		125,000	122,185
CVS Health Corp 3.625% 4/1/2027		375,000	367,306
CVS Health Corp 4.78% 3/25/2038		2,092,000	1,898,011
CVS Health Corp 5% 1/30/2029		801,000	804,702
CVS Health Corp 5.125% 2/21/2030		4,000,000	4,017,210
CVS Health Corp 5.25% 1/30/2031		5,329,000	5,369,302
CVS Health Corp 5.55% 6/1/2031		6,000,000	6,129,110
CVS Health Corp 6.75% 12/10/2054 (c)		279,000	278,984
CVS Health Corp 7% 3/10/2055 (c)		813,000	820,345
DaVita Inc 4.625% 6/1/2030 (d)		320,000	296,792
DaVita Inc 6.875% 9/1/2032 (d)(s)		1,175,000	1,193,607
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		235,000	226,456
HCA Inc 3.5% 9/1/2030		8,709,000	8,096,051
HCA Inc 3.625% 3/15/2032		195,000	176,498
HCA Inc 5.45% 9/15/2034		7,000,000	6,976,106
HCA Inc 5.5% 6/1/2033		2,000,000	2,018,615
HCA Inc 5.625% 9/1/2028		1,054,000	1,076,729
HCA Inc 5.875% 2/1/2029		981,000	1,010,268
Humana Inc 3.7% 3/23/2029		585,000	559,965
Humana Inc 5.375% 4/15/2031		5,071,000	5,114,484
LifePoint Health Inc 10% 6/1/2032 (d)		225,000	219,852
ModivCare Inc 5% 10/1/2029 (d)		188,000	68,187
Molina Healthcare Inc 6.25% 1/15/2033 (d)		875,000	864,705
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		365,000	353,334
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		230,000	217,784
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (c)(d)		721,336	717,730
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(d)		41,956	39,753
Sabra Health Care LP 3.2% 12/1/2031		4,971,000	4,372,187
Select Medical Corp 6.25% 12/1/2032 (d)(s)		1,545,000	1,537,231
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		335,000	335,097
Tenet Healthcare Corp 4.625% 6/15/2028		2,125,000	2,053,127
Tenet Healthcare Corp 5.125% 11/1/2027		1,645,000	1,625,862
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		319,000	311,433
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		525,000	536,680
			80,298,933
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		1,095,000	1,022,980
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)		325,000	312,290
			1,335,270
Pharmaceuticals - 0.1%
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		75,000	72,703
Bausch Health Americas Inc 9.25% 4/1/2026 (d)		395,000	393,025
Bausch Health Cos Inc 11% 9/30/2028 (d)		230,000	232,875
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		370,000	320,975
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		240,000	154,961
Bausch Health Cos Inc 5.5% 11/1/2025 (d)		1,995,000	1,990,014
Bausch Health Cos Inc 5.75% 8/15/2027 (d)		185,000	175,981
Bausch Health Cos Inc 9% 12/15/2025 (d)		340,000	338,300
Elanco Animal Health Inc 6.65% 8/28/2028 (c)		194,000	197,643
Jazz Securities DAC 4.375% 1/15/2029 (d)		285,000	273,316
Mylan Inc 4.55% 4/15/2028		450,000	445,094
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		385,000	366,222
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(s)		525,000	478,393
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		90,000	91,262
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)(s)		200,000	205,204
Utah Acquisition Sub Inc 3.95% 6/15/2026		826,000	817,148
			6,553,116
TOTAL HEALTH CARE			95,008,080

Industrials - 0.9%
Aerospace & Defense - 0.5%
Boeing Co 3.5% 3/1/2039		3,000,000	2,314,494
Boeing Co 5.15% 5/1/2030		6,303,000	6,310,478
Boeing Co 5.705% 5/1/2040		720,000	708,372
Boeing Co 5.805% 5/1/2050		1,130,000	1,089,972
Boeing Co 5.93% 5/1/2060		720,000	689,161
Boeing Co 6.259% 5/1/2027		766,000	786,902
Boeing Co 6.298% 5/1/2029		983,000	1,029,918
Boeing Co 6.388% 5/1/2031		5,744,000	6,119,705
Boeing Co 6.528% 5/1/2034		796,000	852,715
Boeing Co 6.858% 5/1/2054		1,199,000	1,320,913
Boeing Co 7.008% 5/1/2064		1,132,000	1,254,068
BWX Technologies Inc 4.125% 6/30/2028 (d)		425,000	403,642
Goat Holdco LLC 6.75% 2/1/2032 (d)		520,000	519,774
OneSky Flight LLC 8.875% 12/15/2029 (d)		360,000	373,717
TransDigm Inc 6% 1/15/2033 (d)(s)		4,000,000	3,960,186
TransDigm Inc 6.375% 3/1/2029 (d)		955,000	967,585
			28,701,602
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)(s)		1,085,000	1,114,694
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)		510,000	524,244
			1,638,938
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)		1,230,000	1,214,318
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (c)(d)		185,000	181,852
Builders FirstSource Inc 4.25% 2/1/2032 (d)		1,295,000	1,171,792
Carrier Global Corp 4.5% 11/29/2032	EUR	164,000	183,398
Carrier Global Corp 5.9% 3/15/2034		223,000	235,709
Carrier Global Corp 6.2% 3/15/2054		138,000	150,141
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		1,860,000	1,881,710
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		775,000	791,694
Masterbrand Inc 7% 7/15/2032 (d)		150,000	152,679
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (d)		250,000	239,614
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (d)		465,000	454,320
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		355,000	359,533
			7,016,760
Commercial Services & Supplies - 0.3%
ADT Security Corp/The 4.125% 8/1/2029 (d)		180,000	169,961
ADT Security Corp/The 4.875% 7/15/2032 (d)		180,000	169,778
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (d)		900,000	905,878
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		1,520,000	1,567,486
Artera Services LLC 8.5% 2/15/2031 (d)		2,370,000	2,372,199
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		440,000	448,125
Clean Harbors Inc 6.375% 2/1/2031 (d)		425,000	430,930
CoreCivic Inc 4.75% 10/15/2027		1,565,000	1,523,272
CoreCivic Inc 8.25% 4/15/2029		195,000	206,718
GEO Group Inc/The 10.25% 4/15/2031		495,000	542,352
GEO Group Inc/The 8.625% 4/15/2029		795,000	841,585
GFL Environmental Inc 3.5% 9/1/2028 (d)		265,000	249,299
GFL Environmental Inc 6.75% 1/15/2031 (d)		1,575,000	1,633,338
Madison IAQ LLC 5.875% 6/30/2029 (d)		225,000	216,964
Neptune Bidco US Inc 9.29% 4/15/2029 (d)(s)		745,000	666,775
Reworld Holding Corp 4.875% 12/1/2029 (d)		260,000	245,008
Waste Pro USA Inc 7% 2/1/2033 (d)		330,000	334,124
Williams Scotsman Inc 6.625% 6/15/2029 (d)		355,000	361,620
			12,885,412
Construction & Engineering - 0.0%
Amsted Industries Inc 6.375% 3/15/2033 (d)(e)		380,000	381,077
Pike Corp 5.5% 9/1/2028 (d)		400,000	391,360
Pike Corp 8.625% 1/31/2031 (d)		500,000	537,316
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		870,000	879,807
			2,189,560
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (d)		50,000	46,490
WESCO Distribution Inc 6.375% 3/15/2033 (d)		565,000	570,261
			616,751
Ground Transportation - 0.0%
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		545,000	549,464
XPO Inc 6.25% 6/1/2028 (d)		280,000	283,220
XPO Inc 7.125% 2/1/2032 (d)		150,000	155,754
			988,438
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (d)		455,000	442,804
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		245,000	254,282
			697,086
Passenger Airlines - 0.0%
American Airlines Inc 7.25% 2/15/2028 (d)(s)		580,000	593,067
American Airlines Inc 8.5% 5/15/2029 (d)		310,000	326,660
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		147,917	147,762
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		340,000	359,925
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (d)		120,000	103,800
United Airlines Inc 4.375% 4/15/2026 (d)		1,430,000	1,411,915
			2,943,129
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		295,000	301,102
TriNet Group Inc 3.5% 3/1/2029 (d)		300,000	275,121
TriNet Group Inc 7.125% 8/15/2031 (d)		145,000	148,440
			724,663
Trading Companies & Distributors - 0.0%
Air Lease Corp 3.375% 7/1/2025		1,294,000	1,288,416
Beacon Roofing Supply Inc 6.5% 8/1/2030 (d)		175,000	179,998
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)		245,000	250,707
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)		275,000	289,653
Foundation Building Materials Inc 6% 3/1/2029 (d)		245,000	216,812
			2,225,586
TOTAL INDUSTRIALS			60,627,925

Information Technology - 0.7%
Communications Equipment - 0.0%
CommScope LLC 4.75% 9/1/2029 (d)		374,000	336,423
CommScope LLC 9.5% 12/15/2031 (d)		500,000	520,625
Viasat Inc 5.625% 9/15/2025 (d)		976,000	969,014
Viasat Inc 6.5% 7/15/2028 (d)		230,000	198,969
Viasat Inc 7.5% 5/30/2031 (d)		305,000	228,548
			2,253,579
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp 5% 12/15/2029 (d)		485,000	467,966
Dell International LLC / EMC Corp 6.2% 7/15/2030		418,000	444,189
Insight Enterprises Inc 6.625% 5/15/2032 (d)		190,000	193,382
Lightning Power LLC 7.25% 8/15/2032 (d)		265,000	275,395
Sensata Technologies Inc 3.75% 2/15/2031 (d)		670,000	593,173
Sensata Technologies Inc 6.625% 7/15/2032 (d)(s)		420,000	427,118
TTM Technologies Inc 4% 3/1/2029 (d)		330,000	309,143
			2,710,366
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)		745,000	685,369
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)		290,000	287,825
Ahead DB Holdings LLC 6.625% 5/1/2028 (d)		185,000	182,838
ASGN Inc 4.625% 5/15/2028 (d)		1,030,000	987,632
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (d)		430,000	433,035
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		380,000	352,187
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		920,000	912,535
			3,841,421
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028 (d)		351,000	326,519
Broadcom Inc 2.45% 2/15/2031 (d)		8,421,000	7,397,891
Broadcom Inc 2.6% 2/15/2033 (d)		17,032,000	14,414,365
Broadcom Inc 3.187% 11/15/2036 (d)		813,000	669,423
Broadcom Inc 3.5% 2/15/2041 (d)		2,410,000	1,924,465
Entegris Inc 3.625% 5/1/2029 (d)		1,570,000	1,455,415
Entegris Inc 4.375% 4/15/2028 (d)		55,000	53,002
ON Semiconductor Corp 3.875% 9/1/2028 (d)		310,000	293,246
Wolfspeed Inc 7.9583% 6/23/2030 (d)(h)(l)(p)		540,619	526,455
			27,060,781
Software - 0.1%
Cloud Software Group Inc 6.5% 3/31/2029 (d)		200,000	196,726
Cloud Software Group Inc 8.25% 6/30/2032 (d)		1,915,000	1,985,689
Cloud Software Group Inc 9% 9/30/2029 (d)		1,015,000	1,037,356
Gen Digital Inc 6.25% 4/1/2033 (d)		455,000	455,559
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (d)		195,000	196,654
Oracle Corp 1.65% 3/25/2026		1,241,000	1,203,916
Oracle Corp 2.3% 3/25/2028		1,961,000	1,837,491
UKG Inc 6.875% 2/1/2031 (d)		200,000	205,268
			7,118,659
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 5.75% 12/1/2034		300,000	294,712
Seagate HDD Cayman 8.25% 12/15/2029		2,015,000	2,157,539
Western Digital Corp 2.85% 2/1/2029		419,000	381,449
Western Digital Corp 3.1% 2/1/2032		400,000	341,879
Western Digital Corp 4.75% 2/15/2026		31,000	30,672
			3,206,251
TOTAL INFORMATION TECHNOLOGY			46,191,057

Materials - 0.5%
Chemicals - 0.3%
Celanese US Holdings LLC 6.6% 11/15/2028 (c)		1,024,000	1,062,830
Celanese US Holdings LLC 6.629% 7/15/2032 (c)		6,000,000	6,259,076
Celanese US Holdings LLC 6.8% 11/15/2030 (c)		1,038,000	1,095,117
Celanese US Holdings LLC 6.95% 11/15/2033 (c)		607,000	649,069
Chemours Co/The 4.625% 11/15/2029 (d)(s)		600,000	533,099
Chemours Co/The 5.375% 5/15/2027		1,895,000	1,864,341
Chemours Co/The 8% 1/15/2033 (d)		330,000	325,296
GPD Cos Inc 10.125% 4/1/2026 (d)		370,000	343,525
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		853,500	765,086
Mativ Holdings Inc 8% 10/1/2029 (d)		300,000	277,850
Methanex US Operations Inc 6.25% 3/15/2032 (d)		775,000	776,635
Olin Corp 5% 2/1/2030		1,275,000	1,213,484
Olin Corp 6.625% 4/1/2033 (d)(e)		655,000	655,000
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)		350,000	333,055
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)		1,310,000	1,332,663
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		250,000	263,122
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)		250,000	247,678
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)		345,000	341,885
Tronox Inc 4.625% 3/15/2029 (d)		550,000	492,188
WR Grace Holdings LLC 4.875% 6/15/2027 (d)		810,000	789,579
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		130,000	119,078
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		65,000	66,244
			19,805,900
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		1,665,000	1,689,159
Quikrete Holdings Inc 6.75% 3/1/2033 (d)		390,000	395,940
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		335,000	359,764
			2,444,863
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (d)		580,000	528,657
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		600,000	523,894
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		20,000	19,901
Ball Corp 2.875% 8/15/2030 (s)		1,340,000	1,175,428
Ball Corp 6% 6/15/2029		307,000	312,154
Berry Global Inc 4.5% 2/15/2026 (d)		140,000	138,821
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		285,000	290,335
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)		815,000	827,385
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		100,000	99,348
Graphic Packaging International LLC 3.75% 2/1/2030 (d)		485,000	446,222
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		230,000	233,334
Sealed Air Corp 5% 4/15/2029 (d)		1,550,000	1,511,298
Sealed Air Corp 6.5% 7/15/2032 (d)		140,000	143,482
Sealed Air Corp 6.875% 7/15/2033 (d)		340,000	360,575
			6,610,834
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		890,000	926,797
Cleveland-Cliffs Inc 4.875% 3/1/2031 (d)		1,260,000	1,135,575
Cleveland-Cliffs Inc 6.75% 4/15/2030 (d)(s)		370,000	370,376
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)		170,000	170,882
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		270,000	271,146
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		170,000	170,697
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)		35,000	35,536
Commercial Metals Co 3.875% 2/15/2031		380,000	343,604
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)		155,000	149,570
Novelis Corp 3.875% 8/15/2031 (d)(s)		2,435,000	2,142,209
Novelis Inc 6.875% 1/30/2030 (d)		725,000	741,158
Vibrantz Technologies Inc 9% 2/15/2030 (d)		555,000	500,644
			6,958,194
TOTAL MATERIALS			35,819,791

Real Estate - 1.4%
Diversified REITs - 0.3%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		411,000	409,978
Piedmont Operating Partnership LP 2.75% 4/1/2032		297,000	240,943
Safehold GL Holdings LLC 2.85% 1/15/2032		250,000	216,031
Safehold GL Holdings LLC 5.65% 1/15/2035		200,000	199,638
Safehold GL Holdings LLC 6.1% 4/1/2034		145,000	150,918
Store Capital LLC 2.75% 11/18/2030		424,000	371,102
Store Capital LLC 4.625% 3/15/2029		315,000	308,263
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		430,000	386,709
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)		2,134,000	2,278,545
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		1,335,000	1,240,469
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)		365,000	360,233
Vici Properties LP / Vici Note Co Inc 4.625% 6/15/2025 (d)		160,000	159,654
VICI Properties LP 4.375% 5/15/2025		176,000	175,590
VICI Properties LP 4.75% 2/15/2028		1,390,000	1,391,414
VICI Properties LP 4.95% 2/15/2030		4,092,000	4,066,617
VICI Properties LP 5.125% 5/15/2032		6,485,000	6,389,266
Vornado Realty LP 2.15% 6/1/2026		374,000	358,635
WP Carey Inc 3.85% 7/15/2029		246,000	237,283
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	107,922
			19,049,210
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		857,000	859,497
Healthcare Realty Holdings LP 3.1% 2/15/2030		260,000	237,921
Healthcare Realty Holdings LP 3.5% 8/1/2026		270,000	265,772
Healthpeak OP LLC 3.25% 7/15/2026		113,000	111,158
Healthpeak OP LLC 3.5% 7/15/2029		129,000	122,478
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		605,000	414,855
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		1,390,000	1,250,947
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		575,000	590,003
Omega Healthcare Investors Inc 3.25% 4/15/2033		10,459,000	8,974,049
Omega Healthcare Investors Inc 3.375% 2/1/2031		6,201,000	5,610,416
Omega Healthcare Investors Inc 3.625% 10/1/2029		2,155,000	2,021,861
Omega Healthcare Investors Inc 4.75% 1/15/2028		3,349,000	3,341,209
Ventas Realty LP 3% 1/15/2030		1,531,000	1,411,216
Ventas Realty LP 4% 3/1/2028		218,000	214,209
Ventas Realty LP 4.75% 11/15/2030		2,100,000	2,088,366
			27,513,957
Industrial REITs - 0.0%
LXP Industrial Trust 2.375% 10/1/2031		1,000,000	836,504
LXP Industrial Trust 2.7% 9/15/2030		387,000	341,242
			1,177,746
Office REITs - 0.2%
Boston Properties LP 2.9% 3/15/2030		2,000,000	1,801,974
Boston Properties LP 3.25% 1/30/2031		792,000	710,564
Boston Properties LP 4.5% 12/1/2028		605,000	594,672
Boston Properties LP 6.75% 12/1/2027		1,120,000	1,172,070
COPT Defense Properties LP 2% 1/15/2029		1,000,000	891,169
COPT Defense Properties LP 2.25% 3/15/2026		348,000	338,625
COPT Defense Properties LP 2.75% 4/15/2031		235,000	202,334
COPT Defense Properties LP 2.9% 12/1/2033		5,000,000	4,061,393
Hudson Pacific Properties LP 4.65% 4/1/2029		1,473,000	1,150,682
			10,923,483
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		200,000	196,735
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		195,000	160,428
Brandywine Operating Partnership LP 3.95% 11/15/2027		421,000	402,659
Brandywine Operating Partnership LP 4.55% 10/1/2029		260,000	238,430
Brandywine Operating Partnership LP 8.3% 3/15/2028		1,521,000	1,608,922
CBRE Services Inc 2.5% 4/1/2031		1,070,000	927,229
Essex Portfolio LP 5.5% 4/1/2034		5,681,000	5,785,719
Extra Space Storage LP 5.4% 2/1/2034		260,000	263,324
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		190,000	169,409
Kennedy-Wilson Inc 4.75% 2/1/2030		360,000	329,268
Tanger Properties LP 2.75% 9/1/2031		897,000	775,702
Tanger Properties LP 3.125% 9/1/2026		2,775,000	2,712,119
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)		365,000	365,080
			13,935,024
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031		153,000	131,692
American Homes 4 Rent LP 3.625% 4/15/2032		3,681,000	3,366,654
American Homes 4 Rent LP 5.5% 2/1/2034		387,000	392,818
Invitation Homes Operating Partnership LP 2.3% 11/15/2028		1,000,000	918,166
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		1,126,000	1,057,041
Sun Communities Operating LP 2.3% 11/1/2028		341,000	314,088
Sun Communities Operating LP 2.7% 7/15/2031		880,000	764,324
Sun Communities Operating LP 4.2% 4/15/2032		6,100,000	5,718,813
			12,663,596
Retail REITs - 0.1%
Brixmor Operating Partnership LP 4.05% 7/1/2030		1,055,000	1,011,799
Brixmor Operating Partnership LP 4.125% 5/15/2029		2,000,000	1,943,663
Brixmor Operating Partnership LP 5.5% 2/15/2034		3,000,000	3,043,934
Kite Realty Group Trust 4.75% 9/15/2030		79,000	78,115
Realty Income Corp 2.2% 6/15/2028		172,000	159,677
Realty Income Corp 2.85% 12/15/2032		211,000	182,154
Realty Income Corp 3.25% 1/15/2031		213,000	196,278
Realty Income Corp 3.4% 1/15/2028		320,000	310,461
Simon Property Group LP 2.45% 9/13/2029		333,000	304,520
			7,230,601
Specialized REITs - 0.0%
American Tower Corp 5% 1/31/2030 (s)		155,000	156,281
American Tower Corp 5.45% 2/15/2034		160,000	163,422
Iron Mountain Inc 6.25% 1/15/2033 (d)		345,000	346,992
			666,695
TOTAL REAL ESTATE			93,160,312

Utilities - 1.0%
Electric Utilities - 0.6%
Alabama Power Co 3.05% 3/15/2032		1,447,000	1,295,012
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		680,000	605,300
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		95,000	92,270
Cleco Corporate Holdings LLC 3.375% 9/15/2029		2,173,000	1,998,894
Cleco Corporate Holdings LLC 3.743% 5/1/2026		1,337,000	1,315,690
DPL Inc 4.35% 4/15/2029		400,000	378,499
Duke Energy Corp 2.45% 6/1/2030		565,000	501,650
Duke Energy Corp 3.85% 6/15/2034	EUR	349,000	365,411
Duke Energy Corp 4.5% 8/15/2032		7,000,000	6,779,625
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)		276,000	243,274
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)		935,000	800,536
Edison International 7.875% 6/15/2054 (c)(s)		310,000	302,205
Edison International 8.125% 6/15/2053 (c)		260,000	256,159
Entergy Corp 2.8% 6/15/2030		580,000	525,473
Exelon Corp 3.35% 3/15/2032		389,000	351,137
Exelon Corp 4.05% 4/15/2030		7,865,000	7,605,129
Exelon Corp 4.1% 3/15/2052		288,000	226,188
NRG Energy Inc 5.25% 6/15/2029 (d)		1,215,000	1,190,699
NRG Energy Inc 5.75% 1/15/2028 (s)		860,000	862,119
NRG Energy Inc 6% 2/1/2033 (d)		340,000	336,141
NRG Energy Inc 6.25% 11/1/2034 (d)		275,000	275,955
PG&E Corp 5% 7/1/2028		470,000	457,854
PG&E Corp 5.25% 7/1/2030		1,425,000	1,367,870
PG&E Corp 7.375% 3/15/2055 (c)		400,000	395,326
Southern Co/The 1.875% 9/15/2081 (c)	EUR	437,000	433,320
Southern Co/The 4.85% 3/15/2035		5,000,000	4,840,880
Vistra Operations Co LLC 5% 7/31/2027 (d)		2,435,000	2,405,602
Vistra Operations Co LLC 5.5% 9/1/2026 (d)		1,240,000	1,239,699
Vistra Operations Co LLC 5.625% 2/15/2027 (d)		480,000	480,077
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		305,000	322,034
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(s)		675,000	670,490
			38,920,518
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The 2.45% 1/15/2031		7,504,000	6,424,710
AES Corp/The 3.3% 7/15/2025 (d)		3,530,000	3,503,368
AES Corp/The 3.95% 7/15/2030 (d)		8,288,000	7,800,105
AES Corp/The 6.95% 7/15/2055 (c)		453,000	439,169
Alpha Generation LLC 6.75% 10/15/2032 (d)		365,000	370,189
Calpine Corp 4.625% 2/1/2029 (d)		170,000	162,885
Calpine Corp 5.125% 3/15/2028 (d)		200,000	197,024
Sunnova Energy Corp 5.875% 9/1/2026 (d)		900,000	678,336
			19,575,786
Multi-Utilities - 0.1%
Berkshire Hathaway Energy Co 4.05% 4/15/2025		2,556,000	2,553,700
NiSource Inc 2.95% 9/1/2029		1,708,000	1,588,575
NiSource Inc 3.6% 5/1/2030		4,000,000	3,790,731
Puget Energy Inc 4.1% 6/15/2030		683,000	651,357
Puget Energy Inc 4.224% 3/15/2032		1,329,000	1,239,299
			9,823,662
TOTAL UTILITIES			68,319,966

TOTAL UNITED STATES			1,215,027,172
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (d)		260,000	261,950
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (d)		200,000	199,600

TOTAL UZBEKISTAN			461,550
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (d)(r)		51,667	8,525
Petroleos de Venezuela SA 5.375% (q)(r)		200,000	28,600
Petroleos de Venezuela SA 5.5% (q)(r)		15,000	2,138
Petroleos de Venezuela SA 6% (d)(r)		480,000	68,880
Petroleos de Venezuela SA 6% (d)(r)		385,000	55,440
Petroleos de Venezuela SA 9.75% (d)(r)		50,000	8,143

TOTAL VENEZUELA			171,726
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (d)		274,482	266,494
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)		455,000	456,138
First Quantum Minerals Ltd 8% 3/1/2033 (d)(e)		330,000	336,201
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		235,000	244,987
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		830,000	882,913

TOTAL ZAMBIA			1,920,239
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,613,335,912)			1,615,334,525

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (q)(t)		360,000	367,697
Financials - 0.0%
Banks - 0.0%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(t)		450,000	466,666
TOTAL BRAZIL			834,363
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (c)(d)(t)		250,000	257,706
Banco de Credito e Inversiones SA 8.75% (c)(d)(t)		115,000	122,712
Banco del Estado de Chile 7.95% (c)(d)(t)		105,000	112,469

TOTAL CHILE			492,887
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (c)(q)(t)	EUR	501,000	473,449
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (c)(q)(t)	EUR	318,000	343,578
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (c)(q)(t)	EUR	900,000	913,505
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(c)(q)(t)	EUR	1,200,000	1,138,557
Grand City Properties SA 1.5% (c)(q)(t)	EUR	800,000	808,599
			1,947,156
TOTAL GERMANY			2,860,661
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (c)(q)(t)		275,000	268,899
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (c)(d)(t)		105,000	103,778
Network i2i Ltd 5.65% (c)(d)(t)		250,000	255,146

TOTAL INDIA			358,924
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 6.25% (c)(q)(t)	EUR	200,000	211,425
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (c)(d)(t)		105,000	100,721
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(d)(t)		535,000	540,429
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(d)(t)		200,000	199,323
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(d)		110,000	105,761
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(d)		220,000	235,004
			1,080,517
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (c)(d)(t)		705,000	716,981
Cemex SAB de CV 9.125% (c)(d)(t)		150,000	155,295
			872,276
TOTAL MEXICO			1,952,793
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (c)(q)(t)		200,000	193,157
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget i Norden AB 2.624% (c)(q)(r)(t)	EUR	310,000	215,458
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 7% (c)(d)(t)		200,000	200,657
UBS Group AG 7.125% (c)(d)(t)		200,000	200,836

TOTAL SWITZERLAND			401,493
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (c)(q)(t)		450,000	452,938
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (c)(q)(t)	EUR	975,000	1,005,344
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (c)(q)(t)	GBP	270,000	363,640
HSBC Holdings PLC 6.95% (c)(t)		200,000	200,361
			564,001
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (c)(q)(t)	GBP	202,000	245,603
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (c)(q)(t)	GBP	335,000	429,952
TOTAL UNITED KINGDOM			2,244,900
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 6.125% (c)(t)		165,000	166,157
Energy Transfer LP 6.625% (c)(t)		1,645,000	1,639,349
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.6946% (b)(c)(t)		890,000	891,897
			2,697,403
Financials - 0.2%
Banks - 0.1%
Citigroup Inc 6.75% (c)(t)		905,000	908,339
Citigroup Inc 6.95% (c)(t)		375,000	379,009
Wells Fargo & Co 6.85% (c)(t)		250,000	261,820
			1,549,168
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (c)(t)		805,000	818,138
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(t)		555,000	504,608
Ally Financial Inc 4.7% (c)(t)		1,720,000	1,668,421
Discover Financial Services 5.5% (c)(t)		100,000	99,512
			2,272,541
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(l)(t)		169,668	171,138
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (c)(t)		500,000	483,796
Air Lease Corp 6% (c)(s)(t)		1,010,000	1,003,161
Aircastle Ltd 5.25% (c)(d)(t)		510,000	513,991
			2,000,948
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(t)		120,000	112,496
TOTAL UNITED STATES			9,621,832
TOTAL PREFERRED SECURITIES (Cost $19,585,599)			21,027,478

U.S. Government Agency - Mortgage Securities - 26.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 26.1%
Fannie Mae 2% 11/1/2051	3,338,695	2,689,461
Fannie Mae 2% 2/1/2052	795,870	647,822
Fannie Mae 2.5% 1/1/2052	2,528,682	2,131,442
Fannie Mae 2.5% 5/1/2052	2,240,934	1,890,998
Fannie Mae 2.5% 6/1/2052	3,053,841	2,597,006
Fannie Mae 3% 6/1/2052	1,754,089	1,555,716
Fannie Mae 3.5% 11/1/2054	11,774,989	10,683,909
Fannie Mae 3.5% 12/1/2036	17,204	16,655
Fannie Mae 3.5% 5/1/2036	13,185	12,776
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.999% 10/1/2035 (b)(c)	2,644	2,688
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.945% 4/1/2037 (b)(c)	611	623
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	1,192	1,218
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(c)	180	183
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(c)	1,091	1,114
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.065% 3/1/2037 (b)(c)	5,030	5,149
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.577%, 6.314% 4/1/2044 (b)(c)	1,846	1,901
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.08% 4/1/2044 (b)(c)	719	737
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.421% 1/1/2044 (b)(c)	993	1,016
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(c)	145	149
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.896% 11/1/2036 (b)(c)	1,491	1,525
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.649%, 7.388% 5/1/2035 (b)(c)	1,098	1,121
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.657% 3/1/2033 (b)(c)	2,307	2,354
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.684%, 7.063% 5/1/2036 (b)(c)	1,082	1,106
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.696%, 6.822% 7/1/2043 (b)(c)	8,778	9,027
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.165% 6/1/2042 (b)(c)	5,563	5,721
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.716% 3/1/2040 (b)(c)	4,427	4,551
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.859% 7/1/2035 (b)(c)	2,402	2,456
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (b)(c)	2,018	2,073
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.772%, 6.555% 2/1/2037 (b)(c)	11,150	11,423
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (b)(c)	21,987	22,638
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (b)(c)	1,368	1,406
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	413	425
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 7.12% 12/1/2040 (b)(c)	28,748	29,639
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.398% 2/1/2042 (b)(c)	9,765	10,069
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	2,568	2,648
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.638% 7/1/2041 (b)(c)	3,488	3,588
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.433% 2/1/2035 (b)(c)	1,644	1,687
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(c)	2,351	2,423
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.429% 4/1/2036 (b)(c)	8,645	8,914
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.768% 8/1/2035 (b)(c)	5,007	5,100
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.703% 7/1/2037 (b)(c)	1,873	1,925
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.15%, 6.982% 7/1/2036 (b)(c)	881	894
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	479	488
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.912% 6/1/2036 (b)(c)	888	905
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.28%, 7.24% 10/1/2033 (b)(c)	715	728
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.394% 7/1/2034 (b)(c)	857	873
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	642,344	567,478
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	404,943	355,849
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	665,662	552,418
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	1,412,849	1,074,875
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	230,773	204,525
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	220,312	195,254
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	13,287	11,776
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	120,354	106,665
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	52,422	43,567
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,210,060	996,308
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	13,804	12,234
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	242,191	214,645
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	389,777	344,836
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	2,488,270	2,066,429
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	15,440	13,640
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	14,522	12,829
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	213,269	188,413
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	56,146	46,560
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,146,923	872,562
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	18,615	16,445
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	18,158	16,042
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	57,318	47,502
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	1,560,397	1,376,094
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	18,623	16,424
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	16,054	14,158
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	30,219	26,857
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	580,605	510,940
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	20,683	18,201
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	896,534	682,070
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	16,623	14,628
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	20,691	18,209
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	919,025	814,497
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	1,291,880	1,142,926
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	21,322	18,764
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	3,809,612	3,061,661
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	109,431	88,801
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	18,327	14,729
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	778,188	630,511
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	337,623	272,814
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	67,281	54,155
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	425,327	386,256
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	82,016	70,649
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	445,453	380,590
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,090,511	930,528
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	942,124	758,921
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	269,612	219,880
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	41,118	33,392
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	24,391	19,549
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	686,678	558,942
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	909,906	737,233
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	227,709	184,497
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	99,339	80,611
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	2,165,805	1,864,750
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,049,361	896,144
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	480,108	410,206
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	394,616	337,122
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	226,542	183,551
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	173,218	138,830
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	137,576	111,468
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	216,386	175,796
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	597,543	478,919
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	20,145	16,146
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	20,351	16,356
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	211,033	170,985
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	123,681	99,127
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	212,944	171,403
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	460,931	418,588
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	24,890	22,471
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	331,422	285,170
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,865,727	1,604,002
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	101,650	87,702
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	20,835	16,784
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	257,777	208,053
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	191,639	155,990
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	180,844	146,525
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	262,848	212,639
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	146,597	118,777
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	616,994	499,907
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	21,948	17,591
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	300,675	292,275
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	28,849	26,046
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	22,803	20,793
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	22,484	20,510
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	32,377	29,444
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	11,764	10,764
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,579	14,239
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	5,840,761	4,973,291
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	49,008	39,769
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	31,169	25,049
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	529,966	427,573
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	34,962	28,371
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	17,236	13,906
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	510,697	410,430
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,701,935	1,366,194
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	794,939	641,848
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	652,033	528,297
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	890,727	713,899
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,080,268	4,089,196
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	309,684	248,883
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	44,121	39,917
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	27,971	25,305
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,933	14,535
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	9,450,234	7,594,845
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	705,241	572,289
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	45,785	37,153
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	36,830	29,887
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	153,376	124,845
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,972	14,500
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	31,182	25,304
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	200,920	163,043
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	315,846	253,835
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	234,606	190,378
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,944,478	3,160,187
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	107,188	86,813
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	105,169	85,047
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	91,384	73,785
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	550,185	448,356
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,618,019	2,935,949
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	532,831	428,219
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	854,916	695,885
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	462,091	375,411
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	99,403	85,739
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	449,653	385,947
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	9,207,422	7,399,705
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	375,281	304,533
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	59,124	47,516
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,123,959	1,706,957
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	4,338,305	3,486,555
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	1,600,876	1,281,069
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	3,860,609	3,102,646
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	34,520	31,457
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	2,216,931	1,900,402
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,611,597	3,103,367
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	6,152,906	4,944,890
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	104,867	85,097
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	3,613,163	3,292,539
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	37,832	34,451
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,179	15,581
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	72,171	62,239
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	377,822	304,824
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	159,381	128,090
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	21,964	17,603
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	1,584,744	1,431,736
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	320,084	275,231
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	349,449	298,488
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	457,669	391,834
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	9,958,315	8,034,293
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	125,819	102,217
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	201,325	163,371
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	71,596	57,965
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	38,071	30,858
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	34,455	27,787
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	99,069	79,804
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,493,501	2,008,621
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	22,699	18,285
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	8,186,840	7,062,383
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	66,644	56,982
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	530,981	454,319
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	4,687,442	3,991,262
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	28,714	23,131
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	19,841	15,939
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	267,772	215,116
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	138,462	111,234
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	150,071	120,561
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	258,667	207,882
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	127,159	121,195
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	7,492	7,103
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	582,842	542,409
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	14,689	12,908
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	49,749	43,831
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	326,617	275,206
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,732,672	1,477,265
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	216,665	181,681
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	280,516	238,465
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	9,226,950	7,786,105
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	11,137,348	9,349,458
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	112,049	94,412
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	5,006	4,778
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	132,427	126,278
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	18,985	18,121
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	314,685	276,854
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,818,517	1,526,588
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	4,130,180	3,477,483
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	750,166	638,180
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	583,478	491,635
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	154,410	130,009
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	74,183	71,827
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	81,826	78,063
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	5,719	5,456
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	26,965	25,578
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	103,583	98,302
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	1,116,323	1,035,044
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	266,920	236,640
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	166,790	146,478
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	58,562	51,742
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,939,859	1,626,633
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,123,777	951,102
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	806,955	680,944
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	622,049	524,912
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,019,599	1,699,178
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	227,118	216,468
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	4,111	3,898
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	197,682	187,504
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	1,974,261	1,879,732
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	767,779	647,886
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	278,555	235,754
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	43,238	40,428
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	127,768	119,863
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	61,049	57,272
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	70,932	67,669
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	163,426	144,300
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	28,522	25,091
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	20,840	17,559
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	4,549,690	3,887,568
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	675,320	631,426
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	651,491	609,146
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	50,939	45,231
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	92,813	82,364
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	44,622	37,793
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	4,292,007	3,623,125
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	784,152	664,398
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	126,204	120,397
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	354,526	322,271
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	153,126	135,099
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	3,477,807	3,045,581
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	22,073	19,419
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,946,751	1,656,138
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	19,026	18,203
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	37,489	33,285
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	91,282	80,731
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	83,078	73,523
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	104,828	92,816
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	18,102	15,960
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	48,903	43,375
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	654,721	550,436
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	22,641	19,078
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,756,243	2,330,146
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,260,564	2,747,332
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,644,794	1,385,893
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	497,270	418,686
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	210,143	177,722
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	2,938,947	2,485,523
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	412,066	345,144
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,397,971	1,187,970
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	289,832	256,828
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	332,588	293,021
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	105,707	93,109
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	85,209	75,738
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	4,844,720	4,182,054
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,882,360	2,447,575
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	961,367	817,853
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	45,566	43,533
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	25,951	24,816
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	5,377	5,088
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	542,600	477,369
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	86,346	72,485
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,733,039	1,459,165
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,670,384	1,406,412
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,153,020	1,812,776
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	45,418	43,330
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	8,579,661	7,684,207
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	37,720	31,665
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	211,912	202,686
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	573,579	548,606
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	14,123	13,517
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2037	78,523	73,986
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,483	6,829
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,195	13,851
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,142	3,792
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,926	7,238
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,604	7,847
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	73,462	67,074
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,107	9,258
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	87,048	79,002
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	406,111	356,376
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	31,622	27,670
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	6,588	5,993
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	18,159	16,480
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	28,512	25,493
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	645,017	578,924
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,701,863	2,381,107
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,141,807	1,001,617
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	5,700	5,487
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	95,012	92,104
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	53,479	50,389
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	9,025	8,504
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	26,948	24,861
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	37,090	33,874
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	36,100	32,747
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	829,704	744,428
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	38,435	34,916
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	795,301	713,560
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	80,372	70,679
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	287,253	253,151
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	748,355	660,916
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	490,735	433,397
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	246,300	238,097
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	74,492	72,030
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	33,562	32,143
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	118,198	113,051
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	15,656	14,984
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	19,822	18,135
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,489	7,751
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,833	4,412
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,459	3,144
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,423	9,452
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	742,648	653,090
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	21,734	19,052
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,259,242	1,104,633
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	171,107	150,793
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	212,592	187,753
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	166,208	161,720
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	2,725,835	2,622,176
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	65,427	63,470
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	74,741	70,423
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	41,877	39,457
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,107	9,213
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,226	11,175
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,512	8,631
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	30,757	28,080
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	54,124	49,338
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	19,702	17,965
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	41,172	37,531
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,338	5,795
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	24,473	22,331
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	215,844	195,777
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	30,768	27,907
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	204,163	185,067
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	331,789	294,266
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	43,941	38,519
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (u)	481,894	424,083
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	550,277	484,262
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	6,508,988	5,705,751
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	4,649,466	4,072,796
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	10,317	9,941
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	101,279	95,427
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	104,816	98,760
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	17,485	15,915
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	292,619	262,544
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	9,824,783	8,805,788
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	388,288	342,070
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	89,217	79,100
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,684,733	1,476,830
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	10,963	10,003
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	68,059	61,736
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	49,084	44,146
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	59,805	54,154
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	293,134	266,055
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	273,079	248,196
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	232,683	206,296
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	42,232	37,205
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,094,098	964,894
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	4,415,571	3,888,609
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	45,029	41,069
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	96,433	87,507
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	54,484	49,496
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,251	5,682
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	6,871	6,180
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	262,622	235,876
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	86,855	77,032
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	42,582	38,822
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,172,050	1,920,978
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	74,053	71,308
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	191,784	186,184
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	57,973	53,482
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	9,975	9,121
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	88,492	80,240
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	436,581	391,846
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	128,936	116,857
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	553,139	490,238
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,643,213	2,342,635
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	11,473,564	10,054,092
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	125,884	121,258
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	72,161	65,431
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	12,865	11,666
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	25,685	23,347
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	15,381	13,824
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	4,575	4,112
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	14,009	12,591
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	191,101	170,862
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	7,835,515	6,919,999
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	294,652	260,593
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	11,685	11,252
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	14,019	13,512
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	399,937	386,745
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	34,546	31,514
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	452,346	404,441
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	158,422	141,644
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	127,907	116,057
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	22,655	20,008
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	8,893	8,323
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	28,549	26,678
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	229,002	211,879
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	1,106,144	1,029,314
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	7,112,477	6,642,467
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	388,933	354,505
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	155,988	142,765
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	23,003	21,495
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,709	3,468
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	69,497	64,962
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	6,153	5,750
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	15,908	14,950
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	30,181	28,018
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	1,047,504	974,747
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	12,034,193	11,172,001
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	53,178	51,960
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	4,052	3,775
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,421	6,928
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,380,018	1,277,696
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	43,109	39,306
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	5,386	5,040
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	75,009	69,401
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	34,404	31,832
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	2,100,430	1,960,236
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	62,205	57,476
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	51,599	47,048
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	139,129	135,290
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	13,455	12,538
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	293,765	268,219
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	15,409	14,347
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	14,722	13,740
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	265,723	241,869
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	4,946	4,625
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	31,675	29,537
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	24,932	23,241
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	52,713	48,920
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	3,169,577	2,969,614
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	523,510	478,477
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	8,381	8,003
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	27,185	25,348
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	43,681	40,711
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	213,022	197,694
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	30,332	27,628
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	17,019	15,555
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	215,858	197,290
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	35,533	33,227
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	28,284	26,377
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	295,607	273,412
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	74,606	69,121
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	124,129	115,003
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,800,316	1,674,357
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	615,738	565,466
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	216,125	210,906
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	9,276	8,691
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	24,490	22,910
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	5,441	5,085
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	34,150	31,951
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	36,614	33,922
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	14,342	13,412
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,777	8,202
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	17,029	15,905
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	260,662	241,824
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	673,296	626,530
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	24,700	22,575
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,080	4,910
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	1,973	1,908
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	51,311	49,647
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	75,841	73,361
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,598	5,411
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	11,244	10,860
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	5,227	4,964
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	417,331	396,087
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	138,901	132,535
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	13,843	13,405
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,608	2,524
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,987	2,898
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	6,572	6,346
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	44,123	42,631
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	66,010	63,804
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	2,509	2,422
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	18,529	17,901
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	7,230	6,941
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	54,974	52,708
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,942	14,475
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	79,851	77,269
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,425	5,241
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,055	4,890
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,644	3,518
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,273	2,211
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,178	7,900
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,552	2,464
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,798	9,499
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,697	8,406
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,770	6,547
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,511	7,269
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,263	3,155
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,951	5,756
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,727	7,471
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,281	6,065
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,463	7,228
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,322	3,221
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,950	3,818
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	18,846	18,206
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	39,203	37,894
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	21,513	20,792
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	27,310	26,193
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	27,517	26,151
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	188,860	180,206
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	24,477	23,355
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	19,786	19,130
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	7,741	7,476
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	6,406	6,196
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	4,639	4,481
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	5,265	5,056
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	9,779	9,367
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	108,877	103,888
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	43,061	41,669
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	6,414	6,205
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,502	1,456
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,353	3,242
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	56,673	54,717
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	46,308	44,356
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	13,421	12,847
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	24,043	22,901
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	75,884	72,045
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	87,070	83,080
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	1,415	1,380
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	7,513	7,316
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	1,350	1,306
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,775	2,684
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,598	20,846
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	6,319	6,073
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	84,523	81,092
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	26,190	24,922
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	13,442	12,988
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	18,081	17,465
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,279	6,068
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,486	3,364
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	2,070	1,998
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	6,883	6,624
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	8,718	8,378
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	10,979,194	10,545,887
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	15,546	14,871
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	76,899	73,513
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	15,371	14,589
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,288,672	1,218,745
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	23,887	22,785
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	642,993	609,710
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	81,864	78,260
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	8,133	7,869
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	13,527	12,982
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	84,460	80,768
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	1,386,419	1,313,246
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	78,936	75,682
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	492,527	469,764
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	71,337	68,197
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	43,171	41,271
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	24,209	23,092
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	5,475	5,267
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	8,389	8,046
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	13,860	13,293
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	12,956	12,426
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	191,878	183,010
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	45,617	44,350
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	8,500	8,264
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,316	2,239
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,767	2,674
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	92,788	88,964
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	4,999,391	4,805,200
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	15,439	14,732
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	146,779	140,052
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	229,751	218,989
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	21,423	20,990
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	2,561	2,505
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	1,552	1,538
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	63,537	62,769
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	9,093	8,912
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2025	223	222
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	745	739
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	6,249	6,193
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	167,445	165,921
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	4,998	4,945
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	8,075	7,977
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,313	1,297
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	15,335	15,193
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	3,090	3,031
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	640,881	618,507
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	12,748	12,642
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,462	2,441
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,408	2,385
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	13,758	13,622
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	8,738	8,583
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	40,203	39,453
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	14,451	14,285
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	89,504	88,704
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	14,963	14,651
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	10,777	10,552
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	6,841	6,690
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	4,964	4,934
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	21,978	21,870
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	5,533	5,447
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	73,150	72,510
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	6,238	6,119
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	12,431	12,172
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	89,917	89,360
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	26,641	26,480
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	15,508	15,416
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	5,096	5,038
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	8,683	8,518
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	8,537	8,359
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	474,735	472,848
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	29	29
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	11,374	11,318
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	23,621	23,470
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	20,925	20,685
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	98,751	96,877
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	244	242
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	16,677	16,539
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,913	2,889
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	14,306	14,021
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	83,408	81,747
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	727	723
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,541	1,532
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,171	1,165
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,011	3,988
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,090	1,083
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	312	310
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,659	1,650
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	30,935	30,783
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,731	1,720
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	644	640
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,858	3,836
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,796	1,785
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,418	1,410
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	817	812
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	4,350	4,324
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	8,444	8,389
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	36,586	36,259
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	4,531	4,489
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	15,327	15,022
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	17,142	17,358
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	169,676	168,979
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	528,298	525,137
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	25,009	25,265
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	421,378	420,569
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	361,038	359,554
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	217,497	216,195
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	220,172	219,198
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	1,871,840	1,842,505
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	80,851	81,679
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	13,634	13,782
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	117,730	118,608
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	453,630	455,593
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	67,202	67,884
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	28,739	29,028
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	4,150	4,190
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	27,867	28,174
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	49,379	49,654
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	29,836	29,983
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	25,418	25,544
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	5,537,800	5,451,011
Fannie Mae Mortgage pass-thru certificates 5.301% 8/1/2041 (c)	21,849	21,903
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	1,047,422	1,059,242
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,140,985	1,159,210
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	4,777,055	4,838,429
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,792,865	1,820,942
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,080,282	1,083,696
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	142,459	143,043
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,375,090	2,382,596
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	85,339	86,115
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	5,636,344	5,657,678
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	660,506	667,547
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2039	1,965,915	1,996,801
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,286,622	1,301,544
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	560,899	567,404
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	365,553	370,935
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,745,753	1,752,361
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	525,923	531,858
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	3,376,946	3,408,723
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2025	12	12
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,232,345	1,250,489
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	4,912,279	4,927,802
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,393,334	1,417,766
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	762,142	770,743
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	3,060,123	3,069,793
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.38% 1/1/2035 (b)(c)	192	194
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.316% 2/1/2033 (b)(c)(i)	164	166
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.532% 12/1/2034 (b)(c)	337	341
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 7.053% 9/1/2033 (b)(c)	10,037	10,150
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 7.417% 9/1/2035 (b)(c)	165	169
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	9,075	9,448
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	17,757	18,594
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	343	359
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	6,940	7,303
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	6,566	6,906
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	2,514	2,625
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	5,103	5,318
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	6,385	6,709
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	685,229	708,793
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	11,537	12,044
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	2,300	2,405
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	160	169
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	11,873	12,367
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	851	888
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,871,922	1,917,015
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	73,814	76,560
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	559,588	577,608
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	220,410	227,990
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	2,489	2,623
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	3,431	3,571
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	4,672,895	4,816,071
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,987,922	2,069,332
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	5,496,857	5,663,560
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	3,300	3,435
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	3,714	3,870
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	2,334	2,455
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039 (e)	2,521,892	2,600,787
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	683,473	696,725
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	23,231	24,211
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	2,386,195	2,432,463
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	8,162	8,594
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,591,681	1,622,543
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,328	1,385
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	36,652	38,276
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	4,068	4,265
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	526,501	542,139
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (u)	683,473	704,414
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,598,233	1,629,222
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	505	528
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,098	1,150
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	1,086	1,142
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	14,725	15,514
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,344,852	1,370,928
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	2,418,131	2,479,375
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	15,348	16,000
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	660	689
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	157	165
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	18,344	19,093
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	364	374
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,696	3,870
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	577	607
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	533,664	548,015
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	3,067,707	3,126,230
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	488,248	506,260
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	2,748,251	2,869,814
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	1,127,561	1,176,995
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	3,625,115	3,806,140
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	1,112,207	1,150,455
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	674,527	695,615
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	4,494	4,677
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	45,325	47,310
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	502,049	518,059
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	1,018,441	1,063,808
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	547,632	565,309
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	12,726	13,250
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,550	2,653
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	5,198	5,434
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,040,235	1,073,813
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	286,700	300,098
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	265	280
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	38,332	39,994
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	30,376	31,680
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	7,174	7,485
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	4,026,859	4,162,823
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	1,034,917	1,080,936
Fannie Mae Mortgage pass-thru certificates 6.752% 2/1/2039 (c)	8,406	8,668
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	8	9
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	51	52
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	8	7
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	12	13
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	37	38
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	10	10
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	7	6
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	6	5
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	75	79
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	21	22
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	34	36
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	14	15
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	90	94
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	453	476
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	35	35
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	282	296
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	676	709
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	98	103
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	126	132
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	83	87
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	362	383
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	176	185
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	131	137
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	61	64
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	4	3
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	65	68
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	14	15
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	11	12
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	41	43
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	179	188
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	54	55
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	952	981
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	58	59
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	42	44
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	59	62
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	45	45
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	77	79
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	61	62
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	21	22
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	723	744
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	50	52
Freddie Mac Gold Pool 1.5% 1/1/2036	430,496	380,322
Freddie Mac Gold Pool 1.5% 1/1/2051	1,400,113	1,065,185
Freddie Mac Gold Pool 1.5% 10/1/2035	1,370,556	1,214,672
Freddie Mac Gold Pool 1.5% 11/1/2035	356,752	316,176
Freddie Mac Gold Pool 1.5% 11/1/2035	165,516	146,690
Freddie Mac Gold Pool 1.5% 11/1/2035	23,508	20,835
Freddie Mac Gold Pool 1.5% 12/1/2035	225,840	200,154
Freddie Mac Gold Pool 1.5% 12/1/2040	33,754	28,031
Freddie Mac Gold Pool 1.5% 2/1/2036	17,676	15,616
Freddie Mac Gold Pool 1.5% 2/1/2036	1,116,706	986,553
Freddie Mac Gold Pool 1.5% 2/1/2041	2,561,576	2,124,037
Freddie Mac Gold Pool 1.5% 2/1/2051	1,421,825	1,081,704
Freddie Mac Gold Pool 1.5% 3/1/2036	15,134	13,370
Freddie Mac Gold Pool 1.5% 3/1/2041	57,453	47,605
Freddie Mac Gold Pool 1.5% 3/1/2051	1,125,516	856,276
Freddie Mac Gold Pool 1.5% 4/1/2036	19,267	16,992
Freddie Mac Gold Pool 1.5% 4/1/2041	1,355,634	1,122,526
Freddie Mac Gold Pool 1.5% 4/1/2041	868,433	719,273
Freddie Mac Gold Pool 1.5% 4/1/2051	4,003,388	3,045,718
Freddie Mac Gold Pool 1.5% 4/1/2051	96,718	73,581
Freddie Mac Gold Pool 1.5% 5/1/2036	19,875	17,490
Freddie Mac Gold Pool 1.5% 5/1/2036	1,065,293	942,132
Freddie Mac Gold Pool 1.5% 6/1/2036	20,089	17,678
Freddie Mac Gold Pool 1.5% 7/1/2036	17,901	15,754
Freddie Mac Gold Pool 1.5% 8/1/2035	293,008	259,682
Freddie Mac Gold Pool 1.5% 8/1/2036	16,565	14,577
Freddie Mac Gold Pool 2% 1/1/2051	474,782	383,051
Freddie Mac Gold Pool 2% 1/1/2051	36,717	29,509
Freddie Mac Gold Pool 2% 1/1/2052	170,113	136,342
Freddie Mac Gold Pool 2% 1/1/2052	314,989	256,099
Freddie Mac Gold Pool 2% 1/1/2052	206,700	165,666
Freddie Mac Gold Pool 2% 10/1/2041	18,809	16,061
Freddie Mac Gold Pool 2% 10/1/2050	494,110	398,027
Freddie Mac Gold Pool 2% 10/1/2050	21,298	17,156
Freddie Mac Gold Pool 2% 10/1/2051	910,436	736,524
Freddie Mac Gold Pool 2% 10/1/2051	181,712	147,229
Freddie Mac Gold Pool 2% 10/1/2051	49,608	40,193
Freddie Mac Gold Pool 2% 10/1/2051	26,481	21,224
Freddie Mac Gold Pool 2% 10/1/2051	23,605	19,059
Freddie Mac Gold Pool 2% 10/1/2051	24,583	19,749
Freddie Mac Gold Pool 2% 11/1/2041	161,809	138,196
Freddie Mac Gold Pool 2% 11/1/2041	420,416	358,868
Freddie Mac Gold Pool 2% 11/1/2050	923,751	744,121
Freddie Mac Gold Pool 2% 11/1/2050	27,335	22,019
Freddie Mac Gold Pool 2% 11/1/2050	7,723,959	6,294,388
Freddie Mac Gold Pool 2% 11/1/2050	39,642	31,934
Freddie Mac Gold Pool 2% 11/1/2051	684,453	553,067
Freddie Mac Gold Pool 2% 11/1/2051	1,609,318	1,301,906
Freddie Mac Gold Pool 2% 11/1/2051	44,860	36,347
Freddie Mac Gold Pool 2% 11/1/2051	728,400	590,172
Freddie Mac Gold Pool 2% 11/1/2051	71,052	57,568
Freddie Mac Gold Pool 2% 11/1/2051	153,263	122,837
Freddie Mac Gold Pool 2% 11/1/2051	381,230	306,859
Freddie Mac Gold Pool 2% 11/1/2051	454,780	364,497
Freddie Mac Gold Pool 2% 12/1/2035	31,746	28,958
Freddie Mac Gold Pool 2% 12/1/2051	255,251	206,812
Freddie Mac Gold Pool 2% 12/1/2051	112,414	91,081
Freddie Mac Gold Pool 2% 12/1/2051	145,912	117,903
Freddie Mac Gold Pool 2% 12/1/2051	157,388	127,521
Freddie Mac Gold Pool 2% 12/1/2051	147,702	119,488
Freddie Mac Gold Pool 2% 12/1/2051	781,181	634,645
Freddie Mac Gold Pool 2% 12/1/2051	54,163	43,596
Freddie Mac Gold Pool 2% 12/1/2051	25,584	20,505
Freddie Mac Gold Pool 2% 2/1/2036	42,322	38,461
Freddie Mac Gold Pool 2% 2/1/2036	26,865	24,448
Freddie Mac Gold Pool 2% 2/1/2036	30,907	28,184
Freddie Mac Gold Pool 2% 2/1/2041	200,984	172,613
Freddie Mac Gold Pool 2% 2/1/2051	2,190,590	1,760,506
Freddie Mac Gold Pool 2% 2/1/2051	74,042	59,505
Freddie Mac Gold Pool 2% 2/1/2051	23,126	18,629
Freddie Mac Gold Pool 2% 2/1/2052	1,492,118	1,204,762
Freddie Mac Gold Pool 2% 2/1/2052	651,826	527,111
Freddie Mac Gold Pool 2% 3/1/2036	23,097	21,019
Freddie Mac Gold Pool 2% 3/1/2036	1,420,227	1,289,761
Freddie Mac Gold Pool 2% 3/1/2041	233,268	201,238
Freddie Mac Gold Pool 2% 3/1/2051	3,659,581	2,941,086
Freddie Mac Gold Pool 2% 3/1/2051	50,495	40,975
Freddie Mac Gold Pool 2% 3/1/2051	254,476	204,514
Freddie Mac Gold Pool 2% 3/1/2051	453,846	368,287
Freddie Mac Gold Pool 2% 3/1/2051	421,058	341,680
Freddie Mac Gold Pool 2% 3/1/2051	374,228	303,678
Freddie Mac Gold Pool 2% 3/1/2051	32,082	26,034
Freddie Mac Gold Pool 2% 3/1/2051	2,127,152	1,713,512
Freddie Mac Gold Pool 2% 3/1/2052	352,856	282,697
Freddie Mac Gold Pool 2% 4/1/2041	17,464	14,982
Freddie Mac Gold Pool 2% 4/1/2042	8,379,911	7,201,174
Freddie Mac Gold Pool 2% 4/1/2051	299,631	240,804
Freddie Mac Gold Pool 2% 4/1/2051	959,733	771,306
Freddie Mac Gold Pool 2% 4/1/2052	60,450	48,978
Freddie Mac Gold Pool 2% 4/1/2052	4,317,460	3,488,691
Freddie Mac Gold Pool 2% 5/1/2036	40,830	37,156
Freddie Mac Gold Pool 2% 5/1/2041	179,571	153,899
Freddie Mac Gold Pool 2% 5/1/2051	7,077,577	5,736,676
Freddie Mac Gold Pool 2% 5/1/2051	3,675,159	2,953,606
Freddie Mac Gold Pool 2% 5/1/2051	2,890,873	2,353,112
Freddie Mac Gold Pool 2% 5/1/2051	79,793	64,750
Freddie Mac Gold Pool 2% 5/1/2051	83,119	67,060
Freddie Mac Gold Pool 2% 5/1/2051	196,416	158,467
Freddie Mac Gold Pool 2% 5/1/2051	447,223	359,418
Freddie Mac Gold Pool 2% 6/1/2041	305,416	261,578
Freddie Mac Gold Pool 2% 6/1/2050	651,923	529,634
Freddie Mac Gold Pool 2% 6/1/2050	24,305,007	19,609,095
Freddie Mac Gold Pool 2% 6/1/2051	19,427	15,613
Freddie Mac Gold Pool 2% 6/1/2052	363,834	292,288
Freddie Mac Gold Pool 2% 7/1/2041	18,045	15,444
Freddie Mac Gold Pool 2% 7/1/2041	1,183,081	1,018,160
Freddie Mac Gold Pool 2% 7/1/2050	184,987	150,287
Freddie Mac Gold Pool 2% 7/1/2050	56,062	45,231
Freddie Mac Gold Pool 2% 7/1/2050	22,028	17,772
Freddie Mac Gold Pool 2% 7/1/2051	47,398	38,418
Freddie Mac Gold Pool 2% 7/1/2051	760,789	621,407
Freddie Mac Gold Pool 2% 8/1/2050	16,401	13,319
Freddie Mac Gold Pool 2% 8/1/2051	929,613	747,680
Freddie Mac Gold Pool 2% 8/1/2051	472,786	380,850
Freddie Mac Gold Pool 2% 8/1/2052	543,245	435,400
Freddie Mac Gold Pool 2% 9/1/2050	13,908,145	11,203,600
Freddie Mac Gold Pool 2% 9/1/2050	16,336	13,160
Freddie Mac Gold Pool 2% 9/1/2050	336,846	273,239
Freddie Mac Gold Pool 2% 9/1/2050	92,145	74,227
Freddie Mac Gold Pool 2% 9/1/2051	58,881	47,707
Freddie Mac Gold Pool 2% 9/1/2051	104,580	83,819
Freddie Mac Gold Pool 2% 9/1/2051	356,388	288,756
Freddie Mac Gold Pool 2% 9/1/2051	348,589	282,438
Freddie Mac Gold Pool 2.5% 1/1/2031	4,602	4,408
Freddie Mac Gold Pool 2.5% 1/1/2041	506,865	447,501
Freddie Mac Gold Pool 2.5% 1/1/2042	253,647	222,758
Freddie Mac Gold Pool 2.5% 1/1/2052	709,028	599,195
Freddie Mac Gold Pool 2.5% 1/1/2052	56,823	48,287
Freddie Mac Gold Pool 2.5% 1/1/2052	749,990	632,875
Freddie Mac Gold Pool 2.5% 10/1/2031	25,914	24,787
Freddie Mac Gold Pool 2.5% 10/1/2041	127,307	112,002
Freddie Mac Gold Pool 2.5% 11/1/2031	106,767	101,804
Freddie Mac Gold Pool 2.5% 11/1/2032	5,478	5,202
Freddie Mac Gold Pool 2.5% 11/1/2032	4,898	4,646
Freddie Mac Gold Pool 2.5% 11/1/2041	80,522	71,144
Freddie Mac Gold Pool 2.5% 11/1/2041	69,368	61,289
Freddie Mac Gold Pool 2.5% 11/1/2041	1,472,866	1,302,704
Freddie Mac Gold Pool 2.5% 11/1/2050	913,654	775,550
Freddie Mac Gold Pool 2.5% 11/1/2050	457,149	389,477
Freddie Mac Gold Pool 2.5% 11/1/2051	200,347	167,998
Freddie Mac Gold Pool 2.5% 12/1/2050	384,532	327,609
Freddie Mac Gold Pool 2.5% 12/1/2051	215,722	180,889
Freddie Mac Gold Pool 2.5% 12/1/2051	577,970	487,716
Freddie Mac Gold Pool 2.5% 2/1/2035	104,194	97,422
Freddie Mac Gold Pool 2.5% 2/1/2036	2,028,674	1,893,645
Freddie Mac Gold Pool 2.5% 2/1/2042	278,127	247,820
Freddie Mac Gold Pool 2.5% 2/1/2051	15,089	12,714
Freddie Mac Gold Pool 2.5% 2/1/2051	8,929,371	7,607,546
Freddie Mac Gold Pool 2.5% 2/1/2051	2,504,049	2,109,896
Freddie Mac Gold Pool 2.5% 3/1/2032	1,404,000	1,337,494
Freddie Mac Gold Pool 2.5% 3/1/2033	37,141	35,234
Freddie Mac Gold Pool 2.5% 3/1/2050	2,498,472	2,109,101
Freddie Mac Gold Pool 2.5% 3/1/2051	2,396,142	2,018,975
Freddie Mac Gold Pool 2.5% 4/1/2033	15,812	14,979
Freddie Mac Gold Pool 2.5% 4/1/2033	31,246	29,622
Freddie Mac Gold Pool 2.5% 4/1/2042	3,830,065	3,354,061
Freddie Mac Gold Pool 2.5% 4/1/2042	52,044	45,885
Freddie Mac Gold Pool 2.5% 4/1/2047	499,803	423,317
Freddie Mac Gold Pool 2.5% 4/1/2052	920,125	782,192
Freddie Mac Gold Pool 2.5% 5/1/2033	4,230	4,007
Freddie Mac Gold Pool 2.5% 5/1/2041	596,095	528,512
Freddie Mac Gold Pool 2.5% 5/1/2051	378,219	321,640
Freddie Mac Gold Pool 2.5% 6/1/2031	15,157	14,497
Freddie Mac Gold Pool 2.5% 6/1/2031	17,094	16,374
Freddie Mac Gold Pool 2.5% 6/1/2040	45,793	40,718
Freddie Mac Gold Pool 2.5% 6/1/2041	61,491	54,445
Freddie Mac Gold Pool 2.5% 7/1/2031	25,983	24,865
Freddie Mac Gold Pool 2.5% 7/1/2032	447,278	425,531
Freddie Mac Gold Pool 2.5% 7/1/2033	51,701	48,939
Freddie Mac Gold Pool 2.5% 7/1/2036	200,923	187,549
Freddie Mac Gold Pool 2.5% 7/1/2050	760,015	645,372
Freddie Mac Gold Pool 2.5% 7/1/2050	90,617	77,260
Freddie Mac Gold Pool 2.5% 7/1/2051	559,991	473,595
Freddie Mac Gold Pool 2.5% 8/1/2031	43,731	41,807
Freddie Mac Gold Pool 2.5% 8/1/2032	995,783	946,944
Freddie Mac Gold Pool 2.5% 8/1/2041	58,055	51,348
Freddie Mac Gold Pool 2.5% 8/1/2050	1,258,209	1,070,383
Freddie Mac Gold Pool 2.5% 9/1/2041	128,110	114,110
Freddie Mac Gold Pool 2.5% 9/1/2051	750,331	631,755
Freddie Mac Gold Pool 3% 1/1/2033	25,597	24,616
Freddie Mac Gold Pool 3% 1/1/2043	6,116	5,553
Freddie Mac Gold Pool 3% 1/1/2052	30,964	27,143
Freddie Mac Gold Pool 3% 1/1/2052	889,458	779,695
Freddie Mac Gold Pool 3% 10/1/2049	2,263,153	1,998,723
Freddie Mac Gold Pool 3% 11/1/2050	52,897	46,518
Freddie Mac Gold Pool 3% 11/1/2051	160,013	140,317
Freddie Mac Gold Pool 3% 11/1/2051	354,764	311,206
Freddie Mac Gold Pool 3% 12/1/2030	48,366	46,869
Freddie Mac Gold Pool 3% 12/1/2032	4,234	4,081
Freddie Mac Gold Pool 3% 12/1/2032	41,280	39,918
Freddie Mac Gold Pool 3% 12/1/2042	8,463	7,734
Freddie Mac Gold Pool 3% 12/1/2042	4,482	4,096
Freddie Mac Gold Pool 3% 12/1/2042	95,027	86,900
Freddie Mac Gold Pool 3% 12/1/2046	199,517	178,621
Freddie Mac Gold Pool 3% 12/1/2050	438,439	385,567
Freddie Mac Gold Pool 3% 12/1/2051	227,891	199,555
Freddie Mac Gold Pool 3% 2/1/2033	16,147	15,522
Freddie Mac Gold Pool 3% 2/1/2033	46,829	45,428
Freddie Mac Gold Pool 3% 2/1/2037	27,707	26,138
Freddie Mac Gold Pool 3% 2/1/2043	6,491	5,956
Freddie Mac Gold Pool 3% 2/1/2050	507,404	450,020
Freddie Mac Gold Pool 3% 3/1/2033	31,410	30,196
Freddie Mac Gold Pool 3% 3/1/2050	4,094,413	3,609,617
Freddie Mac Gold Pool 3% 3/1/2052	828,494	725,996
Freddie Mac Gold Pool 3% 3/1/2052	449,800	394,152
Freddie Mac Gold Pool 3% 3/1/2052	433,247	381,136
Freddie Mac Gold Pool 3% 4/1/2034	39,083	37,585
Freddie Mac Gold Pool 3% 4/1/2046	8,082	7,268
Freddie Mac Gold Pool 3% 4/1/2046	9,733	8,753
Freddie Mac Gold Pool 3% 4/1/2050	170,941	151,556
Freddie Mac Gold Pool 3% 4/1/2050	4,099,626	3,614,213
Freddie Mac Gold Pool 3% 5/1/2035	507,219	485,136
Freddie Mac Gold Pool 3% 5/1/2045	4,211	3,793
Freddie Mac Gold Pool 3% 5/1/2046	24,248	21,807
Freddie Mac Gold Pool 3% 5/1/2046	151,963	136,665
Freddie Mac Gold Pool 3% 5/1/2051	329,275	289,156
Freddie Mac Gold Pool 3% 5/1/2052	3,795,040	3,322,565
Freddie Mac Gold Pool 3% 6/1/2031	14,343	13,898
Freddie Mac Gold Pool 3% 6/1/2031	5,147	4,987
Freddie Mac Gold Pool 3% 6/1/2046	149,098	133,995
Freddie Mac Gold Pool 3% 6/1/2050	82,332	73,098
Freddie Mac Gold Pool 3% 6/1/2051	1,023,892	893,060
Freddie Mac Gold Pool 3% 6/1/2052	1,478,859	1,295,899
Freddie Mac Gold Pool 3% 6/1/2052	1,294,017	1,140,193
Freddie Mac Gold Pool 3% 7/1/2045	10,249	9,230
Freddie Mac Gold Pool 3% 9/1/2051	168,339	147,618
Freddie Mac Gold Pool 3% 9/1/2051	306,234	268,731
Freddie Mac Gold Pool 3.5% 1/1/2046	18,615	17,286
Freddie Mac Gold Pool 3.5% 1/1/2046	6,254	5,817
Freddie Mac Gold Pool 3.5% 1/1/2048	9,384	8,732
Freddie Mac Gold Pool 3.5% 1/1/2048	966,603	891,913
Freddie Mac Gold Pool 3.5% 10/1/2040	6,959	6,510
Freddie Mac Gold Pool 3.5% 10/1/2047	32,845	30,564
Freddie Mac Gold Pool 3.5% 10/1/2051	218,870	200,590
Freddie Mac Gold Pool 3.5% 11/1/2033	68,078	66,279
Freddie Mac Gold Pool 3.5% 11/1/2040	14,569	13,629
Freddie Mac Gold Pool 3.5% 11/1/2047	9,070	8,380
Freddie Mac Gold Pool 3.5% 11/1/2047	30,185	28,011
Freddie Mac Gold Pool 3.5% 11/1/2047	226,327	210,607
Freddie Mac Gold Pool 3.5% 12/1/2033	24,817	24,142
Freddie Mac Gold Pool 3.5% 12/1/2040	14,270	13,341
Freddie Mac Gold Pool 3.5% 12/1/2046	34,337	31,810
Freddie Mac Gold Pool 3.5% 12/1/2047	39,382	36,386
Freddie Mac Gold Pool 3.5% 12/1/2047	56,801	52,856
Freddie Mac Gold Pool 3.5% 2/1/2034	265,926	258,773
Freddie Mac Gold Pool 3.5% 2/1/2043	7,948	7,486
Freddie Mac Gold Pool 3.5% 2/1/2043	19,935	18,679
Freddie Mac Gold Pool 3.5% 2/1/2043	930,099	869,775
Freddie Mac Gold Pool 3.5% 2/1/2048	119,773	110,511
Freddie Mac Gold Pool 3.5% 2/1/2048	21,165	19,555
Freddie Mac Gold Pool 3.5% 2/1/2052	65,698	59,882
Freddie Mac Gold Pool 3.5% 2/1/2052	292,358	267,575
Freddie Mac Gold Pool 3.5% 2/1/2055	9,899,996	8,982,654
Freddie Mac Gold Pool 3.5% 3/1/2032	163,280	159,533
Freddie Mac Gold Pool 3.5% 3/1/2045	53,312	49,589
Freddie Mac Gold Pool 3.5% 3/1/2045	9,851	9,163
Freddie Mac Gold Pool 3.5% 3/1/2045	13,926	12,954
Freddie Mac Gold Pool 3.5% 3/1/2046	191,981	178,695
Freddie Mac Gold Pool 3.5% 3/1/2048	47,028	43,391
Freddie Mac Gold Pool 3.5% 3/1/2052	110,639	101,225
Freddie Mac Gold Pool 3.5% 3/1/2052	244,473	223,388
Freddie Mac Gold Pool 3.5% 4/1/2033	166,437	162,782
Freddie Mac Gold Pool 3.5% 4/1/2040	17,274	16,171
Freddie Mac Gold Pool 3.5% 4/1/2042	172,417	161,992
Freddie Mac Gold Pool 3.5% 4/1/2043	10,318	9,651
Freddie Mac Gold Pool 3.5% 4/1/2043	23,863	22,299
Freddie Mac Gold Pool 3.5% 4/1/2046	43,711	40,591
Freddie Mac Gold Pool 3.5% 4/1/2046	37,147	34,519
Freddie Mac Gold Pool 3.5% 4/1/2052	250,078	230,442
Freddie Mac Gold Pool 3.5% 5/1/2034	29,092	28,256
Freddie Mac Gold Pool 3.5% 5/1/2040	5,923	5,545
Freddie Mac Gold Pool 3.5% 5/1/2040	35,784	33,498
Freddie Mac Gold Pool 3.5% 5/1/2045	85,306	79,323
Freddie Mac Gold Pool 3.5% 5/1/2046	379,097	352,506
Freddie Mac Gold Pool 3.5% 6/1/2032	115,041	112,329
Freddie Mac Gold Pool 3.5% 6/1/2040	30,962	28,984
Freddie Mac Gold Pool 3.5% 6/1/2045	103,254	96,011
Freddie Mac Gold Pool 3.5% 6/1/2045	16,296	15,153
Freddie Mac Gold Pool 3.5% 6/1/2045	180,930	168,295
Freddie Mac Gold Pool 3.5% 6/1/2045	9,876	9,192
Freddie Mac Gold Pool 3.5% 7/1/2032	162,124	158,338
Freddie Mac Gold Pool 3.5% 7/1/2040	4,448	4,164
Freddie Mac Gold Pool 3.5% 7/1/2042	551,519	515,805
Freddie Mac Gold Pool 3.5% 7/1/2047	553,791	515,673
Freddie Mac Gold Pool 3.5% 8/1/2034	48,801	47,378
Freddie Mac Gold Pool 3.5% 8/1/2040	20,233	18,927
Freddie Mac Gold Pool 3.5% 8/1/2047	99,848	92,913
Freddie Mac Gold Pool 3.5% 8/1/2047	841,999	784,042
Freddie Mac Gold Pool 3.5% 8/1/2047	66,399	61,829
Freddie Mac Gold Pool 3.5% 8/1/2049	10,405,716	9,591,909
Freddie Mac Gold Pool 3.5% 8/1/2051	283,994	260,363
Freddie Mac Gold Pool 3.5% 9/1/2040	15,250	14,175
Freddie Mac Gold Pool 3.5% 9/1/2042	1,335,062	1,247,957
Freddie Mac Gold Pool 3.5% 9/1/2042	705,444	659,112
Freddie Mac Gold Pool 3.5% 9/1/2046	48,489	44,982
Freddie Mac Gold Pool 3.5% 9/1/2046	460,698	428,528
Freddie Mac Gold Pool 3.5% 9/1/2047	18,416	17,137
Freddie Mac Gold Pool 3.5% 9/1/2047	15,197	14,142
Freddie Mac Gold Pool 4% 1/1/2036	83,318	82,171
Freddie Mac Gold Pool 4% 1/1/2039	8,808	8,588
Freddie Mac Gold Pool 4% 1/1/2041	6,341	6,144
Freddie Mac Gold Pool 4% 1/1/2041	3,144	3,053
Freddie Mac Gold Pool 4% 1/1/2044	4,540	4,367
Freddie Mac Gold Pool 4% 10/1/2041	49,790	48,179
Freddie Mac Gold Pool 4% 10/1/2041	5,896	5,705
Freddie Mac Gold Pool 4% 10/1/2041	4,658	4,509
Freddie Mac Gold Pool 4% 10/1/2042	2,354	2,275
Freddie Mac Gold Pool 4% 10/1/2043	12,799	12,328
Freddie Mac Gold Pool 4% 10/1/2044	7,907	7,597
Freddie Mac Gold Pool 4% 10/1/2045	3,690	3,544
Freddie Mac Gold Pool 4% 10/1/2052	648,436	616,087
Freddie Mac Gold Pool 4% 11/1/2041	8,358	8,080
Freddie Mac Gold Pool 4% 11/1/2042	10,082	9,741
Freddie Mac Gold Pool 4% 11/1/2042	8,620	8,314
Freddie Mac Gold Pool 4% 11/1/2042	91,794	88,771
Freddie Mac Gold Pool 4% 11/1/2042	103,460	100,144
Freddie Mac Gold Pool 4% 11/1/2047	60,655	57,850
Freddie Mac Gold Pool 4% 11/1/2051	37,544	35,823
Freddie Mac Gold Pool 4% 12/1/2042	2,681	2,599
Freddie Mac Gold Pool 4% 12/1/2047	101,194	96,513
Freddie Mac Gold Pool 4% 2/1/2041	16,556	16,044
Freddie Mac Gold Pool 4% 2/1/2042	22,627	21,868
Freddie Mac Gold Pool 4% 2/1/2043	8,124	7,834
Freddie Mac Gold Pool 4% 2/1/2043	5,180	4,993
Freddie Mac Gold Pool 4% 2/1/2043	6,173	5,949
Freddie Mac Gold Pool 4% 2/1/2043	2,654	2,556
Freddie Mac Gold Pool 4% 2/1/2045	71,640	68,967
Freddie Mac Gold Pool 4% 2/1/2046	25,345	24,393
Freddie Mac Gold Pool 4% 2/1/2048	68,478	65,375
Freddie Mac Gold Pool 4% 2/1/2050	15,422	14,623
Freddie Mac Gold Pool 4% 2/1/2052	16,093	15,355
Freddie Mac Gold Pool 4% 2/1/2052	21,727	20,731
Freddie Mac Gold Pool 4% 2/1/2053	1,900,525	1,802,149
Freddie Mac Gold Pool 4% 2/1/2053	7,217,424	6,843,828
Freddie Mac Gold Pool 4% 3/1/2042	4,597	4,449
Freddie Mac Gold Pool 4% 3/1/2042	4,108	3,970
Freddie Mac Gold Pool 4% 4/1/2042	56,265	54,371
Freddie Mac Gold Pool 4% 4/1/2042	43,116	41,704
Freddie Mac Gold Pool 4% 4/1/2043	4,322	4,174
Freddie Mac Gold Pool 4% 4/1/2043	84,556	81,684
Freddie Mac Gold Pool 4% 4/1/2046	24,331	23,304
Freddie Mac Gold Pool 4% 4/1/2048	1,101	1,051
Freddie Mac Gold Pool 4% 4/1/2048	11,650	11,115
Freddie Mac Gold Pool 4% 4/1/2048	23,920	22,821
Freddie Mac Gold Pool 4% 4/1/2048	4,056	3,869
Freddie Mac Gold Pool 4% 4/1/2048	18,686	17,827
Freddie Mac Gold Pool 4% 4/1/2052	41,308	39,402
Freddie Mac Gold Pool 4% 4/1/2052	26,638	25,409
Freddie Mac Gold Pool 4% 5/1/2038	113,473	110,917
Freddie Mac Gold Pool 4% 5/1/2042	7,238	7,008
Freddie Mac Gold Pool 4% 5/1/2043	5,267	5,074
Freddie Mac Gold Pool 4% 5/1/2045	8,349	8,033
Freddie Mac Gold Pool 4% 5/1/2045	34,448	33,339
Freddie Mac Gold Pool 4% 5/1/2048	138,877	132,670
Freddie Mac Gold Pool 4% 6/1/2038	4,475	4,374
Freddie Mac Gold Pool 4% 6/1/2038	3,325	3,250
Freddie Mac Gold Pool 4% 6/1/2041	2,101	2,032
Freddie Mac Gold Pool 4% 6/1/2045	5,532	5,317
Freddie Mac Gold Pool 4% 6/1/2047	27,475	26,298
Freddie Mac Gold Pool 4% 6/1/2047	385,559	369,049
Freddie Mac Gold Pool 4% 6/1/2052	22,263	21,236
Freddie Mac Gold Pool 4% 7/1/2042	87,860	84,835
Freddie Mac Gold Pool 4% 7/1/2043	4,770	4,604
Freddie Mac Gold Pool 4% 7/1/2043	11,062	10,656
Freddie Mac Gold Pool 4% 7/1/2043	10,043	9,696
Freddie Mac Gold Pool 4% 7/1/2043	5,115	4,928
Freddie Mac Gold Pool 4% 7/1/2045	20,892	20,083
Freddie Mac Gold Pool 4% 7/1/2052	33,639	32,087
Freddie Mac Gold Pool 4% 8/1/2038	19,181	18,701
Freddie Mac Gold Pool 4% 8/1/2038	27,663	26,970
Freddie Mac Gold Pool 4% 8/1/2043	5,274	5,079
Freddie Mac Gold Pool 4% 8/1/2052	20,139	19,195
Freddie Mac Gold Pool 4% 9/1/2041	6,061	5,865
Freddie Mac Gold Pool 4% 9/1/2041	2,212	2,140
Freddie Mac Gold Pool 4% 9/1/2041	2,005	1,939
Freddie Mac Gold Pool 4% 9/1/2042	6,413	6,216
Freddie Mac Gold Pool 4% 9/1/2042	35,608	34,415
Freddie Mac Gold Pool 4% 9/1/2043	6,323	6,089
Freddie Mac Gold Pool 4% 9/1/2043	8,426	8,124
Freddie Mac Gold Pool 4% 9/1/2043	7,536	7,263
Freddie Mac Gold Pool 4% 9/1/2043	6,159	5,928
Freddie Mac Gold Pool 4% 9/1/2043	7,332	7,071
Freddie Mac Gold Pool 4% 9/1/2044	5,566	5,358
Freddie Mac Gold Pool 4% 9/1/2051	41,475	39,575
Freddie Mac Gold Pool 4.5% 1/1/2040	2,124	2,109
Freddie Mac Gold Pool 4.5% 1/1/2041	1,287	1,279
Freddie Mac Gold Pool 4.5% 1/1/2042	63,443	62,950
Freddie Mac Gold Pool 4.5% 1/1/2047	5,781	5,686
Freddie Mac Gold Pool 4.5% 10/1/2039	12,589	12,499
Freddie Mac Gold Pool 4.5% 10/1/2039	2,854	2,833
Freddie Mac Gold Pool 4.5% 10/1/2039	1,195	1,186
Freddie Mac Gold Pool 4.5% 10/1/2040	3,777	3,745
Freddie Mac Gold Pool 4.5% 10/1/2040	6,392	6,342
Freddie Mac Gold Pool 4.5% 10/1/2041	15,267	15,132
Freddie Mac Gold Pool 4.5% 10/1/2048	11,843	11,600
Freddie Mac Gold Pool 4.5% 10/1/2048	82,139	80,862
Freddie Mac Gold Pool 4.5% 11/1/2040	1,390	1,379
Freddie Mac Gold Pool 4.5% 12/1/2040	2,078	2,060
Freddie Mac Gold Pool 4.5% 12/1/2040	1,792	1,776
Freddie Mac Gold Pool 4.5% 12/1/2044	3,778	3,737
Freddie Mac Gold Pool 4.5% 12/1/2045	11,574	11,493
Freddie Mac Gold Pool 4.5% 12/1/2046	5,881	5,784
Freddie Mac Gold Pool 4.5% 2/1/2041	2,225	2,208
Freddie Mac Gold Pool 4.5% 2/1/2041	1,011	1,002
Freddie Mac Gold Pool 4.5% 2/1/2041	1,474	1,464
Freddie Mac Gold Pool 4.5% 2/1/2041	9,189	9,120
Freddie Mac Gold Pool 4.5% 2/1/2041	2,363	2,342
Freddie Mac Gold Pool 4.5% 2/1/2041	2,359	2,337
Freddie Mac Gold Pool 4.5% 2/1/2047	21,231	20,881
Freddie Mac Gold Pool 4.5% 3/1/2041	9,890	9,814
Freddie Mac Gold Pool 4.5% 3/1/2041	2,286	2,268
Freddie Mac Gold Pool 4.5% 3/1/2041	23,607	23,423
Freddie Mac Gold Pool 4.5% 3/1/2041	3,131	3,106
Freddie Mac Gold Pool 4.5% 4/1/2041	30,457	30,217
Freddie Mac Gold Pool 4.5% 4/1/2041	3,201	3,172
Freddie Mac Gold Pool 4.5% 4/1/2041	3,148	3,121
Freddie Mac Gold Pool 4.5% 5/1/2035	1,007	1,001
Freddie Mac Gold Pool 4.5% 5/1/2039	8,204	8,149
Freddie Mac Gold Pool 4.5% 5/1/2041	3,335	3,305
Freddie Mac Gold Pool 4.5% 5/1/2041	3,410	3,381
Freddie Mac Gold Pool 4.5% 5/1/2045	18,833	18,605
Freddie Mac Gold Pool 4.5% 5/1/2047	53,616	52,665
Freddie Mac Gold Pool 4.5% 5/1/2047	17,337	17,029
Freddie Mac Gold Pool 4.5% 5/1/2047	40,034	39,324
Freddie Mac Gold Pool 4.5% 6/1/2038	1,274	1,268
Freddie Mac Gold Pool 4.5% 6/1/2041	3,598	3,572
Freddie Mac Gold Pool 4.5% 6/1/2041	2,250	2,234
Freddie Mac Gold Pool 4.5% 6/1/2041	2,628	2,605
Freddie Mac Gold Pool 4.5% 6/1/2041	1,089	1,082
Freddie Mac Gold Pool 4.5% 6/1/2047	22,859	22,504
Freddie Mac Gold Pool 4.5% 6/1/2047	76,715	75,355
Freddie Mac Gold Pool 4.5% 7/1/2025	272	272
Freddie Mac Gold Pool 4.5% 7/1/2040	4,344	4,313
Freddie Mac Gold Pool 4.5% 7/1/2040	1,890	1,874
Freddie Mac Gold Pool 4.5% 7/1/2040	1,718	1,705
Freddie Mac Gold Pool 4.5% 7/1/2047	32,198	31,596
Freddie Mac Gold Pool 4.5% 7/1/2047	17,801	17,519
Freddie Mac Gold Pool 4.5% 7/1/2047	39,721	39,154
Freddie Mac Gold Pool 4.5% 8/1/2033	523	520
Freddie Mac Gold Pool 4.5% 8/1/2040	1,539	1,527
Freddie Mac Gold Pool 4.5% 8/1/2041	1,512	1,498
Freddie Mac Gold Pool 4.5% 8/1/2041	1,145	1,136
Freddie Mac Gold Pool 4.5% 8/1/2041	11,394	11,298
Freddie Mac Gold Pool 4.5% 8/1/2052	50,805	49,115
Freddie Mac Gold Pool 4.5% 9/1/2039	6,938	6,894
Freddie Mac Gold Pool 4.5% 9/1/2040	2,931	2,909
Freddie Mac Gold Pool 4.5% 9/1/2041	11,345	11,249
Freddie Mac Gold Pool 4.5% 9/1/2041	15,161	15,042
Freddie Mac Gold Pool 4.5% 9/1/2041	26,802	26,607
Freddie Mac Gold Pool 5% 1/1/2035	11,971	12,109
Freddie Mac Gold Pool 5% 1/1/2037	549	556
Freddie Mac Gold Pool 5% 1/1/2040	5,728	5,809
Freddie Mac Gold Pool 5% 1/1/2053	389,359	386,785
Freddie Mac Gold Pool 5% 10/1/2033	1,333	1,349
Freddie Mac Gold Pool 5% 10/1/2033	957	968
Freddie Mac Gold Pool 5% 10/1/2052	165,558	164,878
Freddie Mac Gold Pool 5% 11/1/2035	756	766
Freddie Mac Gold Pool 5% 11/1/2052	769,915	766,751
Freddie Mac Gold Pool 5% 11/1/2052	262,162	261,658
Freddie Mac Gold Pool 5% 12/1/2033	518	524
Freddie Mac Gold Pool 5% 12/1/2035	2,101	2,129
Freddie Mac Gold Pool 5% 12/1/2052	589,242	586,820
Freddie Mac Gold Pool 5% 12/1/2052	448,111	446,129
Freddie Mac Gold Pool 5% 12/1/2052	406,694	404,133
Freddie Mac Gold Pool 5% 12/1/2052	112,195	111,489
Freddie Mac Gold Pool 5% 12/1/2054	2,712,841	2,684,737
Freddie Mac Gold Pool 5% 4/1/2034	440	445
Freddie Mac Gold Pool 5% 4/1/2035	3,215	3,252
Freddie Mac Gold Pool 5% 4/1/2035	815	826
Freddie Mac Gold Pool 5% 4/1/2035	1,080	1,094
Freddie Mac Gold Pool 5% 4/1/2036	7,792	7,893
Freddie Mac Gold Pool 5% 4/1/2040	6,807	6,901
Freddie Mac Gold Pool 5% 5/1/2034	278	282
Freddie Mac Gold Pool 5% 5/1/2034	532	538
Freddie Mac Gold Pool 5% 5/1/2035	3,066	3,105
Freddie Mac Gold Pool 5% 6/1/2035	573	580
Freddie Mac Gold Pool 5% 6/1/2035	258	261
Freddie Mac Gold Pool 5% 6/1/2040	4,299	4,358
Freddie Mac Gold Pool 5% 6/1/2040	3,423	3,470
Freddie Mac Gold Pool 5% 6/1/2041	110,962	112,521
Freddie Mac Gold Pool 5% 6/1/2052	2,193,886	2,191,726
Freddie Mac Gold Pool 5% 6/1/2053	332,233	333,671
Freddie Mac Gold Pool 5% 7/1/2035	19,886	20,129
Freddie Mac Gold Pool 5% 7/1/2035	2,795	2,831
Freddie Mac Gold Pool 5% 7/1/2041	1,951	1,978
Freddie Mac Gold Pool 5% 7/1/2041	1,588	1,610
Freddie Mac Gold Pool 5% 7/1/2041	912	922
Freddie Mac Gold Pool 5% 8/1/2033	360	365
Freddie Mac Gold Pool 5% 8/1/2034	4,819	4,876
Freddie Mac Gold Pool 5% 8/1/2035	395	400
Freddie Mac Gold Pool 5% 8/1/2040	3,727	3,779
Freddie Mac Gold Pool 5% 9/1/2033	1,169	1,182
Freddie Mac Gold Pool 5% 9/1/2035	2,489	2,520
Freddie Mac Gold Pool 5% 9/1/2052	158,889	158,335
Freddie Mac Gold Pool 5% 9/1/2054	6,949,042	6,864,024
Freddie Mac Gold Pool 5.5% 1/1/2055	10,461,901	10,645,351
Freddie Mac Gold Pool 5.5% 11/1/2052	946,301	961,120
Freddie Mac Gold Pool 5.5% 2/1/2054	256,239	257,369
Freddie Mac Gold Pool 5.5% 3/1/2053 (u)(v)	1,286,763	1,308,522
Freddie Mac Gold Pool 5.5% 4/1/2053	220,466	223,919
Freddie Mac Gold Pool 5.5% 4/1/2054	6,218,423	6,234,188
Freddie Mac Gold Pool 5.5% 5/1/2053	609,574	616,072
Freddie Mac Gold Pool 5.5% 6/1/2039	5,251,240	5,333,741
Freddie Mac Gold Pool 5.5% 7/1/2039	5,238,368	5,320,667
Freddie Mac Gold Pool 5.5% 9/1/2039	1,862,663	1,891,926
Freddie Mac Gold Pool 5.5% 9/1/2053	4,041,420	4,094,605
Freddie Mac Gold Pool 5.5% 9/1/2054	1,811,704	1,832,715
Freddie Mac Gold Pool 6% 1/1/2032	274	283
Freddie Mac Gold Pool 6% 1/1/2032	176	182
Freddie Mac Gold Pool 6% 10/1/2032	150	156
Freddie Mac Gold Pool 6% 10/1/2054	1,413,147	1,461,745
Freddie Mac Gold Pool 6% 11/1/2031	203	210
Freddie Mac Gold Pool 6% 11/1/2032	1,517	1,573
Freddie Mac Gold Pool 6% 11/1/2053	357,599	366,991
Freddie Mac Gold Pool 6% 12/1/2032	80	83
Freddie Mac Gold Pool 6% 12/1/2037	1,011	1,066
Freddie Mac Gold Pool 6% 12/1/2037	3,884	4,095
Freddie Mac Gold Pool 6% 3/1/2053	1,178,274	1,217,690
Freddie Mac Gold Pool 6% 4/1/2031	143	147
Freddie Mac Gold Pool 6% 4/1/2033	512	531
Freddie Mac Gold Pool 6% 4/1/2039 (e)	1,391,471	1,434,132
Freddie Mac Gold Pool 6% 4/1/2054	18,462,141	19,050,892
Freddie Mac Gold Pool 6% 5/1/2029	32	31
Freddie Mac Gold Pool 6% 5/1/2033	3,685	3,807
Freddie Mac Gold Pool 6% 5/1/2054	2,118,094	2,188,286
Freddie Mac Gold Pool 6% 6/1/2031	48	49
Freddie Mac Gold Pool 6% 7/1/2032	365	377
Freddie Mac Gold Pool 6% 7/1/2033	512	532
Freddie Mac Gold Pool 6% 7/1/2039	3,931,804	4,033,920
Freddie Mac Gold Pool 6% 8/1/2037	3,444	3,622
Freddie Mac Gold Pool 6% 9/1/2033	2,765	2,875
Freddie Mac Gold Pool 6% 9/1/2039 (e)	881,629	906,565
Freddie Mac Gold Pool 6% 9/1/2054	288,221	296,602
Freddie Mac Gold Pool 6% 9/1/2054	1,056,996	1,095,988
Freddie Mac Gold Pool 6.5% 1/1/2032	1,800	1,876
Freddie Mac Gold Pool 6.5% 1/1/2054	1,427,745	1,491,679
Freddie Mac Gold Pool 6.5% 10/1/2032	1,062	1,110
Freddie Mac Gold Pool 6.5% 10/1/2053	330,409	344,895
Freddie Mac Gold Pool 6.5% 10/1/2053	321,358	335,648
Freddie Mac Gold Pool 6.5% 10/1/2053	1,304,863	1,353,916
Freddie Mac Gold Pool 6.5% 3/1/2036	11,057	11,522
Freddie Mac Gold Pool 6.5% 4/1/2032	110	115
Freddie Mac Gold Pool 6.5% 6/1/2054	7,585,077	7,927,698
Freddie Mac Gold Pool 6.5% 6/1/2054	2,734,078	2,873,811
Freddie Mac Gold Pool 6.5% 7/1/2032	28	29
Freddie Mac Gold Pool 6.5% 8/1/2032	426	444
Freddie Mac Gold Pool 6.5% 8/1/2032	265	277
Freddie Mac Gold Pool 6.5% 8/1/2032	286	299
Freddie Mac Gold Pool 6.5% 9/1/2039	13,449	14,311
Freddie Mac Gold Pool 6.5% 9/1/2053	328,985	343,409
Freddie Mac Gold Pool 6.5% 9/1/2053	338,080	353,245
Freddie Mac Gold Pool 6.5% 9/1/2054	3,185,952	3,350,770
Freddie Mac Gold Pool 7% 1/1/2036	553	583
Freddie Mac Gold Pool 7% 11/1/2034	890	938
Freddie Mac Gold Pool 7% 11/1/2034	912	967
Freddie Mac Gold Pool 7% 4/1/2032	366	384
Freddie Mac Gold Pool 7% 4/1/2032	153	162
Freddie Mac Gold Pool 7% 7/1/2029	1,526	1,599
Freddie Mac Gold Pool 7% 8/1/2026	165	167
Freddie Mac Gold Pool 7% 9/1/2026	191	193
Freddie Mac Gold Pool 7% 9/1/2035	2,300	2,429
Freddie Mac Gold Pool 7.5% 1/1/2027	6	5
Freddie Mac Gold Pool 8% 7/1/2030	39	41
Freddie Mac Gold Pool 8% 8/1/2030	92	95
Freddie Mac Gold Pool 8.5% 8/1/2027	48	49
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	4,363,594	4,497,292
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(c)	2,700	2,728
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (b)(c)	1,858	1,881
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(c)	1,417	1,442
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.665% 7/1/2036 (b)(c)	9,109	9,295
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (b)(c)	13,281	13,624
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.293% 9/1/2041 (b)(c)	37,680	38,652
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.567% 7/1/2041 (b)(c)	3,313	3,393
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 7.239% 4/1/2036 (b)(c)	978	1,002
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 10/1/2041 (b)(c)	26,569	27,319
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.255% 4/1/2041 (b)(c)	858	881
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.6% 9/1/2041 (b)(c)	3,733	3,838
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.156% 5/1/2041 (b)(c)	6,967	7,172
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.485% 5/1/2041 (b)(c)	4,665	4,793
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.628% 6/1/2041 (b)(c)	6,676	6,855
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(c)	1,916	1,966
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.924%, 7.263% 10/1/2042 (b)(c)	15,278	15,709
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.022%, 6.936% 4/1/2038 (b)(c)	818	841
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	30	30
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (b)(c)	4,800	4,921
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(c)	1,168	1,205
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.836% 6/1/2033 (b)(c)	10,731	10,835
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.967% 4/1/2034 (b)(c)	3,498	3,547
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 7.133% 6/1/2033 (b)(c)	2,615	2,648
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.219% 3/1/2035 (b)(c)	4,474	4,547
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 7.588% 7/1/2035 (b)(c)	6,279	6,408
Freddie Mac Non Gold Pool 5% 8/1/2053	543,398	537,599
Freddie Mac Non Gold Pool 5.5% 7/1/2053	3,455,465	3,494,460
Freddie Mac Non Gold Pool 5.5% 8/1/2053	422,883	427,655
Freddie Mac Non Gold Pool 5.5% 8/1/2053	434,281	439,861
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,520,454	1,539,988
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.54% 7/1/2035 (b)(c)	1,611	1,631
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 7.165% 1/1/2037 (b)(c)	2,228	2,256
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.868%, 7.169% 10/1/2036 (b)(c)	11,320	11,493
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 6.878% 10/1/2035 (b)(c)	7,977	8,114
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.135% 5/1/2037 (b)(c)	1,561	1,593
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	3,328	3,398
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.127%, 8.626% 10/1/2035 (b)(c)	278	286
Freddie Mac Non Gold Pool 6% 11/1/2054	1,173,321	1,208,538
Freddie Mac Non Gold Pool 6% 6/1/2053	376,865	388,294
Freddie Mac Non Gold Pool 6% 6/1/2053	317,128	326,448
Freddie Mac Non Gold Pool 6% 6/1/2053	370,182	380,252
Freddie Mac Non Gold Pool 6% 7/1/2053	333,491	343,292
Freddie Mac Non Gold Pool 6% 7/1/2053	377,747	389,203
Freddie Mac Non Gold Pool 6% 9/1/2053	635,323	652,407
Freddie Mac Non Gold Pool 6.5% 1/1/2055	3,734,755	3,904,915
Ginnie Mae I Pool 2.5% 1/20/2052	1,551,984	1,317,499
Ginnie Mae I Pool 2.5% 12/20/2051	702,428	596,300
Ginnie Mae I Pool 2.5% 12/20/2051	2,410,753	2,046,520
Ginnie Mae I Pool 2.5% 12/20/2051	1,260,039	1,069,663
Ginnie Mae I Pool 2.5% 8/20/2051	3,297,239	2,802,161
Ginnie Mae I Pool 2.5% 8/20/2051	590,714	502,018
Ginnie Mae I Pool 2.5% 8/20/2051	861,250	731,934
Ginnie Mae I Pool 2.5% 9/20/2051	1,548,850	1,316,290
Ginnie Mae I Pool 2.5% 9/20/2051	852,653	724,628
Ginnie Mae I Pool 3% 12/15/2042	22,189	20,042
Ginnie Mae I Pool 3% 12/20/2042	27,140	24,712
Ginnie Mae I Pool 3% 2/15/2045	12,731	11,416
Ginnie Mae I Pool 3% 2/20/2050	91,946	81,795
Ginnie Mae I Pool 3% 3/20/2043	18,157	16,535
Ginnie Mae I Pool 3% 3/20/2043	7,607	6,931
Ginnie Mae I Pool 3% 4/15/2045	8,104	7,302
Ginnie Mae I Pool 3% 5/15/2042	3,692	3,351
Ginnie Mae I Pool 3% 6/15/2043	3,010	2,727
Ginnie Mae I Pool 3.5% 1/15/2043	10,918	10,145
Ginnie Mae I Pool 3.5% 11/15/2042	24,896	23,140
Ginnie Mae I Pool 3.5% 12/15/2041	8,398	7,803
Ginnie Mae I Pool 3.5% 12/15/2041	9,496	8,832
Ginnie Mae I Pool 3.5% 12/20/2049	4,666	4,274
Ginnie Mae I Pool 3.5% 12/20/2049	1,080	989
Ginnie Mae I Pool 3.5% 12/20/2049	3,617	3,337
Ginnie Mae I Pool 3.5% 12/20/2049	10,250	9,425
Ginnie Mae I Pool 3.5% 2/15/2042	10,223	9,525
Ginnie Mae I Pool 3.5% 2/15/2042	3,623	3,375
Ginnie Mae I Pool 3.5% 2/15/2043	48,246	44,917
Ginnie Mae I Pool 3.5% 2/15/2044	6,931	6,402
Ginnie Mae I Pool 3.5% 2/20/2043	15,094	14,051
Ginnie Mae I Pool 3.5% 3/20/2043	6,721	6,256
Ginnie Mae I Pool 3.5% 4/15/2043	45,132	42,048
Ginnie Mae I Pool 3.5% 4/15/2043	7,420	6,872
Ginnie Mae I Pool 3.5% 6/20/2046	16,716	15,518
Ginnie Mae I Pool 3.5% 7/15/2042	7,049	6,555
Ginnie Mae I Pool 3.5% 7/15/2042	2,418	2,248
Ginnie Mae I Pool 3.5% 7/20/2043	13,567	12,576
Ginnie Mae I Pool 3.5% 7/20/2046	141,027	131,005
Ginnie Mae I Pool 4% 1/15/2041	9,321	8,970
Ginnie Mae I Pool 4% 1/15/2047	5,935	5,653
Ginnie Mae I Pool 4% 1/15/2047	6,764	6,443
Ginnie Mae I Pool 4% 1/15/2047	2,073	1,974
Ginnie Mae I Pool 4% 1/15/2047	4,351	4,144
Ginnie Mae I Pool 4% 10/15/2040	8,777	8,452
Ginnie Mae I Pool 4% 10/15/2040	9,348	9,006
Ginnie Mae I Pool 4% 10/15/2040	9,817	9,454
Ginnie Mae I Pool 4% 10/15/2041	3,321	3,192
Ginnie Mae I Pool 4% 10/15/2041	18,752	18,022
Ginnie Mae I Pool 4% 10/15/2041	9,429	9,072
Ginnie Mae I Pool 4% 10/15/2041	5,052	4,862
Ginnie Mae I Pool 4% 10/15/2041	6,428	6,186
Ginnie Mae I Pool 4% 10/20/2042	31,010	29,702
Ginnie Mae I Pool 4% 10/20/2052	1,831,887	1,731,867
Ginnie Mae I Pool 4% 11/15/2040	2,423	2,332
Ginnie Mae I Pool 4% 11/15/2041	16,458	15,831
Ginnie Mae I Pool 4% 12/15/2040	1,161	1,121
Ginnie Mae I Pool 4% 12/15/2041	8,741	8,408
Ginnie Mae I Pool 4% 12/15/2041	5,090	4,892
Ginnie Mae I Pool 4% 2/15/2042	2,457	2,362
Ginnie Mae I Pool 4% 2/15/2045	7,845	7,511
Ginnie Mae I Pool 4% 3/15/2040	37,661	36,279
Ginnie Mae I Pool 4% 3/15/2041	18,827	18,134
Ginnie Mae I Pool 4% 3/15/2042	8,652	8,316
Ginnie Mae I Pool 4% 4/15/2046	52,991	50,706
Ginnie Mae I Pool 4% 4/20/2048	6,775	6,439
Ginnie Mae I Pool 4% 4/20/2048	7,379	7,012
Ginnie Mae I Pool 4% 5/15/2045	7,330	7,028
Ginnie Mae I Pool 4% 5/20/2049	14,348	13,577
Ginnie Mae I Pool 4% 6/15/2045	1,959	1,879
Ginnie Mae I Pool 4% 7/15/2045	5,342	5,121
Ginnie Mae I Pool 4% 7/15/2046	4,943	4,718
Ginnie Mae I Pool 4% 8/15/2039	1,407	1,358
Ginnie Mae I Pool 4% 9/15/2041	8,011	7,705
Ginnie Mae I Pool 4.5% 12/15/2039	2,067	2,036
Ginnie Mae I Pool 4.5% 2/15/2040	4,776	4,699
Ginnie Mae I Pool 4.5% 2/15/2040	3,354	3,303
Ginnie Mae I Pool 4.5% 3/15/2040	11,371	11,191
Ginnie Mae I Pool 4.5% 3/15/2041	26,605	26,143
Ginnie Mae I Pool 4.5% 4/15/2040	4,782	4,707
Ginnie Mae I Pool 4.5% 4/20/2053	1,104,756	1,070,657
Ginnie Mae I Pool 4.5% 5/15/2039	940	926
Ginnie Mae I Pool 4.5% 5/15/2040	6,008	5,911
Ginnie Mae I Pool 4.5% 6/15/2039	3,144	3,098
Ginnie Mae I Pool 4.5% 6/15/2039	2,911	2,865
Ginnie Mae I Pool 4.5% 6/15/2040	6,327	6,224
Ginnie Mae I Pool 4.5% 6/15/2040	3,133	3,083
Ginnie Mae I Pool 4.5% 6/15/2040	12,733	12,529
Ginnie Mae I Pool 4.5% 6/15/2040	2,711	2,666
Ginnie Mae I Pool 4.5% 6/15/2040	2,592	2,550
Ginnie Mae I Pool 4.5% 6/15/2040	21,657	21,270
Ginnie Mae I Pool 4.5% 6/15/2040	3,201	3,150
Ginnie Mae I Pool 4.5% 6/15/2041	41,101	40,393
Ginnie Mae I Pool 4.5% 7/15/2039	2,953	2,908
Ginnie Mae I Pool 4.5% 7/15/2040	10,226	10,061
Ginnie Mae I Pool 4.5% 7/15/2040	6,369	6,268
Ginnie Mae I Pool 4.5% 7/15/2040	4,424	4,352
Ginnie Mae I Pool 4.5% 7/15/2040	8,251	8,118
Ginnie Mae I Pool 4.5% 7/15/2040	5,050	4,968
Ginnie Mae I Pool 4.5% 7/15/2040	4,498	4,426
Ginnie Mae I Pool 4.5% 8/15/2039	13,465	13,257
Ginnie Mae I Pool 4.5% 8/15/2039	16,546	16,290
Ginnie Mae I Pool 4.5% 8/15/2039	5,495	5,408
Ginnie Mae I Pool 4.5% 8/15/2039	26,297	25,889
Ginnie Mae I Pool 4.5% 9/15/2039	4,869	4,793
Ginnie Mae I Pool 4.5% 9/15/2039	2,274	2,239
Ginnie Mae I Pool 5% 10/15/2039	1,876	1,887
Ginnie Mae I Pool 5% 12/15/2039	1,665	1,675
Ginnie Mae I Pool 5% 4/15/2040	12,709	12,785
Ginnie Mae I Pool 5% 4/15/2040	16,137	16,234
Ginnie Mae I Pool 5% 4/15/2041	2,934	2,951
Ginnie Mae I Pool 5% 4/20/2048	157,490	159,395
Ginnie Mae I Pool 5% 5/15/2039	2,086	2,098
Ginnie Mae I Pool 5% 5/15/2039	4,065	4,089
Ginnie Mae I Pool 5% 6/15/2040	37,936	38,163
Ginnie Mae I Pool 5% 7/15/2039	3,769	3,791
Ginnie Mae I Pool 5% 8/15/2039	1,602	1,611
Ginnie Mae I Pool 5% 8/15/2040	2,518	2,534
Ginnie Mae I Pool 5% 8/15/2040	2,629	2,645
Ginnie Mae I Pool 5% 8/15/2040	3,021	3,040
Ginnie Mae I Pool 5% 9/15/2039	10,716	10,779
Ginnie Mae I Pool 5% 9/15/2039	1,487	1,496
Ginnie Mae I Pool 5% 9/15/2041	28,177	28,345
Ginnie Mae I Pool 5.47% 8/20/2059 (c)(k)	175	171
Ginnie Mae I Pool 5.5% 1/15/2039	1,685	1,717
Ginnie Mae I Pool 5.5% 10/15/2035	1,319	1,340
Ginnie Mae I Pool 5.5% 10/20/2054	4,624,540	4,641,443
Ginnie Mae I Pool 5.5% 9/15/2039	5,696	5,808
Ginnie Mae I Pool 5.5% 9/15/2039	8,252	8,415
Ginnie Mae I Pool 6% 5/15/2040	22,660	23,492
Ginnie Mae I Pool 6% 6/15/2036	148,853	153,582
Ginnie Mae I Pool 6.5% 9/15/2034	380	392
Ginnie Mae I Pool 7% 1/15/2032	179	184
Ginnie Mae I Pool 7% 10/15/2028	79	80
Ginnie Mae I Pool 7% 4/15/2028	30	30
Ginnie Mae I Pool 7% 4/15/2032	19	20
Ginnie Mae I Pool 7% 4/20/2032	1,967	2,038
Ginnie Mae I Pool 7% 6/15/2028	34	34
Ginnie Mae I Pool 7% 6/15/2031	229	234
Ginnie Mae I Pool 7% 7/15/2028	37	38
Ginnie Mae I Pool 7% 8/15/2032	39	40
Ginnie Mae I Pool 7% 9/15/2028	35	36
Ginnie Mae I Pool 7.5% 1/15/2031	13	14
Ginnie Mae I Pool 7.5% 3/15/2028	573	585
Ginnie Mae I Pool 7.5% 4/15/2027	22	23
Ginnie Mae I Pool 7.5% 6/15/2027	43	44
Ginnie Mae I Pool 7.5% 8/15/2028	16	16
Ginnie Mae I Pool 7.5% 9/15/2027	61	62
Ginnie Mae I Pool 8% 7/15/2027	10	11
Ginnie Mae I Pool 8.5% 7/15/2030	17	18
Ginnie Mae I Pool 8.5% 8/15/2029	10	10
Ginnie Mae II Pool 2% 1/20/2051	38,410,469	31,554,996
Ginnie Mae II Pool 2% 1/20/2052	4,697,785	3,865,567
Ginnie Mae II Pool 2% 10/20/2050	9,127,868	7,503,725
Ginnie Mae II Pool 2% 11/20/2050	2,363,446	1,942,912
Ginnie Mae II Pool 2% 12/20/2050	4,426,583	3,637,567
Ginnie Mae II Pool 2% 2/20/2051	1,031,527	847,985
Ginnie Mae II Pool 2% 2/20/2052	12,161,232	9,995,455
Ginnie Mae II Pool 2% 3/1/2055 (e)	56,625,000	46,502,749
Ginnie Mae II Pool 2% 3/20/2052	3,599,642	2,958,586
Ginnie Mae II Pool 2% 4/1/2055 (e)	44,600,000	36,637,781
Ginnie Mae II Pool 2% 4/20/2051	90,978	74,776
Ginnie Mae II Pool 2.5% 12/20/2050	163,988	140,749
Ginnie Mae II Pool 2.5% 12/20/2051	26,890	23,067
Ginnie Mae II Pool 2.5% 2/20/2052	594,559	510,024
Ginnie Mae II Pool 2.5% 3/1/2055 (e)	21,000,000	17,997,561
Ginnie Mae II Pool 2.5% 4/20/2052	12,305,647	10,557,941
Ginnie Mae II Pool 2.5% 5/20/2052	13,045,584	11,192,789
Ginnie Mae II Pool 2.5% 6/20/2051	602,508	516,843
Ginnie Mae II Pool 2.5% 7/20/2051	1,417,850	1,215,816
Ginnie Mae II Pool 3% 1/20/2032	439,685	424,381
Ginnie Mae II Pool 3% 1/20/2043	146,918	134,152
Ginnie Mae II Pool 3% 10/20/2031	144,505	139,568
Ginnie Mae II Pool 3% 10/20/2043	11,924	10,861
Ginnie Mae II Pool 3% 11/20/2031	156,633	151,231
Ginnie Mae II Pool 3% 12/20/2031	235,393	227,275
Ginnie Mae II Pool 3% 12/20/2042	12,873	11,757
Ginnie Mae II Pool 3% 2/20/2031	19,119	18,524
Ginnie Mae II Pool 3% 3/1/2055 (e)	37,100,000	33,023,508
Ginnie Mae II Pool 3% 3/20/2031	38,846	37,623
Ginnie Mae II Pool 3% 3/20/2050	842,429	754,163
Ginnie Mae II Pool 3% 4/1/2055 (e)	16,500,000	14,683,782
Ginnie Mae II Pool 3% 4/20/2031	145,052	140,435
Ginnie Mae II Pool 3% 5/20/2031	302,913	293,167
Ginnie Mae II Pool 3% 7/20/2031	3,978	3,847
Ginnie Mae II Pool 3% 8/20/2031	47,116	45,552
Ginnie Mae II Pool 3% 9/20/2031	18,886	18,253
Ginnie Mae II Pool 3.5% 11/20/2041	60,897	57,248
Ginnie Mae II Pool 3.5% 12/20/2041	26,151	24,584
Ginnie Mae II Pool 3.5% 2/20/2043	11,794	11,056
Ginnie Mae II Pool 3.5% 3/1/2055 (e)	45,375,000	41,634,875
Ginnie Mae II Pool 3.5% 3/20/2043	14,550	13,636
Ginnie Mae II Pool 3.5% 3/20/2044	2,213	2,068
Ginnie Mae II Pool 3.5% 4/1/2055 (e)	24,500,000	22,466,182
Ginnie Mae II Pool 3.5% 4/20/2043	15,815	14,819
Ginnie Mae II Pool 3.5% 5/20/2043	150,196	140,086
Ginnie Mae II Pool 3.5% 6/20/2043	29,560	27,687
Ginnie Mae II Pool 3.5% 9/20/2043	174,909	163,677
Ginnie Mae II Pool 4% 1/20/2042	7,870	7,589
Ginnie Mae II Pool 4% 10/20/2040	8,485	8,193
Ginnie Mae II Pool 4% 10/20/2041	141,471	136,440
Ginnie Mae II Pool 4% 10/20/2044	84,952	81,600
Ginnie Mae II Pool 4% 11/20/2040	106,399	102,732
Ginnie Mae II Pool 4% 11/20/2041	4,697	4,530
Ginnie Mae II Pool 4% 11/20/2044	181,953	174,755
Ginnie Mae II Pool 4% 11/20/2054	536,626	505,985
Ginnie Mae II Pool 4% 12/20/2044	4,937	4,742
Ginnie Mae II Pool 4% 12/20/2054	17,589,628	16,585,257
Ginnie Mae II Pool 4% 2/20/2041	2,273	2,194
Ginnie Mae II Pool 4% 3/20/2041	8,893	8,584
Ginnie Mae II Pool 4% 3/20/2047	335,753	321,906
Ginnie Mae II Pool 4% 4/20/2042	28,217	27,198
Ginnie Mae II Pool 4% 5/20/2046	25,945	24,900
Ginnie Mae II Pool 4% 6/20/2045	82,598	79,346
Ginnie Mae II Pool 4% 7/20/2044	4,590	4,410
Ginnie Mae II Pool 4% 8/20/2043	10,418	10,023
Ginnie Mae II Pool 4% 8/20/2044	11,766	11,305
Ginnie Mae II Pool 4% 8/20/2045	270,378	259,650
Ginnie Mae II Pool 4% 9/20/2040	38,518	37,193
Ginnie Mae II Pool 4.5% 1/20/2041	9,797	9,641
Ginnie Mae II Pool 4.5% 10/20/2039	1,404	1,362
Ginnie Mae II Pool 4.5% 10/20/2040	2,073	2,041
Ginnie Mae II Pool 4.5% 10/20/2040	20,796	20,167
Ginnie Mae II Pool 4.5% 11/20/2040	2,083	2,050
Ginnie Mae II Pool 4.5% 11/20/2040	8,278	8,019
Ginnie Mae II Pool 4.5% 11/20/2054	5,950,791	5,748,981
Ginnie Mae II Pool 4.5% 12/20/2039	7,857	7,624
Ginnie Mae II Pool 4.5% 12/20/2040	4,304	4,171
Ginnie Mae II Pool 4.5% 2/20/2041	35,055	34,494
Ginnie Mae II Pool 4.5% 2/20/2041	421	408
Ginnie Mae II Pool 4.5% 3/1/2055 (e)	11,100,000	10,718,800
Ginnie Mae II Pool 4.5% 3/20/2036	718	709
Ginnie Mae II Pool 4.5% 3/20/2041	2,300	2,263
Ginnie Mae II Pool 4.5% 4/20/2040	3,707	3,594
Ginnie Mae II Pool 4.5% 4/20/2041	21,416	21,071
Ginnie Mae II Pool 4.5% 5/20/2040	2,433	2,395
Ginnie Mae II Pool 4.5% 5/20/2041	91,269	89,797
Ginnie Mae II Pool 4.5% 6/20/2033	378	374
Ginnie Mae II Pool 4.5% 6/20/2039	1,552	1,506
Ginnie Mae II Pool 4.5% 6/20/2040	3,618	3,511
Ginnie Mae II Pool 4.5% 6/20/2041	56,962	56,038
Ginnie Mae II Pool 4.5% 7/20/2039	353	348
Ginnie Mae II Pool 4.5% 7/20/2040	4,006	3,943
Ginnie Mae II Pool 4.5% 7/20/2040	318	308
Ginnie Mae II Pool 4.5% 9/20/2040	21,563	21,222
Ginnie Mae II Pool 5% 11/20/2054	12,694,279	12,537,379
Ginnie Mae II Pool 5% 9/20/2033	16,576	16,700
Ginnie Mae II Pool 5.5% 1/20/2055	9,924,997	9,961,270
Ginnie Mae II Pool 5.5% 3/1/2055 (e)	46,650,000	46,780,513
Ginnie Mae II Pool 5.5% 4/1/2055 (e)	32,800,000	32,859,735
Ginnie Mae II Pool 6% 1/20/2055	2,093,986	2,126,003
Ginnie Mae II Pool 6% 11/20/2031	465	477
Ginnie Mae II Pool 6% 12/20/2054	4,283,410	4,350,242
Ginnie Mae II Pool 6% 3/1/2055 (e)	53,000,000	53,719,449
Ginnie Mae II Pool 6% 4/1/2055 (e)	34,750,000	35,183,708
Ginnie Mae II Pool 6% 5/20/2032	2,205	2,266
Ginnie Mae II Pool 6.5% 11/20/2031	82	83
Ginnie Mae II Pool 6.5% 3/1/2055 (e)	20,400,000	20,805,054
Ginnie Mae II Pool 6.5% 3/20/2031	104	107
Ginnie Mae II Pool 7% 2/20/2032	581	603
Ginnie Mae II Pool 7% 3/20/2032	301	312
Uniform Mortgage Backed Securities 1.5% 3/1/2040 (e)	2,700,000	2,370,005
Uniform Mortgage Backed Securities 2% 3/1/2040 (e)	4,925,000	4,445,967
Uniform Mortgage Backed Securities 2% 3/1/2055 (e)	172,375,000	137,859,596
Uniform Mortgage Backed Securities 2% 4/1/2055 (e)	123,950,000	99,198,734
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (e)	6,700,000	5,601,828
Uniform Mortgage Backed Securities 3% 3/1/2055 (e)	23,950,000	20,874,858
Uniform Mortgage Backed Securities 3.5% 3/1/2055 (e)	34,800,000	31,559,250
Uniform Mortgage Backed Securities 4.5% 3/1/2055 (e)	11,100,000	10,692,855
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (e)	19,550,000	19,574,438
Uniform Mortgage Backed Securities 6% 3/1/2055 (e)	19,425,000	19,739,139
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (e)	31,150,000	32,086,933
TOTAL UNITED STATES		1,737,331,532
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,722,505,011)		1,737,331,532

U.S. Treasury Obligations - 37.7%
	Yield (%) (w)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.03	8,834,000	5,625,809
US Treasury Bonds 1.125% 8/15/2040	4.86	578,000	364,592
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	11,769,000	8,030,963
US Treasury Bonds 1.875% 11/15/2051	1.91 to 2.15	34,881,000	20,439,448
US Treasury Bonds 2% 11/15/2041	2.08 to 3.20	11,400,000	8,061,492
US Treasury Bonds 2% 8/15/2051	1.95 to 2.14	3,714,000	2,251,032
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.99	24,090,000	15,479,707
US Treasury Bonds 2.25% 8/15/2046	4.93	73,000	49,693
US Treasury Bonds 2.875% 5/15/2052	3.13 to 4.81	23,593,000	17,436,702
US Treasury Bonds 3% 2/15/2047	1.15 to 1.19	17,645,000	13,758,275
US Treasury Bonds 3.25% 5/15/2042	3.39 to 4.91	9,900,000	8,432,016
US Treasury Bonds 3.625% 2/15/2053 (u)	3.65 to 4.80	15,123,000	12,960,884
US Treasury Bonds 3.625% 5/15/2053	3.89 to 4.80	19,116,000	16,393,463
US Treasury Bonds 3.875% 5/15/2043	4.92	1,812,000	1,666,736
US Treasury Bonds 4.125% 8/15/2044	4.18 to 4.62	200,000	189,156
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	28,401,000	26,633,703
US Treasury Bonds 4.25% 2/15/2054	4.17 to 4.68	167,261,000	160,446,421
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.39	140,900,000	135,396,094
US Treasury Bonds 4.375% 8/15/2043	4.91	1,251,000	1,229,498
US Treasury Bonds 4.5% 11/15/2054	4.34 to 4.85	188,900,000	189,401,766
US Treasury Bonds 4.5% 2/15/2044	4.62 to 4.90	1,270,000	1,265,833
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.94	305,000	308,336
US Treasury Bonds 4.625% 2/15/2055	4.51 to 4.79	22,850,000	23,389,139
US Treasury Bonds 4.625% 5/15/2044	4.07 to 4.65	435,000	440,200
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.55	105,000,000	107,235,351
US Treasury Bonds 6.25% 5/15/2030 (v)	4.72	2,216,000	2,445,304
US Treasury Notes 1% 7/31/2028 (u)	4.75	2,120,000	1,919,842
US Treasury Notes 2.75% 4/30/2027	2.72	700,000	682,199
US Treasury Notes 2.875% 4/30/2029	2.77 to 4.50	5,411,700	5,179,166
US Treasury Notes 2.875% 5/15/2032	2.96 to 4.70	3,200,400	2,954,369
US Treasury Notes 3.5% 9/30/2029	3.63 to 3.91	130,000,000	127,237,500
US Treasury Notes 3.625% 3/31/2030	4.30 to 4.71	525,000	515,238
US Treasury Notes 3.625% 9/30/2031	3.62 to 4.23	233,570,000	227,283,683
US Treasury Notes 3.75% 12/31/2028	4.04 to 4.73	190,000	188,300
US Treasury Notes 3.75% 12/31/2030	4.05 to 4.70	617,000	606,974
US Treasury Notes 3.75% 5/31/2030	3.74 to 4.71	925,000	912,462
US Treasury Notes 3.75% 8/31/2031	3.52 to 3.74	122,370,000	119,979,961
US Treasury Notes 3.875% 8/15/2033	4.24 to 4.68	16,616,000	16,277,838
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.28	176,540,000	172,132,555
US Treasury Notes 4% 1/31/2029	4.72	1,812,000	1,811,858
US Treasury Notes 4% 2/15/2034	3.83 to 4.74	12,931,000	12,754,714
US Treasury Notes 4% 2/28/2030	3.85 to 4.71	30,326,000	30,321,262
US Treasury Notes 4% 2/29/2028	4.20	600,000	600,352
US Treasury Notes 4% 6/30/2028 (u)	3.96 to 3.97	7,000,000	7,004,102
US Treasury Notes 4.125% 11/30/2029	4.08 to 4.24	156,430,000	157,236,592
US Treasury Notes 4.125% 11/30/2031	4.55	20,000,000	20,028,906
US Treasury Notes 4.125% 2/29/2032	4.12	440,000	440,550
US Treasury Notes 4.125% 3/31/2031	4.33 to 4.70	80,315,000	80,522,062
US Treasury Notes 4.125% 7/31/2031	3.59 to 4.12	107,000,000	107,208,383
US Treasury Notes 4.25% 1/31/2030	4.35 to 4.47	69,000,000	69,722,344
US Treasury Notes 4.25% 11/15/2034	4.47 to 4.54	131,100,000	131,612,109
US Treasury Notes 4.25% 2/28/2029	4.29 to 4.71	1,602,000	1,616,330
US Treasury Notes 4.25% 2/28/2031	4.14 to 4.31	8,520,000	8,600,541
US Treasury Notes 4.25% 6/30/2031	4.13 to 4.45	46,540,000	46,961,769
US Treasury Notes 4.375% 1/31/2032	4.21	400,000	406,563
US Treasury Notes 4.375% 11/30/2028	4.73	1,079,000	1,092,951
US Treasury Notes 4.375% 12/31/2029	4.39	510,000	517,969
US Treasury Notes 4.375% 5/15/2034	3.79 to 4.55	4,300,000	4,360,805
US Treasury Notes 4.5% 11/15/2033	3.95 to 4.68	81,600,000	83,547,563
US Treasury Notes 4.5% 12/31/2031	4.52 to 4.53	125,000,000	127,968,750
US Treasury Notes 4.625% 2/15/2035	4.23	4,000,000	4,136,889
US Treasury Notes 4.625% 4/30/2029	4.40 to 4.72	6,030,000	6,171,564
US Treasury Notes 4.625% 4/30/2031	4.35 to 4.71	147,000,000	151,346,836
US Treasury Notes 4.625% 9/30/2028	3.83	168,000	171,497
US Treasury Notes 4.625% 9/30/2030	4.71	160,000	164,537
US Treasury Notes 4.875% 10/31/2028	4.83	732,000	753,617
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,563,884,975)			2,512,283,115

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (x)	4.35	234,574,067	234,620,982
Fidelity Securities Lending Cash Central Fund (x)(y)	4.35	13,785,047	13,786,425
TOTAL MONEY MARKET FUNDS (Cost $248,406,662)			248,407,407

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	5,300,000	204,595
Option on an interest rate swap with Citibank NA to receive annually a floating rate based on the US SOFR Index and pay annually a fixed rate of 3.694%, expiring December 2033	12/12/28	5,500,000	203,794
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.79% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	5,100,000	197,950
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.658% and receive annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	3,530,000	117,183
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	15,700,000	653,756
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	5,200,000	194,432

TOTAL PUT SWAPTIONS			1,571,710
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	5,300,000	198,015
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.694% and pay annually a floating rate based on the US SOFR Index, expiring December 2033	12/12/28	5,500,000	183,059
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	6,800,000	246,424
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.79% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	5,100,000	188,697
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.658% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	3,530,000	88,231
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	15,700,000	174,915
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	5,200,000	200,829

TOTAL CALL SWAPTIONS			1,280,170
TOTAL PURCHASED SWAPTIONS (Cost $3,283,727)			2,851,880

TOTAL INVESTMENT IN SECURITIES - 112.6% (Cost $7,544,274,393)	7,514,131,860
NET OTHER ASSETS (LIABILITIES) - (12.6)%	(836,170,886)
NET ASSETS - 100.0%	6,677,960,974

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(44,600,000)	(36,627,331)
Ginnie Mae II Pool 3% 3/1/2055	(16,500,000)	(14,687,004)
Ginnie Mae II Pool 3.5% 3/1/2055	(39,200,000)	(35,968,862)
Ginnie Mae II Pool 5.5% 3/1/2055	(32,800,000)	(32,891,764)
Ginnie Mae II Pool 6% 3/1/2055	(44,950,000)	(45,560,174)
Uniform Mortgage Backed Securities 2% 3/1/2040	(4,925,000)	(4,445,967)
Uniform Mortgage Backed Securities 2% 3/1/2055	(154,800,000)	(123,803,715)
Uniform Mortgage Backed Securities 2.5% 3/1/2055	(3,600,000)	(3,009,938)
Uniform Mortgage Backed Securities 3% 3/1/2055	(9,075,000)	(7,909,785)
Uniform Mortgage Backed Securities 3.5% 3/1/2055	(42,800,000)	(38,814,250)
Uniform Mortgage Backed Securities 4% 3/1/2055	(5,200,000)	(4,875,812)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(12,850,000)	(12,378,666)
Uniform Mortgage Backed Securities 5% 3/1/2055	(7,400,000)	(7,279,750)
Uniform Mortgage Backed Securities 5.5% 3/1/2055	(43,900,000)	(43,954,875)
Uniform Mortgage Backed Securities 6% 3/1/2055	(7,125,000)	(7,240,225)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(31,150,000)	(32,086,933)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(451,535,051)

TOTAL TBA SALE COMMITMENTS (Proceeds $445,914,241)		(451,535,051)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	31	Jun 2025	3,443,906	69,934	69,934
CBOT 2 Year US Treasury Notes Contracts (United States)	1,131	Jun 2025	234,081,656	1,234,714	1,234,714
CBOT 5 Year US Treasury Notes Contracts (United States)	2,369	Jun 2025	255,703,938	2,613,534	2,613,534
CBOT US Treasury Long Term Note Contracts (United States)	68	Jun 2025	8,030,375	201,264	201,264
CBOT Ultra 10 Year US Treasury Note Contracts (United States)	15	Jun 2025	1,713,750	42,537	42,537
TME 10YR Bond Contracts (Canada)	28	Jun 2025	2,414,764	30,947	30,947

TOTAL PURCHASED					4,192,930

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	335	Jun 2025	37,216,406	(706,649)	(706,649)
CBOT 5 Year US Treasury Notes Contracts (United States)	57	Jun 2025	6,152,438	(91,832)	(91,832)
CBOT US Treasury Long Term Bond Contracts (United States)	38	Jun 2025	4,716,750	(176,918)	(176,918)
Eurex Euro-Bobl Contracts (Germany)	2	Mar 2025	244,607	(667)	(667)
Eurex Euro-Bund Contracts (Germany)	3	Mar 2025	414,494	(1,591)	(1,591)
ICE GILT Index Contrats (United Kingdom)	7	Jun 2025	822,679	(125,391)	(125,391)

TOTAL SOLD					(1,103,048)

TOTAL FUTURES CONTRACTS					3,089,882
The notional amount of futures purchased as a percentage of Net Assets is 7.5%
The notional amount of futures sold as a percentage of Net Assets is 0.7%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	82,000	USD	57,403	JPMorgan Chase Bank NA	4/10/25	(628)
EUR	75,000	USD	79,052	JPMorgan Chase Bank NA	4/10/25	(1,098)
GBP	82,000	USD	103,253	BNP Paribas SA	4/10/25	(114)
GBP	438,000	USD	547,088	Brown Brothers Harriman & Co	4/10/25	3,823
GBP	1,778,000	USD	2,196,399	Royal Bank of Canada	4/10/25	39,946
USD	136,677	AUD	219,000	JPMorgan Chase Bank NA	4/10/25	749
USD	975,070	AUD	1,561,000	JPMorgan Chase Bank NA	4/10/25	6,192
USD	1,379,602	CAD	1,975,000	Citibank NA	4/10/25	12,145
USD	28,657	CAD	41,000	Citibank NA	4/10/25	269
USD	27,146	CAD	39,000	Morgan Stanley Capital Services LLC	4/10/25	144
USD	704,471	EUR	682,000	BNP Paribas SA	4/10/25	(4,392)
USD	209,464	EUR	201,000	Bank of America NA	4/10/25	547
USD	302,999	EUR	291,000	Bank of America NA	4/10/25	537
USD	48,621,497	EUR	46,577,000	Citibank NA	4/10/25	209,897
USD	177,687	EUR	170,000	JPMorgan Chase Bank NA	4/10/25	991
USD	740,426	EUR	708,000	JPMorgan Chase Bank NA	4/10/25	4,539
USD	585,057	EUR	561,000	JPMorgan Chase Bank NA	4/10/25	1,960
USD	256,887	EUR	244,000	JPMorgan Chase Bank NA	4/10/25	3,276
USD	62,960	EUR	60,000	JPMorgan Chase Bank NA	4/10/25	597
USD	190,078	GBP	153,000	BNP Paribas SA	4/10/25	(2,363)
USD	18,761,279	GBP	14,995,000	BNP Paribas SA	4/10/25	(99,231)
USD	59,562	GBP	48,000	Bank of America NA	4/10/25	(812)
USD	414,969	JPY	64,650,000	JPMorgan Chase Bank NA	4/10/25	(16,399)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						160,575
Unrealized Appreciation						285,612
Unrealized Depreciation						(125,037)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	1,450,000	(31,805)	27,654	(4,151)
Heidelberg Materials AG 3.75% 5/31/2032		Dec 2029	BNP Paribas SA	(5%)	Quarterly	EUR	670,000	(144,264)	137,789	(6,475)
Generali 4.125% 5/4/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	600,000	(2,572)	(6,431)	(9,003)
AXA SA 8.6% 12/15/2030		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	900,000	(12,853)	5,663	(7,190)
Societe Generale SA 2.625% 2/27/2025		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	600,000	1,275	(15,965)	(14,690)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		40,000	5,214	(10,330)	(5,116)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		160,000	20,854	(45,381)	(24,527)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		200,000	26,068	(58,429)	(32,361)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		160,000	20,854	(46,052)	(25,198)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		130,000	16,944	(31,245)	(14,301)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		60,000	7,820	(14,143)	(6,323)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		150,000	19,551	(37,719)	(18,168)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		600,000	78,203	(114,349)	(36,146)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		400,000	41,549	(56,218)	(14,669)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		200,000	20,775	(24,255)	(3,480)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		200,000	20,775	(25,459)	(4,684)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	91,236	(108,230)	(16,994)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	25,899	(35,604)	(9,705)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		500,000	18,500	(20,281)	(1,781)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	25,899	(27,024)	(1,125)
Intesa Sanpaolo SpA 6.184% 2/20/2034		Dec 2029	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	620,000	(1,794)	(13,636)	(15,430)
UniCredit SpA 5.375% 4/16/2034		Dec 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	500,000	(316)	(11,363)	(11,679)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		90,000	11,730	(26,755)	(15,025)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		70,000	9,124	(19,419)	(10,295)
CMBX BBB- Series 17 Index		Dec 2056	JP Morgan Securities LLC	(3%)	Monthly		400,000	41,549	(51,856)	(10,307)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		110,000	14,337	(27,324)	(12,987)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	24,764	(44,722)	(19,958)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		130,000	16,944	(31,565)	(14,621)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	24,764	(46,360)	(21,596)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		150,000	19,551	(34,841)	(15,290)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		140,000	18,247	(31,644)	(13,397)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	13,034	(16,424)	(3,390)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	13,034	(16,554)	(3,520)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	20,775	(28,110)	(7,335)
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	11,100	(11,739)	(639)
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		500,000	32,769	(32,977)	(208)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		40,000	(146)	(423)	(569)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	13,034	(24,008)	(10,974)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		190,000	24,764	(45,445)	(20,681)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		160,000	20,854	(41,338)	(20,484)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		140,000	18,247	(39,290)	(21,043)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		280,000	36,495	(61,827)	(25,332)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		80,000	10,427	(21,599)	(11,172)
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		150,000	15,581	(23,887)	(8,306)
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	25,403	(30,186)	(4,783)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	14,800	(15,887)	(1,087)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	14,800	(14,705)	95

TOTAL BUY PROTECTION								713,793	(1,269,893)	(556,100)
Sell Protection
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		40,000	146	918	1,064
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		1,600,000	(23,489)	33,327	9,838
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		900,000	(13,213)	15,268	2,055
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		500,000	(7,340)	8,100	760
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,600,000	(23,489)	39,327	15,838
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		700,000	(7,118)	13,922	6,804
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		200,000	(2,936)	4,118	1,182
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		900,000	(13,213)	18,198	4,985
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		6,100,000	(62,025)	94,954	32,929
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,200,000	(17,617)	20,584	2,967
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,700,000	(24,957)	27,014	2,057
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		900,000	(9,151)	10,240	1,089
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		800,000	(11,745)	12,713	968
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		4,900,000	(71,935)	66,441	(5,494)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,100,000	(16,149)	14,333	(1,816)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		7,000,000	(71,177)	63,157	(8,020)

TOTAL SELL PROTECTION								(375,408)	442,614	67,206
TOTAL CREDIT DEFAULT SWAPS								338,385	(827,279)	(488,894)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	48,790,000	(153,667)	0	(153,667)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	102,897,000	(208,392)	0	(208,392)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2030	17,150,000	(112,692)	0	(112,692)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	16,467,000	(286,714)	0	(286,714)
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	15,670,000	326,855	0	326,855
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	19,071,000	12,342	0	12,342
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2055	4,237,000	117,780	0	117,780
TOTAL INTEREST RATE SWAPS							(304,488)	0	(304,488)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,249,293,160 or 18.7% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $420,785 and $411,810, respectively.

(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Principal Only Strips represent the right to receive the monthly principal payments.
(k)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(l)	Level 3 security
(m)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $211,850 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(n)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(q)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $72,543,243 or 1.1% of net assets.

(r)	Non-income producing - Security is in default.
(s)	Security or a portion of the security is on loan at period end.
(t)	Security is perpetual in nature with no stated maturity date.
(u)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,016,791.
(v)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $761,628.

(w)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(x)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(y)	Investment made with cash collateral received from securities on loan.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	332,837,506	1,790,714,234	1,888,930,758	6,641,569	-	-	234,620,982	234,574,067	0.5%
Fidelity Floating Rate Central Fund	245,326,654	113,597,595	-	13,597,100	-	(2,030,594)	356,893,655	3,661,950	22.2%
Fidelity Securities Lending Cash Central Fund	14,736,780	2,112,776,564	2,113,726,919	282,040	-	-	13,786,425	13,785,047	0.1%
Total	592,900,940	4,017,088,393	4,002,657,677	20,520,709	-	(2,030,594)	605,301,062	252,021,064

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	470,881,784	-	470,881,784	-

Bank Loan Obligations
Communication Services	298,365	-	298,365	-
Consumer Discretionary	8,248,585	-	8,248,585	-
Consumer Staples	29,865	-	29,865	-
Energy	1,077,625	-	1,077,625	-
Financials	726,360	-	726,360	-
Health Care	428,936	-	428,936	-
Industrials	3,619,333	-	3,619,333	-
Information Technology	3,533,620	-	3,533,620	-
Materials	2,298,754	-	2,298,754	-
Utilities	1,406,623	-	1,406,623	-

Bank Notes
Financials	671,479	-	671,479	-

Collateralized Mortgage Obligations	127,512,349	-	127,512,349	-

Commercial Mortgage Securities	321,705,735	-	321,363,539	342,196

Common Stocks
Energy	211,850	211,850	-	-

Convertible Corporate Bonds
Communication Services	1,658,971	-	1,658,971	-
Information Technology	1,781,572	-	1,781,572	-
Real Estate	1,316,520	-	1,316,520	-
Utilities	648,441	-	648,441	-

Fixed-Income Funds	356,893,655	356,893,655	-	-

Foreign Government and Government Agency Obligations	71,945,501	-	71,945,501	-

Non-Convertible Corporate Bonds
Communication Services	172,252,934	-	172,252,934	-
Consumer Discretionary	61,370,526	-	61,370,526	-
Consumer Staples	49,796,773	-	49,796,773	-
Energy	240,974,977	-	240,974,977	-
Financials	599,809,150	-	599,809,150	-
Health Care	102,707,109	-	102,707,109	-
Industrials	90,803,178	-	90,803,178	-
Information Technology	50,531,739	-	50,005,284	526,455
Materials	59,664,965	-	59,664,965	-
Real Estate	100,873,367	-	100,769,632	103,735
Utilities	86,549,807	-	86,549,807	-

Preferred Securities
Communication Services	268,899	-	268,899	-
Consumer Discretionary	913,505	-	913,505	-
Consumer Staples	1,373,041	-	1,373,041	-
Energy	2,697,403	-	2,697,403	-
Financials	8,321,852	-	8,150,714	171,138
Industrials	2,699,489	-	2,699,489	-
Information Technology	358,924	-	358,924	-
Materials	872,276	-	872,276	-
Real Estate	2,979,641	-	2,979,641	-
Utilities	542,448	-	542,448	-

U.S. Government Agency - Mortgage Securities	1,737,331,532	-	1,737,331,532	-

U.S. Treasury Obligations	2,512,283,115	-	2,512,283,115	-

Money Market Funds	248,407,407	248,407,407	-	-

Purchased Swaptions	2,851,880	-	2,851,880	-
Total Investments in Securities:	7,514,131,860	605,512,912	6,907,475,424	1,143,524
Derivative Instruments:

Assets
Futures Contracts	4,192,930	4,192,930	-	-
Forward Foreign Currency Contracts	285,612	-	285,612	-
Swaps	1,364,666	-	1,364,666	-
Total Assets	5,843,208	4,192,930	1,650,278	-

Liabilities
Futures Contracts	(1,103,048)	(1,103,048)	-	-
Forward Foreign Currency Contracts	(125,037)	-	(125,037)	-
Swaps	(1,330,769)	-	(1,330,769)	-
Total Liabilities	(2,558,854)	(1,103,048)	(1,455,806)	-
Total Derivative Instruments:	3,284,354	3,089,882	194,472	-
Other Financial Instruments:

TBA Sale Commitments	(451,535,051)	-	(451,535,051)	-
Total Other Financial Instruments:	(451,535,051)	-	(451,535,051)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	907,689	(569,304)
Total Credit Risk	907,689	(569,304)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	285,612	(125,037)
Total Foreign Exchange Risk	285,612	(125,037)
Interest Rate Risk
Futures Contracts (c)	4,192,930	(1,103,048)
Purchased Swaptions (d)	2,851,880	0
Swaps (e)	456,977	(761,465)
Total Interest Rate Risk	7,501,787	(1,864,513)
Total Value of Derivatives	8,695,088	(2,558,854)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(d)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(e)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,306,198) - See accompanying schedule:
Unaffiliated issuers (cost $6,935,413,370)	$6,908,830,798
Fidelity Central Funds (cost $608,861,023)	605,301,062

Total Investment in Securities (cost $7,544,274,393)		$7,514,131,860
Segregated cash with brokers for derivative instruments		3,881,572
Cash		97,887
Foreign currency held at value (cost $1,362,894)		1,354,797
Receivable for investments sold		3,156,126
Receivable for TBA sale commitments		445,914,241
Unrealized appreciation on forward foreign currency contracts		285,612
Receivable for fund shares sold		17,828,563
Interest receivable		51,873,034
Distributions receivable from Fidelity Central Funds		1,137,879
Receivable for daily variation margin on futures contracts		658,015
Bi-lateral OTC swaps, at value		907,689
Other receivables		446
Total assets		8,041,227,721
Liabilities
Payable for investments purchased
Regular delivery	$90,464,325
Delayed delivery	793,917,140
TBA sale commitments, at value	451,535,051
Unrealized depreciation on forward foreign currency contracts	125,037
Payable for swaps	32,978
Payable for fund shares redeemed	10,324,888
Distributions payable	353,137
Bi-lateral OTC swaps, at value	569,304
Accrued management fee	1,624,609
Payable for daily variation margin on centrally cleared swaps	520,506
Other payables and accrued expenses	13,347
Collateral on securities loaned	13,786,425
Total liabilities		1,363,266,747
Net Assets		$6,677,960,974
Net Assets consist of:
Paid in capital		$6,859,609,727
Total accumulated earnings (loss)		(181,648,753)
Net Assets		$6,677,960,974
Net Asset Value, offering price and redemption price per share ($6,677,960,974 ÷ 751,729,550 shares)		$8.88
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$670,880
Interest		136,220,318
Income from Fidelity Central Funds (including $282,040 from security lending)		20,520,709
Total income		157,411,907
Expenses
Management fee	$9,264,615
Independent trustees' fees and expenses	8,028
Legal	113
Total expenses before reductions	9,272,756
Expense reductions	(28,376)
Total expenses after reductions		9,244,380
Net Investment income (loss)		148,167,527
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(11,391,475)
Forward foreign currency contracts	3,956,721
Foreign currency transactions	(48,021)
Futures contracts	(5,326,243)
Swaps	1,981,650
Total net realized gain (loss)		(10,827,368)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(51,419,123)
Fidelity Central Funds	(2,030,594)
Forward foreign currency contracts	493,549
Assets and liabilities in foreign currencies	(51,691)
Futures contracts	3,690,395
Swaps	1,201,687
TBA Sale commitments	(3,526,122)
Total change in net unrealized appreciation (depreciation)		(51,641,899)
Net gain (loss)		(62,469,267)
Net increase (decrease) in net assets resulting from operations		$85,698,260
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$148,167,527	$182,318,923
Net realized gain (loss)	(10,827,368)	(68,716,457)
Change in net unrealized appreciation (depreciation)	(51,641,899)	217,320,161
Net increase (decrease) in net assets resulting from operations	85,698,260	330,922,627
Distributions to shareholders	(146,163,160)	(172,264,230)

Share transactions
Proceeds from sales of shares	2,354,404,881	4,028,174,598
Reinvestment of distributions	143,325,050	168,517,346
Cost of shares redeemed	(1,325,791,320)	(1,285,849,465)

Net increase (decrease) in net assets resulting from share transactions	1,171,938,611	2,910,842,479
Total increase (decrease) in net assets	1,111,473,711	3,069,500,876

Net Assets
Beginning of period	5,566,487,263	2,496,986,387
End of period	$6,677,960,974	$5,566,487,263

Other Information
Shares
Sold	265,741,605	461,101,298
Issued in reinvestment of distributions	16,225,505	19,311,983
Redeemed	(150,734,645)	(147,620,778)
Net increase (decrease)	131,232,465	332,792,503

Financial Highlights
Fidelity® Total Bond K6 Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.97	$8.68	$9.03	$10.45	$10.82	$10.34
Income from Investment Operations
Net investment income (loss) A,B	.212	.426	.376	.248	.247	.293
Net realized and unrealized gain (loss)	(.093)	.268	(.357)	(1.388)	.013	.494
Total from investment operations	.119	.694	.019	(1.140)	.260	.787
Distributions from net investment income	(.209)	(.404)	(.369)	(.244)	(.240)	(.287)
Distributions from net realized gain	-	-	-	(.036)	(.390)	(.020)
Total distributions	(.209)	(.404)	(.369)	(.280)	(.630)	(.307)
Net asset value, end of period	$8.88	$8.97	$8.68	$9.03	$10.45	$10.82
Total Return C,D	1.37%	8.25%	.25%	(11.07)%	2.53%	7.77%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30 % G	.30%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.30% G	.30%	.30%	.30%	.30%	.30%
Net investment income (loss)	4.85% G	4.92%	4.30%	2.55%	2.37%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$6,677,961	$5,566,487	$2,496,986	$1,820,300	$1,833,077	$1,647,610
Portfolio turnover rate H	268 % G	306%	203%	108%	137%	167%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Total Bond K6 Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, U.S. government agency mortgage securities, are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, passive foreign investment companies (PFIC), market discount, partnerships, contingent interest, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$112,332,842
Gross unrealized depreciation	(135,038,202)
Net unrealized appreciation (depreciation)	$(22,705,360)
Tax cost	$7,533,673,485
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(48,248,670)
Long-term	(88,345,720)
Total capital loss carryforward	$(136,594,390)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Total Bond K6 Fund
Credit Risk
Swaps	(203,731)	(15,348)
Total Credit Risk	(203,731)	(15,348)
Foreign Exchange Risk
Forward Foreign Currency Contracts	3,956,721	493,549
Total Foreign Exchange Risk	3,956,721	493,549
Interest Rate Risk
Futures Contracts	(5,326,243)	3,690,395
Purchased Options	(641,339)	(213,454)
Swaps	2,185,381	1,217,035
Total Interest Rate Risk	(3,782,201)	4,693,976
Totals	(29,211)	5,172,177

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.
Average Notional Amount ($)
Fidelity Total Bond K6 Fund	293,683,878

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond K6 Fund	4,247,445,197	4,004,912,639
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Total Bond K6 Fund	4,171

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed shares of Fidelity Emerging Markets Debt Central Fund, Fidelity Specialized High Income Central Fund, and Fidelity International Credit Central Fund in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized loss of $34,088,016 on the Fund's redemptions of Fidelity Emerging Markets Debt Central Fund, Fidelity Specialized High Income Central Fund, and Fidelity International Credit Central Fund, which is included in "Net Realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net loss on the exchanges for federal income tax purposes.

Fund Name	Value of Investments($)	Net realized gain (loss) ($)	Shares redeemed
Fidelity Emerging Markets Debt Central Fund	86,899,124	(7,430,938)	11,140,913
Fidelity Specialized High Income Central Fund	228,742,015	(15,106,950)	2,687,289
Fidelity International Credit Central Fund	95,472,483	(11,550,128)	1,208,359

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total Bond K6 Fund	30,530	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $28,376.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Total Bond K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisors' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9884014.107
TBDK6-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2025